UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Christina H. Lee, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2021

Item 1.

Reports to Stockholders

Strategic Advisers® Short Duration Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report

November 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2021

(excluding cash equivalents)	% of fund's net assets
PIMCO Short-Term Fund Institutional Class	13.6
Baird Ultra Short Bond Fund Institutional Class	6.3
PIMCO Enhanced Short Maturity Active ETF	4.9
T. Rowe Price Ultra Short-Term Bond Fund	4.4
Fidelity SAI Short-Term Bond Fund	4.4
BlackRock Low Duration Bond Portfolio Investor A Shares	4.2
Metropolitan West Low Duration Bond Fund - Class M	3.9
iShares Short Treasury Bond ETF	3.7
JPMorgan Ultra-Short Income ETF	3.7
iShares Short Maturity Bond ETF	3.5

Asset Allocation (% of fund's net assets)

As of November 30, 2021
Corporate Bonds	22.7%
U.S. Government and U.S. Government Agency Obligations	3.7%
Asset-Backed Securities	6.6%
CMOs and Other Mortgage Related Securities	2.6%
Municipal Securities	0.1%
Other Investments	0.4%
Short-Term Funds	59.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 0.9% 3/25/24	$2,145,000	$2,131,172
NBN Co. Ltd. 1.45% 5/5/26 (a)	1,765,000	1,738,961
NTT Finance Corp.:
0.373% 3/3/23 (a)	5,265,000	5,249,663
0.583% 3/1/24 (a)	2,184,000	2,163,327
SBA Tower Trust 3.448% 3/15/48 (a)	880,000	886,855
Verizon Communications, Inc.:
3 month U.S. LIBOR + 1.000% 1.118% 3/16/22 (b)(c)	15,233,000	15,275,043
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.549% 3/22/24 (b)(c)	2,563,000	2,574,277
0.85% 11/20/25	710,000	689,625
1.45% 3/20/26	1,155,000	1,146,945
		31,855,868
Entertainment - 0.1%
The Walt Disney Co. 3% 9/15/22	4,273,000	4,356,509
Interactive Media & Services - 0.0%
Baidu, Inc. 3.5% 11/28/22	780,000	798,233
Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	3,670,000	3,734,834
4.908% 7/23/25	2,295,000	2,531,963
Comcast Corp. 3.1% 4/1/25	355,000	374,305
COX Communications, Inc.:
2.95% 6/30/23 (a)	1,950,000	2,002,046
3.15% 8/15/24 (a)	796,000	834,290
Fox Corp. 3.666% 1/25/22	260,000	261,239
RELX Capital, Inc. 3.5% 3/16/23	575,000	593,595
SES SA 3.6% 4/4/23 (a)	155,000	159,890
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.5055% 3/4/22 (b)(c)	5,000,000	5,004,527
		15,496,689
Wireless Telecommunication Services - 0.2%
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.849% 4/15/23	2,615,000	2,713,381
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.7254% 3/22/22 (b)(c)	5,520,000	5,527,288
T-Mobile U.S.A., Inc. 3.5% 4/15/25	1,005,000	1,063,127
		9,303,796

TOTAL COMMUNICATION SERVICES		61,811,095

CONSUMER DISCRETIONARY - 1.5%
Automobiles - 1.1%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.3096% 2/22/23 (b)(c)	3,342,000	3,341,985
3 month U.S. LIBOR + 0.290% 0.4058% 12/10/21 (b)(c)	5,000,000	5,000,186
0.4% 10/21/22	2,775,000	2,772,257
BMW U.S. Capital LLC U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.5789% 4/1/24 (a)(b)(c)	5,925,000	5,966,319
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.840% 0.985% 5/4/23 (a)(b)(c)	3,240,000	3,268,827
3 month U.S. LIBOR + 0.900% 1.056% 2/15/22 (a)(b)(c)	5,000,000	5,007,689
1.75% 3/10/23 (a)	1,800,000	1,821,204
General Motors Co.:
4.875% 10/2/23	730,000	776,205
5.4% 10/2/23	1,130,000	1,217,262
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.6685% 10/15/24 (b)(c)	4,200,000	4,197,578
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.760% 0.8092% 3/8/24 (b)(c)	4,061,000	4,076,488
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.25% 11/17/23 (b)(c)	5,000,000	5,068,950
2.9% 2/26/25	1,880,000	1,947,548
3.25% 1/5/23	5,000,000	5,120,538
Harley-Davidson Financial Services, Inc.:
2.55% 6/9/22 (a)	375,000	378,260
4.05% 2/4/22 (a)	1,210,000	1,217,132
Nissan Motor Acceptance Corp.:
2.6% 9/28/22 (a)	1,610,000	1,629,217
2.65% 7/13/22 (a)	560,000	565,880
Nissan Motor Co. Ltd. 3.043% 9/15/23 (a)	1,550,000	1,596,107
Stellantis Finance U.S., Inc. 1.711% 1/29/27 (a)	675,000	662,223
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (a)	10,620,000	10,628,190
0.875% 11/22/23 (a)	590,000	587,366
2.7% 9/26/22 (a)	650,000	660,537
2.9% 5/13/22 (a)	5,663,000	5,720,975
3.125% 5/12/23 (a)	355,000	366,105
		73,595,028
Hotels, Restaurants & Leisure - 0.1%
Expedia, Inc. 3.6% 12/15/23	1,270,000	1,324,143
Hyatt Hotels Corp. 1.3% 10/1/23	565,000	565,235
Marriott International, Inc.:
2.3% 1/15/22	90,000	90,057
3.125% 2/15/23	290,000	295,674
3.6% 4/15/24	1,750,000	1,838,437
4.15% 12/1/23	175,000	184,703
Starbucks Corp. 2.7% 6/15/22	435,000	438,559
		4,736,808
Household Durables - 0.0%
Panasonic Corp. 2.536% 7/19/22 (a)	785,000	793,208
Internet & Direct Marketing Retail - 0.1%
QVC, Inc. 4.375% 3/15/23	3,565,000	3,694,231
Leisure Products - 0.0%
Brunswick Corp. 0.85% 8/18/24	1,190,000	1,174,451
Hasbro, Inc. 3% 11/19/24	1,485,000	1,551,710
		2,726,161
Multiline Retail - 0.0%
Nordstrom, Inc. 2.3% 4/8/24	150,000	147,750
Specialty Retail - 0.1%
AutoZone, Inc. 3.625% 4/15/25	485,000	517,314
O'Reilly Automotive, Inc. 3.8% 9/1/22	385,000	391,054
Ross Stores, Inc.:
0.875% 4/15/26	450,000	436,361
4.6% 4/15/25	2,310,000	2,538,139
Triton Container International Ltd. 0.8% 8/1/23 (a)	1,350,000	1,344,094
		5,226,962
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp. 1.7% 6/15/22	225,000	226,578
VF Corp. 2.05% 4/23/22	6,772,000	6,813,165
		7,039,743

TOTAL CONSUMER DISCRETIONARY		97,959,891

CONSUMER STAPLES - 0.7%
Beverages - 0.0%
Coca-Cola European Partners PLC 0.8% 5/3/24 (a)	2,005,000	1,975,275
Diageo Capital PLC 1.375% 9/29/25	680,000	679,996
		2,655,271
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
0.625% 2/10/23 (a)	1,072,000	1,068,709
0.8% 2/10/24 (a)	1,448,000	1,432,454
Prosperous Ray Ltd. 4.625% 11/12/23 (Reg. S)	1,200,000	1,269,225
		3,770,388
Food Products - 0.2%
Bunge Ltd. Finance Corp.:
3% 9/25/22	3,375,000	3,434,409
4.35% 3/15/24	130,000	139,053
China Mengniu Dairy Co. Ltd. 1.875% 6/17/25 (Reg. S)	2,004,000	1,995,683
JDE Peet's BV 0.8% 9/24/24 (a)	515,000	504,745
Mondelez International, Inc. 0.625% 7/1/22	6,350,000	6,356,073
		12,429,963
Tobacco - 0.4%
BAT International Finance PLC 1.668% 3/25/26	885,000	871,801
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	1,565,000	1,622,507
3.5% 2/11/23 (a)	14,124,000	14,441,198
3.75% 7/21/22 (a)	3,390,000	3,436,808
Philip Morris International, Inc. 1.125% 5/1/23	8,991,000	9,044,925
		29,417,239

TOTAL CONSUMER STAPLES		48,272,861

ENERGY - 1.1%
Energy Equipment & Services - 0.0%
Schlumberger Finance Canada Ltd. 1.4% 9/17/25	290,000	291,509
Schlumberger Holdings Corp.:
3.75% 5/1/24 (a)	1,515,000	1,594,326
4% 12/21/25 (a)	375,000	408,177
		2,294,012
Oil, Gas & Consumable Fuels - 1.1%
Aker BP ASA 3% 1/15/25 (a)	995,000	1,035,454
Canadian Natural Resources Ltd. 2.05% 7/15/25	1,430,000	1,445,076
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	1,470,000	1,637,605
7% 6/30/24	1,625,000	1,805,849
Chevron Corp.:
3 month U.S. LIBOR + 0.480% 0.5989% 3/3/22 (b)(c)	4,700,000	4,703,732
1.141% 5/11/23	4,174,000	4,203,450
Devon Energy Corp. 8.25% 8/1/23 (a)	525,000	577,689
Diamondback Energy, Inc.:
2.875% 12/1/24	2,720,000	2,822,299
4.75% 5/31/25	1,080,000	1,183,358
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.45% 2/17/23 (b)(c)	1,892,000	1,891,489
0.55% 10/4/23	5,000,000	4,963,731
2.5% 1/15/25	1,115,000	1,148,135
4% 10/1/23	1,605,000	1,680,641
Energy Transfer LP:
2.9% 5/15/25	255,000	263,180
3.45% 1/15/23	110,000	112,242
4.2% 9/15/23	280,000	293,412
4.25% 3/15/23	1,795,000	1,853,389
4.25% 4/1/24	70,000	73,725
4.9% 2/1/24	245,000	260,151
5.875% 1/15/24	2,375,000	2,559,614
Eni SpA 4% 9/12/23 (a)	1,610,000	1,688,812
Enterprise Products Operating LP 3.5% 2/1/22	1,050,000	1,055,030
EOG Resources, Inc. 2.625% 3/15/23	291,000	296,455
EQT Corp. 3% 10/1/22	2,275,000	2,280,688
Gray Oak Pipeline LLC:
2% 9/15/23 (a)	205,000	207,331
2.6% 10/15/25 (a)	385,000	391,548
Kinder Morgan Energy Partners LP 3.95% 9/1/22	135,000	137,243
Phillips 66 Co. 3 month U.S. LIBOR + 0.620% 0.776% 2/15/24 (b)(c)	10,000,000	10,000,227
Pioneer Natural Resources Co.:
0.55% 5/15/23	3,792,000	3,774,041
0.75% 1/15/24	610,000	605,457
Plains All American Pipeline LP/PAA Finance Corp. 2.85% 1/31/23	1,275,000	1,299,046
Reliance Industries Ltd. 5.4% 2/14/22 (Reg. S)	1,700,000	1,711,475
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (b)	1,810,000	1,902,672
6.25% 3/15/22	1,698,000	1,701,385
Saudi Arabian Oil Co. 2.75% 4/16/22 (a)	1,815,000	1,829,520
Suncor Energy, Inc. 2.8% 5/15/23	975,000	998,959
The Williams Companies, Inc.:
3.35% 8/15/22	200,000	202,341
3.7% 1/15/23	2,205,000	2,260,239
4.3% 3/4/24	305,000	323,794
Valero Energy Corp.:
1.2% 3/15/24	715,000	711,692
3.65% 3/15/25	245,000	261,793
Western Gas Partners LP 4% 7/1/22	1,800,000	1,804,500
		69,958,469

TOTAL ENERGY		72,252,481

FINANCIALS - 13.1%
Banks - 7.6%
Banco Bilbao Vizcaya Argentaria SA 0.875% 9/18/23	1,800,000	1,797,537
Banco del Estado de Chile 2.704% 1/9/25 (a)	665,000	679,256
Banco Santander Mexico SA 4.125% 11/9/22 (Reg. S)	1,750,000	1,790,338
Banco Santander SA 0.701% 6/30/24 (b)	200,000	198,878
Bank Ireland Group PLC 4.5% 11/25/23 (a)	2,655,000	2,822,383
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.690% 0.7398% 4/22/25 (b)(c)	10,000,000	10,055,779
0.523% 6/14/24 (b)	1,210,000	1,200,920
0.81% 10/24/24 (b)	755,000	750,263
0.976% 4/22/25 (b)	1,050,000	1,041,067
1.734% 7/22/27 (b)	765,000	758,089
3.124% 1/20/23 (b)	20,000,000	20,067,090
Bank of Montreal:
3 month U.S. LIBOR + 0.570% 0.7023% 3/26/22 (b)(c)	5,000,000	5,008,661
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.260% 0.3141% 9/15/23 (b)(c)	10,000,000	9,996,961
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.270% 0.3186% 4/14/23 (b)(c)	8,000,000	8,007,760
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.3091% 9/15/23 (b)(c)	5,000,000	4,989,757
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.43% 7/31/24 (b)(c)	5,000,000	4,997,614
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.440% 0.4935% 4/15/24 (b)(c)	10,000,000	10,017,000
Banque Federative du Credit Mutuel SA:
0.65% 2/27/24 (a)	860,000	851,933
0.998% 2/4/25 (a)	1,145,000	1,133,536
2.125% 11/21/22 (a)	4,457,000	4,523,858
Barclays Bank PLC 1.7% 5/12/22	650,000	652,809
Barclays PLC:
4.338% 5/16/24 (b)	660,000	691,049
4.61% 2/15/23 (b)	15,000,000	15,116,009
BNP Paribas SA 3.5% 3/1/23 (a)	10,000,000	10,334,637
BPCE SA:
3 month U.S. LIBOR + 0.300% 0.4268% 1/14/22 (a)(b)(c)	5,000,000	5,001,412
3 month U.S. LIBOR + 1.220% 1.3796% 5/22/22 (a)(b)(c)	1,605,000	1,613,291
3% 5/22/22 (a)	5,508,000	5,572,851
5.7% 10/22/23 (a)	2,710,000	2,930,078
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 0.389% 6/22/23 (b)(c)	5,885,000	5,891,186
0.95% 6/23/23	7,200,000	7,219,051
Capital One Bank NA 2.014% 1/27/23 (b)	7,000,000	7,013,010
Citigroup, Inc.:
0.981% 5/1/25 (b)	880,000	874,148
2.7% 10/27/22	15,130,000	15,403,002
Credit Agricole SA 3 month U.S. LIBOR + 1.020% 1.1439% 4/24/23 (a)(b)(c)	675,000	681,990
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	10,000,000	10,245,935
Danske Bank A/S:
1.226% 6/22/24 (a)	1,610,000	1,613,724
5% 1/12/22 (a)	1,050,000	1,055,196
5.375% 1/12/24 (a)	775,000	838,129
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.48% 5/21/24 (a)(b)(c)	5,316,000	5,312,013
Fifth Third Bancorp 1.625% 5/5/23	10,625,000	10,748,807
First Niagara Financial Group, Inc. 7.25% 12/15/21	515,000	516,226
First Republic Bank 2.5% 6/6/22	6,050,000	6,104,394
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 0.63% 11/22/24 (b)(c)	10,000,000	10,000,000
0.976% 5/24/25 (b)	245,000	242,242
1.162% 11/22/24 (b)	750,000	748,815
1.645% 4/18/26 (b)	850,000	846,085
2.099% 6/4/26 (b)	645,000	649,039
3.262% 3/13/23 (b)	15,300,000	15,407,618
3.803% 3/11/25 (b)	425,000	447,473
ING Groep NV 3 month U.S. LIBOR + 1.150% 1.2818% 3/29/22 (b)(c)	735,000	737,404
Intesa Sanpaolo SpA 3.125% 7/14/22 (a)	7,500,000	7,607,065
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.585% 6/1/25 (b)(c)	10,000,000	10,018,855
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 0.6291% 3/16/24 (b)(c)	5,000,000	5,018,289
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.880% 0.9338% 4/22/27 (b)(c)	380,000	384,588
0.824% 6/1/25 (b)	965,000	953,475
2.083% 4/22/26 (b)	1,870,000	1,901,908
2.776% 4/25/23 (b)	5,200,000	5,242,138
KeyBank NA:
3 month U.S. LIBOR + 0.660% 0.7916% 2/1/22 (b)(c)	8,128,000	8,135,787
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.37% 6/14/24 (b)(c)	10,000,000	9,986,724
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 0.39% 1/3/24 (b)(c)	6,000,000	6,001,320
Lloyds Banking Group PLC:
0.695% 5/11/24 (b)	2,698,000	2,688,355
1.326% 6/15/23 (b)	1,803,000	1,807,723
3% 1/11/22	5,000,000	5,013,850
4.5% 11/4/24	480,000	517,751
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.700% 0.8155% 3/7/22 (b)(c)	10,000,000	10,016,626
3 month U.S. LIBOR + 0.740% 0.8596% 3/2/23 (b)(c)	1,623,000	1,632,850
3 month U.S. LIBOR + 0.920% 1.0796% 2/22/22 (b)(c)	840,000	841,091
0.953% 7/19/25 (b)	1,660,000	1,643,412
2.623% 7/18/22	7,441,000	7,541,052
3.218% 3/7/22	1,090,000	1,098,234
Mizuho Financial Group Cayman 2 Ltd. 4.2% 7/18/22 (Reg. S)	1,625,000	1,663,838
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.850% 0.9641% 9/13/23 (b)(c)	10,000,000	10,042,529
3 month U.S. LIBOR + 0.940% 1.1156% 2/28/22 (b)(c)	5,000,000	5,009,950
National Bank of Canada 0.9% 8/15/23 (b)	7,000,000	7,010,226
NatWest Group PLC 3.875% 9/12/23	1,085,000	1,134,199
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.58% 8/12/24 (a)(b)(c)	5,905,000	5,913,031
0.8% 8/12/24 (a)	370,000	364,993
2.375% 5/21/23 (a)	1,525,000	1,558,885
3.625% 9/29/22 (a)	5,000,000	5,129,571
PNC Bank NA:
1.743% 2/24/23 (b)	4,078,000	4,088,220
2.028% 12/9/22 (b)	7,000,000	7,002,023
QNB Finance Ltd.:
2.625% 5/12/25 (Reg. S)	500,000	513,750
3.5% 3/28/24 (Reg. S)	1,000,000	1,048,750
Rabobank Nederland 3.95% 11/9/22	11,630,000	11,964,220
Rabobank Nederland New York Branch 3 month U.S. LIBOR + 0.830% 0.9511% 1/10/22 (b)(c)	5,000,000	5,004,140
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.4997% 10/26/23 (b)(c)	15,000,000	15,062,925
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	7,000,000	7,000,770
Societe Generale 2.625% 10/16/24 (a)	365,000	375,955
Standard Chartered PLC:
3 month U.S. LIBOR + 1.150% 1.2815% 1/20/23 (a)(b)(c)	910,000	910,955
0.991% 1/12/25 (a)(b)	375,000	371,086
1.214% 3/23/25 (a)(b)	200,000	198,860
1.319% 10/14/23 (a)(b)	200,000	200,453
1.822% 11/23/25 (a)(b)	475,000	475,035
3.885% 3/15/24 (a)(b)	365,000	377,270
3.95% 1/11/23 (a)	1,245,000	1,279,845
Svenska Handelsbanken AB:
0.55% 6/11/24 (a)	720,000	711,427
1.418% 6/11/27 (a)(b)	695,000	683,845
Swedbank AB:
0.6% 9/25/23 (a)	500,000	498,039
1.3% 6/2/23 (a)	1,150,000	1,160,129
Synchrony Bank 3% 6/15/22	10,395,000	10,511,625
Synovus Bank 2.289% 2/10/23 (b)	1,237,000	1,239,386
Synovus Financial Corp. 3.125% 11/1/22	5,000,000	5,080,803
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 0.6499% 12/1/22 (b)(c)	5,000,000	5,025,524
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2692% 6/2/23 (b)(c)	10,000,000	10,001,650
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.480% 0.5297% 1/27/23 (b)(c)	5,000,000	5,017,055
0.25% 1/6/23	4,000,000	3,985,625
0.55% 3/4/24	1,790,000	1,775,267
0.7% 9/10/24	1,430,000	1,415,404
Truist Bank U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.200% 0.2491% 1/17/24 (b)(c)	10,000,000	9,995,100
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.4492% 6/9/25 (b)(c)	10,710,000	10,679,701
U.S. Bancorp 3% 3/15/22	1,530,000	1,538,441
UniCredit SpA 3.75% 4/12/22 (a)	1,740,000	1,759,053
Wells Fargo & Co.:
1.654% 6/2/24 (b)	5,935,000	5,997,252
2.188% 4/30/26 (b)	840,000	857,724
3.5% 3/8/22	123,000	124,031
		495,005,956
Capital Markets - 2.6%
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.43% 8/9/23 (b)(c)	5,000,000	4,996,606
0.495% 2/2/24	810,000	801,771
1% 5/5/23	6,590,000	6,610,201
2.8% 4/8/22	2,340,000	2,359,538
Credit Suisse Group AG:
2.997% 12/14/23 (a)(b)	250,000	254,786
3.574% 1/9/23 (a)	650,000	651,803
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.55% 11/8/23 (b)(c)	10,000,000	9,987,900
2.222% 9/18/24 (b)	10,000,000	10,142,131
3.3% 11/16/22	7,072,000	7,241,169
E*TRADE Financial Corp. 2.95% 8/24/22	8,277,000	8,408,839
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 0.914% 2/23/23 (b)(c)	5,000,000	5,024,930
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.540% 0.59% 11/17/23 (b)(c)	10,000,000	9,991,580
0.523% 3/8/23	3,300,000	3,289,294
0.657% 9/10/24 (b)	725,000	719,391
0.673% 3/8/24 (b)	1,180,000	1,175,633
0.925% 10/21/24 (b)	555,000	552,952
2.905% 7/24/23 (b)	10,000,000	10,129,816
2.908% 6/5/23 (b)	11,000,000	11,116,709
3.5% 4/1/25	1,005,000	1,065,682
5.75% 1/24/22	1,800,000	1,813,861
Moody's Corp. 4.5% 9/1/22	5,000,000	5,098,305
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.7488% 1/20/23 (b)(c)	5,000,000	5,003,250
0.529% 1/25/24 (b)	3,994,000	3,978,300
0.56% 11/10/23 (b)	6,170,000	6,151,165
0.731% 4/5/24 (b)	985,000	982,486
1.164% 10/21/25 (b)	785,000	778,753
2.75% 5/19/22	1,095,000	1,106,422
3.737% 4/24/24 (b)	5,000,000	5,187,756
4.1% 5/22/23	275,000	287,448
4.875% 11/1/22	8,160,000	8,468,184
NASDAQ, Inc. 0.445% 12/21/22	2,417,000	2,411,460
State Street Corp. 2.825% 3/30/23 (b)	330,000	332,406
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.360% 0.41% 2/9/24 (a)(b)(c)	10,000,000	10,024,170
1.75% 4/21/22 (a)	7,000,000	7,029,897
UBS Group AG:
1.008% 7/30/24 (a)(b)	7,118,000	7,113,636
1.494% 8/10/27 (a)(b)	375,000	366,788
3.491% 5/23/23 (a)	5,000,000	5,065,518
		165,720,536
Consumer Finance - 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.680% 0.73% 9/29/23 (b)(c)	9,823,000	9,814,847
1.65% 10/29/24	1,365,000	1,362,538
3.95% 2/1/22	1,070,000	1,072,805
4.125% 7/3/23	1,025,000	1,068,861
4.5% 9/15/23	1,095,000	1,153,442
4.875% 1/16/24	490,000	523,579
American Express Co.:
2.65% 12/2/22	9,500,000	9,705,670
2.75% 5/20/22	5,000,000	5,045,447
Capital One Financial Corp.:
3.2% 1/30/23	8,016,000	8,233,664
3.5% 6/15/23	555,000	576,674
3.9% 1/29/24	505,000	532,958
Discover Financial Services 3.85% 11/21/22	3,500,000	3,605,359
Hyundai Capital America:
0.8% 1/8/24 (a)	660,000	654,544
0.875% 6/14/24 (a)	535,000	528,541
1% 9/17/24 (a)	445,000	439,123
2.375% 2/10/23 (a)	1,925,000	1,956,808
2.85% 11/1/22 (a)	511,000	520,610
3% 6/20/22 (a)	1,060,000	1,071,775
3.95% 2/1/22 (a)	1,315,000	1,321,947
LeasePlan Corp. NV 2.875% 10/24/24 (a)	750,000	777,618
Synchrony Financial:
2.85% 7/25/22	3,758,000	3,808,225
4.25% 8/15/24	1,960,000	2,086,607
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.35% 6/13/22 (b)(c)	5,450,000	5,454,988
0.45% 7/22/22	7,207,000	7,202,806
		68,519,436
Diversified Financial Services - 0.3%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.75% 5/24/24 (a)(b)(c)	8,000,000	8,010,776
0.95% 1/8/24 (a)	3,469,000	3,457,590
BP Capital Markets America, Inc. 2.937% 4/6/23	1,035,000	1,064,749
Jackson Financial, Inc. 1.125% 11/22/23 (a)	5,631,000	5,627,849
LSEGA Financing PLC 0.65% 4/6/24 (a)	1,355,000	1,341,155
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	660,000	684,110
5.25% 8/15/22 (a)	880,000	902,716
		21,088,945
Insurance - 1.5%
ACE INA Holdings, Inc. 2.875% 11/3/22	2,500,000	2,542,007
American International Group, Inc. 2.5% 6/30/25	1,000,000	1,034,713
Aon Corp. 2.2% 11/15/22	1,592,000	1,616,101
Brighthouse Financial Global Funding:
0.6% 6/28/23 (a)	845,000	842,155
1% 4/12/24 (a)	855,000	850,761
CNO Global Funding 1.75% 10/7/26 (a)	850,000	842,444
Equitable Financial Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.438% 4/6/23 (a)(b)(c)	10,000,000	10,014,980
0.5% 4/6/23 (a)	2,010,000	2,005,234
0.5% 11/17/23 (a)	5,000,000	4,960,551
1.1% 11/12/24 (a)	780,000	773,759
Health Care Service Corp. 1.5% 6/1/25 (a)	1,375,000	1,381,928
Lincoln National Corp. 4% 9/1/23	270,000	284,250
MassMutual Global Funding II 0.85% 6/9/23 (a)	10,000,000	10,025,872
Metropolitan Life Global Funding I:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 0.6187% 1/13/23 (a)(b)(c)	6,940,000	6,970,536
0.9% 6/8/23 (a)	4,918,000	4,935,513
Metropolitan Tower Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.550% 0.5985% 1/17/23 (a)(b)(c)	5,000,000	5,016,016
0.55% 7/13/22 (a)	6,000,000	6,002,514
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.4011% 1/10/23 (a)(b)(c)	6,945,000	6,960,307
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.27% 2/2/23 (a)(b)(c)	10,000,000	10,004,740
1.1% 5/5/23 (a)	725,000	730,304
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.3788% 3/25/24 (a)(b)(c)	4,063,000	4,073,486
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.4278% 4/12/24 (a)(b)(c)	10,000,000	10,014,367
Principal Life Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.4987% 4/12/24 (a)(b)(c)	1,763,000	1,770,572
0.75% 4/12/24 (a)	930,000	922,173
Trinity Acquisition PLC 4.625% 8/15/23	1,054,000	1,111,202
		95,686,485
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 3.72% 7/15/43 (a)	370,000	375,437
Nationwide Building Society:
3.622% 4/26/23 (a)(b)	1,035,000	1,046,532
3.766% 3/8/24 (a)(b)	500,000	517,189
		1,939,158

TOTAL FINANCIALS		847,960,516

HEALTH CARE - 1.5%
Biotechnology - 0.4%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 0.8096% 11/21/22 (b)(c)	7,100,000	7,135,420
2.6% 11/21/24	3,500,000	3,628,104
2.9% 11/6/22	5,000,000	5,100,453
2.95% 11/21/26	90,000	94,718
3.2% 11/6/22	170,000	173,208
3.2% 5/14/26	175,000	185,090
3.25% 10/1/22	5,850,000	5,939,920
3.45% 3/15/22	615,000	617,138
Baxalta, Inc. 3.6% 6/23/22	265,000	268,056
Gilead Sciences, Inc. 0.75% 9/29/23	1,553,000	1,547,826
		24,689,933
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 0.868% 12/1/23 (a)(d)	1,460,000	1,453,164
Becton, Dickinson & Co.:
3.363% 6/6/24	551,000	578,044
3.734% 12/15/24	128,000	136,559
Stryker Corp. 0.6% 12/1/23	325,000	322,221
		2,489,988
Health Care Providers & Services - 0.4%
Aetna, Inc. 2.8% 6/15/23	885,000	907,962
AmerisourceBergen Corp. 0.737% 3/15/23	1,855,000	1,853,159
Anthem, Inc.:
0.45% 3/15/23	4,094,000	4,076,574
2.375% 1/15/25	410,000	421,953
Cardinal Health, Inc.:
3.079% 6/15/24	695,000	724,071
3.2% 3/15/23	875,000	899,727
3.5% 11/15/24	1,180,000	1,250,353
Cigna Corp.:
0.613% 3/15/24	6,302,000	6,226,137
3% 7/15/23	715,000	737,299
3.05% 11/30/22	1,729,000	1,768,255
3.75% 7/15/23	401,000	418,402
CommonSpirit Health 1.547% 10/1/25	670,000	666,462
CVS Health Corp.:
2.625% 8/15/24	335,000	346,446
3.7% 3/9/23	369,000	381,612
Humana, Inc.:
0.65% 8/3/23	4,706,000	4,680,675
1.35% 2/3/27	120,000	116,326
2.9% 12/15/22	160,000	163,474
3.15% 12/1/22	315,000	321,124
3.85% 10/1/24	745,000	794,445
4.5% 4/1/25	1,205,000	1,317,735
PeaceHealth Obligated Group 1.375% 11/15/25	190,000	189,264
		28,261,455
Life Sciences Tools & Services - 0.3%
PerkinElmer, Inc.:
0.55% 9/15/23	10,675,000	10,601,250
0.85% 9/15/24	1,290,000	1,269,326
Thermo Fisher Scientific, Inc.:
0.5788% 10/18/24 (b)	2,411,000	2,414,292
0.797% 10/18/23	1,865,000	1,859,246
4.133% 3/25/25	385,000	416,773
		16,560,887
Pharmaceuticals - 0.4%
AstraZeneca Finance LLC:
0.7% 5/28/24	995,000	984,935
1.2% 5/28/26	1,390,000	1,372,062
AstraZeneca PLC:
0.3% 5/26/23	1,425,000	1,417,534
3.5% 8/17/23	365,000	381,428
Bristol-Myers Squibb Co. 3.25% 2/20/23	178,000	183,274
EMD Finance LLC 2.95% 3/19/22 (a)	430,000	431,380
Perrigo Finance PLC 3.9% 12/15/24	3,240,000	3,412,780
Royalty Pharma PLC 0.75% 9/2/23	870,000	865,162
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	1,845,000	1,903,844
Viatris, Inc. 1.125% 6/22/22	13,114,000	13,133,637
		24,086,036

TOTAL HEALTH CARE		96,088,299

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
DAE Funding LLC 1.55% 8/1/24 (a)	465,000	456,863
The Boeing Co. 1.167% 2/4/23	2,790,000	2,791,043
		3,247,906
Airlines - 0.0%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	503,980	486,730
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	342,590	337,452
		824,182
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	1,860,000	1,901,679
Commercial Services & Supplies - 0.0%
HPHT Finance 19 Ltd. 2.875% 11/5/24 (Reg. S)	400,000	416,112
Republic Services, Inc. 2.5% 8/15/24	880,000	908,400
		1,324,512
Construction & Engineering - 0.0%
Yongda Investment Ltd. 2.25% 6/16/25 (Reg. S)	944,000	940,913
Industrial Conglomerates - 0.4%
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 0.5144% 8/8/22 (b)(c)	9,078,000	9,089,874
Roper Technologies, Inc.:
0.45% 8/15/22	205,000	204,815
1% 9/15/25	235,000	229,503
2.35% 9/15/24	365,000	375,602
3.125% 11/15/22	1,505,000	1,531,149
3.65% 9/15/23	270,000	282,083
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.4792% 3/11/24 (a)(b)(c)	10,290,000	10,322,475
0.65% 3/11/24 (a)	690,000	685,814
		22,721,315
Machinery - 0.3%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.150% 0.2% 11/17/22 (b)(c)	5,000,000	4,997,123
0.25% 3/1/23	10,000,000	9,958,012
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.5831% 4/5/23 (b)(c)	3,299,000	3,299,168
		18,254,303
Professional Services - 0.0%
Equifax, Inc. 3.95% 6/15/23	1,090,000	1,138,210
IHS Markit Ltd. 3.625% 5/1/24	985,000	1,031,689
		2,169,899
Road & Rail - 0.2%
Canadian Pacific Railway Co.:
1.35% 12/2/24 (d)	7,739,000	7,731,903
1.75% 12/2/26 (d)	580,000	580,326
Eastern Creation II Investment Holdings Ltd. 1% 9/10/23 (Reg. S)	1,670,000	1,662,485
Guangzhou Metro Investment Finance (BVI) Ltd. 1.507% 9/17/25 (Reg. S)	1,300,000	1,274,299
Penske Truck Leasing Co. LP:
2.7% 3/14/23 (a)	1,556,000	1,589,289
4.25% 1/17/23 (a)	285,000	295,594
SMBC Aviation Capital Finance:
3.55% 4/15/24 (a)	815,000	854,842
4.125% 7/15/23 (a)	900,000	942,279
		14,931,017
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23	3,810,000	3,869,120
3.5% 1/15/22	5,560,000	5,579,935
GATX Corp.:
3.9% 3/30/23	820,000	851,220
4.35% 2/15/24	965,000	1,028,201
		11,328,476
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (a)	1,035,000	1,013,346
2.875% 2/15/25 (a)	980,000	1,000,985
3.625% 5/1/22 (a)	1,560,000	1,575,233
3.95% 7/1/24 (a)	265,000	277,746
HPHT Finance 17 Ltd. 2.75% 9/11/22 (Reg. S)	1,650,000	1,669,554
Sydney Airport Finance Co. Property Ltd. 3.9% 3/22/23 (a)	1,133,000	1,174,932
		6,711,796

TOTAL INDUSTRIALS		84,355,998

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 2.05% 3/1/25	910,000	933,550
Avnet, Inc. 4.875% 12/1/22	325,000	337,755
		1,271,305
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	320,000	348,414
Fidelity National Information Services, Inc.:
0.375% 3/1/23	1,160,000	1,154,761
0.6% 3/1/24	555,000	548,231
Global Payments, Inc. 2.65% 2/15/25	800,000	824,196
HCL America, Inc. 1.375% 3/10/26 (a)	1,800,000	1,763,213
IBM Corp. 2.85% 5/13/22	10,000,000	10,111,539
PayPal Holdings, Inc. 1.35% 6/1/23	2,224,000	2,247,177
The Western Union Co. 2.85% 1/10/25	1,280,000	1,331,012
		18,328,543
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.2988% 10/1/24 (b)(c)	2,353,000	2,356,977
2.95% 4/1/25	295,000	311,573
Marvell Technology, Inc. 4.2% 6/22/23 (a)	1,050,000	1,097,358
Microchip Technology, Inc.:
0.972% 2/15/24 (a)	1,165,000	1,154,283
0.983% 9/1/24 (a)	970,000	955,987
2.67% 9/1/23	1,110,000	1,138,872
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	1,355,000	1,384,117
4.625% 6/1/23 (a)	2,745,000	2,886,875
4.875% 3/1/24 (a)	560,000	602,207
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25 (a)	205,000	212,272
Skyworks Solutions, Inc. 0.9% 6/1/23	305,000	304,001
		12,404,522
Software - 0.1%
Fortinet, Inc. 1% 3/15/26	675,000	656,789
Oracle Corp. 2.4% 9/15/23	1,280,000	1,308,485
VMware, Inc. 0.6% 8/15/23	4,644,000	4,616,544
		6,581,818
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	3,269,000	3,355,059

TOTAL INFORMATION TECHNOLOGY		41,941,247

MATERIALS - 0.1%
Chemicals - 0.0%
Cytec Industries, Inc. 3.5% 4/1/23	919,000	942,073
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (a)	582,000	582,333
LYB International Finance III LLC 1.25% 10/1/25	705,000	696,044
Westlake Chemical Corp. 0.875% 8/15/24	180,000	178,191
		2,398,641
Construction Materials - 0.0%
Boral Finance Pty Ltd. 3% 11/1/22 (a)	135,000	136,871
Martin Marietta Materials, Inc. 0.65% 7/15/23	405,000	403,841
		540,712
Metals & Mining - 0.1%
ArcelorMittal SA 3.6% 7/16/24	390,000	408,608
Nucor Corp. 2% 6/1/25	350,000	355,652
POSCO 2.375% 1/17/23 (a)	1,870,000	1,898,106
		2,662,366
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 4.5% 8/1/24	635,000	674,386

TOTAL MATERIALS		6,276,105

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,449,000	1,494,322
Crown Castle International Corp. 1.05% 7/15/26	1,005,000	970,193
Highwoods/Forsyth LP 3.625% 1/15/23	1,620,000	1,654,313
Public Storage U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 0.5193% 4/23/24 (b)(c)	495,000	495,337
Simon Property Group LP:
2% 9/13/24	380,000	387,858
3.375% 10/1/24	985,000	1,041,732
		6,043,755
UTILITIES - 1.7%
Electric Utilities - 1.2%
American Electric Power Co., Inc. 3.65% 12/1/21	180,000	180,000
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 0.6158% 6/15/23 (a)(b)(c)	3,377,000	3,376,013
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2992% 6/10/23 (b)(c)	3,003,000	3,001,474
Edison International:
2.95% 3/15/23	455,000	463,042
3.125% 11/15/22	650,000	660,857
ENEL Finance International NV:
1.375% 7/12/26 (a)	1,105,000	1,082,190
2.65% 9/10/24 (a)	1,375,000	1,421,592
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 8/15/23 (b)(c)	5,000,000	4,993,300
FirstEnergy Corp. 3.35% 7/15/22	885,000	888,761
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 5/10/23 (b)(c)	3,574,000	3,571,716
Israel Electric Corp. Ltd. 5% 11/12/24 (Reg. S) (a)	1,365,000	1,486,294
Korea Hydro & Nuclear Power Co. Ltd. 1.25% 4/27/26 (a)	1,421,000	1,403,785
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.349% 6/28/24 (b)(c)	5,297,000	5,265,072
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4296% 2/22/23 (b)(c)	10,000,000	9,983,800
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.45% 11/3/23 (b)(c)	6,000,000	5,989,290
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.540% 0.59% 3/1/23 (b)(c)	3,472,000	3,481,961
NRG Energy, Inc. 3.75% 6/15/24 (a)	535,000	558,770
Pacific Gas & Electric Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.2% 11/14/22 (b)(c)	180,000	180,172
1.75% 6/16/22	6,280,000	6,276,094
3.5% 6/15/25	955,000	989,544
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 0.3823% 9/28/23 (b)(c)	1,780,000	1,780,005
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.379% 6/24/24 (b)(c)	4,059,000	4,058,476
Sinosing Services Pte Ltd. 2.25% 2/20/25 (Reg. S)	2,200,000	2,213,464
Southern California Edison Co.:
3 month U.S. LIBOR + 0.270% 0.3889% 12/3/21 (b)(c)	2,687,000	2,687,004
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.640% 0.6889% 4/3/23 (b)(c)	5,000,000	5,006,076
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 0.42% 5/10/23 (b)(c)	3,257,000	3,251,691
0.6% 2/26/24	2,230,000	2,201,003
Vistra Operations Co. LLC 3.55% 7/15/24 (a)	3,435,000	3,561,077
		80,012,523
Gas Utilities - 0.2%
APT Pipelines Ltd. 4.2% 3/23/25 (a)	1,645,000	1,770,090
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.496% 3/9/23 (b)(c)	2,617,000	2,617,179
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6196% 3/2/23 (b)(c)	3,494,000	3,488,469
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 0.7241% 3/11/23 (b)(c)	2,500,000	2,500,046
		10,375,784
Independent Power and Renewable Electricity Producers - 0.1%
Alexander Funding Trust 1.841% 11/15/23 (a)	920,000	929,118
Hero Asia Investment Ltd. 1.5% 11/18/23 (Reg. S)	1,650,000	1,643,836
The AES Corp. 3.3% 7/15/25 (a)	820,000	857,786
		3,430,740
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.7% 5/13/24 (b)(c)	2,893,000	2,892,855
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.646% 9/15/23 (b)(c)	2,327,000	2,327,538
DTE Energy Co. 0.55% 11/1/22	5,000,000	4,991,647
Puget Energy, Inc. 5.625% 7/15/22	5,000,000	5,092,697
San Diego Gas & Electric Co. 1.914% 2/1/22	34,289	34,354
Sempra Energy 2.875% 10/1/22	535,000	542,701
		15,881,792

TOTAL UTILITIES		109,700,839

TOTAL NONCONVERTIBLE BONDS
(Cost $1,469,579,761)		1,472,663,087

U.S. Government and Government Agency Obligations - 3.1%
U.S. Government Agency Obligations - 0.3%
Fannie Mae U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.23% 7/8/22 (b)(c)	20,000,000	20,020,301
U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Notes 0.625% 4/15/23	3,989,666	4,207,041
U.S. Treasury Obligations - 2.7%
U.S. Treasury Notes:
0.125% 1/31/23	$18,625,000	$18,582,803
0.125% 4/30/23 (e)	28,965,000	28,856,381
0.125% 5/31/23	3,860,000	3,843,113
0.125% 6/30/23	31,945,000	31,794,010
0.125% 7/31/23	7,205,000	7,164,753
0.125% 8/31/23	1,820,000	1,808,767
0.25% 9/30/23	20,000,000	19,908,594
0.375% 3/31/22	30,000,000	30,029,757
0.375% 10/31/23	32,000,000	31,912,500
0.5% 11/30/23	3,425,000	3,421,388

TOTAL U.S. TREASURY OBLIGATIONS		177,322,066

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $201,500,217)		201,549,408

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.2%
12 month U.S. LIBOR + 1.560% 1.841% 7/1/35 (b)(c)	3,518	3,693
12 month U.S. LIBOR + 1.590% 1.926% 12/1/35 (b)(c)	5,228	5,494
12 month U.S. LIBOR + 1.650% 1.905% 8/1/37 (b)(c)	1,517	1,596
12 month U.S. LIBOR + 1.690% 1.94% 5/1/38 (b)(c)	21,422	22,563
12 month U.S. LIBOR + 1.780% 2.163% 5/1/38 (b)(c)	2,518	2,645
12 month U.S. LIBOR + 1.830% 2.098% 4/1/38 (b)(c)	14,014	14,763
12 month U.S. LIBOR + 1.850% 2.103% 8/1/38 (b)(c)	7,526	7,964
12 month U.S. LIBOR + 1.880% 2.191% 5/1/38 (b)(c)	8,325	8,771
12 month U.S. LIBOR + 2.040% 2.415% 12/1/36 (b)(c)	1,239	1,310
6 month U.S. LIBOR + 1.360% 1.492% 10/1/33 (b)(c)	25,540	26,427
2% 11/1/51	284,244	284,692
2.5% 10/1/51	276,878	283,996
3% 9/1/28 to 11/1/51 (d)	4,160,519	4,349,698
3.5% 11/1/26 to 7/1/50	1,000,036	1,055,880
4% 1/1/47 to 12/1/49	415,343	446,261
4.5% 8/1/24 to 1/1/50	2,114,340	2,280,661
5% 3/1/23 to 7/1/45	1,025,835	1,140,446
5.5% 5/1/22 to 5/1/40	1,350,534	1,545,988
6% to 6% 1/1/22 to 2/1/49	1,329,137	1,540,623
6.5% 7/1/32 to 12/1/32	63,954	73,761

TOTAL FANNIE MAE		13,097,232

Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.620% 1.875% 6/1/38 (b)(c)	14,200	14,931
12 month U.S. LIBOR + 1.620% 1.875% 7/1/38 (b)(c)	22,186	23,276
12 month U.S. LIBOR + 1.720% 1.976% 7/1/35 (b)(c)	6,449	6,785
12 month U.S. LIBOR + 1.730% 2.006% 10/1/36 (b)(c)	12,394	13,041
12 month U.S. LIBOR + 1.730% 2.046% 5/1/38 (b)(c)	5,484	5,786
12 month U.S. LIBOR + 1.730% 2.108% 2/1/37 (b)(c)	3,021	3,188
12 month U.S. LIBOR + 1.770% 2.025% 5/1/37 (b)(c)	2,642	2,789
12 month U.S. LIBOR + 1.830% 2.204% 2/1/37 (b)(c)	2,724	2,883
12 month U.S. LIBOR + 1.920% 2.307% 12/1/36 (b)(c)	4,932	5,200
12 month U.S. LIBOR + 2.020% 2.351% 11/1/36 (b)(c)	2,771	2,918
12 month U.S. LIBOR + 2.080% 2.457% 2/1/38 (b)(c)	11,068	11,760
12 month U.S. LIBOR + 2.160% 2.537% 2/1/37 (b)(c)	5,301	5,614
U.S. TREASURY 1 YEAR INDEX + 2.340% 2.472% 11/1/34 (b)(c)	9,869	10,413
2% 1/1/36 to 9/1/36	1,953,893	2,006,148
3% 11/1/34	290,427	307,088
3.5% 12/1/47	843,057	890,457
4% 12/1/49	175,378	188,637
4.5% 5/1/50	195,636	211,488
5% 10/1/22 to 12/1/41	384,860	430,022
5.5% 4/1/23 to 10/1/38	6,479	6,940
6% 8/1/22 to 9/1/35	84,116	96,833
7% 3/1/39	129,308	152,039
7.5% 6/1/38	127,008	147,218

TOTAL FREDDIE MAC		4,545,454

Ginnie Mae - 0.1%
6% 7/15/36	155,042	176,439
3.5% 8/20/44 to 11/20/50	3,757,490	3,931,830
4% 3/20/48 to 8/20/50	812,582	870,343
4.5% 9/20/40 to 8/20/47	630,826	689,696
5% 12/20/34 to 5/20/48	745,392	815,823
5.5% 9/15/45 to 2/20/49	576,328	641,655

TOTAL GINNIE MAE		7,125,786

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $24,550,520)		24,768,472

Asset-Backed Securities - 6.6%
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 1.1883% 7/22/32 (a)(b)(c)	$4,100,000	$4,099,988
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 1/15/32 (a)(b)(c)	4,342,000	4,342,282
Ally Auto Receivables Trust Series 2019-3 Class A4, 1.96% 12/16/24	600,000	609,952
American Express Credit Account Master Trust Series 2019-3 Class B, 2.2% 4/15/25	740,000	749,317
AmeriCredit Automobile Receivables Trust:
Series 2017-3:
Class C, 2.69% 6/19/23	55,346	55,443
Class D, 3.18% 7/18/23	1,355,000	1,365,187
Series 2018-1 Class D, 3.82% 3/18/24	1,645,000	1,688,043
Series 2019-3 Class B, 2.13% 7/18/25	985,000	995,351
Series 2020-1:
Class C, 1.59% 10/20/25	705,000	711,657
Class D, 1.8% 12/18/25	690,000	697,682
Series 2020-3 Class C, 1.06% 8/18/26	420,000	419,820
Series 2021-1:
Class C, 0.89% 10/19/26	755,000	749,572
Class D, 1.21% 12/18/26	470,000	463,171
Series 2021-2:
Class A2, 0.26% 11/18/24	4,028,961	4,026,579
Class D, 1.29% 6/18/27	995,000	981,506
Series 2021-3 Class A2, 0.41% 2/18/25	7,839,000	7,833,223
Applebee's/IHOP Funding LLC Series 2019-1A Class A2I, 4.194% 6/5/49 (a)	1,613,700	1,634,188
Arbor Realty Collateralized Loan Obligation Series 2021-FL3 Class A, 1 month U.S. LIBOR + 1.070% 1.1595% 8/15/34 (a)(b)(c)	1,100,000	1,097,592
Arbor Realty Commercial Real Estate Notes, Ltd. Series 2021-FL4 Class A, 1 month U.S. LIBOR + 1.350% 1.44% 11/15/36 (a)(b)(c)	845,000	845,000
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 1.1783% 4/22/31 (a)(b)(c)	3,577,000	3,581,156
Ares LVII CLO Ltd. / Ares LVII CLO LLC Series 2020-57A Class A, 3 month U.S. LIBOR + 1.320% 1.4453% 10/25/31 (a)(b)(c)	895,000	895,261
ARI Fleet Lease Trust Series 2020-A Class B, 2.06% 11/15/28 (a)	770,000	776,366
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2017-1A Class B, 3.41% 9/20/23 (a)	540,000	547,431
Series 2017-2A Class A, 2.97% 3/20/24 (a)	905,000	927,702
Series 2018-2A Class C, 4.95% 3/20/25 (a)	430,000	457,061
Series 2019-1A Class B, 3.7% 3/20/23 (a)	163,333	164,196
Series 2019-2A Class A, 3.35% 9/22/25 (a)	650,000	684,785
Series 2020-1A Class A, 2.33% 8/20/26 (a)	540,000	556,593
Babson CLO Ltd. Series 2013-IA Class AR, 3 month U.S. LIBOR + 0.800% 0.9315% 1/20/28 (a)(b)(c)	838,097	837,470
Bank of America Credit Card Master Trust Series 2020-A1 Class A1, 0.34% 5/15/26	4,768,000	4,721,930
Bayview Opportunity Master Fund Trust:
Series 2017-RT3 Class A, 3.5% 1/28/58 (a)(b)	620,230	623,786
Series 2017-SPL4 Class A, 3.5% 1/28/55 (a)	187,897	190,568
Series 2017-SPL5 Class A, 3.5% 6/28/57 (a)	539,567	548,741
BDS Ltd. / BDS LLC Series 2021-FL10 Class A, 1 month U.S. LIBOR + 1.350% 1.45% 12/18/36 (a)(b)(c)	770,000	769,997
Blackbird Capital Aircraft Series 2016-1A Class AA, 2.487% 12/16/41 (a)(b)	601,667	603,731
BlueMountain CLO Ltd. Series 2015-2A Class A1R, 3 month U.S. LIBOR + 0.930% 1.0523% 7/18/27 (a)(b)(c)	533,029	533,173
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/33 (a)	198,259	204,693
Carlyle Global Market Strategies Series 2015-3A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1359% 7/28/28 (a)(b)(c)	424,735	424,783
CarMax Auto Owner Trust:
Series 2017-4 Class C, 2.7% 10/16/23	205,000	205,183
Series 2019-2 Class B, 3.01% 12/16/24	1,935,000	1,990,913
Series 2020-3 Class A2A, 0.49% 6/15/23	1,055,583	1,055,766
Series 2020-4:
Class A2, 0.31% 1/16/24	3,273,929	3,273,774
Class D, 1.75% 4/15/27	540,000	540,072
Series 2021-1 Class A3, 0.34% 12/15/25	2,373,000	2,362,039
Series 2021-2 Class C, 1.34% 2/16/27	545,000	537,684
Carvana Auto Receivables Trust:
Series 2021-P2 Class A2, 0.3% 7/10/24	6,185,622	6,185,230
Series 2021-P3 Class A2, 0.38% 1/10/25	3,044,000	3,038,364
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.1% 10/20/32 (a)(b)(c)	1,089,000	1,088,546
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 1.2238% 7/15/33 (a)(b)(c)	5,722,000	5,723,419
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.1045% 7/27/30 (a)(b)(c)	4,090,000	4,090,515
Chesapeake Funding II LLC:
Series 2018-3A Class A2, 1 month U.S. LIBOR + 0.480% 0.5695% 1/15/31 (a)(b)(c)	783,687	784,809
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	1,149,654	1,160,089
Series 2020-1A Class A1, 0.87% 8/16/32 (a)	2,534,823	2,540,207
Series 2021-1A Class A2, 1 month U.S. LIBOR + 0.230% 0.3195% 4/15/33 (a)(b)(c)	3,153,163	3,155,225
CIFC Funding Ltd. / CIFC Funding LLC Series 2021-4A Class A, 3 month U.S. LIBOR + 1.050% 1.1738% 7/15/33 (a)(b)(c)	1,360,000	1,360,593
CIM Trust Series 2020-INV1 Class A2, 2.5% 4/25/50 (a)	248,164	249,869
CNH Equipment Trust:
Series 2018-A Class B, 3.47% 10/15/25	380,000	383,413
Series 2020-A Class A4, 1.51% 4/15/27	590,000	597,458
Series 2021-C Class A2, 0.33% 1/15/25	4,124,000	4,116,744
Daimler Trucks Retail Trust Series 2020-1 Class A4, 1.37% 6/15/27	1,820,000	1,827,069
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (a)	1,102,454	1,107,799
Series 2020-2:
Class A2, 0.47% 10/24/22 (a)	842,402	842,918
Class A3, 0.57% 10/23/23 (a)	1,915,000	1,914,927
Series 2021-1 Class A3, 0.43% 5/22/26 (a)	1,601,000	1,594,155
Series 2021-2 Class A2, 0.33% 12/22/26 (a)	4,976,000	4,959,726
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	635,854	637,906
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (a)	2,882,000	2,874,584
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (a)	7,674,000	7,666,411
Donlen Fleet Lease Funding Series 2021-2 Class A1, 1 month U.S. LIBOR + 0.330% 0.4211% 12/11/34 (a)(b)(c)	4,058,000	4,060,505
Drive Auto Receivables Trust:
Series 2021-1 Class D, 1.45% 1/16/29	630,000	628,574
Series 2021-2:
Class A2, 0.36% 5/15/24	4,100,000	4,098,107
Class D, 1.39% 3/15/29	785,000	771,601
Series 2021-3 Class A2, 0.52% 1/15/25	5,000,000	4,998,409
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, 3 month U.S. LIBOR + 1.100% 1.2223% 7/17/34 (a)(b)(c)	1,055,000	1,055,169
Eagle Re Ltd. Series 2021-2 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 1.5993% 4/25/34 (a)(b)(c)	460,000	460,364
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 4/15/31 (a)(b)(c)	3,935,000	3,937,703
Elara HGV Timeshare Issuer LLC Series 2017-A Class A, 2.69% 3/25/30 (a)	485,848	492,675
Ellington Financial Mortgage Trust Series 2019-2 Class A1, 2.739% 11/25/59 (a)	248,903	251,190
Enterprise Fleet Financing LLC:
Series 2019-1 Class A2, 2.98% 10/20/24 (a)	77,434	77,702
Series 2019-3 Class A2, 2.06% 5/20/25 (a)	372,726	376,138
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	4,135,620	4,172,145
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	3,221,523	3,218,995
Series 2021-1 Class A2, 0.44% 12/21/26 (a)	1,372,807	1,367,093
Series 2021-2 Class A2, 0.48% 5/20/27 (a)	3,480,000	3,453,393
Exeter Automobile Receivables Trust:
Series 2021-2A Class A2, 0.27% 1/16/24	3,523,312	3,522,636
Series 2021-3A Class A2, 0.34% 1/16/24	2,071,843	2,070,901
Ford Credit Auto Lease Trust Series 2020-B Class A3, 0.62% 8/15/23	4,531,000	4,536,437
Ford Credit Auto Owner Trust:
Series 2020-2 Class C, 1.74% 4/15/33 (a)	570,000	564,908
Series 2020-B Class C, 2.04% 12/15/26	1,270,000	1,296,867
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	5,274,000	5,261,231
GM Financial Automobile Leasing Trust:
Series 2020-2 Class C, 2.56% 7/22/24	445,000	454,513
Series 2020-3 Class A2A, 0.35% 11/21/22	2,019,399	2,019,517
Series 2021-2 Class A2, 0.22% 7/20/23	3,974,424	3,971,992
Series 2021-3 Class A2, 0.24% 12/20/23	5,000,000	4,991,866
GM Financial Consumer Automobile Receivables Trust:
Series 2020-2 Class A3, 1.49% 12/16/24	300,228	302,313
Series 2020-3 Class A2, 0.35% 7/17/23	778,804	778,825
Series 2020-4:
Class A2, 0.26% 11/16/23	3,420,773	3,420,683
Class C, 1.05% 5/18/26	420,000	417,691
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (a)	1,480,000	1,476,386
Series 2020-2 Class A, 0.69% 10/15/25 (a)	3,238,000	3,223,097
Hardee's Funding LLC / Carl's Jr. Funding LLC Series 2018-1A Class A2II, 4.959% 6/20/48 (a)	213,400	224,693
Hilton Grand Vacations Trust:
Series 2017-AA:
Class A, 2.66% 12/26/28 (a)	144,728	147,030
Class B, 2.96% 12/26/28 (a)	220,737	223,867
Series 2020-AA:
Class A, 2.74% 2/25/39 (a)	564,166	581,380
Class B, 4.22% 2/25/39 (a)	869,210	917,479
HPEFS Equipment Trust:
Series 2020-2A Class A2, 0.65% 7/22/30 (a)	1,010,993	1,011,432
Series 2021-2A Class A2, 0.3% 9/20/28 (a)	2,780,000	2,774,418
Hyundai Auto Lease Securitization Trust:
Series 2020-A Class A3, 1.95% 7/17/23 (a)	1,411,860	1,415,614
Series 2021-A Class A2, 0.25% 4/17/23 (a)	5,305,022	5,303,470
Series 2021-B Class A2, 0.19% 10/16/23 (a)	5,140,000	5,132,022
Hyundai Auto Receivables Trust:
Series 2019-A Class B, 2.94% 5/15/25	635,000	650,234
Series 2020-A Class A3, 1.41% 11/15/24	735,000	740,491
Series 2020-C Class A2, 0.26% 9/15/23	4,103,164	4,103,035
John Deere Owner Trust Series 2020-B Class A2, 0.41% 3/15/23	1,152,766	1,152,912
KKR CLO Ltd. / KKR CLO LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 1.200% 1.3238% 1/15/32 (a)(b)(c)	1,250,000	1,248,696
KKR Finanical CLO Ltd. Series 13 Class A1R, 3 month U.S. LIBOR + 0.800% 0.9223% 1/16/28 (a)(b)(c)	852,677	852,757
KKR Industrial Portfolio Trust Series 2021-KDIP Class C, 1 month U.S. LIBOR + 1.000% 1.0895% 12/15/37 (a)(b)(c)	1,061,250	1,047,003
Kubota Credit Owner Trust Series 2020-1A Class A3, 1.96% 3/15/24 (a)	380,000	383,951
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	1,768,000	1,792,955
Madison Park Funding Ltd. Series 2015-18A Class A1R, 3 month U.S. LIBOR + 1.190% 1.3195% 10/21/30 (a)(b)(c)	1,165,000	1,165,871
Madison Park Funding XXIII, Ltd. Series 2021-23A:
Class AR, 3 month U.S. LIBOR + 0.970% 1.1045% 7/27/31 (a)(b)(c)	4,376,000	4,376,271
Class BR, 3 month U.S. LIBOR + 1.550% 1.6845% 7/27/31 (a)(b)(c)	800,000	800,074
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1283% 1/22/31 (a)(b)(c)	3,229,000	3,229,139
Madison Park Funding XXXV Ltd. / Madison Park Funding XXXV LLC Series 2021-35A Class A1R, 3 month U.S. LIBOR + 0.990% 1.1215% 4/20/32 (a)(b)(c)	1,650,000	1,648,799
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 0.9223% 1/18/28 (a)(b)(c)	1,956,769	1,956,196
Mercedes-Benz Auto Lease Trust:
Series 2019-B Class A3, 2% 10/17/22	2,813,790	2,820,441
Series 2020-B Class A2, 0.31% 2/15/23	1,465,037	1,465,154
Series 2021-B Class A2, 0.22% 1/16/24	10,000,000	9,993,630
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	455,477	455,537
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class A, 1 month U.S. LIBOR + 1.080% 1.1691% 10/16/36 (a)(b)(c)	800,000	798,056
MFRA Trust Series 2021-INV1 Class A1, 0.852% 1/25/56 (a)(b)	435,212	432,733
MMAF Equipment Finance LLC Series 2019-B Class A2, 2.07% 10/12/22 (a)	102,095	102,156
MVW LLC Series 2020-1A Class B, 2.73% 10/20/37 (a)	463,658	470,801
MVW Owner Trust:
Series 2017-1A:
Class A, 2.42% 12/20/34 (a)	342,831	347,215
Class B, 2.75% 12/20/34 (a)	20,167	20,392
Class C, 2.99% 12/20/34 (a)	48,400	48,755
Series 2021-1WA Class C, 1.94% 1/22/41 (a)	292,019	288,996
Navient Private Education Loan Trust:
Series 2019-D Class A2A, 3.01% 12/15/59 (a)	437,313	451,530
Series 2020-A Class A2A, 2.46% 11/15/68 (a)	840,000	859,167
Series 2020-CA Class A2A, 2.15% 11/15/68 (a)	2,610,000	2,641,708
Series 2020-IA Class A1A, 1.33% 4/15/69 (a)	594,010	587,304
Navient Private Education Refi Loan Trust:
Series 2019-A Class A2A, 3.42% 1/15/43 (a)	1,470,917	1,500,716
Series 2019-GA Class A, 2.4% 10/15/68 (a)	392,578	398,963
Series 2020-DA Class A, 1.69% 5/15/69 (a)	603,816	606,682
Navient Student Loan Trust:
Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.692% 7/26/66 (a)(b)(c)	3,183,893	3,190,366
Series 2017-A Class A2A, 2.88% 12/16/58 (a)	774,002	782,934
Series 2019-EA Class A2A, 2.64% 5/15/68 (a)	1,096,348	1,108,941
Nelnet Student Loan Trust:
Series 2005-4 Class A4, 3 month U.S. LIBOR + 0.180% 0.3054% 3/22/32 (b)(c)	608,595	591,214
Series 2020-1A Class A, 1 month U.S. LIBOR + 0.740% 0.832% 3/26/68 (a)(b)(c)	335,616	337,007
Series 2021-CA Class AFX, 1.32% 4/20/62 (a)	1,734,867	1,716,384
Series 2021-DA Class AFX, 1.63% 4/20/62 (a)	605,000	603,046
Neuberger Berman Loan Advisers CLO 32 Ltd. Series 2021-32A Class AR, 3 month U.S. LIBOR + 0.990% 1.1136% 1/20/32 (a)(b)(c)	1,570,000	1,570,738
Neuberger Berman Loan Advisers CLO 40, Ltd. / Neuberger Berman Loan Advisers CLO 40 LLC Series 2021-40A Class A, 3 month U.S. LIBOR + 1.060% 1.1823% 4/16/33 (a)(b)(c)	455,000	455,647
Neuberger Berman Loan Advisers CLO, Ltd. Series 2021-26A Class BR, 3 month U.S. LIBOR + 1.400% 1.545% 10/18/30 (a)(b)(c)	890,000	889,244
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 1.1223% 7/17/32 (a)(b)(c)	4,100,000	4,104,945
Nissan Auto Receivables Trust Series 2020-A Class A3, 1.38% 12/16/24	407,629	410,526
Nissan Master Owner Trust Receivables Series 2019-A Class A, 1 month U.S. LIBOR + 0.560% 0.6495% 2/15/24 (b)(c)	1,350,000	1,350,964
OCP CLO Ltd. Series 2014-7A Class A1RR, 3 month U.S. LIBOR + 1.120% 1.2515% 7/20/29 (a)(b)(c)	2,530,000	2,531,139
OCP CLO Ltd. / OCP CLO LLC Series 2021-13A Class A2R, 1.6738% 7/15/30 (a)(b)	1,320,000	1,316,590
Octane Receivables Trust Series 2021-2A Class A, 1.21% 9/20/28 (a)	745,000	742,042
OZLM Ltd. Series 2014-8A Class RR, 3 month U.S. LIBOR + 1.170% 1.2923% 10/17/29 (a)(b)(c)	610,198	610,295
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 0.9596% 5/20/29 (a)(b)(c)	3,617,073	3,617,558
Planet Fitness Master Issuer LLC Series 2018-1A Class A2II, 4.666% 9/5/48 (a)	1,508,350	1,545,633
Santander Consumer Auto Receivables Trust:
Series 2021-AA Class A2, 0.23% 11/15/23 (a)	4,014,167	4,013,439
1.57% 1/15/27 (a)	801,000	795,000
Santander Drive Auto Receivables Trust:
Series 2020-4 Class C, 1.01% 1/15/26	675,000	676,774
Series 2021-2 Class A2, 0.28% 4/15/24	4,638,070	4,636,717
Series 2021-3 Class A2, 0.29% 5/15/24	5,096,684	5,095,456
Series 2021-4:
Class A2, 0.37% 8/15/24	4,907,000	4,904,938
Class D, 1.67% 10/15/27	1,310,000	1,306,492
Santander Retail Auto Lease Trust:
Series 2019-B Class C, 2.77% 8/21/23 (a)	690,000	697,581
Series 2019-C:
Class B, 2.17% 11/20/23 (a)	495,000	500,524
Class C, 2.39% 11/20/23 (a)	830,000	839,970
Class D, 2.88% 6/20/24 (a)	870,000	884,945
Series 2020-A:
Class A2, 1.69% 1/20/23 (a)	1,503,829	1,505,698
Class D, 2.52% 11/20/24 (a)	720,000	732,939
Series 2020-B Class A2, 0.42% 11/20/23 (a)	5,447,638	5,445,785
Series 2021-A:
Class A2, 0.32% 2/20/24 (a)	4,296,354	4,292,700
Class C, 1.14% 3/20/26 (a)	1,815,000	1,796,568
Series 2021-B Class A2, 0.31% 1/22/24 (a)	3,585,729	3,580,890
Series 2021-C:
Class A2, 0.29% 4/22/24 (a)	4,069,000	4,063,751
Class C, 1.11% 3/20/26 (a)	630,000	623,291
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	990,000	1,021,250
1.631% 5/15/51 (a)	495,000	489,859
1.884% 7/15/50 (a)	365,000	366,518
SG Residential Mortgage Trust Series 2019-3 Class A2, 2.877% 9/25/59 (a)	738,995	739,436
Sierra Receivables Funding Co. LLC:
Series 2019-1A Class A, 3.2% 1/20/36 (a)	159,341	163,467
Series 2019-2A Class A, 2.59% 5/20/36 (a)	974,992	989,115
Sierra Timeshare Receivables Funding Co. LLC Series 2017-1A Class A, 2.91% 3/20/34 (a)	229,574	230,004
Sierra Timeshare Receivables Funding LLC:
Series 2019-3A Class A, 2.34% 8/20/36 (a)	237,231	239,407
Series 2020-2A Class C, 3.51% 7/20/37 (a)	320,377	326,784
Series 2021-1A Class B, 1.34% 11/20/37 (a)	338,305	334,223
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.586% 12/15/27 (a)(b)(c)	877,440	877,466
Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.666% 12/15/25 (a)(b)(c)	736,243	736,062
Series 2010-1 Class A, 1 month U.S. LIBOR + 0.400% 0.492% 3/25/25 (b)(c)	718,278	706,577
SMB Private Education Loan Trust:
Series 2014-A Class A3, 1 month U.S. LIBOR + 1.500% 1.5895% 4/15/32 (a)(b)(c)	1,221,726	1,233,435
Series 2015-A Class A2B, 1 month U.S. LIBOR + 1.000% 1.0895% 6/15/27 (a)(b)(c)	18,443	18,452
Series 2016-C Class A2B, 1 month U.S. LIBOR + 1.100% 1.1893% 9/15/34 (a)(b)(c)	659,613	662,707
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.720% 0.8093% 1/15/37 (a)(b)(c)	1,242,751	1,246,517
Series 2020-BA Class A1A, 1.29% 7/15/53 (a)	395,571	392,421
Series 2020-PTB Class A2A, 1.6% 9/15/54 (a)	2,512,739	2,485,442
Series 2021-B Class A, 1.31% 7/17/51 (a)	1,544,649	1,539,893
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	138,077	138,322
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.1836% 7/15/32 (a)(b)(c)	3,117,000	3,117,383
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 0% 1/15/34 (a)(b)(c)	6,116,000	6,116,000
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.2115% 4/20/33 (a)(b)(c)	465,000	464,132
Symphony Static CLO Ltd. Series 2021-1A Class B, 3 month U.S. LIBOR + 1.450% 1.5791% 10/25/29 (a)(b)(c)	1,385,000	1,381,100
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.1179% 11/18/30 (a)(b)(c)	4,292,000	4,291,996
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 1.0423% 7/15/30 (a)(b)(c)	4,588,000	4,589,546
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (a)	1,004,202	1,004,531
Class A3, 0.68% 12/20/23 (a)	2,527,000	2,531,025
Tesla Auto Lease Trust:
Series 2021-A Class A2, 0.36% 3/20/25 (a)	4,593,884	4,588,200
Series 2021-B Class A2, 0.36% 9/22/25 (a)	4,737,000	4,714,467
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (a)(b)	220,974	223,147
Series 2017-4 Class A1, 2.75% 6/25/57 (a)	158,037	160,994
Series 2019-1 Class A1, 3.6777% 3/25/58 (a)(b)	676,734	702,212
Toyota Auto Receivables Owner Trust Series 2020-C Class A3, 0.44% 10/15/24	9,912,000	9,910,190
Verizon Owner Trust:
Series 2018-A:
Class A1A, 3.23% 4/20/23	221,251	221,719
Class A1B, 1 month U.S. LIBOR + 0.240% 0.3311% 4/20/23 (b)(c)	172,448	172,465
Series 2020-A Class A1A, 1.85% 7/22/24	4,951,000	4,997,196
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	1,169,021	1,172,102
Series 2020-A Class A2, 0.27% 4/20/23	6,681,056	6,680,384
Volkswagen Auto Loan Enhanced Trust Series 2020-1 Class A4, 1.26% 8/20/26	545,000	549,676
Volvo Financial Equipment LLC Series 2019-2A Class A3, 2.04% 11/15/23 (a)	1,862,869	1,876,649
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.0723% 4/17/30 (a)(b)(c)	4,486,000	4,486,354
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 0.3711% 8/20/29 (a)(b)(c)	3,226,261	3,228,058
World Omni Auto Receivables Trust:
Series 2019-C Class C, 2.4% 6/15/26	895,000	912,246
Series 2020-A Class C, 1.64% 8/17/26	480,000	483,448
Series 2020-C Class A2, 0.35% 12/15/23	1,725,927	1,726,340
Series 2021-D Class A2, 0.35% 12/16/24	4,626,000	4,621,703
World Omni Automobile Lease Securitization Trust:
Series 2019-B Class A3, 2.03% 11/15/22	1,138,516	1,140,980
Series 2020-A Class A2, 1.71% 11/15/22	897,668	898,624
Series 2020-B Class A2, 0.32% 9/15/23	2,091,938	2,091,681
World Omni Select Auto Trust Series 2020-A:
Class B, 0.84% 6/15/26	510,000	510,544
Class C, 1.25% 10/15/26	585,000	586,542
TOTAL ASSET-BACKED SECURITIES
(Cost $427,009,086)		427,137,396

Collateralized Mortgage Obligations - 1.1%
Private Sponsor - 0.9%
Angel Oak Mortgage Trust:
sequential payer:
Series 2019-4 Class A3, 3.301% 7/26/49 (a)	274,211	274,468
Series 2020-6 Class A1, 1.261% 5/25/65 (a)	385,026	385,442
Series 2021-1:
Class A1, 0.909% 1/25/66 (a)	981,623	981,196
Class A2, 1.115% 1/25/66 (a)	287,073	286,793
Series 2021-2 Class A1, 0.985% 4/25/66 (a)	786,807	785,943
Series 2019-2 Class M1, 4.065% 3/25/49 (a)	545,000	547,575
Series 2021-3 Class A1, 1.068% 5/25/66 (a)	571,150	568,867
Series 2021-6 Class A3, 1.714% 9/25/66 (a)	528,240	524,344
Angel Oak Mortgage Trust LLC:
sequential payer Series 2020-3 Class A1, 1.691% 4/25/65 (a)	579,687	581,706
Series 2020-3 Class A3, 2.872% 4/25/65 (a)(b)	940,091	950,225
Barclays Mortgage Loan Trust sequential payer Series 2021-NQM1 Class A1, 1.747% 9/25/51 (a)	1,570,000	1,569,620
Bayview MSR Opportunity Master Fund Trust sequential payer Series 2021-5 Class A5, 2.5% 11/25/51 (a)	1,920,485	1,951,542
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	883,579	883,638
BRAVO Residential Funding Trust sequential payer Series 2021-NQM3 Class A1, 1.699% 4/26/60 (a)	967,633	972,610
CIM Trust Series 2021-INV1 Class A8, 2.5% 7/1/51 (a)	470,811	479,896
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/50 (a)	294,607	297,736
Colt Funding LLC Series 2021-1 Class A2, 1.167% 6/25/66 (a)	663,267	659,670
COLT Funding LLC Series 2021-3 Class A3, 1.419% 9/27/66 (a)(b)	440,420	438,752
COLT Mortgage Loan Trust sequential payer Series 2020-3 Class A1, 1.506% 4/27/65 (a)	181,985	182,504
Deephaven Residential Mortgage Trust:
sequential payer Series 2020-2 Class A1, 1.692% 5/25/65 (a)	279,326	280,070
Series 2021-1 Class A2, 0.973% 5/25/65 (a)	225,521	223,895
Series 2021-2:
Class A1, 0.899% 4/25/66 (a)	296,100	295,404
Class A3, 1.26% 4/25/66 (a)	329,940	328,541
Ellington Financial Mortgage Trust:
Series 2019-2 Class A3, 3.046% 11/25/59 (a)	159,879	161,111
Series 2020-1 Class A1, 2.006% 5/25/65 (a)	463,532	465,975
Series 2020-2 Class A1, 1.178% 10/25/65 (a)	529,513	529,360
Series 2021-1:
Class A1, 0.797% 2/25/66 (a)	212,478	211,972
Class A3, 1.106% 2/25/66 (a)	177,065	176,246
Series 2021-2:
Class A1, 0.931% 6/25/66 (a)(b)	380,730	378,019
Class A3, 1.291% 6/25/66 (a)	368,179	364,621
Series 2021-3:
Class A1, 1.241% 9/25/66 (a)	481,459	479,521
Class A3, 1.55% 9/25/66 (a)	342,481	340,484
Flagstar Mortgage Trust floater sequential payer Series 2020-1INV Class A11, 1 month U.S. LIBOR + 0.850% 0.942% 3/25/50 (a)(b)(c)	333,190	333,384
FWD Securitization Trust sequential payer Series 2020-INV1 Class A1, 2.24% 1/25/50 (a)	851,650	862,098
Galton Funding Mortgage Trust:
sequential payer:
Series 2019-H1 Class M1, 3.339% 10/25/59 (a)	600,000	611,255
Series 2020-H1 Class M1, 2.832% 1/25/60 (a)	625,000	630,530
Series 2019-1:
Class A21, 4.5% 2/25/59 (a)	163,877	166,505
Class A32, 4% 2/25/59 (a)	82,839	83,858
Series 2020-H1 Class A1, 2.31% 1/25/60 (a)	450,627	455,444
GMRF Mortgage Acquisition Co., LLC Series 2018-1 Class A33, 3.5% 11/25/57 (a)	125,429	126,819
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.628% 8/25/60 (a)(b)(c)	399,284	399,598
GS Mortgage Securities Trust sequential payer Series 2021-NQM1 Class A1, 1.017% 7/25/61 (a)	437,877	437,707
GS Mortgage-Backed Securites Trust:
sequential payer Series 2021-HP1 Class A6, 2.5% 1/25/52 (a)(b)	590,804	598,106
Series 2014-EB1A Class 2A1, 1.636% 7/25/44 (a)(b)	12,523	12,483
Series 2021-GR2 Class A6, 2.5% 2/25/52 (a)(b)	1,052,887	1,071,413
GS Mortgage-Backed Securities Trust Series 2021-PJ5 Class A8, 2.5% 10/25/51 (a)(b)	1,393,455	1,411,636
Homeward Opportunities Fund I Trust sequential payer Series 2019-3 Class A1, 2.675% 11/25/59 (a)	134,981	135,267
Homeward Opportunities Fund Trust sequential payer Series 2020-2 Class A1, 1.657% 5/25/65 (a)(b)	293,207	294,037
Hundred Acre Wood Trust Series 2021-INV1 Class A9, 2.5% 7/25/51 (a)(b)	941,114	958,498
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A3, 1.516% 9/25/56 (a)	599,002	595,115
J.P. Morgan Mortgage Trust Series 2020-INV1 Class A15, 3.5% 8/25/50 (a)	278,583	282,720
Mello Mortgage Capital Acceptance sequential payer Series 2021-INV3 Class A4, 2.5% 10/25/51 (a)	791,480	807,248
Metlife Securitization Trust Series 2017-1A Class A, 3% 4/25/55 (a)	223,911	228,857
MFRA Trust Series 2021-NQM2 Class A2, 1.317% 11/25/64 (a)	361,472	359,599
Mill City Mortgage Loan Trust:
Series 2016-1 Class A1, 2.5% 4/25/57 (a)	7,035	7,035
Series 2017-2 Class A1, 2.75% 7/25/59 (a)	186,972	189,050
New Residential Mortgage Loan Trust:
sequential payer:
Series 2019-NQM5 Class A1, 2.7099% 11/25/59 (a)	561,600	567,809
Series 2020-NQM1 Class A1, 2.4641% 1/26/60 (a)	298,853	300,706
Series 2021-NQ1R Class A1, 0.9426% 7/25/55 (a)	723,596	725,193
Series 2021-INV1 Class A6, 2.5% 6/25/51 (a)	629,453	641,207
NMLT Trust sequential payer Series 2021-INV2:
Class A1, 1.162% 8/25/56 (a)	1,900,444	1,890,714
Class A3, 1.52% 8/25/56 (a)	489,805	486,837
OBX Trust:
floater Series 2020-EXP1 Class 2A2, 1 month U.S. LIBOR + 0.950% 1.0416% 2/25/60 (a)(b)(c)	358,059	358,374
sequential payer Series 2021-NQM3 Class A1, 1.054% 7/25/61 (a)	471,957	469,092
Series 2020-EXP1 Class 1A8, 3.5% 2/25/60 (a)(b)	511,395	521,117
Series 2020-EXP2:
Class A8, 3% 5/25/60 (a)	686,042	694,590
Class A9, 3% 5/25/60 (a)	168,771	170,590
Series 2020-INV1 Class A5, 3.5% 12/25/49 (a)	148,765	151,928
Oceanview Mortgage Trust sequential payer Series 2021-2 Class A5, 2.5% 6/25/51 (a)	945,155	962,757
Onslow Bay Financial LLC:
floater Series 2019-EXP2 Class 2A2, 1 month U.S. LIBOR + 1.200% 1.2916% 6/25/59 (a)(b)(c)	420,329	420,329
floater sequential payer Series 2019-EXP2 Class 2A1A, 1 month U.S. LIBOR + 0.900% 0.9916% 6/25/59 (a)(b)(c)	84,659	84,659
sequential payer:
Series 2021-J1 Class A4, 2.5% 5/25/51 (a)	1,059,161	1,072,979
Series 2021-NQM1:
Class A1, 1.072% 2/25/66 (a)	941,352	938,626
Class A2, 1.175% 2/25/66 (a)	501,100	498,840
PSMC Trust sequential payer:
Series 2021-1 Class A11, 2.5% 3/25/51 (a)(b)	1,518,029	1,538,916
Series 2021-2 Class A3, 2.5% 5/25/51 (a)	1,171,594	1,186,919
Sequoia Mortgage Trust:
sequential payer Series 2018-CH2 Class A3, 4% 6/25/48 (a)	232,657	236,571
Series 2018-CH2 Class A21, 4% 6/25/48 (a)	103,820	105,452
Series 2018-CH3 Class A19, 4.5% 8/25/48 (a)	38,536	38,915
Series 2018-CH4 Class A2, 4% 10/25/48 (a)	58,434	58,895
SG Residential Mortgage Trust Series 2020-2 Class A1, 1.381% 5/25/65 (a)	299,426	300,211
Starwood Mortgage Residential Trust:
sequential payer Series 2019-INV1:
Class A1, 2.61% 9/27/49 (a)	42,355	42,767
Class A3, 2.916% 9/27/49 (a)	388,376	391,502
Series 2020-1 Class A2, 2.408% 2/25/50 (a)	467,069	469,434
Series 2021-2 Class A1, 0.943% 5/25/65 (a)	520,903	520,015
Series 2021-4 Class A1, 1.162% 8/25/56 (a)	1,674,542	1,663,204
Toorak Mortgage Corp. Series 2021-INV1 Class A2, 1.409% 7/25/56 (a)	295,727	293,682
Towd Point Mortgage Trust:
Series 2016-1 Class A3B, 3% 2/25/55 (a)	53,181	53,464
Series 2016-2 Class A1A, 2.75% 8/25/55 (a)	37,811	37,944
Series 2016-3 Class A1, 2.25% 4/25/56 (a)	4,621	4,628
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(b)	141,173	142,510
Series 2017-3 Class A1, 2.75% 7/25/57 (a)(b)	363,425	368,121
United Wholesale Mortgage LLC sequential payer Series 2021-INV2 Class A4, 2.5% 9/25/51 (a)	310,949	317,144
Verus Securitization Trust:
sequential payer:
Series 2019-INV3 Class A3, 3.1% 11/25/59 (a)	625,253	631,605
Series 2020-1 Class A3, 2.724% 1/25/60 (a)	669,609	673,850
Series 2020-2 Class A1, 2.226% 5/25/60 (a)	728,348	733,014
Series 2020-INV1 Class A1, 1.977% 3/25/60 (a)	109,589	110,421
Series 2019-3 Class A3, 3.04% 7/25/59 (a)	945,637	950,694
Series 2019-4 Class A3, 3% 11/25/59 (a)	323,667	326,477
Series 2019-INV2 Class A2, 3.117% 7/25/59 (a)	714,160	720,330
Series 2020-5 Class A3, 1.733% 5/25/65 (a)	256,215	255,607
Series 2021-1:
Class A2, 1.052% 1/25/66 (a)	370,121	369,509
Class A3, 1.155% 1/25/66 (a)	218,708	218,226
Series 2021-2 Class A1, 1.031% 2/25/66 (a)	523,041	523,784
Series 2021-5 Class A3, 1.373% 9/25/66 (a)	501,942	498,685
Series 2021-7 Class A1, 1.829% 10/25/66 (a)	1,850,000	1,849,335
Series 2021-R1 Class A2, 1.057% 10/25/63 (a)	206,857	206,311
Series 2021-R2 Class A1, 0.918% 2/25/64 (a)	561,517	560,397
Vista Point Securitization Trust sequential payer Series 2020-2 Class A3, 2.496% 4/25/65 (a)	231,891	233,412
Wells Fargo Mortgage Backed Securities Trust:
Series 2021-INV2 Class A4, 2.5% 9/25/51 (a)	1,110,000	1,125,870
Series 2021-RR1 Class A3, 2.5% 12/25/50 (a)(b)	1,306,007	1,329,576
ZH Trust sequential payer Series 2021-1 Class A, 2.2525% 2/18/27 (a)	595,000	592,359

TOTAL PRIVATE SPONSOR		59,252,111

U.S. Government Agency - 0.2%
Fannie Mae:
Series 2017-90 Class KA, 3% 11/25/47	606,468	637,322
Series 2018-44 Class PC, 4% 6/25/44	24,201	24,254
Fannie Mae Connecticut Avenue Securities floater:
Series 2017-C02 Class 2ED3, 1 month U.S. LIBOR + 1.350% 1.442% 9/25/29 (b)(c)	73,253	73,920
Series 2017-C04 Class 2ED2, 1 month U.S. LIBOR + 1.100% 1.192% 11/25/29 (b)(c)	1,297,886	1,299,594
Series 2017-C05 Class 1ED3, 1 month U.S. LIBOR + 1.200% 1.292% 1/25/30 (b)(c)	537,296	536,520
Series 2018-C01 Class 1ED2, 1 month U.S. LIBOR + 0.850% 0.942% 7/25/30 (b)(c)	862,714	862,714
FHLMC Structured Agency Credit Risk Debt Notes floater:
Series 2014-DN3 Class M3, 1 month U.S. LIBOR + 4.000% 4.092% 8/25/24 (b)(c)	184,794	188,269
Series 2015-DNA3 Class M3, 1 month U.S. LIBOR + 4.700% 4.792% 4/25/28 (b)(c)	876,525	904,671
Series 2016-DNA2 Class M3, 1 month U.S. LIBOR + 4.650% 4.742% 10/25/28 (b)(c)	610,636	631,623
Series 2017-DNA2 Class M1, 1 month U.S. LIBOR + 1.200% 1.292% 10/25/29 (b)(c)	166,667	166,855
Series 2017-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 0.842% 3/25/30 (b)(c)	63,486	63,492
Freddie Mac planned amortization class Series 3713 Class PA, 2% 2/15/40	279,307	283,057
Freddie Mac STACR REMIC Trust:
floater:
Series 2020-DNA6 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.900% 0.9497% 12/25/50 (a)(b)(c)	89,850	89,850
Series 2021-DNA2 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.800% 0.8497% 8/25/33 (a)(b)(c)	564,178	564,525
Series 2021-DNA3 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.100% 2.1497% 10/25/33 (a)(b)(c)	690,000	695,286
Series 2021-DNA5 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.650% 1.6997% 1/25/34 (a)(b)(c)	440,000	442,258
Series 2021-DNA6 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.500% 1.5497% 10/25/41 (a)(b)(c)	575,000	575,810
Series 2021-DNA7 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.800% 1.8477% 11/25/41 (a)(b)(c)	555,000	556,042
Series 2021-HQA1 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.7497% 8/25/33 (a)(b)(c)	741,520	741,665
Series 2021-HQA3 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.850% 0.8997% 9/25/41 (a)(b)(c)	510,000	510,000
U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.6997% 1/25/51 (a)(b)(c)	131,173	131,159
Freddie Mac STACR Trust floater:
Series 18-HQA2 Class M1, 1 month U.S. LIBOR + 0.750% 0.842% 10/25/48 (a)(b)(c)	64,207	64,207
Series 2018-DNA2:
Class M1, 1 month U.S. LIBOR + 0.800% 0.892% 12/25/30 (a)(b)(c)	232,179	232,221
Class M2A/S, 1 month U.S. LIBOR + 0.950% 1.042% 12/25/30 (a)(b)(c)	450,000	448,870
Series 2018-DNA3:
Class M1, 1 month U.S. LIBOR + 0.750% 0.842% 9/25/48 (a)(b)(c)	1,831	1,831
Class M2A/S, 1 month U.S. LIBOR + 0.900% 0.992% 9/25/48 (a)(b)(c)	600,000	599,038
Series 2018-HRP2 Class M2, 1 month U.S. LIBOR + 1.250% 1.342% 2/25/47 (a)(b)(c)	466,141	466,915
Series 2019-HRP1 Class M2, 1 month U.S. LIBOR + 1.400% 1.492% 2/25/49 (a)(b)(c)	628,406	630,400
Freddie Mac Whole Loan Securities Trust:
Series 2016-SC02 Class M1, 3.6515% 10/25/46 (b)	122,127	121,688
Series 2017-SC02 Class M1, 3.8427% 5/25/47 (a)(b)	67,851	69,572

TOTAL U.S. GOVERNMENT AGENCY		12,613,628

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $71,969,004)		71,865,739

Commercial Mortgage Securities - 1.7%
ALEN Mortgage Trust floater Series 2021-ACEN Class A, 1 month U.S. LIBOR + 1.150% 1.24% 4/15/34 (a)(b)(c)	595,000	594,256
Americold Realty Trust floater Series 2020-ICE5 Class B, 1 month U.S. LIBOR + 1.300% 1.3895% 11/15/37 (a)(b)(c)	1,705,489	1,702,282
Atrium Hotel Portfolio Trust floater Series 2017-ATRM Class A 1 month U.S. LIBOR + 0.930% 1.02% 12/15/36 (a)(b)(c)	1,395,000	1,392,360
Austin Fairmont Hotel Trust floater Series 2019-FAIR Class A, 1 month U.S. LIBOR + 1.050% 1.14% 9/15/32 (a)(b)(c)	615,000	614,228
BAMLL Commercial Mortgage Securities Trust floater Series 2021-JACX Class C, 1 month U.S. LIBOR + 2.000% 2.09% 9/15/38 (a)(b)(c)	805,000	804,999
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2018-DSNY Class A, 1 month U.S. LIBOR + 0.850% 0.939% 9/15/34 (a)(b)(c)	970,000	966,951
BANK Series 2019-BN19 Class A1, 2.263% 8/15/61	354,917	361,018
BCP Trust floater Series 2021-330N Class A, 1 month U.S. LIBOR + 0.790% 0.889% 6/15/38 (a)(b)(c)	500,000	494,912
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.84% 9/15/26 (a)(b)(c)	2,040,000	2,036,634
BPR Trust floater Series 2021-TY Class B, 1 month U.S. LIBOR + 1.150% 1.24% 9/15/38 (a)(b)(c)	780,000	779,766
BSREP Commercial Mortgage Trust floater Series 2021-DC Class D, 1 month U.S. LIBOR + 1.900% 1.99% 8/15/38 (a)(b)(c)	340,000	337,889
BX Commercial Mortgage Trust:
floater:
Series 2020-BXLP:
Class C, 1 month U.S. LIBOR + 1.120% 1.21% 12/15/36 (a)(b)(c)	663,857	661,793
Class D, 1 month U.S. LIBOR + 1.250% 1.34% 12/15/36 (a)(b)(c)	634,631	631,848
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 0.7791% 10/15/36 (a)(b)(c)	1,872,000	1,866,735
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7423% 5/15/38 (a)(b)(c)	1,600,000	1,595,129
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.89% 12/15/36 (a)(b)(c)	1,948,150	1,946,318
BX Trust:
floater:
Series 2019-XL Class B, 1 month U.S. LIBOR + 1.080% 1.17% 10/15/36 (a)(b)(c)	382,500	381,661
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 0.95% 11/15/26 (a)(b)(c)	1,838,000	1,833,419
Series 2021-ARIA Class C, 1 month U.S. LIBOR + 1.640% 1.736% 10/15/36 (a)(b)(c)	590,000	587,784
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.7259% 10/15/26 (a)(b)(c)	1,715,000	1,701,672
Series 2021-SOAR Class D, 1 month U.S. LIBOR + 1.400% 1.49% 6/15/38 (a)(b)(c)	665,000	660,872
floater sequential payer Series 2021-SOAR Class A, 0.76% 6/15/38 (a)(b)	1,777,000	1,767,029
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.089% 4/15/34 (a)(b)(c)	2,135,000	2,130,319
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.01% 10/15/36 (a)(b)(c)	5,095,725	5,095,724
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0395% 11/15/36 (a)(b)(c)	1,033,000	1,030,412
Class D, 1 month U.S. LIBOR + 1.650% 1.7395% 11/15/36 (a)(b)(c)	1,545,000	1,527,653
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.21% 6/15/34 (a)(b)(c)	3,715,877	3,708,887
CIM Retail Portfolio Trust floater Series 2021-RETL Class A, 1 month U.S. LIBOR + 1.400% 1.49% 8/15/36 (a)(b)(c)	1,166,000	1,163,802
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	2,157,000	2,182,871
Series 2015-GC27 Class AAB, 2.944% 2/10/48	3,303,415	3,392,373
Series 2013-375P Class C, 3.6348% 5/10/35 (a)(b)	560,000	565,579
COMM Mortgage Trust:
sequential payer Series 2013-300P Class A1, 4.353% 8/10/30 (a)	620,000	644,641
Series 2014-CR15 Class B, 4.8116% 2/10/47 (b)	920,000	977,199
Series 2014-CR19 Class AM, 4.08% 8/10/47	860,000	911,649
Series 2014-UBS2 Class B, 4.701% 3/10/47	915,000	965,708
Series 2015-CR22 Class B, 3.926% 3/10/48 (b)	405,000	427,153
Series 2020-CMB Class D, 3.7538% 2/10/37 (a)(b)	560,000	556,095
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.07% 5/15/36 (a)(b)(c)	5,485,000	5,484,999
Class C, 1 month U.S. LIBOR + 1.430% 1.52% 5/15/36 (a)(b)(c)	1,015,000	1,011,184
Class D, 1 month U.S. LIBOR + 1.600% 1.69% 5/15/36 (a)(b)(c)	780,000	778,951
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	455,000	460,133
Series 2020-NET Class D, 3.8277% 8/15/37 (a)(b)	985,000	1,008,127
CSAIL Commercial Mortgage Trust:
sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	670,000	715,518
Series 2019-C16 Class A1, 2.3595% 6/15/52	402,571	408,104
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 1.000% 1.09% 7/15/32 (a)(b)(c)	4,189,000	4,179,548
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.801% 11/15/38 (a)(b)(c)	2,555,000	2,543,006
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.17% 7/15/38 (a)(b)(c)	858,534	858,019
Class C, 1 month U.S. LIBOR + 1.700% 1.79% 7/15/38 (a)(b)(c)	810,782	810,538
Fontainebleau Miami Beach Trust Series 2019-FBLU Class B, 3.447% 12/10/36 (a)	1,075,000	1,102,578
GCT Commercial Mortgage Trust floater Series 2021-GCT Class A, 1 month U.S. LIBOR + 0.800% 0.89% 2/15/38 (a)(b)(c)	555,000	555,491
Great Wolf Trust floater Series 2019-WOLF:
Class A, 1 month U.S. LIBOR + 1.030% 1.124% 12/15/36 (a)(b)(c)	1,906,000	1,902,407
Class C, 1 month U.S. LIBOR + 1.630% 1.723% 12/15/36 (a)(b)(c)	600,000	595,485
GS Mortgage Securities Corp. Trust floater Series 2021-ROSS Class B, 1 month U.S. LIBOR + 1.600% 1.69% 5/15/26 (a)(b)(c)	685,000	685,379
GS Mortgage Securities Trust floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 1.04% 10/15/36 (a)(b)(c)	1,087,000	1,087,323
Intown Hotel Portfolio Trust Series 2018-STAY:
Class A, 1 month U.S. LIBOR + 0.950% 1.04% 1/15/33 (a)(b)(c)	245,000	245,001
Class C, 1 month U.S. LIBOR + 1.500% 1.59% 1/15/33 (a)(b)(c)	205,000	204,939
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2020-609M:
Class B, 1 month U.S. LIBOR + 1.770% 1.86% 10/15/33 (a)(b)(c)	995,000	993,119
Class C, 1 month U.S. LIBOR + 2.170% 2.26% 10/15/33 (a)(b)(c)	805,000	803,478
JPMorgan Chase Commercial Mortgage Securities Trust floater:
Series 2018-GW Class A, 1 month U.S. LIBOR + 0.800% 0.89% 5/15/35 (a)(b)(c)	2,440,000	2,435,383
Series 2019-BKWD:
Class A, 1 month U.S. LIBOR + 1.000% 1.09% 9/15/29 (a)(b)(c)	1,911,000	1,907,362
Class B, 1 month U.S. LIBOR + 1.350% 1.44% 9/15/29 (a)(b)(c)	1,830,000	1,811,606
Class C, 1 month U.S. LIBOR + 1.600% 1.69% 9/15/29 (a)(b)(c)	575,000	566,338
KKR Industrial Portfolio Trust floater Series 2021-KDIP Class D, 1 month U.S. LIBOR + 1.250% 1.3395% 12/15/37 (a)(b)(c)	198,750	195,390
KNDR Trust floater Series 2021-KIND Class C, 1 month U.S. LIBOR + 1.750% 1.84% 8/15/38 (a)(b)(c)	980,000	976,318
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (a)(b)(c)	1,660,000	1,656,633
Merit floater:
Series 2020-HILL:
Class A, 1 month U.S. LIBOR + 1.150% 1.24% 8/15/37 (a)(b)(c)	543,187	542,337
Class B, 1 month U.S. LIBOR + 1.400% 1.49% 8/15/37 (a)(b)(c)	778,003	776,785
Class C, 1 month U.S. LIBOR + 1.700% 1.79% 8/15/37 (a)(b)(c)	386,644	386,038
Class D, 1 month U.S. LIBOR + 2.350% 2.44% 8/15/37 (a)(b)(c)	518,669	517,856
Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.79% 7/15/38 (a)(b)(c)	907,000	903,310
MHC Commercial Mortgage Trust floater Series 2021-MHC Class B, 1 month U.S. LIBOR + 1.100% 1.1905% 4/15/38 (a)(b)(c)	710,000	708,224
MHC Trust floater Series 2021-MHC2 Class B, 1 month U.S. LIBOR + 1.100% 1.19% 5/15/23 (a)(b)(c)	660,000	655,899
Morgan Stanley BAML Trust Series 2014-C18 Class A/S, 4.11% 10/15/47	370,000	390,469
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.94% 8/15/33 (a)(b)(c)	5,578,279	5,574,876
Series 2019-NUGS Class D, 1 month U.S. LIBOR + 1.800% 3.3% 12/15/36 (a)(b)(c)	510,000	511,388
sequential payer Series 2014-150E Class A, 3.912% 9/9/32 (a)	1,325,000	1,391,555
Series 2019-MEAD Class D, 3.283% 11/10/36 (a)(b)	1,150,000	1,130,038
New Orleans Hotel Trust floater Series 2019-HNLA Class B, 1 month U.S. LIBOR + 1.289% 1.3777% 4/15/32 (a)(b)(c)	1,585,000	1,571,477
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 0.574% 10/15/36 (a)(b)(c)	4,110,000	4,077,564
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 0.89% 4/15/36 (a)(b)(c)	650,000	650,172
Shelter Growth CRE Issuer Ltd. floater Series 2021-FL3 Class A, 1 month U.S. LIBOR + 1.080% 1.1695% 9/15/36 (a)(c)	580,000	578,584
Slide floater Series 2018-FUN Class D, 1 month U.S. LIBOR + 2.100% 2.19% 6/15/31 (a)(b)(c)	764,775	749,399
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (a)(b)(c)	1,753,000	1,742,952
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8795% 4/10/46 (a)(b)(c)	2,917,076	2,911,080
Vista Point Securitization Trust sequential payer Series 2020-1 Class A1, 1.763% 3/25/65 (a)	194,159	194,784
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2 Class A2, 3.02% 7/15/58	275,793	280,308
WF-RBS Commercial Mortgage Trust Series 2012-C6 Class B, 4.697% 4/15/45	760,000	763,226
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $112,143,143)		111,990,298

Municipal Securities - 0.1%
Chicago Transit Auth. Series 2020 B:
1.708% 12/1/22	$40,000	$40,420
1.838% 12/1/23	35,000	35,534
2.064% 12/1/24	105,000	107,090
Connecticut Gen. Oblig. Series A:
1.998% 7/1/24	285,000	292,801
2% 7/1/23	115,000	117,507
2.098% 7/1/25	190,000	196,271
Dallas Fort Worth Int'l. Arpt. Rev. Series 2020 C, 1.329% 11/1/25	245,000	245,835
Houston Arpt. Sys. Rev. Series 2020 C:
0.883% 7/1/22	70,000	70,257
1.054% 7/1/23	120,000	120,928
1.272% 7/1/24	400,000	403,152
Illinois Gen. Oblig. Series 2020 A, 2.25% 10/1/22	1,640,000	1,656,902
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 C, 0.764% 3/1/23	360,000	360,298
TOTAL MUNICIPAL SECURITIES
(Cost $3,605,361)		3,646,995

Bank Notes - 0.4%
BBVA U.S.A. 2.875% 6/29/22	12,000,000	12,144,190
Capital One NA 2.15% 9/6/22	1,370,000	1,385,046
Citizens Bank NA 3.25% 2/14/22	1,015,000	1,018,481
First Republic Bank 1.912% 2/12/24 (b)	2,031,000	2,056,265
PNC Bank NA 2.95% 1/30/23	695,000	712,018
Truist Bank 1.25% 3/9/23	7,000,000	7,045,219
TOTAL BANK NOTES
(Cost $24,272,597)		24,361,219

Commercial Paper - 1.0%
AT&T, Inc. 0% 12/14/21	2,185,000	2,184,882
Enel Finance America LLC:
yankee 0.37% 7/11/22	7,000,000	6,982,699
0.4% 8/11/22	5,000,000	4,985,219
General Motors Financial Co., Inc.:
0.34% 1/20/22	5,000,000	4,997,585
0.38% 3/21/22	5,000,000	4,993,849
0.4% 3/28/22	5,000,000	4,993,363
HSBC U.S.A., Inc.:
yankee 0.4% 2/9/22	10,000,000	9,994,853
0.33% 10/4/22	5,000,000	4,979,467
NatWest Markets PLC yankee 0.35% 4/19/22	10,000,000	9,991,172
Viatris, Inc.:
0.45% 12/20/21	8,000,000	7,998,414
0.68% 4/26/22	5,000,000	4,990,200
TOTAL COMMERCIAL PAPER
(Cost $67,088,937)		67,091,703
	Shares	Value

Short-Term Funds - 59.9%
Short-Term Funds - 59.9%
Baird Short-Term Bond Fund - Institutional Class	17,765,488	$173,924,131
Baird Ultra Short Bond Fund Institutional Class	40,760,623	409,644,260
BlackRock Low Duration Bond Portfolio Investor A Shares	28,327,287	272,791,772
Fidelity SAI Short-Term Bond Fund (f)	28,535,247	283,640,353
iShares Floating Rate Bond ETF (g)	1,477,153	74,935,972
iShares Short Maturity Bond ETF (g)	4,526,102	226,305,100
iShares Short Treasury Bond ETF (g)	2,161,608	238,619,907
iShares Ultra Short-Term Bond ETF	2,537,045	127,968,550
JPMorgan Ultra-Short Income ETF (g)	4,701,077	237,827,485
Metropolitan West Low Duration Bond Fund - Class M	28,834,868	255,188,581
PIMCO Enhanced Low Duration Active ETF	747,550	75,569,830
PIMCO Enhanced Short Maturity Active ETF (g)	3,163,695	321,716,145
PIMCO Short-Term Fund Institutional Class	90,333,584	882,559,099
Prudential Short-Term Corporate Bond Fund, Inc. Class A	1,827,943	20,363,281
T. Rowe Price Ultra Short-Term Bond Fund	56,332,039	285,603,436
TOTAL SHORT-TERM FUNDS
(Cost $3,872,788,190)		3,886,657,902

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.06% (h)	77,384,668	77,400,145
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (f)(i)	145,829,551	145,829,551
Fidelity Securities Lending Cash Central Fund 0.07% (h)(j)	23,291,409	23,293,739
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (i)	7,076,789	7,076,789
TOTAL MONEY MARKET FUNDS
(Cost $253,595,250)		253,600,224
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $6,528,102,066)		6,545,332,443
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(60,139,690)
NET ASSETS - 100%		$6,485,192,753

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	583	March 2022	$127,522,141	$84,309	$84,309
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	52	March 2022	6,802,250	(38,668)	(38,668)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	152	March 2022	18,452,563	(63,153)	(63,153)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	35	March 2022	5,141,172	(89,190)	(89,190)

Total Sold					$(191,011)

TOTAL FUTURES CONTRACTS					$(106,702)

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $784,181,603 or 12.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $387,733.

 (f) Affiliated Fund

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$140,618,356	$335,775,897	$398,994,108	$27,571	$--	$-	$77,400,145	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	83,337,814	796,049,753	856,093,828	51,064	--	--	23,293,739	0.1%
Total	$223,956,170	$1,131,825,650	$1,255,087,936	$78,635	$--	$-	$100,693,884

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	$367,658,318	$161,616,089	$383,444,856	$12,542	$--	$--	$145,829,551
Fidelity SAI Short-Term Bond Fund	285,020,885	615,423	--	615,430	--	(1,995,955)	283,640,353
Total	$652,679,203	$162,231,512	$383,444,856	$627,972	$--	$(1,995,955)	$429,469,904

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,472,663,087	$--	$1,472,663,087	$--
U.S. Government and Government Agency Obligations	201,549,408	--	201,549,408	--
U.S. Government Agency - Mortgage Securities	24,768,472	--	24,768,472	--
Asset-Backed Securities	427,137,396	--	427,137,396	--
Collateralized Mortgage Obligations	71,865,739	--	71,865,739	--
Commercial Mortgage Securities	111,990,298	--	111,990,298	--
Municipal Securities	3,646,995	--	3,646,995	--
Bank Notes	24,361,219	--	24,361,219	--
Commercial Paper	67,091,703	--	67,091,703	--
Short-Term Funds	3,886,657,902	3,886,657,902	--	--
Money Market Funds	253,600,224	253,600,224	--	--
Total Investments in Securities:	$6,545,332,443	$4,140,258,126	$2,405,074,317	$--
Derivative Instruments:
Assets
Futures Contracts	$84,309	$84,309	$--	$--
Total Assets	$84,309	$84,309	$--	$--
Liabilities
Futures Contracts	$(191,011)	$(191,011)	$--	$--
Total Liabilities	$(191,011)	$(191,011)	$--	$--
Total Derivative Instruments:	$(106,702)	$(106,702)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$84,309	$(191,011)
Total Interest Rate Risk	84,309	(191,011)
Total Value of Derivatives	$84,309	$(191,011)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,781,331) — See accompanying schedule: Unaffiliated issuers (cost $5,996,365,522)	$6,015,168,655
Fidelity Central Funds (cost $100,688,909)	100,693,884
Other affiliated issuers (cost $431,047,635)	429,469,904
Total Investment in Securities (cost $6,528,102,066)		$6,545,332,443
Cash		3,646,709
Receivable for investments sold		3,339,532
Receivable for fund shares sold		4,295,816
Interest receivable		6,857,537
Distributions receivable from Fidelity Central Funds		13,562
Prepaid expenses		5,209
Other receivables		135,782
Total assets		6,563,626,590
Liabilities
Payable for investments purchased
Regular delivery	$35,463,175
Delayed delivery	12,217,278
Payable for fund shares redeemed	6,493,255
Distributions payable	479,989
Accrued management fee	216,421
Payable for daily variation margin on futures contracts	110,409
Other payables and accrued expenses	182,110
Collateral on securities loaned	23,271,200
Total liabilities		78,433,837
Net Assets		$6,485,192,753
Net Assets consist of:
Paid in capital		$6,460,320,842
Total accumulated earnings (loss)		24,871,911
Net Assets		$6,485,192,753
Net Asset Value, offering price and redemption price per share ($6,485,192,753 ÷ 642,545,948 shares)		$10.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2021 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$10,130,097
Affiliated issuers		513,944
Interest		11,369,709
Income from Fidelity Central Funds (including $51,064 from security lending)		78,635
Total income		22,092,385
Expenses
Management fee	$9,086,628
Custodian fees and expenses	23,406
Independent trustees' fees and expenses	22,469
Registration fees	63,203
Audit	39,304
Legal	5,721
Miscellaneous	20,016
Total expenses before reductions	9,260,747
Expense reductions	(7,794,283)
Total expenses after reductions		1,466,464
Net investment income (loss)		20,625,921
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	766,492
Futures contracts	(408,999)
Capital gain distributions from underlying funds:
Affiliated issuers	114,028
Total net realized gain (loss)		471,521
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(31,564,322)
Affiliated issuers	(1,995,955)
Futures contracts	(73,466)
Total change in net unrealized appreciation (depreciation)		(33,633,743)
Net gain (loss)		(33,162,222)
Net increase (decrease) in net assets resulting from operations		$(12,536,301)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2021 (Unaudited)	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,625,921	$65,632,999
Net realized gain (loss)	471,521	40,280,476
Change in net unrealized appreciation (depreciation)	(33,633,743)	24,047,973
Net increase (decrease) in net assets resulting from operations	(12,536,301)	129,961,448
Distributions to shareholders	(13,136,078)	(70,450,374)
Share transactions
Proceeds from sales of shares	1,149,865,689	3,198,769,089
Reinvestment of distributions	10,074,085	56,384,302
Cost of shares redeemed	(829,862,876)	(5,182,916,407)
Net increase (decrease) in net assets resulting from share transactions	330,076,898	(1,927,763,016)
Total increase (decrease) in net assets	304,404,519	(1,868,251,942)
Net Assets
Beginning of period	6,180,788,234	8,049,040,176
End of period	$6,485,192,753	$6,180,788,234
Other Information
Shares
Sold	113,642,602	315,709,701
Issued in reinvestment of distributions	995,813	5,562,128
Redeemed	(81,996,823)	(511,257,803)
Net increase (decrease)	32,641,592	(189,985,974)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Short Duration Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.13	$10.06	$10.04	$10.03	$10.05	$10.01
Income from Investment Operations
Net investment income (loss)A	.033	.106	.229	.254	.168	.136
Net realized and unrealized gain (loss)	(.052)	.081	.020	.018	(.028)	.033
Total from investment operations	(.019)	.187	.249	.272	.140	.169
Distributions from net investment income	(.021)	(.112)	(.229)	(.259)	(.160)	(.129)
Distributions from net realized gain	–	(.005)	–	(.003)	–	–
Total distributions	(.021)	(.117)	(.229)	(.262)	(.160)	(.129)
Net asset value, end of period	$10.09	$10.13	$10.06	$10.04	$10.03	$10.05
Total ReturnB,C	(.18)%	1.86%	2.51%	2.75%	1.40%	1.69%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F	.30%	.30%	.32%	.35%	.36%
Expenses net of fee waivers, if any	.05%F	.05%	.05%	.07%	.10%	.10%
Expenses net of all reductions	.05%F	.05%	.05%	.07%	.10%	.10%
Net investment income (loss)	.66%F	1.05%	2.28%	2.54%	1.67%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$6,485,193	$6,180,788	$8,049,040	$7,144,753	$8,841,193	$9,920,937
Portfolio turnover rateG	34%F	102%	58%	33%	25%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2021

1. Organization.

Strategic Advisers Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Short Duration Fund	$135,470

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, futures contracts, short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$28,698,788
Gross unrealized depreciation	(11,251,516)
Net unrealized appreciation (depreciation)	$17,447,272
Tax cost	$6,527,778,469

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(6,304,429)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Short Duration Fund	1,210,111,051	952,889,949

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .29% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Short Duration Fund	$1,397

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period there were no interfund trades.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Fund. This involved taxable redemptions of the Fund's interest in Fidelity Short-Term Bond Fund in exchange for shares of Fidelity SAI Short Term Bond Fund. The Fund redeemed 29,295,214 shares of Fidelity Short-Term Bond Fund in exchange for 25,893,567 shares of Fidelity SAI Short Term Bond Fund with a value of $258,676,739. The Fund had a net realized gain (loss) of $9,260,000 on the Fund's redemptions of Fidelity Short-Term Bond Fund shares which is included in the accompanying Statements of Changes in Net Assets. The Fund recognized net gains on the exchanges for federal income tax purposes.

6. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Short Duration Fund	$5,094

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Short Duration Fund	$2,314	$–	$–

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2024. During the period, this waiver reduced the Fund's management fee by $ 7,794,272.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $11.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Short Duration Fund
Fidelity SAI Short-Term Bond Fund	15%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Strategic Advisers Short Duration Fund	.05%
Actual		$1,000.00	$998.20	$.25
Hypothetical-C		$1,000.00	$1,024.82	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Short Duration Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at a meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC and T. Rowe Price Associates, Inc. (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2021 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. The Board also considered steps taken by the Investment Advisers to continue to provide the same nature, extent, and quality of services to the funds during the COVID-19 pandemic.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2020, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one-, three-, and five-year periods ended December 31, 2020. The Board also noted that the fund had out-performed 93%, 87%, and 84% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2020. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-, three-, and five-year periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the 12-month period ended December 31, 2020. The Board also noted that the fund's management fee rate was compared on a pre-waiver basis and, therefore, did not reflect the management fee waiver noted above. Giving effect to the waiver, the fund's management fee was below the median of its Total Mapped Group and ASPG for the 12-month period ended December 31, 2020.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have similar sales load structures. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with similar sales load structures. The Board noted that the fund's total expense ratio ranked below the fund's similar sales load structure group competitive median for the 12-month period ended December 31, 2020.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

ASD-SANN-0122
1.934461.109

Strategic Advisers® Tax-Sensitive Short Duration Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report

November 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

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Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
JPMorgan Ultra-Short Municipal Fund Class I	8.4
Vanguard Short-Term Tax-Exempt Fund Admiral Shares	4.7
New York Metropolitan Transportation Authority Rev.	2.1
Federated Hermes Municipal Ultrashort Fund Institutional Shares	1.1
Saint James Parish Gen. Oblig.	1.0
New York City Gen. Oblig.	0.9
Illinois Gen. Oblig.	0.9
Denver City & County Airport Rev.	0.9
Main Street Natural Gas, Inc.	0.7
Harris County Cultural Education Facilities Finance Corp. Rev.	0.7

Top Five Sectors as of November 30, 2021

% of fund's net assets
General Obligations	12.8
Transportation	10.7
Synthetics	8.2
Health Care	6.9
Other	4.9

Quality Diversification (% of fund's net assets)

As of November 30, 2021
AAA,AA,A	34.8%
BBB	6.1%
Not Rated	2.1%
Equities	14.3%
Short-Term Investments and Net Other Assets	42.7%

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of November 30, 2021
Municipal Bond Funds	0.1%
Short-Term Funds	14.2%
Municipal Bonds	24.7%
Short-Term Investments and Net Other Assets (Liabilities)	61.0%

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 42.7%
	Principal Amount	Value
Alabama - 0.6%
Alabama Pub. School & College Auth. Rev. Series 2020 A:
5% 11/1/22	$1,500,000	$1,566,397
5% 11/1/24	1,500,000	1,701,509
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Bonds Series 2006 C1, 1.85%, tender 11/1/22 (a)	1,025,000	1,040,234
Birmingham Arpt. Auth. Arpt. Series 2020:
5% 7/1/24 (Build America Mutual Assurance Insured)	325,000	362,867
5% 7/1/25 (Build America Mutual Assurance Insured)	325,000	376,061
Black Belt Energy Gas District:
(Proj. No. 4) Series 2019 A, 4% 6/1/23	1,750,000	1,841,376
(Proj. No. 6) Series 2021 B:
4% 12/1/22	500,000	517,712
4% 12/1/23	1,250,000	1,335,430
4% 12/1/24	1,250,000	1,372,206
Bonds:
Series 2017 A, 4%, tender 7/1/22 (a)	4,750,000	4,832,467
Series 2021 B, 4%, tender 10/1/52	2,850,000	3,253,343
Series 2021 A:
4% 12/1/21	435,000	435,000
4% 6/1/22	340,000	346,181
4% 12/1/22	470,000	486,985
4% 6/1/23	400,000	421,318
4% 12/1/23	435,000	465,540
Chatom Indl. Dev. Board Gulf Opportunity Zone Series 2020, 5% 8/1/23 (FSA Insured)	1,350,000	1,449,552
Health Care Auth. for Baptist Health Series 2006 B, 0.25%, tender 11/15/37 (a)	1,325,000	1,325,000
Lower Alabama Gas District (No. 2 Proj.) Series 2020, 4% 12/1/21	100,000	100,000
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/22	15,000	15,175
5% 3/1/23	20,000	21,117
5% 3/1/24	25,000	27,543
5% 3/1/25	25,000	28,541
Series 2016 B:
5% 3/1/22	80,000	80,935
5% 3/1/23	405,000	427,625
5% 3/1/24	45,000	49,578
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (a)	600,000	605,477
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/22	70,000	70,691
Southeast Alabama Gas Supply District Bonds:
(Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (a)	1,695,000	1,826,345
Series 2018 A, 4%, tender 4/1/24 (a)	4,000,000	4,293,768
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 1) Series 2021 A:
4% 10/1/22	355,000	365,295
4% 10/1/23	425,000	450,960
(Proj. No. 2) Series 2021 B1:
4% 6/1/22	770,000	783,921
4% 6/1/23	1,500,000	1,579,016
4% 6/1/24	1,090,000	1,181,544
4% 6/1/25	300,000	333,470
Univ. of South Alabama Univ. Rev. Series 2021, 4% 4/1/26	500,000	568,384

TOTAL ALABAMA		35,938,563

Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A:
3% 12/1/23	450,000	473,951
3% 6/1/24	400,000	425,855
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2020 A:
0.3% 12/1/21	665,000	665,000
0.35% 6/1/22	660,000	660,336
0.4% 12/1/22	750,000	750,551
Alaska Int'l. Arpts. Revs.:
Series 2016 C:
5% 10/1/22 (b)	1,605,000	1,668,535
5% 10/1/23 (b)	425,000	461,043
Series 2021 C, 5% 10/1/23 (b)	1,525,000	1,654,333
Alaska Muni. Bond Bank:
Series 1, 5% 12/1/21	1,000,000	1,000,000
Series 2021 1, 5% 12/1/22	2,190,000	2,293,627
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	30,000	31,079
Series C, 5% 9/1/22	20,000	20,722
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A:
3% 6/1/22	600,000	607,793
4% 6/1/23	1,000,000	1,053,430
5% 6/1/24	1,000,000	1,111,734
5% 6/1/25	715,000	822,366
5% 6/1/26	1,000,000	1,185,963

TOTAL ALASKA		14,886,318

Arizona - 1.5%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2015 B, 5% 7/1/26	790,000	913,812
Series 2021:
5% 8/1/24	1,000,000	1,123,178
5% 8/1/25	700,000	814,436
Arizona Board of Regents Ctfs. of Prtn. Series 2015 A, 5% 6/1/22	150,000	153,548
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/24 (Escrowed to Maturity)	195,000	220,303
5% 10/1/25 (Escrowed to Maturity)	570,000	667,574
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/21	25,000	25,000
5% 12/1/22	15,000	15,714
5% 12/1/23	20,000	21,852
5% 12/1/24	45,000	51,091
Bonds Series 2013 A3, SIFMA Municipal Swap Index + 1.850% 1.9%, tender 2/1/23 (a)(c)	2,000,000	2,017,988
Series 2015 A:
5% 1/1/22	370,000	371,436
5% 1/1/23	160,000	168,224
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A:
5% 2/1/24	600,000	659,290
5% 2/1/26	750,000	883,370
Series 2021 A, 5% 2/1/23	1,000,000	1,054,411
Arizona State Univ. Ctfs. of Partnership (Arizona State Univ. Projs.) Series 2013 A, 5% 9/1/25	1,085,000	1,170,421
Bullhead City Excise Taxes Series 2021 2, 0.75% 7/1/25	325,000	323,040
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	5,100,000	5,265,101
Series 2007, 2.7%, tender 8/14/23 (a)(b)	6,820,000	7,065,930
Series 2019, 5%, tender 6/3/24 (a)(b)	7,610,000	8,411,042
Coconino County Poll. Cont. Corp. Rev. Bonds:
Series 2017 A, 1.875%, tender 3/31/23 (a)(b)	1,145,000	1,164,791
Series 2017 B, 1.65%, tender 3/31/23 (a)	1,020,000	1,036,368
Glendale Union School District 205 Series A:
5% 7/1/24 (FSA Insured)	225,000	251,092
5% 7/1/25 (FSA Insured)	225,000	260,176
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	20,000	20,560
Series 2017, 5% 7/1/22	75,000	77,100
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/22 (FSA Insured)	25,000	25,700
5% 7/1/23 (FSA Insured)	30,000	32,230
Maricopa County Indl. Dev. Auth. Series 2019 A, 5% 9/1/23	365,000	394,939
Maricopa County Rev.:
Bonds:
Series 2019 B, SIFMA Municipal Swap Index + 0.380% 0.43%, tender 12/2/21 (a)(c)	4,065,000	4,066,535
Series B, 5%, tender 10/18/22 (a)	2,980,000	3,103,782
Series 2016 A:
4% 1/1/24	115,000	123,640
5% 1/1/25	105,000	119,534
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D, 5% 7/1/25	1,000,000	1,154,412
Maricopa County Unified School District #48 Scottsdale Series D, 4% 7/1/23	500,000	529,611
Mesa Util. Sys. Rev.:
Series 2016, 5% 7/1/25	1,015,000	1,177,213
Series 2020, 5% 7/1/24	635,000	710,731
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (b)	715,000	734,891
5% 7/1/24 (b)	1,020,000	1,134,102
Series 2017 D:
5% 7/1/22	940,000	966,038
5% 7/1/24	250,000	279,334
Series 2018, 5% 7/1/23 (b)	1,100,000	1,181,395
Series 2019 B:
5% 7/1/22 (b)	725,000	744,780
5% 7/1/23 (b)	1,000,000	1,072,839
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2014 B, 5% 7/1/27	400,000	446,606
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.2%, tender 2/1/22 (a)(b)	23,880,000	23,879,988
Pima County Ctfs. of Prtn.:
Series 2014:
5% 12/1/21	50,000	50,000
5% 12/1/22	130,000	136,259
5% 12/1/23	75,000	81,976
Series 2019, 5% 12/1/26	1,120,000	1,347,107
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	270,000	290,202
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2011 A, 5% 12/1/22	1,000,000	1,000,000
Tucson Ctfs. of Prtn. Series 2015:
5% 7/1/22 (FSA Insured)	290,000	298,154
5% 7/1/23 (FSA Insured)	200,000	215,031
Yavapai County Indl. Dev. Auth.:
Series 2016, 5% 8/1/23	275,000	295,996
Series 2019:
5% 8/1/22	425,000	438,364
5% 8/1/23	355,000	382,104
Yuma Pledged Rev. Series 2021:
4% 7/1/24	300,000	326,781
4% 7/1/25	505,000	564,175

TOTAL ARIZONA		81,511,297

Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (NLR Rad Family Homes Proj.) Series 2020, 1.2%, tender 9/1/22 (a)	5,000,000	5,031,621
Arkansas Dev. Fin. Auth. Pub. Safety Charges (Arkansas Division of Emergency Mgmt. Proj.) Series 2020, 5% 6/1/24	565,000	627,926
Batesville Pub. Facilities Board Series 2020:
5% 6/1/22	590,000	601,832
5% 6/1/23	790,000	836,536

TOTAL ARKANSAS		7,097,915

California - 2.8%
ABC Unified School District Series 2001 C, 0% 8/1/25 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	1,984,136
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2017 G, 2%, tender 4/1/24 (a)	1,120,000	1,150,613
Series 2021 B, 0.280% x SIFMA Municipal Swap Index 0.33%, tender 4/1/24 (a)(c)	2,500,000	2,504,233
Series A, 2.95%, tender 4/1/26 (a)	115,000	124,068
Series B, 2.85%, tender 4/1/25 (a)	95,000	101,422
Burbank Glendale Pasadena Arpt. Auth. Rev. Series B, 5% 7/1/23 (b)	1,290,000	1,383,749
California Gen. Oblig.:
Bonds Series 2013, SIFMA Municipal Swap Index + 0.380% 0.43%, tender 12/1/21 (a)(c)	3,270,000	3,270,000
Series 2011, 5.25% 9/1/22	35,000	36,335
Series 2015, 5% 3/1/23	310,000	328,522
Series 2020:
5% 3/1/22	3,180,000	3,218,390
5% 11/1/24	500,000	567,013
Series 2021:
4% 12/1/22	4,150,000	4,308,463
5% 12/1/22	4,000,000	4,192,574
5% 9/1/23	1,000,000	1,082,209
5% 12/1/23	2,000,000	2,187,277
5% 12/1/24	565,000	642,752
California Health Facilities Fing. Auth. Rev.:
Bonds:
(Stanford Hosp. & Clinics Proj.) Series 2008 B2, 0.12%, tender 3/2/22 (a)	1,700,000	1,700,000
Series 2009 C, 5%, tender 10/18/22 (a)	970,000	1,010,819
Series 2017 A, 5%, tender 11/1/22 (a)	210,000	219,236
Series 2017 C, 5%, tender 11/1/22 (a)	1,185,000	1,237,118
Series 2021 A, 3%, tender 8/15/25 (a)	2,000,000	2,181,109
Series 2013 A, 5% 3/1/22	375,000	379,461
Series 2015, 5% 11/15/23	200,000	218,535
Series 2018 A, 5% 11/15/22	195,000	203,879
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
(Brightline West Passenger Rail Proj.) Series 2020 A, 0.2%, tender 1/1/22 (a)(b)(d)	10,430,000	10,429,302
Series 2021 B1, 0.39%, tender 1/1/24 (a)	1,000,000	999,145
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 0.3%, tender 4/1/22 (a)(b)	4,200,000	4,201,416
Series 2021 B, 0.3%, tender 1/18/22 (a)(b)	4,100,000	4,100,633
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.7%, tender 12/1/23 (a)(b)	1,600,000	1,605,397
Series 2020, 0.15%, tender 12/1/21 (a)(b)	3,000,000	3,000,000
California Muni. Fin. Auth. Student Hsg. (CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 5% 5/15/24 (Build America Mutual Assurance Insured)	500,000	553,451
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2017 A1, 0.18%, tender 1/18/22 (a)(b)(d)	1,150,000	1,150,002
Series 2017 A2, 0.18%, tender 1/15/22 (a)(b)(d)	7,750,000	7,750,012
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/23	285,000	302,589
4% 10/15/24	380,000	414,793
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2021 B, 5% 5/1/24	1,095,000	1,216,742
Series 2022 C, 5% 8/1/23 (e)	1,030,000	1,067,045
Series 2014 B, 5% 10/1/25	350,000	394,589
California School Cash Reserve Prog. Auth. Series 2021 L, 2% 1/31/22	7,000,000	7,020,857
California Statewide Cmntys. Dev. Auth. Series 2021, 4% 5/15/23	1,300,000	1,367,528
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
0.18%, tender 7/1/41 (FSA Insured) (a)	4,475,000	4,475,000
0.22%, tender 7/1/40 (FSA Insured) (a)	4,275,000	4,275,000
Cathedral City Redev. Agcy. (Merged Redev. Proj.) Series 2021 C:
4% 8/1/22	200,000	204,273
4% 8/1/23	225,000	237,099
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1:
5% 6/1/22	40,000	40,927
5% 6/1/23	45,000	48,093
5% 6/1/24	25,000	27,815
Series A, 0% 6/1/24 (Escrowed to Maturity)	75,000	74,151
Long Beach Hbr. Rev. Series 2020 B, 5% 5/15/24 (b)	1,225,000	1,355,004
Los Angeles Dept. Arpt. Rev.:
Series 2016 A, 5% 5/15/22 (b)	250,000	255,353
Series 2016 B, 5% 5/15/26 (b)	135,000	159,847
Series 2017 A, 5% 5/15/24 (b)	430,000	476,413
Series 2017 B, 5% 5/15/23 (b)	800,000	853,966
Series 2018 D, 5% 5/15/22 (b)	200,000	204,282
Series 2019 A, 5% 5/15/24 (b)	375,000	415,477
Series 2019 D, 5% 5/15/24 (b)	415,000	459,794
Series 2019 E, 4% 5/15/24	200,000	217,799
Series 2019 F, 5% 5/15/24 (b)	2,610,000	2,891,718
Series 2020 C, 5% 5/15/24 (b)	250,000	277,309
Series F, 5% 5/15/22 (b)	1,700,000	1,736,398
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2018 B, 4% 1/1/22	200,000	200,000
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/22 (b)	1,175,000	1,212,187
Los Angeles Reg'l. Arpts. Impt. Rev. Series 2012, 4.5% 1/1/27 (b)	375,000	376,181
Los Angeles Unified School District Series 2020 C, 5% 7/1/23	1,200,000	1,290,184
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 C, SIFMA Municipal Swap Index + 0.140% 0.19%, tender 5/21/24 (a)(c)	1,000,000	1,000,136
Mount Diablo Unified School District Series 2022 B, 4% 8/1/26 (e)	510,000	576,072
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	20,000	21,237
Palomar Pomerado Health Care Dis:
Series 2006 A, 0.75%, tender 11/1/36 (FSA Insured) (a)	4,650,000	4,650,000
Series 2006 B, 0.69%, tender 11/1/36 (FSA Insured) (a)	4,475,000	4,475,000
Series 2006 C, 0.69%, tender 11/1/36 (FSA Insured) (a)	2,200,000	2,200,000
Port of Oakland Rev.:
Series 2012 P, 5% 5/1/23 (Pre-Refunded to 5/1/22 @ 100) (b)	335,000	341,603
Series 2017 D:
5% 11/1/23 (b)	500,000	544,448
5% 11/1/24 (b)	100,000	112,780
Series H:
5% 5/1/22 (b)	2,750,000	2,804,433
5% 5/1/23 (b)	5,515,000	5,881,471
5% 5/1/24 (b)	930,000	1,029,591
Riverside County Teeter Plan Series 2021 A, 0.5% 10/20/22	8,000,000	8,021,046
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2013 A, 5% 7/1/22 (Escrowed to Maturity)	200,000	205,576
Series 2013 B, 5% 7/1/22 (Escrowed to Maturity) (b)	1,800,000	1,849,109
Series 2019 B, 5% 7/1/22 (b)	250,000	256,806
Series 2020 C:
5% 7/1/22 (b)	1,475,000	1,515,155
5% 7/1/23 (b)	545,000	584,607
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 5% 10/1/22	4,050,000	4,213,100
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2020 A, 5% 8/1/22	250,000	258,049
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2013 A:
5% 5/1/22 (Escrowed to Maturity) (b)	500,000	509,895
5% 5/1/23 (b)	705,000	751,120
Series 2016 A, 5% 5/1/23	225,000	240,084
Series 2018 A, 5% 5/1/23 (b)	400,000	426,167
Series 2019 A:
5% 1/1/22 (b)	3,025,000	3,036,568
5% 1/1/24 (b)	655,000	715,480
5% 1/1/25 (b)	575,000	651,751
Series 2019 H, 5% 5/1/23 (b)	2,000,000	2,130,837
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/23 (Escrowed to Maturity) (b)	1,400,000	1,481,197
Series 2017 B, 5% 3/1/23 (Escrowed to Maturity)	200,000	211,859
Series 2021 A, 5% 3/1/24 (b)	1,000,000	1,099,354
Series 2021 B, 5% 3/1/24	500,000	552,170
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	30,000	33,398
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (a)	250,000	249,104
Washington Township Health Care District Rev. Series A:
5% 7/1/22	200,000	205,266
5% 7/1/23	200,000	214,040
West Contra Costa Unified School District Series 2004 C, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	251,383

TOTAL CALIFORNIA		154,869,576

Colorado - 0.7%
Colorado Bridge Enterprise Rev. Series 2017, 4% 6/30/24 (b)	1,330,000	1,444,664
Colorado Ctfs. of Prtn. Series 2020 A, 5% 12/15/21	2,000,000	2,003,532
Colorado Health Facilities Auth.:
Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	480,000	490,556
Series 2018 B, 5%, tender 11/20/25 (a)	250,000	293,802
Series 2019 B:
5%, tender 8/1/25 (a)	300,000	342,151
5%, tender 8/1/26 (a)	340,000	400,400
5%, tender 11/19/26 (a)	1,590,000	1,923,520
Series 2019 A, 5% 1/1/23	870,000	914,716
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series 1991 A, 0% 7/15/22 (Escrowed to Maturity)	620,000	619,169
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/23 (a)	355,000	388,984
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	165,000	182,210
Series 2019 H, 4.25% 11/1/49	85,000	94,008
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
5% 1/15/24	750,000	817,979
5% 1/15/25	650,000	733,210
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	250,000	266,856
Series 2014 A, 5% 6/1/23	85,000	90,731
Denver City & County Arpt. Rev.:
Series 2011 A, 5.25% 11/15/22 (b)	1,750,000	1,757,078
Series 2012 A:
5% 11/15/22 (b)	520,000	543,625
5% 11/15/23 (b)	250,000	260,949
Series 2012 B, 5% 11/15/22	250,000	261,481
Series 2013 A, 5% 11/15/22 (b)	500,000	522,716
Series 2013 B, 5% 11/15/24	250,000	272,551
Series 2016 A, 5% 11/15/23	300,000	327,184
Series 2017 A:
5% 11/15/22 (b)	3,455,000	3,611,970
5% 11/15/23 (b)	2,300,000	2,506,050
Series 2018 A:
5% 12/1/21 (b)	1,000,000	1,000,000
5% 12/1/23 (b)	250,000	272,202
5% 12/1/29 (b)	185,000	229,829
Series 2020 A1, 5% 11/15/22	3,200,000	3,346,961
Series 2020 B1:
5% 11/15/22 (b)	4,045,000	4,228,776
5% 11/15/23 (b)	935,000	1,018,764
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2021 B, U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.384%, tender 9/1/24 (a)(c)	3,250,000	3,256,711
Series 2020 A:
5% 9/1/23	275,000	297,003
5% 9/1/24	450,000	505,348
5% 9/1/25	300,000	348,806
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2021 C3A, 2%, tender 10/15/25 (a)	645,000	678,013
Vauxmont Metropolitan District Series 2019:
5% 12/15/22 (FSA Insured)	100,000	104,584
5% 12/15/23 (FSA Insured)	120,000	130,581

TOTAL COLORADO		36,487,670

Connecticut - 1.4%
Bridgeport Gen. Oblig. Series 2020, 1.5% 12/9/21	1,500,000	1,500,296
City of New Haven Series A, 5% 8/1/22	1,000,000	1,030,898
Connecticut Gen. Oblig.:
Series 2013 A, 1.04% 3/1/25 (a)	510,000	519,895
Series 2014 A, 4% 3/1/22	450,000	454,309
Series 2015 A:
4% 3/15/23	250,000	262,047
5% 3/15/23	280,000	297,086
Series 2015 C, 5% 6/15/22	400,000	410,414
Series 2016 A:
5% 3/15/24	380,000	420,026
5% 3/15/26	70,000	83,023
Series 2016 B:
5% 5/15/22	575,000	587,658
5% 5/15/24	575,000	639,604
Series 2016 E, 5% 10/15/23	240,000	260,908
Series 2017 B, 3% 4/15/22	625,000	631,623
Series 2018 B, 5% 4/15/22	810,000	824,564
Series 2018 F, 5% 9/15/22	225,000	233,562
Series 2019 A:
5% 4/15/22	670,000	682,047
5% 4/15/23	1,000,000	1,064,851
Series 2020 A, 5% 1/15/23	1,740,000	1,832,768
Series 2021 D:
5% 7/15/24	300,000	335,868
5% 7/15/25	495,000	574,474
Series A:
3% 1/15/22	1,725,000	1,730,933
4% 1/15/25	3,500,000	3,884,005
5% 3/15/23	690,000	732,105
Series B, 4% 6/15/22	250,000	255,169
Series C:
4% 6/1/24	1,050,000	1,143,936
5% 6/1/24	300,000	306,991
Series H, 5% 11/15/22	390,000	407,911
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 A, 1.1%, tender 2/7/23 (a)	5,450,000	5,502,978
Series 2014 B, 1.8%, tender 7/1/24 (a)	545,000	560,203
Series 2015 A, 0.375%, tender 7/12/24 (a)	1,525,000	1,522,591
Series 2017 B, 0.55%, tender 7/3/23 (a)	11,050,000	11,087,676
Series U1, 2%, tender 2/8/22 (a)	975,000	978,284
Series U2, 2%, tender 2/8/22 (a)	200,000	200,674
Series X2, 0.25%, tender 2/9/24 (a)	11,565,000	11,517,129
Series 2013 N, 5% 7/1/24	100,000	107,449
Series 2014 A, 5% 7/1/27	390,000	435,227
Series 2017 I1, 5% 7/1/22	275,000	282,503
Series 2019 A, 5% 7/1/26	260,000	308,501
Series 2020 K:
5% 7/1/22	250,000	256,821
5% 7/1/23	250,000	267,592
Series 2022 M, 5% 7/1/26 (e)	200,000	231,764
Series L1:
4% 7/1/22	800,000	816,906
4% 7/1/23	225,000	237,626
4% 7/1/25	600,000	670,307
Series N:
5% 7/1/22	780,000	799,150
5% 7/1/23	830,000	884,183
5% 7/1/24	375,000	412,477
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series 2017 A, 5% 11/15/22 (b)	300,000	313,040
(Chesla Loan Prog.) Series B:
5% 11/15/22 (b)	115,000	120,055
5% 11/15/23 (b)	425,000	461,942
Series 2017 B, 5% 11/15/23 (b)	125,000	135,763
Connecticut Hsg. Fin. Auth.:
Bonds Series 2019 E, 1.625%, tender 11/15/22 (a)	1,620,000	1,621,629
Series 2013 B2, 4% 11/15/32	5,000	5,076
Series 2016 E2:
1.85% 11/15/22 (b)	1,000,000	1,013,547
2.1% 11/15/23 (b)	1,000,000	1,029,071
Series 2021, 0.45% 11/15/25	700,000	692,412
Series A2:
0.2% 5/15/22 (b)	700,000	699,953
0.25% 11/15/22 (b)	1,175,000	1,174,475
0.35% 5/15/23 (b)	825,000	824,152
0.4% 11/15/23 (b)	300,000	299,358
Series C:
5% 5/15/23 (b)	205,000	217,808
5% 11/15/23 (b)	710,000	768,092
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2012 A, 5% 1/1/23	395,000	396,530
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/23	665,000	699,254
5% 1/1/24	200,000	210,280
Series 2014 B, 5% 9/1/22	600,000	621,715
Series 2015 A, 5% 8/1/23	1,370,000	1,477,224
Series 2021 C:
5% 1/1/23	795,000	835,950
5% 1/1/24	215,000	235,558
5% 1/1/25	535,000	608,349
Series A:
4% 1/1/23	315,000	327,828
5% 1/1/22	355,000	356,396
5% 5/1/22	280,000	285,637
5% 12/1/23	700,000	700,000
New Haven Gen. Oblig.:
Series 2016 A, 5% 8/15/25 (FSA Insured)	20,000	23,220
Series B, 5% 2/1/22	350,000	352,686
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	190,000	192,642
Series 2019 A, 5% 11/1/25	225,000	263,491
West Haven Gen. Oblig. Series 2021:
4% 9/15/22	180,000	185,103
4% 9/15/23	290,000	307,842
4% 9/15/24	260,000	283,927
4% 9/15/25	255,000	285,290
4% 9/15/26	255,000	290,744

TOTAL CONNECTICUT		76,503,051

Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (a)	565,000	573,261
Delaware Trans. Auth. Grant Series 2020:
5% 9/1/22	1,250,000	1,295,143
5% 9/1/23	1,400,000	1,512,782

TOTAL DELAWARE		3,381,186

District Of Columbia - 1.1%
District of Columbia Gen. Oblig. Series 2021 E, 5% 2/1/24	3,730,000	4,104,554
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds:
(218 Vine St. Apts. Proj.) Series 2020, 0.3%, tender 7/1/23 (a)	5,000,000	5,003,667
(Liberty Place Apts. Proj.) Series 2018, 0.5%, tender 12/1/21 (a)	5,000,000	5,001,386
(Park Southern Apts. Proj.) Series 2020, 0.7%, tender 6/1/23 (a)	9,000,000	9,015,079
District of Columbia Income Tax Rev. Series 2012 C, 5% 12/1/21 (Escrowed to Maturity)	275,000	275,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A:
5% 10/1/22 (b)	140,000	145,518
5% 10/1/23 (b)	500,000	519,229
Series 2014 A:
5% 10/1/23 (b)	110,000	119,329
5% 10/1/27 (b)	500,000	560,537
Series 2017 A:
5% 10/1/24 (b)	115,000	129,027
5% 10/1/26 (b)	145,000	172,976
Series 2018 A, 5% 10/1/26 (b)	325,000	387,705
Series 2019 A:
5% 10/1/22 (b)	290,000	301,430
5% 10/1/23 (b)	50,000	54,240
5% 10/1/25 (b)	155,000	179,744
Series 2020 A:
5% 10/1/22 (b)	1,750,000	1,818,975
5% 10/1/23 (b)	925,000	1,003,448
5% 10/1/24 (b)	2,575,000	2,889,084
5% 10/1/25 (b)	530,000	614,610
Series 2021 A:
5% 10/1/22 (b)	2,000,000	2,078,828
5% 10/1/23 (b)	9,750,000	10,576,880
5% 10/1/24 (b)	8,000,000	8,975,794
5% 10/1/25 (b)	3,000,000	3,478,922
5% 10/1/26 (b)	335,000	399,635
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 A1, 5% 7/1/24	1,120,000	1,251,418

TOTAL DISTRICT OF COLUMBIA		59,057,015

Florida - 1.5%
Brevard County Hsg. Fin. Auth. Bonds Series 2021, 0.25%, tender 12/1/22 (a)	2,000,000	1,997,201
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	115,000	128,179
Series 2015 C:
5% 7/1/22	80,000	82,230
5% 7/1/23	65,000	69,745
Broward County Arpt. Sys. Rev.:
Series 2012 P-1:
5% 10/1/22 (b)	300,000	311,696
5% 10/1/25 (b)	1,000,000	1,038,387
Series 2012 P1:
5% 10/1/23 (b)	235,000	243,977
5% 10/1/26 (Pre-Refunded to 10/1/22 @ 100) (b)	350,000	363,786
Series 2012 P2, 5% 10/1/22	415,000	431,357
series 2012 Q1, 5% 10/1/22	200,000	207,883
Series 2012 Q2, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	200,000	207,878
Series 2013 A:
5% 10/1/23 (b)	600,000	650,424
5.125% 10/1/38 (Pre-Refunded to 10/1/23 @ 100) (b)	310,000	336,711
5.25% 10/1/25 (b)	1,500,000	1,630,582
Series 2013 C, 5.25% 10/1/25	575,000	626,385
Series 2015 A, 5% 10/1/22 (b)	75,000	77,924
Series 2015 C, 5% 10/1/24 (b)	245,000	274,884
Series 2017, 5% 10/1/25 (b)	500,000	579,820
Series 2019 B, 5% 10/1/23 (b)	700,000	758,828
Series C, 5% 10/1/23 (b)	90,000	97,564
Broward County Port Facilities Rev. Series 2019 D, 5% 9/1/22 (b)	850,000	880,108
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	70,000	71,939
(Broward County School District) Series 2012 A, 5% 7/1/25	525,000	539,199
Series 2015 A:
5% 7/1/22	345,000	354,556
5% 7/1/23	180,000	193,319
5% 7/1/24	30,000	33,495
Series 2015 B:
5% 7/1/22	100,000	102,770
5% 7/1/23	85,000	91,290
5% 7/1/24	25,000	27,913
Cap. Trust Agcy. Hsg. Rev. Bonds (College Park Towers Apts. Proj.) Series 2021, 1.25%, tender 5/1/23 (a)	3,000,000	3,033,482
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B, 4% 7/1/22	215,000	219,683
Series 2021, 5% 7/1/24 (FSA Insured)	885,000	990,789
Citizens Property Ins. Corp.:
Series 2012 A1, 5% 6/1/22	1,325,000	1,356,541
Series 2015 A1, 5% 6/1/22	345,000	345,000
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	2,500,000	2,578,392
Florida Board of Ed. Lottery Rev. Series 2014 A, 5% 7/1/24	200,000	214,998
Florida Dev. Fin. Corp. Edl. Facilities (Nova Southeastern Univ. Proj.) Series 2020 A:
5% 4/1/23	350,000	371,105
5% 4/1/24	360,000	396,493
5% 4/1/25	200,000	228,189
Florida Hsg. Fin. Corp. Rev. Series 2017, 2.05% 1/1/22	125,000	125,153
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	350,000	407,790
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/22	45,000	46,555
5% 10/1/23	55,000	59,338
5% 10/1/24	45,000	50,340
5% 10/1/25	40,000	46,172
5% 10/1/26	45,000	51,824
Florida Muni. Pwr. Agcy. Rev.:
Series 2016 A:
5% 10/1/22	790,000	821,205
5% 10/1/24	475,000	535,514
Series 2021 A:
5% 10/1/22	500,000	519,750
5% 10/1/23	400,000	433,846
5% 10/1/24	450,000	507,329
5% 10/1/25	500,000	582,294
5% 10/1/26	300,000	359,611
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 B, 4% 10/1/22 (b)	115,000	115,351
Series 2015 A:
4% 10/1/22 (b)	350,000	361,012
4% 10/1/22 (Escrowed to Maturity) (b)	80,000	82,435
5% 10/1/23 (b)	160,000	173,631
5% 10/1/23 (Escrowed to Maturity) (b)	40,000	43,339
Series 2016:
5% 10/1/23 (b)	2,400,000	2,601,694
5% 10/1/24 (b)	285,000	319,763
Series 2017 A:
5% 10/1/25 (b)	30,000	34,789
5% 10/1/25 (Escrowed to Maturity) (b)	55,000	64,075
5% 10/1/26 (b)	10,000	11,929
5% 10/1/26 (Escrowed to Maturity) (b)	35,000	42,047
Series 2019 A:
5% 10/1/22 (b)	2,415,000	2,511,013
5% 10/1/23 (b)	3,700,000	4,015,214
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	30,000	32,046
Hillsborough County Aviation Auth. Rev.:
Series 2013 A, 5.5% 10/1/24 (b)	685,000	747,882
Series A, 5% 10/1/25 (b)	705,000	762,489
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	230,000	264,191
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	145,000	150,628
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/22	85,000	87,339
5% 7/1/23	175,000	187,776
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2013 C, 5% 10/1/22 (Escrowed to Maturity)	535,000	556,302
Lee County Arpt. Rev.:
Series 2021 A:
5% 10/1/23 (b)	2,820,000	3,053,201
5% 10/1/24 (b)	745,000	835,871
5% 10/1/25 (b)	1,375,000	1,594,506
Series 2021 B:
5% 10/1/22 (b)	845,000	877,437
5% 10/1/23 (b)	800,000	866,156
5% 10/1/24 (b)	1,250,000	1,402,468
5% 10/1/25 (b)	925,000	1,072,668
Manatee County Rev. Series 2013, 5% 10/1/22	20,000	20,802
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	30,000	33,740
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/22	1,250,000	1,305,315
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds:
Series 2020, 1.4%, tender 4/1/22 (a)	4,000,000	4,002,769
Series 2021, 0.25%, tender 12/1/22 (a)	3,000,000	2,998,477
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (b)	250,000	259,939
5% 10/1/24 (b)	200,000	207,677
5% 10/1/29 (Pre-Refunded to 10/1/22 @ 100) (b)	210,000	218,223
Series 2012 B, 5% 10/1/22	400,000	416,040
Series 2014, 5% 10/1/22 (b)	485,000	504,282
Series 2016 A, 5% 10/1/23	335,000	363,604
Series 2020 A:
5% 10/1/23	2,435,000	2,642,913
5% 10/1/25	1,255,000	1,463,115
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A:
5% 7/1/22	45,000	46,220
5% 7/1/23	45,000	46,198
Series 2014 B:
5% 7/1/22	35,000	35,949
5% 7/1/23	70,000	75,064
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2021 A:
5% 8/1/22	480,000	495,421
5% 8/1/23	325,000	350,153
5% 8/1/24	600,000	672,032
5% 8/1/25	700,000	811,389
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. of Florida Proj.) Series 2007, 0.32%, tender 11/1/22 (a)	600,000	600,103
(Waste Mgmt. of Florida Proj.) Series 2018, 0.4%, tender 8/1/23 (a)(b)	1,250,000	1,248,724
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	260,000	287,644
Series 2014 D:
5% 11/1/22	120,000	125,300
5% 11/1/23	300,000	325,824
Series 2015 A:
5% 5/1/22	1,210,000	1,234,309
5% 5/1/23	1,075,000	1,145,483
5% 5/1/27 (FSA Insured)	265,000	303,753
Series 2015 D:
5% 2/1/22	410,000	413,277
5% 2/1/23	830,000	876,264
North Sumter County Util. Dependent District Series 2021:
3% 10/1/22 (FSA Insured)	295,000	301,511
4% 10/1/24 (FSA Insured)	795,000	870,648
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (a)	750,000	747,127
Orange County Health Facilities Auth. Series B, 5% 10/1/22	1,295,000	1,345,598
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (a)	1,450,000	1,448,768
Orlando & Orange County Expressway Auth. Rev.:
Series 2012, 5% 7/1/22	530,000	544,744
Series 2013 B, 5% 7/1/22	250,000	256,955
Orlando Utils. Commission Util. Sys. Rev.:
Series 2013 A, 5% 10/1/24	250,000	282,530
Series 2016 A, 5% 10/1/22	200,000	208,003
Palm Beach County Edl. Facilities Auth. Series 2021:
4% 10/1/22	205,000	210,390
4% 10/1/23	220,000	232,319
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/21 (Escrowed to Maturity)	35,000	35,000
5% 12/1/23 (Escrowed to Maturity)	5,000	5,466
5% 12/1/24 (Escrowed to Maturity)	10,000	11,374
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/22	40,000	41,277
Series 2018 A, 5% 8/1/23	100,000	107,739
Pasco County School District Sales Tax Rev. Series 2013, 5% 10/1/22	20,000	20,787
Seminole County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/23	120,000	128,760
Series 2016 C:
5% 7/1/25	20,000	23,081
5% 7/1/26	25,000	29,775
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	65,000	65,000
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	30,000	31,330
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
5% 7/1/23	90,000	96,585
5% 7/1/24	75,000	83,636
5% 7/1/25	100,000	115,403
5% 7/1/26	175,000	208,166
5% 7/1/27	150,000	183,199
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/22	300,000	309,580
5% 10/15/23	590,000	640,356
5% 10/15/24	1,000,000	1,123,229
5% 10/15/25	1,000,000	1,160,613
5% 10/15/26	750,000	894,086
5% 10/15/27	165,000	201,698

TOTAL FLORIDA		85,053,411

Georgia - 1.8%
Atlanta Arpt. Rev.:
Series 2012 B, 5% 1/1/23	615,000	617,382
Series 2014 B, 5% 1/1/22	30,000	30,118
Series 2019 B, 5% 7/1/22 (b)	845,000	868,507
Series 2020 B, 5% 7/1/24 (b)	1,400,000	1,556,610
Atlanta Urban Residential Fin. Auth. Bonds (Herndon Square Sr. Apts. Proj.) Series 2019, 1.36%, tender 12/1/21 (a)	3,195,000	3,195,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. Bonds (Parkside Proj.) Series 2019 B, 1.38%, tender 1/1/22 (a)	4,685,000	4,689,005
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (a)	3,360,000	3,457,894
Series 2013, 1.55%, tender 8/19/22 (a)	2,370,000	2,390,946
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/25	100,000	115,904
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	2,375,000	2,437,523
Series 2008, 2.925%, tender 3/12/24 (a)	250,000	263,286
Series 2012 1st, 1.55%, tender 8/19/22 (a)	2,000,000	2,017,676
Series 2013 1st, 2.925%, tender 3/12/24 (a)	990,000	1,042,614
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (a)	100,000	108,048
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys., Inc. Proj.):
Series 2020 A:
5% 4/1/22	150,000	152,333
5% 4/1/23	150,000	159,232
Series 2020 B, 5% 4/1/22	1,120,000	1,137,421
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (a)	750,000	819,251
Fulton County Dev. Auth. Rev. Series 2019 C:
5% 7/1/22	1,000,000	1,027,879
5% 7/1/23	1,300,000	1,396,838
Gainesville & Hall County Hosp. Auth. Rev. Series 2021 A, 5% 2/15/25	675,000	771,274
Georgia Gen. Oblig. Series 2014 A, 5% 2/1/22	200,000	201,605
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2016 A:
5% 1/1/22	780,000	782,963
5% 1/1/23	410,000	430,614
Series 2019 A, 5% 1/1/22	1,620,000	1,626,155
Series 2020 A:
3% 11/1/22	1,045,000	1,070,524
4% 11/1/23	2,780,000	2,968,614
4% 11/1/24	200,000	220,033
4% 11/1/25	800,000	903,284
5% 1/1/22	1,905,000	1,912,238
5% 1/1/23	5,625,000	5,907,818
5% 1/1/24	2,105,000	2,302,129
5% 1/1/24	1,250,000	1,367,060
5% 11/1/26	870,000	1,045,361
Series 2021 A:
5% 1/1/23	140,000	146,992
5% 1/1/24	170,000	185,586
5% 1/1/24	190,000	207,793
Series C, 5% 1/1/22	1,900,000	1,907,219
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series 2014 U:
5% 10/1/22	20,000	20,785
5% 10/1/23	55,000	59,664
Georgia Road & Thruway Auth. Rev. Series 2020, 5% 6/1/24	2,000,000	2,231,229
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (a)	4,750,000	5,024,959
Series 2018 B, 1 month U.S. LIBOR + 0.750% 0.808%, tender 9/1/23 (a)(c)	12,200,000	12,257,329
Series 2018 C, 4%, tender 12/1/23 (a)	3,055,000	3,255,876
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 0.62%, tender 12/1/23 (a)(c)	12,500,000	12,614,124
Series 2019 B, 4%, tender 12/2/24 (a)	1,210,000	1,330,280
Series 2018 A, 4% 3/1/23	200,000	209,254
Series 2019 A:
5% 5/15/22	1,000,000	1,020,809
5% 5/15/23	1,750,000	1,862,761
Series 2021 A:
4% 9/1/24	500,000	546,576
4% 3/1/25	430,000	475,188
4% 9/1/25	400,000	447,116
Series 2021 C:
4% 12/1/22	800,000	828,747
4% 12/1/23	1,470,000	1,570,770
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	435,000	452,758
Bonds (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (a)	1,500,000	1,538,312
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021:
5% 4/1/22	175,000	177,787
5% 4/1/25	600,000	686,275

TOTAL GEORGIA		98,051,328

Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 0.5%, tender 7/1/39 (a)(c)	515,000	515,000
Hawaii Gen. Oblig. Series 2020 A:
5% 7/1/24 (b)	655,000	728,271
5% 7/1/25 (b)	350,000	402,700
Honolulu City & County Gen. Oblig. Series 2022 A, 5% 11/1/26 (e)	815,000	946,810
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (b)	45,000	46,403
5% 8/1/23 (b)	30,000	32,301
5.25% 8/1/24 (b)	890,000	958,846

TOTAL HAWAII		3,630,331

Idaho - 0.0%
Idaho Health Facilities Auth. Rev. Series 2015 ID, 5% 12/1/21	350,000	350,000
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	45,000	49,156

TOTAL IDAHO		399,156

Illinois - 3.3%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/26	800,000	768,610
Chicago Board of Ed.:
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	560,000	557,350
Series 2019 A, 5% 12/1/23	1,000,000	1,087,078
Series 2021 B, 5% 12/1/21	400,000	400,000
Chicago Gen. Oblig. Series 2020 A, 5% 1/1/25	1,500,000	1,692,880
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C, 5% 12/1/23 (e)	990,000	1,081,645
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/22	1,235,000	1,239,825
5% 1/1/23	205,000	215,514
5% 1/1/25	150,000	157,458
5% 1/1/26	275,000	288,612
Series 2014 A:
5% 1/1/22 (b)	2,865,000	2,875,885
5% 1/1/24 (b)	1,000,000	1,091,243
5% 1/1/26 (b)	525,000	572,673
5% 1/1/27 (b)	370,000	403,598
5% 1/1/28 (b)	100,000	109,081
5% 1/1/29 (b)	675,000	735,853
Series 2014 B:
5% 1/1/23	225,000	236,539
5% 1/1/26	140,000	153,049
Series 2016 A, 5% 1/1/24 (b)	1,000,000	1,091,243
Series 2016 B, 5% 1/1/22	200,000	200,781
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/22	5,000	5,015
5% 1/1/23	10,000	10,410
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A:
5% 1/1/23 (Pre-Refunded to 1/1/22 @ 100) (b)	1,000,000	1,003,853
5% 1/1/25 (Pre-Refunded to 1/1/22 @ 100) (b)	500,000	501,926
Series 2012 B:
5% 1/1/22 (b)	1,875,000	1,882,124
5% 1/1/22 (Escrowed to Maturity) (b)	1,000,000	1,003,853
Series 2013 A:
5% 1/1/22 (Escrowed to Maturity) (b)	1,400,000	1,405,394
5% 1/1/23 (b)	1,740,000	1,827,485
Series 2013 B:
5% 1/1/22 (Escrowed to Maturity)	135,000	135,531
5% 1/1/23	1,020,000	1,071,855
Series 2013 C, 5% 1/1/22 (Escrowed to Maturity) (b)	700,000	702,697
Series 2013 D, 5% 1/1/22 (Escrowed to Maturity)	70,000	70,275
Series 2015 B, 5% 1/1/23	475,000	499,148
Series 2015 D:
5% 1/1/22 (Escrowed to Maturity)	510,000	512,007
5% 1/1/23	200,000	210,168
Series 2016 A:
5% 1/1/23 (b)	250,000	262,570
5% 1/1/24 (b)	305,000	332,829
Series 2016 D, 5% 1/1/22	300,000	301,165
Series 2017 C, 5% 1/1/22	110,000	110,427
Series 2017 D:
5% 1/1/24 (b)	1,000,000	1,091,243
5% 1/1/27 (b)	85,000	101,998
Chicago Park District Gen. Oblig. Series 2021 D, 4% 1/1/23	975,000	1,012,758
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2017:
5% 6/1/24	445,000	493,856
5% 6/1/25	25,000	28,772
Series 2021:
5% 6/1/22	875,000	894,984
5% 6/1/23	1,075,000	1,147,481
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	25,000	25,094
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 4% 3/1/22	480,000	484,572
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/22	20,000	20,051
Series 2012 C:
5% 11/15/22	740,000	773,839
5% 11/15/23	385,000	402,012
Series 2014 A, 5% 11/15/22	475,000	496,721
Series 2021 A:
5% 11/15/22	10,200,000	10,666,429
5% 11/15/23	4,550,000	4,961,359
5% 11/15/24	50,000	56,595
5% 11/15/25	50,000	58,520
Series 2021 B:
4% 11/15/22	1,250,000	1,295,268
4% 11/15/23	865,000	926,385
4% 11/15/24	625,000	689,140
4% 11/15/25	465,000	525,328
4% 11/15/26	235,000	271,043
Geneva Gen. Oblig. Series 2021, 4% 2/1/23 (e)	275,000	286,247
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	300,000	297,856
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 0.4%, tender 11/1/22 (a)(b)	1,900,000	1,899,807
Illinois Fin. Auth.:
Bonds Series 2020 B, 5%, tender 11/15/24 (a)	1,450,000	1,607,638
Series 2013 A:
5% 6/1/23	540,000	578,263
5% 6/1/23 (Escrowed to Maturity)	55,000	58,828
Series 2020 A, 5% 8/15/22	750,000	775,274
Series 2021 A:
5% 7/15/22	300,000	308,882
5% 10/1/25	2,000,000	2,334,971
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	41,190
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	100,000	113,578
Bonds:
Series 2017 B, 5%, tender 12/15/22 (a)	265,000	277,931
Series E, 2.25%, tender 4/29/22 (a)	770,000	776,432
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	25,000	25,000
Series 2012 A:
5% 5/15/22	250,000	255,330
5% 5/15/23 (Pre-Refunded to 5/15/22 @ 100)	30,000	30,658
Series 2012, 5% 9/1/22 (Escrowed to Maturity)	75,000	77,703
Series 2014 A:
5% 10/1/26	500,000	562,793
5.25% 7/1/44 (Pre-Refunded to 7/1/23 @ 100)	3,000,000	3,231,813
Series 2014, 5% 8/1/22	1,000,000	1,031,922
Series 2015 A:
5% 11/15/22	1,000,000	1,044,547
5% 11/15/22	10,000	10,449
5% 11/15/24	35,000	39,583
5% 11/15/25	45,000	52,591
5% 11/15/26	45,000	52,208
Series 2015 B, 5% 11/15/24	45,000	50,850
Series 2016 A:
5% 2/15/23	20,000	21,141
5% 8/15/23 (Escrowed to Maturity)	35,000	37,768
5% 8/15/24 (Escrowed to Maturity)	50,000	56,119
5% 7/1/25	250,000	289,567
Series 2016 B, 5% 8/15/24	775,000	868,424
Series 2016 C:
5% 2/15/22	225,000	227,219
5% 2/15/23	700,000	740,369
5% 2/15/24	230,000	253,436
Series 2016:
5% 12/1/21	5,000,000	5,000,000
5% 7/1/22	65,000	66,831
5% 11/15/23	235,000	256,053
5% 11/15/24	245,000	276,313
5% 5/15/25	10,000	11,499
5% 12/1/25	325,000	379,097
5% 5/15/26	20,000	23,720
5% 5/15/27	25,000	29,541
Series 2017:
5% 1/1/23	35,000	36,822
5% 1/1/25	50,000	56,921
Series 2018 A, 5% 5/15/24	250,000	277,503
Series 2019:
5% 9/1/22	225,000	232,679
5% 4/1/26	1,000,000	1,182,077
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	30,000	30,089
Series 2012:
4% 9/1/22	200,000	205,511
5% 3/1/22	1,105,000	1,118,160
5% 8/1/22	1,760,000	1,814,937
5% 8/1/22 (FSA Insured)	2,800,000	2,889,120
Series 2013 A, 5% 4/1/24	795,000	845,128
Series 2013:
5% 7/1/22	375,000	385,271
5% 7/1/23	1,700,000	1,821,399
5.5% 7/1/24	835,000	901,749
Series 2014:
5% 2/1/22	2,335,000	2,353,522
5% 4/1/23	50,000	53,032
5% 2/1/25	50,000	54,654
Series 2016:
5% 1/1/22	1,650,000	1,656,441
5% 2/1/22	3,100,000	3,124,591
5% 2/1/24	450,000	493,028
5% 1/1/26	300,000	349,087
5% 2/1/26	1,235,000	1,439,979
Series 2017 A:
5% 12/1/22	5,000,000	5,231,154
5% 12/1/23	750,000	816,673
Series 2017 D:
5% 11/1/22	2,400,000	2,502,044
5% 11/1/23	2,400,000	2,604,966
Series 2018 A:
5% 10/1/26	1,340,000	1,587,083
5.25% 5/1/22	1,660,000	1,694,799
Series 2018 B, 5% 5/1/22	900,000	917,745
Series 2020 D, 5% 10/1/22	7,500,000	7,790,817
Series 2020 May, 5.125% 5/1/22	275,000	280,564
Series 2021 A:
5% 3/1/22	2,555,000	2,585,428
5% 3/1/23	380,000	401,694
5% 3/1/24	2,000,000	2,197,703
Series 2021 B:
5% 3/1/22	2,110,000	2,135,128
5% 3/1/23	670,000	708,250
Illinois Health Facilities Auth. Rev. Series 2003, 1.6% 11/15/22	155,000	156,724
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2020, 0.325%, tender 8/1/22 (a)	12,250,000	12,256,404
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/22	1,270,000	1,279,980
5% 2/1/23	25,000	26,381
5% 2/1/24	420,000	460,257
Illinois Reg'l. Trans. Auth.:
Series 2004 A, 5.5% 6/1/22 (FSA Insured)	350,000	359,219
Series 2017 A, 5% 7/1/24	285,000	318,050
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	400,000	427,429
Series 2016 C, 5% 6/15/22	285,000	292,222
Series 2016 D, 5% 6/15/23	1,500,000	1,603,156
Series 2021 A:
3% 6/15/22	1,670,000	1,694,439
4% 6/15/23	3,175,000	3,344,824
4% 6/15/24	1,670,000	1,812,086
Series 2021 C:
5% 6/15/23	75,000	80,158
5% 6/15/24	85,000	94,368
5% 6/15/25	50,000	57,413
Illinois State Univ. Revs. Series 2018 A, 5% 4/1/23 (FSA Insured)	290,000	307,407
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A:
5% 12/1/21	1,360,000	1,360,000
5% 12/1/22	1,090,000	1,141,689
Series 2018 A, 5% 1/1/25	485,000	551,494
Kane County School District #129, Aurora West Side Series 2014 A, 2.75% 2/1/22	1,000,000	1,004,174
Kane County School District No. 131:
Series 2020 A:
3% 12/1/21 (FSA Insured)	355,000	355,000
4% 12/1/22 (FSA Insured)	235,000	243,468
5% 12/1/23 (FSA Insured)	290,000	314,240
Series 2020 B:
3% 12/1/21 (FSA Insured)	510,000	510,000
4% 12/1/22 (FSA Insured)	435,000	450,675
Kane, Cook, DuPage, McHenry & DeKalb Counties Cmnty. College District #509 Elgin Series 2021 B:
4% 12/15/23	155,000	166,509
4% 12/15/24	450,000	498,070
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/22 (FSA Insured)	265,000	264,835
Series 2011, 5.5% 2/1/23	550,000	582,252
Lake County Cmnty. Consolidated School District Series 2020, 4% 2/1/22 (FSA Insured)	310,000	311,861
Matteson Gen. Oblig.:
Series 2021 A, 4% 12/1/23	705,000	752,454
Series 2021 B, 4% 12/1/23	525,000	560,338
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24 (Pre-Refunded to 1/15/24 @ 100)	105,000	102,967
0% 1/15/25	110,000	106,254
0% 1/15/26	80,000	75,879
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	65,000	68,537
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	148,128
Series 2012 B, 5% 12/15/22	1,655,000	1,732,839
Series 2022 A, 3% 6/15/24 (e)	630,000	655,191
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/22 (Build America Mutual Assurance Insured)	250,000	253,855
Peoria County Gen. Oblig. Series 2021 A:
4% 1/1/22	150,000	150,437
4% 1/1/24	1,000,000	1,070,378
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/22	3,520,000	3,602,181
5% 6/1/23	2,990,000	3,193,928
5% 6/1/24	635,000	704,715
Skokie Pk District Series 2003, 0% 12/1/22	1,830,000	1,816,277
Southern Illinois Univ. Rev. Series 2021 A, 4% 4/1/22	650,000	658,118
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	265,000	281,135
Univ. of Illinois Rev.:
Series 2015 A, 3% 4/1/22	455,000	459,226
Series 2016 A, 5% 4/1/22	245,000	248,894
Series 2018 A, 5% 4/1/22	1,000,000	1,015,893
Series 2018 B, 5% 4/1/23 (FSA Insured)	270,000	286,991
Series 2019 A, 5% 4/1/22	485,000	492,708
Upper Illinois River Valley Dev. Auth. Rev. Series 2018, 5% 12/1/24	300,000	330,399
Village of Westchester Gen. Oblig. Series 2021, 4% 12/1/22	500,000	518,171
Waukegan Gen. Oblig.:
Series 2018 A:
4% 12/30/21 (FSA Insured)	410,000	411,169
4% 12/30/22 (FSA Insured)	425,000	440,854
Series 2018 B, 4% 12/30/22 (FSA Insured)	400,000	414,922
Western Illinois Univ. Board Rev. Series 2020, 4% 4/1/22	1,200,000	1,214,543
Whiteside & Lee Counties Cmnty. Unit School District Series 2018 A, 4% 12/1/21	1,325,000	1,325,000

TOTAL ILLINOIS		185,783,451

Indiana - 0.8%
Ctr. Grove Cmnty. School Corp. Series 2021 B:
3% 1/1/23 (e)	600,000	615,308
4% 1/1/24 (e)	2,065,000	2,203,700
Fort Wayne Cmnty. Schools Bldg. Corp. Series 2021:
4% 7/15/22	575,000	588,503
4% 1/15/23	625,000	651,050
Hammond Loc Pub. Impt. Bd Bank Series 2021 A, 2% 12/31/21	1,170,000	1,171,185
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.4%, tender 10/3/22 (a)(b)	3,500,000	3,500,385
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 0.15%, tender 12/1/21 (a)(b)	2,000,000	2,000,000
Series A, 0.15%, tender 12/1/21 (a)(b)	5,100,000	5,100,000
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	710,000	748,987
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2012 A, 5% 5/1/42 (Pre-Refunded to 5/1/23 @ 100)	2,000,000	2,133,195
Bonds:
Series 2011 H, 1.65%, tender 1/1/22 (a)	3,300,000	3,303,832
Series 2011 M, 0.7%, tender 1/1/26 (a)	3,680,000	3,670,645
Series 2015 B, 1.65%, tender 1/1/22 (a)	1,290,000	1,291,550
Series 2013:
5% 8/15/22	15,000	15,504
5% 8/15/23	20,000	21,597
Series 2016 A, 5% 12/1/21	200,000	200,000
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.):
Series 2012 A, 5% 2/1/25	515,000	518,910
Series 2019:
3% 2/1/22	210,000	210,952
3% 2/1/23	225,000	232,072
4% 2/1/24	200,000	214,829
4% 2/1/25	275,000	303,900
(DePauw Univ. Proj.) Series 2019, 5% 7/1/22	600,000	615,621
Series 2016, 5% 9/1/26	205,000	246,205
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/22	35,000	36,392
Series 2014 A, 5% 10/1/22	15,000	15,596
Series 2015 A:
5% 10/1/24	35,000	39,565
5% 10/1/25	35,000	39,524
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	155,000	157,854
Indiana Hsg. & Cmnty. Dev. Auth. Series 2021 C1, 3% 1/1/52	1,000,000	1,086,906
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A, 5% 1/1/25	705,000	800,727
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2016 A1:
5% 1/1/23 (b)	45,000	47,263
5% 1/1/24 (b)	60,000	65,475
5% 1/1/25 (b)	65,000	73,463
Series 2019 D, 5% 1/1/24 (b)	270,000	294,636
Series 2021 A:
5% 6/1/22	1,265,000	1,294,598
5% 6/1/23	255,000	272,631
Marion High School Bldg. Corp.:
Series 2021 A:
4% 1/15/24	240,000	257,503
4% 1/15/25	250,000	275,870
4% 7/15/25	255,000	284,957
Series 2021 B, 4% 1/15/23	205,000	213,262
Purdue Univ. Rev. Series 2012 AA, 5% 7/1/27	255,000	261,790
Upland Econ. Dev. Rfdg. Rev. (Taylor Univ. Proj.) Series 2021:
4% 9/1/22	200,000	205,424
4% 9/1/23	275,000	291,971
Vinton Tecumseh School Bldg. Corp. Series 2021:
3% 1/15/24	490,000	515,210
3% 7/15/25	515,000	557,323
Warrick County Envir. Impt. Rev. Bonds (Southern Indiana Gas and Elec. Co.) Series 2015, 0.875%, tender 9/1/23 (a)(b)	2,800,000	2,797,822
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	1,780,000	1,855,954
Series 2016 A, 5%, tender 3/1/23 (a)(b)	3,400,000	3,596,566
Series 2019 A, 5%, tender 6/5/26 (a)(b)	1,645,000	1,959,991

TOTAL INDIANA		46,856,203

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series 2018 B:
5% 2/15/22	540,000	545,248
5% 2/15/24	200,000	220,007
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (a)(b)	1,500,000	1,510,774
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 4% 12/1/24	250,000	276,327
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/21 (b)	1,000,000	1,000,000
Series 2018 A:
5% 12/1/21 (b)	500,000	500,000
5% 12/1/22 (b)	725,000	757,218
Series 2019 B, 5% 12/1/23 (b)	600,000	652,656

TOTAL IOWA		5,462,230

Kansas - 0.2%
Desoto Unified School District # 232 Series 2015 A, 5% 9/1/22	35,000	36,261
Wichita Gen. Oblig. Series 2021 306, 4% 10/15/22	10,000,000	10,333,416
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	10,000	10,344
5% 9/1/23	15,000	16,175
5% 9/1/25	15,000	17,380

TOTAL KANSAS		10,413,576

Kentucky - 0.9%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	30,000	32,800
5% 2/1/25	20,000	22,660
Series 2019, 5% 2/1/22	500,000	503,711
Hazard Healthcare Rev. Series 2021:
5% 7/1/23	350,000	375,725
5% 7/1/24	230,000	256,988
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/22	285,000	286,104
5% 1/1/24	200,000	219,124
Kentucky Asset/Liability Commission Agcy. Fund Rev. Series A, 5% 9/1/22	2,000,000	2,071,305
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	435,000	491,539
Kentucky Bond Dev. Corp. Edl. Facilities:
(Transylvania Univ. Proj.) Series 2021 A, 2% 3/1/23	320,000	325,957
(Transylvania Univ. Proj.) Series 2021 A, 4% 3/1/25	340,000	374,807
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.15%, tender 12/1/21 (a)	1,400,000	1,400,000
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2019 A1 5% 6/1/23 (b)	250,000	266,273
Series 2019 A1, 5% 6/1/22 (b)	200,000	204,568
Kentucky Hsg. Corp. Multi-family Rev. Bonds:
(Cambridge Square Proj.) Series 2021, 0.3%, tender 2/1/24 (a)	3,500,000	3,491,842
(City View Park Proj.) Series 2020, 1.16%, tender 2/7/22 (a)	4,000,000	4,006,548
Kentucky Rural Wtr. Fin. Corp. Series 2020 E, 0.425% 12/1/21	3,000,000	3,000,000
Kentucky State Property & Buildings Commission Rev.:
Series 2005, 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	257,861
Series 2013 A, 5% 10/1/23	365,000	395,885
Series 2015, 4% 8/1/25	200,000	224,125
Series 2016 B:
5% 11/1/23	2,730,000	2,971,038
5% 11/1/24	285,000	322,753
Series 2016:
3% 2/1/24	350,000	368,121
5% 11/1/23	1,435,000	1,561,699
5% 2/1/24	275,000	302,489
5% 10/1/24	425,000	478,246
Series 2017:
5% 4/1/22	400,000	406,330
5% 4/1/23	600,000	637,342
5% 4/1/24	900,000	996,553
Series 2018:
5% 5/1/22	385,000	392,621
5% 5/1/23	1,415,000	1,508,401
Series A:
5% 2/1/22	550,000	554,322
5% 11/1/22	610,000	636,310
5% 11/1/25	350,000	408,098
Series B:
5% 8/1/22	4,660,000	4,806,528
5% 8/1/23	3,265,000	3,517,121
5% 8/1/25	300,000	346,910
Kentucky State Univ. Ctfs. of Prtn. (Kentucky State Univ. Proj.) Series 2021, 5% 11/1/25	280,000	324,830
Kentucky, Inc. Pub. Energy:
Bonds Series 2019 A1, 4%, tender 6/1/25 (a)	1,000,000	1,104,227
Series A, 4% 12/1/22	350,000	362,827
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	840,000	910,855
Series 2020 C, 5%, tender 10/1/26 (a)	2,015,000	2,418,502
Series 2016 A, 5% 10/1/22	200,000	207,797
Louisville & Jefferson County Gen. Oblig. Series 2020 A, 5% 10/1/24	2,005,000	2,265,284
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A:
5% 7/1/23 (b)	1,750,000	1,874,581
5% 7/1/24 (b)	155,000	172,339
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	55,000	56,301
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	230,000	235,442
Paducah Elec. Plant Board Rev. Series 2019, 5% 10/1/22	2,005,000	2,078,711

TOTAL KENTUCKY		50,434,400

Louisiana - 0.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/22 (FSA Insured)	900,000	921,424
Louisiana Gen. Oblig.:
Series 2015 A, 5% 5/1/24	350,000	389,272
Series 2016 D, 5% 9/1/24	155,000	174,610
Series 2020 A, 5% 3/1/23	500,000	529,420
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. Bonds (East Baton Rouge Sewerage Commission Proj.) Series 2020 B, 0.875%, tender 2/1/25 (a)	4,000,000	4,009,304
Louisiana Offshore Term. Auth. Deepwater Port Rev. Bonds Series 2010 B-1A, 2%, tender 10/1/22 (a)	815,000	822,219
Louisiana Stadium and Exposition District:
Series 2013 A, 5% 7/1/22	20,000	20,544
Series 2021, 4% 7/3/23	1,685,000	1,759,322
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B, 5% 1/1/25 (b)	150,000	169,530
Series 2017 B:
5% 1/1/22 (b)	280,000	281,064
5% 1/1/23 (b)	1,070,000	1,123,798
5% 1/1/24 (b)	20,000	21,825
5% 1/1/25 (b)	5,000	5,651
5% 1/1/26 (b)	15,000	17,496
Series 2017 D2:
5% 1/1/22 (b)	345,000	346,311
5% 1/1/23 (b)	10,000	10,503
5% 1/1/24 (b)	15,000	16,369
5% 1/1/25 (b)	115,000	129,973
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	9,280,000	9,446,915
State of Louisiana Grant Anticipation Rev. Series 2021:
5% 9/1/22	2,400,000	2,486,490
5% 9/1/23	865,000	936,428
5% 9/1/24	785,000	880,404
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	110,000	117,448

TOTAL LOUISIANA		24,616,320

Maine - 0.0%
Maine Fin. Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/23 (FSA Insured) (b)	500,000	542,314
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2020 A:
4% 7/1/22	235,000	240,161
4% 7/1/22	190,000	194,128
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/22	40,000	41,118
5% 7/1/24	630,000	703,923
5% 7/1/26	250,000	289,664

TOTAL MAINE		2,011,308

Maryland - 0.3%
Baltimore County Gen. Oblig. Series 2020, 4% 1/1/22	830,000	832,561
Baltimore Proj. Rev.:
(Wtr. Projs.) Series 2020 A:
5% 7/1/23	400,000	429,796
5% 7/1/24	635,000	710,381
Series 2017 D:
5% 7/1/24	70,000	78,310
5% 7/1/25	75,000	87,015
Howard County Gen. Oblig. Series A, 5% 8/15/22	1,000,000	1,034,133
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25 (e)	105,000	105,061
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	215,000	234,698
Series 2020 C, 0.625% 7/1/22	500,000	500,109
Series 2021 A, 0.83% 5/1/23 (d)	4,000,000	3,995,111
Series 2021 C:
0.375% 7/1/23	260,000	259,965
0.6% 7/1/24	560,000	559,811
Series A:
0.2% 3/1/23	1,015,000	1,012,467
0.25% 9/1/23	775,000	771,636
Maryland Dept. of Trans. Consolidated Trans. Rev.:
Series 2022 A:
5% 12/1/22 (e)	205,000	212,117
5% 12/1/23 (e)	95,000	102,494
Series 2022 B:
5% 12/1/23 (e)	120,000	125,378
5% 12/1/24 (e)	220,000	238,581
Maryland Health & Higher Edl.:
Bonds Series 2020, 5%, tender 7/1/25 (a)	1,000,000	1,132,168
Series 2020, 4% 1/1/22	200,000	200,591
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/22	20,000	20,550
5% 7/1/23	20,000	21,470
5% 7/1/24	45,000	50,255
5% 7/1/25	40,000	46,300
5% 7/1/25 (Pre-Refunded to 7/1/24 @ 100)	1,145,000	1,280,609
Series 2020 A, 4% 7/1/22	100,000	102,113
Series 2020 B, 5% 4/15/23	675,000	718,196
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 5% 6/1/23	1,250,000	1,337,205
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2020, 5% 7/1/22	1,500,000	1,542,354
Series 2021 A, 5% 7/1/24	1,250,000	1,398,389

TOTAL MARYLAND		19,139,824

Massachusetts - 1.3%
Boston Hsg. Auth. Cap. Prog. Series 2020 B:
5% 4/1/23	450,000	478,381
5% 4/1/24	475,000	525,489
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2016 A, 0% 7/1/23	355,000	353,080
Series 2021, 4% 5/1/25	2,500,000	2,799,364
Series B, 5% 7/1/22	900,000	925,359
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	4,880,000	5,124,269
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. Bonds Series 2021, 0.25%, tender 7/1/23 (a)	1,750,000	1,742,414
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
Series 2011 N, 0.45%, tender 7/1/25 (a)	1,000,000	994,638
Series S3, SIFMA Municipal Swap Index + 0.500% 0.55%, tender 1/26/23 (a)(c)	3,400,000	3,404,803
Series 2015 C, 5% 10/1/22	200,000	207,763
Series 2015 H1, 5% 7/1/22	575,000	590,756
Series 2016 A, 5% 7/15/22	30,000	30,903
Series 2016 I:
5% 7/1/22	410,000	420,967
5% 7/1/23	15,000	16,046
5% 7/1/24	25,000	27,742
5% 7/1/25	20,000	22,950
5% 7/1/26	20,000	23,642
Series 2019 A:
5% 7/1/22	450,000	462,036
5% 7/1/24	155,000	172,170
Series 2019 O:
5% 12/1/23	130,000	141,599
5% 12/1/24	100,000	113,056
Series 2020 A2, 5% 7/1/22	310,000	318,661
Series C:
5% 10/1/22 (FSA Insured)	275,000	285,580
5% 10/1/23 (FSA Insured)	350,000	378,273
5% 10/1/24 (FSA Insured)	325,000	364,642
Series Q, 5% 7/1/22	250,000	256,985
Massachusetts Edl. Fing. Auth. Rev.:
Series 2011 J, 5.125% 7/1/22 (b)	2,080,000	2,082,635
Series 2013, 5% 7/1/22 (b)	400,000	411,104
Series 2014:
5% 1/1/23 (b)	3,000,000	3,147,484
5% 1/1/24 (b)	5,000,000	5,418,180
Series 2015 A:
5% 1/1/22 (b)	600,000	602,314
5% 1/1/23 (b)	9,000,000	9,447,478
5% 1/1/24 (b)	8,250,000	8,939,997
Series 2016 J:
5% 7/1/22 (b)	1,475,000	1,515,330
5% 7/1/23 (b)	725,000	776,493
Series 2016, 5% 7/1/24 (b)	535,000	588,900
Series 2020 C, 5% 7/1/23 (b)	375,000	401,634
Series 2021 B:
5% 7/1/24 (b)	750,000	828,802
5% 7/1/25 (b)	750,000	854,354
Massachusetts Gen. Oblig.:
Bonds Series D2, 1.7%, tender 8/1/22 (a)	980,000	989,641
Series 2021 B, 5% 11/1/23	8,880,000	9,683,720
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2007 G2, 0.2%, tender 12/7/21 (FSA Insured) (a)	6,790,000	6,790,000
Bonds Series I, 0.7%, tender 7/1/25 (a)	395,000	395,858
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (b)	65,000	72,484
5% 7/1/25 (b)	25,000	28,841
Series 2019 C, 5% 7/1/24 (b)	345,000	384,725
Series 2021 E, 5% 7/1/23 (b)	500,000	536,502

TOTAL MASSACHUSETTS		74,078,044

Michigan - 0.9%
Armada Area Schools Series 2014, 4% 5/1/22	305,000	309,725
Brandon School District Series A, 5% 5/1/23	430,000	458,320
Carman-Ainsworth Cmnty. School District Series 2021, 4% 5/1/24	1,335,000	1,442,295
Chippewa Valley Schools Series 2016 B, 5% 5/1/24	200,000	222,287
Clarkston Cmnty. Schools Series 2015, 5% 5/1/22	35,000	35,688
Dearborn School District Series 2017, 5% 5/1/22	250,000	255,023
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	513,642
Series A, 5% 7/1/25 (FSA Insured)	550,000	610,326
Grand Blanc Cmnty. Schools Series 2013, 5% 5/1/22	40,000	40,799
Grand Rapids Pub. Schools Series 2017, 5% 5/1/23 (FSA Insured)	30,000	32,002
Grand Traverse County Hosp. Fin. Auth.:
Series 2019 B, 5% 7/1/23	255,000	273,827
Series 2021:
5% 7/1/24	650,000	726,091
5% 7/1/25	480,000	555,228
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2016, 2% 5/1/24	125,000	129,251
Huron School District Series 2019, 5% 5/1/24	205,000	227,424
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	20,000	20,428
5% 5/15/24	10,000	11,113
5% 5/15/25	15,000	17,271
5% 5/15/26	15,000	17,819
Kent City Cmnty. Schools Series 2020, 4% 5/1/23	205,000	215,492
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.3%, tender 6/28/22 (a)(c)	1,000,000	1,000,000
Lake Superior State Univ. Series 2021, 4% 11/15/22 (FSA Insured)	305,000	315,569
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I, 5% 4/15/24	60,000	66,433
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C3, 5% 7/1/22 (FSA Insured)	1,155,000	1,186,443
Series 2014 D1, 5% 7/1/22 (FSA Insured)	2,845,000	2,922,451
(Trinity Health Proj.) Series 2017, 5% 12/1/23	250,000	273,146
Bonds:
Series 2016 E1, 4%, tender 8/15/24 (a)	275,000	300,700
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 0.53%, tender 12/2/21 (a)(c)	5,000,000	5,000,702
Series 2019 B, 3.5%, tender 11/15/22 (a)	5,750,000	5,920,803
Series 2019 MI2, 5%, tender 2/1/25 (a)	1,605,000	1,828,202
Series 2012, 5% 11/1/22	350,000	365,427
Series 2015 A:
5% 8/1/22	1,380,000	1,424,335
5% 8/1/23	630,000	679,747
Series 2015 D1:
0.25% 10/15/22	500,000	499,898
0.4% 10/15/23	650,000	650,460
0.55% 10/15/24	300,000	299,936
0.75% 10/15/25	250,000	250,590
Series 2015 MI:
5% 12/1/22	600,000	628,886
5% 12/1/24	100,000	113,568
Series 2016:
5% 11/15/22	715,000	747,133
5% 11/15/23	225,000	245,249
Series 2020 A:
4% 6/1/22	1,000,000	1,018,180
5% 6/1/24	1,000,000	1,113,397
Michigan Gen. Oblig. Series 2016:
5% 3/15/22	50,000	50,678
5% 3/15/23	85,000	90,062
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	330,000	338,868
Series 2010 F1, 4%, tender 6/1/23 (a)	200,000	211,154
Series 2008 C, 5% 12/1/21	500,000	500,000
Series 2012 A, 5% 6/1/23	200,000	204,641
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (a)(b)	150,000	149,526
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2019, 4% 11/15/22	730,000	749,655
Northern Michigan Univ. Revs. Series 2018 A, 5% 12/1/22	700,000	732,907
Novi Cmnty. School District Series I, 4% 5/1/23	550,000	579,195
Oakland Univ. Rev. Series 2016, 5% 3/1/22	385,000	389,531
Portage Pub. Schools Series 2016:
5% 5/1/23	45,000	47,997
5% 11/1/23	30,000	32,673
5% 5/1/24	40,000	44,355
5% 11/1/24	45,000	50,849
5% 5/1/25	25,000	28,748
5% 11/1/25	25,000	29,224
5% 11/1/28	20,000	23,769
Rockford Pub. Schools Gen. Oblig. Series 2019 I, 4% 5/1/22	285,000	289,439
Roseville Cmnty. Schools Series 2014, 5% 5/1/23	300,000	320,023
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23	345,000	372,919
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/22	455,000	467,522
5% 7/1/23	250,000	268,375
Warren Consolidated School District Series 2019, 4% 5/1/23	230,000	241,873
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4.125% 12/1/22 (FSA Insured) (b)	530,000	531,606
5% 12/1/21 (b)	8,505,000	8,505,000
5% 12/1/22 (b)	250,000	252,392
Series 2012 B, 5% 12/1/22 (b)	485,000	507,999
Series 2017 B, 5% 12/1/21 (b)	300,000	300,000
Wayne State Univ. Revs. Series 2013 A, 4% 11/15/23	350,000	374,269
Wayne-Westland Cmnty. Schools Series 2019, 5% 11/1/24	335,000	379,063

TOTAL MICHIGAN		50,029,618

Minnesota - 0.2%
Central Muni. Pwr. Agcy. Rev. Series 2021:
5% 1/1/23 (FSA Insured)	330,000	346,703
5% 1/1/25 (FSA Insured)	265,000	301,157
Maple Grove Health Care Sys. Rev. Series 2017:
4% 5/1/22	110,000	111,639
5% 5/1/23	110,000	117,018
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/23	355,000	387,095
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	20,000	20,078
5% 1/1/23	20,000	21,039
Series 2014 B:
5% 1/1/22 (b)	45,000	45,172
5% 1/1/23 (b)	20,000	21,015
Series 2016 B:
4% 1/1/23	300,000	312,351
5% 1/1/22	1,085,000	1,089,257
Series 2016 C, 5% 1/1/22	485,000	486,903
Series 2016, 5% 1/1/25	620,000	705,207
Series 2019 B, 5% 1/1/22 (b)	3,000,000	3,011,497
Series 2019 C, 5% 1/1/26	380,000	445,896
Minnesota Hsg. Fin. Agcy.:
Bonds Series 2018 D, SIFMA Municipal Swap Index + 0.430% 0.48%, tender 7/3/23 (a)(c)	2,955,000	2,960,410
Series 2021 A:
0.25% 1/1/22 (b)	200,000	199,997
0.3% 7/1/22 (b)	200,000	199,974
0.4% 1/1/23 (b)	200,000	199,969
0.5% 7/1/23 (b)	200,000	199,958
0.625% 1/1/24 (b)	395,000	394,948
Series H:
0.55% 1/1/23 (b)	185,000	185,210
0.65% 1/1/24 (b)	190,000	190,152
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	65,000	71,419
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	25,000	25,095
5% 1/1/23	250,000	262,458
5% 1/1/24	35,000	38,255
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 1994 A, 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	290,000	286,103
Series 2015 A, 3% 1/1/23	250,000	256,879
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	20,000	20,078
5% 1/1/23	65,000	68,297
5% 1/1/24	20,000	21,912

TOTAL MINNESOTA		13,003,141

Mississippi - 0.1%
Jackson Gen. Oblig. Series 2021:
5% 3/1/22	325,000	328,693
5% 3/1/23	325,000	343,030
5% 3/1/24	500,000	550,863
Mississippi Dev. Bank Spl. Oblig. (Jackson Mississippi Sales Tax Rev. Infrastructure Proj.) Series 2020, 5% 9/1/24	740,000	827,777
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/22	350,000	351,330
Bonds Series 2020 A2, 0.2%, tender 9/1/22 (a)	4,500,000	4,497,260
Series I, 5% 10/1/22	420,000	436,590

TOTAL MISSISSIPPI		7,335,543

Missouri - 0.5%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/22	15,000	15,159
5% 3/1/23	20,000	21,053
5% 3/1/24	15,000	16,374
5% 3/1/25	15,000	16,928
5% 3/1/26	20,000	23,235
Missouri Health & Edl. Facilities Rev.:
Bonds Series 2021 B, 4%, tender 5/1/26 (a)	9,000,000	10,347,423
Series 2014 A, 5% 6/1/24	1,710,000	1,907,701
Series 2020:
5% 11/15/22	660,000	689,661
5% 11/15/23	815,000	887,344
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	65,000	71,345
Missouri State Pub. Util. Commn Rev. Series 2020, 0.5% 3/1/22	5,000,000	5,000,912
Ozarks Technical Cmnty. College Series 2021:
5% 3/1/23	225,000	237,918
5% 3/1/25	225,000	256,399
Saint Louis Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (FSA Insured)	1,175,000	1,207,617
5% 7/1/23 (FSA Insured)	1,160,000	1,246,026
Series 2017 B:
5% 7/1/22 (FSA Insured) (b)	500,000	513,612
5% 7/1/24 (FSA Insured) (b)	250,000	277,966
Series 2019 B:
5% 7/1/22 (b)	365,000	374,937
5% 7/1/23 (b)	385,000	412,979
5% 7/1/24 (b)	400,000	444,746
5% 7/1/25 (b)	420,000	482,436
Series 2019 C, 5% 7/1/25	660,000	763,184

TOTAL MISSOURI		25,214,955

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	30,000	33,453
Series A1, 3.5% 6/1/50	445,000	483,440
Montana Facility Fin. Auth. Rev. Series 2019 A, 5% 1/1/22	430,000	431,669

TOTAL MONTANA		948,562

Nebraska - 0.3%
Central Plains Energy Proj. Gas Supply:
Bonds Series 2019, 4%, tender 8/1/25 (a)	1,170,000	1,307,938
Series 2019:
4% 2/1/22	1,465,000	1,474,089
4% 8/1/23	580,000	615,173
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020, 5% 11/15/22	130,000	135,842
Gretna Ctfs. Prtn. Series 2021, 4% 12/15/25	2,620,000	2,884,396
Lincoln Arpt. Auth. Series 2021, 5% 7/1/23 (b)	725,000	778,646
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (b)	135,000	146,721
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (a)	5,800,000	5,815,347
Series 2012 A, 4% 1/1/22	200,000	200,624
Series 2016 C, 5% 1/1/25	200,000	227,420
Series B, 5% 1/1/23	250,000	262,877
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/25	200,000	228,492

TOTAL NEBRASKA		14,077,565

Nevada - 1.0%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (b)	360,000	369,758
Series 2019 A, 5% 7/1/23	200,000	214,799
Series 2019 D, 5% 7/1/22	10,000,000	10,276,998
Series 2021 B:
5% 7/1/22 (b)	1,510,000	1,551,647
5% 7/1/23 (b)	2,500,000	2,679,622
5% 7/1/24 (b)	2,145,000	2,384,949
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
(Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/22 (b)	2,665,000	2,737,233
Series 2019 E:
5% 7/1/22	480,000	493,296
5% 7/1/24	575,000	642,943
5% 7/1/25	100,000	115,904
Clark County School District:
Series 2015 C, 5% 6/15/22	500,000	512,880
Series 2016 A:
5% 6/15/23	255,000	273,275
5% 6/15/24	685,000	762,221
Series 2017 A, 5% 6/15/22	710,000	728,212
Series 2017 C:
5% 6/15/22	3,300,000	3,385,009
5% 6/15/24	200,000	222,546
Series 2017 D:
5% 6/15/24	400,000	419,005
5% 6/15/25	350,000	366,330
Series 2018 A:
5% 6/15/23	435,000	466,174
5% 6/15/24	630,000	701,021
5% 6/15/25	315,000	363,106
Series 2020 A:
3% 6/15/22	500,000	507,524
3% 6/15/23 (FSA Insured)	450,000	468,469
Las Vegas Convention & Visitors Auth. Series 2021:
5% 7/1/23	1,000,000	1,072,179
5% 7/1/24	1,000,000	1,114,050
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2015 B, 5% 12/1/21	600,000	600,000
Nevada Dept. of Bus. & Industry Bonds:
(Brightline West Passenger Rail Proj.) Series 2020 A, 0.25%, tender 2/1/22 (a)(b)(d)	2,500,000	2,500,040
(Republic Svcs., Inc. Proj.) Series 2001, 0.25%, tender 12/1/21 (a)(b)(d)	3,600,000	3,600,000
Nevada Gen. Oblig.:
Series 2013 D1, 5% 3/1/24	60,000	63,515
Series 2013 F1, 5% 3/1/25	250,000	264,483
Nevada Hsg. Division Bonds Series 2020, 0.3%, tender 10/1/22 (a)	4,220,000	4,221,026
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (a)	1,460,000	1,478,782
Washoe County Gas Facilities Rev. Bonds:
(Sierra Pacific Pwr. Co. Proj.) Series 2016 C, 0.625%, tender 4/15/22 (a)(b)	1,590,000	1,590,672
Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	8,400,000	8,447,658
Series 2016, 2.05%, tender 4/15/22 (a)(b)	1,210,000	1,216,865

TOTAL NEVADA		56,812,191

New Hampshire - 0.1%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/25	1,140,000	1,318,988
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2018 A, 0.425%, tender 7/1/24 (a)(b)	5,000,000	4,998,602
Series 2019 A2, 2.15%, tender 7/1/24 (a)(b)	555,000	573,590
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A, 5% 1/1/24 (Escrowed to Maturity) (b)	260,000	283,797
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012, 5% 7/1/27	120,000	122,762
Series 2016, 5% 10/1/23	425,000	460,146

TOTAL NEW HAMPSHIRE		7,757,885

New Jersey - 2.8%
Burlington County Bridge Commission Lease Rev. (Governmental Leasing Prog.) Series 2021:
4% 4/1/23	715,000	750,504
4% 4/1/24	425,000	460,846
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/22	55,000	55,508
5% 2/15/23	70,000	73,775
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 0% 11/1/22 (FSA Insured)	680,000	676,219
Gloucester County Impt. Auth. Rev. Series 2021, 0.6% 3/1/24	2,400,000	2,400,319
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/22	225,000	231,984
New Brunswick Parking Auth. Rev. Series 2020 B:
5% 9/1/23	675,000	726,540
5% 9/1/25	850,000	986,908
New Jersey Econ. Dev. Auth. Series QQQ:
5% 6/15/22	400,000	410,063
5% 6/15/23	420,000	449,292
5% 6/15/24	300,000	332,929
5% 6/15/25	385,000	442,151
5% 6/15/26	555,000	657,263
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 A, 4% 7/1/22	1,400,000	1,429,336
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	515,000	579,361
(New Jersey Transit Corp. Projs.) Series 2017 B, 5% 11/1/22	1,900,000	1,981,233
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	20,000	20,285
5% 6/1/23 (FSA Insured)	25,000	26,705
5% 6/1/24 (FSA Insured)	20,000	22,222
(The Goethals Bridge Replacement Proj.) Series 2013, 5% 1/1/24 (b)	350,000	383,545
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	326,281
Series 2005, 5.25% 12/15/21	1,720,000	1,723,116
Series 2012 II:
5% 3/1/22	135,000	136,575
5% 3/1/23	835,000	844,453
5% 3/1/27 (Pre-Refunded to 3/1/22 @ 100)	240,000	242,879
Series 2012:
5% 6/15/22	315,000	322,907
5% 6/15/22 (Assured Guaranty Corp. Insured)	900,000	923,085
Series 2013:
5% 3/1/23	5,045,000	5,332,701
5% 3/1/24	480,000	507,005
5% 3/1/25	355,000	374,927
Series 2014 UU, 5% 6/15/24	400,000	443,905
Series 2015 XX:
4% 6/15/24	545,000	591,131
5% 6/15/23	75,000	80,231
Series 2017 DDD, 5% 6/15/22	220,000	225,546
Series 2019:
5.25% 9/1/22 (d)	5,550,000	5,746,687
5.25% 9/1/23 (d)	5,000,000	5,416,284
5.25% 9/1/24 (d)	2,100,000	2,362,695
Series UU, 3.1% 6/15/23	575,000	598,395
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(New Jersey-American Wtr. Co., Inc. Proj.):
Series 2020 C, 1.15% 6/1/23 (b)	2,500,000	2,524,760
Series 2020 E, 0.85% 12/1/25 (b)	1,600,000	1,599,126
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (a)(b)	2,000,000	2,015,607
New Jersey Edl. Facility:
Series 2015 C, 5% 7/1/22	240,000	246,320
Series 2016 A:
5% 7/1/22	140,000	143,603
5% 7/1/23	75,000	80,142
5% 7/1/24	175,000	193,814
Series 2016 E, 5% 7/1/22	625,000	641,643
New Jersey Gen. Oblig.:
Series 2013, 5% 6/1/23	580,000	619,558
Series 2014:
5% 6/1/22	400,000	409,237
5% 6/1/24	385,000	428,184
Series 2020 A:
4% 6/1/23	24,320,000	25,616,127
5% 6/1/24	1,530,000	1,701,616
5% 6/1/25	2,330,000	2,684,178
Series 2021, 2% 6/1/25	840,000	880,606
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/22	400,000	411,318
Series 2012 A, 5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	1,310,000	1,346,365
Series 2013, 5% 7/1/22	325,000	334,196
Series 2016 A:
2% 7/1/22	250,000	252,459
5% 7/1/22	5,000	5,130
5% 7/1/22	300,000	308,489
5% 7/1/23	15,000	16,041
5% 7/1/24	25,000	27,940
5% 7/1/24	20,000	22,205
5% 7/1/24	10,000	11,102
5% 7/1/25	10,000	11,483
5% 7/1/26	5,000	5,915
5% 7/1/27	5,000	5,905
Series 2016, 5% 7/1/22	460,000	473,016
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1, 5% 12/1/22 (b)	500,000	522,733
Series 2013, 5% 12/1/21 (b)	1,500,000	1,500,000
Series 2015 1A:
5% 12/1/21 (b)	4,650,000	4,650,000
5% 12/1/22 (b)	200,000	209,196
Series 2016 1A:
5% 12/1/22 (b)	1,400,000	1,465,092
5% 12/1/23 (b)	1,400,000	1,526,678
5% 12/1/24 (b)	1,430,000	1,619,904
Series 2017 1A:
5% 12/1/22 (b)	215,000	224,775
5% 12/1/23 (b)	4,195,000	4,567,545
Series 2017 1B, 5% 12/1/21 (b)	190,000	190,000
Series 2018 B, 5% 12/1/21 (b)	835,000	835,000
Series 2019 A:
5% 12/1/22	245,000	256,391
5% 12/1/23	4,260,000	4,645,463
5% 12/1/24	260,000	293,863
Series 2020 A, 5% 12/1/23 (b)	1,500,000	1,632,268
Series 2020:
5% 12/1/22 (b)	1,600,000	1,672,745
5% 12/1/22 (b)	1,360,000	1,421,833
5% 12/1/23 (b)	945,000	1,028,329
5% 12/1/24 (b)	675,000	761,837
Series 2021 A:
5% 12/1/23 (b)	200,000	217,552
5% 12/1/24 (b)	330,000	371,928
5% 12/1/25 (b)	700,000	811,418
Series 2021 B, 5% 12/1/24 (b)	570,000	642,422
New Jersey Hsg. & Mtg. Fin. Agcy. Bonds Series 2020 A, 0.75%, tender 6/1/22 (a)	2,000,000	2,004,095
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D:
4% 10/1/22 (b)	1,340,000	1,377,496
4% 4/1/23 (b)	115,000	119,971
4% 10/1/23 (b)	125,000	132,235
4% 4/1/25 (b)	150,000	164,185
Series 2021 H:
0.2% 4/1/23	235,000	234,505
0.35% 4/1/24	775,000	771,554
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/22	2,580,000	2,639,395
5% 6/1/23	1,080,000	1,153,534
5% 6/1/25	825,000	947,998
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25	350,000	404,377
Series 2012 B, 5% 1/1/22 (Escrowed to Maturity)	520,000	522,046
New Jersey Trans. Trust Fund Auth.:
Series 2005 B:
5.25% 12/15/22 (AMBAC Insured)	5,365,000	5,638,356
5.25% 12/15/23	470,000	515,898
Series 2006 A:
5.25% 12/15/21	2,000,000	2,003,624
5.25% 12/15/21 (FSA Insured)	645,000	646,176
5.25% 12/15/22	1,160,000	1,219,104
5.25% 12/15/23 (FSA Insured)	500,000	549,365
5.5% 12/15/21	1,900,000	1,903,614
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	465,000	465,842
Series 2010 D, 5.25% 12/15/23	555,000	609,199
Series 2013 AA:
5% 6/15/22	215,000	220,420
5% 6/15/23	785,000	839,748
Series 2016 A:
5% 6/15/22	2,720,000	2,788,724
5% 6/15/27	90,000	106,512
Series 2016 A-2, 5% 6/15/23	1,205,000	1,289,618
Series 2018 A:
5% 6/15/22	4,475,000	4,588,065
5% 6/15/23	445,000	476,249
5% 6/15/24	755,000	839,707
Series 2022 AA:
5% 6/15/23 (e)	150,000	157,391
5% 6/15/24 (e)	330,000	360,506
5% 6/15/25 (e)	2,000,000	2,255,834
Series A:
5% 12/15/23	365,000	398,796
5% 12/15/24	210,000	237,250
5% 12/15/25	200,000	233,274
Series D, 5% 12/15/23	480,000	524,444
Newark Gen. Oblig. Series 2020:
5% 10/1/22	900,000	933,010
5% 10/1/22	650,000	672,733
Rutgers State Univ. Rev.:
Series 2013 J, 5% 5/1/23	275,000	293,031
Series 2018 N, 4% 5/1/23	370,000	389,153
Series Q:
5% 5/1/22	80,000	81,577
5% 5/1/23	65,000	69,281
The Board of Ed. of Newark Series 2021:
5% 7/15/22	125,000	128,693
5% 7/15/25 (Build America Mutual Assurance Insured)	250,000	288,288
5% 7/15/26 (Build America Mutual Assurance Insured)	300,000	355,910
Union County Gen. Oblig. Series 2020, 0.5% 3/1/22	1,700,000	1,700,905

TOTAL NEW JERSEY		157,630,536

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	450,000	491,923
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (a)	1,000,000	1,144,074
Series 2019 A:
4% 5/1/22	140,000	142,163
4% 5/1/23	980,000	1,030,445
4% 11/1/23	645,000	689,274
4% 11/1/24	250,000	275,347
4% 5/1/25	960,000	1,068,318
Santa Fe Pub. School District Gen. Oblig. Series 2021:
4% 8/1/22	500,000	512,611
4% 8/1/23	450,000	477,677

TOTAL NEW MEXICO		5,831,832

New York - 3.7%
Albany County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 12/15/21 (b)	500,000	500,861
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	10,000	10,272
5% 7/1/24	40,000	44,573
East Ramapo Central School District Series 2021, 1.25% 5/5/22	1,250,000	1,254,253
Hempstead Local Dev. Corp. Rev. (Adelphi Univ. Proj.) Series 2021:
5% 6/1/22	200,000	204,619
5% 6/1/23	400,000	427,281
5% 6/1/24	940,000	1,038,252
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/24	1,280,000	1,411,921
5% 2/15/25	805,000	923,143
5% 2/15/26	1,545,000	1,834,643
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (a)	1,055,000	1,081,710
Series 2020 B, 0.85%, tender 9/1/25 (a)	11,560,000	11,560,101
Series 2021 B, 1.5%, tender 9/1/26 (a)	470,000	481,877
Monroe County Indl. Dev. Corp.:
(The Rochester Gen. Hosp. Proj.) Series 2017, 5% 12/1/26	350,000	419,832
Series 2020 A, 5% 7/1/23	300,000	322,596
Nassau County Local Econ. Assistance Corp. Multifamily Hsg. Rev. Bonds (Park Lake Hempstead, L.P. Proj.) Series 2021, 0.3%, tender 11/1/23 (a)	5,190,000	5,177,529
New York Bridge Auth. Gen. Rev. Series 2021 B:
5% 1/1/23	1,025,000	1,076,650
5% 1/1/24	1,100,000	1,205,907
5% 1/1/25	1,315,000	1,497,024
New York City Edl. Construction Fund Series 2021 A, 5% 4/1/22	1,080,000	1,097,054
New York City Gen. Oblig.:
Bonds Series D, 5%, tender 2/1/24 (a)	900,000	966,911
Series 1, 5% 8/1/23	405,000	436,980
Series 2006, 0.23%, tender 6/1/36 (FSA Insured) (a)	1,000,000	1,000,000
Series 2007 A, 0.2%, tender 8/1/26 (FSA Insured) (a)	800,000	800,000
Series 2007 C-4, 0.2%, tender 1/1/32 (FSA Insured) (a)	225,000	225,000
Series 2007, 0.15%, tender 12/7/21 (FSA Insured) (a)	3,550,000	3,550,000
Series 2008 A-3, 0.3%, tender 8/1/26 (FSA Insured) (a)	3,175,000	3,175,000
Series 2008 C-4, 0.2%, tender 10/1/27 (a)	2,550,000	2,550,000
Series 2008 J3, 5% 8/1/22	550,000	567,707
Series 2012 D1, 5% 10/1/26	440,000	441,748
Series 2012 E, 5% 8/1/24	365,000	367,948
Series 2013 D, 5% 8/1/23	1,605,000	1,693,704
Series 2013 I, 5% 8/1/23	200,000	215,793
Series 2014 J, 5% 8/1/25	410,000	460,037
Series 2015 A, 5% 8/1/23	570,000	615,009
Series 2016 B, 5% 8/1/22	300,000	309,659
Series 2016 E, 5% 8/1/24	840,000	942,992
Series 2016:
5% 8/1/22	1,405,000	1,450,234
5% 8/1/26	5,885,000	6,958,134
Series 2017 C, 5% 8/1/23	120,000	129,476
Series 2017, 5% 8/1/23	1,105,000	1,192,255
Series 2018 A:
5% 8/1/23	200,000	215,793
5% 8/1/24	150,000	168,391
Series 2018, 5% 8/1/22	540,000	557,385
Series 2021 F1, 5% 3/1/23	85,000	90,079
Series A:
4% 8/1/23	995,000	1,057,057
5% 8/1/22	440,000	454,166
5% 8/1/23	100,000	107,896
5% 8/1/25	570,000	639,563
Series A1, 5% 10/1/22	350,000	364,065
Series C:
5% 8/1/23	300,000	323,689
5% 8/1/23	5,040,000	5,437,978
5% 8/1/26	220,000	264,123
Series D, 5% 8/1/25	710,000	748,717
Series E, 5% 8/1/22	590,000	608,995
Series F1:
5% 3/1/27	325,000	343,913
5% 3/1/37 (Pre-Refunded to 3/1/23 @ 100)	405,000	429,198
Series H3, 5% 8/1/23	475,000	512,508
Series I1, 5% 3/1/27	200,000	220,203
Series J4, 5% 8/1/24	2,100,000	2,357,480
New York City Health & Hosp. Corp. Rev. Series A, 4% 2/15/25	1,440,000	1,600,181
New York City Hsg. Dev. Corp. Series G1, 2.35% 11/1/23	450,000	465,258
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (a)	2,710,000	2,715,893
Series 2021 H, 0.12%, tender 3/15/22 (a)	950,000	948,736
Series 2021, 0.6%, tender 7/1/25 (a)	430,000	426,946
Series A3, 1.125%, tender 11/1/24 (a)	2,000,000	2,005,150
Series 2017 C3A, 0.2% 5/1/22	2,390,000	2,389,679
New York City Indl. Dev. Agcy. Rev. Series 2021 A, 5% 1/1/25 (FSA Insured)	1,000,000	1,136,772
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series AA, 4% 6/15/24	845,000	922,812
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2016 S 1:
5% 7/15/24	70,000	78,395
5% 7/15/24 (Escrowed to Maturity)	305,000	341,383
Series 2018 S1, 5% 7/15/25 (Escrowed to Maturity)	370,000	430,493
Series S1, 5% 7/15/23 (Escrowed to Maturity)	600,000	646,199
New York City Transitional Fin. Auth. Rev.:
Series 1:
5% 11/1/22	400,000	417,555
5% 11/1/22	215,000	224,436
Series 2013 E, 2% 11/1/23	230,000	233,595
Series 2014 D1, 5% 2/1/27	350,000	383,787
Series 2014, 5% 11/1/26	750,000	831,273
Series 2015 C, 5% 11/1/22	370,000	386,238
Series 2015 D, 5% 11/1/26	525,000	615,481
Series A1:
5% 5/1/23	300,000	320,156
5% 8/1/24	250,000	280,297
Series A3, 5% 8/1/23	1,045,000	1,127,152
Series B1:
5% 8/1/22	350,000	361,244
5% 8/1/24	545,000	611,048
Series C1, 3% 5/1/22	320,000	323,809
New York Convention Ctr. Dev. Corp. Rev. Series 2015, 5% 11/15/22	755,000	788,559
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2012 A, 4% 12/15/22 (Escrowed to Maturity)	325,000	337,858
Series 2014 A:
5% 2/15/22	695,000	701,899
5% 2/15/26	865,000	951,328
Series 2014 E, 5% 2/15/26	300,000	342,995
Series 2015 E, 5% 3/15/23 (Escrowed to Maturity)	300,000	318,483
Series 2016 D:
5% 2/15/23 (Escrowed to Maturity)	665,000	703,387
5% 2/15/25 (Escrowed to Maturity)	855,000	980,352
New York Dorm. Auth. Rev.:
Series 1, 5% 7/1/22 (Pre-Refunded to 1/1/22 @ 100)	400,000	401,569
Series 2015 A:
5% 5/1/23	510,000	543,363
5% 7/1/24	275,000	307,645
Series 2015, 5% 12/1/22 (d)	700,000	732,042
Series 2021 A:
4% 10/1/22	2,875,000	2,966,437
5% 7/1/24	1,410,000	1,574,285
New York Dorm. Auth. Sales Tax Rev.:
Series 2015 A, 5% 3/15/24	250,000	276,717
Series 2017 A, 5% 3/15/24	445,000	492,556
Series 2018 C, 5% 3/15/24	600,000	664,120
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 A, SIFMA Municipal Swap Index + 0.450% 0.5%, tender 12/2/21 (a)(c)	1,160,000	1,161,340
Series 2012 A, 5% 11/15/22	225,000	235,314
Series 2016 A:
4% 11/15/25	350,000	397,478
5% 11/15/22	400,000	418,336
Series 2016 B1, 5% 11/15/25	255,000	299,553
Series 2017 B2, 5% 11/15/24	365,000	414,373
Series 2021 B1, 3% 11/1/22	3,000,000	3,077,220
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2005 D1, U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.364%, tender 4/1/24 (a)(c)	5,700,000	5,670,233
Series 2011 B, 1 month U.S. LIBOR + 0.550% 0.608%, tender 12/4/21 (a)(c)	1,745,000	1,749,376
Series 2012 B, 5% 11/15/22	45,000	46,996
Series 2012 F:
5% 11/15/22	1,000,000	1,044,348
5% 11/15/23	985,000	1,029,234
Series 2014 C, 5% 11/15/22	255,000	266,309
Series 2015 A1, 5% 11/15/22	700,000	731,043
Series 2015 F, 5% 11/15/22	855,000	892,917
Series 2016 B, 5% 11/15/23	765,000	832,662
Series 2017 B:
5% 11/15/22	1,605,000	1,676,178
5% 11/15/23	780,000	848,989
Series 2017 D, 5% 11/15/23	420,000	457,148
Series 2019 F, 5% 11/15/22	250,000	261,052
Series 2020 A:
4% 2/1/22	6,700,000	6,740,749
5% 2/1/23	7,880,000	8,300,443
New York St Mtg. Agcy. Homeowner:
Series 186, 3.4% 4/1/22 (b)	1,160,000	1,170,750
Series 2014 189, 2.85% 10/1/22 (b)	500,000	509,362
Series 212:
2.4% 4/1/22 (b)	1,130,000	1,136,936
2.5% 10/1/22 (b)	1,160,000	1,178,361
Series 214, 2.9% 10/1/22 (b)	805,000	819,864
New York State Dorm. Auth.:
Series 2012 A:
5% 12/15/21	540,000	540,956
5% 12/15/23	415,000	435,662
5% 12/15/23 (Pre-Refunded to 12/15/22 @ 100)	345,000	362,034
Series 2017 A:
5% 2/15/22	935,000	944,281
5% 2/15/23	555,000	587,076
5% 2/15/23 (Escrowed to Maturity)	1,925,000	2,034,917
5% 2/15/25	195,000	223,522
5% 2/15/25 (Escrowed to Maturity)	440,000	503,750
Series 2017 B:
5% 2/15/23	210,000	222,137
5% 2/15/23 (Escrowed to Maturity)	455,000	480,980
Series 2018 A, 5% 3/15/25 (Escrowed to Maturity)	200,000	230,006
Series 2019 D, 5% 2/15/23	390,000	412,540
Series 2020 A, 5% 3/15/23 (Escrowed to Maturity)	250,000	265,403
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 0.5%, tender 12/3/21 (AMBAC Insured) (a)	300,000	300,000
New York State Hsg. Fin. Agcy. Rev.:
Bonds Series 2021 D2, 0.65%, tender 11/1/25 (a)	405,000	403,075
Series J, 0.75% 5/1/25	360,000	360,561
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 4/1/24 (b)	1,110,000	1,223,884
Series 221, 3.5% 10/1/32 (b)	60,000	64,673
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/22 (b)	1,500,000	1,505,509
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/22 (b)	475,000	495,767
5% 12/1/23 (b)	675,000	731,561
5% 12/1/25 (b)	1,100,000	1,268,531
Series 2020 C:
5% 12/1/22	2,355,000	2,459,410
5% 12/1/23	1,000,000	1,085,671
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 4% 3/15/23	250,000	262,213
Series 2013 D, 5% 3/15/24	355,000	376,805
Series 2014 A, 5% 3/15/26	340,000	375,236
Series 2015 A, 5% 3/15/24	590,000	651,765
Series 2016 A:
5% 3/15/23	640,000	679,482
5% 3/15/27	350,000	412,999
5% 3/15/29	420,000	494,431
Series 2017 A, 5% 3/15/23	200,000	212,338
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/22 (b)	700,000	711,006
5% 4/1/23 (b)	4,225,000	4,485,026
5% 4/1/24 (b)	2,885,000	3,174,622
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (b)	945,000	1,052,440
Poughkeepsie Gen. Oblig. Series 2021, 4% 4/15/23	270,000	281,315
Rockland County Gen. Oblig. Series 2014 A:
5% 3/1/22 (FSA Insured)	925,000	936,096
5% 3/1/23 (FSA Insured)	275,000	291,395
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/22	420,000	421,648
Suffolk County Gen. Oblig. Series 2014, 5% 2/1/22 (FSA Insured)	300,000	302,347
Syracuse Reg'l. Arpt. Auth. Series 2021, 5% 7/1/23 (b)	750,000	803,639
Triborough Bridge & Tunnel Auth. Bonds:
Series 2021 A2:
2%, tender 5/15/24 (a)	6,000,000	6,218,734
2%, tender 5/15/26 (a)	1,285,000	1,360,684
Series 2021 B, 5%, tender 5/15/26 (a)	5,000,000	5,941,992
Series 2021 C, 5%, tender 5/15/26 (a)	4,200,000	4,989,240
Triborough Bridge & Tunnel Auth. Revs.:
Bonds Series 2005 B 4A, U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.414%, tender 2/1/24 (a)(c)	2,000,000	2,001,810
Series 2013 A, 5% 11/15/26	400,000	426,680
Series 2016 A, 5% 11/15/23	400,000	436,575
Yonkers Gen. Oblig.:
Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	55,000	57,163
Series 2021 A:
4% 2/15/24	250,000	268,617
5% 2/15/26 (FSA Insured)	400,000	470,238
Series 2021 B:
4% 2/15/24	290,000	311,662
5% 2/15/26	320,000	376,336

TOTAL NEW YORK		205,120,451

New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey:
Series 173, 4% 12/1/21	675,000	675,000
Series 188, 5% 5/1/23 (b)	200,000	213,025
Series 189, 5% 5/1/23	200,000	213,290
Series 2013 178, 5% 12/1/25 (b)	975,000	1,060,158
Series 2013:
5% 12/1/22	275,000	288,098
5% 12/1/23	725,000	792,735
5% 12/1/24 (b)	250,000	272,411
Series 2015 188, 5% 5/1/22 (b)	370,000	377,245
Series 2018, 5% 9/15/22 (b)	4,105,000	4,256,891
Series 202, 5% 10/15/22 (b)	4,435,000	4,616,296
Series 2020 221, 5% 7/15/24 (b)	605,000	675,311
Series 2022 209, 5% 7/15/22	300,000	309,035
Series 207:
5% 9/15/23 (b)	2,095,000	2,265,785
5% 9/15/24 (b)	430,000	482,949
Series 223:
5% 7/15/22 (b)	2,500,000	2,573,062
5% 7/15/23 (b)	3,275,000	3,518,067
5% 7/15/24 (b)	1,250,000	1,395,271

TOTAL NEW YORK AND NEW JERSEY		23,984,629

North Carolina - 0.5%
Charlotte Int'l. Arpt. Rev.:
Series 2014 A, 5% 7/1/25	560,000	625,863
Series 2017 B, 5% 7/1/25 (b)	100,000	115,057
Series 2019 B, 5% 7/1/22 (b)	400,000	411,128
Series 2021 B:
5% 7/1/22 (b)	270,000	277,511
5% 7/1/24 (b)	2,000,000	2,223,729
5% 7/1/25 (b)	1,345,000	1,547,518
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Bonds:
Series 2018 E, 0.8%, tender 10/31/25 (a)	1,500,000	1,500,375
Series 2021 B, 5%, tender 12/2/24 (a)	2,360,000	2,677,429
Series 2016 A, 5% 1/15/22	1,650,000	1,659,534
Columbus County Indl. Facilities And Poll. Cont. Fing. Auth. Rev. Bonds Series 2019 C, 2.1%, tender 10/1/24 (a)(b)	2,000,000	2,082,966
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/26 (Escrowed to Maturity)	290,000	348,234
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021, 3% 5/1/22	225,000	227,480
North Carolina Grant Anticipation Rev.:
Series 2017:
5% 3/1/22	425,000	430,109
5% 3/1/23	450,000	476,712
Series 2019, 5% 3/1/25	335,000	384,083
Series 2021, 5% 3/1/25	1,250,000	1,433,145
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	2,490,000	2,731,892
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 B, 2.2%, tender 12/1/22 (a)	1,420,000	1,432,914
Series 2012 B, 4% 12/1/21	200,000	200,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A:
5% 1/1/23	385,000	404,659
5% 1/1/25	200,000	227,091
Series 2015 B, 5% 1/1/23	425,000	446,701
Series 2015 E:
5% 1/1/22	680,000	682,617
5% 1/1/23	35,000	36,787
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2017, 5% 1/1/22	1,100,000	1,104,179
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2015 B, 5% 5/1/22 (b)	750,000	764,909
Series 2017 A:
5% 5/1/22 (b)	400,000	407,951
5% 5/1/23 (b)	235,000	250,616
Series 2020 A, 5% 5/1/23 (b)	340,000	362,593

TOTAL NORTH CAROLINA		25,473,782

North Dakota - 0.1%
Cass County Joint Wtr. Resource District Series 2021 A, 0.48% 5/1/24	3,000,000	3,001,934
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev.:
Series 2012, 5% 11/15/24	830,000	847,617
Series 2016, 5% 11/15/24	45,000	50,512
Akron Gen. Oblig. Series 2020, 2% 12/1/21	850,000	850,000
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	985,000	1,004,204
Series 2017 A, 5% 8/1/22	5,300,000	5,466,652
Series 2020 A:
5% 12/1/21	1,410,000	1,410,000
5% 12/1/22	1,550,000	1,622,864
5% 12/1/23	1,000,000	1,091,534
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (a)	565,000	572,140
Series 2021 A, 5% 2/15/24	555,000	611,294
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/22 (FSA Insured)	200,000	200,776
5% 1/1/24 (FSA Insured)	25,000	27,385
5% 1/1/25 (FSA Insured)	395,000	449,285
5% 1/1/26 (FSA Insured)	10,000	11,351
Series 2018 A, 5% 1/1/26 (b)	290,000	338,122
Series 2019 B:
5% 1/1/22 (b)	650,000	652,443
5% 1/1/27 (b)	350,000	419,029
Dayton City School District Ctfs. Prtn. Series 2021:
3% 12/1/22	270,000	277,099
3% 12/1/24	165,000	176,449
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	45,000	45,889
5% 6/15/23	40,000	42,194
Franklin County Hosp. Facilities Rev.:
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (a)	1,385,000	1,476,124
Series 2013, 5% 5/15/22 (Escrowed to Maturity)	415,000	423,909
Series 2016 C, 5% 11/1/23	60,000	65,358
Franklin County Rev. Bonds Series 2013 OH, 0.1%, tender 2/1/22 (a)	1,000,000	1,000,000
Gahanna-Jefferson City School District (School Facilities Proj.) Series 2021:
2% 12/1/22	425,000	432,591
2% 12/1/23	355,000	366,833
Gahanna-Jefferson School District Series 2021, 2% 12/1/21 (FSA Insured)	800,000	800,000
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/21	45,000	45,000
Hamilton County Healthcare Facilities Rev. Series 2012, 5.25% 6/1/26	115,000	117,588
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/24	770,000	862,878
5% 8/1/25	310,000	359,697
5% 8/1/26	535,000	640,118
Miami Univ. Series 2020 A, 5% 9/1/22	340,000	352,305
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/23	485,000	522,536
Ohio Gen. Oblig. Series 2021 A, 5% 3/1/23	800,000	847,592
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	585,000	612,862
(Xavier Univ. 2020 Proj.) Series 2020, 5% 5/1/24	490,000	540,975
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/22	35,000	35,136
5% 1/1/23	650,000	683,263
5% 1/1/24	40,000	43,851
5% 1/1/25	45,000	51,244
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	45,000	49,786
Series 2021 C, 3.25% 3/1/51	2,100,000	2,295,175
Ohio Spl. Oblig. Series 2020 A, 5% 2/1/22	185,000	186,472
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/22	25,000	25,236
5% 2/15/23	45,000	47,483
5% 2/15/24	35,000	38,412
5% 2/15/25	35,000	39,836
5% 2/15/26	405,000	475,932
Series 2019, 5% 2/15/29	900,000	1,046,182
Toledo Gen. Oblig. Series 2020:
3% 12/1/24	510,000	545,388
3% 12/1/24	425,000	455,146
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/24	300,000	328,160
5% 1/1/25	400,000	454,050
Univ. of Toledo Gen. Receipts Series 2013 C, 5% 6/1/22	260,000	265,885
Wright State Univ. Gen. Receipts Series 2021 A, 4% 5/1/22 (Build America Mutual Assurance Insured)	700,000	710,785

TOTAL OHIO		33,410,627

Oklahoma - 0.2%
Canadian Cny Edl. Facilities Auth. Series 2021, 3% 9/1/23	2,000,000	2,094,392
Cleveland County Edl. Facilities Auth. (Moore Pub. Schools Proj.) Series 2021:
4% 6/1/24	900,000	980,046
4% 6/1/25	295,000	330,084
Oklahoma County Fin. Auth. Edl. Facilities (Jones Pub. Schools Proj.) Series 2020, 4% 9/1/22	305,000	312,366
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 C, 0.13% 8/15/31 (a)	925,000	925,000
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/23	560,000	599,163
Series 2004 A, 2.375% 12/1/21 (a)	30,000	30,000
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 1/1/22	185,000	185,212
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	205,000	233,919
Tulsa County Independent School District #1 Series 2021 B, 0.25% 9/1/24	4,000,000	3,962,751
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Berryhill Pub. School Proj.) Series 2020:
4% 9/1/24	445,000	483,522
4% 9/1/25	690,000	768,026
Univ. of Oklahoma Gen. Rev.:
Series 2020 B, 4% 7/1/24	490,000	533,609
Series 2021 A, 5% 7/1/23 (FSA Insured) (e)	1,125,000	1,206,673

TOTAL OKLAHOMA		12,644,763

Oregon - 0.2%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(b)	2,970,000	3,003,374
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23(a)	770,000	794,528
Oregon Gen. Oblig. Series 2021 A, 5% 5/1/24	1,500,000	1,667,154
Port of Morrow Full Faith and Cr. Obligations Series 2021 D:
4% 12/1/22	135,000	139,686
4% 12/1/23	110,000	117,245
4% 12/1/24	150,000	164,149
4% 12/1/25	150,000	167,690
Port of Portland Arpt. Rev.:
Series 2015 23, 5% 7/1/23	275,000	295,394
Series 26 C:
5% 7/1/22 (b)	1,300,000	1,334,463
5% 7/1/23 (b)	2,000,000	2,141,391
5% 7/1/24 (b)	1,000,000	1,111,865

TOTAL OREGON		10,936,939

Pennsylvania - 2.4%
Allegheny County Hosp. Dev. Auth. Rev. Series 2021 B:
5% 10/15/23	950,000	1,032,014
5% 10/15/24	705,000	795,321
5% 10/15/25	740,000	863,788
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A, 4% 6/1/24	300,000	326,133
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.75%, tender 12/1/22 (a)(b)	1,700,000	1,737,143
Butler Area School District Series 2018, 5% 10/1/22	1,250,000	1,299,375
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series C, 3% 9/1/23	245,000	256,783
Coatesville Area School District Series 2017, 5% 8/1/23 (FSA Insured)	710,000	763,343
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/24	275,000	305,846
Series 2020 A, 5% 6/1/23	350,000	374,691
Cumberland County Muni. Auth. Rev. Bonds Series 2014 T1, 3.75%, tender 4/30/22 (a)	1,000,000	1,001,948
Delaware County Auth. Rev. Series 2015, 5% 8/1/22	475,000	489,936
Delaware County Auth. Univ. Rev. Series 2020:
4% 10/1/22	190,000	195,075
5% 10/1/23	240,000	257,331
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Bonds Series 2018 B, SIFMA Municipal Swap Index + 0.420% 0.47%, tender 12/2/21 (a)(c)	5,000,000	5,000,266
Geisinger Auth. Health Sys. Rev. Series 2020 A, 5% 4/1/22	6,075,000	6,171,753
Hollidaysburg Area School District Series 2020, 4% 7/15/22	500,000	511,584
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 4% 8/15/22	470,000	482,675
Laurel Highlands School District Series 2021:
4% 2/1/24	635,000	678,666
4% 2/1/25	345,000	378,520
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,405,000	2,428,434
Series B, 1.8%, tender 8/15/22 (a)	1,595,000	1,609,651
Monroeville Fin. Auth. UPMC Rev. Series 2012:
3% 2/15/23	340,000	346,446
5% 2/15/22	440,000	444,249
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	5,000	5,366
Series 2017, 3% 12/1/21	155,000	155,000
Series 2019:
5% 9/1/23	500,000	539,090
5% 9/1/26	1,250,000	1,485,782
Neshannock Township School District Gen. Oblig. Series 2021 B:
2% 9/1/22	115,000	116,491
2% 9/1/23	325,000	333,872
New Kensington-Arnold School District Series 2019 A, 4% 5/15/22	975,000	990,435
Northampton County Gen. Purp. College Rev. Series 2017, 5% 11/1/23	365,000	396,566
Octorara Area School District Chester and Lancaster Counties Series 2020, 4% 4/1/23	700,000	733,319
Parkland School District Series 2021 A, 3% 2/1/24	225,000	237,249
Pennsylvania Econ. Dev. Fing. Auth.:
(Philadelphia Biosolids Facility Proj.) Series 2020, 3% 1/1/22	360,000	360,686
Series 2017 A, 5% 11/15/23	225,000	245,018
Series 2020 A, 5% 4/15/22	500,000	508,782
Series 2021 A, 4% 10/15/23	425,000	453,780
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015, 5% 6/30/22 (b)	1,495,000	1,534,266
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 0.18%, tender 1/18/22 (a)(b)	7,550,000	7,550,011
Series 2019 B1, 0.18%, tender 1/15/22 (a)(b)	5,000,000	5,000,008
(Republic Svcs., Inc. Proj.) Series 2014, 0.23%, tender 1/3/22 (a)(b)	4,000,000	4,000,173
(Waste Mgmt., Inc. Proj.) Series 2013, 0.18%, tender 2/1/22 (a)(b)	12,000,000	11,999,995
(Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (a)	600,000	600,000
Series 2010 B, 0.2%, tender 1/3/22 (a)	300,000	300,019
Series 2017 A, 0.58%, tender 8/1/24 (a)(b)	500,000	498,419
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 0.45%, tender 6/3/24 (a)(b)(c)	1,365,000	1,365,128
Series 2011, 2.15%, tender 7/1/24 (a)(b)	775,000	803,687
Pennsylvania Gen. Oblig.:
Series 2012 1, 5% 6/1/22 (Escrowed to Maturity)	355,000	363,541
Series 2015 1:
5% 8/15/23	780,000	842,973
5% 3/15/25	425,000	487,482
Series 2016, 5% 1/15/22	290,000	291,686
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (AICUP Fing. Prog.-York College of Pennsylvania Proj.) Series 2014 T3, 3%, tender 4/30/22 (a)	1,470,000	1,480,436
Series 2014:
5% 12/1/21	5,000	5,000
5% 12/1/22	20,000	20,961
Series 2015, 5% 8/15/22	565,000	584,203
Series 2017, 5% 5/1/22	1,000,000	1,019,624
Pennsylvania Hsg. Fin. Agcy.:
Bonds:
Series 2018 127C, 0.634%, tender 10/1/23 (a)(c)	4,000,000	4,013,461
Series 2019, 1.4%, tender 1/1/23 (a)	4,500,000	4,544,834
Series 2021 134 B, 5% 10/1/23 (b)	1,000,000	1,080,779
Series 2021 135 B:
5% 4/1/22 (b)	390,000	396,132
5% 10/1/22 (b)	660,000	685,618
5% 4/1/23 (b)	660,000	700,163
5% 10/1/23 (b)	1,025,000	1,108,780
5% 4/1/24 (b)	600,000	660,233
5% 10/1/24 (b)	805,000	900,775
5% 4/1/25 (b)	180,000	204,731
Series 2021 137:
0.45% 10/1/23 (e)	325,000	324,781
5% 4/1/24 (e)	200,000	220,226
5% 4/1/25 (e)	200,000	228,120
5% 10/1/26 (e)	280,000	333,186
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/21	90,000	90,000
5% 12/1/21 (Escrowed to Maturity)	20,000	20,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016, 5% 6/1/22	200,000	204,741
Series 2021 B:
5% 12/1/22	800,000	837,855
5% 12/1/23	1,410,000	1,541,436
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/24 (b)	1,315,000	1,459,715
Series 2017 A, 5% 7/1/24	40,000	44,694
Series 2017 B:
5% 7/1/22 (b)	2,840,000	2,917,315
5% 7/1/23 (b)	3,280,000	3,518,369
5% 7/1/24 (b)	660,000	733,831
5% 7/1/25 (b)	440,000	506,251
Series 2020 C:
5% 7/1/22 (b)	2,750,000	2,824,865
5% 7/1/23 (b)	8,930,000	9,578,974
Series 2021:
5% 7/1/24 (b)	1,970,000	2,190,373
5% 7/1/25 (b)	3,925,000	4,515,992
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/24	535,000	585,652
Philadelphia Gas Works Rev.:
Series 14, 5% 10/1/22	390,000	405,305
Series 2017 15, 5% 8/1/22	480,000	495,093
Philadelphia School District:
Series 2019 A, 5% 9/1/23	185,000	200,039
Series 2021 A, 5% 9/1/22	850,000	880,370
Series 2021 B:
5% 9/1/22	1,000,000	1,035,730
5% 9/1/23	660,000	713,652
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2020, 4% 2/1/23 (FSA Insured)	1,775,000	1,849,488
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.640% 0.7%, tender 12/1/23 (FSA Insured) (a)(c)	4,000,000	4,028,686
Series 2019 A:
5% 9/1/23	270,000	291,751
5% 9/1/26 (FSA Insured)	625,000	748,036
Reading School District Series 2017:
5% 3/1/25 (FSA Insured)	5,000	5,682
5% 3/1/26 (FSA Insured)	5,000	5,861
5% 3/1/27 (FSA Insured)	5,000	6,029
5% 3/1/28 (FSA Insured)	5,000	6,048
Southcentral Pennsylvania Gen. Auth. Rev. Series 2021 TT2:
5% 5/1/24	210,000	232,007
5% 5/1/25	340,000	388,976
5% 5/1/26	320,000	377,392
Southeastern Pennsylvania Trans. Auth. Rev. Series 2020:
5% 6/1/22	1,000,000	1,024,110
5% 6/1/23	750,000	802,674
Township of East Vincent Gen. Oblig. Series 2021:
3% 12/1/23	200,000	210,234
3% 12/1/24	250,000	268,894
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/23	350,000	369,355
4% 7/1/24	450,000	488,959

TOTAL PENNSYLVANIA		134,866,272

Rhode Island - 0.1%
Rhode Island Comm Corp. Rev. Series 2016 A, 5% 6/15/24	1,010,000	1,127,122
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/22	295,000	301,084
5% 5/15/23	25,000	26,622
5% 5/15/24	160,000	177,104
5% 5/15/25	120,000	137,547
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	130,000	149,635
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	95,000	103,665
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/28 (b)	490,000	602,501
Series A, 4% 12/1/26 (b)	540,000	585,243
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/26	75,000	86,187
5% 6/1/27	20,000	22,897

TOTAL RHODE ISLAND		3,319,607

South Carolina - 0.6%
Charleston County Arpt. District Series 2013 A:
5.25% 7/1/22 (b)	1,235,000	1,270,778
5.5% 7/1/27 (b)	850,000	916,914
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	45,000	45,541
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	9,000,000	9,636,007
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	85,000	89,697
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	95,000	103,536
5% 12/1/26	25,000	28,570
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Series 2021 B, 3% 3/1/22	10,000,000	10,071,888
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	115,000	127,020
South Carolina Ports Auth. Ports Rev.:
Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (b)	175,000	204,192
Series 2019 B:
5% 7/1/22 (b)	310,000	318,089
5% 7/1/26 (b)	185,000	219,419
South Carolina Pub. Svc. Auth. Rev.:
Series 2011 B, 5% 12/1/21 (Escrowed to Maturity)	1,110,000	1,110,000
Series 2014 C:
5% 12/1/22	25,000	26,183
5% 12/1/23	110,000	120,115
Series 2015 A:
5% 12/1/21 (Escrowed to Maturity)	400,000	400,000
5% 12/1/25	115,000	132,469
Series 2015 C:
5% 12/1/21	890,000	890,000
5% 12/1/22	560,000	586,498
Series 2021 A:
5% 12/1/24	375,000	425,521
5% 12/1/25	850,000	997,354
Series A:
5% 12/1/21	350,000	350,000
5% 12/1/21	530,000	530,000
5% 12/1/22	750,000	785,489
5% 12/1/23	620,000	677,012
5% 12/1/23	1,015,000	1,108,334
5% 12/1/24	365,000	414,174
Spartanburg County Reg'l. Health Series 2022, 5% 4/15/23 (e)	690,000	728,712

TOTAL SOUTH CAROLINA		32,313,512

South Dakota - 0.1%
South Dakota Board of Regents Hsg. and Auxiliary Facilities Series 2021:
3% 4/1/22	250,000	252,297
3% 4/1/23	275,000	284,669
3% 4/1/24	425,000	449,156
3% 4/1/25	500,000	538,646
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B, 5% 11/1/22	10,000	10,432
Series 2020 A:
5% 9/1/22	140,000	144,991
5% 9/1/23	335,000	362,356
South Dakota Hsg. Dev. Auth. Series 2017 D, 4% 11/1/47	795,000	853,962

TOTAL SOUTH DAKOTA		2,896,509

Tennessee - 0.8%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	1,500,000	1,541,103
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 0.18%, tender 2/1/22 (a)(b)	4,000,000	3,999,998
Memphis Health, Edl. & Hsg. Facilities Board Bonds Series 2020, 0.25%, tender 12/1/22 (a)	1,250,000	1,250,919
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2020 B:
5% 7/1/22 (b)	300,000	308,238
5% 7/1/23 (b)	250,000	268,333
Series 2021 B, 5% 7/1/22 (b)	400,000	410,985
Series 2021 C:
5% 7/1/22 (b)	400,000	410,985
5% 7/1/23 (b)	1,750,000	1,878,334
5% 7/1/24 (b)	1,850,000	2,056,949
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (a)(b)	400,000	398,735
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/25 (b)	1,910,000	2,197,591
Tennergy Corp. Gas Rev.:
Bonds Series 2019 A, 5%, tender 10/1/24 (a)	10,650,000	11,932,027
Series 2021 A:
4% 9/1/22	335,000	344,265
4% 3/1/23	350,000	365,610
4% 9/1/23	275,000	291,921
4% 3/1/24	300,000	323,185
Tennessee Energy Acquisition Corp.:
Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	10,140,000	10,605,639
Series 2018, 5% 11/1/22	1,500,000	1,562,577
Series 2021 A:
5% 11/1/22	150,000	156,258
5% 11/1/23	250,000	270,819
Tennessee Hsg. Dev. Agcy. Residential:
Series 2021 3A, 3% 1/1/52 (e)	260,000	281,952
Series 2021 3B, 0.25% 7/1/22 (e)	3,350,000	3,349,951

TOTAL TENNESSEE		44,206,374

Texas - 4.4%
Alamito Pub. Facilities Corp. Bonds Series 2019, 1.51%, tender 5/1/22 (a)	6,000,000	6,003,275
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	24,774
Andrews County Hosp. District Series 2021, 5% 3/15/26 (e)	1,430,000	1,663,468
Atascosa County Indl. Dev. Corp. Poll. Cont. Rev. Series 2020:
5% 12/15/21	975,000	976,495
5% 12/15/23	450,000	484,503
5% 12/15/24	550,000	609,288
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Bonds Series 2019, 1.46%, tender 6/1/22 (a)	700,000	704,250
Austin Arpt. Sys. Rev.:
Series 2014, 5% 11/15/26 (b)	715,000	804,365
Series 2019 B, 5% 11/15/22 (b)	600,000	627,142
Series 2019:
5% 11/15/22 (b)	885,000	925,034
5% 11/15/23 (b)	845,000	921,569
5% 11/15/24 (b)	515,000	580,336
Austin Gen. Oblig. Series 2019, 5% 5/1/25	780,000	900,653
Burleson Independent School District Bonds Series 2018, 2.5%, tender 8/1/22 (a)	5,000,000	5,073,357
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2019, 2.1%, tender 9/1/22 (a)	2,800,000	2,803,474
Central Reg'l. Mobility Auth.:
Series 2016:
5% 1/1/22	35,000	35,133
5% 1/1/23	55,000	57,759
5% 1/1/24	75,000	82,007
5% 1/1/26	75,000	87,841
Series 2020 B:
5% 1/1/22	155,000	155,588
5% 1/1/23	220,000	231,037
5% 1/1/25	125,000	141,808
5% 1/1/26	125,000	146,401
Series 2020 F, 5% 1/1/25	2,000,000	2,219,070
City of Beaumont Series 2021, 5% 3/1/23	665,000	703,526
Clear Creek Independent School District:
Bonds Series 2021 B, 0.28%, tender 8/15/24 (a)	630,000	626,897
Series 2019, 5% 2/15/25	500,000	572,174
Coastal Bend Health Facilities Dev. Corp. Series 2005 B2, 0.2%, tender 7/1/31 (FSA Insured) (a)	5,450,000	5,450,000
Corpus Christi Gen. Oblig. Series 2015, 5% 3/1/24	1,955,000	2,155,265
Corpus Christi Util. Sys. Rev. Series 2012, 5% 7/15/23	200,000	205,841
Cypress-Fairbanks Independent School District:
Bonds:
Series 2015 B1, 0.28%, tender 8/15/24 (a)	4,700,000	4,658,039
Series 2017 A-2, 1.25%, tender 8/15/22 (a)	3,000,000	3,020,863
Series 2020 A, 5% 2/15/25	200,000	228,594
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 A, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100) (b)	1,000,000	1,042,566
Series 2013 E, 5% 11/1/23 (b)	1,455,000	1,584,344
Series 2013 F, 5% 11/1/22	580,000	605,564
Series 2014 A:
4% 11/1/23 (b)	200,000	213,967
5.25% 11/1/26 (b)	900,000	981,211
5.25% 11/1/30 (b)	1,000,000	1,087,223
Series 2014 B:
5% 11/1/22 (b)	100,000	104,341
5% 11/1/29 (Pre-Refunded to 11/1/22 @ 100) (b)	515,000	536,921
Series 2014 C, 5% 11/1/22	550,000	574,242
Series 2020 A:
5% 11/1/23	2,250,000	2,450,923
5% 11/1/24	225,000	254,594
Series 2020 B, 5% 11/1/22	3,000,000	3,132,227
Series 2021 B, 5% 11/1/24	3,500,000	3,955,998
Dallas Gen. Oblig. Series 2020 A:
5% 2/15/23	2,020,000	2,136,241
5% 2/15/24	1,000,000	1,102,597
Dallas Independent School District Bonds:
Series 2016, 5%, tender 2/15/22 (a)	5,000	5,049
Series B6:
5%, tender 2/15/22 (a)	100,000	100,986
5%, tender 2/15/22 (a)	100,000	100,988
Denton Independent School District Series 2016, 0% 8/15/25	35,000	34,211
East Downtown Redev. Auth. Series 2021:
5% 9/1/24 (e)	405,000	450,165
5% 9/1/26 (e)	300,000	352,198
El Paso Gen. Oblig. Series 2021 B, 5% 8/15/22 (e)	565,000	583,624
Fort Bend County Muni. Util. District Series 2021, 2% 4/1/24	750,000	775,461
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	5,490,000	5,548,697
Series 2020 B, 0.875%, tender 8/1/25 (a)	3,245,000	3,293,624
Series 2021 B, 0.72%, tender 8/1/26 (a)	2,525,000	2,520,446
Fort Worth Gen. Oblig.:
Series 2015 A, 5% 3/1/23	35,000	37,087
Series 2016, 5% 3/1/25	120,000	137,289
Series 2019, 5% 3/1/24	4,520,000	4,986,241
Fort Worth Independent School District Series 2015, 5% 2/15/22	35,000	35,345
Galveston Pub. Facility Corp. Multifamily Hsg. Rev. Bonds Series 2021, 0.47%, tender 8/1/24 (a)	3,000,000	2,990,483
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26 (a)	500,000	496,431
Grand Parkway Trans. Corp. Bonds Series 2018 B, 5%, tender 10/1/23 (a)	1,865,000	2,017,797
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev.:
(Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37 (Pre-Refunded to 11/15/22 @ 100)	435,000	455,078
Series 2012 A, 5% 11/15/22 (Escrowed to Maturity)	245,000	256,309
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/22 (a)	5,000,000	5,220,837
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 0.47%, tender 12/2/21 (a)(c)	3,250,000	3,249,364
Series 2020 A, 0.9%, tender 5/15/25 (a)	1,770,000	1,771,145
Series 2020 C, 5%, tender 12/1/22 (a)	6,710,000	7,024,847
Series 2020 C2, 5%, tender 12/1/24 (a)	200,000	226,654
Series 2013 A, 5% 12/1/21	450,000	450,000
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 0.95% 6/1/22 (a)(c)	600,000	601,383
Series 2014 A, 5% 12/1/26	120,000	135,782
Series 2019 A, 5% 12/1/21	2,310,000	2,310,000
Series 2020 A, 4% 7/1/25	250,000	280,239
Series 2020, 5% 6/1/22	1,000,000	1,024,008
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A4, 0.19%, tender 7/1/31 (FSA Insured) (a)	1,750,000	1,750,000
Series A3, 0.2%, tender 7/1/31 (FSA Insured) (a)	4,050,000	4,050,000
Houston Arpt. Sys. Rev.:
Series 2012 A:
5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (b)	235,000	241,453
5% 7/1/31 (Pre-Refunded to 7/1/22 @ 100) (b)	630,000	647,301
Series 2018 A, 5% 7/1/22 (b)	860,000	883,822
Series 2018 B, 5% 7/1/22	720,000	740,244
Series 2018 C, 5% 7/1/25 (b)	400,000	460,229
Series 2020 A, 5% 7/1/23 (b)	1,000,000	1,073,995
Series 2021 A:
5% 7/1/24 (b)	500,000	555,932
5% 7/1/26 (b)	1,250,000	1,480,703
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2021:
4% 9/1/24	250,000	273,575
4% 9/1/25	215,000	241,342
4% 9/1/26	275,000	315,372
Houston Independent School District Bonds Series 2012, 4%, tender 6/1/23 (a)	1,000,000	1,054,067
Jacksonville Independent School District Series 2020, 5% 2/15/24	1,915,000	2,108,794
Katy Independent School District Bonds Series 2021 C, 1.5%, tender 8/15/24 (a)	2,500,000	2,570,874
Klein Independent School District Series 2015 A, 5% 8/1/24	225,000	252,267
Leander Independent School District Series 2013 A, 0% 8/15/23 (Escrowed to Maturity)	1,000,000	994,103
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/23 (b)	375,000	408,110
Series 2017:
5% 11/1/22 (b)	620,000	646,742
5% 11/1/23 (b)	1,250,000	1,360,365
5% 11/1/24 (b)	750,000	843,989
Series 2021:
5% 11/1/22 (b)	2,880,000	3,004,219
5% 11/1/23 (b)	3,860,000	4,200,808
5% 11/1/24 (b)	3,560,000	4,006,136
5% 11/1/25 (b)	605,000	702,118
5% 11/1/26 (b)	405,000	483,827
5% 11/1/27 (b)	415,000	506,502
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018, 5% 5/15/23	265,000	283,157
Series 2019:
5% 5/15/23	1,070,000	1,143,314
5% 5/15/24	550,000	610,508
Series 2020:
5% 5/15/22	1,000,000	1,021,874
5% 5/15/23	215,000	229,731
5% 5/15/24	550,000	610,508
Series 2015 B, 5% 5/15/24	325,000	360,754
Series 2022:
5% 5/15/24 (FSA Insured) (e)	3,365,000	3,691,179
5% 5/15/25 (FSA Insured) (e)	1,000,000	1,135,420
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021:
5% 4/15/24	875,000	970,354
5% 4/15/25	725,000	833,727
5% 4/15/26	675,000	800,760
Mansfield Independent School District Series 2016, 5% 2/15/24	110,000	121,004
McKinney Independent School District Series 2021, 5% 2/15/25	600,000	687,850
Midland County Pub. Facilities Corp. Bonds Series 2020, 0.35%, tender 6/1/23 (a)	2,000,000	1,996,266
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2008 A, 0.2%, tender 2/1/22 (a)(b)	10,000,000	10,000,327
Series 2020 A, 0.2%, tender 2/1/22 (a)(b)	10,300,000	10,300,337
(Waste Mgmt., Inc. Proj.):
Series 2018, 0.425%, tender 7/1/24 (a)(b)	3,425,000	3,424,042
Series 2020 B, 0.15%, tender 12/1/21 (a)(b)	4,500,000	4,500,000
New Caney Independent School District Bonds Series 2018, 1.25%, tender 8/15/24 (a)	600,000	611,681
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	64,526
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	35,000	36,335
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/22 (Escrowed to Maturity)	1,015,000	1,018,953
Series 2015 A, 5% 1/1/22	200,000	200,785
Series 2015 B, 5% 1/1/23	325,000	341,704
Series 2016 A:
5% 1/1/22	200,000	200,785
5% 1/1/23	780,000	820,090
Series 2017 A:
5% 1/1/22	830,000	833,256
5% 1/1/24	605,000	635,419
5% 1/1/26	580,000	609,032
Series 2019 A:
5% 1/1/22	285,000	286,118
5% 1/1/23	325,000	341,704
Series 2019 B, 5% 1/1/25	325,000	369,772
Series 2020 A, 5% 1/1/25	265,000	301,507
Northside Independent School District Bonds Series 2020, 0.7%, tender 6/1/25 (a)	6,300,000	6,308,460
Odessa College District Rev. Series 2021, 4% 7/1/22 (FSA Insured)	740,000	756,119
Odessa Hsg. Fin. Corp. Multifamily Hsg. Rev. Bonds Series 2020, 0.35%, tender 3/1/23 (a)	2,500,000	2,500,918
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	295,000	324,869
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (a)	610,000	631,233
Port Arthur Series 2021:
5% 2/15/22	185,000	186,790
5% 2/15/24	240,000	263,729
5% 2/15/24	195,000	214,280
Port of Houston Auth. Series 2021, 5% 10/1/23 (e)	805,000	873,314
Prosper Independent School District:
Bonds Series 2019 B, 2%, tender 8/15/23 (a)	1,000,000	1,028,407
Series 2015, 5% 2/15/24	250,000	275,533
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/22 (b)	275,000	282,617
5% 7/1/22 (b)	265,000	272,340
5% 7/1/23 (b)	195,000	209,429
5% 7/1/25 (b)	400,000	459,463
5% 7/1/26 (b)	500,000	592,281
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2015 B, 2%, tender 12/1/21 (a)	3,700,000	3,700,000
Series 2016, 5% 2/1/25 (Escrowed to Maturity)	330,000	377,124
San Antonio Hsg. Trust Fin. Corp. Bonds Series 2019, 1.4%, tender 1/1/22 (a)	5,000,000	5,003,828
San Antonio Independent School District Series 2015, 5% 2/15/24	315,000	347,244
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012, 5% 9/15/22	75,000	77,702
San Antonio Wtr. Sys. Rev. Bonds:
Series 2013 F, 1%, tender 11/1/26 (a)	3,000,000	3,026,284
Series 2014 B, 2%, tender 11/1/22 (a)	520,000	527,960
Splendora Independent School District Series 2016 A, 5% 2/15/25	200,000	228,045
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/23 (Escrowed to Maturity)	20,000	21,595
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	50,000	53,987
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A:
5% 2/15/25	1,240,000	1,416,432
5% 2/15/26	35,000	41,289
Series 2017 A, 5% 2/15/24	500,000	550,483
Texas A&M Univ. Rev. Series 2021 A:
5% 5/15/24	1,350,000	1,503,791
5% 5/15/26	725,000	864,402
Texas Muni. Gas Acquisition And Supply Corp. Series 2021:
5% 12/15/21	1,520,000	1,522,555
5% 12/15/22	1,250,000	1,308,454
5% 12/15/23	3,450,000	3,754,697
Texas Muni. Pwr. Agcy. Rev. Series 2021:
3% 9/1/22 (FSA Insured)	1,450,000	1,480,059
3% 9/1/23 (FSA Insured)	900,000	941,831
3% 9/1/24 (FSA Insured)	850,000	908,213
Texas State Univ. Sys. Fing. Rev. Series 2019 A, 5% 3/15/24	250,000	276,393
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (a)	3,500,000	3,477,446
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	35,000	37,752
Tyler Independent School District Series 2017, 5% 2/15/25	215,000	245,813
Waco Edl. Fin. Corp. Rev. Series 2021:
3% 3/1/23	325,000	336,036
4% 3/1/24	580,000	627,135
4% 3/1/25	400,000	445,178
4% 3/1/26	575,000	654,723
Wichita Falls Independent School District Series 2021, 3% 2/1/23	1,400,000	1,444,671

TOTAL TEXAS		246,745,125

Utah - 0.1%
Salt Lake City Arpt. Rev.:
Series 2018 A, 5% 7/1/23 (b)	250,000	268,333
Series 2021 A:
5% 7/1/22 (b)	650,000	667,850
5% 7/1/23 (b)	550,000	590,334
5% 7/1/24 (b)	1,000,000	1,111,865
Utah County Hosp. Rev.:
Bonds Series 2018 B2, 5%, tender 8/1/24 (a)	135,000	148,371
Series 2016 B, 5% 5/15/22	250,000	255,457
Utah Infrastructure Agcy. Series 2021, 3% 10/15/24	500,000	532,500
Vineyard Redev. Agcy. Series 2021, 5% 5/1/24 (FSA Insured)	675,000	747,801

TOTAL UTAH		4,322,511

Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2017 A, 5% 6/15/23 (b)	700,000	745,580
Series 2020 A, 5% 6/15/27 (b)	665,000	790,282

TOTAL VERMONT		1,535,862

Virginia - 1.1%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/23	340,000	364,877
5% 7/1/24	425,000	474,635
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	1,750,000	1,763,451
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	2,400,000	2,606,595
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	1,625,000	1,734,618
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	55,677
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	475,000	478,651
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (a)	6,685,000	6,688,580
Hampton Roads Trans. Accountability Commission Series 2019 A, 5% 7/1/22	14,500,000	14,906,831
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (a)(b)	735,000	755,561
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2008 A, 1.9%, tender 6/1/23 (a)	2,500,000	2,557,236
Series 2008 B, 0.75%, tender 9/2/25 (a)	4,000,000	4,011,723
Series 2008 C, 1.8%, tender 4/1/22 (a)	2,600,000	2,612,978
Norfolk Arpt. Auth.:
Series 2021 A:
4% 7/1/24	1,170,000	1,276,973
4% 7/1/25	1,000,000	1,120,955
Series 2021 B:
4% 7/1/23 (b)	500,000	528,057
5% 7/1/24 (b)	400,000	444,746
Peninsula Port Auth. Coal Term. Rev. Bonds (Dominion Term. Associates Proj. - Detc Issue) Series 2003, 1.7%, tender 10/1/22 (a)	2,000,000	2,022,502
Spotsylvania County Econ. Dev. Bonds (Palmers Creek Apt. Proj.) Series 2019, 1.45%, tender 2/1/22 (a)	5,000,000	5,009,240
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	27,832
5% 6/15/25	20,000	23,032
5% 6/15/26	35,000	41,544
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	1,205,000	1,214,262
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2019 B, 5% 8/1/23 (b)	410,000	441,874
Series 2020 A, 5% 8/1/22	1,940,000	2,002,458
Virginia Small Bus. Fing. Auth. Series 2020 A:
5% 1/1/22	900,000	903,427
5% 1/1/23	400,000	420,111
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2009 A, 0.75%, tender 9/2/25 (a)	7,000,000	7,060,520
Series 2010 A, 1.2%, tender 5/31/24 (a)	2,075,000	2,109,606
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	300,000	306,868

TOTAL VIRGINIA		63,965,420

Washington - 1.1%
Energy Northwest Elec. Rev. Series 2021 A, 5% 7/1/22	1,395,000	1,434,223
King County Hsg. Auth. Rev.:
Series 2019:
3% 11/1/23	1,175,000	1,231,659
4% 11/1/24	135,000	148,688
Series 2020:
3% 6/1/22	250,000	253,291
3% 6/1/23	400,000	414,743
3% 6/1/25	275,000	295,616
King County Hsg. Auth. Workforce Hsg. Preservation Series 2021:
2% 10/1/22	100,000	101,228
2% 10/1/23	100,000	102,456
King County Swr. Rev.:
Bonds Series 2020 B, 0.875%, tender 1/1/26 (a)	2,105,000	2,116,399
Series B, 5% 7/1/25	1,885,000	2,106,698
Port of Seattle Rev.:
Series 2012 A:
5% 8/1/22	400,000	412,796
5% 8/1/27	400,000	412,468
Series 2012 B, 5% 8/1/23 (b)	1,345,000	1,385,957
Series 2015 A, 3% 4/1/22	250,000	252,347
Series 2016 B:
5% 10/1/22 (b)	70,000	72,777
5% 10/1/23 (b)	65,000	70,500
Series 2016, 5% 2/1/25	290,000	330,919
Series 2017 C, 5% 5/1/22 (b)	5,540,000	5,648,954
Series 2018 A, 5% 5/1/22 (b)	11,475,000	11,700,677
Series 2019:
5% 4/1/22 (b)	790,000	802,421
5% 4/1/23 (b)	615,000	652,765
5% 4/1/24 (b)	400,000	441,334
5% 4/1/25 (b)	280,000	319,763
Series 2021 C:
5% 8/1/22 (b)	3,510,000	3,620,367
5% 8/1/23 (b)	3,665,000	3,944,180
5% 8/1/24 (b)	1,360,000	1,519,424
5% 8/1/25 (b)	390,000	450,216
Series 2021:
5% 9/1/23 (b)	2,100,000	2,269,943
5% 9/1/24 (b)	1,080,000	1,211,256
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/22 (b)	500,000	511,801
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,740,000	1,742,051
Seattle Muni. Lt. & Pwr. Rev. Series 2012 A, 5% 6/1/24	500,000	511,979
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/22	15,000	15,059
5% 1/1/25	25,000	28,477
5% 1/1/26	35,000	41,240
Tobacco Settlement Auth. Rev. Series 2018, 5% 6/1/22	915,000	936,723
Washington Fed. Hwy. Grant Anticipation Rev. Series 2012 F, 5% 9/1/22	300,000	310,673
Washington Gen. Oblig.:
Series 2020 R, 5% 1/1/22	200,000	200,785
Series R 2020 A, 5% 1/1/25	250,000	284,936
Series R 2020 C, 5% 7/1/22	2,500,000	2,570,292
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	250,000	259,918
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	205,000	234,192
5% 8/15/26	115,000	135,014
5% 8/15/27	50,000	60,112
Bonds Series 2019 B, 5%, tender 8/1/24 (a)	1,095,000	1,205,746
Series 2012 A, 5% 10/1/22	445,000	462,806
Series 2012 B, 5% 10/1/24 (Pre-Refunded to 10/1/22 @ 100)	405,000	421,032
Series 2014, 5% 3/1/22	200,000	202,349
Series 2015 B, 5% 8/15/23	600,000	647,904
Series 2015, 5% 7/1/24	1,250,000	1,391,537
Series 2018 B, 5% 10/1/25	1,220,000	1,422,311
Washington Hsg. Fin. Commission Series 2021 2N, 5% 6/1/25	945,000	1,087,937

TOTAL WASHINGTON		58,408,939

West Virginia - 0.2%
Hsg. Auth. of Everett Bonds Series 2021, 0.3%, tender 9/1/23 (a)	1,500,000	1,496,353
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	3,245,000	3,307,440
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.):
Series 2010 A, 0.625%, tender 12/15/25 (a)	2,000,000	1,981,638
Series 2011 A, 1%, tender 9/1/25 (a)(b)	1,500,000	1,510,623
Series 2015 A, 2.55%, tender 4/1/24 (a)	225,000	235,262
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A:
5% 6/1/22	2,195,000	2,246,247
5% 6/1/24	1,490,000	1,657,129
West Virginia Hsg. Dev. Fund Series 2017 A, 2.4% 11/1/22 (b)	960,000	973,769

TOTAL WEST VIRGINIA		13,408,461

Wisconsin - 0.7%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/25	300,000	339,847
Clayton Town Series 2021 B, 2% 6/1/26	2,000,000	2,034,263
Dunn County Gen. Oblig. Series 2021 A, 0.25% 10/1/24	1,155,000	1,142,111
Milwaukee County Arpt. Rev.:
Series 2013 A:
5% 12/1/22 (b)	30,000	31,398
5.25% 12/1/23 (b)	35,000	38,282
Series 2016 A, 5% 12/1/22 (b)	1,000,000	1,046,597
Series 2021, 5% 12/1/21	300,000	300,000
Milwaukee Gen. Oblig.:
Series 2018 N4, 5% 4/1/25	1,130,000	1,293,290
Series 2020 N4, 5% 4/1/22	2,125,000	2,158,556
Pub. Fin. Auth. Hosp. Rev. Series 2020 A:
5% 6/1/23	345,000	369,069
5% 6/1/24	675,000	750,713
5% 6/1/25	375,000	432,003
5% 6/1/26	300,000	356,418
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A-2, 0.18%, tender 2/1/22 (a)(b)	2,500,000	2,499,999
Racine County Gen. Oblig. Series 2021, 2% 4/1/22	1,150,000	1,150,853
Racine Unified School District Series 2021:
2% 4/1/22	175,000	176,053
2% 4/1/23	225,000	230,230
2% 4/1/24	475,000	492,473
2% 4/1/25	600,000	628,465
Waukesha Gen. Oblig. Series 2021 A, 2% 7/1/22	1,500,000	1,512,131
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	90,000	102,034
Wisconsin Health & Edl. Facilities:
Bonds:
Series 2018 B:
5%, tender 1/26/22 (a)	5,710,000	5,749,231
5%, tender 1/29/25 (a)	355,000	404,291
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 0.5%, tender 12/2/21 (a)(c)	3,885,000	3,886,420
Series 2018 C3, SIFMA Municipal Swap Index + 0.550% 0.6%, tender 7/26/23 (a)(c)	4,000,000	4,009,010
Series 2018, 5% 4/1/26	195,000	231,239
Series 2019 A:
5% 11/15/22	325,000	339,830
5% 12/1/23	35,000	38,160
5% 12/1/24	100,000	113,152
5% 12/1/25	125,000	146,076
5% 12/1/26	200,000	240,555
Wisconsin Health & Edl. Facilities Auth. Series 2014 A, 5% 12/1/24	775,000	876,936
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2021 B:
4% 9/15/24	200,000	215,926
4% 9/15/26	220,000	245,845
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2019 A, 0.2%, tender 10/14/22 (a)	3,250,000	3,246,951

TOTAL WISCONSIN		36,828,407

Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021:
4% 5/1/22	775,000	787,201
4% 5/1/23	250,000	262,869
4% 5/1/25	260,000	289,447
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2020 3:
5% 12/1/21 (b)	565,000	565,000
5% 6/1/22 (b)	280,000	286,310
5% 6/1/23 (b)	955,000	1,015,238
Series 2021 4:
0.2% 6/1/22 (b)	575,000	574,807
0.3% 6/1/23 (b)	1,170,000	1,167,989

TOTAL WYOMING		4,948,861

TOTAL MUNICIPAL BONDS
(Cost $2,367,781,952)		2,376,642,986

Municipal Notes - 24.3%
Alabama - 0.8%
East Alabama Health Care Auth. Series 2012 B, 0.09% 12/7/21, VRDN (a)	4,897,000	$4,897,000
Health Care Auth. for Baptist Health Series 2013 B, 0.18% 12/7/21, VRDN (a)	6,705,000	6,705,000
Huntsville Health Care Auth. Participating VRDN Series XG 03 01, 0.09% 12/7/21 (Liquidity Facility Bank of America NA) (a)(f)(g)	5,000,000	5,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.07% 12/1/21, VRDN (a)(b)	6,500,000	6,500,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.07% 12/1/21, VRDN (a)(b)	11,200,000	11,200,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.07% 12/1/21, VRDN (a)(b)	11,690,000	11,690,000

TOTAL ALABAMA		45,992,000

Alaska - 0.1%
Anchorage Gen. Oblig. TAN Series 2021, 1.5% 12/15/21	6,000,000	6,003,272
Arizona - 0.3%
Arizona Health Facilities Auth. Rev. Series 2015 B, 0.3% 12/1/21, LOC MUFG Bank Ltd., VRDN (a)	2,500,000	2,500,000
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 10 91, 0.3% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	950,000	950,000
Maricopa County Indl. Dev. Auth. Participating VRDN Series 2021 XG 03 09, 0.12% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	6,145,000	6,145,000
Maricopa County Rev. Participating VRDN Series Floaters YX 10 32, 0.08% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	4,835,000	4,835,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series XM 08 23, 0.17% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	1,300,000	1,300,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 0.3% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	400,000	400,000

TOTAL ARIZONA		16,130,000

California - 2.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 05 68, 0.07% 12/7/21 (Liquidity Facility Bank of America NA) (a)(f)(g)	10,400,000	10,400,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 75, 0.18% 12/7/21 (Liquidity Facility Bank of America NA) (a)(f)(g)	4,825,000	4,825,000
California Muni. Fin. Auth. Participating VRDN Series DBE 80 61, 0.45% 12/7/21 (Liquidity Facility Deutsche Bank AG) (a)(f)(g)	1,278,846	1,278,846
California School Fin. Auth. Rev. TRAN Series 2021 A1, 3% 12/30/21	2,500,000	2,505,823
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Series 2005 F, 0.08% 12/7/21, LOC Citibank NA, VRDN (a)(b)	700,000	700,000
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2004 E, 0.17% tender 12/9/21, CP mode	6,000,000	6,000,089
Series 2008 A, 0.02% 12/1/21, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,450,000	1,450,000
Series 2021 E, 0.14% tender 5/3/22, CP mode (a)	10,000,000	10,000,000
Contra Costa County Schools TRAN Series A, 2% 12/1/21	2,000,000	2,000,000
Fresno Calif Unified School District Participating VRDN Series 2021 XF 11 04, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	485,000	485,000
Lodi Unified School District Participating VRDN Series 2021 XG 03 22, 0.08% 12/7/21 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	7,400,000	7,400,000
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series B:
2% 12/30/21	2,500,000	2,503,831
2% 12/30/21	2,915,000	2,919,467
Los Angeles Dept. Arpt. Rev. Series 2021, 0.09% 1/4/22, LOC Sumitomo Mitsui Banking Corp., CP (b)	3,569,000	3,569,034
Los Angeles Gen. Oblig. TRAN Series 2021, 4% 6/23/22	15,000,000	15,327,081
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.3% 1/4/22 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)(h)	4,300,000	4,300,000
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. Series 1999, 0.11% 12/7/21, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,000,000	1,000,000
Riverside County Office of Ed. TRAN Series 2021, 2% 12/31/21	10,000,000	10,015,683
Sacramento Gen. Oblig. Participating VRDN Series XG 00 67, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,500,000	1,500,000
San Francisco City & County Series 2021 A1, 0.08% 12/7/21, LOC Bank of America NA, CP	4,600,000	4,600,027
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Participating VRDN:
Series Floaters XM 06 75, 0.17% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	1,850,000	1,850,000
Series XM 09 16, 0.11% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	2,200,000	2,200,000
Series 2021 A4, 0.1% 1/5/22, LOC U.S. Bank NA, Cincinnati, CP (b)	5,000,000	4,999,951
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 63, 0.3% 1/4/22 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	16,325,000	16,325,000
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series 2021 A2, 0.08% 12/1/21, LOC Bank of America NA, CP	5,400,000	5,400,006
Transbay Joint Powers Auth. Participating VRDN Series YX 11 42, 0.1% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	500,000	500,000
Univ. of California Revs. Participating VRDN Series Floaters XM 04 34, 0.07% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	5,800,000	5,800,000

TOTAL CALIFORNIA		129,854,838

Colorado - 0.5%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 0.4% 12/7/21, LOC Deutsche Bank AG, VRDN (a)	665,000	665,000
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 0.3% 1/4/22 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	99,832	99,832
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 0.17% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	23,100,000	23,100,000
Series Floaters XM 07 15, 0.15% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	1,240,000	1,240,000

TOTAL COLORADO		25,104,832

Connecticut - 0.3%
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series Floaters XG 02 04, 0.08% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,200,000	1,200,000
Series 2013 O, 0.05% 12/7/21, VRDN (a)	18,000,000	18,000,000

TOTAL CONNECTICUT		19,200,000

Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.09% 12/1/21, VRDN (a)(b)	5,880,000	5,880,000
District Of Columbia - 0.2%
District of Columbia Gen. Oblig. Series 2021, 0.09% 12/1/21, LOC Barclays Bank PLC, CP	6,500,000	6,500,007
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series 2021 XF 12 62, 0.1% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	1,710,000	1,710,000
Washington D.C. Metropolitan Transit Auth. Rev. Participating VRDN Series ZM 06 10, 0.13% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	900,000	900,000

TOTAL DISTRICT OF COLUMBIA		9,110,007

Florida - 1.6%
Broward County Arpt. Sys. Rev. Participating VRDN:
Series XL 01 36, 0.15% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	3,000,000	3,000,000
Series XM 08 95, 0.15% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	840,000	840,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 08 91, 0.15% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	1,100,000	1,100,000
Jacksonville Health Care Series 2021, 0.17% 1/28/22, CP	2,000,000	1,999,967
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 0.12% 12/7/21, VRDN (a)	14,500,000	14,500,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 0.3% 1/4/22 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	400,000	400,000
Miami-Dade County Participating VRDN:
Series XF 29 47, 0.11% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	3,400,000	3,400,000
Series XF 29 48, 0.1% 12/7/21 (Liquidity Facility Citibank NA) (a)(f)(g)	3,400,000	3,400,000
Miami-Dade County Aviation Rev.:
Participating VRDN Series XM 08 70, 0.15% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	2,100,000	2,100,000
Series 2021, 0.12% 12/9/21, LOC Bank of America NA, CP (b)	2,000,000	2,000,020
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series 2018 XM 06 76, 0.15% 12/7/21 (a)(f)(g)	5,000,000	5,000,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	400,000	400,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series 2021 XF 12 61, 0.12% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,755,000	1,755,000
Miami-Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2021, 0.05% 12/1/21, VRDN (a)(b)	5,000,000	5,000,000
Miami-Dade County School District TAN Series 2021, 2.5% 2/23/22	10,000,000	10,053,424
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN:
Series 2021 XF 11 01, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,000,000	2,000,000
Series 2021 XM 09 42, 0.09% 12/7/21 (Liquidity Facility Bank of America NA) (a)(f)(g)	3,475,000	3,475,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series Floaters XF 25 30, 0.11% 12/7/21 (Liquidity Facility Citibank NA) (a)(f)(g)	10,500,000	10,500,000
Series XF 25 23, 0.11% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	10,000,000	10,000,000
Series ZM 05 71, 0.15% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	5,230,000	5,230,000
Tampa Hosp. Rev. Participating VRDN Series XM 08 85, 0.15% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,300,000	3,300,000

TOTAL FLORIDA		89,453,411

Georgia - 0.4%
Atlanta Arpt. Rev. Series 2021 J2, 0.12% 2/4/22, LOC Bank of America NA, CP (b)	7,163,000	7,162,870
Brookhaven Dev. Auth. Rev. Participating VRDN Series XX 11 22, 0.08% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,050,000	1,050,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 0.09% 12/1/21, VRDN (a)(b)	3,600,000	3,600,000
Participating VRDN Series 2021 XG 03 08, 0.11% 12/7/21 (Liquidity Facility Bank of America NA) (a)(f)(g)	7,000,000	7,000,000
Georgia Road & Thruway Auth. Rev. Participating VRDN Series 2021 XF 11 17, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG) (a)(f)(g)	1,440,000	1,440,000
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.21% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	400,000	400,000

TOTAL GEORGIA		20,652,870

Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XF 07 65, 0.15% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	2,900,000	2,900,000
Idaho - 0.1%
Idaho Gen. Oblig. TAN Series 2021, 3% 6/30/22	7,000,000	7,116,850
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 0.1% 12/7/21 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	920,000	920,000

TOTAL IDAHO		8,036,850

Illinois - 0.9%
Chicago Midway Arpt. Rev. Series 2021 A, 0.1% 12/15/21, LOC JPMorgan Chase Bank, CP (b)	6,000,000	6,000,074
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 0.13% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	750,000	750,000
Series XM 08 79, 0.12% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,500,000	2,500,000
Series XM 08 84, 0.15% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	2,500,000	2,500,000
Series XM 09 18, 0.12% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	700,000	700,000
Chicago Park District Gen. Oblig. Participating VRDN Series 2021 XX 11 68, 0.12% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,200,000	1,200,000
Chicago Transit Auth. Participating VRDN:
Series 20 XF 28 97, 0.13% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	900,000	900,000
Series XM 09 03, 0.15% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	300,000	300,000
Series XM 09 05, 0.15% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,100,000	1,100,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 0.15% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,280,000	1,280,000
Illinois Fin. Auth. Participating VRDN Series 2021 XL 01 72, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,300,000	1,300,000
Illinois Fin. Auth. Rev.:
Participating VRDN Series Floaters XF 25 35, 0.08% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	700,000	700,000
Series 2009 D1, 0.03% 12/1/21, LOC PNC Bank NA, VRDN (a)	3,325,000	3,325,000
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	7,055,000	7,055,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.13% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	4,000,000	4,000,000
Reg'l. Transn Auth. Extend Series 2005 B, 0.4% 12/7/21, VRDN (a)	1,360,000	1,360,000
Sales Tax Securitization Corp. Participating VRDN Series XF 06 03, 0.19% 12/7/21 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	13,615,000	13,615,000

TOTAL ILLINOIS		48,585,074

Indiana - 0.1%
Indiana Univ. Student Fee Revs. Series 2021, 0.13% 3/7/22, CP	2,500,000	2,499,934
Indianapolis Local Pub. Impt. Participating VRDN Series XM 09 27, 0.11% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	800,000	800,000

TOTAL INDIANA		3,299,934

Iowa - 0.5%
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 IA, 0.09% 12/2/21, VRDN (a)	14,000,000	14,000,000
Iowa Fin. Auth. Sewage And Solid Waste Disp. Facilities Rev. Series 2021, 0.11% 12/7/21, VRDN (a)(b)	2,000,000	2,000,000
Iowa Fin. Auth. Single Family Mtg. (Mtg. Backed Securities Prog.) Series 2019 B, 0.06% 12/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	14,000,000	14,000,000

TOTAL IOWA		30,000,000

Kentucky - 1.1%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 19, 0.12% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,100,000	1,100,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 0.3% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,200,000	1,200,000
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 0.13% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	1,780,000	1,780,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. BAN Series 2021, 3% 10/14/22	20,000,000	20,491,034
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 A, 0.06% 12/1/21, VRDN (a)(b)	6,100,000	6,100,000
Louisville Reg'l. Arpt. Auth. Series 2006 A, 0.06% 12/1/21, VRDN (a)(b)	3,800,000	3,800,000
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas And Elec. Co. Proj.) Series 2007 B, 0.06% 12/7/21, VRDN (a)	13,000,000	13,000,000
Maysville Indl. Bldg. Rev. Series 1996, 0.09% 12/2/21, LOC MUFG Union Bank NA, VRDN (a)(b)	5,340,000	5,340,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.) Series 2020 A1, 0.07% 12/1/21, VRDN (a)(b)	5,700,000	5,700,000

TOTAL KENTUCKY		58,511,034

Louisiana - 1.0%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 0.3% 1/4/22 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	585,000	585,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.09% 12/7/21, VRDN (a)	29,730,000	29,730,000
Series 2010 B1, 0.09% 12/7/21, VRDN (a)	27,100,000	27,100,000

TOTAL LOUISIANA		57,415,000

Maryland - 0.6%
Baltimore County Gen. Oblig. BAN Series 2021, 4% 3/23/22	10,000,000	10,121,060
Baltimore Proj. Rev. Bonds Series Floaters G 42, 0.25%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)(h)	4,500,000	4,500,000
Maryland Econ. Dev. Corp. Student Hsg. Rev. Participating VRDN Series XF 28 32, 0.18% 12/7/21 (a)(f)(g)	14,985,000	14,985,000
Maryland Gen. Oblig. Participating VRDN:
Series DB 80 76, 0.11% 12/2/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,565,000	1,565,000
Series DB 807, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,660,000	1,660,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2021 B, 0.09% 12/8/21, CP	2,500,000	2,500,022

TOTAL MARYLAND		35,331,082

Massachusetts - 0.2%
Boston Wtr. & Swr. Commission Rev. Series 2021 A, 0.1% 1/5/22, LOC State Street Bank & Trust Co., Boston, CP	4,400,000	4,400,043
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 0.3% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	1,445,000	1,445,000
Massachusetts Port Auth. Rev. Participating VRDN Series XM 08 51, 0.12% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	3,200,000	3,200,000

TOTAL MASSACHUSETTS		9,045,043

Michigan - 0.6%
Michigan Bldg. Auth. Rev. Participating VRDN Series 2021 XF 11 15, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,800,000	2,800,000
Michigan Fin. Auth. Rev. RAN Series 2021 A, 3% 8/22/22, LOC PNC Bank NA	16,500,000	16,835,400
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2002 A, 0.08% 12/7/21, LOC Bank of America NA, VRDN (a)(b)	6,200,000	6,200,000
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2002, 0.15% 12/2/21, LOC JPMorgan Chase Bank, VRDN (a)(b)	250,000	250,000
Univ. of Michigan Rev. Series 2021 B, 0.09% tender 12/3/21, CP mode	5,000,000	5,000,017

TOTAL MICHIGAN		31,085,417

Minnesota - 0.1%
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 0.15% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,000,000	1,000,000
Minnesota Rural Wtr. Fin. Auth. BAN Series 2021 B, 0.3% 8/1/22	2,700,000	2,700,123
Univ. of Minnesota Gen. Oblig. Series 2021 G, 0.1% 12/8/21, CP	4,000,000	4,000,040

TOTAL MINNESOTA		7,700,163

Mississippi - 0.2%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.02% 12/1/21, VRDN (a)	7,650,000	7,650,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Mississippi Pwr. Co. Proj.):
Series 1995, 0.07% 12/1/21, VRDN (a)(b)	3,900,000	3,900,000
Series 1998, 0.07% 12/1/21, VRDN (a)(b)	1,600,000	1,600,000

TOTAL MISSISSIPPI		13,150,000

Missouri - 0.2%
Kansas City Indl. Dev. Auth. Participating VRDN Series XM 09 21, 0.17% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	6,150,000	6,150,000
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 0.3% 1/4/22 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	200,000	200,000
Mercy Health Participating VRDN Series Floaters XL 00 80, 0.12% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,200,000	1,200,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 0.17% 12/7/21 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	3,200,000	3,200,000

TOTAL MISSOURI		10,750,000

Montana - 0.0%
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 0.3% 1/4/22 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	500,000	500,000
Montana Facility Fin. Auth. Participating VRDN Series 2021 XF 11 14, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	700,000	700,000

TOTAL MONTANA		1,200,000

Nebraska - 0.0%
Univ. of Nebraska Facilities Corp. Participating VRDN Series 2021 XF 11 03, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,100,000	1,100,000
New Jersey - 0.8%
Borough of Mountainside Gen. Oblig. BAN Series 2021, 2% 4/29/22	1,100,000	1,107,664
Borough of Oceanport BAN Series 2021, 2% 2/24/22	1,100,000	1,104,502
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2021 A, 1% 4/14/22	13,000,000	13,040,180
Hudson County Impt. Auth. Rev. BAN:
(Local Unit Ln. Prog.) Series 2021 A1, 1.5% 2/8/22	2,774,000	2,781,002
Series 2021 C1, 1% 8/16/22	4,400,000	4,425,130
Jersey City Gen. Oblig. BAN Series 2021 A, 1.5% 1/12/22	295,000	295,454
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 09 11, 0.15% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,305,000	1,305,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 05, 0.08% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	6,140,000	6,140,000
Series XF 09 75, 0.21% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,066,000	1,066,000
Series XM 09 29, 0.17% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	400,000	400,000
Newark Gen. Oblig. BAN Series 2021 C, 1.25% 7/25/22	600,000	603,766
Ramsey Borough Gen. Oblig. BAN Series 2021, 1.25% 1/7/22	2,000,000	2,001,951
Roselle County of Union BAN Series 2021 A, 1.5% 7/20/22	1,000,000	1,007,730
Springfield Township Gen. Oblig. BAN Series 2021, 2% 7/29/22	3,228,000	3,263,292
West Orange Gen. Oblig. BAN Series 2021, 2% 11/11/22	4,500,000	4,568,971

TOTAL NEW JERSEY		43,110,642

New York - 4.1%
Broome County Gen. Oblig. BAN Series 2021 A, 1.5% 4/29/22	20,000,000	20,105,730
Connetquot Central School District:
BAN Series 2021, 1.25% 7/27/22	5,000,000	5,031,980
TAN Series 2021, 1.5% 6/24/22	10,000,000	10,069,101
East Rochester Hsg. Auth. Rev. (Home Good Sheperd Proj.) Series A, 0.18% 12/7/21, LOC Citizens Bank NA, VRDN (a)	400,000	400,000
Hempstead Indl. Dev. Auth. Participating VRDN Series DBE 80 63, 0.45% 12/7/21, LOC Deutsche Bank AG, (Liquidity Facility Deutsche Bank AG) (a)(b)(f)(g)	8,341,186	8,341,186
Hempstead Union Free School District BAN Series 2021 A, 1.5% 11/30/22	6,427,819	6,503,103
New York City Gen. Oblig.:
Series 2006, 0.2% 12/3/21 (FSA Insured), VRDN (a)	4,275,000	4,275,000
Series 2021 3, 0.1% 12/8/21, VRDN (a)	5,000,000	5,000,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
BAN Series 2019 A, 5% 3/1/22	4,055,000	4,102,331
Participating VRDN Series ZM 06 00, 0.1% 12/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(f)(g)	2,100,000	2,100,000
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2019 B, 5% 5/15/22	27,265,000	27,843,078
Series 2019 D1, 5% 9/1/22	23,990,000	24,823,432
Participating VRDN:
Series XF 05 20, 0.09% 12/7/21 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	1,425,000	1,425,000
Series XF 28 68, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	10,000,000	10,000,000
Series XG 02 90, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	15,000,000	15,000,000
Series XM 09 35, 0.21% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	300,000	300,000
Series ZF 02 18, 0.21% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	4,200,000	4,200,000
New York Pwr. Auth. Series 2021, 0.1% 1/6/22 (Liquidity Facility TD Banknorth, NA) (Liquidity Facility Wells Fargo Bank NA), CP	8,000,000	7,999,918
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.1% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,600,000	1,600,000
Series XM 08 30, 0.15% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,700,000	1,700,000
Series XM 08 31, 0.2% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	2,000,000	2,000,000
Series XM 08 80, 0.15% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,500,000	1,500,000
New York Trans. Dev. Corp.:
Participating VRDN Series XL 01 68, 0.16% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	200,000	200,000
RAN (Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/21	2,100,000	2,100,000
Oneida County Indl. Dev. Agcy. Rev. (Mohawk Valley Cmnty. College Dorm. Corp. Proj.) Series 2004 A, 0.15% 12/7/21, LOC Manufacturers & Traders Trust Co., VRDN (a)	500,000	500,000
Port Washington Union Free School District TAN Series 2021, 2% 6/23/22	3,000,000	3,030,051
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 0.23% 12/7/21, LOC Citizens Bank NA, VRDN (a)	1,100,000	1,100,000
Riverhead Central School District TAN:
Series 2021 A, 1.5% 2/25/22	7,500,000	7,523,559
Series 2021 B, 2% 6/24/22	15,500,000	15,660,441
South Huntington Union Free School District TAN Series 2021, 1.5% 6/24/22	10,000,000	10,073,639
Syosset Central School District TAN Series 2021, 1.5% 6/24/22	9,500,000	9,571,035
Triborough Bridge & Tunnel Auth. Participating VRDN Series 2021 XF 11 25, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,265,000	2,265,000
Village of Garden City BAN Series 2021, 1% 2/18/22	2,000,000	2,003,407
Westchester County BAN:
Series 2021 A, 1% 12/17/21	9,000,000	9,003,530
Series 2021 B, 1.5% 12/17/21	3,316,861	3,318,825

TOTAL NEW YORK		230,669,346

New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey Series 2021 A:
0.12% 12/9/21, CP (b)	2,000,000	2,000,020
0.13% 1/12/22, CP (b)	525,000	525,000
0.13% 2/2/22, CP (b)	4,000,000	4,000,000
0.13% 3/3/22, CP (b)	5,015,000	5,014,872

TOTAL NEW YORK AND NEW JERSEY		11,539,892

North Carolina - 0.1%
Charlotte Ctfs. of Prtn. Participating VRDN Series 2021 XG 03 31, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	342,000	342,000
Charlotte Int'l. Arpt. Rev. Participating VRDN Series Floaters ZF 24 90, 0.08% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	7,500,000	7,500,000

TOTAL NORTH CAROLINA		7,842,000

North Dakota - 0.1%
Basin Elec. Pwr. Coop. Series 2021, 0.18% 1/19/22 (Liquidity Facility Nat'l. Rural Utils. Coop. Fin. Corp.), CP	8,200,000	8,199,888
Ohio - 0.6%
American Muni. Pwr. BAN:
(City of Wapakoneta Proj.) Series 2021, 1% 6/23/22	1,210,000	1,215,203
(Village of Carey Proj.) Series 2021, 1.25% 11/30/22	500,000	504,813
(Village of Grafton Proj.) Series 2021, 1% 4/14/22	1,235,000	1,238,497
(Village of Pioneer Proj.) Series 2021, 1.25% 12/1/22	400,000	403,770
Lorain County Gen. Oblig. BAN:
(North Ridge Road Proj.) Series 2020 D, 1% 12/17/21	2,190,000	2,190,742
Series 2021 A, 1.5% 5/4/22	2,900,000	2,915,229
Oakwood Village BAN Series 2021, 1.375% 9/15/22	1,675,000	1,687,281
Ohio Hosp. Rev.:
Series 2021 B, 0.1% 12/1/21, VRDN (a)	3,000,000	3,000,000
Series 2021 D, 0.04% 12/7/21, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,000,000	10,000,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN Series XF 10 92, 0.3% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	5,100,000	5,100,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters XL 00 57, 0.12% 12/7/21 (Liquidity Facility Cr. Suisse AG) (a)(f)(g)	800,000	800,000
Whitehall Spl. Oblig. Nontax Rev. BAN Series 2021 A, 1.5% 12/7/22 (e)	1,700,000	1,720,479

TOTAL OHIO		30,776,014

Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 0.14% 12/7/21, VRDN (a)	16,680,000	16,680,000
Oregon - 0.0%
Oregon St Hsg. & Cmnty. Svcs. Dep Participating VRDN Series 2021 XF 11 23, 0.3% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	600,000	600,000
Pennsylvania - 0.5%
Allentown School District TRAN Series 2021, 1% 3/31/22	750,000	749,964
Central Bradford Progress Auth. Rev. Series 2021 D, 0.16% 12/7/21, VRDN (a)	2,000,000	2,000,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Series 2009 B, 0.17% 12/7/21, LOC MUFG Bank Ltd., VRDN (a)	5,000,000	5,000,000
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 0.3% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,615,000	2,615,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series 2021 XL 01 80, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,000,000	4,000,000
Philadelphia Auth. Indl. Mrf Participating VRDN Series MIZ 90 51, 0.3% 1/4/22 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	1,000,000	1,000,000
Philadelphia Auth. for Indl. Dev. Series 2017 B, 0.13% 12/6/24, VRDN (a)	12,565,000	12,565,000

TOTAL PENNSYLVANIA		27,929,964

South Carolina - 0.8%
Charleston County School District TAN Series 2021, 1.25% 4/1/22	10,000,000	10,037,889
County Square Redev. Corp. BAN (Greenville County, South Carolina Proj.) Series 2021, 2% 3/3/22	6,945,000	6,978,299
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 0.2% 12/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	1,600,000	1,600,000
South Carolina Jobs-Econ. Dev. Auth. Series 2018 C, 0.14% 12/6/24, VRDN (a)	10,000,000	10,000,000
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series 2021 XL 01 85, 0.13% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	600,000	600,000
Series Floaters XM 03 84, 0.15% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	9,800,000	9,800,000
Series YX 11 57, 0.13% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,110,000	2,110,000
Series 2021 B, 0.1% 12/15/21, LOC Barclays Bank PLC, CP	2,000,000	2,000,033

TOTAL SOUTH CAROLINA		43,126,221

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series XG 03 02, 0.12% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	600,000	600,000
Tennessee - 0.2%
Greeneville Health & Edl. Facilities Board:
Participating VRDN Series Floaters XF 25 76, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	6,000,000	6,000,000
Series 2018 B, 0.05% 12/7/21, LOC U.S. Bank NA, Cincinnati, VRDN (a)	800,000	800,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 0.3% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,590,000	1,590,000
Tennessee Gen. Oblig. Series 2021 A, 0.1% 1/11/22 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	5,000,000	5,000,000

TOTAL TENNESSEE		13,390,000

Texas - 2.8%
Arlington Higher Ed. Fin. Corp. Participating VRDN Series 2021 MS 00 02, 0.25% 12/7/21 (a)(f)(g)	10,000,000	10,000,000
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN:
Series XF 11 02, 0.3% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,000,000	2,000,000
Series XF 11 19, 0.3% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	800,000	800,000
Calhoun County Navigation Indl. Dev. Auth. Port Rev. (B P Chemicals, Inc. Proj.) Series 1998, 0.1% 12/7/21, VRDN (a)(b)	11,300,000	11,300,000
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 IIA, 0.1% 12/3/21 (Liquidity Facility JPMorgan Chase Bank), CP	8,000,000	8,000,026
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.07% 12/1/21, VRDN (a)(b)	1,180,000	1,180,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 58, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG) (a)(f)(g)	1,085,000	1,085,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Participating VRDN Series 2021 XG 03 28, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,120,000	4,120,000
Series 2021 C2, 0.1% tender 2/2/22, CP mode	9,000,000	8,999,842
Series 2021, 0.1% tender 2/2/22, CP mode	4,000,000	3,999,930
Houston Arpt. Sys. Rev. Series 2021 A, 0.11% 12/14/21, LOC Sumitomo Mitsui Banking Corp., CP (b)	4,500,000	4,500,069
Houston Gen. Oblig. TRAN Series 2021:
2% 6/30/22	5,000,000	5,053,870
3% 6/30/22	8,500,000	8,641,889
Hurst Participating VRDN Series XF 10 94, 0.3% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,600,000	1,600,000
Lamar Consolidated Independent School District Participating VRDN Series XF 11 18, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	700,000	700,000
Love Field Arpt. Modernization Corp. Series 2021, 0.11% 1/11/22, CP	2,280,000	2,279,974
Lower Colorado River Auth. Rev.:
Series 2021, 0.09% 1/5/22, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,546,000	1,546,015
TRAN (LCRA Transmission Svcs. Corp. Proj.) Series 2012 A, 5% 5/15/22	2,365,000	2,416,732
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 0.3% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	400,000	400,000
North Texas Tollway Auth. Rev. Participating VRDN:
Series 2021 XF 12 25, 0.13% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,160,000	1,160,000
Series XF 12 21, 0.13% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	6,760,000	6,760,000
Series XM0085, 0.13% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	400,000	400,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.18% 12/7/21, VRDN (a)(b)	33,015,000	33,015,000
San Antonio Elec. & Gas Sys. Rev. Series 2021, 0.09% 12/16/21 (Liquidity Facility Bank of America NA), CP	10,000,000	10,000,044
Temple Tex College District Participating VRDN Series XL 01 82, 0.11% 12/7/21, LOC Deutsche Bank AG, (Liquidity Facility Deutsche Bank AG) (a)(f)(g)	2,495,000	2,495,000
Tender Option Bond Trust Receipts Participating VRDN Series 2021 XF 11 09, 0.3% 12/7/21 (Liquidity Facility Deutsche Bank AG) (a)(f)(g)	2,000,000	2,000,000
Texas A&M Univ. Rev. Series 2021 B, 0.09% 12/2/21, CP	15,000,000	15,000,041
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 0.3% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,100,000	1,100,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 0.24% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	1,800,000	1,800,000
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.3% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,600,000	1,600,000
Waco Edl. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 13, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	300,000	300,000

TOTAL TEXAS		154,253,432

Utah - 0.4%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 0.17% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	500,000	500,000
Series 2021 XG 03 43, 0.15% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	2,800,000	2,800,000
Series Floaters XM 06 99, 0.19% 12/7/21 (Liquidity Facility Cr. Suisse AG) (a)(b)(f)(g)	11,030,000	11,030,000
Series XM 08 82, 0.15% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	1,400,000	1,400,000
Utah Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series 2021 XF 11 00, 0.3% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,000,000	4,000,000

TOTAL UTAH		19,730,000

Virginia - 0.4%
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 B, 0.06% 12/7/21, VRDN (a)	4,000,000	4,000,000
Lynchburg Econ. Dev. Series 2017 B, 0.05% 12/1/21, LOC Truist Bank, VRDN (a)	650,000	650,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.12% 12/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	13,965,000	13,965,000
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series DB 80 80, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,270,000	2,270,000

TOTAL VIRGINIA		20,885,000

Washington - 0.5%
Port of Seattle Gen. Oblig. Series 2021 B1, 0.1% 12/2/21, LOC Bayerische Landesbank Girozentrale, CP (b)	2,000,000	2,000,004
Univ. of Washington Univ. Revs. Series 2021, 0.11% 2/17/22, CP	1,500,000	1,499,935
Washington Convention Ctr. Pub. Facilities Participating VRDN Series XG 02 96, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	7,985,000	7,985,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 0.23% 1/11/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	5,000,000	5,000,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series XM 08 83, 0.12% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,500,000	1,500,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Merrill Gardens at Queen Anne Proj.) Series A, 0.06% 12/7/21, LOC Bank of America NA, VRDN (a)(b)	10,000,000	10,000,000

TOTAL WASHINGTON		27,984,939

Wisconsin - 0.2%
JPMorgan Chase Participating VRDN Series Floaters XF 01 27, 0.08% 12/2/21 (a)(f)(g)	1,060,000	1,060,000
Wisconsin Ctr. District Tax Rev. Participating VRDN Series 2021 XF 12 22, 0.15% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	212,000	212,000
Wisconsin Health & Edl. Facilities:
Participating VRDN Series Floaters XG 00 72, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	600,000	600,000
Series 2020 C, 0.14% 12/7/21, VRDN (a)	6,750,000	6,750,000
Wood County BAN Series 2021, 0.75% 3/7/22	1,550,000	1,550,115

TOTAL WISCONSIN		10,172,115

TOTAL MUNICIPAL NOTES
(Cost $1,352,783,136)		1,352,980,280
	Shares	Value

Municipal Bond Funds - 0.1%
Nuveen NY AMT-Free Quality Municipal Income Fund Preferred Shares 0.25% (a)(d)(i)
(Cost $6,800,000)	6,800,000	6,800,000

Short-Term Funds - 14.2%
Federated Hermes Municipal Ultrashort Fund Institutional Shares	5,990,726	60,086,980
JPMorgan Ultra-Short Municipal Fund Class I	46,903,464	471,379,777
Vanguard Short-Term Tax-Exempt Fund Admiral Shares	16,387,855	260,403,010
TOTAL SHORT-TERM FUNDS
(Cost $793,132,856)		791,869,767

Money Market Funds - 19.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (j)(k)	532,154,256	532,154,256
Fidelity Municipal Cash Central Fund 0.06% (l)(m)	50,029,994	50,040,000
Fidelity SAI Municipal Money Market Fund 0.01% (j)(k)	477,991,818	478,183,015
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (j)	9,858,408	9,858,408
TOTAL MONEY MARKET FUNDS
(Cost $1,070,178,858)		1,070,235,679
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $5,590,676,802)		5,598,528,712
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(29,439,526)
NET ASSETS - 100%		$5,569,089,186

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,482,175 or 0.9% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,800,000 or 0.2% of net assets.

 (i) Non-income producing

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

 (k) Affiliated Fund

 (l) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Baltimore Proj. Rev. Bonds Series Floaters G 42, 0.25%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada)	7/1/21	$4,500,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.3% 1/4/22 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	$4,300,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.06%	$10,608,583	$240,139,000	$200,707,583	$10,791	$715	$(715)	$50,040,000	3.2%
Total	$10,608,583	$240,139,000	$200,707,583	$10,791	$715	$(715)	$50,040,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	$483,241,223	$201,403,797	$152,490,764	$21,288	$--	$--	$532,154,256
Fidelity SAI Municipal Money Market Fund 0.01%	455,032,513	23,150,502	--	19,553	--	--	478,183,015
Total	$938,273,736	$224,554,299	$152,490,764	$40,841	$--	$--	$1,010,337,271

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$3,729,623,266	$--	$3,729,623,266	$--
Municipal Bond Funds	6,800,000	--	6,800,000	--
Short-Term Funds	791,869,767	791,869,767	--	--
Money Market Funds	1,070,235,679	1,070,235,679	--	--
Total Investments in Securities:	$5,598,528,712	$1,862,105,446	$3,736,423,266	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,530,356,352)	$4,538,151,441
Fidelity Central Funds (cost $50,039,654)	50,040,000
Other affiliated issuers (cost $1,010,280,796)	1,010,337,271
Total Investment in Securities (cost $5,590,676,802)		$5,598,528,712
Cash		3,256,826
Receivable for investments sold		2,868,650
Receivable for fund shares sold		1,946,359
Dividends receivable		138,991
Interest receivable		25,381,793
Distributions receivable from Fidelity Central Funds		2,824
Prepaid expenses		4,563
Other receivables		5,797
Total assets		5,632,134,515
Liabilities
Payable for investments purchased
Regular delivery	$29,491,268
Delayed delivery	28,350,777
Payable for fund shares redeemed	3,184,416
Distributions payable	1,627,062
Accrued management fee	285,527
Other payables and accrued expenses	106,279
Total liabilities		63,045,329
Net Assets		$5,569,089,186
Net Assets consist of:
Paid in capital		$5,562,205,763
Total accumulated earnings (loss)		6,883,423
Net Assets		$5,569,089,186
Net Asset Value, offering price and redemption price per share ($5,569,089,186 ÷ 555,253,107 shares)		$10.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2021 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$1,408,959
Affiliated issuers		39,627
Interest		11,227,548
Income from Fidelity Central Funds		10,791
Total income		12,686,925
Expenses
Management fee	$8,542,396
Custodian fees and expenses	22,572
Independent trustees' fees and expenses	19,806
Registration fees	23,686
Audit	32,990
Legal	4,664
Miscellaneous	16,061
Total expenses before reductions	8,662,175
Expense reductions	(6,872,849)
Total expenses after reductions		1,789,326
Net investment income (loss)		10,897,599
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(242,534)
Fidelity Central Funds	715
Capital gain distributions from underlying funds:
Affiliated issuers	1,214
Total net realized gain (loss)		(240,605)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(10,042,374)
Fidelity Central Funds	(715)
Other affiliated issuers	1
Total change in net unrealized appreciation (depreciation)		(10,043,088)
Net gain (loss)		(10,283,693)
Net increase (decrease) in net assets resulting from operations		$613,906

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2021 (Unaudited)	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,897,599	$28,802,287
Net realized gain (loss)	(240,605)	455,658
Change in net unrealized appreciation (depreciation)	(10,043,088)	10,941,667
Net increase (decrease) in net assets resulting from operations	613,906	40,199,612
Distributions to shareholders	(10,888,499)	(29,155,326)
Share transactions
Proceeds from sales of shares	677,694,919	3,198,122,199
Reinvestment of distributions	2,539	11,827
Cost of shares redeemed	(487,891,574)	(1,188,111,043)
Net increase (decrease) in net assets resulting from share transactions	189,805,884	2,010,022,983
Total increase (decrease) in net assets	179,531,291	2,021,067,269
Net Assets
Beginning of period	5,389,557,895	3,368,490,626
End of period	$5,569,089,186	$5,389,557,895
Other Information
Shares
Sold	67,475,958	318,386,661
Issued in reinvestment of distributions	253	1,177
Redeemed	(48,578,392)	(118,260,585)
Net increase (decrease)	18,897,819	200,127,253
See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Tax-Sensitive Short Duration Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.05	$10.02	$10.03	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.020	.067	.159	.174	.053
Net realized and unrealized gain (loss)	(.020)	.034	(.006)	.042	(.014)
Total from investment operations	–	.101	.153	.216	.039
Distributions from net investment income	(.020)	(.070)	(.159)	(.173)	(.049)
Distributions from net realized gain	–	(.001)	(.004)	(.003)	–
Total distributions	(.020)	(.071)	(.163)	(.176)	(.049)
Net asset value, end of period	$10.03	$10.05	$10.02	$10.03	$9.99
Total ReturnC,D	-%	1.01%	1.53%	2.19%	.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.31%G	.33%	.34%	.37%	.52%G
Expenses net of fee waivers, if any	.06%G	.08%	.09%	.12%	.26%G,H
Expenses net of all reductions	.06%G	.08%	.09%	.12%	.26%G,H
Net investment income (loss)	.40%G	.66%	1.59%	1.74%	1.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,569,089	$5,389,558	$3,368,491	$3,415,877	$3,219,118
Portfolio turnover rateI	52%G	86%	81%	57%	180%J

 A For the period December 28, 2017 (commencement of operations) through May 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Audit fees are not annualized.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2021

1. Organization.

Strategic Advisers Tax-Sensitive Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Tax-Sensitive Short Duration Fund	$5,797

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,038,500
Gross unrealized depreciation	(3,224,089)
Net unrealized appreciation (depreciation)	$7,814,411
Tax cost	$5,590,714,301

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Tax-Sensitive Short Duration Fund	1,117,789,298	1,120,176,795

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser), T. Rowe Price Associates, Inc. and Allspring Global Investments, LLC (formerly known as Wells Capital Management, Inc.) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Tax-Sensitive Short Duration Fund	29,030,000	19,655,000	–

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers Tax-Sensitive Short Duration Fund	1,830

5. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Tax-Sensitive Short Duration Fund	$4,433

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2024. During the period, this waiver reduced the Fund's management fee by $ 6,872,849.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Tax-Sensitive Short Duration Fund
Fidelity SAI Municipal Money Market Fund	100%

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Strategic Advisers Tax-Sensitive Short Duration Fund	.06%
Actual		$1,000.00	$1,000.00	$.30
Hypothetical-C		$1,000.00	$1,024.77	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Tax-Sensitive Short Duration Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at a meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC, T. Rowe Price Associates, Inc., and Wells Capital Management, Inc. (Wells Cap) (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2021 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved a prospective new sub-advisory agreement with Wells Cap (New Wells Cap Agreement) to take effect upon consummation of a transaction that is expected to result in a change of control of Wells Cap (Transaction). The Board noted that it had previously approved a separate prospective new sub-advisory agreement with Wells Cap in connection with the Transaction, which never became effective and expired on September 30, 2021. The Board further noted that the New Wells Cap Agreement has the same terms as the previously approved prospective sub-advisory agreement with Wells Cap except that the New Wells Cap Agreement has been updated to include Wells Cap's new name, Allspring Global Investments, LLC, and is for an initial one-year term.

In reaching its determination to renew the fund's Advisory Contracts and approve the New Wells Cap Agreement, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the New Wells Cap Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the New Wells Cap Agreement is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the New Wells Cap Agreement do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the New Wells Cap Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. The Board also considered steps taken by the Investment Advisers to continue to provide the same nature, extent, and quality of services to the funds during the COVID-19 pandemic.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and itsaffiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one- and three-year periods ended December 31, 2020, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one- and three-year periods ended December 31, 2020. The Board also noted that the fund had out-performed 96% and 100% of its peers for the one- and three-year periods, respectively, ended December 31, 2020. The Board also noted that the investment performance of the fund was higher than its benchmark for the one- and three-year periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2020.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have similar sales load structures. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with similar sales load structures. The Board noted that the fund's total expense ratio ranked below the fund's similar sales load structure group competitive median for the 12-month period ended December 31, 2020.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the New Wells Cap Agreement should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the New Wells Cap Agreement do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

TSS-SANN-0122
1.9885905.103

Strategic Advisers® Fidelity® U.S. Total Stock Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report

November 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2021

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI U.S. Quality Index Fund	12.0
Fidelity Growth Company Fund	11.5
Fidelity Contrafund	7.1
Fidelity Magellan Fund	5.9
Fidelity Large Cap Value Enhanced Index Fund	4.5
Fidelity SAI U.S. Value Index Fund	3.6
Fidelity SAI U.S. Low Volatility Index Fund	3.5
Fidelity SAI U.S. Momentum Index Fund	2.6
Microsoft Corp.	1.9
Fidelity Extended Market Index Fund	1.4
54.0

Asset Allocation (% of fund's net assets)

As of November 30, 2021
Common Stocks	43.3%
Preferred Stocks	0.2%
Large Blend Funds	4.8%
Large Growth Funds	39.6%
Large Value Funds	8.1%
Mid-Cap Growth Funds	1.4%
Small Blend Funds	1.3%
Small Growth Funds	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 43.3%
	Shares	Value
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	1,332,700	$30,425,541
Cellnex Telecom SA (a)	74,800	4,414,589
Cogent Communications Group, Inc.	4,400	329,692
Deutsche Telekom AG	978,800	17,239,299
Liberty Global PLC Class C (b)	1,164,600	31,024,944
Verizon Communications, Inc.	2,211,209	111,157,476
		194,591,541
Entertainment - 0.4%
Activision Blizzard, Inc.	594,644	34,846,138
Cinemark Holdings, Inc. (b)(c)	362,100	5,619,792
IMAX Corp. (b)	14,690	242,238
Netflix, Inc. (b)	91,800	58,926,420
Nihon Falcom Corp.	5,000	59,141
Nintendo Co. Ltd. ADR	334,483	18,423,324
Sea Ltd. ADR (b)	100,900	29,066,263
Take-Two Interactive Software, Inc. (b)	48,598	8,061,436
The Walt Disney Co. (b)	824,622	119,487,728
Universal Music Group NV	1,276,883	36,651,740
Zynga, Inc. (b)	744,700	4,490,541
		315,874,761
Interactive Media & Services - 1.7%
Alphabet, Inc.:
Class A (b)	227,092	644,475,741
Class C (b)	54,730	155,927,959
Dip Corp.	320,000	11,267,307
Meta Platforms, Inc. Class A (b)	1,032,000	334,842,720
QuinStreet, Inc. (b)	22,080	338,045
Snap, Inc. Class A (b)	337,100	16,049,331
Tongdao Liepin Group (b)	1,265,703	2,480,116
Ziff Davis, Inc. (b)	6,030	686,636
ZIGExN Co. Ltd.	1,550,000	4,237,183
Zoominfo Technologies, Inc. (b)	146,500	9,039,050
		1,179,344,088
Media - 1.1%
Altice U.S.A., Inc. Class A (b)	187,300	2,966,832
AMC Networks, Inc. Class A (b)(c)	20,000	772,200
Cogeco Communications, Inc.	20,000	1,528,514
Comcast Corp. Class A	8,021,401	400,909,622
Corus Entertainment, Inc. Class B (non-vtg.)	95,400	368,173
Discovery Communications, Inc.:
Class A (b)	550,000	12,798,500
Class C (non-vtg.) (b)	1,350,000	30,658,500
F@N Communications, Inc.	26,900	96,144
Fox Corp. Class A	474,333	16,938,431
Hyundai HCN	486,513	1,706,443
iHeartMedia, Inc. (b)(c)	1,010,450	19,814,925
Intage Holdings, Inc.	5,000	77,454
Interpublic Group of Companies, Inc.	4,340,725	144,068,663
Magnite, Inc. (b)	393,400	6,935,642
Meredith Corp. (b)	1,400	82,600
News Corp. Class A	1,097,800	23,734,436
Nexstar Broadcasting Group, Inc. Class A	730	109,135
Nippon Television Network Corp.	70,700	719,290
Pico Far East Holdings Ltd.	1,000,000	161,580
Sinclair Broadcast Group, Inc. Class A (c)	50,000	1,166,500
TechTarget, Inc. (b)	227,550	21,988,157
Thryv Holdings, Inc. (b)	5,750	224,768
Trenders, Inc.	150,000	1,089,486
ViacomCBS, Inc. Class B	550,000	17,022,500
WOWOW INC.	100,000	1,799,443
WPP PLC	2,663,100	36,964,137
		744,702,075
Wireless Telecommunication Services - 0.1%
KDDI Corp.	100,000	2,901,518
Okinawa Cellular Telephone Co.	43,400	1,885,204
T-Mobile U.S., Inc. (b)	379,875	41,334,199
		46,120,921

TOTAL COMMUNICATION SERVICES		2,480,633,386

CONSUMER DISCRETIONARY - 4.3%
Auto Components - 0.3%
Adient PLC (b)	881,700	37,428,165
Akwel	25,000	567,050
Aptiv PLC (b)	299,200	47,976,720
BorgWarner, Inc.	814,903	35,269,002
Cie Automotive SA	125,000	3,470,346
Cooper-Standard Holding, Inc. (b)	35,000	808,150
DaikyoNishikawa Corp.	604,000	2,869,448
DTR Automotive Corp.	15,029	758,322
Eagle Industry Co. Ltd.	71,400	647,454
G-Tekt Corp.	650,000	7,665,325
Gentex Corp.	64,000	2,203,520
Hi-Lex Corp.	200,300	2,888,389
IJTT Co. Ltd.	450,000	2,105,985
Lear Corp.	275,000	46,142,250
Linamar Corp.	300,000	17,223,375
Murakami Corp.	70,000	1,701,155
Patrick Industries, Inc.	22,450	1,790,837
Plastic Omnium SA	125,000	3,135,787
Topre Corp.	350,000	3,378,157
TPR Co. Ltd.	500,000	6,051,223
		224,080,660
Automobiles - 0.4%
Daimler AG (Germany)	572,800	53,917,836
General Motors Co. (b)	285,246	16,507,186
Renault SA (b)	60,000	1,936,589
Rivian Automotive, Inc.	157,400	18,850,224
Tesla, Inc. (b)	143,800	164,616,488
		255,828,323
Distributors - 0.0%
Arata Corp.	25,000	851,506
Harima-Kyowa Co. Ltd.	39,600	600,823
LKQ Corp.	12,600	704,340
Yagi & Co. Ltd.	60,045	738,378
		2,895,047
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. (b)	51,320	1,522,664
Heian Ceremony Service Co. Ltd.	175,000	1,334,542
Laureate Education, Inc. Class A	20,900	209,000
MegaStudy Co. Ltd.	79,794	856,492
Multicampus Co. Ltd.	33,128	1,016,368
Service Corp. International	489,442	32,381,483
		37,320,549
Hotels, Restaurants & Leisure - 0.6%
Bally's Corp. (b)	4,720	180,965
Betsson AB (B Shares)	200,000	1,112,528
Booking Holdings, Inc. (b)	56,467	118,685,164
Caesars Entertainment, Inc. (b)	168,661	15,191,296
Churchill Downs, Inc.	208,000	46,637,760
El Pollo Loco Holdings, Inc. (b)	13,970	176,301
Elior SA (a)(b)	557,345	3,583,922
Everi Holdings, Inc. (b)	43,310	898,249
Expedia, Inc. (b)	117,466	18,922,598
Golden Entertainment, Inc. (b)	4,970	228,173
Jack in the Box, Inc.	6,180	510,468
Las Vegas Sands Corp. (b)	1,083,100	38,580,022
Marriott International, Inc. Class A (b)	541,400	79,888,984
Marriott Vacations Worldwide Corp.	324,920	49,599,038
NeoGames SA	5,380	179,262
Noodles & Co. (b)	23,010	236,773
Penn National Gaming, Inc. (b)	289,400	14,825,962
Red Rock Resorts, Inc.	5,370	255,290
Starbucks Corp.	64,102	7,028,143
The Restaurant Group PLC (b)	1,271,237	1,347,473
Tosho Co. Ltd.	5,000	74,048
		398,142,419
Household Durables - 0.5%
Cuckoo Holdings Co. Ltd.	111,735	1,714,017
ES-Con Japan Ltd.	25,000	165,878
FJ Next Co. Ltd.	600,000	5,164,772
GoPro, Inc. Class A (b)(c)	1,146,400	11,464,000
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	750,013	4,072,789
Haseko Corp.	25,000	296,930
Helen of Troy Ltd. (b)(c)	160,900	38,696,450
Hinokiya Holdings Co. Ltd.	25,000	468,439
Installed Building Products, Inc.	1,430	184,599
Lennar Corp. Class A	525,300	55,182,765
Mohawk Industries, Inc. (b)	207,261	34,792,904
Open House Co. Ltd.	5,000	284,868
Portmeirion Group PLC (b)	23,413	211,739
Pressance Corp.	1,225,100	18,576,736
PulteGroup, Inc.	1,015,500	50,805,465
Sony Group Corp. sponsored ADR	103,900	12,660,215
Taylor Morrison Home Corp. (b)	14,340	445,400
Tempur Sealy International, Inc.	39,390	1,687,468
Token Corp.	5,000	395,895
TopBuild Corp. (b)	1,810	488,320
TRI Pointe Homes, Inc. (b)	12,860	321,114
Tupperware Brands Corp. (b)	1,800	28,152
Whirlpool Corp.	379,752	82,687,200
		320,796,115
Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (b)	246,800	31,474,404
Amazon.com, Inc. (b)	138,000	483,975,660
Aucfan Co. Ltd. (b)	25,000	124,961
Chewy, Inc. (b)(c)	34,700	2,368,622
eBay, Inc.	605,100	40,820,046
Global-e Online Ltd. (c)	84,700	5,627,468
Hyundai Home Shopping Network Corp.	4,861	251,435
Locondo, Inc.	10,000	100,677
Moneysupermarket.com Group PLC	400,000	1,070,344
Oisix Ra Daichi, Inc. (b)	5,000	147,742
Papyless Co. Ltd.	100,000	983,766
Porch Group, Inc. Class A (b)(c)	617,932	13,001,289
Syuppin Co. Ltd.	5,000	43,040
The RealReal, Inc. (b)(c)	762,400	11,870,568
Vipshop Holdings Ltd. ADR (b)	25,000	244,250
		592,104,272
Leisure Products - 0.0%
Brunswick Corp.	341,182	32,040,402
Clarus Corp.	4,580	120,866
		32,161,268
Multiline Retail - 0.1%
Big Lots, Inc. (c)	250,000	10,845,000
Dollar General Corp.	276,900	61,277,970
Europris ASA (a)	5,000	34,662
Macy's, Inc.	50,000	1,425,000
Max Stock Ltd.	250,000	924,031
Ollie's Bargain Outlet Holdings, Inc. (b)(c)	9,950	615,806
Ryohin Keikaku Co. Ltd.	10,000	162,339
		75,284,808
Specialty Retail - 1.0%
Academy Sports & Outdoors, Inc. (b)	17,890	798,252
America's Car Mart, Inc. (b)	1,310	128,563
American Eagle Outfitters, Inc. (c)	10,390	268,997
Arcland Sakamoto Co. Ltd.	100,000	1,467,687
AT-Group Co. Ltd.	225,000	2,641,438
Auto1 Group SE (a)	173,200	4,871,368
Bed Bath & Beyond, Inc. (b)(c)	350,000	6,415,500
Best Buy Co., Inc.	784,000	83,778,240
Burlington Stores, Inc. (b)	146,600	42,972,858
Dick's Sporting Goods, Inc.	8,230	967,519
Dunelm Group PLC	200,000	3,574,906
Floor & Decor Holdings, Inc. Class A (b)	203,600	26,246,076
Foot Locker, Inc.	1,100,000	50,204,000
Genesco, Inc. (b)	25,000	1,580,000
Hour Glass Ltd.	1,871,200	2,961,996
JB Hi-Fi Ltd.	5,000	171,761
JD Sports Fashion PLC	4,375,000	12,969,506
Kid ASA (a)	25,000	307,920
Ku Holdings Co. Ltd.	100,000	826,293
Lithia Motors, Inc. Class A (sub. vtg.)	1,800	524,394
Lookers PLC (b)	828,728	643,665
Lowe's Companies, Inc.	383,208	93,728,845
Mandarake, Inc.	43,600	223,333
Sally Beauty Holdings, Inc. (b)	1,038,800	20,350,092
Samse SA	4,000	900,475
The Children's Place, Inc. (b)	2,930	253,533
The Container Store Group, Inc. (b)	14,440	167,937
The Home Depot, Inc.	380,600	152,472,166
TJX Companies, Inc.	960,400	66,651,760
Tokatsu Holdings Co. Ltd.	18,700	67,663
Ulta Beauty, Inc. (b)	168,500	64,695,575
Urban Outfitters, Inc. (b)	350,000	11,084,500
		654,916,818
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (b)	125,000	7,402,500
Carter's, Inc.	110,000	11,113,300
Columbia Sportswear Co.	351,500	34,281,795
Crocs, Inc. (b)	8,360	1,371,207
Deckers Outdoor Corp. (b)	109,455	44,373,057
Embry Holdings Ltd.	280,000	36,625
Fossil Group, Inc. (b)	30,000	358,500
G-III Apparel Group Ltd. (b)	258,190	7,652,752
Hagihara Industries, Inc.	25,000	293,272
Levi Strauss & Co. Class A	1,633,400	41,766,038
NIKE, Inc. Class B	705,500	119,398,820
PVH Corp.	207,100	22,114,138
Rocky Brands, Inc.	12,010	426,715
Seiren Co. Ltd.	10,000	201,088
Sitoy Group Holdings Ltd.	2,613,000	177,596
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	12,370	555,660
Steven Madden Ltd.	7,070	335,472
Tapestry, Inc.	997,200	40,007,664
Ted Baker PLC (b)	418,192	617,354
Wolverine World Wide, Inc.	14,070	437,999
		332,921,552

TOTAL CONSUMER DISCRETIONARY		2,926,451,831

CONSUMER STAPLES - 2.5%
Beverages - 0.4%
Anheuser-Busch InBev SA NV ADR (c)	20,600	1,147,832
Britvic PLC	500,000	5,918,277
Diageo PLC sponsored ADR	174,805	35,515,132
Keurig Dr. Pepper, Inc.	548,500	18,643,515
Monster Beverage Corp. (b)	551,600	46,213,048
Primo Water Corp.	14,400	239,328
The Coca-Cola Co.	3,633,486	190,576,341
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	690,621	1,223,953
		299,477,426
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	380,000	13,975,028
Amsterdam Commodities NV (b)	40,700	1,100,865
Belc Co. Ltd.	15,000	698,014
BJ's Wholesale Club Holdings, Inc. (b)	14,070	930,731
Costco Wholesale Corp.	19,600	10,571,848
Daiichi Co. Ltd.	10,000	76,702
G-7 Holdings, Inc.	443,600	6,491,037
Grocery Outlet Holding Corp. (b)	6,900	199,824
Halows Co. Ltd.	77,768	1,821,134
Natural Grocers by Vitamin Cottage, Inc.	50,000	643,000
Nihon Chouzai Co. Ltd.	13,400	150,200
Ocado Group PLC (b)	30,400	725,929
OM2 Network Co. Ltd.	70,900	733,870
Performance Food Group Co. (b)	828,869	33,411,709
Qol Holdings Co. Ltd.	425,000	5,192,418
Retail Partners Co. Ltd.	154,400	1,655,530
Sapporo Clinical Laboratory	15,000	169,992
Satoh & Co. Ltd.	12,300	162,027
Sprouts Farmers Market LLC (b)(c)	1,500,000	39,690,000
Sundrug Co. Ltd.	1,000	26,443
Sysco Corp.	1,452,955	101,764,968
U.S. Foods Holding Corp. (b)	2,277,870	71,570,675
Walgreens Boots Alliance, Inc.	1,325,000	59,360,000
Walmart, Inc.	959,200	134,892,296
YAKUODO Holdings Co. Ltd.	85,000	1,607,732
Yaoko Co. Ltd.	2,000	118,370
		487,740,342
Food Products - 0.3%
Armanino Foods of Distinction	10,000	33,400
Axyz Co. Ltd.	30,000	832,043
Bunge Ltd.	273,400	23,668,238
Darling Ingredients, Inc. (b)	4,140	279,533
Delsole Corp.	65,000	309,948
Freshpet, Inc. (b)	175,100	18,914,302
Ingredion, Inc.	175,000	16,297,750
Kaneko Seeds Co. Ltd.	88,900	1,060,178
Lamb Weston Holdings, Inc.	138,450	7,188,324
LDC SA	10,059	1,079,188
Lotte Samkang Co. Ltd.	1,500	403,785
Mondelez International, Inc.	1,355,000	79,863,700
Origin Enterprises PLC	179,000	705,439
Pickles Corp.	100,000	1,561,463
Prima Meat Packers Ltd.	20,000	419,516
S Foods, Inc.	200,000	5,812,359
Shinobu Food Products Co. Ltd.	50,000	289,291
Sunjuice Holdings Co. Ltd.	50,000	643,511
SunOpta, Inc. (b)	15,510	92,595
Toyo Sugar Refining Co. Ltd.	39,400	392,832
Tyson Foods, Inc. Class A	559,700	44,193,912
Whole Earth Brands, Inc. Class A (b)(c)	54,290	573,302
		204,614,609
Household Products - 0.7%
Central Garden & Pet Co. Class A (non-vtg.) (b)	1,400	60,690
Colgate-Palmolive Co.	11,200	840,224
Energizer Holdings, Inc.	5,440	202,314
Procter & Gamble Co.	2,156,600	311,801,228
Reckitt Benckiser Group PLC	551,800	44,697,487
Reynolds Consumer Products, Inc. (c)	5,000	145,900
Spectrum Brands Holdings, Inc.	556,473	55,702,947
The Clorox Co.	187,800	30,583,230
Transaction Co. Ltd.	75,000	641,615
		444,675,635
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	249,100	82,718,637
Hengan International Group Co. Ltd.	1,100,000	5,310,977
Herbalife Nutrition Ltd. (b)	150,000	5,604,000
The Beauty Health Co. (c)	500,000	12,980,000
USANA Health Sciences, Inc. (b)	1,000	99,720
		106,713,334
Tobacco - 0.2%
Altria Group, Inc.	3,425,381	146,058,246
KT&G Corp.	40,099	2,775,662
Scandinavian Tobacco Group A/S (a)	32,565	598,384
Swedish Match Co. AB	981,600	7,170,781
		156,603,073

TOTAL CONSUMER STAPLES		1,699,824,419

ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Aspen Aerogels, Inc. (b)	6,740	385,258
Baker Hughes Co. Class A	130,900	3,055,206
Cactus, Inc.	5,820	212,430
Championx Corp. (b)	34,800	710,268
Halliburton Co.	780,100	16,842,359
Helix Energy Solutions Group, Inc. (b)	14,230	43,259
High Arctic Energy Services, Inc.	362,600	425,770
Liberty Oilfield Services, Inc. Class A (b)	520,709	4,790,523
Natural Gas Services Group, Inc. (b)	27,390	291,977
Oceaneering International, Inc. (b)	287,508	3,073,461
Schlumberger Ltd.	173,000	4,961,640
Subsea 7 SA	1,121,800	7,875,936
Weatherford International PLC (b)	102,400	2,944,000
		45,612,087
Oil, Gas & Consumable Fuels - 2.0%
Africa Oil Corp. (b)(c)	3,743,500	5,333,414
Antero Resources Corp. (b)	356,680	6,263,301
APA Corp.	710,500	18,309,585
ARC Resources Ltd.	5,540	48,615
Baytex Energy Corp. (b)(c)	2,463,500	7,096,700
Bonterra Energy Corp. (b)	218,300	963,804
Canadian Natural Resources Ltd. (c)	918,100	37,544,752
Cenovus Energy, Inc.:
warrants 1/1/26 (b)	117,180	845,747
(Canada)	7,410,754	87,946,323
China Petroleum & Chemical Corp.:
(H Shares)	31,000,100	13,513,242
sponsored ADR (H Shares)	9,600	420,000
Civitas Resources, Inc. (c)	95,065	4,858,772
Clean Energy Fuels Corp. (b)(c)	18,170	130,279
CNX Resources Corp. (b)(c)	259,630	3,541,353
ConocoPhillips Co.	118,400	8,303,392
Delek U.S. Holdings, Inc. (b)	550,000	8,624,000
Diamondback Energy, Inc.	382,900	40,866,917
Enterprise Products Partners LP	400,000	8,556,000
EQT Corp. (b)	1,400,000	27,202,000
Exxon Mobil Corp.	8,829,845	528,377,925
Frontline Ltd. (NY Shares) (b)(c)	10,000	68,500
Genesis Energy LP	1,011,900	10,210,071
Harbour Energy PLC (b)	2,730,370	14,278,097
Headwater Exploration, Inc. (b)	254,000	906,681
Hess Corp.	1,689,763	125,921,139
Imperial Oil Ltd.	478,900	15,831,498
Iwatani Corp.	30,000	1,520,768
Kosmos Energy Ltd. (b)	6,769,727	24,777,201
Magnolia Oil & Gas Corp. Class A	2,339,360	44,377,659
Marathon Oil Corp.	450,000	6,970,500
MEG Energy Corp. (b)	2,211,425	18,003,695
Motor Oil (HELLAS) Corinth Refineries SA	111,300	1,691,419
Murphy Oil Corp.	572,037	15,204,743
National Energy Services Reunited Corp. (b)	55,430	549,311
Oil & Natural Gas Corp. Ltd.	17,750,000	33,585,553
Oil India Ltd.	2,300,000	6,481,957
Ovintiv, Inc.	12,410	431,372
Parex Resources, Inc.	1,848,500	29,635,039
PDC Energy, Inc.	1,340	67,576
Petronet LNG Ltd.	1,500,000	4,391,145
Phillips 66 Co.	536,368	37,100,575
Range Resources Corp. (b)	1,964,330	38,422,295
Renewable Energy Group, Inc. (b)(c)	5,000	238,900
Sinopec Kantons Holdings Ltd.	5,064,000	1,844,288
Southwestern Energy Co. (b)	6,250,084	28,000,376
Star Petroleum Refining PCL (b)	2,366,800	632,740
Thai Oil PCL (For. Reg.)	468,100	646,566
Total SA sponsored ADR	750,000	34,492,500
Tourmaline Oil Corp.	1,065,000	35,440,252
Tsakos Energy Navigation Ltd. (c)	10,000	72,700
Unit Corp. warrants 9/3/27 (b)(c)(d)	55,938	65,468
Valero Energy Corp.	177,000	11,848,380
Whiting Petroleum Corp. (b)	220,311	14,251,919
Whiting Petroleum Corp.:
warrants 9/1/24 (b)	1,220	12,786
warrants 9/1/25 (b)	610	6,283
		1,366,726,073

TOTAL ENERGY		1,412,338,160

FINANCIALS - 6.7%
Banks - 3.1%
Arrow Financial Corp.	70,000	2,415,000
Associated Banc-Corp.	2,278,100	49,890,390
Bancorp, Inc., Delaware (b)	19,530	552,113
Bank of America Corp. (e)	12,142,473	539,975,774
Bank OZK	19,510	872,292
Bank7 Corp.	10,000	229,900
BankUnited, Inc.	870,848	34,520,415
Byline Bancorp, Inc.	7,100	184,387
Camden National Corp.	4,490	205,732
Chesapeake Financial Shares, Inc.	5,000	147,800
Citizens Financial Group, Inc.	466,012	22,028,387
Citizens Financial Services, Inc.	5,010	303,305
CNB Financial Corp., Pennsylvania (c)	125,000	3,293,750
Comerica, Inc.	131,500	10,852,695
Credit Agricole Atlantique Vendee	7,800	796,846
Cullen/Frost Bankers, Inc.	134,600	16,944,794
Eagle Bancorp, Inc. (c)	65,000	3,662,750
East West Bancorp, Inc.	5,000	385,000
EFG Eurobank Ergasias SA (b)	8,216,400	8,190,715
Embassy Bancorp, Inc.	5,000	99,000
Enterprise Bancorp, Inc.	5,000	197,100
First Foundation, Inc.	47,840	1,216,093
First Horizon National Corp.	3,066,670	49,465,387
First Northwest Bancorp	21,710	396,208
First of Long Island Corp.	49,800	1,043,310
FNB Corp., Pennsylvania	127,720	1,489,215
Great Southern Bancorp, Inc.	70,000	3,894,100
Gunma Bank Ltd.	468,400	1,371,614
Hanmi Financial Corp.	26,030	584,894
Hirogin Holdings, Inc.	65,700	361,529
Independent Bank Corp.	4,820	108,691
JPMorgan Chase & Co.	1,914,173	304,028,098
M&T Bank Corp.	627,698	92,026,804
NIBC Holding NV (a)(c)	15,000	119,081
Nicolet Bankshares, Inc. (b)(c)	30,000	2,139,300
Northrim Bancorp, Inc.	10,000	405,500
Ogaki Kyoritsu Bank Ltd.	51,400	805,320
Old Second Bancorp, Inc.	3,400	41,990
Orrstown Financial Services, Inc.	8,200	191,880
PacWest Bancorp	1,407,539	62,973,295
Parke Bancorp, Inc.	10,000	205,000
Piraeus Financial Holdings SA (b)	3,013,900	4,361,450
Plumas Bancorp	145,000	4,957,550
PNC Financial Services Group, Inc.	1,129,203	222,452,991
Professional Holdings Corp. (A Shares) (b)(c)	11,590	220,674
Sbanken ASA (a)	149,998	1,567,221
Seven Bank Ltd.	500,000	1,008,537
Shinsei Bank Ltd. (c)	82,500	1,391,952
Signature Bank	31,400	9,492,220
Silvergate Capital Corp. (b)	82,200	16,808,256
Societe Generale Series A	370,461	11,527,747
Standard Chartered PLC (United Kingdom)	843,500	4,668,985
Sterling Bancorp	53,110	1,317,659
SVB Financial Group (b)	30,700	21,254,531
Texas Capital Bancshares, Inc. (b)	160,000	9,011,200
The Bank of NT Butterfield & Son Ltd.	23,770	875,449
The Bank of Princeton	5,000	149,050
The Keiyo Bank Ltd.	148,400	554,030
The San-In Godo Bank Ltd.	142,300	710,021
Truist Financial Corp.	1,001,842	59,419,249
U.S. Bancorp	857,740	47,467,332
UniCredit SpA	606,800	7,326,388
Union Bankshares, Inc. (c)	30,000	939,000
United Community Bank, Inc.	18,440	631,939
Univest Corp. of Pennsylvania	32,230	888,581
Washington Trust Bancorp, Inc.	190,000	10,222,000
Wells Fargo & Co.	10,368,117	495,388,630
West Bancorp., Inc. (c)	25,000	775,750
Western Alliance Bancorp.	3,770	413,871
Yamaguchi Financial Group, Inc.	127,800	702,117
		2,155,119,834
Capital Markets - 1.2%
Affiliated Managers Group, Inc.	292,100	49,694,973
Bank of New York Mellon Corp.	1,652,950	90,565,131
BlackRock, Inc. Class A	81,975	74,155,405
BrightSphere Investment Group, Inc.	26,840	806,005
Cboe Global Markets, Inc.	97,600	12,584,544
CI Financial Corp.	2,250,000	49,598,810
CME Group, Inc.	88,500	19,516,020
Cowen Group, Inc. Class A	11,320	400,502
Daou Data Corp.	1,000	10,987
Federated Hermes, Inc. (c)	250,000	8,427,500
Focus Financial Partners, Inc. Class A (b)	9,100	560,014
Goldman Sachs Group, Inc.	51,824	19,744,426
Hennessy Advisors, Inc. (c)	10,000	106,700
Intercontinental Exchange, Inc.	348,700	45,582,064
Invesco Ltd.	764,300	17,066,819
KKR & Co. LP	528,607	39,354,791
Lazard Ltd. Class A	991,063	42,239,105
Morgan Stanley	915,443	86,802,305
Northern Trust Corp.	1,052,266	121,747,176
Patria Investments Ltd.	27,310	466,455
Perella Weinberg Partners Class A (c)	18,160	216,467
Raymond James Financial, Inc.	204,859	20,135,591
State Street Corp. (e)	1,168,476	103,959,310
StepStone Group, Inc. Class A	238,299	9,858,430
Van Lanschot NV (Bearer)	5,800	137,476
Virtu Financial, Inc. Class A	140,789	3,967,434
Virtus Investment Partners, Inc.	2,050	609,629
		818,314,069
Consumer Finance - 0.6%
Aeon Credit Service (Asia) Co. Ltd.	5,000,000	3,135,419
Ally Financial, Inc.	363,900	16,677,537
American Express Co.	245,217	37,346,549
Capital One Financial Corp.	420,635	59,111,837
Discover Financial Services	1,098,948	118,521,542
First Cash Financial Services, Inc.	442,096	28,223,409
Navient Corp.	150,000	2,959,500
OneMain Holdings, Inc.	1,375,359	68,479,125
Santander Consumer U.S.A. Holdings, Inc.	175,000	7,306,250
Shriram Transport Finance Co. Ltd.	188,146	3,524,167
Synchrony Financial	1,250,000	55,987,500
		401,272,835
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc.:
Class A (b)	2	833,752
Class B (b)	1,035,559	286,528,820
BFF Bank SpA (a)	693,800	5,224,608
Cannae Holdings, Inc. (b)	8,120	240,108
Fuyo General Lease Co. Ltd.	100,000	6,352,015
Jackson Financial, Inc. (c)	1,300,000	41,158,000
Local Bounti Corp. (f)	364,047	2,152,610
WeWork, Inc. (b)	209,650	1,821,859
Zenkoku Hosho Co. Ltd.	100,000	4,388,021
		348,699,793
Insurance - 1.0%
AFLAC, Inc.	1,300,000	70,382,000
AIA Group Ltd.	272,600	2,869,783
American International Group, Inc.	479,100	25,200,660
Arthur J. Gallagher & Co.	165,209	26,912,546
ASR Nederland NV	150,000	6,418,439
Assurant, Inc.	234,930	35,732,853
Axis Capital Holdings Ltd.	14,330	711,914
BRP Group, Inc. (b)(c)	745,030	27,595,911
Chubb Ltd.	555,966	99,779,218
Db Insurance Co. Ltd.	600,000	27,282,408
Enstar Group Ltd. (b)	1,280	285,568
Hartford Financial Services Group, Inc.	516,159	34,118,110
Hyundai Fire & Marine Insurance Co. Ltd.	435,000	8,456,025
Investors Title Co.	6,000	1,296,000
Legal & General Group PLC	100,000	374,913
Marsh & McLennan Companies, Inc.	226,100	37,084,922
NN Group NV	150,203	7,484,969
Primerica, Inc.	268,700	39,539,205
Prudential Financial, Inc.	100,000	10,226,000
Prudential PLC (b)	155,200	2,621,524
Qualitas Controladora S.A.B. de CV	49,200	214,835
Reinsurance Group of America, Inc.	147,750	14,022,953
Selectquote, Inc. (b)(c)	50,000	450,000
Sul America SA unit	10,803	47,963
The Travelers Companies, Inc.	1,160,745	170,571,478
Willis Towers Watson PLC	242,600	54,788,784
		704,468,981
Mortgage Real Estate Investment Trusts - 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,670	151,870
New Residential Investment Corp.	4,340,700	46,141,641
Redwood Trust, Inc.	26,250	336,525
		46,630,036
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	188,500	1,140,656
Axos Financial, Inc. (b)	55,000	3,113,550
Bridgewater Bancshares, Inc. (b)	17,010	290,701
Enact Holdings, Inc.	300,000	6,228,000
Equitable Group, Inc.	50,000	2,919,097
Essent Group Ltd.	1,105,750	45,977,085
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	35,000	4,260,200
Genworth Mortgage Insurance Ltd.	600,000	958,070
Greene County Bancorp, Inc.	205,000	6,929,000
MGIC Investment Corp.	3,196,775	45,074,528
NMI Holdings, Inc. (b)	44,470	871,612
Radian Group, Inc.	736,342	14,999,287
Sangsangin Co. Ltd. (b)	35,000	227,480
Southern Missouri Bancorp, Inc.	35,000	1,869,350
		134,858,616

TOTAL FINANCIALS		4,609,364,164

HEALTH CARE - 6.2%
Biotechnology - 0.9%
89Bio, Inc. (b)(c)	8,550	112,946
ADC Therapeutics SA (b)(c)	235,800	5,248,908
Agios Pharmaceuticals, Inc. (b)(c)	134,700	4,798,014
Akouos, Inc. (b)(c)	420	3,230
Allakos, Inc. (b)	1,600	125,360
Alnylam Pharmaceuticals, Inc. (b)	176,100	32,367,180
Ambrx Biopharma, Inc. ADR	132,050	1,234,668
Arcutis Biotherapeutics, Inc. (b)	174,120	2,885,168
Argenx SE ADR (b)	90,910	25,382,981
Ascendis Pharma A/S sponsored ADR (b)	132,513	18,156,931
Atara Biotherapeutics, Inc. (b)	280,000	5,009,200
Aurinia Pharmaceuticals, Inc. (b)	14,750	277,890
Avid Bioservices, Inc. (b)(c)	321,520	9,825,651
BioAtla, Inc.	100,230	2,530,808
BioCryst Pharmaceuticals, Inc. (b)(c)	1,383,500	16,685,010
Blueprint Medicines Corp. (b)	399,848	38,465,378
Bolt Biotherapeutics, Inc.	3,600	33,372
Cell Biotech Co. Ltd.	75,959	1,226,201
Celldex Therapeutics, Inc. (b)	492,319	18,757,354
Century Therapeutics, Inc. (c)	166,390	3,179,713
Cerevel Therapeutics Holdings (b)	6,530	203,671
Connect Biopharma Holdings Ltd. ADR (c)	400	1,740
Crinetics Pharmaceuticals, Inc. (b)	153,900	4,204,548
Cytokinetics, Inc. (b)	244,890	9,633,973
Erasca, Inc. (c)	336,260	4,764,804
Essex Bio-Technology Ltd.	700,000	494,614
Exelixis, Inc. (b)	228,000	3,828,120
Forma Therapeutics Holdings, Inc. (b)(c)	1,680	24,343
Fusion Pharmaceuticals, Inc. (b)(c)	450	2,610
Generation Bio Co. (b)(c)	130,660	2,243,432
Gilead Sciences, Inc.	325,000	22,402,250
Global Blood Therapeutics, Inc. (b)	15,370	434,356
Graphite Bio, Inc. (c)	930	8,389
Gritstone Bio, Inc. (b)	138,500	1,828,200
Heron Therapeutics, Inc. (b)(c)	29,900	282,555
Imago BioSciences, Inc. (c)	115,000	2,572,550
ImmunoGen, Inc. (b)	3,860,750	23,820,828
Innovent Biologics, Inc. (a)(b)	1,280,000	11,383,432
Insmed, Inc. (b)(c)	221,600	6,098,432
Instil Bio, Inc. (c)	220,190	4,839,776
Intercept Pharmaceuticals, Inc. (b)(c)	367,582	6,326,086
Iovance Biotherapeutics, Inc. (b)	7,180	134,410
Kalvista Pharmaceuticals, Inc. (b)	10,170	147,465
Kinnate Biopharma, Inc. (c)	230	4,595
Krystal Biotech, Inc. (b)(c)	234,270	18,870,449
Kura Oncology, Inc. (b)	8,330	116,287
Macrogenics, Inc. (b)	9,960	175,296
Mirati Therapeutics, Inc. (b)	80,850	11,057,855
Natera, Inc. (b)	376,700	34,452,982
Nuvalent, Inc. Class A (c)	128,000	2,730,240
ORIC Pharmaceuticals, Inc. (b)	1,320	18,269
Poseida Therapeutics, Inc. (b)(c)	2,900	20,155
Prelude Therapeutics, Inc. (b)(c)	16,180	231,212
PTC Therapeutics, Inc. (b)	220,920	8,209,387
RAPT Therapeutics, Inc. (b)	490,790	16,024,294
Regeneron Pharmaceuticals, Inc. (b)	218,900	139,336,417
Relay Therapeutics, Inc. (b)(c)	225,380	6,630,680
Repare Therapeutics, Inc. (b)	100	2,347
Revolution Medicines, Inc. (b)	10,180	281,579
Sarepta Therapeutics, Inc. (b)	91,500	7,394,115
Scholar Rock Holding Corp. (b)(c)	190	5,045
Shattuck Labs, Inc. (b)(c)	152,300	1,291,504
Stoke Therapeutics, Inc. (b)(c)	17,010	423,549
TG Therapeutics, Inc. (b)(c)	317,550	4,826,760
United Therapeutics Corp. (b)	75,000	14,212,500
Vaxcyte, Inc. (b)	102,400	2,086,912
Vertex Pharmaceuticals, Inc. (b)	62,600	11,702,444
Verve Therapeutics, Inc.	106,600	3,632,928
Xencor, Inc. (b)	180,000	6,519,600
Zentalis Pharmaceuticals, Inc. (b)(c)	162,580	13,339,689
Zymeworks, Inc. (b)	160,000	3,217,600
		598,801,237
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	50,100	6,301,077
Axonics Modulation Technologies, Inc. (b)(c)	629,200	34,234,772
Becton, Dickinson & Co.	69,725	16,534,587
Boston Scientific Corp. (b)	4,263,709	162,319,402
Butterfly Network, Inc. Class A (b)(c)	1,244,160	8,771,328
DexCom, Inc. (b)	10,800	6,075,972
Envista Holdings Corp. (b)	425,984	16,528,179
Fukuda Denshi Co. Ltd.	125,000	9,112,222
Heska Corp. (b)	1,920	309,043
Hologic, Inc. (b)	210,000	15,693,300
InBody Co. Ltd.	215,000	4,015,872
Inogen, Inc. (b)	4,690	143,280
Insulet Corp. (b)	145,428	41,947,252
Intuitive Surgical, Inc. (b)	25,800	8,367,972
iRhythm Technologies, Inc. (b)(c)	1,909	201,590
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	239,100	8,411,538
Masimo Corp. (b)	30,000	8,343,600
Meridian Bioscience, Inc. (b)	30,000	597,300
Penumbra, Inc. (b)	162,000	39,795,300
Pulmonx Corp. (b)	60	1,938
Tandem Diabetes Care, Inc. (b)(c)	384,260	49,385,095
Value Added Technology Co. Ltd.	150,000	4,158,285
Vieworks Co. Ltd.	375,000	11,251,458
ViewRay, Inc. (b)	5,953,910	30,603,097
		483,103,459
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (b)	5,690	319,607
Addus HomeCare Corp. (b)(c)	3,870	337,541
agilon health, Inc.	360,000	7,920,000
Alignment Healthcare, Inc. (c)	500,000	8,105,000
AMN Healthcare Services, Inc. (b)	6,720	766,147
Anthem, Inc.	385,000	156,398,550
Cano Health, Inc. (b)	1,000,000	9,340,000
Cardinal Health, Inc.	569,727	26,338,479
Centene Corp. (b)	2,771,900	197,941,379
Cigna Corp.	1,446,055	277,497,955
Covetrus, Inc. (b)	139,200	2,502,816
CVS Health Corp.	1,484,038	132,168,424
Guardant Health, Inc. (b)	49,100	5,161,392
Hanger, Inc. (b)	11,660	196,704
HCA Holdings, Inc.	95,000	21,431,050
Humana, Inc.	405,600	170,234,376
Laboratory Corp. of America Holdings (b)	50,000	14,266,500
LHC Group, Inc. (b)	3,740	429,053
LifeStance Health Group, Inc. (c)	500,000	3,970,000
McKesson Corp.	340,774	73,866,172
MEDNAX, Inc. (b)	1,211,850	29,763,036
Modivcare, Inc. (b)	1,640	224,729
Oak Street Health, Inc. (b)	185,000	5,725,750
Option Care Health, Inc. (b)	37,370	945,835
Owens & Minor, Inc.	40,140	1,605,600
Progyny, Inc. (b)	651,010	33,051,778
Quest Diagnostics, Inc.	3,700	550,116
R1 RCM, Inc. (b)	56,670	1,349,879
RadNet, Inc. (b)	12,020	324,059
Rede D'Oregon Sao Luiz SA (a)	800,000	7,139,287
Sinopharm Group Co. Ltd. (H Shares)	4,000,000	8,689,408
Surgery Partners, Inc. (b)	190,530	8,451,911
Tenet Healthcare Corp. (b)	6,670	486,043
The Ensign Group, Inc.	700	53,431
Tokai Corp.	150,000	2,586,367
UnitedHealth Group, Inc.	1,074,030	477,105,607
Universal Health Services, Inc. Class B	500,000	59,365,000
		1,746,608,981
Health Care Technology - 0.1%
Definitive Healthcare Corp. (c)	60,000	1,758,600
Doximity, Inc.	65,000	4,397,250
Evolent Health, Inc. (b)	197,030	5,122,780
GPI SpA (c)	10,000	154,805
Health Catalyst, Inc. (b)(c)	2,200	95,458
Inspire Medical Systems, Inc. (b)	460	102,704
Omnicell, Inc. (b)(c)	5,330	943,410
Phreesia, Inc. (b)(c)	676,630	39,028,018
		51,603,025
Life Sciences Tools & Services - 0.6%
Avantor, Inc. (b)	1,642,500	64,845,900
Bio-Rad Laboratories, Inc. Class A (b)	40,800	30,730,560
Bruker Corp. (c)	737,530	59,732,555
Charles River Laboratories International, Inc. (b)	47,000	17,195,890
Danaher Corp.	359,800	115,726,072
ICON PLC (b)	5,200	1,406,444
Lonza Group AG	24,000	19,423,779
Quanterix Corp. (b)	4,650	185,861
Sartorius Stedim Biotech	28,000	16,556,953
Seer, Inc.	80	1,785
Syneos Health, Inc. (b)	9,970	968,685
Thermo Fisher Scientific, Inc.	108,500	68,662,055
		395,436,539
Pharmaceuticals - 1.4%
Antares Pharma, Inc. (b)	45,470	146,868
Arvinas Holding Co. LLC (b)	634,990	48,011,594
AstraZeneca PLC:
(United Kingdom)	228,000	24,996,745
sponsored ADR	1,305,920	71,603,594
Bayer AG	1,013,308	51,162,055
Bristol-Myers Squibb Co.	4,237,561	227,260,396
Dai Han Pharmaceutical Co. Ltd.	25,000	552,536
Daito Pharmaceutical Co. Ltd.	90,600	2,277,123
Dawnrays Pharmaceutical Holdings Ltd.	8,622,000	1,879,636
Eli Lilly & Co.	434,800	107,847,792
Faes Farma SA	100,000	374,707
Fuji Pharma Co. Ltd.	5,000	47,773
Genomma Lab Internacional SA de CV	1,000,000	837,123
GlaxoSmithKline PLC sponsored ADR (c)	1,801,859	74,092,442
Humedix Co. Ltd.	10,000	196,927
Huons Co. Ltd.	10,000	384,557
Jazz Pharmaceuticals PLC (b)	125,000	14,983,750
Johnson & Johnson	484,389	75,530,777
Kaken Pharmaceutical Co. Ltd.	2,000	71,571
Nektar Therapeutics (b)	252,430	2,842,362
Nippon Chemiphar Co. Ltd.	40,100	724,060
Pliant Therapeutics, Inc. (b)(c)	180,200	2,555,236
Reata Pharmaceuticals, Inc. (b)(c)	241,840	20,701,504
Roche Holding AG (participation certificate)	312,146	121,865,029
Royalty Pharma PLC	560,000	22,271,200
Sanofi SA sponsored ADR	1,628,250	77,455,853
UCB SA	71,000	7,741,299
Viatris, Inc.	63,300	779,223
		959,193,732

TOTAL HEALTH CARE		4,234,746,973

INDUSTRIALS - 5.2%
Aerospace & Defense - 0.7%
AerSale Corp. (c)	3,390	61,325
Airbus Group NV (b)	456,498	50,954,313
General Dynamics Corp.	78,927	14,914,835
HEICO Corp. Class A	374,646	46,531,033
Huntington Ingalls Industries, Inc.	60,931	10,815,862
Kratos Defense & Security Solutions, Inc. (b)	15,000	295,650
L3Harris Technologies, Inc.	242,200	50,639,176
Lockheed Martin Corp.	122,000	40,665,040
Magellan Aerospace Corp.	50,000	369,095
Maxar Technologies, Inc. (c)	29,500	812,135
Mercury Systems, Inc. (b)	5,370	262,862
MTU Aero Engines AG	27,400	5,125,712
Northrop Grumman Corp.	240,100	83,746,880
Raytheon Technologies Corp.	79,568	6,438,643
Rolls-Royce Holdings PLC (b)	6,547,000	10,680,422
Safran SA	31,700	3,540,692
The Boeing Co. (b)	730,597	144,548,616
Triumph Group, Inc. (b)	32,150	538,834
Vectrus, Inc. (b)	85,800	3,589,872
		474,530,997
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (b)	899,100	22,198,779
Deutsche Post AG	502,100	29,707,247
FedEx Corp.	134,383	30,957,812
Onelogix Group Ltd. (b)	574,686	91,585
Sinotrans Ltd. (H Shares)	1,000,000	320,595
United Parcel Service, Inc. Class B	617,660	122,525,214
		205,801,232
Airlines - 0.1%
Copa Holdings SA Class A (b)(c)	17,300	1,209,616
Delta Air Lines, Inc. (b)	635,400	23,001,480
Hawaiian Holdings, Inc. (b)(c)	50,000	914,000
JetBlue Airways Corp. (b)	1,956,400	26,254,888
Ryanair Holdings PLC sponsored ADR (b)	49,500	4,729,725
SkyWest, Inc. (b)	5,300	207,601
Spirit Airlines, Inc. (b)	4,490	93,886
		56,411,196
Building Products - 0.5%
Builders FirstSource, Inc. (b)	598,080	41,530,675
Carlisle Companies, Inc.	242,740	54,665,048
Fortune Brands Home & Security, Inc.	1,207,429	121,382,837
Johnson Controls International PLC	139,493	10,428,497
KVK Corp.	10,000	171,717
Nihon Dengi Co. Ltd.	171,800	5,851,550
Nihon Flush Co. Ltd.	350,078	3,298,386
Trane Technologies PLC	690,500	128,881,825
UFP Industries, Inc.	2,090	174,055
		366,384,590
Commercial Services & Supplies - 0.0%
ACV Auctions, Inc. Class A (b)(c)	545,700	11,557,926
Casella Waste Systems, Inc. Class A (b)	4,040	342,511
CoreCivic, Inc. (b)	200,000	2,154,000
CTS Co. Ltd.	5,000	34,458
Millerknoll, Inc.	4,340	164,660
Tetra Tech, Inc.	2,070	382,288
The Brink's Co.	19,250	1,177,330
VSE Corp.	20,054	1,097,756
		16,910,929
Construction & Engineering - 0.1%
API Group Corp. (b)	4,090	95,338
Boustead Projs. Pte Ltd.	2,180,500	1,589,973
Br Holding Corp.	50,000	156,146
Dai-Ichi Cutter Kogyo KK	25,000	280,665
Dycom Industries, Inc. (b)	7,170	670,252
IES Holdings, Inc. (b)	340	16,317
Kawasaki Setsubi Kogyo Co. Ltd.	35,000	124,165
Meisei Industrial Co. Ltd.	700,000	4,037,687
Primoris Services Corp.	325,000	7,286,500
Raiznext Corp.	550,800	5,462,439
Seikitokyu Kogyo Co. Ltd.	200,000	1,457,956
Shinnihon Corp.	25,000	164,772
Totetsu Kogyo Co. Ltd.	350,000	7,038,086
Watanabe Sato Co. Ltd.	20,000	552,926
Willscot Mobile Mini Holdings (b)	1,248,000	47,536,320
		76,469,542
Electrical Equipment - 0.6%
Acuity Brands, Inc.	147,752	29,749,865
Aichi Electric Co. Ltd.	231,450	5,649,317
AMETEK, Inc.	806,900	110,141,850
AQ Group AB (b)	1,000	31,723
Array Technologies, Inc. (b)	1,088,162	19,603,238
Atkore, Inc. (b)	11,650	1,240,725
BizLink Holding, Inc.	50,000	465,623
Emerson Electric Co.	682,500	59,950,800
FTC Solar, Inc.	290,900	2,490,104
Hubbell, Inc. Class B	78,060	15,276,342
Iwabuchi Corp.	8,700	422,551
Plug Power, Inc. (b)(c)	219,600	8,751,060
Regal Rexnord Corp.	264,200	41,770,020
Shoals Technologies Group, Inc. (c)	227,450	6,391,345
Sunrun, Inc. (b)	1,533,910	70,621,216
Terasaki Electric Co. Ltd.	33,600	328,762
Vertiv Holdings Co.	1,098,234	28,158,720
Vertiv Holdings LLC (b)(f)	600,000	15,384,000
		416,427,261
Industrial Conglomerates - 0.9%
3M Co.	99,403	16,902,486
General Electric Co.	4,367,845	414,901,597
Hitachi Ltd.	507,800	29,745,995
Reunert Ltd.	56,900	172,467
Roper Technologies, Inc.	217,700	101,045,455
Siemens AG	432,200	68,899,448
		631,667,448
Machinery - 1.1%
AGCO Corp.	364,100	40,127,461
Caterpillar, Inc.	364,500	70,476,075
Chart Industries, Inc. (b)	244,720	42,715,876
Clean & Science Co. Ltd.	5,000	78,602
Colfax Corp. (b)	987,700	45,868,788
Columbus McKinnon Corp. (NY Shares)	19,670	873,741
Crane Co.	12,870	1,242,470
Cummins, Inc.	28,942	6,070,585
Danieli & C. Officine Meccaniche SpA (c)	25,000	710,230
Ebara Jitsugyo Co. Ltd.	50,000	1,110,276
Epiroc AB (A Shares)	27,600	671,670
Estic Corp.	14,900	715,769
Flowserve Corp.	1,710,431	51,278,721
Fortive Corp.	1,352,924	99,940,496
Fukushima Industries Corp.	10,000	369,797
Haitian International Holdings Ltd.	900,000	2,469,864
Hy-Lok Corp.	14,316	185,729
IDEX Corp.	181,727	40,814,067
ITT, Inc.	1,014,780	95,977,892
John Bean Technologies Corp. (c)	1,080	170,392
Kito Corp.	10,000	155,173
Koike Sanso Kogyo Co. Ltd.	2,200	42,235
Mitsui Engineering & Shipbuilding Co. (b)	2,105,800	6,994,729
Nakanishi Manufacturing Co. Ltd.	30,000	303,623
Nansin Co. Ltd.	32,900	163,576
Oshkosh Corp.	644,000	69,294,400
Otis Worldwide Corp.	612,254	49,225,222
PACCAR, Inc.	39,000	3,253,380
Park-Ohio Holdings Corp.	50,000	1,055,500
Pentair PLC	642,700	47,360,563
Sakura Rubber Co. Ltd.	20,800	654,169
Semperit AG Holding	25,000	738,583
Shinwa Co. Ltd.	50,000	858,141
Stanley Black & Decker, Inc.	235,132	41,091,668
Takamatsu Machinery Co. Ltd.	25,000	156,589
The Hanshin Diesel Works Ltd.	4,500	68,395
Trinity Industrial Corp.	10,000	72,632
Westinghouse Air Brake Tech Co.	177,614	15,766,795
Yamada Corp.	25,000	519,972
		739,643,846
Marine - 0.0%
Genco Shipping & Trading Ltd.	295,300	4,550,573
Japan Transcity Corp.	280,300	1,373,789
		5,924,362
Professional Services - 0.2%
ABIST Co. Ltd.	57,385	1,397,628
Altech Corp.	125,000	2,067,944
Artner Co. Ltd.	10,000	72,986
ASGN, Inc. (b)	21,110	2,568,665
Bertrandt AG	55,000	3,661,442
Career Design Center Co. Ltd.	152,800	1,304,481
CBIZ, Inc. (b)	2,250	81,068
Clarivate Analytics PLC (b)	2,339,900	54,613,266
CRA International, Inc.	17,240	1,587,287
Creek & River Co. Ltd.	45,000	795,815
Dun & Bradstreet Holdings, Inc. (b)	531,300	10,094,700
Equifax, Inc.	32,000	8,916,800
Gakujo Co. Ltd.	268,800	2,565,888
ICF International, Inc.	7,990	772,953
Insperity, Inc.	7,150	827,541
KBR, Inc.	9,360	411,840
Kforce, Inc.	17,040	1,305,775
Mastech Digital, Inc. (b)	30,000	529,500
McMillan Shakespeare Ltd.	46,017	410,696
Outsourcing, Inc.	125,000	1,663,202
Quick Co. Ltd.	325,900	4,045,098
SaraminHR Co. Ltd.	112,438	3,658,668
SHL-JAPAN Ltd.	51,600	1,081,895
TriNet Group, Inc. (b)	5,390	540,617
Upwork, Inc. (b)	2,390	89,051
WDB Holdings Co. Ltd.	60,000	1,658,778
Will Group, Inc.	250,000	3,007,918
Willdan Group, Inc. (b)(c)	880	35,209
World Holdings Co. Ltd.	150,000	3,356,040
		113,122,751
Road & Rail - 0.5%
Autohellas SA	51,600	505,609
CSX Corp.	3,217,500	111,518,550
Daqin Railway Co. Ltd. (A Shares)	2,952,141	2,824,904
Hertz Global Holdings, Inc. (c)	4,300	103,888
Knight-Swift Transportation Holdings, Inc. Class A	691,985	39,616,141
Landstar System, Inc.	161,420	27,207,341
Lyft, Inc. (b)	247,183	10,038,102
Meitetsu Transport Co. Ltd.	32,200	664,311
NANSO Transport Co. Ltd.	90,000	863,892
Nikkon Holdings Co. Ltd.	150,000	2,631,486
Old Dominion Freight Lines, Inc.	339,300	120,509,181
Patriot Transportation Holding, Inc.	10,000	97,200
Ryder System, Inc.	27,864	2,314,941
Sakai Moving Service Co. Ltd.	10,000	371,124
SENKO Co. Ltd.	5,000	40,961
Stef SA	118,234	13,945,275
Tohbu Network Co. Ltd.	42,500	341,399
Uber Technologies, Inc. (b)	855,100	32,493,800
		366,088,105
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (b)	50,000	2,802,000
Air Lease Corp. Class A	653,500	26,525,565
Alconix Corp.	2,500	25,988
Applied Industrial Technologies, Inc.	9,260	880,070
Beacon Roofing Supply, Inc. (b)	12,720	634,855
Beijer Ref AB (B Shares)	86,700	1,721,402
Canox Corp.	81,539	908,914
Daiichi Jitsugyo Co. Ltd.	5,900	255,240
Green Cross Co. Ltd.	81,100	672,993
Itochu Corp.	1,850,200	52,912,238
Kamei Corp.	300,000	2,632,813
Mitani Shoji Co. Ltd.	226,400	3,487,083
Mitsubishi Corp.	400,000	11,893,783
Narasaki Sangyo Co. Ltd.	25,000	468,881
Nishikawa Keisoku Co. Ltd.	15,000	627,682
Rasa Corp. (b)	25,000	189,543
Sam Yung Trading Co. Ltd.	7,856	92,956
Shinsho Corp.	274,300	7,631,915
Totech Corp.	50,000	1,028,443
Triton International Ltd.	5,000	279,850
Univar, Inc. (b)	5,060	131,105
		115,803,319
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	200,400	1,230,394
Meiko Transportation Co. Ltd.	25,000	235,104
Qingdao Port International Co. Ltd. (H Shares) (a)	4,884,814	2,443,033
		3,908,531

TOTAL INDUSTRIALS		3,589,094,109

INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 0.2%
AudioCodes Ltd.	6,110	211,773
Cisco Systems, Inc.	2,271,000	124,541,640
Lumentum Holdings, Inc. (b)	4,590	398,274
		125,151,687
Electronic Equipment & Components - 0.6%
Advanced Energy Industries, Inc.	1,850	162,227
Ai Holdings Corp.	5,000	85,726
Avnet, Inc.	795,500	28,852,785
CDW Corp.	42,800	8,104,608
Cognex Corp.	344,700	26,628,075
Daido Signal Co. Ltd.	155,000	821,383
Daiwabo Holdings Co. Ltd.	250,000	4,000,973
Elematec Corp.	177,000	1,579,980
Flex Ltd. (b)	3,124,613	53,430,882
FLEXium Interconnect, Inc.	101,316	375,900
Hagiwara Electric Holdings Co. Ltd.	60,080	1,058,781
Hon Hai Precision Industry Co. Ltd. (Foxconn)	600,000	2,236,235
II-VI, Inc. (b)(c)	16,760	1,048,003
Insight Enterprises, Inc. (b)	91,848	9,058,050
Jabil, Inc.	1,866,597	109,121,261
Kingboard Chemical Holdings Ltd.	1,550,000	7,771,865
Kitron ASA	250,000	531,259
Makus, Inc. (g)	1,300,684	7,970,012
Methode Electronics, Inc. Class A	210,000	9,338,700
Mirion Technologies, Inc. (f)	1,430,613	15,250,335
New Cosmos Electric Co. Ltd.	20,000	362,720
PAX Global Technology Ltd.	11,000,000	8,562,452
Redington (India) Ltd.	1,034,288	2,025,194
Riken Kieki Co. Ltd.	110,000	5,225,815
ScanSource, Inc. (b)	119,631	3,738,469
TD SYNNEX Corp.	5,000	517,300
TE Connectivity Ltd.	561,800	86,477,874
Thinking Electronic Industries Co. Ltd.	700,000	3,792,240
TTM Technologies, Inc. (b)	56,920	784,358
Vontier Corp.	497,829	15,686,592
		414,600,054
IT Services - 1.3%
Amadeus IT Holding SA Class A (b)	234,000	14,981,992
Amdocs Ltd.	673,500	47,023,770
Asahi Intelligence Service Co.	35,000	377,140
Avant Corp.	300,000	3,559,075
Capgemini SA	159,100	36,826,847
CDS Co. Ltd.	10,000	144,911
Cielo SA	625,000	230,129
Cognizant Technology Solutions Corp. Class A	1,045,600	81,535,888
CSE Global Ltd.	1,349,925	479,802
Cyxtera Technologies, Inc. Class A (b)	50,160	497,086
Data Applications Co. Ltd.	20,000	297,253
DTS Corp.	275,000	5,758,615
DXC Technology Co. (b)	200,000	5,998,000
E-Credible Co. Ltd.	127,100	2,073,252
E-Guardian, Inc.	10,000	308,312
Edenred SA	401,159	17,979,799
Enea Data AB (b)	67,600	1,927,037
Euronet Worldwide, Inc. (b)	1,730	175,370
ExlService Holdings, Inc. (b)	5,290	687,012
FDM Group Holdings PLC	5,000	74,610
Fidelity National Information Services, Inc.	379,947	39,704,462
Fiserv, Inc. (b)	656,500	63,365,380
Future Corp.	35,000	1,255,585
Gartner, Inc. (b)	63,100	19,702,975
Genpact Ltd.	250,508	12,092,021
Global Payments, Inc.	131,632	15,669,473
GoDaddy, Inc. (b)	526,200	36,923,454
IBM Corp.	58,082	6,801,402
IFIS Japan Ltd.	30,000	171,451
Information Planning Co.	5,000	128,323
Kgmobilians Co. Ltd.	5,000	35,878
Korea Information & Communication Co. Ltd. (b)	250,407	1,801,048
MasterCard, Inc. Class A	374,786	118,027,607
Maximus, Inc.	6,670	503,252
MongoDB, Inc. Class A (b)	90,300	44,978,430
Nice Information & Telecom, Inc.	6,500	149,703
Payoneer Global, Inc.	219,400	1,700,350
PayPal Holdings, Inc. (b)	347,538	64,256,301
Sabre Corp. (b)(c)	1,533,800	11,549,514
Shift4 Payments, Inc. (b)	31,900	1,659,438
Snowflake Computing, Inc. (b)	6,000	2,040,900
Softcreate Co. Ltd.	5,000	193,966
Sysage Technology Co. Ltd.	50,000	68,475
TaskUs, Inc. (c)	70,950	3,160,823
TDC Soft, Inc.	250,000	2,638,563
Techmatrix Corp.	1,000	17,296
The Western Union Co.	50,000	791,000
Twilio, Inc. Class A (b)	49,100	14,049,965
Unisys Corp. (b)	561,603	10,198,710
Verra Mobility Corp. (b)	62,870	904,699
Visa, Inc. Class A (c)	951,874	184,444,625
WEX, Inc. (b)	214,800	27,155,016
Wix.com Ltd. (b)	14,900	2,276,720
WNS Holdings Ltd. sponsored ADR (b)	19,620	1,649,453
		911,002,158
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc. (b)	48,995	7,759,338
Analog Devices, Inc.	60,726	10,945,862
Applied Materials, Inc.	414,818	61,057,061
Cirrus Logic, Inc. (b)	219,780	17,621,960
indie Semiconductor, Inc. (c)	182,200	2,501,606
Intel Corp.	583,322	28,699,442
Lam Research Corp.	51,100	34,740,335
MACOM Technology Solutions Holdings, Inc. (b)	4,950	355,955
Marvell Technology, Inc.	538,011	38,290,243
Microchip Technology, Inc.	555,300	46,328,679
Micron Technology, Inc.	331,050	27,808,200
Nova Ltd. (b)(c)	2,130	273,812
NVIDIA Corp.	777,236	253,969,635
NXP Semiconductors NV	445,942	99,605,605
ON Semiconductor Corp. (b)	972,511	59,741,351
Qualcomm, Inc.	777,775	140,435,054
Renesas Electronics Corp. (b)	776,700	9,759,492
Semtech Corp. (b)	80,490	6,895,578
Sitronix Technology Corp.	100,000	1,013,962
SMART Global Holdings, Inc. (b)(c)	6,160	351,243
SolarEdge Technologies, Inc. (b)	99,300	32,546,568
Synaptics, Inc. (b)	1,050	296,352
Systems Technology, Inc.	100,000	1,512,872
Teradyne, Inc.	45,500	6,955,585
Topco Scientific Co. Ltd.	953,000	5,021,195
Universal Display Corp.	13,000	1,859,650
Xilinx, Inc.	83,471	19,068,950
		915,415,585
Software - 3.5%
8x8, Inc. (b)	10,500	226,275
Adobe, Inc. (b)	156,300	104,697,555
Altair Engineering, Inc. Class A (b)	1,530	113,909
Anaplan, Inc. (b)	1,109,700	47,506,257
Asiainfo Technologies Ltd. (a)	400,000	663,760
Autodesk, Inc. (b)	118,728	30,179,470
Avalara, Inc. (b)	23,000	3,212,640
AvidXchange Holdings, Inc.	153,700	3,283,032
Blackbaud, Inc. (b)(c)	479,033	36,147,830
Braze, Inc.	28,300	2,156,460
CCC Intelligent Solutions Holdings, Inc. (f)	134,385	1,726,847
Cerence, Inc. (b)(c)	4,130	310,493
Ceridian HCM Holding, Inc. (b)	458,600	50,170,840
Check Point Software Technologies Ltd. (b)	10,000	1,113,100
Cognyte Software Ltd.	617,319	12,574,788
Confluent, Inc.	23,700	1,849,074
Coupa Software, Inc. (b)	56,000	11,012,960
Cresco Ltd.	450,800	7,657,239
DoubleVerify Holdings, Inc.	101,700	3,140,496
Dynatrace, Inc. (b)	162,602	10,219,536
Ebix, Inc. (c)	41,900	1,280,464
Elastic NV (b)	401,186	62,368,376
Encourage Technologies Co. Ltd.	25,000	135,135
Envestnet, Inc. (b)	100	7,667
Everbridge, Inc. (b)	71,100	8,064,162
GitLab, Inc.	55,600	5,367,624
HubSpot, Inc. (b)	2,100	1,694,511
Intuit, Inc.	79,900	52,118,770
Lightspeed Commerce, Inc. (b)(c)	95,400	4,816,746
LivePerson, Inc. (b)(c)	267,030	10,323,380
Mandiant, Inc. (b)	190,200	3,227,694
Microsoft Corp.	3,978,502	1,315,252,976
Model N, Inc. (b)	1,200	33,720
Momentive Global, Inc. (b)	1,751,861	35,790,520
NCR Corp. (b)	5,460	212,394
New Relic, Inc. (b)	11,620	1,287,845
NortonLifeLock, Inc.	3,552,200	88,272,170
Ping Identity Holding Corp. (b)	2,810	66,906
PTC, Inc. (b)	445,643	48,833,560
Qualtrics International, Inc.	220,500	7,135,380
Qualys, Inc. (b)	2,380	310,090
Rapid7, Inc. (b)	9,530	1,182,292
Rimini Street, Inc. (b)	1,130,425	7,472,109
SailPoint Technologies Holding, Inc. (b)	19,920	1,047,593
Salesforce.com, Inc. (b)	447,070	127,397,067
SAP SE sponsored ADR (c)	426,255	54,748,192
Scala, Inc.	25,000	134,472
ServiceNow, Inc. (b)	39,200	25,389,840
Sinosoft Tech Group Ltd.	23,000,000	2,625,032
System Information Co. Ltd.	75,000	583,890
System Research Co. Ltd.	186,400	3,011,159
Telos Corp.	183,360	2,887,920
Tenable Holdings, Inc. (b)	919,008	45,398,995
Toho System Science Co. Ltd.	12,100	106,083
UiPath, Inc. Class A (b)	91,200	4,400,400
Varonis Systems, Inc. (b)	11,820	612,394
Verint Systems, Inc. (b)(c)	47,997	2,284,177
VMware, Inc. Class A (b)	220,313	25,719,340
Vonage Holdings Corp. (b)	15,370	316,929
Workday, Inc. Class A (b)	138,723	38,042,008
Workiva, Inc. (b)	161,300	22,496,511
Yext, Inc. (b)	1,348,462	13,026,143
Zendesk, Inc. (b)	387,600	39,577,836
Zuora, Inc. (b)	39,100	774,571
		2,393,797,604
Technology Hardware, Storage & Peripherals - 1.5%
ABKO Co. Ltd.	1,000	10,692
Apple, Inc.	5,717,357	945,079,112
Avid Technology, Inc. (b)	6,040	193,642
Dell Technologies, Inc. (b)	500,000	28,235,000
Elecom Co. Ltd.	115,000	1,348,034
HP, Inc.	496,098	17,502,337
MCJ Co. Ltd.	2,200,000	19,190,516
Pure Storage, Inc. Class A (b)	17,700	548,169
Samsung Electronics Co. Ltd.	101,720	6,129,782
TSC Auto ID Technology Corp.	193,000	1,402,266
Western Digital Corp. (b)	429,621	24,849,279
		1,044,488,829

TOTAL INFORMATION TECHNOLOGY		5,804,455,917

MATERIALS - 1.4%
Chemicals - 0.6%
Ashland Global Holdings, Inc.	5,820	588,227
C. Uyemura & Co. Ltd.	150,000	6,568,762
CF Industries Holdings, Inc.	818,728	49,606,730
Ciner Resources LP	25,000	442,750
DuPont de Nemours, Inc.	1,301,175	96,234,903
EcoGreen International Group Ltd.	300,000	63,093
Element Solutions, Inc.	1,280,820	29,292,353
International Flavors & Fragrances, Inc.	242,021	34,408,126
Isamu Paint Co. Ltd.	5,000	158,800
K+S AG	200,000	3,407,971
KPX Holdings Corp.	7,154	377,901
Linde PLC	266,000	84,625,240
Livent Corp. (b)	64,700	1,959,763
LyondellBasell Industries NV Class A	275,000	23,960,750
Olin Corp.	913,460	49,646,551
PPG Industries, Inc.	55,748	8,594,669
Quaker Houghton (c)	1,380	314,433
Scientex Bhd	1,771,200	1,896,585
Scientex Bhd warrants 1/14/26 (b)	118,080	33,155
SK Kaken Co. Ltd.	5,000	1,643,296
Toho Acetylene Co. Ltd.	125,000	1,320,387
Tokuyama Corp.	14,280	223,416
Tronox Holdings PLC	21,810	479,602
Yara International ASA	50,300	2,478,142
Yip's Chemical Holdings Ltd.	450,000	229,097
		398,554,702
Construction Materials - 0.2%
Eagle Materials, Inc.	4,210	649,266
Kunimine Industries Co. Ltd.	5,000	44,853
Summit Materials, Inc. (b)	2,052,470	76,557,131
Vertex Corp.	20,000	530,455
Vicat SA	2,000	77,459
Vulcan Materials Co.	224,000	42,927,360
		120,786,524
Containers & Packaging - 0.0%
Crown Holdings, Inc.	214,630	22,707,854
Mayr-Melnhof Karton AG	11,200	2,179,649
O-I Glass, Inc. (b)	38,260	423,538
Silgan Holdings, Inc.	30,000	1,244,100
Vidrala SA	250	23,674
Vidrala SA	5,000	473,487
		27,052,302
Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	329,948	12,145,335
Arconic Corp. (b)	16,220	433,398
Chubu Steel Plate Co. Ltd.	169,800	1,273,857
CI Resources Ltd.	136,202	124,277
CK-SAN-ETSU Co. Ltd.	55,000	1,632,459
Commercial Metals Co.	1,010,550	31,225,995
Compania de Minas Buenaventura SA sponsored ADR (b)	168,400	1,231,004
Daiki Aluminum Industry Co. Ltd.	10,000	129,340
First Quantum Minerals Ltd.	1,004,200	21,405,430
Freeport-McMoRan, Inc.	4,009,912	148,687,537
Fresnillo PLC	10,000	120,759
Glencore Xstrata PLC	2,097,100	9,956,604
Labrador Iron Ore Royalty Corp.	4,700	133,445
Lundin Mining Corp.	6,307,100	49,520,696
Mount Gibson Iron Ltd.	23,500,000	6,114,471
Newmont Corp.	954,600	52,426,632
Pacific Metals Co. Ltd.	58,300	1,036,698
Perenti Global Ltd.	3,500,411	2,046,120
Rio Tinto PLC sponsored ADR (c)	100,000	6,269,000
Sandfire Resources NL	900,000	3,855,806
St Barbara Ltd.	681,138	655,491
Teck Resources Ltd. Class B (sub. vtg.)	300,000	7,956,476
		358,380,830
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	375,300	24,525,855
Stella-Jones, Inc.	99,000	3,101,476
		27,627,331

TOTAL MATERIALS		932,401,689

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc.	78,700	15,745,509
American Tower Corp.	509,599	133,759,546
Americold Realty Trust	7,660	250,022
Armada Hoffler Properties, Inc.	21,810	304,250
CoreSite Realty Corp.	195,350	33,414,618
Corporate Office Properties Trust (SBI)	118,310	3,035,835
CubeSmart	390,400	21,050,368
CyrusOne, Inc.	514,600	45,809,692
Digital Realty Trust, Inc.	48,100	8,068,294
Douglas Emmett, Inc.	264,700	8,674,219
Equinix, Inc.	11,895	9,661,119
Equity Lifestyle Properties, Inc.	261,200	21,235,560
Invitation Homes, Inc.	525,900	21,267,396
Kilroy Realty Corp.	95,100	6,136,803
Lexington Corporate Properties Trust	3,518,621	52,955,246
Mid-America Apartment Communities, Inc.	139,300	28,730,625
Outfront Media, Inc.	1,232,640	30,803,674
Plymouth Industrial REIT, Inc.	1,384,670	41,193,933
Prologis (REIT), Inc.	277,500	41,833,125
RLJ Lodging Trust	24,970	314,372
Sabra Health Care REIT, Inc.	13,840	178,951
Simon Property Group, Inc.	670,035	102,408,149
Spirit Realty Capital, Inc.	5,750	256,220
Terreno Realty Corp.	4,140	315,261
The GEO Group, Inc.	30,530	256,452
Uniti Group, Inc.	1,943,080	25,784,672
Ventas, Inc.	159,400	7,479,048
VICI Properties, Inc.	121,300	3,299,360
Weyerhaeuser Co.	99,400	3,738,434
		667,960,753
Real Estate Management & Development - 0.4%
Anabuki Kosan, Inc.	25,000	412,483
Arealink Co. Ltd.	100,000	1,342,062
CBRE Group, Inc. (b)	1,234,900	118,019,393
Cushman & Wakefield PLC (b)	1,978,870	34,986,422
Daito Trust Construction Co. Ltd.	85,000	9,241,828
Howard Hughes Corp. (b)	343,250	28,143,068
Jones Lang LaSalle, Inc. (b)	50,010	11,747,849
Newmark Group, Inc.	2,549,900	40,951,394
Nihon Housing Co. Ltd.	46,000	436,661
Nisshin Group Holdings Co.	64,700	266,161
Opendoor Technologies, Inc. (b)	755,000	11,959,200
Realogy Holdings Corp. (b)	32,330	491,093
Sun Frontier Fudousan Co. Ltd.	50,000	423,763
Will Co. Ltd.	10,000	32,556
		258,453,933

TOTAL REAL ESTATE		926,414,686

UTILITIES - 1.5%
Electric Utilities - 1.1%
Allete, Inc.	5,810	340,640
Duke Energy Corp.	722,400	70,080,024
Edison International	230,300	15,033,984
Entergy Corp.	361,400	36,262,876
Evergy, Inc.	1,172,564	74,223,301
Exelon Corp.	2,382,966	125,653,797
FirstEnergy Corp.	425,500	16,024,330
Fjordkraft Holding ASA (a)	1,000	4,768
NextEra Energy, Inc.	609,700	52,909,766
NRG Energy, Inc.	101,200	3,645,224
PG&E Corp. (b)	9,623,246	114,324,162
Portland General Electric Co.	703,120	34,220,850
PPL Corp.	2,766,900	77,002,827
Southern Co.	2,105,466	128,643,973
		748,370,522
Gas Utilities - 0.0%
Brookfield Infrastructure Corp. A Shares	7,420	439,190
Busan City Gas Co. Ltd.	44,516	3,167,943
China Resource Gas Group Ltd.	764,000	3,953,244
Enagas SA	56,000	1,275,908
Hokuriku Gas Co.	6,200	171,407
Keiyo Gas Co. Ltd.	3,000	85,460
New Jersey Resources Corp.	7,880	289,826
Seoul City Gas Co. Ltd.	13,199	1,756,996
South Jersey Industries, Inc.	794,970	18,681,795
YESCO Co. Ltd.	25,028	761,514
		30,583,283
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	430,870	15,955,116
Clearway Energy, Inc. Class C	10,710	399,697
Sunnova Energy International, Inc. (b)(c)	567,140	20,967,166
The AES Corp.	596,300	13,941,494
		51,263,473
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	599,944	15,544,549
Dominion Energy, Inc.	1,453,017	103,454,810
MDU Resources Group, Inc.	1,105,850	30,112,296
NiSource, Inc.	337,500	8,272,125
Public Service Enterprise Group, Inc.	136,083	8,503,827
Sempra Energy	163,900	19,646,693
		185,534,300

TOTAL UTILITIES		1,015,751,578

TOTAL COMMON STOCKS
(Cost $22,509,819,073)		29,631,476,912

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	180,000	15,101,191
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Embraer SA sponsored ADR (b)	534,300	7,335,939
INFORMATION TECHNOLOGY - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co. Ltd.	1,570,630	84,825,011
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $89,920,350)		107,262,141

Equity Funds - 56.0%
Large Blend Funds - 4.8%
Fidelity SAI U.S. Large Cap Index Fund (h)	41,252,739	903,434,990
Fidelity SAI U.S. Low Volatility Index Fund (h)	126,416,756	2,382,955,843

TOTAL LARGE BLEND FUNDS		3,286,390,833

Large Growth Funds - 39.6%
Fidelity Blue Chip Growth Fund (h)	1,629,172	306,773,089
Fidelity Contrafund (h)	241,441,022	4,857,793,355
Fidelity Growth Company Fund (h)	188,836,190	7,874,469,129
Fidelity Magellan Fund (h)	261,799,669	4,065,748,863
Fidelity SAI U.S. Momentum Index Fund (h)	103,948,895	1,794,157,925
Fidelity SAI U.S. Quality Index Fund (h)	453,224,733	8,207,899,885

TOTAL LARGE GROWTH FUNDS		27,106,842,246

Large Value Funds - 8.1%
Fidelity Large Cap Value Enhanced Index Fund (h)	183,630,797	3,108,869,398
Fidelity SAI U.S. Value Index Fund (h)	203,149,425	2,437,793,104

TOTAL LARGE VALUE FUNDS		5,546,662,502

Mid-Cap Growth Funds - 1.4%
Fidelity Extended Market Index Fund (h)	10,838,363	952,583,749
Small Blend Funds - 1.3%
Fidelity Small Cap Discovery Fund (h)	17,033,309	507,422,286
Fidelity Small Cap Index Fund (h)	14,917,806	417,251,036

TOTAL SMALL BLEND FUNDS		924,673,322

Small Growth Funds - 0.8%
Fidelity Advisor Small Cap Growth Fund - Class Z (h)	17,280,586	568,185,681
TOTAL EQUITY FUNDS
(Cost $29,198,425,278)		38,385,338,333

Other - 0.0%
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (h)
(Cost $9,232,556)	1,094,386	11,370,671

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.06% (i)	274,125,530	274,180,355
Fidelity Securities Lending Cash Central Fund 0.07% (i)(j)	412,440,376	412,481,620
TOTAL MONEY MARKET FUNDS
(Cost $686,658,213)		686,661,975
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $52,494,055,470)		68,822,110,032
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(326,653,462)
NET ASSETS - 100%		$68,495,456,570

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Bank of America Corp.	Chicago Board Options Exchange	2,751	$12,233,697	$50.00	1/21/22	$(118,293)
State Street Corp.	Chicago Board Options Exchange	624	5,551,728	105.00	1/21/22	(29,640)
TOTAL WRITTEN OPTIONS						$(147,933)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,356,035 or 0.1% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $17,785,425.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,513,792 or 0.1% of net assets.

 (g) Affiliated company

 (h) Affiliated Fund

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
CCC Intelligent Solutions Holdings, Inc.	2/2/21	$1,343,850
Local Bounti Corp.	6/17/21 - 11/4/21	$3,640,470
Mirion Technologies, Inc.	6/16/21	$14,306,130
Vertiv Holdings LLC	2/6/20	$6,000,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$469,648,079	$2,813,790,319	$3,009,258,043	$134,235	$--	$--	$274,180,355	0.5%
Fidelity Securities Lending Cash Central Fund 0.07%	173,683,379	1,071,535,484	832,737,243	3,997,319	--	--	412,481,620	1.3%
Total	$643,331,458	$3,885,325,803	$3,841,995,286	$4,131,554	$--	$--	$686,661,975

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Small Cap Growth Fund - Class Z	$--	$76,208,679	$--	$76,208,678	$--	$50,226,436	$568,185,681
Fidelity Blue Chip Growth Fund	--	306,225,389	--	--	--	547,700	306,773,089
Fidelity Contrafund	3,354,370,561	1,062,445,304	--	--	--	440,977,490	4,857,793,355
Fidelity Extended Market Index Fund	--	1,000,000,001	--	--	--	(47,416,252)	952,583,749
Fidelity Growth Company Fund	5,718,686,749	1,050,462,347	--	--	--	1,105,320,033	7,874,469,129
Fidelity Large Cap Value Enhanced Index Fund	3,116,214,629	1	--	--	--	(7,345,232)	3,108,869,398
Fidelity Magellan Fund	2,787,054,916	764,246,547	--	--	--	514,447,400	4,065,748,863
Fidelity SAI Inflation-Focused Fund	10,795,429	2,463,970	--	2,463,969	--	(1,888,728)	11,370,671
Fidelity SAI U.S. Large Cap Index Fund	1,279,013,129	4,014,555,843	4,355,139,475	176,944,744	248,037,076	(283,031,583)	903,434,990
Fidelity SAI U.S. Low Volatility Index Fund	2,108,242,671	145,000,000	--	--	--	129,713,172	2,382,955,843
Fidelity SAI U.S. Momentum Index Fund	1,526,869,335	308,368,938	--	258,368,838	--	(41,080,348)	1,794,157,925
Fidelity SAI U.S. Quality Index Fund	6,488,426,308	1,512,959,883	--	542,319,030	--	206,513,694	8,207,899,885
Fidelity SAI U.S. Value Index Fund	2,410,798,537	100,716,325	--	50,716,325	--	(73,721,758)	2,437,793,104
Fidelity Small Cap Discovery Fund	466,394,048	48,257,391	--	13,757,391	--	(7,229,153)	507,422,286
Fidelity Small Cap Growth Fund	546,324,788	--	--	--	--	(104,574,222)	--
Fidelity Small Cap Index Fund	2,007,379,429	29,796,743	1,641,234,742	4,796,743	496,678,582	(475,368,976)	417,251,036
Total	$31,820,570,529	$10,421,707,361	$5,996,374,217	$1,125,575,718	$744,715,658	$1,406,089,673	$38,396,709,004

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Makus, Inc.	$8,085,051	$--	$--	$--	$--	$(115,039)	$7,970,012
Total	$8,085,051	$--	$--	$--	$--	$(115,039)	$7,970,012

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,480,633,386	$2,423,528,432	$57,104,954	$--
Consumer Discretionary	2,941,553,022	2,926,154,901	15,398,121	--
Consumer Staples	1,699,824,419	1,654,483,421	45,340,998	--
Energy	1,412,338,160	1,398,759,450	13,513,242	65,468
Financials	4,609,364,164	4,581,474,160	27,890,004	--
Health Care	4,234,746,973	4,087,885,199	146,861,774	--
Industrials	3,596,430,048	3,360,078,753	236,351,295	--
Information Technology	5,889,280,928	5,850,629,171	38,651,757	--
Materials	932,401,689	909,039,636	23,362,053	--
Real Estate	926,414,686	926,414,686	--	--
Utilities	1,015,751,578	1,015,751,578	--	--
Equity Funds	38,385,338,333	38,385,338,333	--	--
Other	11,370,671	11,370,671	--	--
Money Market Funds	686,661,975	686,661,975	--	--
Total Investments in Securities:	$68,822,110,032	$68,217,570,366	$604,474,198	$65,468
Net unrealized depreciation on unfunded commitments	$(274,973)	$--	$(274,973)	$--
Derivative Instruments:
Liabilities
Written Options	$(147,933)	$(147,933)	$--	$--
Total Liabilities	$(147,933)	$(147,933)	$--	$--
Total Derivative Instruments:	$(147,933)	$(147,933)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(147,933)
Total Equity Risk	0	(147,933)
Total Value of Derivatives	$0	$(147,933)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $392,265,485) — See accompanying schedule: Unaffiliated issuers (cost $22,594,592,846)	$29,730,769,041
Fidelity Central Funds (cost $686,658,213)	686,661,975
Other affiliated issuers (cost $29,212,804,411)	38,404,679,016
Total Investment in Securities (cost $52,494,055,470)		$68,822,110,032
Cash		1,051,681
Foreign currency held at value (cost $399,856)		715,696
Receivable for investments sold		329,737,401
Receivable for fund shares sold		66,713,167
Dividends receivable		44,761,727
Distributions receivable from Fidelity Central Funds		96,672
Prepaid expenses		45,105
Other receivables		310,781
Total assets		69,265,542,262
Liabilities
Payable for investments purchased	$323,315,103
Unrealized depreciation on unfunded commitments	274,973
Payable for fund shares redeemed	23,299,250
Accrued management fee	7,094,535
Written options, at value (premium received $467,913)	147,933
Other payables and accrued expenses	3,475,906
Collateral on securities loaned	412,477,992
Total liabilities		770,085,692
Net Assets		$68,495,456,570
Net Assets consist of:
Paid in capital		$49,438,233,573
Total accumulated earnings (loss)		19,057,222,997
Net Assets		$68,495,456,570
Net Asset Value, offering price and redemption price per share ($68,495,456,570 ÷ 4,465,204,145 shares)		$15.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2021 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$211,939,649
Affiliated issuers		105,021,036
Non-Cash dividends		35,306,158
Income from Fidelity Central Funds (including $3,997,319 from security lending)		4,131,554
Total income		356,398,397
Expenses
Management fee	$122,053,376
Custodian fees and expenses	234,496
Independent trustees' fees and expenses	228,298
Registration fees	1,533,583
Audit	52,302
Legal	55,826
Miscellaneous	164,434
Total expenses before reductions	124,322,315
Expense reductions	(82,218,453)
Total expenses after reductions		42,103,862
Net investment income (loss)		314,294,535
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,910,640)	816,045,854
Affiliated issuers	744,715,658
Foreign currency transactions	(542,089)
Capital gain distributions from underlying funds:
Affiliated issuers	1,020,554,682
Total net realized gain (loss)		2,580,774,105
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $22,775)	(610,078,550)
Affiliated issuers	1,405,974,634
Unfunded commitments	(2,076,652)
Assets and liabilities in foreign currencies	128,890
Written options	319,980
Total change in net unrealized appreciation (depreciation)		794,268,302
Net gain (loss)		3,375,042,407
Net increase (decrease) in net assets resulting from operations		$3,689,336,942

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2021 (Unaudited)	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$314,294,535	$512,715,492
Net realized gain (loss)	2,580,774,105	3,451,371,630
Change in net unrealized appreciation (depreciation)	794,268,302	13,365,930,289
Net increase (decrease) in net assets resulting from operations	3,689,336,942	17,330,017,411
Distributions to shareholders	(2,425,942,274)	(1,284,354,099)
Share transactions
Proceeds from sales of shares	12,806,723,333	20,227,797,679
Reinvestment of distributions	2,375,547,375	1,253,181,860
Cost of shares redeemed	(8,063,955,379)	(10,842,890,026)
Net increase (decrease) in net assets resulting from share transactions	7,118,315,329	10,638,089,513
Total increase (decrease) in net assets	8,381,709,997	26,683,752,825
Net Assets
Beginning of period	60,113,746,573	33,429,993,748
End of period	$68,495,456,570	$60,113,746,573
Other Information
Shares
Sold	839,345,789	1,563,776,896
Issued in reinvestment of distributions	159,005,848	95,299,001
Redeemed	(522,406,118)	(835,812,779)
Net increase (decrease)	475,945,519	823,263,118

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity U.S. Total Stock Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.07	$10.56	$9.72	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.14	.16	.18	.01
Net realized and unrealized gain (loss)	.80	4.73	1.00	(.20)	(.05)
Total from investment operations	.87	4.87	1.16	(.02)	(.04)
Distributions from net investment income	(.01)	(.18)	(.17)	(.09)C	–
Distributions from net realized gain	(.60)	(.19)	(.16)	(.13)C	–
Total distributions	(.60)D	(.36)D	(.32)D	(.22)	–
Net asset value, end of period	$15.34	$15.07	$10.56	$9.72	$9.96
Total ReturnE,F	5.88%	46.63%	11.84%	(.04)%	(.40)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.38%I	.38%	.39%	.42%	.54%I
Expenses net of fee waivers, if any	.13%I	.13%	.14%	.17%	.29%I,J
Expenses net of all reductions	.13%I	.13%	.14%	.17%	.29%I,J
Net investment income (loss)	.96%I	1.11%	1.55%	1.81%	.55%I
Supplemental Data
Net assets, end of period (000 omitted)	$68,495,457	$60,113,747	$33,429,994	$22,411,704	$16,637,411
Portfolio turnover rateK	34%I	46%	52%	61%	126%L,M

 A For the period March 20, 2018 (commencement of operations) through May 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Audit fees are not annualized.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2021

1. Organization.

Strategic Advisers Fidelity U.S. Total Stock Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity U.S. Total Stock Fund	$23,267

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,273,549,261
Gross unrealized depreciation	(1,074,999,639)
Net unrealized appreciation (depreciation)	$16,198,549,622
Tax cost	$52,624,155,363

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	17,132,690,292	10,882,717,353

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .37% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIL Investment Advisors and Geode Capital Management, LLC (Geode) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Fidelity U.S. Total Stock Fund	$98,143

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	480,102,669	275,546,402	31,679,047

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers Fidelity U.S. Total Stock Fund	7,405

6. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Fidelity U.S. Total Stock Fund	$50,303

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Fidelity U.S. Total Stock Fund	$14,395	$–	$–

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2024. During the period, this waiver reduced the Fund's management fee by $ 81,857,909.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $360,544.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Growth Company Fund	11%
Fidelity Large Cap Value Enhanced Index Fund	52%
Fidelity Magellan Fund	13%
Fidelity SAI Inflation-Focused Fund	24%
Fidelity SAI U.S. Low Volatility Index Fund	32%
Fidelity SAI U.S. Momentum Index Fund	57%
Fidelity SAI U.S. Quality Index Fund	78%
Fidelity SAI U.S. Value Index Fund	68%
Fidelity Small Cap Discovery Fund	16%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Strategic Advisers Fidelity U.S. Total Stock Fund	.13%
Actual		$1,000.00	$1,058.80	$.67
Hypothetical-C		$1,000.00	$1,024.42	$.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Fidelity U.S. Total Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at a meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC (FIAM), FIL Investment Advisors, and Geode Capital Management, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, and FIL Investment Advisors (UK) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2021 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the Sub-Advisory Agreement with FIAM to add two new mandates (Amendments). The Board noted that, combined, the two new mandates (once funded) are expected to increase each of the fund's total management fee rate and total net expenses by less than 0.5 basis points. The Board noted that no other contract terms are impacted by the Amendments.

In reaching its determination to renew the fund's Advisory Contracts and approve the Amendments, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and the approval of each Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. The Board also considered steps taken by the Investment Advisers to continue to provide the same nature, extent, and quality of services to the funds during the COVID-19 pandemic.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following chart considered by the Board shows, over the one-year period ended December 31, 2020, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within the chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one-year period ended December 31, 2020. The Board also noted that the fund had out-performed 89% of its peers for the one-year period ended December 31, 2020. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period shown. The Board also noted that, after funding the new mandates with FIAM, it is expected that the fund's management fee rate will continue to rank below its competitive median.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2020.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have similar sales load structures. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with similar sales load structures. The Board noted that the fund's total expense ratio ranked below the fund's similar sales load structure group competitive median for the 12-month period ended December 31, 2020.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendment should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and the approval of each Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

TSF-SANN-0122
1.9887484.103

Strategic Advisers® Fidelity® Core Income Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report

November 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Fidelity SAI Total Bond Fund	26.4
Fidelity SAI U.S. Treasury Bond Index Fund	9.1
U.S. Treasury Obligations	7.9
Fidelity SAI Long-Term Treasury Bond Index Fund	5.0
Fannie Mae	4.8
Fidelity U.S. Bond Index Fund	4.4
Freddie Mac	4.4
Ginnie Mae	3.9
Uniform Mortgage Backed Securities	3.2
Fidelity Advisor Corporate Bond Fund Class Z	2.8

Asset Allocation (% of fund's net assets)

As of November 30, 2021
Corporate Bonds	10.5%
U.S. Government and U.S. Government Agency Obligations	26.2%
Asset-Backed Securities	2.1%
CMOs and Other Mortgage Related Securities	2.8%
Municipal Securities	0.1%
Bank Loan Funds	2.4%
High Yield Fixed-Income Funds	3.2%
Intermediate-Term Bond Funds	35.7%
Long Government Bond Funds	5.0%
Sector Funds	1.7%
Other Investments	0.4%
Intermediate Government Funds	10.2%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.3)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.5%
		Principal Amount(a)	Value
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Altice France SA:
5.125% 1/15/29 (b)		$720,000	$681,790
8.125% 2/1/27 (b)		325,000	346,661
AT&T, Inc.:
2.55% 12/1/33		2,825,000	2,730,714
3.8% 12/1/57		39,772,000	41,534,707
4.3% 2/15/30		3,992,000	4,505,508
4.75% 5/15/46		41,310,000	50,287,154
4.9% 6/15/42		6,909,000	8,376,508
5.55% 8/15/41		12,537,000	16,262,500
6.2% 3/15/40		2,303,000	3,083,260
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,246,000	1,302,070
Frontier Communications Holdings LLC 5.875% 10/15/27 (b)		235,000	242,679
Iliad SA 1.5% 10/14/24 (Reg. S)	EUR	5,600,000	6,311,952
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)		85,000	78,625
4.25% 7/1/28 (b)		2,240,000	2,184,000
Lumen Technologies, Inc.:
4.5% 1/15/29 (b)		280,000	263,281
5.125% 12/15/26 (b)		2,190,000	2,193,833
5.625% 4/1/25		415,000	432,297
6.875% 1/15/28		40,000	43,891
Sable International Finance Ltd. 5.75% 9/7/27 (b)		2,332,000	2,401,960
Sprint Capital Corp.:
6.875% 11/15/28		5,880,000	7,259,272
8.75% 3/15/32		1,315,000	1,944,096
Telecom Italia Capital SA:
6% 9/30/34		286,000	287,727
7.2% 7/18/36		1,635,000	1,780,858
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		800,000	824,400
Verizon Communications, Inc.:
2.987% 10/30/56		1,378,000	1,325,749
4.329% 9/21/28		10,293,000	11,723,408
5.012% 4/15/49		129,000	175,347
Virgin Media Finance PLC 5% 7/15/30 (b)		636,000	616,920
			169,201,167
Entertainment - 0.1%
Roblox Corp. 3.875% 5/1/30 (b)		670,000	671,675
The Walt Disney Co.:
2.2% 1/13/28		10,316,000	10,465,367
2.65% 1/13/31		13,000,000	13,495,005
			24,632,047
Interactive Media & Services - 0.0%
Twitter, Inc. 3.875% 12/15/27 (b)		510,000	528,202
Media - 0.5%
Altice Financing SA:
5% 1/15/28 (b)		225,000	210,340
5.75% 8/15/29 (b)		1,500,000	1,428,623
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)		940,000	925,985
4.5% 8/15/30 (b)		435,000	438,456
4.5% 5/1/32		2,380,000	2,370,194
4.5% 6/1/33 (b)		500,000	492,500
5% 2/1/28 (b)		2,401,000	2,473,030
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31		25,100,000	24,877,599
3.7% 4/1/51		20,100,000	19,485,369
4.464% 7/23/22		5,986,000	6,091,748
4.8% 3/1/50		10,000,000	11,263,950
4.908% 7/23/25		4,642,000	5,121,294
5.375% 5/1/47		41,310,000	49,575,440
5.75% 4/1/48		18,275,000	23,011,406
Comcast Corp.:
3.75% 4/1/40		1,000,000	1,126,656
4.65% 7/15/42		2,578,000	3,215,354
CSC Holdings LLC:
4.125% 12/1/30 (b)		510,000	488,055
4.625% 12/1/30 (b)		410,000	381,300
5.5% 4/15/27 (b)		564,000	579,067
5.75% 1/15/30 (b)		875,000	856,958
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)		925,000	409,313
Discovery Communications LLC:
3.625% 5/15/30		6,407,000	6,854,263
4.65% 5/15/50		17,335,000	20,552,562
Fox Corp.:
5.476% 1/25/39		2,264,000	2,925,853
5.576% 1/25/49		1,502,000	2,053,881
Gray Television, Inc. 4.75% 10/15/30 (b)		245,000	236,119
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	1,400,000	1,628,132
Lamar Media Corp. 3.625% 1/15/31		515,000	492,610
Meredith Corp. 6.5% 7/1/25		615,000	654,206
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)		225,000	223,594
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)		275,000	260,563
4.125% 7/1/30 (b)		10,155,000	9,920,623
5% 8/1/27 (b)		375,000	386,138
5.5% 7/1/29 (b)		2,890,000	3,065,539
Tegna, Inc.:
4.625% 3/15/28		915,000	911,386
5% 9/15/29		115,000	115,288
Time Warner Cable LLC:
4.5% 9/15/42		886,000	973,925
5.5% 9/1/41		1,530,000	1,874,434
5.875% 11/15/40		8,089,000	10,249,593
6.55% 5/1/37		5,846,000	7,829,237
6.75% 6/15/39		4,614,000	6,326,076
7.3% 7/1/38		3,785,000	5,430,223
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (b)		585,000	571,738
5.5% 5/15/29 (b)		415,000	431,189
Ziggo Bond Co. BV 5.125% 2/28/30 (b)		540,000	539,611
Ziggo BV:
4.875% 1/15/30 (b)		550,000	556,531
5.5% 1/15/27 (b)		1,083,000	1,114,710
			241,000,661
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA:
4.5% 4/27/31 (b)		7,026,000	6,994,383
5.125% 1/15/28 (b)		540,000	556,470
T-Mobile U.S.A., Inc.:
2.875% 2/15/31		695,000	672,419
3.75% 4/15/27		10,840,000	11,654,168
3.875% 4/15/30		22,877,000	24,863,731
4.5% 4/15/50		4,597,000	5,376,424
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (c)	GBP	1,100,000	1,547,064
6.25% 10/3/78 (Reg. S) (c)		1,445,000	1,549,242
			53,213,901

TOTAL COMMUNICATION SERVICES			488,575,978

CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
Allison Transmission, Inc. 3.75% 1/30/31 (b)		615,000	587,931
Dana, Inc. 4.5% 2/15/32		275,000	268,155
Valeo SA 1% 8/3/28 (Reg. S)	EUR	1,100,000	1,202,650
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,400,000	1,577,420
			3,636,156
Automobiles - 0.1%
General Motors Co. 5.4% 10/2/23		18,263,000	19,673,318
General Motors Financial Co., Inc.:
3.7% 5/9/23		8,751,000	9,053,037
4.25% 5/15/23		1,359,000	1,422,145
Thor Industries, Inc. 4% 10/15/29 (b)		355,000	347,723
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (b)		10,524,000	10,631,739
3.125% 5/12/23 (b)		9,168,000	9,454,788
3.35% 5/13/25 (b)		14,765,000	15,572,559
			66,155,309
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		825,000	794,648
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		765,000	782,834
Service Corp. International 5.125% 6/1/29		970,000	1,033,050
			2,610,532
Hotels, Restaurants & Leisure - 0.1%
Accor SA 2.375% 11/29/28 (Reg. S)	EUR	1,300,000	1,463,479
Aramark Services, Inc.:
5% 2/1/28 (b)		3,530,000	3,547,650
6.375% 5/1/25 (b)		1,890,000	1,971,270
Carnival Corp. 10.5% 2/1/26 (b)		1,105,000	1,259,700
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		660,000	640,642
3.75% 5/1/29 (b)		700,000	693,511
4% 5/1/31 (b)		1,535,000	1,538,082
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		164,000	168,305
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	4,895,000	6,889,634
Melco Resorts Finance Ltd.:
4.875% 6/6/25 (b)		750,000	742,485
5.375% 12/4/29 (b)		260,000	253,612
5.75% 7/21/28 (b)		390,000	383,175
MGM Resorts International 5.75% 6/15/25		820,000	865,215
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28 (b)		755,000	734,238
9.125% 6/15/23 (b)		130,000	137,885
11.5% 6/1/25 (b)		325,000	361,969
Starbucks Corp. 1.3% 5/7/22		5,502,000	5,521,590
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	2,360,000	3,143,503
3.375% 10/16/25 (Reg. S)	GBP	3,355,000	4,651,311
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)		290,000	293,003
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (b)		645,000	645,922
Yum! Brands, Inc. 3.625% 3/15/31		358,000	347,142
			36,253,323
Household Durables - 0.2%
Century Communities, Inc. 3.875% 8/15/29 (b)		325,000	320,169
D.R. Horton, Inc. 1.3% 10/15/26		15,859,000	15,476,073
Lennar Corp.:
4.75% 11/29/27		9,429,000	10,715,964
5% 6/15/27		12,243,000	13,962,162
5.25% 6/1/26		2,965,000	3,363,348
Newell Brands, Inc.:
5.875% 4/1/36		270,000	329,586
6% 4/1/46		1,185,000	1,472,363
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)		280,000	270,511
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,820,000	2,357,208
Toll Brothers Finance Corp.:
4.35% 2/15/28		14,431,000	15,594,572
4.875% 11/15/25		45,000	49,275
4.875% 3/15/27		15,464,000	17,049,060
TopBuild Corp. 4.125% 2/15/32 (b)		580,000	581,093
			81,541,384
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd.:
2.125% 2/9/31		2,350,000	2,280,675
2.7% 2/9/41		12,255,000	11,353,890
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		410,000	386,507
4.125% 8/1/30 (b)		170,000	168,513
			14,189,585
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24		6,474,000	6,764,827
Mattel, Inc.:
3.75% 4/1/29 (b)		430,000	439,940
5.45% 11/1/41		70,000	82,503
6.2% 10/1/40		531,000	678,459
			7,965,729
Multiline Retail - 0.0%
John Lewis PLC 6.125% 1/21/25	GBP	1,157,000	1,704,122
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	2,700,000	3,752,921
Nordstrom, Inc.:
4.25% 8/1/31		10,000,000	9,574,549
4.375% 4/1/30		510,000	500,489
			15,532,081
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)		175,000	176,105
5% 2/15/32 (b)		190,000	191,209
AutoNation, Inc. 4.75% 6/1/30		1,430,000	1,654,172
AutoZone, Inc. 4% 4/15/30		19,121,000	21,379,020
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		825,000	915,222
Foot Locker, Inc. 4% 10/1/29 (b)		145,000	143,550
Gap, Inc. 3.875% 10/1/31 (b)		275,000	263,181
LCM Investments Holdings 4.875% 5/1/29 (b)		120,000	119,536
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	1,300,000	1,472,089
			26,314,084
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)		285,000	283,575
Hanesbrands, Inc. 4.875% 5/15/26 (b)		615,000	656,636
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		95,000	94,764
Levi Strauss & Co. 3.5% 3/1/31 (b)		355,000	360,769
Tapestry, Inc. 3.05% 3/15/32 (d)		33,118,000	33,474,994
The William Carter Co. 5.625% 3/15/27 (b)		446,000	459,175
Wolverine World Wide, Inc. 4% 8/15/29 (b)		380,000	368,600
			35,698,513

TOTAL CONSUMER DISCRETIONARY			289,896,696

CONSUMER STAPLES - 0.9%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		6,600,000	7,913,930
4.9% 2/1/46		14,391,000	18,108,887
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		10,375,000	11,346,138
4.35% 6/1/40		6,274,000	7,369,805
4.5% 6/1/50		11,500,000	14,231,647
4.6% 6/1/60		18,803,000	23,368,438
4.75% 1/23/29		11,220,000	13,080,607
4.75% 4/15/58		5,641,000	7,154,652
5.45% 1/23/39		5,480,000	7,182,196
5.55% 1/23/49		13,389,000	18,467,646
5.8% 1/23/59 (Reg. S)		14,304,000	20,975,242
Constellation Brands, Inc. 4.75% 11/15/24		3,799,000	4,170,843
PepsiCo, Inc.:
2.625% 3/19/27		1,114,000	1,173,225
2.75% 3/19/30		5,700,000	6,004,342
			160,547,598
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		2,290,000	2,269,505
4.625% 1/15/27 (b)		125,000	129,581
4.875% 2/15/30 (b)		1,090,000	1,158,485
Sysco Corp. 6.6% 4/1/50		53,060,000	83,349,444
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		130,000	130,650
6.25% 4/15/25 (b)		445,000	463,112
			87,500,777
Food Products - 0.4%
Darling Ingredients, Inc. 5.25% 4/15/27 (b)		615,000	635,716
General Mills, Inc. 2.875% 4/15/30		1,277,000	1,340,452
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)		12,010,000	11,909,116
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)		269,000	290,117
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)(d)		9,870,000	9,762,516
5.5% 1/15/30 (b)		23,280,000	24,972,223
6.5% 4/15/29 (b)		42,201,000	46,210,095
JDE Peet's BV 2.25% 9/24/31 (b)		2,500,000	2,439,742
Kraft Heinz Foods Co.:
3.875% 5/15/27		560,000	605,441
4.25% 3/1/31		525,000	600,591
4.375% 6/1/46		11,995,000	13,882,266
4.625% 1/30/29		10,000,000	11,559,238
4.875% 10/1/49		10,000,000	12,467,569
5% 7/15/35		2,215,000	2,744,798
5.2% 7/15/45		6,203,000	7,894,843
7.125% 8/1/39 (b)		9,489,000	14,241,110
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (b)		825,000	875,531
Post Holdings, Inc. 4.625% 4/15/30 (b)		905,000	893,688
TreeHouse Foods, Inc. 4% 9/1/28		390,000	369,763
			163,694,815
Personal Products - 0.0%
Prestige Brands, Inc. 3.75% 4/1/31 (b)		340,000	325,763
Tobacco - 0.0%
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	7,165,000	9,377,779

TOTAL CONSUMER STAPLES			421,446,732

ENERGY - 0.9%
Energy Equipment & Services - 0.0%
Technip Energies NV 1.125% 5/28/28	EUR	1,465,000	1,676,345
Oil, Gas & Consumable Fuels - 0.9%
Apache Corp.:
5.1% 9/1/40		330,000	357,806
5.25% 2/1/42		495,000	546,975
5.35% 7/1/49		80,000	91,212
Cheniere Energy Partners LP:
3.25% 1/31/32 (b)		275,000	267,094
4% 3/1/31 (b)		925,000	943,500
Cheniere Energy, Inc. 4.625% 10/15/28		595,000	612,850
Citgo Petroleum Corp. 6.375% 6/15/26 (b)		660,000	660,000
CNX Midstream Partners LP 4.75% 4/15/30 (b)		115,000	113,275
Colgate Energy Partners III LLC 5.875% 7/1/29 (b)		145,000	143,913
Columbia Pipeline Group, Inc. 4.5% 6/1/25		852,000	933,022
Continental Resources, Inc. 5.75% 1/15/31 (b)		895,000	1,042,478
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		1,653,000	1,653,000
5.75% 4/1/25		2,038,000	2,044,022
6% 2/1/29 (b)		1,420,000	1,435,975
CVR Energy, Inc.:
5.25% 2/15/25 (b)		790,000	752,554
5.75% 2/15/28 (b)		105,000	99,171
DCP Midstream Operating LP:
3.875% 3/15/23		3,116,000	3,170,530
5.125% 5/15/29		1,740,000	1,929,486
5.375% 7/15/25		540,000	576,126
5.6% 4/1/44		2,748,000	3,269,296
5.625% 7/15/27		620,000	692,472
5.85% 5/21/43 (b)(c)		29,466,000	28,165,371
6.45% 11/3/36 (b)		210,000	273,000
8.125% 8/16/30		15,000	20,063
EG Global Finance PLC 6.75% 2/7/25 (b)		530,000	533,975
Enable Midstream Partners LP 3.9% 5/15/24 (c)		869,000	911,986
Enbridge, Inc.:
4% 10/1/23		3,854,000	4,035,633
4.25% 12/1/26		1,461,000	1,602,813
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (b)		435,000	452,400
6.625% 7/15/25 (b)		110,000	115,638
Energy Transfer LP:
3.75% 5/15/30		3,643,000	3,835,053
4.2% 9/15/23		1,203,000	1,260,622
4.25% 3/15/23		1,393,000	1,438,313
4.5% 4/15/24		1,576,000	1,678,333
4.95% 6/15/28		4,103,000	4,638,561
5% 5/15/50		7,800,000	8,962,838
5.25% 4/15/29		2,564,000	2,932,480
5.4% 10/1/47		1,732,000	2,061,748
5.8% 6/15/38		2,288,000	2,776,757
6% 6/15/48		1,490,000	1,870,286
6.25% 4/15/49		1,761,000	2,286,261
EnLink Midstream LLC 5.625% 1/15/28 (b)		105,000	107,625
EnLink Midstream Partners LP:
5.05% 4/1/45		140,000	129,501
5.45% 6/1/47		290,000	281,201
5.6% 4/1/44		490,000	463,050
EQM Midstream Partners LP:
4.75% 1/15/31 (b)		550,000	555,500
5.5% 7/15/28		440,000	466,400
6.5% 7/1/27 (b)		465,000	502,200
6.5% 7/15/48		265,000	307,586
EQT Corp. 3.9% 10/1/27		405,000	422,229
Global Partners LP/GLP Finance Corp. 7% 8/1/27		1,200,000	1,236,000
Hess Corp.:
4.3% 4/1/27		7,041,000	7,646,606
5.6% 2/15/41		50,505,000	62,248,736
5.8% 4/1/47		5,019,000	6,592,231
7.125% 3/15/33		1,403,000	1,875,151
7.3% 8/15/31		1,709,000	2,280,063
7.875% 10/1/29		4,789,000	6,450,190
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		780,000	797,550
5.625% 2/15/26 (b)		1,503,000	1,536,818
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)		185,000	187,775
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		910,000	905,450
MPLX LP:
4.8% 2/15/29		1,376,000	1,560,782
4.875% 12/1/24		1,974,000	2,146,002
5.5% 2/15/49		4,129,000	5,214,921
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		110,000	105,947
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		650,000	614,465
Occidental Petroleum Corp.:
3.5% 8/15/29		3,191,000	3,124,978
4.2% 3/15/48		310,000	297,800
4.3% 8/15/39		562,000	547,950
4.4% 4/15/46		480,000	471,677
4.4% 8/15/49		3,942,000	3,873,015
5.55% 3/15/26		5,734,000	6,129,847
6.125% 1/1/31		365,000	425,335
6.2% 3/15/40		160,000	189,600
6.45% 9/15/36		5,135,000	6,376,335
6.6% 3/15/46		4,886,000	6,219,145
7.5% 5/1/31		7,400,000	9,327,219
7.875% 9/15/31		100,000	130,250
8.875% 7/15/30		345,000	453,045
Ovintiv, Inc.:
5.15% 11/15/41		3,000,000	3,310,668
8.125% 9/15/30		5,649,000	7,430,113
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (b)		1,500,000	1,387,500
Petroleos Mexicanos:
6.35% 2/12/48		1,560,000	1,224,990
6.49% 1/23/27		3,630,000	3,711,494
6.5% 3/13/27		9,576,000	9,784,278
6.75% 9/21/47		22,490,000	18,388,949
6.84% 1/23/30		15,264,000	15,241,104
6.95% 1/28/60		7,166,000	5,858,205
7.69% 1/23/50		73,606,000	66,047,400
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		1,968,000	2,039,318
3.6% 11/1/24		1,903,000	1,992,144
3.65% 6/1/22		3,779,000	3,805,342
Rattler Midstream LP 5.625% 7/15/25 (b)		1,110,000	1,143,300
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		2,000,000	2,000,000
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		735,000	760,725
4.95% 7/15/29 (b)		276,000	289,455
6.875% 4/15/40 (b)		105,000	117,075
Sabine Pass Liquefaction LLC 4.5% 5/15/30		14,626,000	16,545,491
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		635,000	626,428
5.875% 3/15/28		135,000	141,075
6% 4/15/27		15,000	15,544
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)		125,000	122,031
6% 3/1/27 (b)		545,000	558,625
6% 12/31/30 (b)		655,000	647,230
6% 9/1/31 (b)		270,000	261,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (b)		1,200,000	1,239,624
4.875% 2/1/31		1,705,000	1,828,613
5.375% 2/1/27		128,000	130,880
5.5% 3/1/30		135,000	146,813
5.875% 4/15/26		881,000	912,936
The Williams Companies, Inc.:
3.5% 11/15/30		15,742,000	16,699,869
3.7% 1/15/23		808,000	828,242
5.1% 9/15/45		9,765,000	12,041,804
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		340,000	341,411
3.875% 11/1/33 (b)		275,000	275,688
4.125% 8/15/31 (b)		325,000	332,365
Viper Energy Partners LP 5.375% 11/1/27 (b)		600,000	618,000
Western Gas Partners LP:
3.95% 6/1/25		1,280,000	1,323,475
4.65% 7/1/26		2,046,000	2,184,105
4.75% 8/15/28		1,236,000	1,345,695
5.3% 2/1/30		1,420,000	1,528,346
			438,614,638

TOTAL ENERGY			440,290,983

FINANCIALS - 4.8%
Banks - 2.5%
AIB Group PLC 1.875% 11/19/29 (Reg. S) (c)	EUR	2,710,000	3,113,599
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (c)	EUR	795,000	863,291
Bank Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (c)	EUR	4,235,000	4,717,345
2.029% 9/30/27 (b)(c)		2,500,000	2,468,343
Bank of America Corp.:
1.734% 7/22/27 (c)		25,000,000	24,774,156
2.299% 7/21/32 (c)		50,000,000	49,065,730
3.3% 1/11/23		2,658,000	2,736,397
3.419% 12/20/28 (c)		5,193,000	5,532,553
3.5% 4/19/26		6,078,000	6,545,245
3.95% 4/21/25		37,660,000	40,408,619
4% 1/22/25		26,856,000	28,726,982
4.1% 7/24/23		1,426,000	1,505,887
4.183% 11/25/27		6,909,000	7,556,492
4.2% 8/26/24		8,311,000	8,930,940
4.25% 10/22/26		38,178,000	42,083,312
4.45% 3/3/26		6,522,000	7,176,840
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.8615% 7/20/22 (b)(c)(e)		8,158,000	8,191,770
Barclays Bank PLC 1.7% 5/12/22		5,246,000	5,268,672
Barclays PLC:
2.279% 11/24/27 (c)		25,000,000	25,030,048
2.852% 5/7/26 (c)		14,944,000	15,423,220
4.375% 1/12/26		4,468,000	4,886,613
4.836% 5/9/28		6,102,000	6,727,068
5.088% 6/20/30 (c)		29,218,000	33,206,745
5.2% 5/12/26		1,556,000	1,747,186
BNP Paribas SA:
2.159% 9/15/29 (b)(c)		3,350,000	3,290,775
2.219% 6/9/26 (b)(c)		13,752,000	13,961,224
BPCE SA:
1.5% 1/13/42 (Reg. S) (c)	EUR	2,200,000	2,472,315
4.875% 4/1/26 (b)		7,383,000	8,200,629
CIT Group, Inc.:
3.929% 6/19/24 (c)		1,900,000	1,956,836
4.75% 2/16/24		2,520,000	2,658,600
6.125% 3/9/28		40,155,000	47,382,900
Citigroup, Inc.:
4.075% 4/23/29 (c)		4,606,000	5,083,082
4.125% 7/25/28		6,909,000	7,587,778
4.3% 11/20/26		1,766,000	1,947,649
4.4% 6/10/25		19,341,000	21,005,266
4.412% 3/31/31 (c)		34,201,000	39,012,861
4.45% 9/29/27		21,445,000	23,848,868
4.6% 3/9/26		17,445,000	19,275,787
5.3% 5/6/44		9,501,000	12,452,999
5.5% 9/13/25		7,738,000	8,757,199
Citizens Financial Group, Inc. 2.638% 9/30/32		7,305,000	7,309,259
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)		3,723,000	3,905,099
Danske Bank A/S 2.25% 1/14/28 (Reg. S) (c)	GBP	1,760,000	2,357,869
DNB Bank ASA 1.535% 5/25/27 (b)(c)		48,309,000	47,683,653
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)		350,000	344,313
HSBC Holdings PLC:
2.251% 11/22/27 (c)		25,000,000	25,057,682
4.25% 3/14/24		1,433,000	1,519,767
4.95% 3/31/30		2,548,000	2,995,970
5.25% 3/14/44		1,039,000	1,347,238
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(c)		17,320,000	17,364,932
5.017% 6/26/24 (b)		10,324,000	11,036,742
5.71% 1/15/26 (b)		77,369,000	85,760,169
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)		7,934,000	8,194,769
4.125% 12/15/26		15,380,000	16,999,373
Lloyds Banking Group PLC 1.985% 12/15/31 (c)	GBP	1,195,000	1,560,327
NatWest Group PLC:
3.073% 5/22/28 (c)		8,707,000	9,069,696
3.622% 8/14/30 (Reg. S) (c)	GBP	3,400,000	4,715,862
4.8% 4/5/26		19,815,000	22,084,674
5.125% 5/28/24		35,958,000	38,919,593
6% 12/19/23		43,478,000	47,409,929
6.1% 6/10/23		19,857,000	21,273,952
6.125% 12/15/22		21,905,000	23,046,639
NatWest Markets PLC 2.375% 5/21/23 (b)		15,700,000	16,048,844
Rabobank Nederland 4.375% 8/4/25		4,789,000	5,206,274
Societe Generale:
1.038% 6/18/25 (b)(c)		75,000,000	73,975,228
1.488% 12/14/26 (b)(c)		16,638,000	16,260,032
4.25% 4/14/25 (b)		7,110,000	7,573,310
4.75% 11/24/25 (b)		1,485,000	1,616,431
Synchrony Bank 3% 6/15/22		3,984,000	4,028,698
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (c)	EUR	3,365,000	3,848,830
6.572% 1/14/22 (b)		6,953,000	6,997,916
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (c)	GBP	1,075,000	1,548,175
Wells Fargo & Co.:
2.406% 10/30/25 (c)		7,739,000	7,945,971
4.3% 7/22/27		25,328,000	28,161,481
4.478% 4/4/31 (c)		19,300,000	22,302,566
Westpac Banking Corp. 4.11% 7/24/34 (c)		5,171,000	5,607,575
			1,156,660,659
Capital Markets - 1.1%
Affiliated Managers Group, Inc. 4.25% 2/15/24		1,396,000	1,490,143
Ares Capital Corp.:
3.25% 7/15/25		42,000,000	43,243,137
3.875% 1/15/26		22,188,000	23,355,749
4.2% 6/10/24		15,463,000	16,291,324
Coinbase Global, Inc.:
3.375% 10/1/28 (b)		685,000	643,900
3.625% 10/1/31 (b)		685,000	635,338
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S) (c)	GBP	1,300,000	1,712,441
2.593% 9/11/25 (b)(c)		14,306,000	14,628,125
3.75% 3/26/25		9,717,000	10,357,217
4.194% 4/1/31 (b)(c)		38,618,000	42,477,013
4.282% 1/9/28 (b)		2,250,000	2,453,538
4.55% 4/17/26		3,126,000	3,452,350
Deutsche Bank AG 4.5% 4/1/25		33,327,000	35,560,350
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)		25,000,000	24,957,658
3.3% 11/16/22		7,369,000	7,545,274
3.729% 1/14/32 (c)		10,000,000	10,187,976
4.1% 1/13/26		8,332,000	8,959,509
5% 2/14/22		11,778,000	11,881,536
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)		18,425,000	18,078,449
3.272% 9/29/25 (c)		35,921,000	37,679,378
4.25% 10/21/25		12,215,000	13,283,017
6.75% 10/1/37		59,592,000	84,160,572
Intercontinental Exchange, Inc. 3.75% 12/1/25		2,038,000	2,207,384
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		155,000	154,768
LPL Holdings, Inc. 4% 3/15/29 (b)		1,070,000	1,074,483
Morgan Stanley:
3.125% 7/27/26		14,775,000	15,654,645
3.622% 4/1/31 (c)		17,370,000	18,964,305
3.625% 1/20/27		16,594,000	17,959,204
3.7% 10/23/24		4,754,000	5,067,479
3.875% 4/29/24		4,377,000	4,648,481
4.875% 11/1/22		9,955,000	10,330,976
5% 11/24/25		21,351,000	23,868,974
MSCI, Inc. 3.25% 8/15/33 (b)		215,000	214,389
State Street Corp.:
2.825% 3/30/23 (c)		1,216,000	1,224,865
2.901% 3/30/26 (c)		1,141,000	1,200,062
UBS Group AG 1.494% 8/10/27 (b)(c)		11,792,000	11,533,772
			527,137,781
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		22,700,000	22,659,059
1.75% 1/30/26		14,780,000	14,489,064
2.45% 10/29/26		8,602,000	8,623,641
2.875% 8/14/24		8,576,000	8,851,954
3% 10/29/28		9,010,000	9,073,096
3.3% 1/30/32		9,639,000	9,712,546
3.5% 5/26/22		293,000	296,400
4.125% 7/3/23		4,250,000	4,431,862
4.45% 4/3/26		4,254,000	4,614,957
4.875% 1/16/24		6,629,000	7,083,273
6.5% 7/15/25		6,613,000	7,564,789
Ally Financial, Inc.:
1.45% 10/2/23		3,893,000	3,910,216
3.05% 6/5/23		17,631,000	18,101,999
3.875% 5/21/24		8,893,000	9,378,102
4.625% 3/30/25		3,595,000	3,925,081
5.125% 9/30/24		3,534,000	3,872,168
5.75% 11/20/25		1,188,000	1,345,388
5.8% 5/1/25		9,417,000	10,642,578
8% 11/1/31		5,827,000	8,243,060
8% 11/1/31		222,000	308,358
Capital One Financial Corp.:
3.65% 5/11/27		21,700,000	23,465,583
3.8% 1/31/28		10,723,000	11,738,347
Discover Financial Services:
3.95% 11/6/24		1,874,000	2,001,869
4.1% 2/9/27		13,375,000	14,571,044
4.5% 1/30/26		5,913,000	6,486,428
Ford Motor Credit Co. LLC:
2.7% 8/10/26		5,665,000	5,615,431
3.625% 6/17/31		5,000,000	5,100,000
4% 11/13/30		17,230,000	18,069,963
4.063% 11/1/24		46,639,000	48,644,477
4.125% 8/17/27		19,335,000	20,396,878
4.687% 6/9/25		430,000	455,905
5.113% 5/3/29		1,320,000	1,461,372
5.125% 6/16/25		320,000	345,882
5.584% 3/18/24		8,520,000	9,089,136
5.596% 1/7/22		7,576,000	7,603,274
OneMain Finance Corp.:
3.5% 1/15/27		805,000	776,825
3.875% 9/15/28		1,350,000	1,302,750
Synchrony Financial:
2.85% 7/25/22		2,154,000	2,182,788
3.95% 12/1/27		8,239,000	8,894,986
4.25% 8/15/24		8,335,000	8,873,401
4.375% 3/19/24		8,694,000	9,217,512
5.15% 3/19/29		18,424,000	21,417,341
			384,838,783
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP:
4.05% 7/1/30		9,134,000	10,035,408
4.125% 6/15/26		5,362,000	5,844,886
4.125% 5/15/29		19,691,000	21,919,695
Equitable Holdings, Inc. 3.9% 4/20/23		674,000	700,917
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		740,000	749,250
5.25% 5/15/27		3,430,000	3,490,025
6.25% 5/15/26		1,691,000	1,737,503
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	2,050,000	2,351,851
M&G PLC 5.625% 10/20/51 (Reg. S) (c)	GBP	1,485,000	2,288,404
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		7,300,000	7,864,498
Pine Street Trust I 4.572% 2/15/29 (b)		7,749,000	8,839,344
Pine Street Trust II 5.568% 2/15/49 (b)		7,700,000	10,377,183
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		1,805,000	1,726,898
			77,925,862
Insurance - 0.2%
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (c)	EUR	705,000	789,794
Credit Agricole Assurances SA 4.75% 9/27/48 (c)	EUR	2,200,000	2,958,575
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		5,775,000	6,483,131
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (c)	EUR	800,000	922,132
Five Corners Funding Trust II 2.85% 5/15/30 (b)		15,870,000	16,435,968
Liberty Mutual Group, Inc. 3.95% 5/15/60 (b)		12,820,000	14,658,640
Lincoln National Corp. 3.4% 1/15/31		14,811,000	16,006,261
Pacific LifeCorp 5.125% 1/30/43 (b)		2,623,000	3,380,806
Pricoa Global Funding I 5.375% 5/15/45 (c)		3,148,000	3,369,556
Prudential PLC 2.95% 11/3/33 (Reg. S) (c)		3,700,000	3,637,285
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (c)	GBP	1,705,000	2,185,801
6.75% 12/2/44 (Reg. S) (c)		3,605,000	3,989,775
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		3,000,000	3,345,000
Unum Group:
4% 6/15/29		6,130,000	6,787,705
5.75% 8/15/42		1,622,000	2,046,836
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (c)		1,650,000	1,614,938
			88,612,203
Thrifts & Mortgage Finance - 0.0%
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)		655,000	640,263

TOTAL FINANCIALS			2,235,815,551

HEALTH CARE - 0.4%
Biotechnology - 0.0%
AbbVie, Inc. 3.2% 11/21/29		4,900,000	5,198,731
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		212,000	201,336
Grifols Escrow Issuer SA 4.75% 10/15/28 (b)		200,000	198,000
			5,598,067
Health Care Equipment & Supplies - 0.0%
Hologic, Inc.:
3.25% 2/15/29 (b)		545,000	534,781
4.625% 2/1/28 (b)		65,000	67,438
Mozart Debt Merger Sub, Inc. 3.875% 4/1/29 (b)		820,000	809,750
Teleflex, Inc. 4.25% 6/1/28(b)		145,000	146,450
			1,558,419
Health Care Providers & Services - 0.2%
180 Medical, Inc. 3.875% 10/15/29 (b)		200,000	196,392
Anthem, Inc. 3.3% 1/15/23		4,322,000	4,444,370
Centene Corp.:
2.45% 7/15/28		11,370,000	11,156,813
2.5% 3/1/31		945,000	905,475
2.625% 8/1/31		5,485,000	5,306,738
3.375% 2/15/30		7,725,000	7,780,172
4.25% 12/15/27		6,215,000	6,448,063
4.625% 12/15/29		8,795,000	9,410,650
Cigna Corp. 4.375% 10/15/28		6,630,000	7,511,892
CVS Health Corp. 3.625% 4/1/27		3,208,000	3,468,246
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)		1,405,000	1,387,438
HCA Holdings, Inc. 4.75% 5/1/23		138,000	144,950
HealthEquity, Inc. 4.5% 10/1/29 (b)		110,000	108,625
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		850,000	854,250
Owens & Minor, Inc. 4.5% 3/31/29 (b)		160,000	162,172
Sabra Health Care LP 3.2% 12/1/31		18,596,000	18,246,204
Tenet Healthcare Corp.:
4.625% 6/15/28 (b)		2,765,000	2,821,434
4.875% 1/1/26 (b)		385,000	393,663
5.125% 11/1/27 (b)		1,000,000	1,026,830
Toledo Hospital 5.325% 11/15/28		2,395,000	2,672,475
			84,446,852
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (b)		630,000	648,900
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		180,000	177,975
4.25% 5/1/28 (b)		70,000	70,960
			248,935
Pharmaceuticals - 0.2%
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	4,095,000	4,675,069
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		50,548,000	55,024,570
Catalent Pharma Solutions 3.5% 4/1/30 (b)		1,205,000	1,170,537
Elanco Animal Health, Inc.:
5.272% 8/28/23 (c)		3,402,000	3,593,975
5.9% 8/28/28 (c)		1,432,000	1,638,022
Jazz Securities DAC 4.375% 1/15/29 (b)		225,000	229,235
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)		530,000	528,784
Utah Acquisition Sub, Inc. 3.95% 6/15/26		2,065,000	2,220,359
Viatris, Inc.:
1.65% 6/22/25		1,773,000	1,769,461
2.7% 6/22/30		9,017,000	9,003,487
3.85% 6/22/40		3,928,000	4,183,670
4% 6/22/50		6,783,000	7,308,874
Zoetis, Inc. 3.25% 2/1/23		1,210,000	1,235,957
			92,582,000

TOTAL HEALTH CARE			185,083,173

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (b)		4,094,000	4,381,412
BWX Technologies, Inc. 4.125% 6/30/28 (b)		480,000	480,000
Howmet Aerospace, Inc.:
5.95% 2/1/37		25,000	29,313
6.75% 1/15/28		365,000	426,138
Moog, Inc. 4.25% 12/15/27 (b)		980,000	995,362
Rolls-Royce PLC:
3.375% 6/18/26	GBP	1,940,000	2,581,393
5.75% 10/15/27 (b)		615,000	677,269
The Boeing Co.:
5.04% 5/1/27		6,070,000	6,834,469
5.15% 5/1/30		6,070,000	7,041,154
5.805% 5/1/50		6,070,000	8,187,277
5.93% 5/1/60		6,070,000	8,390,227
TransDigm, Inc.:
6.25% 3/15/26 (b)		2,552,000	2,647,700
7.5% 3/15/27		95,000	99,038
8% 12/15/25 (b)		1,120,000	1,180,200
			43,950,952
Airlines - 0.0%
United Airlines, Inc. 4.375% 4/15/26 (b)		530,000	532,109
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		965,000	997,733
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)		715,000	703,381
			1,701,114
Commercial Services & Supplies - 0.0%
ADT Corp.:
4.125% 8/1/29 (b)		270,000	262,744
4.875% 7/15/32 (b)		670,000	663,173
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (b)		495,000	505,286
5.875% 10/1/30 (b)		490,000	509,786
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)		1,230,000	1,163,888
Stericycle, Inc. 3.875% 1/15/29 (b)		450,000	438,750
			3,543,627
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,077,000	1,154,339
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (b)		275,000	278,850
Vertiv Group Corp. 4.125% 11/15/28 (b)		675,000	673,313
			952,163
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)		500,000	497,050
Machinery - 0.0%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)		1,065,000	1,083,030
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		270,000	267,894
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		1,470,000	1,507,779
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		765,000	768,833
4% 7/1/29 (b)		105,000	105,525
TriNet Group, Inc. 3.5% 3/1/29 (b)		405,000	400,140
			2,782,277
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	1,740,000	2,057,039
XPO Logistics, Inc. 6.25% 5/1/25 (b)		1,705,000	1,772,757
			3,829,796
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
0.7% 2/15/24		10,742,000	10,590,430
2.25% 1/15/23		1,863,000	1,891,908
3% 9/15/23		583,000	599,485
3.375% 7/1/25		11,630,000	12,191,223
3.75% 2/1/22		2,924,000	2,924,000
3.75% 6/1/26		5,000,000	5,316,646
4.25% 2/1/24		7,180,000	7,600,522
4.25% 9/15/24		2,331,000	2,493,592
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	1,100,000	1,510,491
			45,118,297
Transportation Infrastructure - 0.1%
Aeroporti di Roma SPA 1.75% 7/30/31 (Reg. S)	EUR	1,340,000	1,554,437
Avolon Holdings Funding Ltd.:
3.25% 2/15/27 (b)		10,726,000	10,901,386
3.625% 5/1/22 (b)		2,141,000	2,161,906
3.95% 7/1/24 (b)		2,844,000	2,980,790
4.375% 5/1/26 (b)		7,394,000	7,923,098
5.25% 5/15/24 (b)		4,186,000	4,504,632
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	3,560,000	4,732,444
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	700,000	783,645
			35,542,338

TOTAL INDUSTRIALS			140,954,986

INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	2,900,000	3,191,934
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		545,000	532,738
			3,724,672
Electronic Equipment & Components - 0.0%
Dell International LLC/EMC Corp.:
5.45% 6/15/23		3,360,000	3,563,826
6.02% 6/15/26		1,948,000	2,267,454
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		1,410,000	1,385,325
TTM Technologies, Inc. 4% 3/1/29 (b)		315,000	305,607
			7,522,212
IT Services - 0.0%
Gartner, Inc.:
3.625% 6/15/29 (b)		155,000	154,031
3.75% 10/1/30 (b)		255,000	254,363
4.5% 7/1/28 (b)		395,000	410,524
Square, Inc. 2.75% 6/1/26 (b)		265,000	263,712
Twilio, Inc. 3.875% 3/15/31		200,000	198,500
			1,281,130
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.:
1.95% 2/15/28 (b)		2,879,000	2,808,966
2.45% 2/15/31 (b)		19,432,000	18,701,634
2.6% 2/15/33 (b)		19,432,000	18,590,083
3.5% 2/15/41 (b)		19,430,000	19,379,847
3.75% 2/15/51 (b)		9,284,000	9,657,171
Entegris, Inc. 4.375% 4/15/28 (b)		755,000	769,156
ON Semiconductor Corp. 3.875% 9/1/28 (b)		300,000	305,217
Qorvo, Inc. 3.375% 4/1/31 (b)		615,000	619,859
			70,831,933
Software - 0.1%
CDK Global, Inc. 5.25% 5/15/29 (b)		1,132,000	1,197,090
Crowdstrike Holdings, Inc. 3% 2/15/29		295,000	284,480
Fair Isaac Corp. 5.25% 5/15/26 (b)		793,000	871,309
Nuance Communications, Inc. 5.625% 12/15/26		1,382,000	1,423,729
Open Text Corp.:
3.875% 2/15/28 (b)		420,000	415,800
3.875% 12/1/29 (b)		960,000	954,317
Oracle Corp.:
2.5% 4/1/25		8,253,000	8,494,880
2.8% 4/1/27		8,253,000	8,550,683
2.95% 4/1/30		8,300,000	8,570,470
3.85% 4/1/60		8,300,000	8,616,279
			39,379,037
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)		3,173,000	3,256,532

TOTAL INFORMATION TECHNOLOGY			125,995,516

MATERIALS - 0.0%
Chemicals - 0.0%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		585,000	604,568
CF Industries Holdings, Inc.:
4.95% 6/1/43		5,000	6,015
5.15% 3/15/34		1,617,000	1,938,039
5.375% 3/15/44		255,000	322,583
LSB Industries, Inc. 6.25% 10/15/28 (b)		165,000	170,372
Methanex Corp.:
5.125% 10/15/27		765,000	799,425
5.25% 12/15/29		90,000	94,050
5.65% 12/1/44		581,000	586,188
NOVA Chemicals Corp. 5.25% 6/1/27 (b)		949,000	996,450
Olin Corp.:
5% 2/1/30		1,715,000	1,792,175
5.125% 9/15/27		975,000	1,004,250
5.625% 8/1/29		465,000	501,516
SPCM SA 3.125% 3/15/27 (b)		285,000	278,588
The Chemours Co. LLC:
5.375% 5/15/27		1,115,000	1,165,404
5.75% 11/15/28 (b)		275,000	281,875
Valvoline, Inc. 4.25% 2/15/30 (b)		165,000	163,581
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		305,000	302,617
5.625% 10/1/24 (b)		1,254,000	1,334,388
			12,342,084
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)		25,000	25,283
Ball Corp. 3.125% 9/15/31		955,000	919,001
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)		135,000	134,172
OI European Group BV 4.75% 2/15/30 (b)		280,000	279,714
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		485,000	500,675
			1,858,845
Metals & Mining - 0.0%
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (b)		10,000	10,362
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		135,000	132,638
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		1,005,000	984,327
Novelis Corp. 3.875% 8/15/31 (b)		270,000	260,550
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		75,000	74,831
			1,462,708
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (b)		220,000	222,750

TOTAL MATERIALS			15,886,387

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32		8,258,000	7,966,268
4.9% 12/15/30		7,224,000	8,710,328
American Homes 4 Rent LP:
2.375% 7/15/31		1,482,000	1,465,941
3.375% 7/15/51		2,291,000	2,365,829
ARGAN SA 1.011% 11/17/26 (Reg. S)	EUR	1,000,000	1,136,402
Boston Properties, Inc. 4.5% 12/1/28		4,766,000	5,420,872
Corporate Office Properties LP:
2.25% 3/15/26		2,969,000	3,004,512
2.75% 4/15/31		2,188,000	2,193,901
Duke Realty LP 3.25% 6/30/26		589,000	629,690
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		1,868,000	1,938,933
3.5% 8/1/26		1,945,000	2,088,399
Hudson Pacific Properties LP 4.65% 4/1/29		10,668,000	12,157,066
Iron Mountain, Inc. 4.875% 9/15/29 (b)		615,000	623,610
Kimco Realty Corp.:
2.25% 12/1/31		15,265,000	14,844,700
3.375% 10/15/22		456,000	463,564
Kite Realty Group Trust:
4% 3/15/25		10,791,000	11,339,594
4.75% 9/15/30		17,486,000	19,373,264
Lexington Corporate Properties Trust:
2.7% 9/15/30		1,445,000	1,453,634
4.4% 6/15/24		948,000	1,005,505
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		1,508,000	1,617,330
4.5% 1/15/28		637,000	684,775
4.625% 6/15/25 (b)		150,000	159,750
5.75% 2/1/27		256,000	289,920
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		9,457,000	9,201,090
3.375% 2/1/31		5,854,000	5,894,775
3.625% 10/1/29		8,376,000	8,762,796
4.375% 8/1/23		1,006,000	1,053,786
4.5% 1/15/25		2,013,000	2,161,925
4.5% 4/1/27		716,000	787,226
4.75% 1/15/28		11,294,000	12,520,185
4.95% 4/1/24		882,000	946,785
5.25% 1/15/26		3,755,000	4,194,185
Piedmont Operating Partnership LP 2.75% 4/1/32		3,072,000	3,030,699
Realty Income Corp.:
2.2% 6/15/28		1,380,000	1,392,669
2.85% 12/15/32		1,698,000	1,771,272
3.25% 1/15/31		1,828,000	1,964,332
3.4% 1/15/28		2,874,000	3,089,603
Retail Opportunity Investments Partnership LP:
4% 12/15/24		641,000	676,694
5% 12/15/23		494,000	525,168
SBA Communications Corp. 3.875% 2/15/27		515,000	527,142
Service Properties Trust:
3.95% 1/15/28		40,000	35,998
4.375% 2/15/30		415,000	373,500
4.95% 2/15/27		600,000	572,394
4.95% 10/1/29		245,000	228,855
5.5% 12/15/27		230,000	232,190
Simon Property Group LP:
2.45% 9/13/29		3,008,000	3,051,650
3.375% 12/1/27		6,125,000	6,582,581
SITE Centers Corp.:
3.625% 2/1/25		1,532,000	1,611,011
4.25% 2/1/26		2,753,000	2,945,562
Store Capital Corp.:
2.75% 11/18/30		3,456,000	3,474,483
4.625% 3/15/29		2,374,000	2,682,767
The GEO Group, Inc. 6% 4/15/26		305,000	262,300
Uniti Group, Inc. 7.875% 2/15/25 (b)		1,050,000	1,097,901
Ventas Realty LP:
2.5% 9/1/31		22,080,000	21,813,595
3% 1/15/30		11,060,000	11,434,101
4% 3/1/28		2,150,000	2,372,956
4.125% 1/15/26		999,000	1,093,535
4.75% 11/15/30		16,500,000	19,330,184
VICI Properties, Inc.:
4.25% 12/1/26 (b)		1,640,000	1,693,300
4.625% 12/1/29 (b)		595,000	632,045
Vornado Realty LP:
2.15% 6/1/26		3,558,000	3,571,720
3.4% 6/1/31		12,870,000	13,267,364
WP Carey, Inc.:
3.85% 7/15/29		1,773,000	1,966,720
4% 2/1/25		3,423,000	3,666,450
4.6% 4/1/24		5,327,000	5,685,347
			269,112,628
Real Estate Management & Development - 0.2%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	1,460,000	1,364,368
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	500,000	462,146
2.25% 4/27/27 (Reg. S)	EUR	5,500,000	5,021,228
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (c)	EUR	1,295,000	1,527,744
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	4,220,000	4,671,161
2.625% 10/20/28 (Reg. S)	GBP	650,000	876,635
Brandywine Operating Partnership LP:
3.95% 2/15/23		7,832,000	8,050,674
3.95% 11/15/27		4,382,000	4,727,213
4.1% 10/1/24		3,961,000	4,217,810
4.55% 10/1/29		1,896,000	2,108,579
CBRE Group, Inc.:
2.5% 4/1/31		10,225,000	10,255,711
4.875% 3/1/26		7,844,000	8,817,402
Essex Portfolio LP 3.875% 5/1/24		1,923,000	2,033,706
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	1,390,000	1,554,219
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	1,400,000	1,577,721
Howard Hughes Corp. 4.375% 2/1/31 (b)		395,000	390,588
Kennedy-Wilson, Inc. 4.75% 2/1/30		540,000	542,700
Mid-America Apartments LP 4% 11/15/25		828,000	902,762
Post Apartment Homes LP 3.375% 12/1/22		251,000	256,000
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	700,000	788,376
Sun Communities Operating LP:
2.3% 11/1/28		3,510,000	3,502,951
2.7% 7/15/31		8,479,000	8,492,206
Tanger Properties LP:
2.75% 9/1/31		8,876,000	8,512,608
3.125% 9/1/26		2,628,000	2,730,624
3.875% 7/15/27		11,191,000	12,025,923
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,300,000	1,481,585
			96,892,640

TOTAL REAL ESTATE			366,005,268

UTILITIES - 0.4%
Electric Utilities - 0.1%
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (c)	EUR	1,360,000	1,540,448
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)		925,000	914,289
4.75% 3/15/28 (b)		140,000	147,000
Cleco Corporate Holdings LLC 3.375% 9/15/29		4,843,000	4,919,427
DPL, Inc. 4.35% 4/15/29		7,785,000	8,252,100
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)		2,328,000	2,292,563
2.775% 1/7/32 (b)		8,828,000	8,823,308
Enel SpA 3.375% (Reg. S) (c)(f)	EUR	1,855,000	2,285,204
FirstEnergy Corp.:
4.75% 3/15/23		4,502,000	4,628,191
7.375% 11/15/31		5,738,000	7,674,059
InterGen NV 7% 6/30/23 (b)		964,000	944,720
IPALCO Enterprises, Inc. 3.7% 9/1/24		1,963,000	2,063,955
NextEra Energy Partners LP 4.25% 9/15/24 (b)		56,000	58,479
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (c)	EUR	2,060,000	2,329,938
NRG Energy, Inc.:
3.625% 2/15/31 (b)		1,785,000	1,695,750
5.25% 6/15/29 (b)		484,000	501,714
5.75% 1/15/28		581,000	607,145
6.625% 1/15/27		57,000	58,924
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		1,206,034	1,284,426
PG&E Corp.:
5% 7/1/28		4,480,000	4,614,400
5.25% 7/1/30		1,155,000	1,183,875
Southern Co. 1.875% 9/15/81 (c)	EUR	2,800,000	3,073,865
SSE PLC 4.75% 9/16/77 (Reg. S) (c)		6,395,000	6,506,913
Vistra Operations Co. LLC:
5.5% 9/1/26 (b)		3,498,000	3,583,771
5.625% 2/15/27 (b)		665,000	682,885
			70,667,349
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)		1,181,644	1,443,304
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		185,000	188,534
			1,631,838
Independent Power and Renewable Electricity Producers - 0.1%
TerraForm Power Operating LLC:
4.75% 1/15/30 (b)		75,000	76,106
5% 1/31/28 (b)		656,000	682,240
The AES Corp.:
2.45% 1/15/31		4,011,000	3,926,263
3.3% 7/15/25 (b)		15,965,000	16,700,667
3.95% 7/15/30 (b)		13,922,000	15,009,169
			36,394,445
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30		1,758,000	1,956,966
4.05% 4/15/25		21,459,000	23,349,707
Consolidated Edison Co. of New York, Inc. 3.95% 4/1/50		2,477,000	2,888,572
NiSource, Inc.:
2.95% 9/1/29		12,206,000	12,648,907
3.49% 5/15/27		13,900,000	14,908,831
5.95% 6/15/41		1,737,000	2,394,268
Puget Energy, Inc.:
4.1% 6/15/30		6,250,000	6,787,630
5.625% 7/15/22		3,305,000	3,366,273
Sempra Energy 6% 10/15/39		2,744,000	3,807,636
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2685% 5/15/67 (c)(e)		1,843,000	1,713,990
			73,822,780

TOTAL UTILITIES			182,516,412

TOTAL NONCONVERTIBLE BONDS
(Cost $4,601,745,339)			4,892,467,682

U.S. Treasury Obligations - 7.9%
U.S. Treasury Bonds 2.375% 5/15/51		674,726,000	765,286,880
U.S. Treasury Notes:
0.125% 6/30/22		$455,500,000	$455,393,240
0.5% 5/31/27		520,000,000	500,114,061
0.875% 11/15/30		428,909,000	410,060,461
1.125% 2/28/22		199,000,000	199,518,928
1.125% 10/31/26		250,000,000	249,648,438
1.125% 2/15/31		160,064,000	156,256,228
1.25% 4/30/28		250,000,000	248,925,780
1.25% 5/31/28		74,500,000	74,142,051
1.25% 6/30/28		75,000,000	74,566,406
1.25% 8/15/31		314,600,000	309,536,906
1.375% 11/15/31 (g)		193,097,000	191,920,315
3.125% 11/15/28		51,642,000	57,728,090
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,605,867,800)			3,693,097,784

U.S. Government Agency - Mortgage Securities - 17.2%
Fannie Mae - 4.7%
12 month U.S. LIBOR + 1.440% 1.779% 4/1/37 (c)(e)		10,777	11,285
12 month U.S. LIBOR + 1.460% 1.859% 1/1/35 (c)(e)		7,962	8,322
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (c)(e)		1,986	2,074
12 month U.S. LIBOR + 1.530% 1.91% 3/1/36 (c)(e)		1,721	1,808
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (c)(e)		7,396	7,761
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (c)(e)		6,331	6,656
12 month U.S. LIBOR + 1.620% 1.875% 5/1/35 (c)(e)		15,535	16,259
12 month U.S. LIBOR + 1.620% 1.927% 3/1/33 (c)(e)		8,948	9,332
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (c)(e)		5,564	5,841
12 month U.S. LIBOR + 1.630% 1.947% 11/1/36 (c)(e)		4,342	4,557
12 month U.S. LIBOR + 1.640% 1.896% 5/1/36 (c)(e)		23,819	25,040
12 month U.S. LIBOR + 1.640% 2.096% 6/1/47 (c)(e)		13,718	14,545
12 month U.S. LIBOR + 1.680% 1.994% 7/1/43 (c)(e)		141,985	149,022
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (c)(e)		12,569	13,186
12 month U.S. LIBOR + 1.710% 1.95% 8/1/35 (c)(e)		4,748	4,993
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (c)(e)		10,263	10,826
12 month U.S. LIBOR + 1.730% 2.085% 3/1/40 (c)(e)		14,526	15,287
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (c)(e)		18,594	19,620
12 month U.S. LIBOR + 1.750% 2.08% 7/1/35 (c)(e)		4,458	4,685
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (c)(e)		10,488	11,051
12 month U.S. LIBOR + 1.800% 2.074% 12/1/40 (c)(e)		434,150	458,195
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (c)(e)		31,063	32,725
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (c)(e)		10,855	11,486
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (c)(e)		4,380	4,635
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (c)(e)		9,634	10,151
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (c)(e)		16,795	17,735
12 month U.S. LIBOR + 1.820% 2.2% 2/1/35 (c)(e)		16,488	17,422
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (c)(e)		3,893	4,003
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (c)(e)		18,072	19,189
6 month U.S. LIBOR + 1.500% 1.723% 1/1/35 (c)(e)		19,518	20,319
6 month U.S. LIBOR + 1.530% 1.7% 12/1/34 (c)(e)		3,626	3,777
6 month U.S. LIBOR + 1.530% 1.737% 3/1/35 (c)(e)		3,600	3,753
6 month U.S. LIBOR + 1.550% 1.675% 10/1/33 (c)(e)		1,247	1,298
6 month U.S. LIBOR + 1.560% 1.71% 7/1/35 (c)(e)		2,332	2,436
6 month U.S. LIBOR + 1.740% 1.99% 12/1/34 (c)(e)		353	369
6 month U.S. LIBOR + 1.960% 2.085% 9/1/35 (c)(e)		4,231	4,466
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (c)(e)		3,977	4,204
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (c)(e)		18,444	19,407
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (c)(e)		9,155	9,622
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.53% 7/1/34 (c)(e)		21,469	22,570
1.5% 2/1/51 to 6/1/51		39,853,732	38,575,154
2% 7/1/50 to 11/1/51		371,818,690	373,511,283
2.5% 5/1/31 to 12/1/51		490,294,726	506,456,922
3% 12/1/28 to 11/1/51 (d)(g)(h)(i)		401,968,301	422,644,679
3.25% 12/1/41		6,491	6,917
3.4% 7/1/42 to 9/1/42		114,960	122,836
3.5% 10/1/33 to 1/1/51		631,861,968	670,976,294
3.65% 5/1/42 to 8/1/42		36,250	39,199
3.9% 4/1/42		10,088	11,082
4% 3/1/36 to 11/1/49		57,244,665	62,106,929
4.25% 11/1/41		28,604	31,257
4.5% to 4.5% 12/1/23 to 9/1/49 (h)		108,738,465	118,172,051
5% 1/1/22 to 2/1/49		9,942,569	11,102,100
5.237% 8/1/41 (c)		308,197	343,234
5.5% 3/1/22 to 9/1/24		2,767	2,794
6% to 6% 1/1/22 to 1/1/42		1,516,388	1,754,769
6.5% 3/1/22 to 5/1/38		216,565	244,761
6.623% 2/1/39 (c)		226,584	249,450
7% to 7% 4/1/23 to 7/1/37		150,230	171,525
7.5% to 7.5% 9/1/22 to 9/1/32		79,328	90,099
8% 3/1/37		3,063	3,684
8.5% 9/1/22		79	81
9% 10/1/30		3,699	4,331

TOTAL FANNIE MAE			2,207,631,343

Freddie Mac - 3.0%
12 month U.S. LIBOR + 1.320% 1.7% 1/1/36 (c)(e)		6,722	6,996
12 month U.S. LIBOR + 1.370% 1.7% 3/1/36 (c)(e)		25,546	26,660
12 month U.S. LIBOR + 1.500% 1.839% 3/1/36 (c)(e)		25,594	26,832
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (c)(e)		41,236	43,488
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (c)(e)		82,317	86,807
12 month U.S. LIBOR + 1.750% 2.068% 12/1/40 (c)(e)		193,894	204,182
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (c)(e)		2,487	2,625
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (c)(e)		8,875	9,408
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (c)(e)		1,732	1,834
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (c)(e)		6,239	6,579
12 month U.S. LIBOR + 1.900% 2.174% 10/1/42 (c)(e)		28,958	30,607
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (c)(e)		12,662	13,419
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (c)(e)		16,552	17,540
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (c)(e)		4,353	4,613
12 month U.S. LIBOR + 1.910% 2.197% 5/1/41 (c)(e)		12,027	12,754
12 month U.S. LIBOR + 1.960% 2.211% 6/1/33 (c)(e)		10,615	11,195
12 month U.S. LIBOR + 2.020% 2.32% 4/1/38 (c)(e)		13,931	14,698
12 month U.S. LIBOR + 2.030% 2.296% 3/1/33 (c)(e)		255	267
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (c)(e)		14,521	15,350
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (c)(e)		22,871	24,211
6 month U.S. LIBOR + 1.120% 1.325% 8/1/37 (c)(e)		8,398	8,637
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (c)(e)		825	863
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (c)(e)		3,537	3,715
6 month U.S. LIBOR + 1.840% 1.97% 2/1/37 (c)(e)		4,313	4,540
6 month U.S. LIBOR + 1.880% 2.021% 10/1/36 (c)(e)		29,373	30,831
6 month U.S. LIBOR + 1.990% 2.152% 10/1/35 (c)(e)		10,786	11,344
6 month U.S. LIBOR + 2.020% 2.245% 6/1/37 (c)(e)		21,392	22,530
6 month U.S. LIBOR + 2.680% 2.812% 10/1/35 (c)(e)		10,411	11,010
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (c)(e)		20,046	21,065
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.387% 6/1/33 (c)(e)		37,676	39,525
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.515% 3/1/35 (c)(e)		72,306	76,221
1.5% 11/1/50 to 6/1/51		3,177,621	3,081,922
2% 6/1/50 to 11/1/51		353,264,536	355,025,327
2.5% 6/1/31 to 12/1/51		403,347,819	416,077,578
3% 6/1/31 to 8/1/50		256,223,001	269,268,724
3.5% 3/1/32 to 4/1/50 (i)		163,379,763	174,099,952
3.5% 8/1/47		2,961,544	3,161,258
4% 5/1/33 to 3/1/49 (h)		117,784,643	127,031,211
4% 4/1/48		8,922	9,578
4.5% 6/1/25 to 7/1/49		30,480,814	33,219,875
5% 7/1/33 to 7/1/41		3,055,505	3,433,438
5.5% 6/1/22		1,460	1,471
6% 12/1/21 to 12/1/37		320,303	366,687
6.5% 12/1/21 to 9/1/39		512,150	598,361
7% 3/1/26 to 9/1/36		157,505	182,415
7.5% 1/1/27 to 7/1/34		43,263	50,230
8% 7/1/24 to 4/1/32		3,649	4,149
8.5% 12/1/22 to 1/1/28		2,044	2,264

TOTAL FREDDIE MAC			1,386,404,786

Ginnie Mae - 4.3%
3.5% 9/20/40 to 11/20/50		265,666,290	278,960,288
4% 7/20/33 to 6/20/49		134,621,064	144,284,207
4.5% 6/20/33 to 9/20/46		9,323,833	10,296,526
5.5% 8/15/33 to 9/15/39		261,966	298,137
6% to 6% 10/15/30 to 5/15/40		376,185	432,190
7% to 7% 11/15/22 to 11/15/32		157,502	178,949
7.5% to 7.5% 2/15/22 to 9/15/31		36,398	40,025
8% 1/15/22 to 11/15/29		9,045	9,798
8.5% to 8.5% 11/15/27 to 1/15/31		4,909	5,582
9% 1/15/23		13	13
2% 12/1/51 (d)		46,900,000	47,499,377
2% 12/1/51 (d)		14,650,000	14,837,226
2% 12/1/51 (d)		15,500,000	15,698,088
2% 12/1/51 (d)		49,650,000	50,284,522
2% 12/1/51 (d)		50,300,000	50,942,829
2% 12/1/51 (d)		15,700,000	15,900,644
2% 12/1/51 (d)		35,250,000	35,700,491
2% 12/1/51 (d)		10,950,000	11,089,940
2% 12/1/51 (d)		25,200,000	25,522,053
2% 12/1/51 (d)		7,850,000	7,950,322
2% 12/1/51 (d)		16,950,000	17,166,619
2% 12/1/51 (d)		5,250,000	5,317,094
2% 12/1/51 (d)		4,725,000	4,785,385
2% 12/1/51 (d)		15,150,000	15,343,615
2% 12/1/51 (d)		11,500,000	11,646,969
2% 12/1/51 (d)		13,300,000	13,469,973
2.5% 11/20/47 to 7/20/51		35,168,522	36,158,566
2.5% 12/1/51 (d)		6,800,000	6,986,055
2.5% 12/1/51 (d)		82,150,000	84,397,706
2.5% 12/1/51 (d)		22,550,000	23,166,991
2.5% 12/1/51 (d)		32,700,000	33,594,705
2.5% 12/1/51 (d)		10,200,000	10,479,082
2.5% 12/1/51 (d)		28,350,000	29,125,684
2.5% 12/1/51 (d)		8,850,000	9,092,145
2.5% 12/1/51 (d)		6,675,000	6,857,635
2.5% 12/1/51 (d)		21,475,000	22,062,577
2.5% 12/1/51 (d)		17,275,000	17,747,661
2.5% 12/1/51 (d)		5,375,000	5,522,065
2.5% 12/1/51 (d)		25,200,000	25,889,497
2.5% 12/1/51 (d)		13,300,000	13,663,901
3% 5/15/42 to 7/20/51		217,810,447	226,057,121
3% 12/1/51 (d)		9,200,000	9,534,132
3% 12/1/51 (d)		7,900,000	8,186,918
3% 12/1/51 (d)		5,150,000	5,337,041
3% 12/1/51 (d)		4,450,000	4,611,618
3% 12/1/51 (d)		2,900,000	3,005,324
3% 12/1/51 (d)		4,075,000	4,222,999
3% 12/1/51 (d)		2,625,000	2,720,337
3% 12/1/51 (d)		11,000,000	11,399,506
3% 12/1/51 (d)		16,600,000	17,202,890
3.5% 12/1/51 (d)		6,500,000	6,788,160
3.5% 12/1/51 (d)		2,000,000	2,088,665
3.5% 12/1/51 (d)		35,700,000	37,282,663
3.5% 12/1/51 (d)		11,550,000	12,062,038
3.5% 12/1/51 (d)		45,950,000	47,987,069
3.5% 12/1/51 (d)		27,650,000	28,875,788
3.5% 12/1/51 (d)		6,950,000	7,258,109
3.5% 12/1/51 (d)		11,500,000	12,009,821
3.5% 12/1/51 (d)		45,950,000	47,987,069
3.5% 12/1/51 (d)		9,200,000	9,607,857
3.5% 12/1/51 (d)		2,300,000	2,401,964
3.5% 12/1/51 (d)		2,300,000	2,401,964
3.5% 12/1/51 (d)		9,200,000	9,607,857
3.5% 12/1/51 (d)		27,650,000	28,875,788
3.5% 12/1/51 (d)		6,950,000	7,258,109
3.5% 12/1/51 (d)		18,350,000	19,163,498
3.5% 12/1/51 (d)		4,600,000	4,803,929
3.5% 12/1/51 (d)		18,400,000	19,215,714
3.5% 12/1/51 (d)		4,600,000	4,803,929
3.5% 12/1/51 (d)		9,250,000	9,660,074
3.5% 12/1/51 (d)		2,300,000	2,401,964
3.5% 12/1/51 (d)		4,600,000	4,803,929
3.5% 12/1/51 (d)		18,350,000	19,163,498
3.5% 12/1/51 (d)		13,700,000	14,307,353
3.5% 12/1/51 (d)		3,450,000	3,602,946
3.5% 12/1/51 (d)		16,125,000	16,839,858
3.5% 12/1/51 (d)		4,075,000	4,255,654
3.5% 12/1/51 (d)		34,500,000	36,029,464
3.5% 1/1/52 (d)		8,750,000	9,128,337
3.5% 1/1/52 (d)		41,800,000	43,607,369
3.5% 1/1/52 (d)		28,150,000	29,367,164
3.5% 1/1/52 (d)		7,050,000	7,354,831
3.5% 1/1/52 (d)		27,500,000	28,689,059
3.5% 1/1/52 (d)		6,900,000	7,198,346
3.5% 1/1/52 (d)		27,600,000	28,793,383
3.5% 1/1/52 (d)		6,900,000	7,198,346
5% 4/15/33 to 6/20/48		13,911,808	15,217,600
6.5% 3/20/31 to 6/15/37		62,636	72,239

TOTAL GINNIE MAE			1,992,854,423

Uniform Mortgage Backed Securities - 5.2%
1.5% 12/1/51 (d)		18,200,000	17,599,282
1.5% 12/1/51 (d)		65,650,000	63,483,123
1.5% 12/1/51 (d)		25,650,000	24,803,383
1.5% 12/1/51 (d)		45,550,000	44,046,554
1.5% 12/1/51 (d)		17,800,000	17,212,484
1.5% 12/1/51 (d)		32,550,000	31,475,638
1.5% 12/1/51 (d)		12,700,000	12,280,817
2% 12/1/51 (d)		5,650,000	5,655,109
2% 12/1/51 (d)		17,200,000	17,215,554
2% 12/1/51 (d)		35,600,000	35,632,193
2% 12/1/51 (d)		51,400,000	51,446,481
2% 12/1/51 (d)		15,050,000	15,063,610
2% 12/1/51 (d)		71,550,000	71,614,703
2% 12/1/51 (d)		26,050,000	26,073,557
2% 12/1/51 (d)		1,300,000	1,301,176
2% 12/1/51 (d)		4,250,000	4,253,843
2% 12/1/51 (d)		18,500,000	18,516,730
2% 12/1/51 (d)		28,000,000	28,025,320
2% 12/1/51 (d)		1,700,000	1,701,537
2% 12/1/51 (d)		7,600,000	7,606,873
2% 12/1/51 (d)		9,100,000	9,108,229
2% 12/1/51 (d)		2,500,000	2,502,261
2% 12/1/51 (d)		40,900,000	40,936,986
2% 12/1/51 (d)		2,800,000	2,802,532
2% 12/1/51 (d)		63,700,000	63,757,604
2% 12/1/51 (d)		20,950,000	20,968,945
2% 12/1/51 (d)		21,100,000	21,119,081
2% 12/1/51 (d)		64,200,000	64,258,056
2% 12/1/51 (d)		64,650,000	64,708,463
2% 12/1/51 (d)		20,850,000	20,868,855
2% 12/1/51 (d)		97,950,000	98,038,576
2% 12/1/51 (d)		31,550,000	31,578,531
2% 12/1/51 (d)		27,550,000	27,574,913
2% 12/1/51 (d)		85,650,000	85,727,453
2% 12/1/51 (d)		54,250,000	54,299,058
2% 12/1/51 (d)		17,450,000	17,465,780
2% 12/1/51 (d)		22,500,000	22,520,347
2% 12/1/51 (d)		7,350,000	7,356,647
2% 12/1/51 (d)		33,900,000	33,930,656
2% 12/1/51 (d)		2,500,000	2,502,261
2% 12/1/51 (d)		25,400,000	25,422,969
2% 12/1/51 (d)		25,400,000	25,422,969
2% 1/1/52 (d)		68,650,000	68,578,000
2% 1/1/52 (d)		20,700,000	20,678,290
2% 1/1/52 (d)		73,050,000	72,973,385
2% 1/1/52 (d)		21,150,000	21,127,818
2.5% 12/1/51 (d)		5,500,000	5,637,500
2.5% 12/1/51 (d)		4,800,000	4,920,000
2.5% 12/1/51 (d)		42,000,000	43,050,000
2.5% 12/1/51 (d)		4,250,000	4,356,250
2.5% 12/1/51 (d)		5,200,000	5,330,000
2.5% 12/1/51 (d)		10,300,000	10,557,500
2.5% 12/1/51 (d)		5,700,000	5,842,500
2.5% 12/1/51 (d)		15,700,000	16,092,500
2.5% 12/1/51 (d)		4,300,000	4,407,500
2.5% 12/1/51 (d)		7,500,000	7,687,500
2.5% 12/1/51 (d)		84,700,000	86,817,500
2.5% 12/1/51 (d)		20,550,000	21,063,750
2.5% 12/1/51 (d)		82,950,000	85,023,750
2.5% 12/1/51 (d)		22,300,000	22,857,500
2.5% 12/1/51 (d)		55,800,000	57,195,000
2.5% 12/1/51 (d)		15,000,000	15,375,000
2.5% 12/1/51 (d)		64,775,000	66,394,375
2.5% 12/1/51 (d)		17,450,000	17,886,250
2.5% 12/1/51 (d)		38,100,000	39,052,500
2.5% 12/1/51 (d)		2,925,000	2,998,125
2.5% 12/1/51 (d)		31,850,000	32,646,250
2.5% 12/1/51 (d)		9,800,000	10,045,000
2.5% 12/1/51 (d)		26,350,000	27,008,750
2.5% 12/1/51 (d)		6,600,000	6,765,000
2.5% 1/1/52 (d)		9,450,000	9,662,625
2.5% 1/1/52 (d)		42,000,000	42,945,000
3% 12/1/51 (d)		13,700,000	14,223,382
3% 12/1/51 (d)		31,600,000	32,807,218
3% 12/1/51 (d)		8,000,000	8,305,625
3% 12/1/51 (d)		1,900,000	1,972,586
3% 12/1/51 (d)		26,100,000	27,097,101
3% 12/1/51 (d)		4,000,000	4,152,812
3% 12/1/51 (d)		19,200,000	19,933,500
3% 12/1/51 (d)		5,900,000	6,125,398
3% 12/1/51 (d)		1,900,000	1,972,586
3% 12/1/51 (d)		24,500,000	25,435,976
3.5% 12/1/51 (d)		3,400,000	3,574,383
3.5% 12/1/51 (d)		15,200,000	15,979,594
3.5% 12/1/51 (d)		30,700,000	32,274,575
3.5% 12/1/51 (d)		4,200,000	4,415,414
3.5% 12/1/51 (d)		68,600,000	72,118,432
3.5% 12/1/51 (d)		6,900,000	7,253,895
3.5% 12/1/51 (d)		8,000,000	8,410,313
3.5% 12/1/51 (d)		44,400,000	46,677,236

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			2,405,584,283

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,979,536,873)			7,992,474,835

Asset-Backed Securities - 2.1%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)		$7,986,087	$7,036,153
Series 2019-1 Class A, 3.844% 5/15/39 (b)		4,486,323	4,260,656
Series 2019-2:
Class A, 3.376% 10/16/39 (b)		8,065,531	7,766,757
Class B, 4.458% 10/16/39 (b)		1,488,945	1,240,390
Series 2021-1A Class A, 2.95% 11/16/41 (b)		11,336,884	11,181,433
Series 2021-2A Class A, 2.798% 1/15/47 (b)		21,050,000	21,014,299
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)		4,062,000	4,064,410
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 1/15/32 (b)(c)(e)		3,420,000	3,420,222
AIMCO CLO Ltd.:
Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.14% 10/17/34 (b)(c)(e)		7,980,000	7,980,000
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.3323% 1/17/32 (b)(c)(e)		9,320,000	9,313,308
Ajax Mortgage Loan Trust Series 2021-C Class A, 2.115% 1/25/61 (b)		4,015,954	4,003,848
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.4615% 1/20/33 (b)(c)(e)		4,684,000	4,685,906
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.2715% 7/20/34 (b)(c)(e)		8,250,000	8,252,673
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)		4,403,273	4,173,756
Class B, 4.335% 1/16/40 (b)		766,953	550,762
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.4438% 10/15/32 (b)(c)(e)		8,066,000	8,069,372
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.3438% 1/15/33 (b)(c)(e)		13,570,000	13,574,573
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.2538% 7/15/34 (b)(c)(e)		10,540,000	10,546,819
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.1938% 4/15/34 (b)(c)(e)		11,760,000	11,761,588
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.3723% 4/17/33 (b)(c)(e)		20,753,000	20,759,309
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/36 (b)(c)(e)		7,970,000	7,965,250
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.3515% 1/20/32 (b)(c)(e)		9,220,000	9,220,231
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.4523% 1/17/33 (b)(c)(e)		7,381,000	7,384,691
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (b)(c)(e)		11,380,000	11,379,943
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		5,740,452	5,749,788
Class AA, 2.487% 12/16/41 (b)(c)		820,562	823,378
Series 2021-1A Class A, 2.443% 7/15/46 (b)		22,271,147	22,112,088
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.078% 5/25/29 (c)(e)		203,762	203,900
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 0.9739% 7/25/29 (c)(e)		279,630	280,150
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1138% 4/15/29 (b)(c)(e)		10,597,000	10,574,725
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)		9,768,942	9,762,576
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		7,965,815	7,941,275
Class B, 5.095% 4/15/39 (b)		3,098,041	2,943,707
Series 2021-1R Class A, 2.741% 8/15/41 (b)		32,113,292	31,953,741
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)		4,472,967	4,421,830
Series 2021-1A:
Class A, 3.474% 1/15/46 (b)		3,530,513	3,603,406
Class B, 6.656% 1/15/46 (b)		2,884,224	3,091,683
Cedar Funding Ltd. Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.1% 10/20/32 (b)(c)(e)		7,910,000	7,906,702
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.13% 10/25/34 (b)(c)(e)		6,880,000	6,875,927
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.3244% 10/20/34 (b)(c)(e)		11,410,000	11,382,799
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.442% 10/25/37 (b)(c)(e)		110,710	111,489
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 0.4723% 9/28/30 (c)(e)		269,638	269,354
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3315% 4/20/34 (b)(c)(e)		9,300,000	9,280,005
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.4415% 1/20/34 (b)(c)(e)		12,220,000	12,230,130
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (b)		2,258,906	2,268,921
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)		5,294,713	5,521,914
Series 2019-1A:
Class A23, 4.352% 5/20/49 (b)		982,388	1,055,950
Class A2II, 4.021% 5/20/49 (b)		738,990	764,379
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (b)		2,097,638	2,221,417
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.15% 10/20/34 (b)(c)(e)		7,990,000	7,990,000
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.3423% 1/18/32 (b)(c)(e)		7,360,000	7,361,575
Dryden Senior Loan Fund:
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 1.2923% 1/16/32 (b)(c)(e)		2,909,000	2,909,428
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3023% 4/17/33 (b)(c)(e)		7,000,000	7,003,479
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/35 (b)(c)(e)		9,590,000	9,584,227
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.13% 2/20/35 (b)(c)(d)(e)		6,930,000	6,930,000
Eaton Vance CLO, Ltd.:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.4938% 10/15/32 (b)(c)(e)		9,400,000	9,403,158
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 4/15/31 (b)(c)(e)		4,560,000	4,563,133
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.3738% 1/15/34 (b)(c)(e)		2,000,000	2,001,128
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (b)		11,063,267	11,017,220
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (b)(c)		6,691,559	6,688,050
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.2613% 7/19/34 (b)(c)(e)		7,180,000	7,189,133
Class AR, 3 month U.S. LIBOR + 1.080% 0% 11/16/34 (b)(c)(e)		11,500,000	11,500,000
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4596% 11/20/33 (b)(c)(e)		8,920,000	8,929,598
Ford Credit Floorplan Master Owner Trust:
Series 2019-1 Class B, 3.04% 3/15/24		1,170,000	1,178,565
Series 2019-2 Class A, 3.06% 4/15/26		8,253,000	8,632,940
Series 2019-3 Class A1, 2.23% 9/15/24		4,320,000	4,383,977
Series 2019-4 Class A, 2.44% 9/15/26		1,300,000	1,338,233
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		3,007,862	2,975,842
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		4,416,268	4,378,137
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.13% 10/22/34 (b)(c)(d)(e)		9,130,000	9,130,000
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)		7,887,000	7,998,325
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.3338% 1/15/33 (b)(c)(e)		4,500,000	4,501,395
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.0483% 1/22/28 (b)(c)(e)		2,599,040	2,602,918
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.2636% 4/19/34 (b)(c)(e)		9,810,000	9,829,022
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.120% 1.13% 1/22/35 (b)(c)(d)(e)		11,690,000	11,689,380
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.2438% 7/15/34 (b)(c)(e)		7,360,000	7,355,834
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 10/15/32 (b)(c)(e)		4,271,000	4,273,891
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.2715% 10/20/34 (b)(c)(e)		3,092,000	3,090,157
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 0.9223% 1/18/28 (b)(c)(e)		8,324,642	8,322,202
Magnetite XXI Ltd. Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 1/15/33 (b)(c)(e)		23,148,000	23,152,630
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 0% 1/25/35 (b)(c)(e)		9,420,000	9,420,000
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.1138% 1/15/34 (b)(c)(e)		8,400,000	8,407,762
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (b)		36,209,139	35,981,228
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (b)		287,191	287,603
Series 2021-3A Class A, 0.65% 12/15/31 (b)		19,400,000	19,351,003
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)		1,844,820	1,894,847
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2015% 10/20/30 (b)(c)(e)		10,553,000	10,553,274
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0911% 8/10/23 (b)(c)(e)		21,867,000	21,917,119
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (b)		11,433,691	11,408,892
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.692% 7/26/66 (b)(c)(e)		345,466	346,169
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2682% 10/20/34 (b)(c)(e)		5,068,000	5,065,015
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2I, 4.262% 9/5/48 (b)		291,000	290,822
Series 2019-1A Class A2, 3.858% 12/5/49 (b)		7,085,790	7,348,815
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)		7,163,937	7,147,949
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)		6,653,705	6,530,070
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (b)		100,987	100,798
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.2515% 4/20/34 (b)(c)(e)		12,190,000	12,198,435
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)		19,740,481	19,366,575
Class B, 4.335% 3/15/40 (b)		853,777	746,745
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)		8,715,000	8,990,096
1.884% 7/15/50 (b)		4,275,000	4,292,776
2.328% 7/15/52 (b)		3,269,000	3,343,143
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.586% 12/15/27 (b)(c)(e)		483,953	483,967
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (b)		361,936	362,578
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)		10,977,083	10,858,198
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.1836% 7/15/32 (b)(c)(e)		1,769,000	1,769,218
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.4438% 1/15/34 (b)(c)(e)		5,300,000	5,300,000
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.2115% 4/20/33 (b)(c)(e)		7,300,000	7,286,371
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1315% 1/20/29 (b)(c)(e)		7,106,000	7,131,020
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (c)(e)		7,249	6,790
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)		9,411,899	9,394,892
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)		19,974,463	19,924,563
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6777% 3/25/58 (b)(c)		862,768	895,250
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.6866% 4/6/42 (b)(c)(e)		778,000	566,497
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)		923,828	921,119
Series 2021-2 Class A, 0.91% 6/20/31 (b)		14,927,386	14,913,892
Series 2021-3 Class A, 0.83% 7/20/31 (b)		25,316,063	25,258,342
Series 2021-4 Class A, 0.84% 9/20/31 (b)		32,253,852	31,985,964
Series 2021-5 Class A, 1.31% 11/20/31 (b)		22,400,000	22,347,992
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.2836% 7/19/34 (b)(c)(e)		7,780,000	7,775,558
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.2815% 10/20/34 (b)(c)(e)		13,570,000	13,561,926
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2723% 7/16/34 (b)(c)(e)		7,590,000	7,589,977
TOTAL ASSET-BACKED SECURITIES
(Cost $963,872,456)			964,184,410

Collateralized Mortgage Obligations - 0.8%
Private Sponsor - 0.5%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)		17,439,820	17,492,145
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)		7,122,981	7,123,458
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)		14,472,658	14,454,599
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)		8,115,254	8,109,610
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)		12,537,000	12,518,415
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)		5,561,415	5,567,394
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		58,350	58,253
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (b)		10,872,641	10,881,480
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.3921% 5/27/37 (b)(c)(e)		64,525	63,454
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(e)(j)		552,731	55
Class AA1, 1 month U.S. LIBOR + 0.280% 0.3921% 5/27/37 (b)(c)(e)		767,463	730,849
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)		4,228,511	4,253,469
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (b)(c)		9,300,000	9,388,443
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)		3,493,330	3,615,961
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)		5,155,936	5,424,637
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)		11,452,151	11,362,689
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/25/51 (b)(c)		35,900,000	35,900,000
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)		5,375,727	5,328,174
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)		25,826,000	25,859,703
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)		5,498,794	5,496,195
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.0386% 7/20/34 (c)(e)		1,656	1,620
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.732% 9/25/43 (c)(e)		76,548	75,589
Towd Point Mortgage Trust sequential payer Series 2021-1 Class A1, 2.25% 11/25/61 (b)(c)		46,585,000	47,292,533
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 2.3785% 9/25/33 (c)		9,966	9,904

TOTAL PRIVATE SPONSOR			231,008,629

U.S. Government Agency - 0.3%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.892% 2/25/32 (c)(e)		2,793	2,843
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.0889% 3/18/32 (c)(e)		5,125	5,233
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.092% 4/25/32 (c)(e)		5,882	6,026
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.092% 10/25/32 (c)(e)		7,650	7,819
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.842% 1/25/32 (c)(e)		2,710	2,753
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 8.008% 12/25/33 (c)(k)(l)		106,380	25,859
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.588% 11/25/36 (c)(k)(l)		70,716	13,414
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 0.392% 1/25/43 (c)(e)		669,537	671,338
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 0.442% 5/25/47 (c)(e)		1,357,570	1,362,978
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 0.392% 5/25/48 (c)(e)		772,541	774,095
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 0.392% 6/25/48 (c)(e)		1,945,683	1,949,817
Series 2019-23 Class FC, 1 month U.S. LIBOR + 0.450% 0.542% 5/25/49 (c)(e)		11,359,063	11,454,954
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		432	442
Series 1993-207 Class H, 6.5% 11/25/23		13,759	14,200
Series 1996-28 Class PK, 6.5% 7/25/25		5,527	5,722
Series 1999-17 Class PG, 6% 4/25/29		43,863	48,157
Series 1999-32 Class PL, 6% 7/25/29		50,006	55,086
Series 1999-33 Class PK, 6% 7/25/29		35,064	38,660
Series 2001-52 Class YZ, 6.5% 10/25/31		5,362	5,939
Series 2003-28 Class KG, 5.5% 4/25/23		6,028	6,179
Series 2005-102 Class CO 11/25/35 (m)		18,684	17,208
Series 2005-39 Class TE, 5% 5/25/35		18,608	20,639
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.3108% 8/25/35 (c)(l)		5,436	7,076
Series 2005-81 Class PC, 5.5% 9/25/35		51,949	58,005
Series 2006-12 Class BO 10/25/35 (m)		85,327	78,735
Series 2006-15 Class OP 3/25/36 (m)		97,665	89,123
Series 2006-37 Class OW 5/25/36 (m)		9,662	8,649
Series 2006-45 Class OP 6/25/36 (m)		30,479	27,279
Series 2006-62 Class KP 4/25/36 (m)		49,898	45,700
Series 2012-149:
Class DA, 1.75% 1/25/43		141,902	143,233
Class GA, 1.75% 6/25/42		153,778	155,489
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		7,163	7,849
Series 1999-25 Class Z, 6% 6/25/29		30,610	33,119
Series 2001-20 Class Z, 6% 5/25/31		47,734	52,915
Series 2001-31 Class ZC, 6.5% 7/25/31		23,851	26,086
Series 2002-16 Class ZD, 6.5% 4/25/32		14,428	16,017
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.458% 11/25/32 (c)(k)(l)		45,818	5,276
Series 2012-67 Class AI, 4.5% 7/25/27 (k)		73,213	3,827
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.548% 12/25/36 (c)(k)(l)		52,752	12,391
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.348% 5/25/37 (c)(k)(l)		28,740	6,208
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.5396% 9/25/23 (c)(l)		946	1,048
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 8.008% 3/25/33 (c)(k)(l)		7,995	1,765
Series 2005-72 Class ZC, 5.5% 8/25/35		404,951	450,250
Series 2005-79 Class ZC, 5.9% 9/25/35		231,990	262,555
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 40.068% 6/25/37 (c)(l)		32,435	64,665
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 39.048% 7/25/37 (c)(l)		33,914	67,677
Class SB, 39.600% - 1 month U.S. LIBOR 39.048% 7/25/37 (c)(l)		10,998	19,122
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.258% 3/25/38 (c)(k)(l)		182,372	35,590
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.958% 12/25/40 (c)(k)(l)		183,706	32,191
Class ZA, 4.5% 12/25/40		71,379	79,973
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		81,976	3,556
Series 2010-150 Class ZC, 4.75% 1/25/41		778,256	876,720
Series 2010-95 Class ZC, 5% 9/25/40		1,687,902	1,894,509
Series 2011-39 Class ZA, 6% 11/25/32		118,222	133,409
Series 2011-4 Class PZ, 5% 2/25/41		260,371	283,001
Series 2011-67 Class AI, 4% 7/25/26 (k)		22,460	952
Series 2011-83 Class DI, 6% 9/25/26 (k)		4,710	79
Series 2012-100 Class WI, 3% 9/25/27 (k)		457,727	31,190
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.558% 12/25/30 (c)(k)(l)		88,229	4,290
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.458% 6/25/41 (c)(k)(l)		75,891	2,843
Series 2013-133 Class IB, 3% 4/25/32 (k)		197,761	6,835
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.958% 1/25/44 (c)(k)(l)		118,743	22,299
Series 2013-44 Class DJ, 1.85% 5/25/33		9,464,771	9,582,523
Series 2013-51 Class GI, 3% 10/25/32 (k)		120,109	8,450
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.628% 6/25/35 (c)(k)(l)		152,206	26,411
Series 2015-42 Class IL, 6% 6/25/45 (k)		784,810	148,718
Series 2015-70 Class JC, 3% 10/25/45		885,984	928,897
Series 2017-30 Class AI, 5.5% 5/25/47 (k)		388,207	74,779
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)		25,976	4,618
Series 343 Class 16, 5.5% 5/25/34 (k)		22,460	3,630
Series 348 Class 14, 6.5% 8/25/34 (c)(k)		20,921	4,526
Series 351:
Class 12, 5.5% 4/25/34 (c)(k)		12,669	2,279
Class 13, 6% 3/25/34 (k)		18,444	3,325
Series 359 Class 19, 6% 7/25/35 (c)(k)		10,907	2,164
Series 384 Class 6, 5% 7/25/37 (k)		109,798	19,063
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.8893% 1/15/32 (c)(e)		2,324	2,366
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 0.9893% 3/15/32 (c)(e)		3,150	3,217
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.0893% 3/15/32 (c)(e)		3,136	3,204
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 0.9893% 6/15/31 (c)(e)		5,569	5,670
Class FG, 1 month U.S. LIBOR + 0.900% 0.9893% 3/15/32 (c)(e)		1,721	1,754
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 0.4393% 8/15/47 (c)(e)		728,979	732,149
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3393% 5/15/37 (c)(e)		130,434	130,840
planned amortization class:
Series 2095 Class PE, 6% 11/15/28		52,125	57,568
Series 2101 Class PD, 6% 11/15/28		3,236	3,573
Series 2104 Class PG, 6% 12/15/28		3,882	4,292
Series 2121 Class MG, 6% 2/15/29		20,612	22,732
Series 2131 Class BG, 6% 3/15/29		118,089	130,538
Series 2137 Class PG, 6% 3/15/29		19,029	21,059
Series 2154 Class PT, 6% 5/15/29		40,945	45,306
Series 2162 Class PH, 6% 6/15/29		7,684	8,450
Series 2520 Class BE, 6% 11/15/32		54,972	62,388
Series 2693 Class MD, 5.5% 10/15/33		239,418	260,202
Series 2802 Class OB, 6% 5/15/34		65,827	72,941
Series 3002 Class NE, 5% 7/15/35		134,518	148,540
Series 3110 Class OP 9/15/35 (m)		45,256	43,493
Series 3119 Class PO 2/15/36 (m)		117,013	106,384
Series 3121 Class KO 3/15/36 (m)		18,618	17,083
Series 3123 Class LO 3/15/36 (m)		66,564	60,652
Series 3145 Class GO 4/15/36 (m)		68,720	62,879
Series 3189 Class PD, 6% 7/15/36		116,152	133,402
Series 3225 Class EO 10/15/36 (m)		35,346	31,873
Series 3258 Class PM, 5.5% 12/15/36		45,337	51,271
Series 3415 Class PC, 5% 12/15/37		49,672	54,629
Series 3786 Class HI, 4% 3/15/38 (k)		7,206	8
Series 3806 Class UP, 4.5% 2/15/41		231,888	243,406
Series 3832 Class PE, 5% 3/15/41		547,917	605,776
Series 4135 Class AB, 1.75% 6/15/42		115,785	117,179
Series 4765 Class PE, 3% 12/15/41		119,287	119,944
sequential payer:
Series 2114 Class ZM, 6% 1/15/29		1,779	1,966
Series 2135 Class JE, 6% 3/15/29		14,194	15,569
Series 2274 Class ZM, 6.5% 1/15/31		15,376	16,764
Series 2281 Class ZB, 6% 3/15/30		25,174	27,672
Series 2303 Class ZV, 6% 4/15/31		11,524	12,806
Series 2357 Class ZB, 6.5% 9/15/31		93,704	106,471
Series 2502 Class ZC, 6% 9/15/32		28,761	32,591
Series 2519 Class ZD, 5.5% 11/15/32		30,798	34,476
Series 2546 Class MJ, 5.5% 3/15/23		4,038	4,144
Series 2601 Class TB, 5.5% 4/15/23		1,842	1,893
Series 2998 Class LY, 5.5% 7/15/25		14,780	15,827
Series 3871 Class KB, 5.5% 6/15/41		634,152	726,181
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.5108% 2/15/36 (c)(k)(l)		36,144	6,372
Series 1658 Class GZ, 7% 1/15/24		3,623	3,836
Series 2013-4281 Class AI, 4% 12/15/28 (k)		205,529	7,641
Series 2017-4683 Class LM, 3% 5/15/47		1,091,992	1,140,990
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.1108% 11/15/31 (c)(k)(l)		20,823	2,254
Series 2587 Class IM, 6.5% 3/15/33 (k)		3,711	742
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.2199% 8/15/24 (c)(l)		10	10
Class SD, 86.400% - 1 month U.S. LIBOR 85.2897% 8/15/24 (c)(l)		18	20
Series 2933 Class ZM, 5.75% 2/15/35		521,213	587,460
Series 2935 Class ZK, 5.5% 2/15/35		456,382	516,147
Series 2947 Class XZ, 6% 3/15/35		215,197	246,347
Series 2996 Class ZD, 5.5% 6/15/35		348,346	395,240
Series 3237 Class C, 5.5% 11/15/36		514,551	575,314
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5708% 11/15/36 (c)(k)(l)		158,470	34,166
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6608% 3/15/37 (c)(k)(l)		238,641	56,064
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6708% 4/15/37 (c)(k)(l)		334,184	72,969
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4908% 6/15/37 (c)(k)(l)		125,329	23,064
Series 3949 Class MK, 4.5% 10/15/34		97,091	105,630
Series 4055 Class BI, 3.5% 5/15/31 (k)		226,572	9,532
Series 4149 Class IO, 3% 1/15/33 (k)		61,541	5,518
Series 4314 Class AI, 5% 3/15/34 (k)		70,908	3,788
Series 4427 Class LI, 3.5% 2/15/34 (k)		485,181	37,026
Series 4471 Class PA 4% 12/15/40		520,163	551,383
target amortization class Series 2156 Class TC, 6.25% 5/15/29		18,547	19,774
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 0.9903% 2/15/24 (c)(e)		4,063	4,080
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28		4,882	5,309
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		12,891	14,166
Series 2056 Class Z, 6% 5/15/28		34,493	38,025
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 0.3893% 5/15/48 (c)(e)		1,252,024	1,253,536
Series 4386 Class AZ, 4.5% 11/15/40		1,089,441	1,199,121
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57		8,433,093	8,848,282
Series 2018-4 Class MA, 3.5% 3/25/58		3,207,612	3,354,500
Series 2019-1 Class MA, 3.5% 7/25/58		5,619,890	5,895,651
Series 2018-3 Class M55D, 4% 8/25/57		448,256	479,615
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.6009% 6/16/37 (c)(k)(l)		67,743	13,933
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6378% 3/20/60 (c)(e)(n)		809,926	812,689
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4178% 7/20/60 (c)(e)(n)		120,799	120,703
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.3753% 9/20/60 (c)(e)(n)		136,577	136,373
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.3753% 8/20/60 (c)(e)(n)		129,468	129,285
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4553% 12/20/60 (c)(e)(n)		291,361	291,464
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.5753% 12/20/60 (c)(e)(n)		313,329	314,172
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.5753% 2/20/61 (c)(e)(n)		356,981	357,819
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5653% 2/20/61 (c)(e)(n)		556,041	557,215
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.5753% 4/20/61 (c)(e)(n)		279,116	279,915
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.5753% 5/20/61 (c)(e)(n)		458,658	459,889
Class FC, 1 month U.S. LIBOR + 0.500% 0.5753% 5/20/61 (c)(e)(n)		334,231	335,180
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6053% 6/20/61 (c)(e)(n)		399,640	400,914
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6253% 9/20/61 (c)(e)(n)		1,050,806	1,054,772
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.6753% 10/20/61 (c)(e)(n)		454,196	456,300
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.7753% 11/20/61 (c)(e)(n)		439,151	442,067
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.7753% 1/20/62 (c)(e)(n)		277,251	278,966
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7053% 1/20/62 (c)(e)(n)		390,588	392,631
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7053% 3/20/62 (c)(e)(n)		248,214	249,446
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7253% 5/20/61 (c)(e)(n)		7,074	7,123
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.6753% 1/20/64 (c)(e)(n)		331,985	333,292
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.6753% 12/20/63 (c)(e)(n)		1,389,069	1,394,304
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.5753% 6/20/64 (c)(e)(n)		343,663	344,562
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.3753% 3/20/65 (c)(e)(n)		4,001	3,996
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3553% 5/20/63 (c)(e)(n)		8,093	8,076
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.2753% 4/20/63 (c)(e)(n)		7,136	7,113
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.4753% 12/20/62 (c)(e)(n)		19,089	19,109
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3411% 10/20/47 (c)(e)		868,170	869,223
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.4411% 11/20/48 (c)(e)		1,687,308	1,698,913
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.3911% 5/20/48 (c)(e)		834,105	836,544
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.3911% 6/20/48 (c)(e)		1,081,939	1,082,967
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.3911% 6/20/48 (c)(e)		975,964	980,446
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5411% 12/20/49 (c)(e)		11,593,262	11,709,892
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5411% 2/20/49 (c)(e)		3,197,264	3,222,776
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.4911% 3/20/50 (c)(e)		10,725,968	10,792,062
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8177% 12/20/40 (c)(l)		614,211	700,229
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		29,709	1,890
Series 2016-69 Class WA, 3% 2/20/46		417,305	436,075
Series 2017-134 Class BA, 2.5% 11/20/46		163,492	169,139
Series 2017-153 Class GA, 3% 9/20/47		1,392,115	1,454,178
Series 2017-182 Class KA, 3% 10/20/47		1,144,422	1,195,510
Series 2018-13 Class Q, 3% 4/20/47		1,518,026	1,571,107
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		194,711	207,418
Series 2010-160 Class DY, 4% 12/20/40		1,353,512	1,444,549
Series 2010-170 Class B, 4% 12/20/40		303,948	324,458
Series 2017-139 Class BA, 3% 9/20/47		4,290,495	4,506,221
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.4109% 5/16/34 (c)(k)(l)		46,942	8,257
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.1109% 8/17/34 (c)(k)(l)		35,402	7,538
Series 2010-116 Class QB, 4% 9/16/40		99,962	106,966
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8609% 2/16/40 (c)(k)(l)		242,932	37,290
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4178% 5/20/60 (c)(e)(n)		347,324	347,045
Series 2011-52 Class HI, 7% 4/16/41 (k)		43,900	8,142
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 6.0089% 7/20/41(c)(k)(l)		117,866	21,582
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.6109% 6/16/42 (c)(k)(l)		152,822	29,812
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.5452% 4/20/39 (c)(l)		16,652	16,922
Series 2013-149 Class MA, 2.5% 5/20/40		1,333,638	1,359,837
Series 2014-2 Class BA, 3% 1/20/44		2,510,918	2,628,936
Series 2014-21 Class HA, 3% 2/20/44		934,482	978,059
Series 2014-25 Class HC, 3% 2/20/44		1,601,071	1,663,506
Series 2014-5 Class A, 3% 1/20/44		1,416,053	1,469,045
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)		14,656	15,035
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.59% 5/20/66 (c)(e)(n)		2,495,477	2,480,261
Series 2017-186 Class HK, 3% 11/16/45		1,340,624	1,399,278
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.44% 8/20/66 (c)(e)(n)		2,999,245	2,972,494
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.108% 5/20/65 (c)(n)		59,950	62,853

TOTAL U.S. GOVERNMENT AGENCY			130,222,703

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $359,882,347)			361,231,332

Commercial Mortgage Securities - 3.5%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.84% 11/15/30 (b)(c)(e)		10,322,000	10,458,342
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)		10,500,000	10,784,767
Class ANM, 3.112% 11/5/32 (b)		5,768,000	5,910,720
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)		1,295,000	1,310,351
Class CNM, 3.8425% 11/5/32 (b)(c)		536,000	537,348
BANK:
sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61		2,901,000	3,180,200
Series 2019-BN21 Class A5, 2.851% 10/17/52		1,112,000	1,170,142
Series 2020-BN25 Class XB, 0.5326% 1/15/63 (c)(k)		30,600,000	1,042,273
Series 2021-BN33 Class XA, 1.1754% 5/15/64 (c)(k)		72,535,271	5,633,822
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.600% 0.6916% 11/25/35 (b)(c)(e)		33,672	32,263
Class M1, 1 month U.S. LIBOR + 0.660% 0.7516% 11/25/35 (b)(c)(e)		9,007	8,345
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 0.6766% 1/25/36 (b)(c)(e)		83,544	80,747
Class M1, 1 month U.S. LIBOR + 0.670% 0.7666% 1/25/36 (b)(c)(e)		26,970	26,060
Class M2, 1 month U.S. LIBOR + 0.700% 0.7966% 1/25/36 (b)(c)(e)		10,171	9,801
Class M3, 1 month U.S. LIBOR + 0.750% 0.8416% 1/25/36 (b)(c)(e)		14,802	14,273
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.540% 0.6316% 4/25/36 (b)(c)(e)		14,044	13,383
Class M1, 1 month U.S. LIBOR + 0.570% 0.6616% 4/25/36 (b)(c)(e)		8,492	8,001
Class M2, 1 month U.S. LIBOR + 0.600% 0.6916% 4/25/36 (b)(c)(e)		8,981	8,164
Class M6, 1 month U.S. LIBOR + 0.960% 1.0516% 4/25/36 (b)(c)(e)		8,492	7,525
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.460% 0.5566% 7/25/36 (b)(c)(e)		12,959	11,887
Class M2, 1 month U.S. LIBOR + 0.490% 0.5866% 7/25/36 (b)(c)(e)		9,207	8,355
Class M4, 1 month U.S. LIBOR + 0.630% 0.7216% 7/25/36 (b)(c)(e)		8,696	7,899
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.400% 0.4966% 12/25/36 (b)(c)(e)		187,737	179,676
Class M1, 1 month U.S. LIBOR + 0.430% 0.5266% 12/25/36 (b)(c)(e)		15,088	13,928
Class M3, 1 month U.S. LIBOR + 0.510% 0.6016% 12/25/36 (b)(c)(e)		10,227	9,216
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.3616% 3/25/37 (b)(c)(e)		46,769	44,863
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.3616% 7/25/37 (b)(c)(e)		138,030	132,698
Class A2, 1 month U.S. LIBOR + 0.320% 0.4116% 7/25/37 (b)(c)(e)		129,195	120,327
Class M1, 1 month U.S. LIBOR + 0.370% 0.4616% 7/25/37 (b)(c)(e)		44,010	42,650
Class M2, 1 month U.S. LIBOR + 0.410% 0.5016% 7/25/37 (b)(c)(e)		28,673	27,471
Class M3, 1 month U.S. LIBOR + 0.490% 0.5816% 7/25/37 (b)(c)(e)		31,355	35,656
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.3816% 7/25/37 (b)(c)(e)		49,117	46,629
Class M1, 1 month U.S. LIBOR + 0.310% 0.4016% 7/25/37 (b)(c)(e)		26,055	24,597
Class M2, 1 month U.S. LIBOR + 0.340% 0.4316% 7/25/37 (b)(c)(e)		27,800	25,966
Class M3, 1 month U.S. LIBOR + 0.370% 0.4616% 7/25/37 (b)(c)(e)		44,879	41,016
Class M4, 1 month U.S. LIBOR + 0.500% 0.5916% 7/25/37 (b)(c)(e)		70,559	64,073
Class M5, 1 month U.S. LIBOR + 0.600% 0.6916% 7/25/37 (b)(c)(e)		29,631	34,100
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51		3,507,000	3,759,440
Series 2018-B2 Class ASB, 3.7802% 2/15/51		1,800,000	1,930,006
Series 2018-B4 Class A5, 4.121% 7/15/51		1,260,000	1,417,676
Series 2019-B10 Class A4, 3.717% 3/15/62		2,283,000	2,536,307
Series 2019-B13 Class A4, 2.952% 8/15/57		12,263,000	12,965,983
Series 2018-B8 Class A5, 4.2317% 1/15/52		15,369,000	17,490,162
Series 2019-B12 Class XA, 1.2% 8/15/52 (c)(k)		75,438,147	4,413,177
Series 2019-B14 Class XA, 0.9093% 12/15/62 (c)(k)		121,673,771	5,423,499
Series 2020-B17 Class XA, 1.5406% 3/15/53 (c)(k)		11,983,468	998,419
Series 2020-B18 Class XA, 1.9178% 7/15/53 (c)(k)		20,036,146	2,143,553
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.14% 11/15/28 (b)(c)(e)		6,075,000	6,082,314
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.84% 9/15/26 (b)(c)(e)		19,346,000	19,314,079
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.0411% 3/15/37 (b)(c)(e)		9,800,000	9,756,913
Class F, 1 month U.S. LIBOR + 2.470% 2.5611% 3/15/37 (b)(c)(e)		2,450,000	2,431,550
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.09% 12/15/36 (b)(c)(e)		5,489,560	5,475,799
Class C, 1 month U.S. LIBOR + 1.120% 1.21% 12/15/36 (b)(c)(e)		4,505,881	4,491,872
Class D, 1 month U.S. LIBOR + 1.250% 1.34% 12/15/36 (b)(c)(e)		5,058,678	5,036,495
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 0.7791% 10/15/36 (b)(c)(e)		18,411,000	18,359,219
Class B, 1 month U.S. LIBOR + 0.890% 0.9888% 10/15/36 (b)(c)(e)		2,754,000	2,747,345
Class C, 1 month U.S. LIBOR + 1.090% 1.1886% 10/15/36 (b)(c)(e)		3,686,000	3,677,102
Class D, 1 month U.S. LIBOR + 1.290% 1.3883% 10/15/36 (b)(c)(e)		3,579,000	3,570,352
Class E, 1 month U.S. LIBOR + 1.940% 2.0375% 10/15/36 (b)(c)(e)		11,390,000	11,362,490
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7423% 5/15/38 (b)(c)(e)		14,550,000	14,505,704
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.966% 11/15/32 (b)(c)(e)		2,254,000	2,254,000
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.89% 12/15/36 (b)(c)(e)		13,253,771	13,241,307
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.09% 11/15/32 (b)(c)(e)		7,527,922	7,518,864
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.1776% 9/15/37 (b)(c)(e)		10,436,160	10,391,400
Class B, 1 month U.S. LIBOR + 1.320% 1.415% 9/15/37 (b)(c)(e)		4,119,428	4,018,798
Class D, 1 month U.S. LIBOR + 2.620% 2.715% 9/15/37 (b)(c)(e)		1,985,564	1,690,075
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.89% 11/15/35 (b)(c)(e)		2,356,900	2,348,040
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.389% 4/15/34 (b)(c)(e)		4,437,000	4,406,418
Class C, 1 month U.S. LIBOR + 1.600% 1.689% 4/15/34 (b)(c)(e)		2,933,000	2,900,076
Class D, 1 month U.S. LIBOR + 1.900% 1.989% 4/15/34(b)(c)(e)		3,079,000	3,036,567
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.17% 10/15/36 (b)(c)(e)		3,808,850	3,800,500
Class C, 1 month U.S. LIBOR + 1.250% 1.34% 10/15/36 (b)(c)(e)		4,788,050	4,774,601
Class D, 1 month U.S. LIBOR + 1.450% 1.54% 10/15/36 (b)(c)(e)		6,782,150	6,759,028
Class E, 1 month U.S. LIBOR + 1.800% 1.89% 10/15/36 (b)(c)(e)		9,529,350	9,490,540
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.69% 12/15/36 (b)(c)(e)		4,798,981	4,774,922
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 0.95% 11/15/26 (b)(c)(e)		18,162,000	18,116,731
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.7259% 10/15/26 (b)(c)(e)		16,987,000	16,854,986
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.7895% 1/15/34 (b)(c)(e)		6,330,000	6,304,227
Series 2021-SOAR Class A, 0.76% 6/15/38 (b)(c)		18,360,000	18,256,980
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.089% 4/15/34 (b)(c)(e)		6,400,000	6,385,968
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.01% 10/15/36 (b)(c)(e)		21,556,638	21,556,634
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50		17,655,000	18,692,035
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)		27,063,695	26,951,173
Class A2, 1.99% 7/15/60 (b)		10,613,912	10,485,986
Series 2021-1A Class A1, 1.53% 3/15/61 (b)		14,295,383	14,058,911
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0395% 11/15/36 (b)(c)(e)		4,222,000	4,211,421
Class B, 1 month U.S. LIBOR + 1.250% 1.3395% 11/15/36 (b)(c)(e)		1,600,000	1,590,054
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.21% 6/15/34 (b)(c)(e)		28,328,229	28,274,938
Class B, 1 month U.S. LIBOR + 1.500% 1.59% 6/15/34 (b)(c)(e)		2,163,210	2,146,934
Class C, 1 month U.S. LIBOR + 1.750% 1.84% 6/15/34 (b)(c)(e)		2,444,160	2,413,515
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.49% 8/15/36 (b)(c)(e)		10,885,000	10,864,482
Class B, 1 month U.S. LIBOR + 1.900% 1.99% 8/15/36 (b)(c)(e)		3,280,000	3,267,656
Class C, 1 month U.S. LIBOR + 2.300% 2.39% 8/15/36 (b)(c)(e)		2,493,000	2,482,051
Class D, 1 month U.S. LIBOR + 3.050% 3.14% 8/15/36 (b)(c)(e)		3,078,000	3,062,564
Citigroup Commercial Mortgage Trust:
sequential payer Series 2017-P7 Class AAB, 3.509% 4/14/50		740,000	779,450
Series 2015-GC33 Class XA, 1.0347% 9/10/58 (c)(k)		1,554,936	45,202
Series 2016-P6 Class XA, 0.7802% 12/10/49 (c)(k)		1,319,452	30,627
Series 2019-GC41 Class XA, 1.1846% 8/10/56 (c)(k)		20,608,385	1,309,195
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47		2,137,000	2,259,471
Series 2017-CD4 Class ASB, 3.317% 5/10/50		10,467,000	11,030,446
Series 2014-CR20 Class XA, 1.1497% 11/10/47 (c)(k)		360,678	8,785
Series 2014-LC17 Class XA, 0.8567% 10/10/47 (c)(k)		1,137,420	19,048
Series 2014-UBS6 Class XA, 1.0107% 12/10/47 (c)(k)		921,144	19,832
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 0.97% 12/15/31 (b)(c)(e)		273,770	272,740
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.32% 5/15/36 (b)(c)(e)		6,081,000	6,065,768
Class C, 1 month U.S. LIBOR + 1.430% 1.52% 5/15/36 (b)(c)(e)		1,603,000	1,596,973
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37(b)		3,554,000	3,594,095
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)		4,971,000	5,124,925
Class B, 4.5349% 4/15/36 (b)		1,471,000	1,502,625
Class C, 4.9414% 4/15/36 (b)(c)		955,000	966,962
Class D, 4.9414% 4/15/36 (b)(c)		1,909,000	1,882,565
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50		4,803,000	5,040,451
DBUBS Mortgage Trust Series 2011-LC3A Class C, 5.5442% 8/10/44 (b)(c)		1,099,140	1,100,854
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 0.801% 11/15/38 (b)(c)(e)		25,278,000	25,159,332
Class B, 1 month U.S. LIBOR + 1.120% 1.2202% 11/15/38 (b)(c)(e)		6,150,000	6,121,137
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.17% 7/15/38 (b)(c)(e)		15,315,323	15,306,139
Class B, 1 month U.S. LIBOR + 1.380% 1.47% 7/15/38 (b)(c)(e)		4,198,159	4,195,528
Class C, 1 month U.S. LIBOR + 1.700% 1.79% 7/15/38 (b)(c)(e)		3,143,645	3,142,701
Class D, 1 month U.S. LIBOR + 2.250% 2.34% 7/15/38 (b)(c)(e)		7,942,679	7,942,671
Freddie Mac:
floater:
Series 2021-F104 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2977% 1/25/31 (c)(e)		26,400,000	26,376,050
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2977% 2/25/31 (c)(e)		29,600,000	29,614,670
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (c)(e)		51,500,000	51,525,415
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (c)(e)		24,100,000	24,078,344
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (c)(e)		28,097,562	28,072,005
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2777% 4/25/31 (c)(e)		23,200,000	23,200,000
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2777% 5/25/28 (c)(e)		14,205,407	14,205,407
Series 2021-F114 Class A/S, 0.2677% 5/25/31 (c)		65,899,000	65,839,994
Series 2021-F115 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2577% 6/25/31 (c)(e)		77,180,000	77,032,532
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2477% 8/25/31 (c)(e)		21,177,000	21,147,617
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.2277% 8/25/28 (c)(e)		24,572,000	24,523,357
floater sequential payer Series 2021-KF124 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2677% 10/25/31 (c)(e)		121,900,000	121,676,850
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 1.789% 9/15/31 (b)(c)(e)		14,140,814	14,092,268
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.18% 10/15/31 (b)(c)(e)		3,300,000	3,292,620
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.04% 10/15/36 (b)(c)(e)		10,697,000	10,700,176
Class B, 1 month U.S. LIBOR + 1.150% 1.24% 10/15/36 (b)(c)(e)		1,654,000	1,654,496
Class C, 1 month U.S. LIBOR + 1.550% 1.64% 10/15/36 (b)(c)(e)		1,363,000	1,363,405
sequential payer:
Series 2014-GC18 Class AAB, 3.648% 1/10/47		884,119	908,019
Series 2016-GC34 Class AAB, 3.278% 10/10/48		2,135,633	2,218,314
Series 2019-GC39 Class A4, 3.567% 5/10/52		130,000	143,023
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)		10,701,380	10,745,481
Series 2013-GC16 Class A/S, 4.649% 11/10/46		2,932,000	3,090,798
Series 2015-GC30 Class A/S, 3.777% 5/10/50		2,577,000	2,717,294
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (b)		24,200,000	23,894,823
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46		4,614,000	4,766,292
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50		3,236,000	3,396,305
Series 2018-C8 Class ASB, 4.145% 6/15/51		8,779,000	9,647,130
Series 2019-COR6 Class A4, 3.0565% 11/13/52		2,872,000	3,058,952
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45		600,000	605,655
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.09% 9/15/29 (b)(c)(e)		6,400,000	6,387,817
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46		7,200,000	7,343,461
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (b)		6,783,000	6,866,692
Series 2012-CBX Class A/S, 4.2707% 6/15/45		31,528,000	31,924,701
Series 2013-C16 Class A/S, 4.5169% 12/15/46		7,001,000	7,372,979
Series 2013-LC11 Class A/S, 3.216% 4/15/46		5,691,000	5,822,723
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)		84,000	87,579
Class CFX, 4.9498% 7/5/33 (b)		767,000	795,874
Class DFX, 5.3503% 7/5/33 (b)		1,370,000	1,417,149
Class EFX, 5.5422% 7/5/33 (b)		1,614,000	1,648,971
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (b)(c)(e)		13,421,000	13,393,781
Class B, 1 month U.S. LIBOR + 0.880% 0.97% 3/15/38 (b)(c)(e)		2,940,000	2,918,822
Class C, 1 month U.S. LIBOR + 1.100% 1.19% 3/15/38 (b)(c)(e)		2,038,000	2,020,846
Class D, 1 month U.S. LIBOR + 1.400% 1.49% 3/15/38 (b)(c)(e)		2,834,000	2,808,266
Class E, 1 month U.S. LIBOR + 1.750% 1.84% 3/15/38 (b)(c)(e)		2,476,000	2,455,903
Merit floater:
Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.24% 8/15/37 (b)(c)(e)		5,445,077	5,436,556
Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.79% 7/15/38 (b)(c)(e)		8,363,000	8,328,976
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 0.8905% 4/15/38 (b)(c)(e)		34,600,000	34,513,455
Morgan Stanley BAML Trust:
sequential payer:
Series 2016-C28 Class A3, 3.272% 1/15/49		5,961,171	6,199,029
Series 2017-C33 Class A4, 3.337% 5/15/50		13,400,000	14,206,495
Series 2012-C5 Class A/S, 3.792% 8/15/45		6,800,000	6,905,864
Series 2012-C6 Class A/S, 3.476% 11/15/45		8,330,000	8,459,240
Series 2015-C25 Class XA, 1.1981% 10/15/48 (c)(k)		910,660	28,486
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.94% 8/15/33 (b)(c)(e)		205,211	205,086
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (b)(c)(e)		9,700,000	9,705,109
sequential payer:
Series 2019-L2 Class A3, 3.806% 3/15/52		100,000	109,417
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)		16,247,000	16,696,629
Series 2018-H4 Class A4, 4.31% 12/15/51		2,991,000	3,411,305
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)		1,783,000	1,804,243
Class C, 3.283% 11/10/36 (b)(c)		1,712,000	1,710,431
Series 2021-L6 Class XA, 1.3542% 6/15/54 (c)(k)		26,695,016	2,264,098
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 1.29% 12/15/35 (b)(c)(e)		20,822,000	20,800,368
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 1.8911% 12/15/37 (b)(c)(e)		4,403,000	4,402,995
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5411% 12/15/37 (b)(c)(e)		4,740,641	4,740,584
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 0.89% 4/15/36 (b)(c)(e)		23,000,000	23,006,090
SLG Office Trust Series 2021-OVA Class X, 0.258% 7/15/41 (b)(c)(k)		213,942,750	4,408,718
SREIT Trust floater:
Series 2021-IND Class A, 1 month U.S. LIBOR + 0.700% 0.79% 10/15/38 (b)(c)(e)		3,400,000	3,367,899
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (b)(c)(e)		17,028,000	16,930,399
Class B, 1 month U.S. LIBOR + 1.070% 1.1798% 11/15/38 (b)(c)(e)		9,752,000	9,696,127
Class C, 1 month U.S. LIBOR + 1.320% 1.429% 11/15/38 (b)(c)(e)		5,710,000	5,677,273
Class D, 1 month U.S. LIBOR + 1.570% 1.6782% 11/15/38 (b)(c)(e)		3,430,000	3,410,333
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50		1,400,000	1,487,541
Series 2017-C7 Class ASB, 3.586% 12/15/50		1,000,000	1,066,795
Series 2012-C1 Class A/S, 4.171% 5/10/45		9,200,000	9,221,514
Series 2017-C7 Class XA, 1.1691% 12/15/50 (c)(k)		1,207,929	56,233
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8795% 4/10/46 (b)(c)(e)		106,791	106,571
sequential payer Series 2012-C4 Class A/S, 3.3165% 12/10/45 (b)		4,200,000	4,272,694
Series 2012-C3 Class A/S, 3.814% 8/10/49 (b)		12,000,000	12,247,249
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)		8,020,000	7,962,130
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)		470,000	469,054
Class X, 0.5162% 10/10/42 (b)(c)(k)		27,100,000	906,251
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.29% 5/15/31 (b)(c)(e)		16,435,000	16,430,088
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48		11,250,000	11,779,886
Series 2015-C29 Class ASB, 3.4% 6/15/48		4,312,734	4,469,956
Series 2016-LC24 Class A3, 2.684% 10/15/49		4,700,000	4,848,886
Series 2017-C40 Class ASB, 3.395% 10/15/50		1,000,000	1,058,237
Series 2018-C44 Class ASB, 4.167% 5/15/51		1,000,000	1,094,163
Series 2019-C52 Class A5, 2.892% 8/15/52		3,829,000	4,027,230
Series 2019-C54 Class ASB, 3.063% 12/15/52		1,000,000	1,068,174
Series 2015-SG1 Class ASB, 3.556% 9/15/48		3,777,939	3,923,048
Series 2017-C42 Class XA, 1.0213% 12/15/50 (c)(k)		1,443,634	66,981
Series 2018-C46 Class XA, 1.1013% 8/15/51 (c)(k)		37,785,054	1,577,654
Series 2018-C48 Class A5, 4.302% 1/15/52		3,836,000	4,361,651
Series 2019-C54 Class XA, 0.9657% 12/15/52 (c)(k)		63,663,501	3,637,452
WF-RBS Commercial Mortgage Trust:
Series 2012-C8 Class A/S, 3.66% 8/15/45		5,036,000	5,096,378
Series 2012-C9 Class A/S, 3.388% 11/15/45		1,300,000	1,321,454
Series 2013-C12 Class A/S, 3.56% 3/15/48		17,361,000	17,840,858
Series 2013-C16 Class A/S, 4.668% 9/15/46 (c)		8,828,629	9,309,388
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,649,575,525)			1,645,882,471

Municipal Securities - 0.1%
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25		4,720,000	4,524,897
Illinois Gen. Oblig.:
Series 2003:		$	$
4.95% 6/1/23		2,400,364	2,510,670
5.1% 6/1/33		22,095,000	25,832,955
Series 2010-1, 6.63% 2/1/35		2,035,000	2,527,885
Series 2010-3:
6.725% 4/1/35		2,710,000	3,393,753
7.35% 7/1/35		1,385,000	1,773,570
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		11,609,000	14,754,454
TOTAL MUNICIPAL SECURITIES
(Cost $48,911,312)			55,318,184

Foreign Government and Government Agency Obligations - 0.1%
Kingdom of Saudi Arabia 3.25% 11/17/51 (b)		$15,410,000	$14,966,963
State of Qatar 3.4% 4/16/25 (b)		4,110,000	4,368,930
United Kingdom, Great Britain and Northern Ireland 1.25% 10/22/41 (Reg. S) (h)	GBP	3,760,000	5,216,888
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $24,545,776)			24,552,781
		Shares	Value

Common Stocks - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Jonah Energy Parent LLC (j)
(Cost $65,550)		4,766	246,736
		Principal Amount(a)	Value

Bank Notes - 0.0%
Discover Bank 4.682% 8/9/28 (c)		2,954,000	3,099,855
KeyBank NA 6.95% 2/1/28		619,000	787,026
Regions Bank 6.45% 6/26/37		4,251,000	6,033,517
TOTAL BANK NOTES
(Cost $8,485,692)			9,920,398
		Shares	Value

Fixed-Income Funds - 60.2%
Bank Loan Funds - 2.4%
Fidelity Advisor Floating Rate High Income Fund Class Z (o)		119,898,806	$1,133,043,712
High Yield Fixed-Income Funds - 3.2%
Fidelity Advisor High Income Fund Class Z (o)		43,087,404	369,689,922
Fidelity Advisor New Markets Income Fund Class Z (o)		78,593,974	1,112,104,734

TOTAL HIGH YIELD FIXED-INCOME FUNDS			1,481,794,656

Inflation-Protected Bond Funds - 2.0%
Fidelity Inflation-Protected Bond Index Fund (o)		78,301,363	913,776,908
Intermediate Government Funds - 10.2%
Fidelity Advisor Government Income Fund Class Z (o)		46,858,319	501,852,593
Fidelity SAI U.S. Treasury Bond Index Fund (o)		421,504,419	4,269,839,763

TOTAL INTERMEDIATE GOVERNMENT FUNDS			4,771,692,356

Intermediate-Term Bond Funds - 35.7%
Fidelity Advisor Corporate Bond Fund Class Z (o)		105,563,458	1,317,431,950
Fidelity Advisor Global Credit Fund Class Z (o)		3,168,781	31,149,122
Fidelity Intermediate Bond Fund (o)		78,745,769	870,928,208
Fidelity SAI Total Bond Fund (o)		1,171,942,256	12,317,113,079
Fidelity Sustainability Bond Index Fund (o)		2,380,881	25,546,852
Fidelity U.S. Bond Index Fund (o)		171,658,509	2,066,768,447

TOTAL INTERMEDIATE-TERM BOND FUNDS			16,628,937,658

Long Government Bond Funds - 5.0%
Fidelity SAI Long-Term Treasury Bond Index Fund (o)		201,005,111	2,335,679,393
Sector Funds - 1.7%
Fidelity Advisor Real Estate Income Fund Class Z (o)		57,430,610	777,036,151
TOTAL FIXED-INCOME FUNDS
(Cost $27,570,344,977)			28,041,960,834
		Principal Amount(a)	Value

Preferred Securities - 0.3%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 3.875% (Reg. S) (c)(f)		1,100,000	1,323,835
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.5% (Reg. S) (c)(f)		9,200,000	11,265,952
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (c)(f)		5,200,000	5,810,880
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (c)(f)		1,235,000	1,563,601
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (c)(f)		1,200,000	1,450,666
Bank of Nova Scotia:
4.65% (c)(f)		13,095,000	12,844,720
4.9% (c)(f)		9,500,000	10,172,989
Barclays Bank PLC 7.625% 11/21/22		12,633,000	13,383,296
Barclays PLC 5.875% (Reg. S) (c)(f)		600,000	836,786
BNP Paribas SA 6.625% (Reg. S) (c)(f)		1,485,000	1,621,464
HSBC Holdings PLC 6.375% (c)(f)		1,470,000	1,596,153
Lloyds Banking Group PLC 5.125% (c)(f)		200,000	275,770
Societe Generale 7.875% (Reg. S) (c)(f)		740,000	833,179
			44,578,624
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (c)(f)		4,925,000	5,478,340
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(f)		2,600,000	2,686,563
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(f)		4,750,000	4,996,696

TOTAL FINANCIALS			57,740,223

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 2.375% 11/12/79 (Reg. S) (c)		8,300,000	9,463,285
INDUSTRIALS - 0.0%
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (c)(f)		570,000	793,799
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (c)(f)		3,900,000	4,692,936
AT Securities BV 5.25% (Reg. S) (c)(f)		4,750,000	4,998,758
CPI Property Group SA 3.75% (Reg. S) (c)(f)		2,370,000	2,613,644
Grand City Properties SA 1.5% (Reg. S) (c)(f)		4,300,000	4,742,014
Heimstaden Bostad AB:
3.248% (Reg. S) (c)(f)		3,735,000	4,327,460
3.625% (Reg. S) (c)(f)		195,000	219,461
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (c)(f)		1,385,000	1,561,277
			23,155,550
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA 5.625% (Reg. S) (c)(f)		6,300,000	6,749,988
SSE PLC 3.74% (Reg. S) (c)(f)		1,135,000	1,579,186
			8,329,174
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (c)(f)		520,000	626,085
Veolia Environnement SA 2% (Reg. S) (c)(f)		2,300,000	2,584,372
			3,210,457

TOTAL UTILITIES			11,539,631

TOTAL PREFERRED SECURITIES
(Cost $125,164,460)			121,093,155
		Shares	Value

Money Market Funds - 6.1%
Fidelity Cash Central Fund 0.06% (p)		2,110,182,205	2,110,604,241
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (o)(q)		751,155,219	751,155,219
TOTAL MONEY MARKET FUNDS
(Cost $2,861,759,421)			2,861,759,460

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option with an exercise rate of 3.125% on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 36 Index expiring December 2026, paying 5% quarterly.	2/16/22	EUR 29,300,000	$463,903
TOTAL PURCHASED SWAPTIONS
(Cost $424,716)			463,903
TOTAL INVESTMENT IN SECURITIES - 108.8%
(Cost $49,800,182,244)			50,664,653,965
NET OTHER ASSETS (LIABILITIES) - (8.8)%			(4,087,724,203)
NET ASSETS - 100%			$46,576,929,762

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3.5% 12/1/51	$(41,800,000)	$(43,653,090)
3.5% 12/1/51	(8,750,000)	(9,137,908)
3.5% 12/1/51	(7,050,000)	(7,362,543)
3.5% 12/1/51	(28,150,000)	(29,397,954)
3.5% 12/1/51	(27,500,000)	(28,719,138)
3.5% 12/1/51	(6,900,000)	(7,205,893)
3.5% 12/1/51	(27,600,000)	(28,823,571)
3.5% 12/1/51	(6,900,000)	(7,205,893)

TOTAL GINNIE MAE		(161,505,990)

Uniform Mortgage Backed Securities
2% 12/1/51	(25,400,000)	(25,422,969)
2% 12/1/51	(17,200,000)	(17,215,554)
2% 12/1/51	(5,650,000)	(5,655,109)
2% 12/1/51	(35,600,000)	(35,632,193)
2% 12/1/51	(51,400,000)	(51,446,481)
2% 12/1/51	(71,550,000)	(71,614,703)
2% 12/1/51	(15,050,000)	(15,063,610)
2% 12/1/51	(26,050,000)	(26,073,557)
2% 12/1/51	(14,400,000)	(14,413,022)
2% 12/1/51	(4,250,000)	(4,253,843)
2% 12/1/51	(1,300,000)	(1,301,176)
2% 12/1/51	(5,300,000)	(5,304,793)
2% 12/1/51	(1,700,000)	(1,701,537)
2% 12/1/51	(68,650,000)	(68,712,080)
2% 12/1/51	(20,700,000)	(20,718,719)
2% 12/1/51	(73,050,000)	(73,116,059)
2% 12/1/51	(21,150,000)	(21,169,126)
2% 12/1/51	(49,900,000)	(49,945,125)
2% 12/1/51	(14,450,000)	(14,463,067)
2.5% 12/1/51	(4,800,000)	(4,920,000)
2.5% 12/1/51	(5,500,000)	(5,637,500)
2.5% 12/1/51	(42,000,000)	(43,050,000)
2.5% 12/1/51	(4,250,000)	(4,356,250)
2.5% 12/1/51	(5,200,000)	(5,330,000)
2.5% 12/1/51	(26,100,000)	(26,752,500)
2.5% 12/1/51	(4,000,000)	(4,100,000)
2.5% 12/1/51	(27,850,000)	(28,546,250)
2.5% 12/1/51	(2,925,000)	(2,998,125)
2.5% 12/1/51	(19,200,000)	(19,680,000)
2.5% 12/1/51	(5,900,000)	(6,047,500)
2.5% 12/1/51	(31,850,000)	(32,646,250)
2.5% 12/1/51	(9,800,000)	(10,045,000)
2.5% 12/1/51	(5,100,000)	(5,227,500)
2.5% 12/1/51	(16,600,000)	(17,015,000)
2.5% 12/1/51	(26,350,000)	(27,008,750)
2.5% 12/1/51	(6,600,000)	(6,765,000)
2.5% 12/1/51	(2,925,000)	(2,998,125)
2.5% 12/1/51	(31,850,000)	(32,646,250)
2.5% 12/1/51	(9,800,000)	(10,045,000)
2.5% 12/1/51	(4,800,000)	(4,920,000)
2.5% 12/1/51	(5,500,000)	(5,637,500)
2.5% 12/1/51	(6,600,000)	(6,765,000)
2.5% 12/1/51	(26,350,000)	(27,008,750)
2.5% 12/1/51	(42,000,000)	(43,050,000)
2.5% 12/1/51	(9,450,000)	(9,686,250)
3% 12/1/51	(31,600,000)	(32,807,218)
3% 12/1/51	(8,000,000)	(8,305,625)
3% 12/1/51	(1,900,000)	(1,972,586)
3% 12/1/51	(4,000,000)	(4,152,812)
3% 12/1/51	(26,100,000)	(27,097,101)
3% 12/1/51	(19,200,000)	(19,933,500)
3% 12/1/51	(5,900,000)	(6,125,398)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,016,499,463)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,173,274,347)		$(1,178,005,453)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	19	Dec. 2021	$1,887,922	$(62,283)	$(62,283)
Eurex Euro-Bund Contracts (Germany)	139	Dec. 2021	27,172,390	157,452	157,452
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	41	Dec. 2021	10,142,166	469,232	469,232
TME 10 Year Canadian Note Contracts (Canada)	101	March 2022	11,160,640	165,979	165,979
TOTAL BOND INDEX CONTRACTS					730,380
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,392	March 2022	312,903,500	2,679,650	2,679,650
CBOT 5-Year U.S. Treasury Note Contracts (United States)	570	March 2022	69,197,109	229,622	229,622
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	117	March 2022	17,186,203	221,681	221,681
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	106	March 2022	21,259,625	645,079	645,079
TOTAL TREASURY CONTRACTS					3,776,032

TOTAL PURCHASED					4,506,412

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	167	Dec. 2021	25,662,982	(21,087)	(21,087)
ICE Long Gilt Contracts (United Kingdom)	134	March 2022	22,504,775	(206,998)	(206,998)
TOTAL BOND INDEX CONTRACTS					(228,085)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,391	March 2022	522,993,891	(299,513)	(299,513)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,308	March 2022	212,059,500	(3,543,321)	(3,543,321)
TOTAL TREASURY CONTRACTS					(3,842,834)

TOTAL SOLD					(4,070,919)

TOTAL FUTURES CONTRACTS					$435,493

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

The notional amount of futures sold as a percentage of Net Assets is 1.7%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	117,314	CAD	150,000	JPMorgan Chase Bank, N.A.	12/1/21	$(107)
USD	264,725	EUR	235,000	State Street Bank And Trust Co	12/1/21	(1,788)
GBP	70,000	USD	92,705	Brown Brothers Harriman & Co.	12/2/21	392
USD	225,470	EUR	200,000	JPMorgan Chase Bank, N.A.	12/2/21	(1,350)
CAD	46,000	USD	36,974	State Street Bank And Trust Co	1/13/22	(947)
EUR	331,000	USD	382,895	Goldman Sachs Bank USA	1/13/22	(6,864)
EUR	214,000	USD	250,610	JPMorgan Chase Bank, N.A.	1/13/22	(7,497)
EUR	116,000	USD	134,540	JPMorgan Chase Bank, N.A.	1/13/22	(2,759)
EUR	715,000	USD	810,923	JPMorgan Chase Bank, N.A.	1/13/22	1,348
EUR	236,000	USD	273,498	State Street Bank And Trust Co	1/13/22	(5,392)
EUR	282,000	USD	327,502	State Street Bank And Trust Co	1/13/22	(7,137)
EUR	553,000	USD	641,993	State Street Bank And Trust Co	1/13/22	(13,760)
EUR	957,000	USD	1,079,672	State Street Bank And Trust Co	1/13/22	7,522
EUR	282,000	USD	318,197	State Street Bank And Trust Co	1/13/22	2,168
GBP	133,000	USD	181,023	State Street Bank And Trust Co	1/13/22	(3,988)
GBP	297,000	USD	397,802	State Street Bank And Trust Co	1/13/22	(2,468)
GBP	118,000	USD	157,476	State Street Bank And Trust Co	1/13/22	(407)
USD	149,218	AUD	199,000	BNP Paribas	1/13/22	7,281
USD	66,362	CAD	84,000	Citibank NA	1/13/22	574
USD	27,077	CAD	34,000	Goldman Sachs Bank USA	1/13/22	449
USD	27,521	CAD	34,000	JPMorgan Chase Bank, N.A.	1/13/22	892
USD	161,395	CAD	200,000	Royal Bank Of Canada	1/13/22	4,758
USD	206,433	EUR	180,000	BNP Paribas	1/13/22	1,945
USD	61,216	EUR	54,000	BNP Paribas	1/13/22	(130)
USD	132,984,321	EUR	114,522,000	Citibank NA	1/13/22	2,882,335
USD	586,568	EUR	505,000	Citibank NA	1/13/22	12,866
USD	169,477	EUR	146,000	Goldman Sachs Bank USA	1/13/22	3,614
USD	382,429	EUR	337,000	JPMorgan Chase Bank, N.A.	1/13/22	(418)
USD	42,910	EUR	38,000	JPMorgan Chase Bank, N.A.	1/13/22	(259)
USD	1,513,068	EUR	1,349,000	Royal Bank Of Canada	1/13/22	(19,456)
USD	2,840,880	EUR	2,462,000	State Street Bank And Trust Co	1/13/22	43,940
USD	65,810,369	GBP	47,795,000	BNP Paribas	1/13/22	2,190,933
USD	917,717	GBP	677,000	BNP Paribas	1/13/22	16,569
USD	372,195	GBP	277,000	BNP Paribas	1/13/22	3,483
USD	883,771	GBP	655,000	BNP Paribas	1/13/22	11,907
USD	820,480	GBP	615,000	BNP Paribas	1/13/22	1,860
USD	231,955	GBP	175,000	Brown Brothers Harriman & Co.	1/13/22	(986)
USD	236,139	GBP	171,000	Goldman Sachs Bank USA	1/13/22	8,523
USD	376,977	GBP	275,000	JPMorgan Chase Bank, N.A.	1/13/22	10,927
USD	123,744	GBP	93,000	Royal Bank Of Canada	1/13/22	(47)
USD	194,515	GBP	144,000	State Street Bank And Trust Co	1/13/22	2,838
USD	198,033	GBP	146,000	State Street Bank And Trust Co	1/13/22	3,694
USD	1,736,480	GBP	1,288,000	State Street Bank And Trust Co	1/13/22	22,037
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$5,167,095
					Unrealized Appreciation	5,242,855
					Unrealized Depreciation	(75,760)

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
BMW Finance NV	Dec. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 2,700,000	$(89,363)	$88,102	$(1,261)
CMBX N.A. AAA Index Series 12	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	13,700,000	9,752	42,898	52,650
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	14,200,000	10,108	47,432	57,540
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	1,110,000	790	3,005	3,795
Daimler AG	Dec. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 2,700,000	(80,395)	71,767	(8,628)
Deutsche Bank AG	Dec. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 2,750,000	(29,695)	41,883	12,188
Intesa Sanpaolo SpA	Dec. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 2,700,000	(57,297)	70,142	12,845
Shell International Finance BV	Dec. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 2,700,000	(99,717)	99,621	(96)

TOTAL CREDIT DEFAULT SWAPS						$(335,817)	$464,850	$129,033

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2023	$54,704,000	$(437,738)	$0	$(437,738)
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2026	33,414,000	(580,921)	0	(580,921)
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2028	14,181,000	(252,245)	0	(252,245)
2%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2051	2,983,000	17,018	0	17,018

TOTAL INTEREST RATE SWAPS							$(1,253,886)	$0	$(1,253,886)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,020,152,351 or 6.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,862,483.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,229,277.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,167,601.

 (j) Level 3 security

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Affiliated Fund

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,065,023,730	$3,864,291,319	$3,818,710,808	$650,673	$--	$--	$2,110,604,241	3.5%
Total	$2,065,023,730	$3,864,291,319	$3,818,710,808	$650,673	$--	$--	$2,110,604,241

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Corporate Bond Fund Class Z	$--	$338,930,304	$--	$13,930,304	$--	$18,895,627	$1,317,431,950
Fidelity Advisor Floating Rate High Income Fund Class Z	--	235,353,677	--	10,353,677	--	10,539,630	1,133,043,712
Fidelity Advisor Global Credit Fund Class Z	--	154,502	--	154,502	--	1,125,780	31,149,122
Fidelity Advisor Government Income Fund Class Z	--	500,450,630	--	196,676	--	1,401,963	501,852,593
Fidelity Advisor High Income Fund Class Z	--	4,910,509	--	4,910,510	--	12,672,374	369,689,922
Fidelity Advisor New Markets Income Fund Class Z	--	261,880,791	--	11,880,791	--	(40,395,399)	1,112,104,734
Fidelity Advisor Real Estate Income Fund Class I	646,246,691	49,903	--	49,903	--	(71,882,750)	--
Fidelity Advisor Real Estate Income Fund Class Z	--	102,090,819	--	2,090,819	--	100,531,488	777,036,151
Fidelity Corporate Bond Fund	828,101,099	154,935,371	--	3,935,371	--	(23,430,451)	--
Fidelity Floating Rate High Income Fund	792,379,385	104,706,150	--	4,706,150	--	(9,935,130)	--
Fidelity Global Credit Fund	30,723,536	113,325	--	113,325	--	(968,021)	--
Fidelity High Income Fund	292,575,915	77,332,952	--	2,332,952	--	(17,801,828)	--
Fidelity Inflation-Protected Bond Index Fund	749,815,600	125,000,107	--	107	--	38,961,201	913,776,908
Fidelity Intermediate Bond Fund	548,937,405	331,103,621	--	6,103,622	--	(9,112,818)	870,928,208
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	1,590,674,573	5,836,699,149	6,676,218,503	44,781	--	--	751,155,219
Fidelity New Markets Income Fund	711,717,114	180,052,864	--	5,052,864	--	(1,150,636)	--
Fidelity SAI Long-Term Treasury Bond Index Fund	1,166,946,960	1,792,320,802	750,000,000	17,331,219	(68,847,692)	195,259,323	2,335,679,393
Fidelity SAI Total Bond Fund	10,738,130,397	1,598,867,931	--	173,867,932	--	(19,885,249)	12,317,113,079
Fidelity SAI U.S. Treasury Bond Index Fund	2,358,068,459	1,978,217,193	100,002,514	14,431,626	(6,167,212)	39,723,837	4,269,839,763
Fidelity Sustainability Bond Index Fund	25,317,551	182,788	--	182,792	--	46,513	25,546,852
Fidelity U.S. Bond Index Fund	1,030,314,170	1,293,117,170	250,622,924	17,494,246	(9,330,713)	3,290,744	2,066,768,447
Total	$21,509,948,855	$14,916,470,558	$7,776,843,941	$289,164,169	$(84,345,617)	$227,886,198	$28,793,116,053

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$246,736	$--	$--	$246,736
Corporate Bonds	4,892,467,682	--	4,892,467,682	--
U.S. Government and Government Agency Obligations	3,693,097,784	--	3,693,097,784	--
U.S. Government Agency - Mortgage Securities	7,992,474,835	--	7,992,474,835	--
Asset-Backed Securities	964,184,410	--	964,184,410	--
Collateralized Mortgage Obligations	361,231,332	--	361,231,277	55
Commercial Mortgage Securities	1,645,882,471	--	1,645,882,471	--
Municipal Securities	55,318,184	--	55,318,184	--
Foreign Government and Government Agency Obligations	24,552,781	--	24,552,781	--
Bank Notes	9,920,398	--	9,920,398	--
Fixed-Income Funds	28,041,960,834	28,041,960,834	--	--
Preferred Securities	121,093,155	--	121,093,155	--
Money Market Funds	2,861,759,460	2,861,759,460	--	--
Purchased Swaptions	463,903	--	463,903	--
Total Investments in Securities:	$50,664,653,965	$30,903,720,294	$19,760,686,880	$246,791
Derivative Instruments:
Assets
Futures Contracts	$4,568,695	$4,568,695	$--	$--
Forward Foreign Currency Contracts	5,242,855		5,242,855
Swaps	37,668	--	37,668	--
Total Assets	$9,849,218	$4,568,695	$5,280,523	$--
Liabilities
Futures Contracts	$(4,133,202)	$(4,133,202)	$--	$--
Forward Foreign Currency Contracts	(75,760)		(75,760)
Swaps	(1,627,371)	--	(1,627,371)	--
Total Liabilities	$(5,836,333)	$(4,133,202)	$(1,703,131)	$--
Total Derivative Instruments:	$4,012,885	$435,493	$3,577,392	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,178,005,453)	$--	$(1,178,005,453)	$--
Total Other Financial Instruments:	$(1,178,005,453)	$--	$(1,178,005,453)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$463,903	$0
Swaps(b)	20,650	(356,467)
Total Credit Risk	484,553	(356,467)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	5,242,855	(75,760)
Total Foreign Exchange Risk	5,242,855	(75,760)
Interest Rate Risk
Futures Contracts(d)	4,568,695	(4,133,202)
Purchased Swaptions(a)	0	0
Swaps(e)	17,018	(1,270,904)
Written Swaptions(f)	0	0
Total Interest Rate Risk	4,585,713	(5,404,106)
Total Value of Derivatives	$10,313,121	$(5,836,333)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (e) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (f) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $19,368,077,846)	$19,760,933,671
Fidelity Central Funds (cost $2,110,604,202)	2,110,604,241
Other affiliated issuers (cost $28,321,500,196)	28,793,116,053
Total Investment in Securities (cost $49,800,182,244)		$50,664,653,965
Cash		216,876
Foreign currency held at value (cost $1,378,750)		1,371,923
Receivable for investments sold		51,040,798
Receivable for TBA sale commitments		1,173,274,347
Unrealized appreciation on forward foreign currency contracts		5,242,855
Receivable for fund shares sold		44,444,490
Dividends receivable		42,224,643
Interest receivable		65,653,251
Distributions receivable from Fidelity Central Funds		103,198
Receivable for daily variation margin on centrally cleared OTC swaps		100,242
Bi-lateral OTC swaps, at value		20,650
Prepaid expenses		27,769
Other receivables		4,868
Total assets		52,048,379,875
Liabilities
Payable for investments purchased
Regular delivery	$491,458,401
Delayed delivery	3,781,940,333
TBA sale commitments, at value	1,178,005,453
Unrealized depreciation on forward foreign currency contracts	75,760
Payable for fund shares redeemed	16,384,246
Distributions payable	728,446
Bi-lateral OTC swaps, at value	356,467
Accrued management fee	1,423,193
Payable for daily variation margin on futures contracts	46,489
Other payables and accrued expenses	1,031,325
Total liabilities		5,471,450,113
Net Assets		$46,576,929,762
Net Assets consist of:
Paid in capital		$45,770,798,036
Total accumulated earnings (loss)		806,131,726
Net Assets		$46,576,929,762
Net Asset Value, offering price and redemption price per share ($46,576,929,762 ÷ 4,361,199,516 shares)		$10.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2021 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$1,096,382
Affiliated issuers		233,191,919
Interest		146,046,852
Income from Fidelity Central Funds		650,673
Total income		380,985,826
Expenses
Management fee	$59,110,704
Custodian fees and expenses	141,524
Independent trustees' fees and expenses	140,556
Registration fees	1,133,351
Audit	38,379
Legal	31,892
Miscellaneous	119,187
Total expenses before reductions	60,715,593
Expense reductions	(51,034,944)
Total expenses after reductions		9,680,649
Net investment income (loss)		371,305,177
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,945,572
Affiliated issuers	(84,345,617)
Forward foreign currency contracts	2,844,387
Foreign currency transactions	(278,175)
Futures contracts	10,118,925
Swaps	1,267,278
Written options	(1,117,915)
Capital gain distributions from underlying funds:
Affiliated issuers	55,972,250
Total net realized gain (loss)		(4,593,295)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(8,565,215)
Affiliated issuers	227,886,198
Forward foreign currency contracts	5,167,095
Assets and liabilities in foreign currencies	(67,502)
Futures contracts	(542,403)
Swaps	(1,883,750)
Written options	1,915,061
Delayed delivery commitments	(4,218,212)
Total change in net unrealized appreciation (depreciation)		219,691,272
Net gain (loss)		215,097,977
Net increase (decrease) in net assets resulting from operations		$586,403,154

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2021 (Unaudited)	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$371,305,177	$636,999,362
Net realized gain (loss)	(4,593,295)	445,887,103
Change in net unrealized appreciation (depreciation)	219,691,272	(319,072,971)
Net increase (decrease) in net assets resulting from operations	586,403,154	763,813,494
Distributions to shareholders	(344,336,321)	(1,837,657,639)
Share transactions
Proceeds from sales of shares	12,209,879,004	15,795,273,550
Reinvestment of distributions	340,694,332	1,814,939,433
Cost of shares redeemed	(2,171,247,195)	(5,355,146,752)
Net increase (decrease) in net assets resulting from share transactions	10,379,326,141	12,255,066,231
Total increase (decrease) in net assets	10,621,392,974	11,181,222,086
Net Assets
Beginning of period	35,955,536,788	24,774,314,702
End of period	$46,576,929,762	$35,955,536,788
Other Information
Shares
Sold	1,141,004,310	1,448,161,531
Issued in reinvestment of distributions	31,804,490	166,996,807
Redeemed	(202,911,591)	(487,179,030)
Net increase (decrease)	969,897,209	1,127,979,308

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity Core Income Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.60	$10.95	$10.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.097	.239	.302	.209
Net realized and unrealized gain (loss)	.073	.106	.613	.445
Total from investment operations	.170	.345	.915	.654
Distributions from net investment income	(.090)	(.245)	(.299)	(.182)
Distributions from net realized gain	–	(.450)	(.136)	(.002)
Total distributions	(.090)	(.695)	(.435)	(.184)
Net asset value, end of period	$10.68	$10.60	$10.95	$10.47
Total ReturnC,D	1.61%	3.10%	8.94%	6.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.31%	.32%	.37%G
Expenses net of fee waivers, if any	.05%G	.06%	.07%	.12%G
Expenses net of all reductions	.05%G	.06%	.07%	.12%G
Net investment income (loss)	1.81%G	2.18%	2.83%	3.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$46,576,930	$35,955,537	$24,774,315	$16,953,257
Portfolio turnover rateH	197%G	191%	247%	124%G,I

 A For the period October 16, 2018 (commencement of operations) through May 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2021

1. Organization.

Strategic Advisers Fidelity Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity Core Income Fund	$2,728

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, swaps, market discount, partnerships, deferred Trustees compensation and losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,161,803,615
Gross unrealized depreciation	(376,869,467)
Net unrealized appreciation (depreciation)	$784,934,148
Tax cost	$49,879,467,110

The Fund elected to defer to its next fiscal year approximately $83,070,110 of capital losses recognized during the period November 1, 2020 to May 31, 2021.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$132,674	$39,187
Swaps	154,368	24,100
Total Credit Risk	$287,042	$63,287
Foreign Exchange Risk
Forward Foreign Currency Contracts	$2,844,387	$5,167,095
Total Foreign Exchange Risk	$2,844,387	$5,167,095
Interest Rate Risk
Futures Contracts	$10,118,925	$(542,403)
Purchased Options	(84,094)	(598,456)
Swaps	1,112,910	(1,907,850)
Written Options	(1,117,915)	1,915,061
Total Interest Rate Risk	$10,029,826	$(1,133,648)
Totals	$13,161,255	$4,096,734

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity Core Income Fund	37,342,376,534	28,371,810,432

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .29% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Fidelity Core Income Fund	$30,643

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2024. During the period, this waiver reduced the Fund's management fee by $ 51,034,944.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity Core Income Fund
Fidelity Advisor Floating Rate High Income Fund	10%
Fidelity Corporate Bond Fund	35%
Fidelity Global Credit Fund	23%
Fidelity Government Income Fund	13%
Fidelity Intermediate Bond Fund	21%
Fidelity New Markets Income Fund	19%
Fidelity Real Estate Income Fund	10%
Fidelity SAI Long-Term Treasury Bond Index Fund	30%
Fidelity SAI Total Bond Fund	66%
Fidelity SAI U.S. Treasury Bond Index Fund	34%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Strategic Advisers Fidelity Core Income Fund	.05%
Actual		$1,000.00	$1,016.10	$.25
Hypothetical-C		$1,000.00	$1,024.82	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Fidelity Core Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at a meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreement with FIAM LLC (the Sub-Adviser) (the Sub-Advisory Agreement), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreement, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Adviser are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2021 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. The Board also considered steps taken by the Investment Advisers to continue to provide the same nature, extent, and quality of services to the funds during the COVID-19 pandemic.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by the Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreement subject to oversight by Strategic Advisers, the Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that the Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following chart considered by the Board shows, over the one-year period ended December 31, 2020, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within the chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one-year period ended December 31, 2020. The Board also noted that the fund had out-performed 91% of its peers for the one-year period ended December 31, 2020. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for the 12-month period ended December 31, 2020. The Board also noted that the fund's management fee rate was compared on a pre-waiver basis and, therefore, did not reflect the management fee waiver noted above. Giving effect to the waiver, the fund's management fee was below the median of its Total Mapped Group and ASPG for the 12-month period ended December 31, 2020.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have similar sales load structures. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with similar sales load structures. The Board noted that the fund's total expense ratio ranked below the fund's similar sales load structure group competitive median for the 12-month period ended December 31, 2020.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and the Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Adviser as a result of its relationship with the fund. The Board considered profitability information provided by the Sub-Adviser in light of the nature of the relationship between Strategic Advisers and the Sub-Adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contract would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the renewal of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

COI-SANN-0122
1.9887940.103

Strategic Advisers® Fidelity® Emerging Markets Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report

November 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2021

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI Emerging Markets Value Index Fund	16.9
Fidelity Advisor Emerging Markets Fund - Class Z	12.2
Fidelity SAI Emerging Markets Low Volatility Index Fund	6.8
Fidelity SAI Emerging Markets Index Fund	6.0
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8
Samsung Electronics Co. Ltd.	3.0
Tencent Holdings Ltd.	3.0
Alibaba Group Holding Ltd. sponsored ADR	1.4
JD.com, Inc. sponsored ADR	1.0
MediaTek, Inc.	0.9
55.0

Top Five Market Sectors as of November 30, 2021

(stocks only)	% of fund's net assets
Consumer Discretionary	12.3
Financials	11.3
Consumer Discretionary	8.4
Communication Services	4.8
Materials	3.7

Geographic Diversification (% of fund's net assets)

As of November 30, 2021
United States of America	49.2%
Cayman Islands	11.7%
Taiwan	7.5%
Korea (South)	6.4%
India	6.2%
China	4.9%
Russia	2.3%
Brazil	1.9%
Hong Kong	1.3%
Other	8.6%

Asset Allocation (% of fund's net assets)

As of November 30, 2021
Common Stocks	49.9%
Preferred Stocks	1.2%
Diversifed Emerging Markets Funds	41.9%
Short-Term Investments and Net Other Assets (Liabilities)	7.0%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 49.9%
	Shares	Value
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 0.1%
PT Telkom Indonesia Persero Tbk	18,793,700	$5,232,648
Entertainment - 0.7%
Bilibili, Inc.:
ADR (a)(b)	330,732	21,831,619
Class Z (a)	143,960	9,470,480
NetEase, Inc.	321,100	6,942,480
NetEase, Inc. ADR	263,212	28,355,829
		66,600,408
Interactive Media & Services - 3.6%
Kuaishou Technology Class B (c)	277,232	3,020,115
NAVER Corp.	42,590	13,714,557
Tencent Holdings Ltd.	4,532,375	264,323,942
Yandex NV Series A (a)(b)	494,125	35,547,353
		316,605,967
Wireless Telecommunication Services - 0.4%
Bharti Airtel Ltd. (a)	1,886,919	18,297,587
MTN Group Ltd. (a)	1,616,274	16,303,665
		34,601,252

TOTAL COMMUNICATION SERVICES		423,040,275

CONSUMER DISCRETIONARY - 8.4%
Automobiles - 1.3%
Eicher Motors Ltd.	655,163	20,679,509
Great Wall Motor Co. Ltd. (H Shares)	795,000	3,323,545
Guangzhou Automobile Group Co. Ltd. (H Shares)	12,682,000	12,977,989
Hyundai Motor Co.	134,733	22,262,294
Kia Corp.	198,368	13,043,688
Li Auto, Inc. ADR (a)	426,237	15,105,839
XPeng, Inc.:
ADR (a)	530,923	29,200,765
Class A	107,100	2,950,150
		119,543,779
Hotels, Restaurants & Leisure - 0.4%
Jiumaojiu International Holdings Ltd. (c)	972,000	2,016,794
MakeMyTrip Ltd. (a)	217,097	5,286,312
Shangri-La Asia Ltd. (a)	12,476,000	9,871,367
Trip.com Group Ltd. ADR (a)	472,301	12,988,278
Yum China Holdings, Inc.	25,526	1,278,853
Yum China Holdings, Inc.	32,200	1,611,239
		33,052,843
Household Durables - 0.6%
Haier Smart Home Co. Ltd. (A Shares)	9,787,666	41,861,677
Midea Group Co. Ltd. (A Shares)	1,325,100	14,112,358
		55,974,035
Internet & Direct Marketing Retail - 4.4%
Alibaba Group Holding Ltd. (a)	971,800	15,517,413
Alibaba Group Holding Ltd. sponsored ADR (a)	954,813	121,767,302
Coupang, Inc. Class A (b)	170,346	4,514,169
JD.com, Inc.:
Class A (a)	271,150	11,450,097
sponsored ADR (a)	1,102,537	92,734,387
Meituan Class B (a)(c)	2,661,345	80,889,759
MercadoLibre, Inc. (a)	2,275	2,703,633
momo.com, Inc.	161,200	10,357,579
Naspers Ltd. Class N	127,336	19,503,601
Pinduoduo, Inc. ADR (a)	112,916	7,508,914
Prosus NV	283,770	22,823,727
		389,770,581
Leisure Products - 0.0%
Bafang Electric Suzhou Co. Ltd. (A Shares)	87,091	3,389,465
Specialty Retail - 0.4%
China International Travel Service Corp. Ltd. (A Shares)	156,700	5,058,532
Pop Mart International Group Ltd. (c)	331,400	2,290,646
Zhongsheng Group Holdings Ltd. Class H	3,463,000	28,488,260
		35,837,438
Textiles, Apparel & Luxury Goods - 1.3%
Anta Sports Products Ltd.	1,175,000	18,714,414
ECLAT Textile Co. Ltd.	788,000	16,500,528
Li Ning Co. Ltd.	5,556,564	63,133,056
Shenzhou International Group Holdings Ltd.	885,434	16,626,551
		114,974,549

TOTAL CONSUMER DISCRETIONARY		752,542,690

CONSUMER STAPLES - 2.8%
Beverages - 1.1%
China Resources Beer Holdings Co. Ltd.	4,132,000	33,806,309
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	74,330	5,258,104
Kweichow Moutai Co. Ltd. (A Shares)	102,911	31,220,633
Thai Beverage PCL	25,894,700	12,714,411
Wuliangye Yibin Co. Ltd. (A Shares)	420,800	14,413,903
		97,413,360
Food & Staples Retailing - 0.5%
Atacadao SA	1,515,459	4,132,445
Bid Corp. Ltd.	470,722	9,026,548
CP ALL PCL:
(For. Reg.)	6,804,831	11,824,821
rights (a)	453,655	6,738
Wal-Mart de Mexico SA de CV Series V	5,761,607	18,105,029
		43,095,581
Food Products - 1.0%
Angel Yeast Co. Ltd. (A Shares)	1,515,700	13,341,532
China Mengniu Dairy Co. Ltd.	11,472,000	63,994,870
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	574,767	3,537,486
Uni-President Enterprises Corp.	4,989,201	11,767,479
		92,641,367
Personal Products - 0.2%
LG Household & Health Care Ltd.	2,397	2,135,295
Natura & Co. Holding SA (a)	2,445,040	11,607,944
Proya Cosmetics Co. Ltd. (A Shares)	67,700	2,113,132
		15,856,371

TOTAL CONSUMER STAPLES		249,006,679

ENERGY - 2.4%
Energy Equipment & Services - 0.0%
Yantai Jereh Oilfield Services (A Shares)	791,535	4,854,204
Oil, Gas & Consumable Fuels - 2.4%
China Merchants Energy Shipping Co. Ltd. (A Shares)	4,333,780	2,975,758
China Petroleum & Chemical Corp. (H Shares)	11,312,471	4,931,215
Gazprom OAO	4,360,151	19,813,532
Gazprom OAO sponsored ADR (Reg. S)	1,218,916	10,872,731
Lukoil PJSC	328,025	28,900,599
Lukoil PJSC sponsored ADR	368,813	32,175,246
Novatek PJSC GDR (Reg. S)	53,767	11,780,350
Oil & Natural Gas Corp. Ltd.	10,099,867	19,110,401
Petroleo Brasileiro SA - Petrobras (ON)	1,785,038	9,569,989
Petronet LNG Ltd.	2,056,479	6,020,199
PT United Tractors Tbk	9,319,300	13,891,922
Reliance Industries Ltd.	1,287,271	41,230,382
Reliance Industries Ltd. sponsored GDR (c)	175,356	11,205,248
		212,477,572

TOTAL ENERGY		217,331,776

FINANCIALS - 10.7%
Banks - 7.5%
Absa Group Ltd.	569,496	4,781,728
Al Rajhi Bank	786,623	27,719,256
Axis Bank Ltd. (a)	1,368,510	11,947,584
Capitec Bank Holdings Ltd.	61,806	7,041,578
China Construction Bank Corp. (H Shares)	34,773,431	22,658,595
China Merchants Bank Co. Ltd. (H Shares)	5,574,401	43,105,460
Credicorp Ltd. (United States)	203,000	23,954,000
E.SUN Financial Holdings Co. Ltd.	10,534,187	10,240,618
Grupo Financiero Banorte S.A.B. de CV Series O	4,534,759	27,097,525
Hana Financial Group, Inc.	229,760	7,670,447
HDFC Bank Ltd.	1,329,220	26,351,367
HDFC Bank Ltd. sponsored ADR	909,319	59,533,115
ICICI Bank Ltd.	2,901,733	27,447,701
Industrial & Commercial Bank of China Ltd. (H Shares)	91,899,208	48,562,589
KB Financial Group, Inc.	290,403	12,957,840
Kotak Mahindra Bank Ltd. (a)	284,160	7,423,349
National Bank of Greece SA (a)	6,138,000	18,356,436
OTP Bank PLC (a)	166,751	9,233,851
PT Bank Central Asia Tbk	66,987,303	34,025,668
PT Bank Mandiri (Persero) Tbk	79,639,185	38,922,974
PT Bank Rakyat Indonesia Tbk	35,913,945	10,233,214
Sberbank of Russia	2,323,310	9,947,528
Sberbank of Russia	5,810,767	24,794,438
Sberbank of Russia sponsored ADR	2,068,544	34,979,079
Shinhan Financial Group Co. Ltd.	1,160,431	33,881,504
Siam Commercial Bank PCL (For. Reg.)	3,200,514	11,598,476
State Bank of India	4,566,342	28,003,047
TCS Group Holding PLC GDR	495,763	47,464,350
		669,933,317
Capital Markets - 0.5%
East Money Information Co. Ltd. (A Shares)	1,764,560	9,604,255
Hong Kong Exchanges and Clearing Ltd.	108,200	5,966,402
Noah Holdings Ltd. sponsored ADR (a)	83,689	3,048,790
XP, Inc. Class A (a)	881,889	25,292,577
		43,912,024
Consumer Finance - 0.8%
Bajaj Finance Ltd.	184,154	17,158,077
Kaspi.KZ JSC unit	334,042	43,091,418
Shriram Transport Finance Co. Ltd.	643,135	12,046,578
		72,296,073
Diversified Financial Services - 0.4%
Chailease Holding Co. Ltd.	3,508,503	31,221,093
Insurance - 1.0%
AIA Group Ltd.	4,758,400	50,093,821
China Life Insurance Co. Ltd. (H Shares)	14,608,000	24,025,214
HDFC Standard Life Insurance Co. Ltd. (c)	908,669	8,237,308
ICICI Lombard General Insurance Co. Ltd. (c)	327,901	6,275,746
Ping An Insurance Group Co. of China Ltd. (H Shares)	675,249	4,680,990
		93,313,079
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp. Ltd.	1,184,371	42,156,353

TOTAL FINANCIALS		952,831,939

HEALTH CARE - 1.9%
Biotechnology - 0.2%
InnoCare Pharma Ltd. (a)(c)	691,000	1,761,616
Innovent Biologics, Inc. (a)(c)	271,000	2,410,086
Remegen Co. Ltd. (H Shares) (a)(c)	231,500	3,140,895
Zai Lab Ltd. (a)	141,032	9,957,439
Zai Lab Ltd. ADR (a)	3,100	214,675
		17,484,711
Health Care Equipment & Supplies - 0.4%
Peijia Medical Ltd. (a)(c)	1,047,000	2,252,970
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	666,186	37,518,823
		39,771,793
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd.	79,240	6,001,296
Aster DM Healthcare Ltd. (a)(c)	1,192	3,047
		6,004,343
Health Care Technology - 0.0%
Medlive Technology Co. Ltd. (c)	620,000	3,156,450
Life Sciences Tools & Services - 0.7%
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (c)	132,600	2,113,642
Pharmaron Beijing Co. Ltd. (H Shares) (c)	514,027	10,592,990
WuXi AppTec Co. Ltd. (H Shares) (c)	913,629	20,351,033
Wuxi Biologics (Cayman), Inc. (a)(c)	1,885,600	25,436,351
		58,494,016
Pharmaceuticals - 0.5%
Hansoh Pharmaceutical Group Co. Ltd. (c)	3,017,757	6,160,899
Richter Gedeon PLC	1,526,758	40,632,617
		46,793,516

TOTAL HEALTH CARE		171,704,829

INDUSTRIALS - 2.6%
Airlines - 0.1%
Copa Holdings SA Class A (a)	59,963	4,192,613
Wizz Air Holdings PLC (a)(c)	57,692	3,027,666
		7,220,279
Building Products - 0.0%
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	647,248	1,885,514
Construction & Engineering - 0.8%
Larsen & Toubro Ltd.	2,111,011	49,605,948
Voltas Ltd.	1,141,000	18,246,884
		67,852,832
Electrical Equipment - 0.3%
Graphite India Ltd.	557,168	3,032,893
Sungrow Power Supply Co. Ltd. (A Shares)	935,130	23,726,850
Zhejiang HangKe Technology, Inc. Co. (A Shares)	157,440	3,042,031
		29,801,774
Machinery - 0.9%
Estun Automation Co. Ltd. (A Shares)	628,210	2,715,469
HIWIN Technologies Corp.	2,123,716	21,849,671
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	647,360	2,797,228
Techtronic Industries Co. Ltd.	1,442,500	29,763,818
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	7,568,499	27,625,384
		84,751,570
Professional Services - 0.1%
Sporton International, Inc.	902,500	6,851,376
Road & Rail - 0.3%
Localiza Rent A Car SA	2,345,905	21,327,357
TuSimple Holdings, Inc.	24,381	974,996
		22,302,353
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd. Class A (c)	296,800	2,095,260
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	558,326	10,228,621

TOTAL INDUSTRIALS		232,989,579

INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 0.0%
Accton Technology Corp.	334,000	3,489,473
Electronic Equipment & Components - 0.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,813,162	10,484,817
Samsung SDI Co. Ltd.	20,668	12,018,107
SINBON Electronics Co. Ltd.	285,000	2,626,987
Sunny Optical Technology Group Co. Ltd.	120,400	3,640,718
Unimicron Technology Corp.	2,806,972	23,055,659
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	396,967	4,944,389
Yageo Corp.	821,000	13,489,253
		70,259,930
IT Services - 0.7%
Globant SA (a)	26,100	6,916,761
Infosys Ltd.	345,249	7,858,527
Infosys Ltd. sponsored ADR	1,772,169	40,015,576
Tata Consultancy Services Ltd.	178,948	8,409,245
		63,200,109
Semiconductors & Semiconductor Equipment - 7.3%
ASML Holding NV (Netherlands)	6,807	5,342,679
eMemory Technology, Inc.	214,265	16,675,312
Global Unichip Corp.	276,000	5,844,028
LONGi Green Energy Technology Co. Ltd.	285,705	3,924,443
MediaTek, Inc.	2,277,720	83,051,236
Parade Technologies Ltd.	174,982	13,407,715
Silergy Corp.	191,593	32,571,997
SK Hynix, Inc.	764,187	73,629,810
Taiwan Semiconductor Manufacturing Co. Ltd.	15,769,913	337,364,965
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	612,059	71,702,712
United Microelectronics Corp.	1,108,000	2,551,348
Vanguard International Semiconductor Corp.	870,000	4,875,292
		650,941,537
Technology Hardware, Storage & Peripherals - 3.5%
Samsung Electronics Co. Ltd.	4,415,359	266,075,404
Samsung Electronics Co. Ltd. unit	25,472	38,157,056
Wiwynn Corp.	98,000	3,700,408
		307,932,868

TOTAL INFORMATION TECHNOLOGY		1,095,823,917

MATERIALS - 3.7%
Chemicals - 0.8%
Hansol Chemical Co. Ltd.	90,734	22,852,594
LG Chemical Ltd.	11,717	6,872,664
PhosAgro OJSC GDR (Reg. S)	243,709	5,376,221
PT Avia Avian (d)	76,285,000	4,953,399
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	453,600	3,200,138
SKSHU Paint Co. Ltd. (A Shares)	258,864	4,841,066
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	74,904	4,663,523
Solar Industries India Ltd.	525,100	19,350,040
		72,109,645
Construction Materials - 0.5%
Anhui Conch Cement Co. Ltd. (H Shares)	614,500	2,793,540
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	372,300	2,312,433
CEMEX S.A.B. de CV:
unit (a)	12,165,542	7,545,842
sponsored ADR (a)	2,045,146	12,577,648
JK Cement Ltd.	489,500	21,085,327
		46,314,790
Metals & Mining - 2.3%
AngloGold Ashanti Ltd.	264,459	5,653,157
Barrick Gold Corp.	1,892,800	35,944,272
China Molybdenum Co. Ltd. (A Shares)	3,732,616	3,454,442
First Quantum Minerals Ltd.	1,363,570	29,065,726
Grupo Mexico SA de CV Series B	7,108,620	29,743,984
Impala Platinum Holdings Ltd.	2,122,863	26,587,551
Novolipetsk Steel OJSC GDR (Reg. S)	103,536	2,996,332
POSCO	154,725	34,106,231
Sibanye Stillwater Ltd.	4,392,792	13,697,979
Tata Steel Ltd.	522,316	7,450,132
Vale SA	435,373	5,417,139
Vale SA sponsored ADR	472,800	5,848,536
		199,965,481
Paper & Forest Products - 0.1%
Suzano Papel e Celulose SA (a)	821,521	8,206,661

TOTAL MATERIALS		326,596,577

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Link (REIT)	62,800	544,406
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	22,586,204	15,422,327

TOTAL REAL ESTATE		15,966,733

UTILITIES - 0.1%
Gas Utilities - 0.1%
ENN Energy Holdings Ltd.	233,100	4,376,230
Indraprastha Gas Ltd.	970,834	6,260,005
		10,636,235
TOTAL COMMON STOCKS
(Cost $3,900,821,619)		4,448,471,229

Nonconvertible Preferred Stocks - 1.2%
CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Ambev SA sponsored ADR	5,659,300	15,959,226
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras sponsored ADR (b)	2,613,726	27,888,456
FINANCIALS - 0.6%
Banks - 0.6%
Banco Bradesco SA (PN)	1,225,652	4,340,694
Itau Unibanco Holding SA	5,687,881	22,642,863
Sberbank of Russia	2,462,434	9,710,550
Sberbank of Russia (Russia)	3,791,522	14,979,790
		51,673,897
INDUSTRIALS - 0.1%
Airlines - 0.1%
Azul SA (a)	1,053,179	4,379,933
MATERIALS - 0.0%
Metals & Mining - 0.0%
Gerdau SA	909,305	4,173,016
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $103,487,023)		104,074,528

Equity Funds - 41.9%
Diversified Emerging Markets Funds - 41.9%
Fidelity Advisor Emerging Markets Fund - Class Z (e)	23,530,352	1,086,396,339
Fidelity SAI Emerging Markets Index Fund (e)	33,734,203	535,024,457
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	54,066,028	612,568,102
Fidelity SAI Emerging Markets Value Index Fund (e)	109,049,898	1,508,160,093
TOTAL EQUITY FUNDS
(Cost $3,302,493,694)		3,742,148,991

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.06% 12/2/21 to 2/17/22 (f)
(Cost $35,178,277)	35,180,000	35,177,490

Money Market Funds - 7.0%
Fidelity Cash Central Fund 0.06% (g)	100,004,662	100,024,663
Fidelity Securities Lending Cash Central Fund 0.07% (g)(h)	52,356,171	52,361,407
Invesco Government & Agency Portfolio Institutional Class .03% (i)	474,941,510	474,941,510
TOTAL MONEY MARKET FUNDS
(Cost $627,307,437)		627,327,580
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $7,969,288,050)		8,957,199,818
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(32,629,376)
NET ASSETS - 100%		$8,924,570,442

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	7,856	Dec. 2021	$476,191,440	$(19,943,826)	$(19,943,826)

The notional amount of futures purchased as a percentage of Net Assets is 5.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $196,438,521 or 2.2% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,630,045.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$78,422,634	$955,680,046	$934,078,017	$30,236	$--	$--	$100,024,663	0.2%
Fidelity Securities Lending Cash Central Fund 0.07%	24,237,307	265,971,494	237,847,394	128,633	--	--	52,361,407	0.2%
Total	$102,659,941	$1,221,651,540	$1,171,925,411	$158,869	$--	$--	$152,386,070

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$886,916,276	$243,000,000	$--	$--	$--	$(43,519,937)	$1,086,396,339
Fidelity SAI Emerging Markets Index Fund	595,071,338	--	--	--	--	(60,046,881)	535,024,457
Fidelity SAI Emerging Markets Low Volatility Index Fund	491,205,946	131,000,000	--	--	--	(9,637,844)	612,568,102
Fidelity SAI Emerging Markets Value Index Fund	1,092,630,032	526,000,005	--	--	--	(110,469,944)	1,508,160,093
Total	$3,065,823,592	$900,000,005	$--	$--	$--	$(223,674,606)	$3,742,148,991

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$423,040,275	$127,709,540	$295,330,735	$--
Consumer Discretionary	752,542,690	578,747,012	173,795,678	--
Consumer Staples	264,965,905	244,165,140	20,800,765	--
Energy	245,220,232	191,574,886	53,645,346	--
Financials	1,004,505,836	630,895,678	373,610,158	--
Health Care	171,704,829	136,311,039	35,393,790	--
Industrials	237,369,512	208,668,465	28,701,047	--
Information Technology	1,095,823,917	529,434,221	566,389,696	--
Materials	330,769,593	245,771,276	84,998,317	--
Real Estate	15,966,733	544,406	15,422,327	--
Utilities	10,636,235	10,636,235	--	--
Equity Funds	3,742,148,991	3,742,148,991	--	--
Other Short-Term Investments	35,177,490	--	35,177,490	--
Money Market Funds	627,327,580	627,327,580	--	--
Total Investments in Securities:	$8,957,199,818	$7,273,934,469	$1,683,265,349	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(19,943,826)	$(19,943,826)	$--	$--
Total Liabilities	$(19,943,826)	$(19,943,826)	$--	$--
Total Derivative Instruments:	$(19,943,826)	$(19,943,826)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(19,943,826)
Total Equity Risk	0	(19,943,826)
Total Value of Derivatives	$0	$(19,943,826)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of the direct investments by country of issue, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	49.2%
Cayman Islands	11.7%
Taiwan	7.5%
Korea (South)	6.4%
India	6.2%
China	4.9%
Russia	2.3%
Brazil	1.9%
Hong Kong	1.3%
Mexico	1.3%
Indonesia	1.3%
South Africa	1.3%
Others (Individually Less Than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $50,334,889) — See accompanying schedule: Unaffiliated issuers (cost $4,514,428,429)	$5,062,664,757
Fidelity Central Funds (cost $152,365,927)	152,386,070
Other affiliated issuers (cost $3,302,493,694)	3,742,148,991
Total Investment in Securities (cost $7,969,288,050)		$8,957,199,818
Cash		31,028
Foreign currency held at value (cost $2,867,961)		2,793,451
Receivable for investments sold		32,212,193
Receivable for fund shares sold		8,513,881
Dividends receivable		2,852,145
Interest receivable		10,382
Distributions receivable from Fidelity Central Funds		10,763
Receivable for daily variation margin on futures contracts		312,304
Prepaid expenses		5,650
Other receivables		731,671
Total assets		9,004,673,286
Liabilities
Payable for investments purchased
Regular delivery	$7,056,154
Delayed delivery	5,002,932
Payable for fund shares redeemed	2,935,152
Accrued management fee	1,755,311
Other payables and accrued expenses	10,992,945
Collateral on securities loaned	52,360,350
Total liabilities		80,102,844
Net Assets		$8,924,570,442
Net Assets consist of:
Paid in capital		$8,081,126,888
Total accumulated earnings (loss)		843,443,554
Net Assets		$8,924,570,442
Net Asset Value, offering price and redemption price per share ($8,924,570,442÷ 640,446,699 shares)		$13.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2021 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$45,566,074
Non-Cash dividends		5,933,219
Interest		77,959
Income from Fidelity Central Funds (including $128,633 from security lending)		158,869
Income before foreign taxes withheld		51,736,121
Less foreign taxes withheld		(5,549,381)
Total income		46,186,740
Expenses
Management fee	$20,288,191
Custodian fees and expenses	349,040
Independent trustees' fees and expenses	28,995
Registration fees	385,585
Audit	54,130
Legal	7,690
Miscellaneous	20,189
Total expenses before reductions	21,133,820
Expense reductions	(10,488,972)
Total expenses after reductions		10,644,848
Net investment income (loss)		35,541,892
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3,352,090)	(82,729,216)
Foreign currency transactions	(2,172,337)
Futures contracts	(20,396,515)
Total net realized gain (loss)		(105,298,068)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $666,600)	(455,117,101)
Affiliated issuers	(223,674,606)
Assets and liabilities in foreign currencies	(14,192)
Futures contracts	(27,199,053)
Total change in net unrealized appreciation (depreciation)		(706,004,952)
Net gain (loss)		(811,303,020)
Net increase (decrease) in net assets resulting from operations		$(775,761,128)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2021 (Unaudited)	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,541,892	$55,084,427
Net realized gain (loss)	(105,298,068)	272,233,390
Change in net unrealized appreciation (depreciation)	(706,004,952)	1,652,625,526
Net increase (decrease) in net assets resulting from operations	(775,761,128)	1,979,943,343
Distributions to shareholders	(187,248,947)	(42,636,300)
Share transactions
Proceeds from sales of shares	2,906,039,689	3,477,545,708
Reinvestment of distributions	185,516,382	42,188,485
Cost of shares redeemed	(707,917,611)	(929,486,679)
Net increase (decrease) in net assets resulting from share transactions	2,383,638,460	2,590,247,514
Total increase (decrease) in net assets	1,420,628,385	4,527,554,557
Net Assets
Beginning of period	7,503,942,057	2,976,387,500
End of period	$8,924,570,442	$7,503,942,057
Other Information
Shares
Sold	198,434,547	252,627,825
Issued in reinvestment of distributions	12,400,820	2,895,572
Redeemed	(48,326,846)	(66,023,143)
Net increase (decrease)	162,508,521	189,500,254

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity Emerging Markets Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$15.70	$10.32	$10.71	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.15	.26C	.18
Net realized and unrealized gain (loss)	(1.45)	5.34	(.39)	.67
Total from investment operations	(1.39)	5.49	(.13)	.85
Distributions from net investment income	(.02)	(.11)	(.26)	(.14)
Distributions from net realized gain	(.36)	–	–	–
Total distributions	(.38)	(.11)	(.26)	(.14)
Net asset value, end of period	$13.93	$15.70	$10.32	$10.71
Total ReturnD,E	(9.03)%	53.25%	(1.58)%	8.63%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.51%	.49%	.57%H
Expenses net of fee waivers, if any	.25%H	.25%	.24%	.32%H
Expenses net of all reductions	.25%H	.24%	.23%	.31%H
Net investment income (loss)	.85%H	1.05%	2.35%C	2.82%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,924,570	$7,503,942	$2,976,388	$1,943,853
Portfolio turnover rateI	29%H	47%	49%	125%H

 A For the period October 30, 2018 (commencement of operations) through May 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.80%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2021

1. Organization.

Strategic Advisers Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR). The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity Emerging Markets Fund	$12

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,346,318,734
Gross unrealized depreciation	(431,227,389)
Net unrealized appreciation (depreciation)	$915,091,345
Tax cost	$8,022,164,647

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity Emerging Markets Fund	3,049,878,564	1,130,867,739

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .48% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and FIL Investment Advisors each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Geode Capital Management, LLC (Geode) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Geode has not been allocated any portion of the Fund's assets. Geode in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Fidelity Emerging Markets Fund	$4,619

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Fidelity Emerging Markets Fund	17,627,331	5,218,712	(112,036)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers Fidelity Emerging Markets Fund	40,709

6. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Fidelity Emerging Markets Fund	$6,282

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Fidelity Emerging Markets Fund	$1,642	$–	$–

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2024. During the period, this waiver reduced the Fund's management fee by $10,488,831.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $141.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity Emerging Markets Fund
Fidelity Emerging Markets Fund	13%
Fidelity SAI Emerging Markets Index Fund	14%
Fidelity SAI Emerging Markets Low Volatility Index Fund	35%
Fidelity SAI Emerging Markets Value Index Fund	74%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Strategic Advisers Fidelity Emerging Markets Fund	.25%
Actual		$1,000.00	$909.70	$1.20
Hypothetical-C		$1,000.00	$1,023.82	$1.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Fidelity Emerging Markets Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at a meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC, FIL Investment Advisors, and Geode Capital Management, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, and FIL Investment Advisors (UK) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2021 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. The Board also considered steps taken by the Investment Advisers to continue to provide the same nature, extent, and quality of services to the funds during the COVID-19 pandemic.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers’ supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following chart considered by the Board shows, over the one-year period ended December 31, 2020, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within the chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period ended December 31, 2020. The Board also noted that the fund had out-performed 71% of its peers for the one-year period ended December 31, 2020. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2020.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have similar sales load structures. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with similar sales load structures. The Board noted that the fund's total expense ratio ranked below the fund's similar sales load structure group competitive median for the 12-month period ended December 31, 2020.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

STE-SANN-0122
1.9890708.103

Strategic Advisers® Large Cap Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report

November 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2021

% of fund's net assets
Fidelity Growth Company Fund	6.6
Microsoft Corp.	4.9
Apple, Inc.	4.0
Amazon.com, Inc.	3.2
Fidelity SAI U.S. Large Cap Index Fund	2.9
Fidelity SAI U.S. Quality Index Fund	2.3
Alphabet, Inc. Class C	2.0
Meta Platforms, Inc. Class A	1.7
NVIDIA Corp.	1.7
Fidelity SAI U.S. Low Volatility Index Fund	1.4
30.7

Top Five Market Sectors as of November 30, 2021

(stocks only)	% of fund's net assets
Financials	26.6
Information Technology	22.4
Consumer Discretionary	11.0
Health Care	10.9
Communication Services	8.4

Asset Allocation (% of fund's net assets)

As of November 30, 2021
Common Stocks	84.2%
Large Blend Funds	4.8%
Large Growth Funds	9.2%
Mid-Cap Growth Funds	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.2%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	6,135,599	$140,075,725
Cellnex Telecom SA (a)	7,900	466,247
Deutsche Telekom AG	309,400	5,449,366
Liberty Global PLC Class C (b)	367,400	9,787,536
Lumen Technologies, Inc.	158,162	1,951,719
Verizon Communications, Inc.	3,467,374	174,304,891
		332,035,484
Entertainment - 1.0%
Activision Blizzard, Inc.	955,484	55,991,362
Cinemark Holdings, Inc. (b)(c)	113,700	1,764,624
Electronic Arts, Inc.	160,519	19,939,670
Netflix, Inc. (b)	482,814	309,918,307
Nintendo Co. Ltd. ADR	36,686	2,020,665
Playtika Holding Corp.	608,765	10,470,758
Sea Ltd. ADR (b)	96,380	27,764,187
Spotify Technology SA (b)	21,466	5,119,641
Take-Two Interactive Software, Inc. (b)	15,500	2,571,140
The Walt Disney Co. (b)	1,360,679	197,162,387
Universal Music Group NV	142,449	4,088,866
Zynga, Inc. (b)	236,700	1,427,301
		638,238,908
Interactive Media & Services - 5.3%
Alphabet, Inc.:
Class A (b)	298,054	845,862,349
Class C (b)	432,184	1,231,309,503
IAC (b)	66,518	8,890,131
Meta Platforms, Inc. Class A (b)	3,300,815	1,070,982,435
Snap, Inc. Class A (b)	851,862	40,557,150
Tongdao Liepin Group (b)	446,200	874,319
Twitter, Inc. (b)	528,844	23,237,405
Ziff Davis, Inc. (b)(c)	156,600	17,832,042
Zoominfo Technologies, Inc. (b)	464,451	28,656,627
		3,268,201,961
Media - 1.4%
Altice U.S.A., Inc. Class A (b)	61,900	980,496
Charter Communications, Inc. Class A (b)	290,963	188,043,568
Comcast Corp. Class A	9,153,608	457,497,328
DISH Network Corp. Class A (b)	389,060	12,158,125
Fox Corp.:
Class A	898,100	32,071,151
Class B	16,584	557,222
Interpublic Group of Companies, Inc.	469,500	15,582,705
Liberty Broadband Corp. Class C (b)	406,339	62,921,594
Liberty Media Corp. Liberty SiriusXM Series C (b)	308,804	15,109,780
News Corp. Class B	27,801	599,112
Nexstar Broadcasting Group, Inc. Class A	73,514	10,990,343
Omnicom Group, Inc.	236,836	15,941,431
Tegna, Inc.	536,100	10,587,975
ViacomCBS, Inc. Class B	426,450	13,198,628
		836,239,458
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	922,859	100,416,288

TOTAL COMMUNICATION SERVICES		5,175,132,099

CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.3%
Aptiv PLC (b)	402,819	64,592,027
BorgWarner, Inc.	523,554	22,659,417
Compagnie Generale des Etablissements Michelin SCA ADR (c)	900,000	26,568,000
Lear Corp.	136,800	22,953,672
Magna International, Inc. Class A (sub. vtg.)	243,678	18,264,643
The Goodyear Tire & Rubber Co. (b)	857,300	17,240,303
		172,278,062
Automobiles - 1.4%
Daimler AG (Germany)	172,700	16,256,303
Ferrari NV	80,837	21,054,805
Ford Motor Co.	4,528,245	86,897,022
General Motors Co. (b)	1,753,301	101,463,529
Harley-Davidson, Inc.	418,400	15,325,992
Rivian Automotive, Inc.	797,226	95,475,786
Tesla, Inc. (b)	454,947	520,805,128
		857,278,565
Distributors - 0.0%
Genuine Parts Co.	87,200	11,138,928
LKQ Corp.	336,270	18,797,493
		29,936,421
Diversified Consumer Services - 0.0%
Service Corp. International	105,900	7,006,344
Udemy, Inc.	12,704	349,233
		7,355,577
Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc. Class A	25,086	4,328,338
Booking Holdings, Inc. (b)	81,437	171,168,358
Caesars Entertainment, Inc. (b)	36,469	3,284,763
Chipotle Mexican Grill, Inc. (b)	22,700	37,305,407
Cracker Barrel Old Country Store, Inc.	28,638	3,494,409
Darden Restaurants, Inc.	105,782	14,592,627
Domino's Pizza, Inc.	10,581	5,545,925
Elior SA (a)(b)	87,837	564,822
Expedia, Inc. (b)	31,822	5,126,206
Hilton Worldwide Holdings, Inc. (b)	374,547	50,590,063
Las Vegas Sands Corp. (b)	807,983	28,780,354
Marriott International, Inc. Class A (b)	392,538	57,922,907
McDonald's Corp.	775,378	189,657,459
MGM Resorts International	474,692	18,788,309
Penn National Gaming, Inc. (b)	17,948	919,476
Royal Caribbean Cruises Ltd. (b)	71,700	5,006,094
Starbucks Corp.	1,263,474	138,527,289
Sweetgreen, Inc. Class A	6,363	242,939
Wynn Resorts Ltd. (b)	101,915	8,256,134
Yum China Holdings, Inc.	234,114	11,729,111
Yum! Brands, Inc.	270,730	33,256,473
		789,087,463
Household Durables - 0.6%
D.R. Horton, Inc.	221,200	21,611,240
Garmin Ltd.	34,468	4,602,857
GoPro, Inc. Class A (b)	364,800	3,648,000
Lennar Corp.:
Class A	1,100,565	115,614,353
Class B	6,000	514,680
Mohawk Industries, Inc. (b)	195,444	32,809,184
Newell Brands, Inc.	725,415	15,574,660
NVR, Inc. (b)	5,751	30,050,930
PulteGroup, Inc.	782,799	39,163,434
Sony Group Corp. sponsored ADR	320,287	39,026,971
Tempur Sealy International, Inc.	92,700	3,971,268
Toll Brothers, Inc.	50,800	3,224,276
Whirlpool Corp.	224,656	48,916,597
		358,728,450
Internet & Direct Marketing Retail - 3.4%
Alibaba Group Holding Ltd. sponsored ADR (b)	610,597	77,869,435
Amazon.com, Inc. (b)	554,016	1,942,972,893
Chewy, Inc. (b)(c)	4,200	286,692
Doordash, Inc.	42,311	7,563,937
eBay, Inc.	998,952	67,389,302
Etsy, Inc. (b)	47,625	13,076,873
Global-e Online Ltd.	27,600	1,833,744
Porch Group, Inc. Class A (b)(c)	225,670	4,748,097
		2,115,740,973
Leisure Products - 0.0%
Brunswick Corp.	47,500	4,460,725
Hasbro, Inc.	124,470	12,062,388
Polaris, Inc.	28,900	3,230,731
		19,753,844
Multiline Retail - 0.6%
Big Lots, Inc. (c)	174,300	7,561,134
Dollar General Corp.	354,931	78,546,230
Dollar Tree, Inc. (b)	144,651	19,358,643
Kohl's Corp.	537,575	27,539,967
Macy's, Inc.	451,300	12,862,050
Target Corp.	875,179	213,403,647
		359,271,671
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	198,275	43,763,258
Auto1 Group SE (a)	49,496	1,392,109
AutoNation, Inc. (b)	104,200	12,905,170
AutoZone, Inc. (b)	54,341	98,741,401
Bath & Body Works, Inc.	92,192	6,926,385
Best Buy Co., Inc.	876,868	93,702,114
Burlington Stores, Inc. (b)	146,567	42,963,185
CarMax, Inc. (b)	205,902	29,083,658
Dick's Sporting Goods, Inc. (c)	394,638	46,393,643
Foot Locker, Inc.	94,900	4,331,236
Gap, Inc.	878,553	14,522,481
Lowe's Companies, Inc.	1,852,237	453,038,648
Murphy U.S.A., Inc.	110,486	19,150,538
O'Reilly Automotive, Inc. (b)	324,883	207,327,335
Penske Automotive Group, Inc.	230,100	22,922,562
Ross Stores, Inc.	618,786	67,503,365
Sally Beauty Holdings, Inc. (b)	463,900	9,087,801
Sleep Number Corp. (b)(c)	111,000	8,855,580
The Home Depot, Inc.	929,565	372,393,035
The ODP Corp. (b)	62,070	2,343,763
TJX Companies, Inc.	1,572,870	109,157,178
Tractor Supply Co.	94,680	21,334,244
Ulta Beauty, Inc. (b)	190,405	73,106,000
Williams-Sonoma, Inc.	36,100	7,033,724
		1,767,978,413
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds, Inc. Class A (c)	12,825	246,753
Capri Holdings Ltd. (b)	32,100	1,900,962
Columbia Sportswear Co.	92,017	8,974,418
Hanesbrands, Inc.	1,102,046	17,798,043
lululemon athletica, Inc. (b)	49,400	22,447,854
NIKE, Inc. Class B	1,394,880	236,069,491
PVH Corp.	29,500	3,150,010
Ralph Lauren Corp.	146,037	16,946,133
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	57,100	2,564,932
Tapestry, Inc.	210,198	8,433,144
Under Armour, Inc.:
Class A (sub. vtg.) (b)	157,707	3,720,308
Class C (non-vtg.) (b)	158,901	3,189,143
VF Corp.	117,091	8,398,937
		333,840,128

TOTAL CONSUMER DISCRETIONARY		6,811,249,567

CONSUMER STAPLES - 4.3%
Beverages - 1.2%
Anheuser-Busch InBev SA NV ADR (c)	2,359	131,443
Constellation Brands, Inc. Class A (sub. vtg.)	435,831	98,205,799
Diageo PLC sponsored ADR	16,968	3,447,389
Keurig Dr. Pepper, Inc.	1,382,218	46,981,590
Molson Coors Beverage Co. Class B	720,700	32,027,908
Monster Beverage Corp. (b)	1,403,583	117,592,184
PepsiCo, Inc.	1,013,983	162,014,204
The Coca-Cola Co.	5,052,661	265,012,069
		725,412,586
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc. (b)	64,400	4,260,060
Costco Wholesale Corp.	278,461	150,196,294
Kroger Co.	1,475,057	61,259,117
Ocado Group PLC (b)	3,831	91,481
Performance Food Group Co. (b)	24,524	988,562
Sysco Corp.	492,174	34,471,867
U.S. Foods Holding Corp. (b)	29,900	939,458
Walgreens Boots Alliance, Inc.	1,344,500	60,233,600
Walmart, Inc.	1,409,923	198,277,471
		510,717,910
Food Products - 0.7%
Archer Daniels Midland Co.	337,400	20,989,654
Bunge Ltd.	84,900	7,349,793
Conagra Brands, Inc.	1,030,583	31,484,311
Darling Ingredients, Inc. (b)	105,400	7,116,608
General Mills, Inc.	622,400	38,445,648
Ingredion, Inc.	209,500	19,510,735
Kellogg Co.	150,184	9,188,257
Lamb Weston Holdings, Inc.	16,754	869,868
Mondelez International, Inc.	1,523,389	89,788,548
Mowi ASA ADR	103,300	2,340,778
Pilgrim's Pride Corp. (b)	148,461	4,168,785
Post Holdings, Inc. (b)(c)	169,551	16,378,627
The Hershey Co.	39,812	7,066,232
The J.M. Smucker Co.	309,900	39,193,053
The Kraft Heinz Co.	1,894,616	63,678,044
Tyson Foods, Inc. Class A	1,186,610	93,694,726
		451,263,667
Household Products - 1.0%
Colgate-Palmolive Co.	584,550	43,852,941
Energizer Holdings, Inc. (c)	525,316	19,536,502
Kimberly-Clark Corp.	291,200	37,946,272
Procter & Gamble Co.	3,384,255	489,295,588
Spectrum Brands Holdings, Inc.	6,612	661,861
		591,293,164
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	263,008	87,337,067
The Beauty Health Co. (c)	160,000	4,153,600
		91,490,667
Tobacco - 0.5%
Altria Group, Inc.	2,777,283	118,423,347
Philip Morris International, Inc.	1,855,182	159,434,341
Swedish Match Co. AB	121,900	890,503
		278,748,191

TOTAL CONSUMER STAPLES		2,648,926,185

ENERGY - 2.5%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	38,800	905,592
Championx Corp. (b)	11,100	226,551
Halliburton Co.	2,031,437	43,858,725
Liberty Oilfield Services, Inc. Class A (b)	97,800	899,760
Oceaneering International, Inc. (b)	96,667	1,033,370
Schlumberger Ltd.	1,404,464	40,280,028
Subsea 7 SA	137,500	965,360
Weatherford International PLC (b)	33,600	966,000
		89,135,386
Oil, Gas & Consumable Fuels - 2.4%
Africa Oil Corp. (b)(c)	1,201,200	1,711,366
Antero Resources Corp. (b)	73,600	1,292,416
APA Corp.	77,500	1,997,175
Canadian Natural Resources Ltd.	243,029	9,938,420
Cenovus Energy, Inc. (Canada)	678,343	8,050,162
Chevron Corp.	1,732,867	195,588,698
ConocoPhillips Co.	3,067,720	215,139,204
Coterra Energy, Inc.	1,950,579	39,167,626
Diamondback Energy, Inc.	65,802	7,023,047
EOG Resources, Inc.	1,718,642	149,521,854
Exxon Mobil Corp.	5,320,081	318,353,647
Genesis Energy LP	318,296	3,211,607
Harbour Energy PLC (b)	499,495	2,612,041
Headwater Exploration, Inc. (b)	82,700	295,207
Hess Corp.	264,047	19,676,782
HollyFrontier Corp.	72,800	2,352,896
Imperial Oil Ltd.	92,217	3,048,514
Kinder Morgan, Inc.	1,967,748	30,421,384
Kosmos Energy Ltd. (b)	1,076,097	3,938,515
Marathon Oil Corp.	923,976	14,312,388
Marathon Petroleum Corp.	1,066,800	64,914,780
MEG Energy Corp. (b)	857,700	6,982,723
Murphy Oil Corp.	95,800	2,546,364
Occidental Petroleum Corp.	516,428	15,312,090
ONEOK, Inc.	375,040	22,442,394
Ovintiv, Inc.	55,700	1,936,132
Phillips 66 Co.	822,817	56,914,252
Pioneer Natural Resources Co.	676,408	120,617,075
Reliance Industries Ltd.	88,400	2,831,390
TC Energy Corp. (c)	637,750	29,916,853
The Williams Companies, Inc.	1,252,284	33,548,688
Total SA sponsored ADR	795,137	36,568,351
Tourmaline Oil Corp.	198,400	6,602,203
Valero Energy Corp.	501,300	33,557,022
		1,462,343,266

TOTAL ENERGY		1,551,478,652

FINANCIALS - 11.6%
Banks - 4.9%
Bank of America Corp.	15,037,958	668,737,992
Citigroup, Inc.	2,030,702	129,355,717
Citizens Financial Group, Inc.	2,429,861	114,859,529
Comerica, Inc.	110,961	9,157,611
Commerce Bancshares, Inc.	278,100	19,411,380
Cullen/Frost Bankers, Inc.	195,700	24,636,673
East West Bancorp, Inc.	135,458	10,430,266
EFG Eurobank Ergasias SA (b)	2,805,257	2,796,487
Fifth Third Bancorp	6,425,961	270,854,256
First Horizon National Corp.	1,365,936	22,032,548
First Republic Bank	37,759	7,916,552
Huntington Bancshares, Inc.	4,329,362	64,247,732
JPMorgan Chase & Co.	2,507,489	398,264,478
KeyCorp	2,394,064	53,722,796
M&T Bank Corp.	330,515	48,456,804
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (c)	2,250,000	11,880,000
Piraeus Financial Holdings SA (b)	639,038	924,759
PNC Financial Services Group, Inc.	1,262,709	248,753,673
Regions Financial Corp.	2,674,000	60,833,500
Signature Bank	126,422	38,217,371
Societe Generale Series A	128,682	4,004,237
Standard Chartered PLC (United Kingdom)	293,599	1,625,144
SVB Financial Group (b)	95,479	66,102,976
Truist Financial Corp.	2,559,206	151,786,508
U.S. Bancorp	1,642,559	90,899,215
UniCredit SpA	213,408	2,576,648
Wells Fargo & Co.	10,778,165	514,980,724
Western Alliance Bancorp.	45,800	5,027,924
Zions Bancorp NA	77,400	4,882,392
		3,047,375,892
Capital Markets - 2.8%
Ameriprise Financial, Inc.	393,400	113,928,640
Apollo Global Management LLC Class A	148,973	10,544,309
Bank of New York Mellon Corp.	1,868,045	102,350,186
BlackRock, Inc. Class A	19,710	17,829,863
Blackstone, Inc.	80,600	11,400,870
Brookfield Asset Management, Inc. Class A	1,292,287	72,587,761
Cboe Global Markets, Inc.	281,067	36,240,779
Charles Schwab Corp.	1,962,533	151,880,429
CME Group, Inc.	320,255	70,622,633
FactSet Research Systems, Inc.	65,771	30,818,317
Goldman Sachs Group, Inc.	961,924	366,483,425
Intercontinental Exchange, Inc.	532,138	69,561,079
Invesco Ltd.	858,935	19,180,019
Jefferies Financial Group, Inc.	1,659,016	62,345,821
KKR & Co. LP	653,237	48,633,495
MarketAxess Holdings, Inc.	27,400	9,663,706
Moody's Corp.	54,717	21,374,649
Morgan Stanley	1,530,519	145,123,812
Northern Trust Corp.	304,377	35,216,419
Raymond James Financial, Inc.	560,116	55,053,802
S&P Global, Inc.	140,192	63,889,700
SEI Investments Co.	439,747	26,222,114
State Street Corp. (d)	1,681,775	149,627,522
StepStone Group, Inc. Class A	77,623	3,211,264
T. Rowe Price Group, Inc.	251,424	50,272,229
Tradeweb Markets, Inc. Class A	66,291	6,363,936
Virtu Financial, Inc. Class A	55,366	1,560,214
		1,751,986,993
Consumer Finance - 0.7%
Ally Financial, Inc.	176,400	8,084,412
American Express Co.	673,225	102,532,168
Capital One Financial Corp.	1,582,617	222,405,167
Credit Acceptance Corp. (b)(c)	7,400	4,624,260
Discover Financial Services	518,839	55,956,786
Navient Corp.	734,600	14,493,658
OneMain Holdings, Inc.	263,500	13,119,665
Synchrony Financial	275,600	12,344,124
		433,560,240
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.:
Class A (b)	1	416,876
Class B (b)	1,798,537	497,637,203
Equitable Holdings, Inc.	1,299,675	40,887,776
Local Bounti Corp. (e)	125,589	742,608
Voya Financial, Inc. (c)	433,700	26,950,118
WeWork, Inc. (b)	46,800	406,692
		567,041,273
Insurance - 2.2%
AFLAC, Inc.	1,245,447	67,428,501
AIA Group Ltd.	94,600	995,897
Alleghany Corp. (b)	23,569	15,246,315
Allstate Corp.	608,081	66,110,566
American Financial Group, Inc.	258,900	34,591,629
American International Group, Inc.	1,499,633	78,880,696
Aon PLC	24,483	7,241,337
Arch Capital Group Ltd. (b)	189,900	7,668,162
Arthur J. Gallagher & Co.	56,030	9,127,287
Assurant, Inc.	191,632	29,147,227
Axis Capital Holdings Ltd.	200,700	9,970,776
Brookfield Asset Management Reinsurance Partners Ltd. (c)	9,003	516,232
Chubb Ltd.	1,038,178	186,321,806
Cincinnati Financial Corp.	439,937	50,108,824
CNA Financial Corp.	145,843	6,072,903
Everest Re Group Ltd.	83,600	21,433,368
Fairfax Financial Holdings Ltd.	27,858	12,371,738
Fidelity National Financial, Inc.	134,600	6,583,286
First American Financial Corp.	51,800	3,842,524
Globe Life, Inc.	43,900	3,799,106
Hartford Financial Services Group, Inc.	1,750,112	115,682,403
Lincoln National Corp.	494,800	32,820,084
Loews Corp.	860,649	46,010,296
Markel Corp. (b)	6,020	7,192,816
Marsh & McLennan Companies, Inc.	343,554	56,349,727
MetLife, Inc.	1,909,419	112,006,519
Old Republic International Corp.	94,800	2,271,408
Principal Financial Group, Inc.	129,800	8,901,684
Progressive Corp.	1,535,266	142,687,622
Prudential Financial, Inc.	479,800	49,064,348
Prudential PLC (b)	51,100	863,144
Reinsurance Group of America, Inc.	18,700	1,774,817
RenaissanceRe Holdings Ltd.	226,335	34,880,487
The Travelers Companies, Inc.	647,634	95,169,816
Unum Group	479,100	11,067,210
W.R. Berkley Corp.	155,147	11,890,466
Willis Towers Watson PLC	60,900	13,753,656
		1,359,844,683
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	1,720,500	13,936,050
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	640,031	9,024,437
Radian Group, Inc.	783,700	15,963,969
		24,988,406

TOTAL FINANCIALS		7,198,733,537

HEALTH CARE - 10.9%
Biotechnology - 1.8%
AbbVie, Inc.	3,664,076	422,394,681
ADC Therapeutics SA (b)(c)	89,400	1,990,044
Agios Pharmaceuticals, Inc. (b)(c)	40,000	1,424,800
Alnylam Pharmaceuticals, Inc. (b)	52,066	9,569,731
Ambrx Biopharma, Inc. ADR	30,800	287,980
Amgen, Inc.	691,575	137,540,436
Arcutis Biotherapeutics, Inc. (b)	62,000	1,027,340
Argenx SE ADR (b)	28,000	7,817,880
Ascendis Pharma A/S sponsored ADR (b)	48,400	6,631,768
Atara Biotherapeutics, Inc. (b)	85,000	1,520,650
Avid Bioservices, Inc. (b)	100,000	3,056,000
BioAtla, Inc. (c)	36,000	909,000
Biogen, Inc. (b)	286,307	67,494,012
BioMarin Pharmaceutical, Inc. (b)	131,620	11,357,490
Celldex Therapeutics, Inc. (b)	36,954	1,407,947
Century Therapeutics, Inc. (c)	50,000	955,500
Crinetics Pharmaceuticals, Inc. (b)	27,292	745,617
Cytokinetics, Inc. (b)(c)	75,000	2,950,500
Erasca, Inc. (c)	100,000	1,417,000
Exelixis, Inc. (b)	75,000	1,259,250
Generation Bio Co. (b)(c)	54,000	927,180
Gilead Sciences, Inc.	1,020,772	70,361,814
Gritstone Bio, Inc. (b)	15,967	210,764
Heron Therapeutics, Inc. (b)(c)	6,100	57,645
Imago BioSciences, Inc. (c)	17,500	391,475
Innovent Biologics, Inc. (a)(b)	400,000	3,557,322
Insmed, Inc. (b)	43,647	1,201,165
Instil Bio, Inc.(c)	60,000	1,318,800
Intercept Pharmaceuticals, Inc. (b)(c)	55,404	953,503
Mirati Therapeutics, Inc. (b)	25,000	3,419,250
Moderna, Inc. (b)	123,173	43,409,860
Neurocrine Biosciences, Inc. (b)	260,680	21,701,610
Nuvalent, Inc. Class A (c)	35,310	753,162
PTC Therapeutics, Inc. (b)	64,000	2,378,240
Regeneron Pharmaceuticals, Inc. (b)	264,686	168,480,580
Relay Therapeutics, Inc. (b)(c)	65,000	1,912,300
Sarepta Therapeutics, Inc. (b)	30,000	2,424,300
Seagen, Inc. (b)	12,482	1,997,120
Shattuck Labs, Inc. (b)	59,250	502,440
TG Therapeutics, Inc. (b)	100,000	1,520,000
Vaxcyte, Inc. (b)	25,452	518,712
Vertex Pharmaceuticals, Inc. (b)	580,466	108,512,314
Xencor, Inc. (b)(c)	56,000	2,028,320
Zentalis Pharmaceuticals, Inc. (b)(c)	50,000	4,102,500
Zymeworks, Inc. (b)(c)	50,000	1,005,500
		1,125,403,502
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	1,104,152	138,869,197
Alcon, Inc. (c)	617,316	48,397,574
Align Technology, Inc. (b)	26,037	15,922,407
Becton, Dickinson & Co.	521,021	123,554,920
Boston Scientific Corp. (b)	2,691,667	102,471,763
DexCom, Inc. (b)	3,400	1,912,806
Envista Holdings Corp. (b)	125,000	4,850,000
Hologic, Inc. (b)	556,153	41,561,314
IDEXX Laboratories, Inc. (b)	35,663	21,685,600
Insulet Corp. (b)	46,000	13,268,240
Intuitive Surgical, Inc. (b)	566,520	183,745,097
iRhythm Technologies, Inc. (b)	500	52,800
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	26,800	942,824
Masimo Corp. (b)	10,000	2,781,200
Medtronic PLC	1,223,526	130,550,224
Penumbra, Inc. (b)	50,000	12,282,500
Stryker Corp.	198,038	46,861,732
Tandem Diabetes Care, Inc. (b)	21,000	2,698,920
Teleflex, Inc.	5,301	1,576,623
The Cooper Companies, Inc.	21,386	8,051,187
Zimmer Biomet Holdings, Inc.	437,825	52,363,870
		954,400,798
Health Care Providers & Services - 2.8%
agilon health, Inc.	115,000	2,530,000
Alignment Healthcare, Inc.	160,000	2,593,600
AmerisourceBergen Corp.	293,796	34,006,887
Anthem, Inc.	327,684	133,115,071
Cano Health, Inc. (b)(c)	330,000	3,082,200
Cardinal Health, Inc.	380,343	17,583,257
Centene Corp. (b)	2,012,124	143,685,775
Cigna Corp.	529,193	101,552,137
Covetrus, Inc. (b)	18,645	335,237
CVS Health Corp.	2,057,096	183,204,970
DaVita HealthCare Partners, Inc. (b)	319,783	30,219,494
Guardant Health, Inc. (b)	5,150	541,368
HCA Holdings, Inc.	542,655	122,417,541
Henry Schein, Inc. (b)	65,900	4,682,854
Humana, Inc.	250,866	105,290,969
Laboratory Corp. of America Holdings (b)	185,644	52,969,803
LifeStance Health Group, Inc. (c)	160,000	1,270,400
McKesson Corp.	426,202	92,383,546
Oak Street Health, Inc. (b)	34,600	1,070,870
Quest Diagnostics, Inc.	229,311	34,093,959
Rede D'Oregon Sao Luiz SA (a)	260,000	2,320,268
Surgery Partners, Inc. (b)	56,000	2,484,160
UnitedHealth Group, Inc.	1,453,271	645,572,044
Universal Health Services, Inc. Class B	179,100	21,264,543
		1,738,270,953
Health Care Technology - 0.1%
Cerner Corp.	497,294	35,034,362
Definitive Healthcare Corp.	18,000	527,580
Doximity, Inc.	20,000	1,353,000
Evolent Health, Inc. (b)	60,000	1,560,000
Phreesia, Inc. (b)	50,000	2,884,000
Veeva Systems, Inc. Class A (b)	35,163	9,936,361
		51,295,303
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	360,640	54,420,576
Avantor, Inc. (b)	80,000	3,158,400
Bio-Rad Laboratories, Inc. Class A (b)	27,500	20,713,000
Bruker Corp.	60,000	4,859,400
Charles River Laboratories International, Inc. (b)	15,000	5,488,050
Danaher Corp.	900,920	289,771,909
Illumina, Inc. (b)	85,573	31,262,384
IQVIA Holdings, Inc. (b)	310,956	80,578,028
Lonza Group AG	7,600	6,150,863
Mettler-Toledo International, Inc. (b)	11,134	16,858,323
PerkinElmer, Inc.	18,358	3,344,093
Sartorius Stedim Biotech	8,800	5,203,614
Thermo Fisher Scientific, Inc.	649,423	410,974,357
Waters Corp. (b)	26,229	8,604,948
West Pharmaceutical Services, Inc.	5,301	2,346,541
		943,734,486
Pharmaceuticals - 3.1%
Arvinas Holding Co. LLC (b)	32,000	2,419,520
AstraZeneca PLC:
(United Kingdom)	72,000	7,893,709
sponsored ADR	1,180,712	64,738,439
Bayer AG	110,957	5,602,234
Bristol-Myers Squibb Co.	3,365,509	180,492,248
Elanco Animal Health, Inc. (b)	2,024,471	58,183,297
Eli Lilly & Co.	1,187,922	294,652,173
GlaxoSmithKline PLC sponsored ADR	196,419	8,076,749
Jazz Pharmaceuticals PLC (b)(c)	179,500	21,516,665
Johnson & Johnson	3,223,169	502,588,742
Merck & Co., Inc.	2,844,517	213,082,768
Nektar Therapeutics (b)	80,000	900,800
Novartis AG sponsored ADR	535,055	42,643,884
Novo Nordisk A/S Series B sponsored ADR	186,511	19,924,970
Organon & Co.	281,337	8,223,481
Pfizer, Inc.	4,632,721	248,916,099
Pliant Therapeutics, Inc. (b)(c)	72,500	1,028,050
Roche Holding AG:
(participation certificate)	21,000	8,198,617
sponsored ADR	1,129,365	55,090,425
Royalty Pharma PLC	175,000	6,959,750
Sanofi SA sponsored ADR	817,914	38,908,169
UCB SA	22,800	2,485,938
Viatris, Inc.	880,348	10,837,084
Zoetis, Inc. Class A	483,371	107,327,697
		1,910,691,508

TOTAL HEALTH CARE		6,723,796,550

INDUSTRIALS - 7.2%
Aerospace & Defense - 1.3%
Airbus Group NV (b)	24,732	2,760,586
Curtiss-Wright Corp.	5,460	686,977
General Dynamics Corp.	390,411	73,775,967
Huntington Ingalls Industries, Inc.	134,831	23,933,851
L3Harris Technologies, Inc.	363,747	76,052,223
Lockheed Martin Corp.	121,449	40,481,381
Maxar Technologies, Inc.	5,000	137,650
Moog, Inc. Class A	127,400	8,812,258
MTU Aero Engines AG	1,917	358,613
Northrop Grumman Corp.	371,613	129,618,614
Raytheon Technologies Corp.	2,391,723	193,538,225
Rolls-Royce Holdings PLC (b)	709,995	1,158,247
Safran SA	2,251	251,423
Textron, Inc.	811,128	57,427,862
The Boeing Co. (b)	755,073	149,391,193
TransDigm Group, Inc. (b)	108,169	62,527,090
Vectrus, Inc. (b)	37,733	1,578,749
		822,490,909
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	51,991	4,943,824
Expeditors International of Washington, Inc.	333,004	40,499,946
FedEx Corp.	627,967	144,664,758
GXO Logistics, Inc.	47,700	4,581,585
United Parcel Service, Inc. Class B	1,138,482	225,840,674
		420,530,787
Airlines - 0.1%
Copa Holdings SA Class A (b)	3,000	209,760
Delta Air Lines, Inc. (b)	616,600	22,320,920
Ryanair Holdings PLC sponsored ADR (b)	7,253	693,024
Southwest Airlines Co. (b)	406,400	18,044,160
United Airlines Holdings, Inc. (b)	542,157	22,911,555
		64,179,419
Building Products - 0.4%
A.O. Smith Corp.	193,376	15,286,373
Carlisle Companies, Inc.	60,973	13,731,120
Carrier Global Corp.	333,970	18,074,456
Fortune Brands Home & Security, Inc.	405,802	40,795,275
Johnson Controls International PLC	625,591	46,769,183
Masco Corp.	158,700	10,458,330
Owens Corning	184,805	15,678,856
Trane Technologies PLC	537,493	100,323,068
		261,116,661
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	66,600	1,410,588
Copart, Inc. (b)	21,241	3,083,344
Deluxe Corp. (c)	215,300	7,285,752
Republic Services, Inc.	294,868	38,999,242
Rollins, Inc.	195,148	6,494,525
Waste Connections, Inc. (United States)	298,268	39,687,540
		96,960,991
Construction & Engineering - 0.0%
MasTec, Inc. (b)	119,200	10,986,664
Quanta Services, Inc.	65,700	7,475,346
		18,462,010
Electrical Equipment - 0.4%
Acuity Brands, Inc.	101,799	20,497,229
AMETEK, Inc.	230,900	31,517,850
Array Technologies, Inc. (b)(c)	267,424	4,817,643
Eaton Corp. PLC	726,027	117,659,936
Emerson Electric Co.	195,300	17,155,152
FTC Solar, Inc.	104,700	896,232
Generac Holdings, Inc. (b)	32,775	13,806,141
Hubbell, Inc. Class B	8,716	1,705,721
Regal Rexnord Corp.	1,100	173,910
Sensata Technologies, Inc. PLC (b)	65,300	3,637,210
Shoals Technologies Group, Inc.	82,400	2,315,440
Sunrun, Inc. (b)(c)	579,015	26,657,851
Vertiv Holdings Co.	213,543	5,475,243
		246,315,558
Industrial Conglomerates - 0.9%
3M Co.	528,739	89,906,780
General Electric Co.	1,775,641	168,668,139
Hitachi Ltd.	160,400	9,395,939
Honeywell International, Inc.	765,104	154,734,633
Roper Technologies, Inc.	222,525	103,284,979
		525,990,470
Machinery - 1.7%
AGCO Corp.	324,100	35,719,061
Allison Transmission Holdings, Inc.	309,700	10,712,523
Caterpillar, Inc.	195,448	37,789,871
Crane Co.	183,100	17,676,474
Cummins, Inc.	629,595	132,057,551
Deere & Co.	524,139	181,110,990
Dover Corp.	232,492	38,093,814
Epiroc AB (A Shares)	3,100	75,441
Flowserve Corp.	330,462	9,907,251
Fortive Corp.	760,666	56,190,397
Illinois Tool Works, Inc.	110,268	25,598,716
Ingersoll Rand, Inc.	1,659,972	96,842,766
ITT, Inc.	139,824	13,224,554
Meritor, Inc. (b)	117,300	2,966,517
Middleby Corp. (b)	33,500	5,851,780
Oshkosh Corp.	282,235	30,368,486
Otis Worldwide Corp.	511,528	41,126,851
PACCAR, Inc.	630,247	52,575,205
Parker Hannifin Corp.	326,368	98,582,718
Snap-On, Inc.	69,935	14,400,316
Stanley Black & Decker, Inc.	426,771	74,582,500
Timken Co.	253,729	16,702,980
Westinghouse Air Brake Tech Co.	135,496	12,027,980
Xylem, Inc.	252,000	30,519,720
		1,034,704,462
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	28,600	2,400,684
Clarivate Analytics PLC (b)	1,055,888	24,644,426
CoStar Group, Inc. (b)	310,242	24,124,418
Dun & Bradstreet Holdings, Inc. (b)	178,553	3,392,507
Equifax, Inc.	30,696	8,553,440
IHS Markit Ltd.	369,362	47,211,851
Jacobs Engineering Group, Inc.	317,102	45,206,061
Leidos Holdings, Inc.	791,524	69,582,875
Manpower, Inc.	134,300	12,037,309
Robert Half International, Inc.	110,238	12,255,158
		249,408,729
Road & Rail - 1.0%
AMERCO	12,400	8,736,544
Canadian Pacific Railway Ltd. (c)	240,800	16,863,224
CSX Corp.	2,120,886	73,509,909
Knight-Swift Transportation Holdings, Inc. Class A	154,818	8,863,331
Lyft, Inc. (b)	1,249,053	50,724,042
Norfolk Southern Corp.	1,004,188	266,380,951
Old Dominion Freight Lines, Inc.	124,200	44,112,114
Ryder System, Inc.	2,750	228,470
Uber Technologies, Inc. (b)	814,051	30,933,938
Union Pacific Corp.	515,428	121,455,454
XPO Logistics, Inc. (b)	47,700	3,455,388
		625,263,365
Trading Companies & Distributors - 0.1%
Beijer Ref AB (B Shares)	11,700	232,300
United Rentals, Inc. (b)	124,315	42,110,463
W.W. Grainger, Inc.	67,776	32,628,044
		74,970,807

TOTAL INDUSTRIALS		4,440,394,168

INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 0.6%
Arista Networks, Inc. (b)	15,882	1,970,321
Cisco Systems, Inc.	5,159,762	282,961,348
CommScope Holding Co., Inc. (b)	455,689	4,538,662
F5, Inc. (b)	160,205	36,459,454
Juniper Networks, Inc.	220,200	6,854,826
Motorola Solutions, Inc.	143,492	36,329,305
		369,113,916
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	563,159	45,379,352
Arrow Electronics, Inc. (b)	251,500	30,594,975
CDW Corp.	168,030	31,818,161
Corning, Inc.	217,555	8,069,115
Flex Ltd. (b)	1,012,800	17,318,880
Insight Enterprises, Inc. (b)	22,400	2,209,088
Jabil, Inc.	871,881	50,970,163
Keysight Technologies, Inc. (b)	102,401	19,914,946
Mirion Technologies, Inc. (e)	200,814	2,140,677
TD SYNNEX Corp.	139,827	14,466,501
TE Connectivity Ltd.	58,523	9,008,445
Teledyne Technologies, Inc. (b)	83,654	34,740,670
Trimble, Inc. (b)	194,564	16,707,211
Vishay Intertechnology, Inc.	618,200	12,592,734
Vontier Corp.	43,891	1,383,005
Zebra Technologies Corp. Class A (b)	1,128	664,144
		297,978,067
IT Services - 3.2%
Accenture PLC Class A	465,499	166,369,343
Amadeus IT Holding SA Class A (b)	19,200	1,229,292
Amdocs Ltd.	226,500	15,814,230
Automatic Data Processing, Inc.	59,084	13,641,905
Cognizant Technology Solutions Corp. Class A	601,110	46,874,558
CSG Systems International, Inc.	185,800	9,793,518
DXC Technology Co. (b)	248,014	7,437,940
Edenred SA	47,023	2,107,554
EPAM Systems, Inc. (b)	19,600	11,927,580
Fidelity National Information Services, Inc.	724,669	75,727,932
Fiserv, Inc. (b)	1,207,757	116,572,706
FleetCor Technologies, Inc. (b)	496,425	102,824,510
Gartner, Inc. (b)	43,062	13,446,110
Genpact Ltd.	140,444	6,779,232
Global Payments, Inc.	510,875	60,814,560
IBM Corp.	792,237	92,770,953
Kyndryl Holdings, Inc. (c)	246,947	3,901,763
MasterCard, Inc. Class A	1,330,278	418,931,148
MongoDB, Inc. Class A (b)	4,900	2,440,690
Payoneer Global, Inc.	71,700	555,675
PayPal Holdings, Inc. (b)	781,084	144,414,621
Sabre Corp. (b)(c)	185,508	1,396,875
Shift4 Payments, Inc. (b)	10,300	535,806
Shopify, Inc. Class A (b)	30,846	46,941,134
Snowflake Computing, Inc. (b)	8,979	3,054,207
TaskUs, Inc. (c)	23,000	1,024,650
The Western Union Co.	687,415	10,874,905
Twilio, Inc. Class A (b)	91,542	26,194,743
Unisys Corp. (b)	115,684	2,100,821
VeriSign, Inc. (b)	139,327	33,425,941
Visa, Inc. Class A	2,685,529	520,374,954
Wix.com Ltd. (b)	4,700	718,160
		1,961,018,016
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc. (b)	1,964,274	311,082,073
Analog Devices, Inc.	522,575	94,194,144
Applied Materials, Inc.	493,841	72,688,457
ASML Holding NV	25,830	20,444,703
Broadcom, Inc.	621,349	344,028,514
First Solar, Inc. (b)	50,200	5,200,720
indie Semiconductor, Inc. (c)	55,600	763,388
Intel Corp.	1,971,994	97,022,105
KLA Corp.	312,004	127,338,193
Lam Research Corp.	114,451	77,809,512
Marvell Technology, Inc.	214,854	15,291,159
Microchip Technology, Inc.	714,940	59,647,444
Micron Technology, Inc.	58,900	4,947,600
Monolithic Power Systems, Inc.	44,998	24,904,593
NVIDIA Corp.	3,174,238	1,037,214,009
NXP Semiconductors NV	1,245,080	278,101,069
ON Semiconductor Corp. (b)	373,800	22,962,534
Qorvo, Inc. (b)	213,987	31,291,319
Qualcomm, Inc.	1,921,100	346,873,816
Renesas Electronics Corp. (b)	263,600	3,312,221
Semtech Corp. (b)	22,200	1,901,874
Teradyne, Inc.	155,957	23,841,147
Texas Instruments, Inc.	697,739	134,224,051
Universal Display Corp.	4,400	629,420
Xilinx, Inc.	351,157	80,221,817
		3,215,935,882
Software - 8.6%
Adobe, Inc. (b)	500,020	334,938,397
Anaplan, Inc. (b)	43,400	1,857,954
ANSYS, Inc. (b)	110,000	43,062,800
Atlassian Corp. PLC (b)	83,320	31,354,982
Autodesk, Inc. (b)	351,111	89,248,905
Avalara, Inc. (b)	8,100	1,131,408
AvidXchange Holdings, Inc.	35,400	756,144
Braze, Inc.	26,106	1,989,277
Cadence Design Systems, Inc. (b)	205,171	36,409,646
CCC Intelligent Solutions Holdings, Inc. (e)	35,655	458,167
Ceridian HCM Holding, Inc. (b)	463,837	50,743,768
Citrix Systems, Inc.	364,569	29,322,285
Cognyte Software Ltd.	233,979	4,766,152
Confluent, Inc.	7,800	608,556
Consensus Cloud Solutions, Inc.	54,833	3,434,739
DoubleVerify Holdings, Inc.	11,500	355,120
Dropbox, Inc. Class A (b)	292,900	7,208,269
Dynatrace, Inc. (b)	17,838	1,121,118
Ebix, Inc. (c)	13,500	412,560
Elastic NV (b)	28,439	4,421,127
Envestnet, Inc. (b)	100	7,667
Everbridge, Inc. (b)	21,200	2,404,504
Fortinet, Inc. (b)	105,668	35,093,399
GitLab, Inc.	13,600	1,312,944
HubSpot, Inc. (b)	500	403,455
Intuit, Inc.	392,329	255,916,207
Lightspeed Commerce, Inc. (b)	31,800	1,605,582
LivePerson, Inc. (b)(c)	80,244	3,102,233
Mandiant, Inc. (b)	62,500	1,060,625
Microsoft Corp.	9,181,367	3,035,268,117
Momentive Global, Inc. (b)	562,032	11,482,314
NCR Corp. (b)	312,300	12,148,470
NortonLifeLock, Inc.	1,737,433	43,175,210
Oracle Corp.	3,773,863	342,440,329
Palo Alto Networks, Inc. (b)	79,623	43,549,004
PTC, Inc. (b)	8,419	922,554
Qualtrics International, Inc.	72,500	2,346,100
Rimini Street, Inc. (b)	327,876	2,167,260
Salesforce.com, Inc. (b)	1,830,262	521,551,460
SAP SE sponsored ADR (c)	46,451	5,966,166
ServiceNow, Inc. (b)	37,449	24,255,717
Splunk, Inc. (b)	146,300	17,702,300
SS&C Technologies Holdings, Inc.	180,243	13,757,948
Synopsys, Inc. (b)	215,473	73,476,293
Telos Corp.	35,400	557,550
UiPath, Inc. Class A (b)(c)	206,655	9,971,104
VMware, Inc. Class A (b)(c)	105,309	12,293,773
Workday, Inc. Class A (b)	480,691	131,819,893
Yext, Inc. (b)	368,000	3,554,880
Zoom Video Communications, Inc. Class A (b)	262,945	55,589,202
		5,308,503,634
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	14,867,019	2,457,518,241
Dell Technologies, Inc. (b)	267,600	15,111,372
Hewlett Packard Enterprise Co.	2,281,500	32,739,525
HP, Inc.	2,719,305	95,937,080
NetApp, Inc.	23,631	2,100,323
Seagate Technology Holdings PLC	789,254	81,032,708
Western Digital Corp. (b)	146,500	8,473,560
Xerox Holdings Corp.	386,650	7,122,093
		2,700,034,902

TOTAL INFORMATION TECHNOLOGY		13,852,584,417

MATERIALS - 2.3%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	181,100	52,055,384
Albemarle Corp. U.S.	49,084	13,080,395
Axalta Coating Systems Ltd. (b)	231,615	7,022,567
Cabot Corp. (c)	215,400	11,304,192
Celanese Corp. Class A	244,100	36,946,976
CF Industries Holdings, Inc.	461,693	27,973,979
Corteva, Inc.	1,147,020	51,615,900
Dow, Inc.	439,828	24,159,752
DuPont de Nemours, Inc.	176,288	13,038,260
Eastman Chemical Co.	978,040	101,999,792
Ecolab, Inc.	165,237	36,595,038
Huntsman Corp.	701,000	22,214,690
Ingevity Corp. (b)(c)	136,575	9,821,108
International Flavors & Fragrances, Inc.	103,440	14,706,065
Linde PLC	687,664	218,773,425
Livent Corp. (b)	8,693	263,311
LyondellBasell Industries NV Class A	355,498	30,974,541
Olin Corp.	259,100	14,082,085
PPG Industries, Inc.	334,862	51,625,675
RPM International, Inc.	461,865	42,048,190
Sherwin-Williams Co.	240,049	79,513,831
The Chemours Co. LLC	353,000	10,484,100
The Mosaic Co.	366,460	12,540,261
Valvoline, Inc.	544,800	18,561,336
		901,400,853
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	132,758	53,569,181
Summit Materials, Inc. (b)	325,200	12,129,960
Vulcan Materials Co.	193,800	37,139,832
		102,838,973
Containers & Packaging - 0.4%
Amcor PLC	950,000	10,754,000
Ball Corp.	419,900	39,239,655
Berry Global Group, Inc. (b)	480,400	33,171,620
Crown Holdings, Inc.	81,800	8,654,440
Graphic Packaging Holding Co.	79,000	1,559,460
International Paper Co.	1,181,214	53,768,861
O-I Glass, Inc. (b)	154,700	1,712,529
Packaging Corp. of America	401,933	52,488,430
Sealed Air Corp.	696,747	43,281,924
WestRock Co.	835,554	36,254,688
		280,885,607
Metals & Mining - 0.2%
Anglo American PLC (United Kingdom)	37,082	1,364,983
First Quantum Minerals Ltd.	128,700	2,743,357
Freeport-McMoRan, Inc.	1,093,256	40,537,932
Glencore Xstrata PLC	234,700	1,114,308
Nucor Corp.	286,940	30,490,244
Reliance Steel & Aluminum Co.	129,600	19,262,448
Steel Dynamics, Inc.	127,900	7,648,420
United States Steel Corp.	175,900	3,977,099
		107,138,791
Paper & Forest Products - 0.0%
Schweitzer-Mauduit International, Inc.	240,600	6,905,220
Sylvamo Corp.	28,090	850,565
West Fraser Timber Co. Ltd. (c)	51,700	4,236,815
		11,992,600

TOTAL MATERIALS		1,404,256,824

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc.	89,027	17,811,632
American Homes 4 Rent Class A	316,106	12,672,690
American Tower Corp.	481,459	126,373,358
Apple Hospitality (REIT), Inc.	429,479	6,450,775
AvalonBay Communities, Inc.	107,379	25,649,622
Brandywine Realty Trust (SBI)	767,000	9,855,950
Brixmor Property Group, Inc.	701,452	15,951,018
Camden Property Trust (SBI)	117,173	19,358,151
Corporate Office Properties Trust (SBI)	39,900	1,023,834
Crown Castle International Corp.	173,000	31,425,450
CubeSmart	137,600	7,419,392
Digital Realty Trust, Inc.	17,400	2,918,676
Douglas Emmett, Inc.	50,300	1,648,331
EastGroup Properties, Inc.	19,679	4,008,612
Equinix, Inc.	76,850	62,417,570
Equity Lifestyle Properties, Inc.	322,200	26,194,860
Equity Residential (SBI)	186,519	15,911,936
Essex Property Trust, Inc.	46,495	15,782,263
Extra Space Storage, Inc.	51,735	10,347,000
Federal Realty Investment Trust (SBI)	81,082	9,946,329
Healthpeak Properties, Inc.	363,525	11,945,432
Host Hotels & Resorts, Inc. (b)	2,770,924	43,503,507
Invitation Homes, Inc.	155,100	6,272,244
Iron Mountain, Inc.	52,579	2,389,190
JBG SMITH Properties	125,483	3,487,173
Kilroy Realty Corp.	34,000	2,194,020
Kimco Realty Corp.	796,556	17,858,786
Lamar Advertising Co. Class A	33,654	3,677,036
Lexington Corporate Properties Trust	248,100	3,733,905
Mid-America Apartment Communities, Inc.	121,135	24,984,094
Omega Healthcare Investors, Inc.	439,500	12,279,630
Paramount Group, Inc.	715,000	5,691,400
Piedmont Office Realty Trust, Inc. Class A	784,400	13,632,872
Prologis (REIT), Inc.	1,133,045	170,806,534
Public Storage	107,502	35,194,005
Rayonier, Inc.	453,496	17,128,544
SBA Communications Corp. Class A	89,138	30,645,644
Service Properties Trust	340,500	2,897,655
Simon Property Group, Inc.	232,295	35,503,968
SITE Centers Corp.	166,350	2,505,231
Sun Communities, Inc.	371,795	70,113,101
Ventas, Inc.	504,459	23,669,216
VICI Properties, Inc.	42,800	1,164,160
Vornado Realty Trust	189,479	7,605,687
Welltower, Inc.	471,592	37,548,155
Weyerhaeuser Co.	1,304,835	49,074,844
		1,058,673,482
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	315,446	30,147,174
Cushman & Wakefield PLC (b)	252,100	4,457,128
Jones Lang LaSalle, Inc. (b)	41,400	9,725,274
Opendoor Technologies, Inc. (b)	437,121	6,923,997
		51,253,573

TOTAL REAL ESTATE		1,109,927,055

UTILITIES - 1.8%
Electric Utilities - 1.2%
Alliant Energy Corp.	118,100	6,470,699
American Electric Power Co., Inc.	151,263	12,259,866
Duke Energy Corp.	35,800	3,472,958
Edison International	696,751	45,483,905
Entergy Corp.	228,304	22,908,023
Evergy, Inc.	179,465	11,360,135
Eversource Energy	430,900	35,450,143
Exelon Corp.	837,664	44,170,023
FirstEnergy Corp.	394,200	14,845,572
NextEra Energy, Inc.	3,494,928	303,289,852
NRG Energy, Inc.	906,870	32,665,457
PG&E Corp. (b)	787,496	9,355,452
PPL Corp.	1,139,906	31,723,584
Southern Co.	1,581,668	96,639,915
Xcel Energy, Inc.	855,547	54,524,010
		724,619,594
Gas Utilities - 0.0%
Atmos Energy Corp.	60,400	5,455,328
UGI Corp.	126,500	5,218,125
		10,673,453
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International, Inc. (b)	29,300	1,083,221
The AES Corp.	194,600	4,549,748
Vistra Corp.	1,037,600	20,627,488
		26,260,457
Multi-Utilities - 0.6%
Ameren Corp.	500,044	40,798,590
CenterPoint Energy, Inc.	1,017,807	26,371,379
CMS Energy Corp.	330,100	19,426,385
Dominion Energy, Inc.	1,468,783	104,577,350
DTE Energy Co.	201,700	21,852,178
MDU Resources Group, Inc.	780,700	21,258,461
NiSource, Inc.	110,100	2,698,551
Public Service Enterprise Group, Inc.	473,853	29,611,074
Sempra Energy	393,618	47,182,990
WEC Energy Group, Inc.	340,369	29,588,277
		343,365,235
Water Utilities - 0.0%
Essential Utilities, Inc.	102,000	4,821,540

TOTAL UTILITIES		1,109,740,279

TOTAL COMMON STOCKS
(Cost $27,742,894,623)		52,026,219,333

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Embraer SA sponsored ADR (b)
(Cost $608,498)	58,446	802,464

Equity Funds - 15.0%
Large Blend Funds - 4.8%
Fidelity SAI U.S. Large Cap Index Fund (f)	81,644,301	1,788,010,184
Fidelity SAI U.S. Low Volatility Index Fund (f)	46,062,847	868,284,665
PIMCO StocksPLUS Absolute Return Fund Institutional Class	23,140,982	325,130,790

TOTAL LARGE BLEND FUNDS		2,981,425,639

Large Growth Funds - 9.2%
Fidelity Growth Company Fund (f)	98,276,989	4,098,150,431
Fidelity SAI U.S. Momentum Index Fund (f)	10,436,475	180,133,564
Fidelity SAI U.S. Quality Index Fund (f)	77,342,417	1,400,671,172

TOTAL LARGE GROWTH FUNDS		5,678,955,167

Mid-Cap Growth Funds - 1.0%
Janus Henderson Enterprise Fund	3,572,773	619,983,224
TOTAL EQUITY FUNDS
(Cost $4,792,021,859)		9,280,364,030

Other - 0.0%
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (f)
(Cost $9,232,556)	1,094,386	11,370,671

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 12/30/21 (g)
(Cost $5,359,790)	5,360,000	5,359,601

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.06% (h)	28,871,997	28,877,772
Fidelity Securities Lending Cash Central Fund 0.07% (h)(i)	134,363,293	134,376,729
Invesco Government & Agency Portfolio Institutional Class .03% (j)	446,217,503	446,217,503
TOTAL MONEY MARKET FUNDS
(Cost $609,470,414)		609,472,004
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $33,159,587,740)		61,933,588,103
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(117,571,950)
NET ASSETS - 100%		$61,816,016,153

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
State Street Corp.	Chicago Board Options Exchange	76	$676,172	$105.00	1/21/22	$(3,610)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	98	Dec. 2021	$22,374,625	$123,582	$123,582

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,300,768 or 0.0% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $676,172.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,341,452 or 0.0% of net assets.

 (f) Affiliated Fund

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,192,911.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
CCC Intelligent Solutions Holdings, Inc.	2/2/21	$356,550
Local Bounti Corp.	6/17/21 - 11/4/21	$1,255,890
Mirion Technologies, Inc.	6/16/21	$2,008,140

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$42,716,602	$178,937,613	$192,776,443	$10,369	$--	$--	$28,877,772	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	292,027,572	615,483,587	773,134,430	1,050,985	--	--	134,376,729	0.4%
Total	$334,744,174	$794,421,200	$965,910,873	$1,061,354	$--	$--	$163,254,501

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$3,660,707,600	$50,000,012	$240,000,000	$--	$150,514,455	$476,928,364	$4,098,150,431
Fidelity SAI Inflation-Focused Fund	10,795,429	2,463,970	--	2,463,969	--	(1,888,728)	11,370,671
Fidelity SAI U.S. Large Cap Index Fund	2,057,113,253	2,628,175,527	2,926,420,646	185,381,409	90,712,637	(61,570,587)	1,788,010,184
Fidelity SAI U.S. Low Volatility Index Fund	1,442,168,893	--	660,966,341	--	95,969,810	(8,887,697)	868,284,665
Fidelity SAI U.S. Momentum Index Fund	31,475,001	143,299,133	75	5,158,158	4	5,359,501	180,133,564
Fidelity SAI U.S. Quality Index Fund	1,001,129,553	368,952,513	--	83,952,438	--	30,589,106	1,400,671,172
Total	$8,203,389,729	$3,192,891,155	$3,827,387,062	$276,955,974	$337,196,906	$440,529,959	$8,346,620,687

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,175,132,099	$5,169,682,733	$5,449,366	$--
Consumer Discretionary	6,811,249,567	6,811,249,567	--	--
Consumer Staples	2,648,926,185	2,648,926,185	--	--
Energy	1,551,478,652	1,551,478,652	--	--
Financials	7,198,733,537	7,189,551,003	9,182,534	--
Health Care	6,723,796,550	6,707,704,224	16,092,326	--
Industrials	4,441,196,632	4,427,630,437	13,566,195	--
Information Technology	13,852,584,417	13,848,042,904	4,541,513	--
Materials	1,404,256,824	1,401,777,533	2,479,291	--
Real Estate	1,109,927,055	1,109,927,055	--	--
Utilities	1,109,740,279	1,109,740,279	--	--
Equity Funds	9,280,364,030	9,280,364,030	--	--
Other	11,370,671	11,370,671	--	--
Other Short-Term Investments and Net Other Assets	5,359,601	--	5,359,601	--
Money Market Funds	609,472,004	609,472,004	--	--
Total Investments in Securities:	$61,933,588,103	$61,876,917,277	$56,670,826	$--
Net unrealized depreciation on unfunded commitments	$(90,457)	$--	$(90,457)	$--
Derivative Instruments:
Assets
Futures Contracts	$123,582	$123,582	$--	$--
Total Assets	$123,582	$123,582	$--	$--
Liabilities
Written Options	$(3,610)	$(3,610)	$--	$--
Total Liabilities	$(3,610)	$(3,610)	$--	$--
Total Derivative Instruments:	$119,972	$119,972	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$123,582	$0
Written Options(b)	0	(3,610)
Total Equity Risk	123,582	(3,610)
Total Value of Derivatives	$123,582	$(3,610)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $129,034,707) — See accompanying schedule: Unaffiliated issuers (cost $28,806,272,392)	$53,423,712,915
Fidelity Central Funds (cost $163,252,911)	163,254,501
Other affiliated issuers (cost $4,190,062,437)	8,346,620,687
Total Investment in Securities (cost $33,159,587,740)		$61,933,588,103
Cash		549,569
Foreign currency held at value (cost $5,158,217)		5,123,487
Receivable for investments sold		378,702,796
Receivable for fund shares sold		22,076,789
Dividends receivable		68,921,073
Interest receivable		10,726
Distributions receivable from Fidelity Central Funds		23,190
Prepaid expenses		48,624
Other receivables		842,473
Total assets		62,409,886,830
Liabilities
Payable for investments purchased	$419,965,749
Unrealized depreciation on unfunded commitments	90,457
Payable for fund shares redeemed	27,884,963
Accrued management fee	9,460,096
Payable for daily variation margin on futures contracts	415,275
Written options, at value (premium received $20,784)	3,610
Other payables and accrued expenses	1,673,798
Collateral on securities loaned	134,376,729
Total liabilities		593,870,677
Net Assets		$61,816,016,153
Net Assets consist of:
Paid in capital		$30,543,291,552
Total accumulated earnings (loss)		31,272,724,601
Net Assets		$61,816,016,153
Net Asset Value, offering price and redemption price per share ($61,816,016,153 ÷ 5,004,538,532 shares)		$12.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2021 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$394,588,846
Affiliated issuers		26,351,771
Interest		62,287
Income from Fidelity Central Funds (including $1,050,985 from security lending)		1,061,354
Total income		422,064,258
Expenses
Management fee	$132,290,705
Custodian fees and expenses	292,004
Independent trustees' fees and expenses	221,184
Registration fees	1,522,245
Audit	52,812
Legal	70,319
Interest	8,437
Miscellaneous	168,116
Total expenses before reductions	134,625,822
Expense reductions	(77,311,820)
Total expenses after reductions		57,314,002
Net investment income (loss)		364,750,256
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $92,267)	1,773,743,698
Affiliated issuers	337,196,906
Foreign currency transactions	(186,954)
Futures contracts	7,401,665
Capital gain distributions from underlying funds:
Affiliated issuers	250,604,203
Total net realized gain (loss)		2,368,759,518
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $46,757)	1,236,746,163
Affiliated issuers	440,529,959
Unfunded commitments	(549,056)
Assets and liabilities in foreign currencies	(98,861)
Futures contracts	(3,031,800)
Written options	17,174
Total change in net unrealized appreciation (depreciation)		1,673,613,579
Net gain (loss)		4,042,373,097
Net increase (decrease) in net assets resulting from operations		$4,407,123,353

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2021 (Unaudited)	Year ended May 31, 2021(a)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$364,750,256	$558,140,028
Net realized gain (loss)	2,368,759,518	4,435,084,434
Change in net unrealized appreciation (depreciation)	1,673,613,579	11,147,436,258
Net increase (decrease) in net assets resulting from operations	4,407,123,353	16,140,660,720
Distributions to shareholders	(3,314,328,717)	(1,568,168,745)
Share transactions
Proceeds from sales of shares	5,077,269,556	7,520,866,873
Net asset value of shares issued in merger transaction (note 12)	–	18,520,637,551
Reinvestment of distributions	3,140,671,354	232,385,307
Cost of shares redeemed	(7,686,562,638)	(7,680,619,730)
Net increase (decrease) in net assets resulting from share transactions	531,378,272	18,593,270,001
Total increase (decrease) in net assets	1,624,172,908	33,165,761,976
Net Assets
Beginning of period	60,191,843,245	27,026,081,269
End of period	$61,816,016,153	$60,191,843,245
Other Information
Shares(b)
Sold	412,230,394	905,089,646
Issued in exchange for shares in merger transaction (note 12)	–	1,844,685,437
Issued in reinvestment of distributions	263,921,962	143,286,389
Redeemed	(624,558,911)	(1,009,622,141)
Net increase (decrease)	51,593,445	1,883,439,331

 (a) See Note 1 and Note 12.

 (b) For the year ended May 31, 2021, as further described in Notes 1 and 12, amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger that occurred on November 20, 2020. All financial information prior to the merger is that of the Predecessor Fund.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Large Cap Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021 A	2020 A	2019 A	2018 A	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.15	$8.81	$8.33	$8.86	$8.34	$7.26
Income from Investment Operations
Net investment income (loss)B	.07	.14	.15	.14	.12	.11
Net realized and unrealized gain (loss)	.80	3.69	.88	.03	1.05	1.19
Total from investment operations	.87	3.83	1.03	.17	1.17	1.30
Distributions from net investment income	(.05)	(.15)	(.14)	(.14)	(.12)	(.09)
Distributions from net realized gain	(.62)	(.34)	(.42)	(.56)	(.53)	(.13)
Total distributions	(.67)	(.49)	(.55)C	(.70)	(.65)	(.22)
Net asset value, end of period	$12.35	$12.15	$8.81	$8.33	$8.86	$8.34
Total ReturnD,E	7.40%	44.55%	12.17%	2.41%	14.59%	18.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%H	.44%	.45%	.45%	.47%	.46%
Expenses net of fee waivers, if any	.19%H	.19%	.20%	.20%	.21%	.21%
Expenses net of all reductions	.19%H	.19%	.20%	.20%	.21%	.21%
Net investment income (loss)	1.18%H	1.29%	1.74%	1.65%	1.41%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$61,816,016	$60,191,843	$27,026,081	$24,720,960	$24,984,597	$23,157,908
Portfolio turnover rateI	48%H	74%J	90%	84%	98%	100%

 A As further described in Notes 1 and 12, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger that occurred on November 20, 2020. All financial information prior to the merger is that of the Predecessor Fund.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2021

1. Organization.

Strategic Advisers Large Cap Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR). Effective November 20, 2020, Strategic Advisers Core Fund ("Predecessor Fund") and two other funds were reorganized into the Fund. The Predecessor Fund was the accounting survivor in the reorganization, and, as such, the financial statements and financial highlights for the fiscal year ended May 31, 2021 and prior reflect the financial information of the Predecessor Fund through November 20, 2020 (see Note 12).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Large Cap Fund	$823,948

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$29,238,714,058
Gross unrealized depreciation	(647,100,651)
Net unrealized appreciation (depreciation)	$28,591,613,407
Tax cost	$33,342,024,995

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	$7,401,665	$(3,031,800)
Written Options	–	17,174
Total Equity Risk	$7,401,665	$(3,014,626)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Large Cap Fund	14,591,096,191	16,626,949,404

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund redeemed 19,946,276 shares of JPMorgan U.S. Large Cap Core Plus Fund Select Class in exchange for investments and cash with a value of $487,287,521. The Fund had a net realized gain of $132,702,495 on the Fund's redemptions of JPMorgan U.S. Large Cap Core Plus Fund Select Class which is included in the accompanying Statement of Changes in Net Assets. The Fund recognized a net gain for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, ClearBridge Investments, LLC, FIAM LLC (an affiliate of the investment adviser), Invesco Advisers, Inc. (through October 7, 2021), J.P. Morgan Investment Management, Inc., Loomis Sayles & Company, L.P., LSV Asset Management, PineBridge Investments LLC, Principal Global Investors, LLC and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Geode Capital Management, LLC (Geode) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Geode has not been allocated any portion of the Fund's assets. Geode in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Large Cap Fund	$26,978

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Large Cap Fund	38,084,368	67,510,628	13,110,889

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers Large Cap Fund	1,475

6. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Large Cap Fund	$49,775

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Large Cap Fund	$28,715	$–	$–

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Strategic Advisers Large Cap Fund	$75,332,143.58%		$8,437

10. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2024. During the period, this waiver reduced the Fund's management fee by $ 77,158,562.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $153,258.

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Large Cap Fund
Fidelity SAI Inflation-Focused Fund	24%
Fidelity SAI U.S. Large Cap Index Fund	13%
Fidelity SAI U.S. Low Volatility Index Fund	12%
Fidelity SAI U.S. Quality Index Fund	13%

12. Prior Fiscal Year Merger Information.

On November 20, 2020, the Fund acquired all of the assets and assumed all of the liabilities of Strategic Advisers Growth Fund, Strategic Advisers Value Fund (Target Funds) and Strategic Advisers Core Fund (Predecessor Fund) pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The securities held by the Target Funds and Predecessor Fund were the primary assets acquired by the Fund. Each acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of each Target Fund and the Predecessor Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of each Target Fund and the Predecessor Fund access to a larger portfolio with a similar investment objective and lower projected expenses. As a result of this transaction the Predecessor Fund was determined to be the accounting survivor. As such, performance and financial history prior to the merger is that of Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund has been retroactively adjusted to reflect the change in capital structure due to the merger. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. For financial reporting purposes, the assets and liabilities of the Predecessor Fund and Target Funds and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund and Target Funds were carried forward to align ongoing reporting of realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred in connection with the reorganization were paid by the respective fund.

Predecessor and Target Funds	Securities $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Strategic Advisers Core Fund *	31,619,450,950	12,056,868,793	31,632,208,284	3,150,617,669	2.0769521912
Strategic Advisers Growth Fund	9,684,515,165	5,505,004,332	9,686,104,070	964,750,799	2.1295816733
Strategic Advisers Value Fund	8,821,520,451	2,357,297,576	8,833,529,481	879,834,633	1.7264342629

*Predecessor Fund/Accounting survivor

Legal Acquiring Fund	Net Assets $	Total Net Assets after the acquisition $
Strategic Advisers Large Cap Fund	1,004,000	50,152,845,835

Pro forma results of operations of the combined entity for the entire period ended May 31, 2021 as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date) are as follows:

Net investment income (loss)	$568,896,394
Total net realized gain (loss)	5,389,603,115
Total change in net unrealized appreciation (depreciation)	13,348,109,861
Net increase (decrease) in net assets resulting from operations	$19,306,609,370

Because the combined investment portfolios have been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that has been included in the Fund's Statement of Operations since November 20, 2020.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Strategic Advisers Large Cap Fund	.19%
Actual		$1,000.00	$1,074.00	$.99
Hypothetical-C		$1,000.00	$1,024.12	$.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Large Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at a meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with AllianceBernstein L.P., Aristotle Capital Management LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, ClearBridge Investments, LLC, FIAM LLC (FIAM), Geode Capital Management, LLC, Invesco Advisers, Inc., J.P. Morgan Investment Management Inc., Loomis Sayles & Company, L.P., LSV Asset Management, PineBridge Investments LLC, Principal Global Investors LLC and T. Rowe Price Associates, Inc. (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements) and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2021 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved an amendment to the fund's sub-advisory agreement with FIAM that was previously defunded (Amendment). The Board noted that no other contact terms are impacted by the Amendment.

In reaching its determination to renew the fund's Advisory Contracts and approve the Amendment, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendment, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendment is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and the approval of the Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendment was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. The Board also considered steps taken by the Investment Advisers to continue to provide the same nature, extent, and quality of services to the funds during the COVID-19 pandemic.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board noted that effective November 20, 2020, three predecessor funds reorganized into the fund and the fund assumed the historical performance of Strategic Advisers Core Fund, the predecessor fund designated as the accounting survivor in the reorganization.

The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2020, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund’s relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the five-year period and in the second quartile for the one- and three-year periods ended December 31, 2020. The Board also noted that the fund had out performed 72%, 72%, and 75% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2020. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period and lower than its benchmark for the three- and five-year periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2020.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have similar sales load structures. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with similar sales load structures. The Board noted that the fund's total expense ratio ranked below the fund's similar sales load structure group competitive median for the 12-month period ended December 31, 2020.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendment should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest.In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and the approval of the Amendment do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Amended Sub-Advisory Agreement

Strategic Advisers Large Cap Fund

In June 2021, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve amendments to the fee schedules for the investment mandates in the existing sub-advisory agreements among Strategic Advisers LLC (Strategic Advisers), each of AllianceBernstein L.P. (AllianceBernstein) and Aristotle Capital Management, LLC (Aristotle) (each, a Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund. The Board noted that the updated fee schedule in the Amended Sub-Advisory Agreement with AllianceBernstein will result in the same or lower fees at all asset levels. With respect to the Amended Sub-Advisory Agreement with Aristotle, the Board noted that the updated fee schedule will result in lower fees at current and anticipated asset levels, and that Strategic Advisers does not currently expect asset levels to decrease such that the updated fee schedule would result in higher fees than the existing fee schedule. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreements. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve each Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under each Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also considered the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up, as well as the structures of the investment personnel compensation programs and whether such structures provide appropriate incentives to act in the best interests of the fund, at its June 2020 meeting. The Board considered the detailed information provided by Strategic Advisers and each Sub-Adviser in the June 2021 annual contract renewal materials.

The Board noted that it had approved the existing sub-advisory agreement with each Sub-Adviser at its June 2020 meeting and that each Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board did not consider performance to be a material factor in its decision to approve each Amended Sub-Advisory Agreement because the approval of each Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board noted that each Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board considered that the Amended Sub-Advisory Agreement with AllianceBernstein, and the Amended Sub-Advisory Agreement with Aristotle at current and anticipated asset levels, are each expected to result in a decrease in the total management fees of the fund. The Board also considered that at certain lower asset levels the updated fee schedule for Aristotle would result in an increase in the total management fees of the fund, but that Strategic Advisers does not currently expect Aristotle's assets to decrease to these levels. Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each Sub-Adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of each Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that each Amended Sub-Advisory Agreement will continue to provide for breakpoints that have the potential to reduce sub-advisory fees paid to the Sub-Adviser as assets allocated to the Sub-Adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve each Amended Sub-Advisory Agreement because the fund will not bear any additional management fees or expenses under each Amended Sub-Advisory Agreement.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. The Board also concluded that the sub-advisory fees to be charged under each Amended Sub-Advisory Agreement will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

LGC-SANN-0122
1.9899747.101

Strategic Advisers® Municipal Bond Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report

November 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2021

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI Municipal Income Fund	12.1
Vanguard Long-Term Tax-Exempt Fund Admiral Shares	11.9
MFS Municipal Income Fund Class A	9.9
MainStay MacKay Tax Free Bond Fund Class A	7.6
Western Asset Managed Municipals Fund Class A	7.2
Fidelity SAI Tax-Free Bond Fund	5.6
Wells Fargo Municipal Bond Fund - Class Admin	4.0
BlackRock National Municipal Fund Investor A Shares	3.5
MainStay MacKay High Yield Municipal Bond Fund Class A	2.3
iShares S&P National Municipal Bond ETF	2.1

Top Five Sectors as of November 30, 2021

% of fund's net assets
Transportation	6.4
Health Care	4.4
Special Tax	4.0
General Obligations	3.3
Education	1.8

Asset Allocation (% of fund's net assets)

As of November 30, 2021
Municipal Bond Funds	69.6%
Municipal Bonds	26.1%
Investment Companies	2.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 27.1%
	Principal Amount	Value
Alabama - 0.3%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/33	195,000	244,441
Birmingham Wtrwks. Board Series 2016 B, 5% 1/1/32 (Pre-Refunded to 1/1/27 @ 100)	250,000	303,872
Decatur Wtr. & Swr. Rev. Series 2021 A, 4% 8/15/50	610,000	719,368
Hoover Indl. Dev. Board Envir. Impt. Rev. (United States Steel Corp. Proj.) Series 2019, 5.75% 10/1/49 (a)	570,000	677,331
Huntsville Health Care Auth. Series 2020 B, 4% 6/1/45	450,000	523,490
Huntsville Redstone Village Spl. Care Facilities Finanacing Auth.:
Series 2007:	$	$
5.5% 1/1/28	225,000	152,407
5.5% 1/1/43	175,000	116,000
Series 2008 A, 6.875% 1/1/43	120,000	79,644
Series 2011 A, 7.5% 1/1/47	215,000	142,615
Jefferson County Swr. Rev.:
Series 2013 A:
5.25% 10/1/48 (FSA Insured)	880,000	970,533
5.5% 10/1/53 (FSA Insured)	1,395,000	1,544,030
Series 2013 D, 6% 10/1/42	250,000	285,584
Lower Alabama Gas District:
(Gas Proj.) Series 2016 A, 5% 9/1/34	515,000	689,607
Series 2016 A, 5% 9/1/46	595,000	877,191
Southeast Energy Auth. Rev. Bonds Bonds:
(Proj. No. 1) Series 2021 A, 4%, tender 10/1/28 (b)	800,000	937,707
(Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	630,000	758,019
Tuscaloosa County Indl. Dev. Gulf Opportunity (Hunt Refining Proj.) Series 2019 A:
4.5% 5/1/32 (c)	199,735	215,274
5.25% 5/1/44 (c)	1,875,000	2,165,593

TOTAL ALABAMA		11,402,706

Arizona - 0.4%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.898%, tender 1/1/37 (b)(d)	255,000	253,687
Arizona Indl. Dev. Auth. Econ. Dev. Rev. (Legacy Cares, Inc. Proj.) Series 2020 A, 7.75% 7/1/50 (c)	960,000	1,150,767
Arizona Indl. Dev. Auth. Ed. Rev.:
(Cadence Campus Proj.) Series 2020 A:
4% 7/15/40 (c)	55,000	59,480
4% 7/15/50 (c)	95,000	101,487
(Doral Academy of Nevada, Fire Mesa and Red Rock Campus Projs.) Series 2019 A:
5% 7/15/39 (c)	80,000	92,741
5% 7/15/49 (c)	70,000	80,186
(Odyssey Preparatory Academy Proj.):
Series 2017 A:
5.25% 7/1/37 (c)	180,000	194,840
5.5% 7/1/52 (c)	205,000	221,442
Series 2019, 5% 7/1/49 (c)	265,000	295,791
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2020 A, 4% 2/1/50	955,000	1,102,077
Arizona Indl. Dev. Auth. Rev. (Lincoln South Beltway Proj.) Series 2020, 5% 2/1/30	20,000	25,901
Arizona Indl. Dev. Auth. Sr. Living:
(Great Lakes Sr. Living Cmntys. LLC Proj.) Series 2021, 7.75% 1/1/54 (c)	100,000	79,406
Series 2019 A, 5% 1/1/54	125,000	130,031
Series 2019 B:
5% 1/1/49	50,000	46,607
5.125% 1/1/54	55,000	51,842
Arizona State Univ. Revs. Series 2020 A, 5% 7/1/43	250,000	320,281
Glendale Indl. dev auth Sr Living Facilities Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A, 5% 5/15/56	290,000	325,918
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016, 6% 1/1/48 (c)	135,000	133,588
Maricopa County Poll. Cont. Rev. Series 2012 A, 4.5% 8/1/42	195,000	198,649
Maricopa County Rev.:
Series 2017 A, 4% 1/1/41	300,000	342,534
Series 2019 E, 4% 1/1/45	250,000	292,920
Peoria Indl. Dev. Auth. Rev. (Sierra Winds Life Care Cmnty. Proj.) Series 2014 A:
5.5% 11/15/34	225,000	229,406
5.75% 11/15/40	365,000	372,318
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/47 (a)	365,000	436,346
Series 2018:
5% 7/1/37 (a)	305,000	371,808
5% 7/1/38 (a)	305,000	371,290
Series 2019 B, 5% 7/1/49 (a)	570,000	694,785
Phoenix Civic Impt. Corp. District Rev. Series 2005 B:
5.5% 7/1/29	485,000	631,913
5.5% 7/1/30	445,000	590,687
5.5% 7/1/33	75,000	105,357
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A:
4% 7/1/40	165,000	201,240
4% 7/1/41	320,000	389,303
4% 7/1/42	185,000	224,450
5% 7/1/45	1,025,000	1,343,080
Phoenix IDA Student Hsg. Rev.:
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	60,000	71,393
5% 7/1/49	35,000	41,459
5% 7/1/54	160,000	188,916
5% 7/1/59	130,000	153,001
Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	395,000	465,054
Pima County Indl. Dev. Auth. Ed. Rev.:
(American Leadership Academy Proj.) Series 2022, 4% 6/15/57 (e)	600,000	612,663
Series 2017, 4.75% 6/15/37 (c)	320,000	327,609
Saddle Mountain Unified School District No. 90 Series 2020, 4% 7/1/35 (FSA Insured)	250,000	297,683
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/30	685,000	851,079
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1, 5% 12/1/32	215,000	284,029
Series 2007, 5% 12/1/37	200,000	280,369
Tempe Indl. Dev. Auth. Rev.:
(Friendship Village of Tempe Proj.):
Series 2019:
5% 12/1/50	135,000	151,135
5% 12/1/54	150,000	167,629
Series 2021 A, 4% 12/1/46	150,000	163,144
(Friendship Village of Temple Proj.) Series 2021 A, 4% 12/1/38	90,000	99,818
(Mirabella At ASU, Inc. Proj.) Series 2017 A, 6.125% 10/1/52 (c)	210,000	230,018
Series 2012 A, 6.25% 12/1/46	120,000	120,000
Town of Carefree Utils. Cmnty. Facilities District Wtr. Sys. Rev. Series 2021:
4% 7/1/41	155,000	185,521
4% 7/1/46	155,000	183,438

TOTAL ARIZONA		16,336,116

Arkansas - 0.1%
Arkansas Dev. Auth. Indl. Dev. Rev. (Big River Steel Proj.):
Series 2019, 4.5% 9/1/49 (a)(c)	885,000	976,773
Series 2020 A, 4.75% 9/1/49 (a)(c)	305,000	345,032
Arkansas Dev. Fin. Auth. Health Care Rev. Series 2019, 5% 12/1/47	610,000	747,073
Arkansas Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A, 5% 2/1/35	55,000	60,948
Series 2015 B:
5% 2/1/22	50,000	50,369
5% 2/1/23	75,000	78,873
5% 2/1/24	95,000	103,825
Series 2015 C, 5% 2/1/35	75,000	83,110
Pulaski County Spl. School District Series 2017, 4% 2/1/48 (Pre-Refunded to 8/1/22 @ 100)	325,000	333,219
Springdale School District No. 050 Series 2017, 4% 6/1/40	300,000	304,865

TOTAL ARKANSAS		3,084,087

California - 3.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. Series 2014 A, 5% 8/1/43	790,000	848,256
Antelope Valley Cmnty. College District:
Series 2017 A, 4.5% 8/1/38 (Pre-Refunded to 2/15/27 @ 100)	275,000	329,878
Series 2020 B, 4% 8/1/45	700,000	831,733
Series B, 3% 8/1/50	250,000	266,305
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2021 B, 0.280% x SIFMA Municipal Swap Index 0.33%, tender 4/1/24 (b)(d)	365,000	365,618
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Bonds Series 2021 B1, 4%, tender 8/1/31 (b)	4,275,000	5,176,642
California Cmnty. Hsg. Agcy. Essential Hsg. Rev.:
Series 2020 A, 5% 2/1/50 (c)	605,000	671,199
Series 2021 A:
4% 2/1/56 (c)	120,000	125,047
4% 2/1/56 (c)	1,820,000	1,884,926
Series 2021 A2:
4% 8/1/46 (c)	315,000	318,262
4% 2/1/50 (c)	1,125,000	1,137,632
California Edl. Facilities Auth. Rev.:
Series 2017 A, 5% 4/1/47	120,000	140,220
Series T1, 5% 3/15/39	915,000	1,340,765
Series V1, 5% 5/1/49	950,000	1,504,138
California Gen. Oblig.:
Series 2013:
5% 9/1/31	610,000	658,694
5% 4/1/37	570,000	604,214
Series 2014, 5% 10/1/39	430,000	481,933
Series 2015, 5% 3/1/30	570,000	650,732
Series 2016, 5% 8/1/27	290,000	348,014
Series 2018:
5% 8/1/30	535,000	673,490
5% 10/1/47	245,000	285,956
5.25% 10/1/39	250,000	297,472
Series 2019:
4% 10/1/34	425,000	512,270
4% 10/1/36	345,000	414,639
5% 4/1/32	165,000	225,832
5% 10/1/39	250,000	320,067
Series 2020:
4% 3/1/36	870,000	1,049,936
4% 3/1/37	425,000	511,048
4% 11/1/37	1,395,000	1,698,903
4% 3/1/38	250,000	299,663
4% 3/1/40	250,000	298,591
4% 3/1/46	425,000	501,473
Series 2021:
4% 10/1/37	250,000	306,601
4% 10/1/41	1,715,000	2,082,382
5% 9/1/32	275,000	371,849
5% 12/1/35	365,000	484,341
5% 12/1/36	545,000	722,095
5% 9/1/41	1,550,000	2,060,438
5% 10/1/41	385,000	506,707
California Health Facilities Fing. Auth. Rev.:
Bonds Series 2017 A, 5%, tender 11/1/22 (b)	230,000	240,116
Series 2012 A, 5% 10/1/33	335,000	347,860
Series 2015:
5% 11/15/28	105,000	123,116
5% 11/15/32	20,000	23,365
5% 11/15/33	200,000	233,651
Series 2016 A, 5% 11/15/41 (Pre-Refunded to 11/15/25 @ 100)	840,000	989,806
Series 2017 A2, 5% 11/1/47	900,000	1,376,646
Series 2018 A:
5% 11/15/35	180,000	221,960
5% 11/15/38	120,000	147,540
Series 2019, 5% 11/15/49	940,000	1,112,625
Series 2020 A:
4% 4/1/37	365,000	436,120
4% 4/1/38	145,000	172,949
4% 4/1/40	255,000	301,962
4% 4/1/45	250,000	290,083
Series 2021 A, 4% 8/15/48 (e)	2,625,000	3,113,101
Series 2022 A, 4% 5/15/46	1,215,000	1,407,124
California Hsg. Fin. Agcy. Series 2019 A, 4.25% 1/15/35	309,507	372,095
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	840,000	1,046,901
5% 8/1/49	695,000	860,440
California Muni. Fin. Auth. Mobile Home Park Sr. Rev.:
(Caritas Affordable Hsg., Inc. Proj.) Series 2014 A, 5.25% 8/15/39	85,000	92,128
(Caritas Affordable Hsg., Inc. Projs.) Series 2014 A, 5.25% 8/15/49	235,000	253,463
California Muni. Fin. Auth. Rev.:
(LINXS APM Proj.) Series 2018 A:
5% 12/31/36 (a)	395,000	472,201
5% 12/31/43 (a)	2,510,000	2,994,689
5% 12/31/47 (a)	1,185,000	1,410,996
Series 2017 A, 5% 2/1/42	300,000	358,885
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2021 B, 0.3%, tender 1/18/22 (a)(b)	970,000	970,150
(Waste Mgmt., Inc. Proj.) Series 2020, 0.15%, tender 12/1/21 (a)(b)	245,000	245,000
California Muni. Fin. Auth. Student Hsg.:
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019:
5% 5/15/49	180,000	215,859
5% 5/15/52	150,000	179,521
Series 2018:
5% 5/15/36	250,000	311,258
5% 5/15/39	300,000	371,897
5% 5/15/43	300,000	369,156
California Pub. Fin. Auth.:
(Enso Village Proj.) Series 2021 B1, 3.125% 5/15/29 (c)	100,000	101,336
(Enso Villiage Proj.) Series 2021 B2, 2.375% 11/15/28 (c)	90,000	90,958
Series 2021 A, 5% 11/15/46 (c)	45,000	51,655
Series 2021 B3, 2.125% 11/15/27 (c)	160,000	161,408
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.) Series 2021 B:
4% 5/1/38	120,000	145,461
4% 5/1/46	310,000	368,914
(Various Univ. of California Projs.) Series 2011 G, 5% 12/1/28 (Pre-Refunded to 12/1/21 @ 100)	485,000	485,000
Series 2013 A, 5% 3/1/38	275,000	289,936
Series 2014 B, 5% 10/1/34	620,000	695,624
California School Fin. Auth. Charter School Rev.:
Series 2016:
5% 8/1/41 (c)	195,000	219,628
5% 8/1/41 (Pre-Refunded to 8/1/25 @ 100) (c)	25,000	29,091
Series 2021 A, 4% 6/1/61(e)	250,000	260,643
California State Univ. Rev. Series 2019 A, 5% 11/1/44	600,000	768,236
California Statewide Cmntys. Dev. Auth. Series 2017, 5% 5/15/47	485,000	571,606
California Statewide Cmntys. Dev. Auth. Rev.:
(899 Charleston Proj.) Series 2014 A, 5.375% 11/1/49 (c)	210,000	223,448
(The Terraces at San Joaquin Gardens Proj.) Series 2012 A:
6% 10/1/42 (Pre-Refunded to 10/1/22 @ 100)	320,000	335,230
6% 10/1/47 (Pre-Refunded to 10/1/22 @ 100)	50,000	52,380
Series 2014 A, 5.5% 12/1/54	1,240,000	1,405,818
Series 2014 B, 5% 7/1/28 (Pre-Refunded to 7/1/24 @ 100)	355,000	397,924
Series 2016 A:
5% 12/1/27 (c)	180,000	211,628
5% 12/1/46 (c)	245,000	280,588
5.25% 12/1/56 (c)	740,000	851,441
Series 2018 A:
5.25% 12/1/48 (c)	105,000	127,528
5.5% 12/1/58 (c)	1,410,000	1,728,253
Series 2019 B:
4% 9/2/29	190,000	212,676
5% 9/2/34	65,000	78,737
5% 9/2/39	60,000	72,127
5% 9/2/44	60,000	71,554
5% 9/2/49	30,000	35,562
Series 2021 A:
3% 4/1/37	350,000	375,557
4% 9/2/28	15,000	17,055
4% 9/2/29	15,000	17,189
4% 9/2/30	20,000	23,136
4% 9/2/31	15,000	17,464
4% 9/2/41	100,000	115,263
4% 9/2/51	60,000	68,004
Series 2021 B:
4% 9/2/41	265,000	302,209
4% 9/2/51	320,000	358,560
California Statewide Fing. Auth. Series 2002 A, 6% 5/1/43	90,000	90,890
Chino Valley Unified School District Series 2020 B:
3.375% 8/1/50	300,000	326,181
4% 8/1/45	500,000	592,323
CMFA Spl. Fin. Agcy. Essential Hsg. Rev. Series 2021, 4% 8/1/45 (c)	1,075,000	1,058,768
Coachella Valley Unified School District Series 2016 F, 5% 8/1/46	300,000	350,670
Coast Cmnty. College District Series 2017 D, 4.5% 8/1/39	500,000	593,882
Corona-Norco Unified School District Series 2019 C, 4% 8/1/49	250,000	288,003
CSCDA Cmnty. Impt. Auth. Essential Hsg. Rev.:
Series 2021 A, 4% 8/1/56 (c)	285,000	294,931
Series 2021 A2:
4% 7/1/56 (c)	525,000	547,068
4% 9/1/56 (c)	195,000	204,630
4% 10/1/56 (c)	1,715,000	1,782,842
Series 2021 B, 4% 3/1/57 (c)	585,000	591,756
El Monte Union High School District Series 2019, 5% 6/1/49	500,000	603,540
Escondido Gen. Oblig. Series 2015, 5% 9/1/36	250,000	289,562
Fontana Unified School District Gen. Oblig. Series 2012 C:
0% 8/1/35 (Pre-Refunded to 8/1/22 @ 50.022)	250,000	124,895
0% 8/1/36 (Pre-Refunded to 8/1/22 @ 46.467)	250,000	116,018
Glendale Cmnty. College District Series 2020 B, 4% 8/1/50	250,000	291,540
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2007 A2, 5.3% 6/1/37	2,005,000	2,049,267
Series 2015 A:
5% 6/1/34 (Pre-Refunded to 6/1/25 @ 100)	610,000	706,404
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	360,000	416,894
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	250,000	289,510
Series 2018 A1:
5% 6/1/33	250,000	304,735
5% 6/1/47	375,000	383,115
Inland Empire Tobacco Securitization Auth. Series 2007:
0% 6/1/57 (c)	17,305,000	1,214,868
0% 6/1/57 (c)	11,325,000	657,645
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2012, 4% 9/2/27	20,000	20,486
Series 2012, 4% 9/2/28	25,000	25,579
Irvine Unified School District Cmnty. Facilities District Series 2017 D, 5% 3/1/57	320,000	375,034
Jurupa Unified School District Series 2019 C, 5.25% 8/1/43	250,000	316,427
Los Angeles Cmnty. College District Series 2015 C, 5% 8/1/25	290,000	338,793
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(Lacma Bldg. for the Permanent Collection Proj.) Series 2020 A:
4% 12/1/37	695,000	841,858
4% 12/1/38	255,000	308,303
4% 12/1/39	415,000	500,702
4% 12/1/40	450,000	540,713
4% 12/1/43	275,000	328,157
(Multiple Cap. Projs. II) Series 2012:
5% 8/1/29	245,000	252,888
5% 8/1/37	245,000	252,888
(Multiple Cap. Projs.) Series 2015 A, 5% 12/1/33	340,000	384,717
Series 2019 E1, 5% 12/1/49	275,000	348,778
Los Angeles Dept. Arpt. Rev.:
Series 2019 E, 5% 5/15/44	300,000	374,798
Series 2020 A, 5% 5/15/40	250,000	321,920
Series 2020 C:
4% 5/15/50 (a)	450,000	520,049
5% 5/15/34 (a)	300,000	383,089
Series A, 5% 5/15/51 (a)	300,000	377,371
Series F, 5% 5/15/44 (a)	790,000	972,053
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/30 (Pre-Refunded to 3/1/22 @ 100)	180,000	182,168
5% 3/1/31 (Pre-Refunded to 3/1/22 @ 100)	190,000	192,289
5% 3/1/32 (Pre-Refunded to 3/1/22 @ 100)	85,000	86,024
Los Angeles Unified School District:
Series 2018 B1, 5.25% 7/1/42	1,400,000	1,730,475
Series 2020 C:
4% 7/1/36	250,000	302,329
4% 7/1/37	250,000	300,753
Los Angeles Wastewtr. Sys. Rev. Series 2018 A, 5% 6/1/43	250,000	308,566
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds:
Series 2017 C, SIFMA Municipal Swap Index + 0.140% 0.19%, tender 5/21/24 (b)(d)	370,000	370,050
Series 2017 D, SIFMA Municipal Swap Index + 0.140% 0.19%, tender 5/21/24 (b)(d)	610,000	610,083
Series 2017 E, SIFMA Municipal Swap Index + 0.140% 0.19%, tender 7/1/37 (b)(d)	415,000	415,058
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	215,000	267,905
Series 2009 B, 6.5% 11/1/39	595,000	952,692
Series 2009 C, 6.5% 11/1/39	290,000	464,337
Napa Valley Unified School District Series 2019 C, 4% 8/1/44 (FSA Insured)	300,000	340,391
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 B, 3 month U.S. LIBOR + 0.720% 0.808% 7/1/27 (b)(d)	400,000	402,977
Paramount Unified School District Series 2013, 0% 8/1/43 (Pre-Refunded to 8/1/23 @ 26)	250,000	64,669
Rancho Cucamonga Redev. Agcy. Series 2014:
5% 9/1/30 (FSA Insured)	120,000	133,896
5% 9/1/31 (FSA Insured)	340,000	379,259
5% 9/1/32 (FSA Insured)	320,000	356,937
Riverside County Redev. Agcy. Tax Allocation Series 2011 E:
7% 12/1/31 (Pre-Refunded to 12/1/21 @ 100)	95,000	95,000
7% 12/1/31 (Pre-Refunded to 12/1/21 @ 100)	20,000	20,000
7.25% 12/1/40 (Pre-Refunded to 12/1/21 @ 100)	175,000	175,000
Riverside County Trans. Commission Sales Tax Rev. Series 2017 B, 4% 6/1/36	450,000	520,661
Riverside County Trans. Commission Toll Rev. Series 2021 B1:
3% 6/1/49	275,000	290,693
4% 6/1/37	230,000	276,826
4% 6/1/39	225,000	269,034
4% 6/1/40	835,000	996,567
4% 6/1/41	215,000	255,964
4% 6/1/46	480,000	565,091
Riverside Unified School District Gen. Oblig. Series 2019 B, 4% 8/1/42	250,000	287,310
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/37 (a)	245,000	299,697
Sacramento Spl. Tax Greenbriar Cmnty. Facilities District No. 2018-03 Area No. 1 Series 2021:
4% 9/1/41	120,000	136,335
4% 9/1/46	145,000	163,387
Sacramento TOT Rev. Series 2018 A, 5% 6/1/30	250,000	304,574
San Bernardino Cmnty. College District Series 2019 A, 3% 8/1/41 (Pre-Refunded to 8/16/27 @ 100)	250,000	284,221
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2013 B, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100) (a)	850,000	912,053
Series 2021 B, 4% 7/1/56 (a)(e)	1,000,000	1,149,544
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2020, 3% 8/1/50	1,000,000	1,069,244
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 2019 A, 5% 5/1/44 (a)	1,785,000	2,194,322
Series 2017 A, 5% 5/1/47 (a)	250,000	298,614
Series 2018 D, 5% 5/1/48 (a)	250,000	302,243
Series 2019 A:
5% 5/1/38 (a)	250,000	309,653
5% 5/1/49 (a)	300,000	367,352
Series 2019 E:
5% 5/1/35 (a)	250,000	311,332
5% 5/1/37 (a)	250,000	310,133
5% 5/1/50 (a)	450,000	550,918
Series 2019 F, 5% 5/1/50	800,000	986,288
Series 2020 A, 5% 5/1/38 (a)	760,000	960,811
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/30	190,000	220,041
5% 10/1/33	135,000	156,224
San Mateo Cmnty. Facilities District No. 2008 1 Spl. Tax Series 2012:
5.875% 9/1/32	165,000	170,230
6% 9/1/42	90,000	92,714
Santa Margarita Wtr. District Spl. Tax Series 2013, 5.625% 9/1/43	145,000	154,944
Santa Monica Cmnty. College District Gen. Oblig. Series 2018 A, 4% 8/1/47	300,000	348,183
Solano Cmnty. College District Series 2017, 5.25% 8/1/42 (Pre-Refunded to 8/15/27 @ 100)	350,000	439,707
Successor Agcy. to the Inland Valley Dev. Agcy. Tax Allocation Series 2014 A:
5% 9/1/44 (FSA Insured)	235,000	256,906
5.25% 9/1/37	500,000	546,128
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/60	1,275,000	313,785
Tobacco Securitization Auth. Southern California Tobacco Settlement:
Series 2006 2C, 0% 6/1/46	1,945,000	378,080
Series 2006 3D, 0% 6/1/46	320,000	57,925
Tulare County Trans. Auth. Sales Tax Rev. Series 2020, 4% 2/1/37	250,000	297,585
Univ. of California Revs.:
Series 2017 M, 5% 5/15/47	610,000	736,443
Series 2018 AZ:
5% 5/15/43	250,000	309,053
5.25% 5/15/58	250,000	312,106
Series 2018 O, 5.5% 5/15/58	1,825,000	2,307,886
Series 2020 BE, 4% 5/15/47	210,000	246,586
West Sacramento Fing. Auth. Spl. Tax Rev. Series 2006 A, 5% 9/1/34	120,000	160,846

TOTAL CALIFORNIA		115,973,088

Colorado - 0.7%
Aerotropolis Reg'l. Trans. Auth. Spl. Rev. Series 2021, 4.375% 12/1/52	1,105,000	1,123,896
Arista Metropolitan District Broomfield Gen. Oblig. and Spl. Rev. Series 2018 A, 5.125% 12/1/48	500,000	534,600
Berthoud-Heritage Metropolitan District No. 1 Ltd. Tax Supported Rev. Series 2019, 5.625% 12/1/48	525,000	569,606
Colorado Ctfs. of Prtn. Series 2021 A:
4% 12/15/35	280,000	344,907
4% 12/15/36	280,000	344,342
4% 12/15/38	280,000	342,747
Colorado Health Facilities Auth.:
(Adventist Health Sys. / Sunbelt Obligated Group) Series 2016 A, 5% 11/15/41	610,000	714,965
(Christian Living Neighborhoods Proj.) Series 2016:
5% 1/1/31	80,000	86,093
5% 1/1/37	100,000	107,020
(Frasier Meadows Retirement Cmnty. Proj.) Series 2017 B:
5% 5/15/33	100,000	106,540
5% 5/15/39	135,000	143,829
Series 2019 A:
4% 11/15/43	345,000	404,728
5% 11/1/44	1,215,000	1,509,147
Series 2019 A2:
4% 8/1/49	720,000	820,360
5% 8/1/44	345,000	423,826
Series 2021 A, 4% 11/15/46	400,000	477,985
Colorado Health Facilities Auth. Rev.:
(Mental Health Ctr. of Denver Proj.) Series 2014, 5.75% 2/1/44	215,000	231,178
(Sunny Vista Living Ctr. Proj.) Series 2015 A:
5.75% 12/1/35 (c)	100,000	96,229
6.125% 12/1/45 (c)	400,000	387,297
6.25% 12/1/50 (c)	350,000	340,781
Series 2013 A, 5.25% 1/1/40 (Pre-Refunded to 1/1/23 @ 100)	875,000	921,822
Series 2013, 8% 8/1/43	245,000	259,254
Colorado High Performance Trans. Enterprise C-470 Express Lanes Sr. Rev. Series 2017:
5% 12/31/47	425,000	479,998
5% 12/31/51	945,000	1,065,745
5% 12/31/56	1,385,000	1,559,705
Colorado Int'l. Ctr. Metropolitan District No. 14 Ltd. Tax Gen. Oblig. Series 2018, 5.875% 12/1/46	500,000	537,975
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020, 4% 7/15/40	300,000	393,057
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 4.5% 6/1/44	275,000	288,026
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2016 A, 5% 11/1/46	610,000	712,731
Denver City & County Arpt. Rev.:
Series 2013 B, 5% 11/15/43	150,000	162,670
Series 2018 A:
5% 12/1/25 (a)	250,000	291,398
5% 12/1/35 (a)	350,000	428,423
5% 12/1/43 (a)	685,000	832,701
5% 12/1/48 (a)	305,000	368,386
5.25% 12/1/48 (a)	1,950,000	2,387,146
Denver City & County Spl. Facilities Arpt. Rev. (United Airlines, Inc. Proj.) Series 2017, 5% 10/1/32 (a)	1,955,000	2,066,556
E-470 Pub. Hwy. Auth. Rev. Bonds Series 2021 B, U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.384%, tender 9/1/24 (b)(d)	250,000	250,516
Park Creek Metropolitan District Sr. Ltd. Property Tax Supported Rev. Series 2015 A, 5% 12/1/45	1,185,000	1,334,819
Pub. Auth. For Colorado Energy Rev. Series 2008:
6.25% 11/15/28	365,000	456,627
6.5% 11/15/38	1,725,000	2,677,791
Pueblo Urban Renewal Auth. Tax Increment Rev. (Evraz Proj.) Series 2021 A, 4.75% 12/1/45 (c)	245,000	277,350
Rampart Range Metropolitan District No. 5 Ltd. Tax Supported & Spl. Rev. Series 2021, 4% 12/1/51	540,000	552,298
Vauxmont Metropolitan District Series 2020:
5% 12/1/32 (FSA Insured)	45,000	57,476
5% 12/1/35 (FSA Insured)	20,000	25,426
5% 12/1/50 (FSA Insured)	90,000	111,740

TOTAL COLORADO		27,609,712

Connecticut - 0.3%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/35	285,000	327,252
Series 2017 A, 5% 4/15/35	250,000	301,548
Series 2018 E:
5% 9/15/35	290,000	363,788
5% 9/15/37	250,000	312,607
Series 2018 F, 5% 9/15/28	300,000	380,195
Series 2021 A:
3% 1/15/32	275,000	308,543
3% 1/15/35	250,000	278,530
Connecticut Health & Edl. Facilities Auth. Rev.:
(Church Home of Hartford, Inc. Proj.) Series 2016 A:
5% 9/1/46 (c)	100,000	110,461
5% 9/1/53 (c)	100,000	110,132
Series 2012 J, 5% 7/1/42	935,000	960,543
Series 2016 F:
5% 7/1/31	240,000	273,619
5% 7/1/32	250,000	284,312
5% 7/1/33	160,000	181,733
5% 7/1/34	110,000	124,787
5% 7/1/43	620,000	695,526
Series 2019, 4% 7/1/44	405,000	448,322
Series L1:
4% 7/1/22	25,000	25,528
4% 7/1/23	40,000	42,245
Series N:
4% 7/1/39	300,000	336,088
4% 7/1/49	440,000	484,775
Connecticut Hsg. Fin. Auth. Series 2018 C1, 4% 11/15/45	250,000	272,732
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 A, 5% 9/1/30	250,000	280,456
Series 2016 A:
5% 9/1/31	400,000	478,330
5% 9/1/33	300,000	357,666
Series 2018 A:
5% 1/1/31	250,000	310,578
5% 1/1/33	765,000	944,801
Series 2020 A:
4% 5/1/39	250,000	297,620
5% 5/1/32	275,000	357,682
Hamden Gen. Oblig. (Whitney Ctr. Proj.) Series 2019:
5% 1/1/40	545,000	589,793
5% 1/1/50	565,000	606,488
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/32 (FSA Insured)	250,000	286,675
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021, 4% 4/1/51 (c)	100,000	104,096
Waterbury Gen. Oblig. Series 2013, 5% 12/1/32 (Pre-Refunded to 12/1/23 @ 100)	120,000	131,262

TOTAL CONNECTICUT		11,368,713

Delaware - 0.3%
Delaware Econ. Dev. Auth. Retirement Communitites Rev. Series 2018 B, 5% 11/15/48	730,000	836,402
Delaware Health Facilities Auth. Rev.:
(Beebe Med. Ctr. Proj.) Series 2018:
5% 6/1/37	60,000	72,910
5% 6/1/43	775,000	932,477
5% 6/1/48	740,000	884,663
5% 6/1/50	205,000	244,677
(Nanticoke Memorial Hosp. Proj.) Series 2013:
5% 7/1/28 (Pre-Refunded to 7/1/23 @ 100)	245,000	262,603
5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	195,000	209,010
Series 2020 A:
4% 10/1/49	1,010,000	1,176,660
5% 10/1/34	250,000	320,150
5% 10/1/35	250,000	319,738
5% 10/1/37	300,000	382,315
5% 10/1/38	250,000	318,078
5% 10/1/45	1,220,000	1,531,383
Delaware Trans. Auth. Grant Series 2020:
5% 9/1/33	150,000	195,454
5% 9/1/34	245,000	318,598
5% 9/1/35	120,000	155,701
Kent County Student Hsg. & Dining Facility Rev. (CHF Dover, L.L.C. Delaware State Univ. Proj.) Series 2018 A:
5% 7/1/32	15,000	17,176
5% 7/1/40	70,000	79,055
5% 7/1/48	180,000	201,142
5% 7/1/53	265,000	295,343
5% 7/1/58	225,000	250,101
Sussex County Rev. (Cadbury at Lewes Proj.) Series 2016, 5% 1/1/36	645,000	699,453
The Delaware Econ. Dev. Auth. Charter School Rev. (Newark Charter School, Inc. Proj.) Series 2020:
4% 9/1/30	15,000	17,221
5% 9/1/40	80,000	99,265
5% 9/1/50	105,000	128,275

TOTAL DELAWARE		9,947,850

District Of Columbia - 0.5%
District of Columbia Rev.:
(Ingleside at Rock Creek Proj.) Series 2017 A:
5% 7/1/32	220,000	237,587
5% 7/1/37	235,000	252,681
5% 7/1/42	395,000	422,667
5% 7/1/52	905,000	964,648
Series 2009 A:
5.125% 1/1/35	95,000	99,271
5.25% 1/1/39	60,000	62,718
Series 2009, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	535,000	549,934
Series 2012 A:
5% 6/1/32 (Pre-Refunded to 12/1/22 @ 100)	130,000	136,130
5% 6/1/42 (Pre-Refunded to 12/1/22 @ 100)	250,000	261,788
Series 2016 A:
5% 6/1/36	180,000	204,174
5% 6/1/41	120,000	135,257
5% 6/1/46	175,000	196,299
Series 2019:
4% 7/1/39	420,000	478,683
4% 7/1/44	60,000	67,612
4% 7/1/49	670,000	749,462
Series 2020, 5% 6/1/50	120,000	141,330
District of Columbia Tax Increment Rev. (Union Market Infastructure Proj.) Series 2021 A, 0% 6/1/46 (c)(f)	215,000	179,208
District of Columbia Tobacco Settlement Fing. Corp.:
Series 2006 A, 0% 6/15/46	3,895,000	860,533
Series 2006 B, 0% 6/15/46	1,395,000	254,951
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2013 A, 5% 10/1/48 (Pre-Refunded to 10/1/23 @ 100)	690,000	749,873
Series 2015 B, 5% 10/1/37	410,000	475,790
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53 (FSA Insured)	130,000	148,119
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A, 5% 10/1/44	1,250,000	1,545,326
(Dulles Metrorail And Cap. Impt. Projs.) Series 2019 B, 4% 10/1/49	490,000	553,987
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 5% 10/1/34	85,000	106,259
Series 2009 B:
0% 10/1/37	775,000	543,623
0% 10/1/38	605,000	409,196
0% 10/1/39	120,000	78,783
0% 10/1/40	305,000	194,737
Series 2009 C, 6.5% 10/1/41 (Assured Guaranty Corp. Insured)	310,000	393,589
Series 2010 B, 6.5% 10/1/44	1,360,000	1,805,564
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2018 A:
5% 10/1/43 (a)	1,645,000	2,003,536
5% 10/1/48 (a)	1,180,000	1,428,148
Series 2021 A:
5% 10/1/29 (a)	300,000	382,133
5% 10/1/46 (a)	485,000	615,914
Washington D.C. Metropolitan Transit Auth. Rev. Series 2018, 5% 7/1/43	610,000	732,326

TOTAL DISTRICT OF COLUMBIA		18,421,836

Florida - 1.5%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at the Univ. of Florida, Inc. Proj.) Series 2012 A, 8% 10/1/42	120,000	129,854
Alachua County Health Facilities Auth. Health Facilities Rev.:
(East Ridge Retirement Villiage, Inc. Proj.) Series 2014:
6% 11/15/34	330,000	317,520
6.375% 11/15/49	575,000	555,723
Series 2014 A, 5% 12/1/44	1,625,000	1,816,036
Series 2019 A, 4% 12/1/49	610,000	696,998
Boggy Creek Impt. District Spl. Assessment Rev. Series 2013, 5.125% 5/1/43	580,000	606,212
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 5% 4/1/39	365,000	400,927
Broward County Arpt. Sys. Rev.:
Series 2013 C, 5.25% 10/1/30 (Pre-Refunded to 10/1/23 @ 100)	570,000	621,511
Series 2019 A:
4% 10/1/49 (a)	935,000	1,070,130
5% 10/1/33 (a)	15,000	18,887
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/30	100,000	124,537
5% 10/1/34	100,000	122,624
Cap. Trust Agcy. Student Hsg. Rev. Series 2018 A, 5.25% 12/1/58 (c)	555,000	633,289
Celebration Pointe Cmnty. Dev. District No. 1 Spl. Assessment Rev.:
Series 2014:
4.75% 5/1/24	35,000	37,513
5.125% 5/1/45	60,000	63,564
Series 2017:
5% 5/1/32 (c)	70,000	78,294
5% 5/1/48 (c)	190,000	209,050
Series 2021:
3.375% 5/1/41	100,000	101,615
4% 5/1/53	250,000	260,854
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B, 5% 7/1/34	220,000	259,952
Series 2017, 5% 7/1/42	635,000	767,106
Series 2019 A, 5% 7/1/33	15,000	19,148
Series 2021, 4% 7/1/34 (FSA Insured)	475,000	585,710
County Wtr.-Swr. District Collier County Wtr. Rev. Series 2021:
4% 7/1/40	1,015,000	1,238,941
4% 7/1/44	610,000	735,629
Davie Edl. Facilities Rev. (Nova Southeastern Univ. Proj.):
Series 2013 A, 6% 4/1/42 (Pre-Refunded to 4/1/23 @ 100)	1,190,000	1,280,016
Series 2018, 5% 4/1/38	345,000	418,426
Double Branch Cmnty. Dev. District Spl. Assessment Series 2013 A1, 4% 5/1/25	15,000	15,702
Fishhawk Cmnty. Dev. District IV Spl. Assessment Rev. Series 2013 A, 7.25% 5/1/43	130,000	139,351
Florida Dept. of Trans. Tpk. Rev. Series 2021 C, 3% 7/1/35	250,000	281,092
Florida Dev. Fin. Corp. Solid Waste Disp. Rev. Series 2021, 3% 6/1/32 (a)	245,000	256,512
Florida Dev. Fin. Corp. Surface T:
Bonds (Virgin Trains U.S.A. Passenger Rail Proj.) Series 2019 A, 6.5%, tender 1/1/29 (a)(b)(c)	385,000	392,911
Series 2019 B, 7.375% 1/1/49 (a)(c)	1,065,000	1,161,031
Florida Gen. Oblig. Series 2019 A:
4% 7/1/33	290,000	345,343
4% 7/1/34	420,000	499,379
Florida Higher Edl. Facilities Fing. Auth.:
(Jacksonville Univ. Proj.) Series 2018 A1:
4.5% 6/1/33 (c)	245,000	283,648
4.75% 6/1/38 (c)	450,000	521,481
5% 6/1/48 (c)	1,270,000	1,465,902
(Nova Southeastern Univ. Proj.) Series 2016:
5% 4/1/30	70,000	81,827
5% 4/1/31	160,000	187,002
5% 4/1/32	105,000	122,534
5% 4/1/36	60,000	69,752
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2019 A, 5% 9/1/49	250,000	283,596
Florida State Dept. Trans. Fing. Corp. Series 2020:
3% 7/1/32	250,000	280,893
3% 7/1/33	250,000	279,945
Gainesville Utils. Sys. Rev. Series 2019 A, 5% 10/1/44	275,000	345,734
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A:
5% 10/1/32 (a)	120,000	145,383
5% 10/1/47 (a)	1,825,000	2,192,544
5% 10/1/52 (a)	180,000	215,788
Series 2019 A:
5% 10/1/32 (a)	250,000	315,275
5% 10/1/44 (a)	670,000	827,286
Hillsborough County Port District (Tampa Port Auth. Proj.) Series 2018 B:
5% 6/1/30 (a)	100,000	121,622
5% 6/1/31 (a)	105,000	127,275
5% 6/1/46 (a)	610,000	722,345
Jacksonville Edl. Facilities Rev. (Jacksonville Univ. Proj.) Series 2018 B, 5% 6/1/53 (c)	1,030,000	1,185,539
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2017 B, 4% 10/1/36	250,000	289,420
Series 2020 A, 4% 10/1/37	610,000	726,228
Jacksonville Sales Tax Rev. Series 2012 A, 5% 10/1/30	365,000	379,292
Jacksonville Trans. Rev. Series 2012 A:
5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100)	300,000	311,945
5% 10/1/31 (Pre-Refunded to 10/1/22 @ 100)	230,000	239,158
Lake County Retirement Facilities Rev. (Lakeside At Waterman Village Proj.) Series 2020 A, 5.75% 8/15/50	100,000	113,158
Lakewood Ranch Stewardship District Spl. Assessment Rev.:
(Lakewood Centre & NW Sector Projs.) Series 2018:
5.5% 5/1/39 (c)	75,000	87,108
5.65% 5/1/48 (c)	90,000	104,584
(Lakewood Nat'l. and Polo Run Projs.) Series 2017:
4% 5/1/22	5,000	5,048
5.25% 5/1/37	220,000	246,897
5.375% 5/1/47	450,000	503,076
(Northeast Sector Proj. - Phase 1B) Series 2018:
5.3% 5/1/39	60,000	69,370
5.45% 5/1/48	105,000	120,411
(Villages of Lakewood Ranch South Proj.) Series 2016:
5% 5/1/36	110,000	120,231
5.125% 5/1/46	215,000	234,566
Lee County Arpt. Rev. Series 2021 B:
5% 10/1/34 (a)	250,000	325,443
5% 10/1/35 (a)	250,000	324,937
5% 10/1/39 (a)	250,000	322,197
Lee County Indl. Dev. Auth. Health Care Facilities Rev. (The Preserve Proj.) Series 2017 A:
5.625% 12/1/37 (c)	100,000	104,573
5.75% 12/1/52 (c)	500,000	516,622
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/39	165,000	204,506
5% 4/1/44	885,000	1,087,160
Martin County Health Facilities Series 2015, 5% 11/15/45 (Pre-Refunded to 11/15/24 @ 100)	455,000	516,216
Miami-Dade County Series 2021 A1, 4% 10/1/45 (FSA Insured) (a)	1,240,000	1,461,656
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/28 (Pre-Refunded to 10/1/22 @ 100) (a)	435,000	452,033
5% 10/1/31 (Pre-Refunded to 10/1/22 @ 100) (a)	730,000	758,585
Series 2016 A, 5% 10/1/41	700,000	832,158
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A:
5% 4/1/40	1,380,000	1,559,538
5% 4/1/45	610,000	686,112
Series 2018 A, 5% 4/1/53	1,215,000	1,453,606
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.):
Series 2017, 5% 8/1/42	170,000	203,299
Series 2021 A, 4% 8/1/51	500,000	583,499
Miami-Dade County Transit Sales Surtax Rev. Series 2020 A, 4% 7/1/48	500,000	582,640
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 5% 10/1/31	250,000	290,631
Series 2017 C, 4% 10/1/44	250,000	284,087
Series 2019 B, 5% 10/1/44	325,000	408,321
Series 2021, 4% 10/1/48	835,000	990,308
North Sumter County Util. Dependent District (Sumter Wtr. Conservation Auth. Proj.) Series 2021:
5% 10/1/46 (FSA Insured)	250,000	322,389
5% 10/1/52 (FSA Insured)	300,000	384,485
Orange County Health Facilities Auth.:
Series 2016 A, 5% 10/1/39	770,000	908,171
Series 2019 A, 5% 10/1/47	425,000	522,205
Orlando & Orange County Expressway Auth. Rev. Series 2013 A, 5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	185,000	198,567
OTC Cmnty. Dev. District Jacksonville Spl. Assessment Series 2007 A, 5.3% 5/1/38	160,000	160,219
Palm Beach County Health Facilities Series 2018 A, 5% 11/15/45	315,000	361,569
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2019, 4% 8/15/49	900,000	1,032,259
Palm Beach County Health Facilities Auth. Rev.:
(Sinai Residences of Boca Raton Proj.) Series 2014 A:
7.25% 6/1/34	85,000	88,893
7.5% 6/1/49	390,000	407,761
Series 2022, 4.25% 6/1/56 (e)	830,000	862,742
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	250,000	299,402
Reedy Creek Impt. District Series 2013 A, 5% 6/1/26 (Pre-Refunded to 6/1/23 @ 100)	365,000	390,977
Sarasota County Health Facilities Auth. Retirement Facility Rev. (Village On The Isle Proj.) Series 2017 A:
5% 1/1/37	85,000	91,666
5% 1/1/42	95,000	102,146
5% 1/1/47	195,000	209,212
5% 1/1/52	410,000	439,446
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 5% 7/1/41	1,215,000	1,487,530
Sarasota County Util. Sys. Rev. Series 2019 A, 5% 10/1/40	250,000	312,750
Sawyers Landing Cmnty. Dev. District Spl. Assessment Rev. Series 2021:
4.125% 5/1/41	185,000	200,376
4.25% 5/1/53	245,000	263,691
Seminole County Indl. Dev. Auth. Retirement Facility Rev. (Legacy Pointe At UCF Proj.) Series 2019 A, 5.5% 11/15/49	460,000	509,990
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/42	450,000	546,154
5% 8/15/47	1,000,000	1,209,968
Sumter County Indl. Dev. Auth. Hosp. Rev. (Central Florida Health Alliance Projs.) Series 2014 A, 5.25% 7/1/44	375,000	407,072
Tampa Rev. (The Univ. of Tampa Proj.) Series 2015:
5% 4/1/40	150,000	169,094
5% 4/1/45	370,000	415,133
Tampa-Hillsborough County Expressway Auth. Rev. Series 2017, 5% 7/1/47	1,825,000	2,187,162
The Crossings at Fleming Island Cmnty. Dev. District Spl. Assessment Series 2014 A1, 4.5% 5/1/30	25,000	25,985
Viera Stewardship District Spl. Assessment Rev. (Village 2 - Series 2021 Proj.) Series 2021, 4% 5/1/53	160,000	168,731
Village Cmnty. Dev. District Series 2020, 3.5% 5/1/40 (FSA Insured)	250,000	278,354
Village Cmnty. Dev. District # 10. Spl. Assessment Rev.:
Series 2012:
5% 5/1/32	130,000	132,037
5.125% 5/1/43	250,000	254,109
Series 2014:
5.125% 5/1/24	100,000	105,543
5.75% 5/1/31	195,000	207,059
6% 5/1/44	255,000	271,733
Village Cmnty. Dev. District # 9 Series 2012:
5.25% 5/1/31	70,000	70,930
5.5% 5/1/42	90,000	91,218
West Palm Beach Cmnty. Redev. Agcy. Tax Increment Rev. Series 2019:
5% 3/1/34	350,000	437,277
5% 3/1/35	300,000	373,963

TOTAL FLORIDA		60,443,345

Georgia - 1.0%
Atlanta Arpt. Rev.:
Series 2014 B, 5% 1/1/33	305,000	333,096
Series 2019 B, 4% 7/1/49 (a)	305,000	347,779
Atlanta Dev. Auth. Rev. (New Downtown Atlanta Stadium Proj.) Series 2015 A1:
5.25% 7/1/40	275,000	315,723
5.25% 7/1/44	1,335,000	1,531,757
Atlanta Dev. Auth. Sr. Health Care Facilities Current Interest Rev. (Georgia Proton Treatment Ctr. Proj.) Series 2017 A1:
6.5% 1/1/29	180,000	136,573
6.75% 1/1/35	1,110,000	832,373
7% 1/1/40	1,210,000	893,495
Bibb County Dev. Auth. Rev. Series 2011 A, 5.75% 7/1/40 (FSA Insured)	290,000	291,262
Brookhaven Dev. Auth. Rev. Series 2019 A, 4% 7/1/44	250,000	291,403
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	250,000	256,441
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	250,000	311,151
Dalton Gen. Oblig. Series 2018, 5% 2/1/42	1,035,000	1,281,779
Fulton County Dev. Auth. (Robert W. Woodruff Arts Ctr., Inc. Proj.) Series 2015 A, 5% 3/15/36	320,000	366,717
Fulton County Dev. Auth. Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/37	160,000	191,369
5% 4/1/42	600,000	716,995
5% 4/1/47	250,000	297,321
Fulton County Dev. Auth. Rev.:
(Piedmont Healthcare, Inc. Proj.) Series 2019 A, 4% 7/1/49	1,335,000	1,536,432
(Robert W. Woodruff Arts Ctr., Inc. Proj.) Series 2019 A, 5% 3/15/44	445,000	532,574
Fulton County Residential Care Facilities (Canterbury Court Proj.):
Series 2019 A:
5% 4/1/47 (c)	210,000	233,288
5% 4/1/54 (c)	165,000	182,796
Series 2021 A:
4% 4/1/41 (c)	180,000	193,335
4% 4/1/51 (c)	515,000	545,855
Gainesville & Hall County Dev. Auth. Retirement Cmnty. Rev. Series 2016, 5% 11/15/33	245,000	288,473
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2014 A, 5.25% 8/15/49 (Pre-Refunded to 2/15/25 @ 100)	1,585,000	1,823,945
Series 2017 A:
5% 2/15/42	330,000	393,403
5% 2/15/45	335,000	398,291
Series 2017 B, 5.5% 2/15/42	605,000	728,655
Georgia Gen. Oblig.:
Series 2020 A, 5% 8/1/32	250,000	330,975
Series 2021 A, 5% 7/1/33	1,115,000	1,508,585
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2015 A, 5% 1/1/35	250,000	281,020
Series 2018 A:
5% 1/1/26	85,000	99,628
5% 1/1/27	155,000	186,594
5% 1/1/28	45,000	55,492
Series 2018 HH:
5% 1/1/26	440,000	515,719
5% 1/1/27	250,000	300,957
5% 1/1/28	260,000	320,622
Series 2019 A:
5% 1/1/49	2,470,000	3,001,676
5% 1/1/56	250,000	303,009
5% 1/1/59	300,000	363,820
Series 2019 B, 5% 1/1/59	250,000	303,183
Series 2021 A:
4% 1/1/51	275,000	311,611
5% 1/1/62 (FSA Insured)	300,000	367,518
Georgia Road & Thruway Auth. Rev. Series 2021 A, 4% 7/15/46	570,000	693,407
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017, 5% 8/1/47	300,000	354,097
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/37	180,000	215,290
Hosp. Auth. of Savannah Auth. Rev. Series 2013 A, 5.5% 7/1/31	225,000	242,936
Macon-Bibb County Urban Dev. Auh. Series 2017 A:
5% 6/15/27 (c)	20,000	21,780
5.75% 6/15/37 (c)	95,000	109,965
5.875% 6/15/47 (c)	150,000	172,257
6% 6/15/52 (c)	95,000	109,437
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	780,000	831,288
Series 2019 B, 4%, tender 12/2/24 (b)	340,000	373,798
Series 2019 C, 4%, tender 9/1/26 (b)	860,000	978,084
Series 2021 A, 4%, tender 9/1/27 (b)	1,000,000	1,155,586
Series 2021 C, 4%, tender 12/1/28 (b)	805,000	949,748
Series 2019 A:
5% 5/15/31	485,000	603,393
5% 5/15/32	305,000	377,849
5% 5/15/49	180,000	268,855
Marietta Dev. Auth. Rev.:
(Life Univ., Inc. Proj.) Series 2017 A:
5% 11/1/27 (c)	210,000	233,373
5% 11/1/37 (c)	170,000	190,053
(Life Univ., Inc. Proj.) Series 2017 A, 5% 11/1/47 (c)	670,000	737,526
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021, 4% 4/1/44	250,000	292,703
Series 2016 A, 4% 10/1/46	1,145,000	1,291,765
Series 2016 B, 5% 10/1/38	355,000	421,643
Series 2020 B, 4% 9/1/40	925,000	1,104,116
Savannah Econ. Dev. Auth. Rev. (The Marshes of Skidaway Island Proj.) Series 2013, 7.25% 1/1/44 (Pre-Refunded to 1/1/24 @ 100)	580,000	660,558
World Congress Ctr. Auth. Convention Ctr. Hotel Second Tier Rev.:
Series 2021 A:
2.375% 1/1/31	170,000	177,191
4% 1/1/36	285,000	329,239
4% 1/1/54	1,845,000	2,090,508
Series 2021 B:
3.625% 1/1/31 (c)	100,000	108,779
5% 1/1/36 (c)	200,000	238,557
5% 1/1/54 (c)	1,465,000	1,703,570

TOTAL GEORGIA		40,540,041

Guam - 0.0%
Guam Govt. Bus. Privilege Tax Rev.:
Series 2021 F:
4% 1/1/42	295,000	333,012
5% 1/1/30	60,000	74,919
5% 1/1/31	60,000	76,558
Series 2021, 4% 1/1/36	275,000	317,441
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/30 (FSA Insured)	250,000	258,735
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2020 A, 5% 1/1/50	225,000	275,195

TOTAL GUAM		1,335,860

Hawaii - 0.0%
Hawaii Arpts. Sys. Rev. Series 2018 A, 5% 7/1/43 (a)	730,000	881,567
Hawaii Dept. Budget & Fin. Spl. Purp. Sr. Living Rev. Series 2012:
5.125% 11/15/32	80,000	82,878
5.25% 11/15/37	125,000	129,462
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2019, 3.5% 10/1/49 (a)	250,000	260,287

TOTAL HAWAII		1,354,194

Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2014 A, 5% 3/1/39	1,075,000	1,174,200
Series 2021 A, 4% 3/1/51 (e)	345,000	402,272
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A:
5% 7/15/36	400,000	504,636
5% 7/15/37	350,000	440,680
Idaho Hsg. and Fin. Assoc. (Sage Int'l. School of Boise Proj.) Series 2020 A, 4% 5/1/50	60,000	68,551
Pwr. County Idaho Indl. Dev. Corp. Solid Waste Disp. Rev. Series 1999, 6.45% 8/1/32 (a)	275,000	276,423
Spring Valley Cmnty. Infrastructure District No. 1 Eagle Spl. Assessment Series 2021, 3.75% 9/1/51 (c)	1,287,000	1,294,079

TOTAL IDAHO		4,160,841

Illinois - 1.6%
Chicago Board of Ed.:
Series 1998 B1:
0% 12/1/27 (FGIC Insured)	940,000	851,018
0% 12/1/29 (FSA Insured)	860,000	742,938
Series 1999 A:
0% 12/1/23 (FGIC Insured)	120,000	117,740
0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	464,316
Series 2011 A, 5.5% 12/1/39	300,000	300,832
Series 2016, 6% 4/1/46	425,000	514,329
Series 2017:
5% 4/1/42	135,000	157,064
5% 4/1/46	135,000	156,330
Series 2018 A:
5% 12/1/24 (FSA Insured)	120,000	135,323
5% 12/1/27 (FSA Insured)	300,000	367,038
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999, 0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	605,000	562,811
Series 2005 D, 5.5% 1/1/40	730,000	836,003
Series 2007 E, 5.5% 1/1/35	90,000	103,428
Series 2014 A, 5.25% 1/1/29	225,000	249,729
Series 2017 A:
6% 1/1/38	1,260,000	1,561,409
6% 1/1/38	250,000	305,758
Series 2019 A:
5% 1/1/39	80,000	98,264
5% 1/1/40	180,000	220,018
5.5% 1/1/35	245,000	311,180
5.5% 1/1/49	740,000	920,440
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/28 (a)	225,000	245,431
5% 1/1/33 (a)	435,000	472,796
5% 1/1/34 (a)	290,000	314,883
Series 2016 B, 5% 1/1/46	285,000	332,128
Chicago Motor Fuel Tax Rev. Series 2013, 5% 1/1/33 (FSA Insured)	250,000	276,539
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013, 5.75% 1/1/38	730,000	768,107
Series 2015 A:
5% 1/1/27 (a)	610,000	689,423
5% 1/1/32 (a)	250,000	280,027
Series 2015 B:
5% 1/1/28	260,000	294,364
5% 1/1/33	270,000	305,331
Series 2016 C, 5% 1/1/35	250,000	291,781
Series 2016 D:
5% 1/1/47	455,000	539,682
5.25% 1/1/42	225,000	270,381
Series 2018 A:
5% 1/1/37 (a)	195,000	238,444
5% 1/1/38 (a)	70,000	85,468
5% 1/1/48 (a)	365,000	437,940
Series 2018 B, 4% 1/1/53 (FSA Insured)	300,000	341,273
Series 2020 A:
4% 1/1/37	300,000	354,554
4% 1/1/37 (FSA Insured)	300,000	354,554
Chicago Park District Gen. Oblig. Series 2020 D, 4% 1/1/34	250,000	293,070
Chicago Transit Auth. Series 2020 A:
4% 12/1/50	1,275,000	1,467,679
5% 12/1/45	225,000	278,804
Chicago Wastewtr. Transmission Rev.:
Series 2008 C:
5% 1/1/31	170,000	192,301
5% 1/1/33	60,000	67,773
5% 1/1/34	60,000	67,694
5% 1/1/35	60,000	67,655
5% 1/1/39	90,000	101,102
Series 2014:
5% 1/1/39	250,000	271,451
5% 1/1/44	250,000	271,342
Series 2017 B, 5% 1/1/30	250,000	300,180
Chicago Wtr. Rev.:
Series 2004, 5% 11/1/25	120,000	139,616
Series 2014, 5% 11/1/44	160,000	178,112
Series 2016 A1, 5% 11/1/27	80,000	96,353
Series 2017 2:
5% 11/1/32 (FSA Insured)	250,000	305,974
5% 11/1/33 (FSA Insured)	250,000	306,093
Series 2017, 5.25% 11/1/33 (FSA Insured)	250,000	310,475
Cook County Cmnty. College District Series 2016, 5.5% 12/1/38	250,000	272,989
Cook County Gen. Oblig. Series 2012 C:
5% 11/15/29	215,000	224,472
5% 11/15/33	335,000	349,722
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Series 2002, 8% 6/1/32 (a)	105,000	105,144
Illinois Fin. Auth.:
Series 2020 A, 4% 4/1/50	300,000	346,572
Series 2021 A:
5% 8/15/35	250,000	330,662
5% 8/15/36	300,000	395,993
Illinois Fin. Auth. Rev.:
(Franciscan Cmntys. Proj.) Series 2017 A, 5% 5/15/37	235,000	267,727
(Franciscan Communitites Proj.) Series 2017 A, 5% 5/15/47	95,000	106,880
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	80,000	95,903
(The Admiral at the Lake Proj.) Series 2017:
5% 5/15/33	825,000	867,105
5.125% 5/15/38	670,000	703,238
5.25% 5/15/42	120,000	125,962
5.25% 5/15/54	730,000	759,775
5.5% 5/15/54	45,000	47,351
Series 2013 A:
5.125% 5/15/43	80,000	83,035
5.125% 5/15/43 (Pre-Refunded to 5/15/23 @ 100)	10,000	10,687
5.25% 5/15/47	370,000	384,262
Series 2013 A, 5.25% 5/15/47 (Pre-Refunded to 5/15/23 @ 100)	55,000	58,879
Series 2013 A, 6% 7/1/43	250,000	266,583
Series 2015 C:
5% 8/15/35	305,000	349,149
5% 8/15/44	305,000	348,073
Series 2015:
5.25% 5/15/45 (Pre-Refunded to 5/15/25 @ 100)	75,000	86,814
5.25% 5/15/50 (Pre-Refunded to 5/15/25 @ 100)	195,000	225,717
6.125% 11/15/35	205,000	231,482
6.375% 11/15/43	245,000	276,282
Series 2016 C:
5% 2/15/34	55,000	66,120
5% 2/15/41	225,000	268,902
Series 2016:
5% 5/15/36	85,000	95,889
5% 5/15/40	75,000	84,063
Series 2017:
5% 2/15/32	70,000	75,920
5.25% 2/15/37	50,000	54,325
5.25% 2/15/47	250,000	270,152
Illinois Fin. Auth. Student Hsg. and Academic Facility Rev. (CHF - Chicago, LLC - Univ. of Illinois At Chicago Proj.) Series 2017 A:
5% 2/15/47	215,000	244,989
5% 2/15/50	60,000	68,266
Illinois Gen. Oblig.:
Series 2013 A, 5% 4/1/38	100,000	105,492
Series 2013, 5.5% 7/1/38	1,060,000	1,140,004
Series 2014 February:
5.25% 2/1/33	335,000	367,218
5.25% 2/1/34	190,000	208,186
Series 2014 May, 5% 5/1/34	120,000	131,903
Series 2014:
5% 5/1/36	55,000	60,372
5% 2/1/39	235,000	255,281
5.25% 2/1/30	395,000	433,347
5.25% 2/1/32	385,000	421,939
Series 2016:
4% 6/1/41	250,000	278,572
5% 1/1/28	250,000	290,508
5% 2/1/28	535,000	638,132
5% 11/1/36	200,000	233,814
Series 2017 A, 4% 12/1/33	120,000	134,734
Series 2017 B, 5% 12/1/23	575,000	626,116
Series 2017 C, 5% 11/1/29	1,805,000	2,168,023
Series 2017 D:
5% 11/1/24	340,000	382,063
5% 11/1/25	60,000	69,515
5% 11/1/26	250,000	296,644
5% 11/1/27	405,000	489,849
5% 11/1/28	685,000	827,722
Series 2018 A:
5% 10/1/25	95,000	109,827
5% 10/1/31	270,000	328,855
6% 5/1/27	275,000	344,126
Series 2018 B:
5% 10/1/31	320,000	389,754
5% 10/1/32	335,000	407,234
Series 2019 B:
4% 11/1/33	610,000	705,816
4% 11/1/39	1,225,000	1,401,489
Series 2020 May, 5.125% 5/1/22	30,000	30,607
Series 2020:
5.375% 5/1/23	65,000	69,516
5.5% 5/1/24	60,000	67,031
5.5% 5/1/25	275,000	318,749
5.5% 5/1/26	195,000	232,990
5.5% 5/1/39	895,000	1,142,812
Series 2021 A:
5% 3/1/24	55,000	60,437
5% 3/1/25	150,000	170,463
5% 3/1/35	330,000	419,704
Series 2021 B, 5% 3/1/24	75,000	82,414
Illinois Reg'l. Trans. Auth.:
Series 2003 A, 6% 7/1/33 (FGIC Insured)	700,000	980,504
Series 2003 B, 5.5% 6/1/27	560,000	656,414
Illinois Sales Tax Rev. Series 2002, 6% 6/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	147,017
Illinois Sports Facilities Auth. Series 2014, 5.25% 6/15/31 (FSA Insured)	250,000	273,244
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 C, 5% 1/1/37	610,000	686,634
Series 2016 B, 5% 1/1/41	250,000	292,947
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	235,000	196,421
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	857,875
Series 2010 B1, 0% 6/15/44 (FSA Insured)	250,000	137,966
Series 2002 A, 0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675,000	2,831,905
Series 2017 A, 5% 6/15/57	865,000	1,008,703
Series 2020 A:
4% 6/15/50	225,000	254,031
5% 12/15/45	45,000	54,341
5% 6/15/50	1,920,000	2,307,985
5% 6/15/50	325,000	395,434
Series 2022 A:
0% 12/15/35 (e)	65,000	46,207
0% 6/15/36	260,000	181,482
0% 6/15/37	85,000	57,248
0% 12/15/38	180,000	115,436
0% 6/15/39	195,000	122,685
0% 6/15/40 (e)	200,000	121,462
0% 6/15/41	70,000	41,042
4% 12/15/42	330,000	377,436
4% 12/15/47	975,000	1,104,227
4% 6/15/52	475,000	536,137
Rosemont Gen. Oblig. Series 2016 A, 5% 12/1/40 (FSA Insured)	250,000	295,982
Sales Tax Securitization Corp.:
Series 2018 A:
4% 1/1/48	500,000	562,377
5% 1/1/40	20,000	24,213
Series 2018 C:
5% 1/1/43	250,000	307,690
5.25% 1/1/35	250,000	316,275
5.25% 1/1/43	500,000	623,732
Schaumburg Village Gen. Oblig. Series 2013 A, 4% 12/1/41	850,000	889,390
Southwestern Dev. Auth. Heath Facility Rev. Series 2013, 7.125% 11/1/43 (Pre-Refunded to 11/1/23 @ 100)	225,000	253,651
Upper Illinois River Valley Dev. Auth. Edl. Facility Rev. (Cambridge Lakes Learning Ctr. Proj.) Series 2017 A:
5% 12/1/32 (c)	255,000	274,975
5.25% 12/1/47 (c)	490,000	524,095
Village of Oswego Gen. Oblig. Series 2016, 5% 12/15/33	275,000	322,355
Will County Illinois Series 2016, 5% 11/15/45 (Pre-Refunded to 11/15/25 @ 100)	500,000	587,020

TOTAL ILLINOIS		63,741,628

Indiana - 0.3%
East Chicago Solid Waste Disp. Rev. Series 1998, 5.5% 9/1/28 (a)	105,000	112,877
Indiana Dev. Fin. Auth. Envir. Rev. (United States Steel Corp. Proj.) Series 2021 A, 4.125% 12/1/26	840,000	924,066
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2012, 0.15%, tender 12/1/21 (a)(b)	1,215,000	1,215,000
Indiana Fin. Auth. Exempt Facilities Rev. (Resources Polyflow Indiana Proj.) Series 2019, 7% 3/1/39 (a)(c)	350,000	331,227
Indiana Fin. Auth. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.) Series 2012 A:
5% 6/1/32	180,000	183,100
5% 6/1/39	755,000	767,193
Indiana Fin. Auth. Poll. Cont. Rev. Series 2010 B, 2.5% 11/1/30	165,000	168,360
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2012 B, 5% 2/1/26	250,000	251,901
(Greencroft Obligated Group) Series 2013 A, 7% 11/15/43	485,000	545,309
(Ohio River Bridges East End Crossing Proj.) Series 2013 A:
5% 7/1/48 (Pre-Refunded to 7/1/23 @ 100) (a)	1,425,000	1,525,975
5.25% 1/1/51 (Pre-Refunded to 7/1/23 @ 100) (a)	1,570,000	1,687,422
Series 2012, 5% 3/1/41 (Pre-Refunded to 3/1/22 @ 100)	260,000	263,086
Series 2015, 5% 3/1/36	545,000	619,357
Series 2021 A, 4% 11/15/43	235,000	268,558
Indianapolis Local Pub. Impt. Series 2021 A:
4% 6/1/37 (FSA Insured)	500,000	599,368
4% 6/1/38 (FSA Insured)	250,000	298,373
Shoals Exempt Facilities Rev. (Nat'l. Gypsum Co. Proj.) Series 2013, 7.25% 11/1/43 (a)	235,000	251,482
Valparaiso Exempt Facilities Rev. (Pratt Paper (IN), LLC Proj.) Series 2013:
6.75% 1/1/34 (a)	695,000	770,365
7% 1/1/44 (a)	805,000	899,051
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (a)(b)	660,000	786,379

TOTAL INDIANA		12,468,449

Iowa - 0.1%
Iowa Fin. Auth. Midwestern Disaster Area Rev.:
(Iowa Fertilizer Co. Proj.):
Series 2013, 5.25% 12/1/25	260,000	280,022
Series 2019, 3.125% 12/1/22	135,000	136,867
Bonds Series 2018 B, 5.25%, tender 12/1/37 (b)	285,000	309,639
Pefa, Inc. Iowa Gas Proj. Rev. Bonds Series 2019, 5%, tender 9/1/26 (b)	3,025,000	3,569,729

TOTAL IOWA		4,296,257

Kansas - 0.0%
Lenexa Health Care Facilities Rev. Series 2018 A:
5% 5/15/30	75,000	84,706
5% 5/15/32	70,000	78,705
5% 5/15/39	70,000	77,929
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 5% 9/1/48	730,000	893,981
Wyandotte County-Kansas City Unified Govt. Sales Tax Spl. Oblig. Rev. Series 2015 A, 5.75% 9/1/32	375,000	380,403

TOTAL KANSAS		1,515,724

Kentucky - 0.3%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/33	70,000	80,739
4% 2/1/35	55,000	63,212
4% 2/1/38	80,000	91,367
5% 2/1/32	40,000	49,742
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev.:
Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	265,000	276,517
Series 2017 A, 5% 12/1/45 (FSA Insured)	195,000	238,781
Kentucky Econ. Dev. Fin. Auth. (Masonic Home Independent Living II, Inc. - The Meadow Proj. and Grove Pointe Proj.) Series 2016 A:
5% 5/15/46	430,000	452,206
5% 5/15/51	225,000	236,149
Kentucky Econ. Dev. Fin. Auth. Healthcare Facilities Rev.:
(Baptist Life Cmntys. Proj.) Series 2016 A:
6.25% 11/15/46	310,000	323,219
6.375% 11/15/51	355,000	372,051
Series 2012:
5.375% 11/15/42	275,000	277,494
5.5% 11/15/45	145,000	146,361
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A, 5.25% 6/1/50	1,440,000	1,611,294
Series 2017 A:
5% 6/1/37	380,000	446,362
5% 6/1/41	410,000	480,541
5% 6/1/45	900,000	1,051,183
5.25% 6/1/41	735,000	868,520
Kentucky Pub. Trans. Infrastructure Auth. First Tier Toll Rev. (Downtown Crossing Proj.) Series 2013 A:
5.75% 7/1/49 (Pre-Refunded to 7/1/23 @ 100)	175,000	190,192
6% 7/1/53 (Pre-Refunded to 7/1/23 @ 100)	605,000	659,602
Kentucky, Inc. Pub. Energy Bonds:
Series 2018 A, 4%, tender 4/1/24 (b)	300,000	321,914
Series 2018 B, 4%, tender 1/1/25 (b)	1,520,000	1,669,049
Series 2019 C, 4%, tender 2/1/28 (b)	885,000	1,025,003

TOTAL KENTUCKY		10,931,498

Louisiana - 0.3%
Jefferson Parish Econ. Dev. & Port District Rev. Series 2018 A:
5.5% 6/15/38 (c)	145,000	166,091
5.625% 6/15/48 (c)	170,000	192,745
Louisiana Gen. Oblig. Series 2014 A, 4% 2/1/34	250,000	268,916
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Westlake Chemical Corp. Projs.) Series 2017, 3.5% 11/1/32	1,395,000	1,529,088
Louisiana Local Govt. Envir. Facilities And Cmnty. Dev. Auth. Facilities Rev. (The Glen Retirement Sys. Proj.) Series 2019 A, 5% 1/1/49	290,000	282,433
Louisiana Stadium and Exposition District Series 2020, 5% 7/3/23	275,000	288,274
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 A, 5% 1/1/40	295,000	332,445
Series 2015 B:
5% 1/1/34 (a)	485,000	543,095
5% 1/1/40 (a)	60,000	67,129
Series 2017 A:
5% 1/1/43	225,000	267,304
5% 1/1/48	515,000	610,530
Series 2017 B:
5% 1/1/43 (a)	120,000	141,912
5% 1/1/48 (a)	745,000	878,764
Series 2017 D2:
5% 1/1/28 (a)	35,000	41,758
5% 1/1/29 (a)	30,000	35,705
5% 1/1/30 (a)	20,000	23,687
5% 1/1/31 (a)	40,000	47,326
5% 1/1/32 (a)	45,000	53,382
5% 1/1/34 (a)	50,000	59,315
5% 1/1/35 (a)	40,000	47,391
5% 1/1/38 (a)	150,000	177,467
New Orleans Swr. Svc. Rev. Series 2015:
5% 6/1/33 (Pre-Refunded to 6/1/25 @ 100)	90,000	103,914
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	345,000	398,338
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	270,000	311,743
New Orleans Wtr. Series 2015:
5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	410,000	481,841
5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	1,005,000	1,181,098
Port of New Orleans Port Facility Rev. Series 2020 D, 5% 4/1/50	250,000	308,362
Saint James Parish Gen. Oblig.:
(Nustar Logistics, L.P. Proj.) Series 2010, 6.35% 7/1/40 (c)	325,000	429,012
Bonds (Nustar Logistics, L.P. Proj.):
Series 2008, 6.1%, tender 6/1/30 (b)(c)	320,000	422,057
Series 2010 B, 6.1%, tender 6/1/30 (b)(c)	420,000	553,950
Series 2011, 5.85%, tender 6/1/25 (b)(c)	585,000	667,091
Shreveport Gen. Oblig. Series 2017, 5% 8/1/30	250,000	304,346
St. Charles Parish Gulf Opportunity Zone Rev. Bonds (Valero Proj.) Series 2010, 4%, tender 6/1/22 (b)	60,000	61,070
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	180,000	188,327
Bonds:
(Marathon Oil Corp. Proj.) Series 2017 B1, 2.125%, tender 7/1/24 (b)	120,000	123,990
(Marathon Oil Corp.) Series 2017, 2.1%, tender 7/1/24 (b)	75,000	77,446
Series 2017 B2, 2.375%, tender 7/1/26 (b)	120,000	126,485

TOTAL LOUISIANA		11,793,827

Maryland - 1.0%
Baltimore Convention Ctr. Hotel Rev. Series 2017:
5% 9/1/36	360,000	384,544
5% 9/1/42	175,000	186,101
5% 9/1/46	1,575,000	1,669,453
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/37	250,000	299,738
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series 2014 C, 5% 7/1/33	390,000	441,573
(Wtr. Projs.):
Series 2013 B:
5% 7/1/28 (Pre-Refunded to 1/1/24 @ 100)	180,000	197,370
5% 7/1/30 (Pre-Refunded to 1/1/24 @ 100)	275,000	301,537
Series 2014 C, 5% 7/1/31	260,000	294,368
Frederick County Spl. Oblig. Series 2020 C, 4% 7/1/50	100,000	112,587
Gaithersburg Eco Dev. Rev. Bd Series 2018 A:
5% 1/1/27	90,000	100,758
5% 1/1/28	120,000	133,970
5% 1/1/33	755,000	836,361
5% 1/1/36	150,000	165,867
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2018 A, 4.5% 9/1/48	425,000	472,413
Maryland Dept. of Trans. Series 2021 B:
4% 8/1/37 (a)	140,000	167,169
4% 8/1/38 (a)	170,000	202,588
5% 8/1/36 (a)	120,000	155,868
5% 8/1/46 (a)	420,000	531,623
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2021 A:
3% 10/1/32	400,000	446,076
3% 10/1/33	300,000	331,675
Maryland Econ. Dev. Auth. Rev.:
(Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	60,000	63,766
5% 6/1/24	35,000	38,769
5% 6/1/25	65,000	74,442
5% 6/1/27	60,000	72,552
5% 6/1/30	60,000	73,223
5% 6/1/32	65,000	78,765
5% 6/1/35	155,000	187,042
(Trans. Facilities Proj.) Series 2017 A, 5% 6/1/28	90,000	111,274
Maryland Econ. Dev. Corp. (Port Covington Proj.) Series 2020:
4% 9/1/40	135,000	154,121
4% 9/1/50	140,000	158,165
Maryland Econ. Dev. Corp. Sr. Parking Facilities Rev. (Baltimore City Proj.) Series 2018 A, 5% 6/1/58	310,000	333,086
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Bowie State Univ. Proj.) Series 2015:
5% 6/1/25 (c)	105,000	113,714
5% 6/1/29 (c)	145,000	163,922
5% 6/1/33 (c)	155,000	173,810
Maryland Gen. Oblig. Series 2018 A:
5% 3/15/26	570,000	677,648
5% 3/15/28	345,000	434,261
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/46	445,000	509,762
4% 6/1/51	690,000	786,218
4% 6/1/55	430,000	488,394
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	795,000	960,579
Series 2011 A, 6.25% 1/1/31	60,000	60,303
Series 2013 A:
5% 7/1/43 (Pre-Refunded to 7/1/22 @ 100)	1,035,000	1,064,200
6.75% 7/1/44	165,000	174,871
Series 2014:
5% 7/1/39	915,000	1,010,643
5.25% 7/1/34 (Pre-Refunded to 7/1/24 @ 100)	1,030,000	1,157,176
Series 2015:
5% 7/1/27	370,000	424,999
5% 7/1/29	160,000	182,441
5% 8/15/33	545,000	617,513
5% 8/15/38	485,000	548,706
5% 7/1/45	815,000	912,893
Series 2016 A:
5% 7/1/32	35,000	41,077
5% 7/1/33	95,000	111,382
5% 7/1/34	110,000	128,774
5% 7/1/35	95,000	111,019
5% 7/1/36	90,000	105,013
5% 1/1/45	60,000	68,978
5.5% 1/1/36	590,000	714,926
5.5% 1/1/46	2,090,000	2,520,583
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 4% 6/1/46	1,150,000	1,348,423
Maryland Stadium Auth. Rev.:
Series 2018 A, 5% 5/1/42	1,230,000	1,503,982
Series 2018 B, 5% 5/1/35	485,000	596,354
Series 2020 A, 5% 5/1/50	610,000	910,786
Series 2020 B, 5% 5/1/47	305,000	449,142
Maryland Trans. Auth. Series 2012 B, 5% 3/1/27 (Pre-Refunded to 3/1/22 @ 100) (a)	970,000	981,145
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2019, 4% 6/1/33 (a)	395,000	461,583
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A:
4% 7/1/38	120,000	146,476
4% 7/1/40	150,000	182,349
Montgomery County Econ. Dev. Rev. Series 2018 A, 5.375% 7/1/48	395,000	418,192
Prince Georges County Rev. Auth. Spl. Oblig. (Suitland-Naylor Road Proj.) Series 2016:
4.75% 7/1/36 (c)	105,000	116,042
5% 7/1/46 (c)	150,000	166,427
Prince Georges County Spl. Oblig. Series 2004, 5.2% 7/1/34	155,000	156,337
Rockville Mayor & Council Econ. Dev.:
(Ingleside at King Farm Proj.):
Series 2017 A1, 5% 11/1/31	90,000	98,258
Series 2017 A2:
5% 11/1/29	30,000	32,923
5% 11/1/31	35,000	38,212
5% 11/1/32	30,000	32,708
Series 2017 B:
4.25% 11/1/37	25,000	26,362
4.5% 11/1/43	120,000	127,656
5% 11/1/47	405,000	436,075
(Rfdg.-Ingleside King Farm Proj.) Series 2017:
5% 11/1/35	60,000	65,203
5% 11/1/37	120,000	130,194
5% 11/1/42	510,000	550,774
Washington County Econ. Dev. Rev. (Homewood Maryland Obligated Group Proj.) Series 2021:
4% 5/1/26	105,000	112,770
4% 5/1/27	110,000	118,942
4% 5/1/30	125,000	136,467
4% 5/1/31	65,000	71,019
4% 5/1/36	415,000	447,395
4% 5/1/42	850,000	902,035
Washington Metropolitan Area Transit Auth.:
Series 2020 A:
4% 7/15/40	180,000	215,020
4% 7/15/45	245,000	288,948
5% 7/15/38	305,000	394,232
5% 7/15/39	670,000	864,319
Series 2021 A:
3% 7/15/36	275,000	305,766
3% 7/15/43	400,000	434,602
4% 7/15/38	425,000	516,998
4% 7/15/46	1,485,000	1,772,860
5% 7/15/41	305,000	400,041
Westminster Proj. Rev.:
Series 2014 A:
5% 7/1/24	80,000	84,724
6.25% 7/1/44	220,000	240,372
Series 2014:
5.125% 7/1/34	275,000	292,926
5.5% 7/1/44	275,000	293,850

TOTAL MARYLAND		39,909,538

Massachusetts - 0.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2021 A1, 4% 7/1/51	1,635,000	1,954,512
Series 2021, 4% 5/1/25	1,830,000	2,049,134
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2019 A, 5% 1/1/32	955,000	1,195,570
Massachusetts Dev. Fin. Agcy. Rev.:
(Newbridge On The Charles Proj.) Series 2017:
5% 10/1/37 (c)	275,000	297,513
5% 10/1/47 (c)	400,000	432,001
5% 10/1/57 (c)	985,000	1,062,930
Series 1999 P, 5.45% 5/15/59 (Assured Guaranty Corp. Insured)	155,000	204,000
Series 2014 F:
5.625% 7/15/36	35,000	37,062
5.75% 7/15/43	200,000	211,537
Series 2018:
5% 11/15/38 (c)	165,000	182,926
5.125% 11/15/46 (c)	225,000	248,515
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	120,000	160,844
Series 2021 B, 3% 4/1/49	300,000	321,008
Massachusetts Hsg. Fin. Agcy. Series 2010 A, 5.25% 12/1/35	80,000	80,669
Massachusetts Port Auth. Rev. Series 2019 A:
5% 7/1/37 (a)	460,000	570,760
5% 7/1/39 (a)	340,000	420,464
5% 7/1/40 (a)	210,000	259,312
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2015 C:
5% 8/15/31	120,000	139,384
5% 8/15/31 (Pre-Refunded to 8/15/25 @ 100)	165,000	192,126
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2013, 5% 11/1/39 (Pre-Refunded to 11/1/22 @ 100)	120,000	125,289

TOTAL MASSACHUSETTS		10,145,556

Michigan - 0.6%
Calhoun County Hosp. Fin. Auth. Rev. Series 2016:
5% 2/15/37	60,000	69,099
5% 2/15/41	345,000	395,382
5% 2/15/47	965,000	1,098,056
Detroit Downtown Dev. Auth. Tax Series 2018 A:
5% 7/1/43	255,000	281,172
5% 7/1/48 (FSA Insured)	280,000	307,757
Detroit Gen. Oblig.:
Series 2018:
5% 4/1/27	95,000	111,652
5% 4/1/29	45,000	53,565
5% 4/1/30	40,000	47,355
5% 4/1/31	45,000	53,085
5% 4/1/32	50,000	58,858
5% 4/1/33	75,000	88,261
5% 4/1/37	125,000	146,197
5% 4/1/38	85,000	99,281
Series 2020:
5.5% 4/1/32	70,000	88,679
5.5% 4/1/34	40,000	50,498
5.5% 4/1/36	55,000	69,163
5.5% 4/1/38	120,000	150,332
5.5% 4/1/40	85,000	106,118
5.5% 4/1/45	60,000	74,587
5.5% 4/1/50	120,000	148,444
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/30 (FSA Insured)	250,000	331,523
Detroit Swr. Disp. Rev. Series 2012 A, 5.25% 7/1/39 (Pre-Refunded to 7/1/22 @ 100)	275,000	283,157
Gerald R. Ford Int'l. Arpt. Auth. Rev. Series 2021, 5% 1/1/51 (a)	630,000	811,531
Grand Rapids Econ. Dev. Corp. Econ. Dev. Rev. (Beacon Hill at Eastgate Proj.) Series 2017 A:
5% 11/1/32	130,000	143,054
5% 11/1/37	70,000	76,715
5% 11/1/47	170,000	184,793
5% 11/1/52	70,000	75,988
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C:
5% 7/1/30	60,000	71,371
5% 7/1/36	1,855,000	2,191,868
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 B, 5% 7/1/46	1,320,000	1,537,129
Series 2016 C, 5.25% 7/1/35	300,000	360,374
Karegnondi Wtr. Auth. Genesee, Lapeer and Sanilac Wtr. Supply Sys. Series 2014 A, 5.25% 11/1/40	1,215,000	1,322,926
Kentwood Econ. Dev. Corp. Series 2022:
4% 11/15/31	110,000	120,940
4% 11/15/43	150,000	160,234
Michigan Fin. Auth. Rev.:
Series 2014 C1, 5% 7/1/44 (Pre-Refunded to 7/1/22 @ 100)	120,000	123,367
Series 2014 C2, 5% 7/1/44 (Pre-Refunded to 7/1/22 @ 100) (a)	75,000	77,060
Series 2014 D6, 5% 7/1/36	250,000	276,945
Series 2015 B, 5% 5/15/35	610,000	694,485
Series 2015 C:
5% 7/1/34	250,000	286,305
5% 7/1/35	1,155,000	1,322,288
Series 2015 D2, 5% 7/1/34	275,000	314,935
Series 2015:
5% 12/1/31 (Pre-Refunded to 6/1/22 @ 100)	330,000	337,939
5% 12/1/35 (Pre-Refunded to 6/1/22 @ 100)	610,000	624,676
Series 2016:
5% 11/15/34	390,000	464,313
5% 11/15/37	425,000	504,174
Series 2017 A, 5% 12/1/47 (Pre-Refunded to 12/1/22 @ 100)	365,000	382,309
Series 2019 A:
5% 2/15/37	170,000	215,067
5% 2/15/38	245,000	309,453
5% 2/15/39	720,000	907,794
Series 2020 B1, 5% 6/1/49	670,000	808,105
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007 B, 0% 6/1/52	1,545,000	176,121
Monroe County Econ. Dev. Corp. Ltd. Oblig. Series 1992 AA, 6.95% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	62,956
South Huron Valley Util. Auth. Series 2020, 4% 5/1/34	250,000	298,620
Wayne County Arpt. Auth. Rev.:
Series 2012 A, 5% 12/1/42	605,000	632,196
Series 2014 B, 5% 12/1/44	135,000	151,938
Series 2015 D, 5% 12/1/45 (FSA Insured)	90,000	104,325
Wayne County Arpt. Rev. Series 2017 C, 5% 12/1/37 (FSA Insured) (a)(c)	1,215,000	1,461,689

TOTAL MICHIGAN		21,706,204

Minnesota - 0.0%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.):
Series 2016 B, 5% 1/1/47	275,000	212,268
Series 2016 D, 7.25% 1/1/52	295,000	227,054
Deephaven Charter School Lease Rev. Series 2017 A:
5% 10/1/37	30,000	31,209
5% 10/1/49	60,000	62,010
Minneapolis Dev. Rev. Series 2010, 6.25% 12/1/30	30,000	30,000
Minnesota Hsg. Fin. Agcy. Series 2011, 5% 8/1/31	25,000	25,096
Minnesota Office of Higher Ed. Series 2020, 2.65% 11/1/38 (a)	250,000	255,443
Rochester Health Cr.&Hsg. Rev. Series 2013 A, 6.875% 12/1/48	270,000	286,947
White Bear Lake Independent School District #624 Gen. Oblig. Series 2020 A, 3% 2/1/44	300,000	320,634
Woodbury Charter School Lease Rev. (Woodbury Leadership Academy Proj.) Series 2021 A:
4% 7/1/41	50,000	54,927
4% 7/1/51	40,000	43,510
4% 7/1/56	35,000	37,925

TOTAL MINNESOTA		1,587,023

Mississippi - 0.0%
Mississippi Dev. Bank Spl. Oblig. (City of Jackson, Mississippi Wtr. And Swr. Sys. Rev. Bond Proj.) Series 2013, 6.75% 12/1/30 (FSA Insured)	120,000	133,422
Missouri - 0.4%
Conley Road Trans. Dev. District Series 2017, 5.375% 5/1/47	245,000	253,585
Kansas City Indl. Dev. Auth.:
(Kansas City Int'l. Arpt. Term. Modernization Proj.):
Series 2019 B:
5% 3/1/46 (a)	250,000	303,051
5% 3/1/54 (a)	305,000	366,368
5% 3/1/55 (FSA Insured) (a)	2,005,000	2,415,924
Series 2020 A, 4% 3/1/50 (a)	685,000	784,186
(Kansas City Int'l. Arpt. Term. modernization Proj.) Series 2020 A, 4% 3/1/50 (FSA Insured) (a)	650,000	744,118
(Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A:
4% 3/1/57 (FSA Insured) (a)	1,140,000	1,297,380
5% 3/1/57 (FSA Insured) (a)	1,015,000	1,239,124
Kansas City Spl. Oblig.:
(Downtown Arena Proj.) Series 2016 E, 5% 4/1/40	300,000	339,980
(Downtown Streetcar Proj.) Series 2014 A, 5% 9/1/34	460,000	461,774
Kirkwood Indl. Dev. Retirement Commission Series 2017 A:
5.25% 5/15/37	120,000	134,319
5.25% 5/15/42	105,000	116,578
5.25% 5/15/50	245,000	269,944
Missouri Health & Edl. Facilities Auth. Rev.:
(Lutheran Sr. Svcs. Proj.) Series 2016 B, 5% 2/1/46	395,000	439,598
(Lutheran Sr. Svcs. Projs.) Series 2016 B:
5% 2/1/34	85,000	96,411
5% 2/1/35	65,000	73,502
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series 2019 A, 4.25% 5/1/47	250,000	275,648
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(Iatan 2 Proj.) Series 2014 A, 5% 1/1/33	245,000	267,868
(Plum Point Proj.) Series 2014 A, 5% 1/1/33	610,000	687,693
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2015 A:
5% 12/1/35	120,000	131,536
5.125% 12/1/45	230,000	250,453
Series 2017, 5% 9/1/48	810,000	908,071
Series 2018 A:
5% 9/1/38	380,000	426,791
5.125% 9/1/48	1,175,000	1,314,035
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Expansion And Impt. Projs.) Series 2020, 5% 10/1/49 (FSA Insured)	250,000	308,450
St Louis Indl. Dev. Auth. Dev. Fing. Rev. (Ballpark Village Dev. Proj.) Series 2017 A:
3.875% 11/15/29	65,000	64,494
4.375% 11/15/35	235,000	235,466
4.75% 11/15/47	240,000	242,167
St Louis Land Clearance Redev. Auth. Annual Appropriation Redev. Rev. (Nat'l. Geospatial-Intelligence Agcy. Site Impt. Proj.) Series 2017 A:
5.125% 6/1/46	320,000	361,211
5.375% 6/1/43	890,000	1,020,921
St. Louis County Indl. Dev. Auth. Health Facilities Rev. Series 2015 A:
5% 8/15/30	60,000	64,785
5% 8/15/35	40,000	42,840
5.125% 8/15/45	105,000	111,022

TOTAL MISSOURI		16,049,293

Montana - 0.0%
Kalispell Hsg. and Healthcare Facilities Rev. (Immanuel Lutheran Corp. Proj.) Series 2017 A:
5.25% 5/15/37	40,000	43,694
5.25% 5/15/47	440,000	475,936
5.25% 5/15/52	460,000	495,998

TOTAL MONTANA		1,015,628

Nebraska - 0.2%
Central Plains Energy Proj. Rev.:
(Proj. No. 3):
Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	275,000	284,551
Series 2017 A:
5% 9/1/30	210,000	267,391
5% 9/1/35	885,000	1,214,517
Series 2012, 5.25% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	120,000	124,391
Series 2017 A:
5% 9/1/31	320,000	413,961
5% 9/1/42	300,000	442,409
Omaha Pub. Pwr. District Elec. Rev. Series 2021 A:
4% 2/1/51	1,800,000	2,114,282
5% 2/1/46	600,000	762,939

TOTAL NEBRASKA		5,624,441

Nevada - 0.2%
Clark County Fuel Tax:
Series 2018:
4% 12/1/35	300,000	352,864
4% 12/1/36	250,000	293,687
Series 2021, 3% 11/1/33	250,000	283,342
Clark County School District:
Series 2015 C, 4% 6/15/32	250,000	280,955
Series 2017 C, 4% 6/15/37	250,000	287,455
Series 2018 B, 5% 6/15/34	250,000	313,384
Series 2019 B, 4% 6/15/35 (FSA Insured)	250,000	296,448
Series 2020 B:
3% 6/15/37	250,000	272,550
3% 6/15/39	250,000	270,468
Series 2021 B:
3% 6/15/35	300,000	331,575
3% 6/15/36	300,000	330,799
Henderson Pub. Impt. Trust Touro College & Univ. Sys. Obligated Group Rev. Series 2014 A:
5.5% 1/1/34	105,000	114,975
5.5% 1/1/39	160,000	174,351
5.5% 1/1/44	225,000	244,114
Las Vegas Convention & Visitors Auth.:
Series 2018 B:
4% 7/1/49	250,000	280,899
5% 7/1/43	1,760,000	2,124,204
Series 2019 B, 5% 7/1/33	255,000	318,795
Las Vegas Redev. Agcy., Tax Increment Rev. Series 2016:
5% 6/15/30	25,000	28,920
5% 6/15/40	665,000	759,257
5% 6/15/45	795,000	902,033
Reno Sales Tax Rev. (Retrac-Reno Trans. Rail Access Corridor Proj.):
Series 2018 A:
5% 6/1/36	15,000	17,740
5% 6/1/37	30,000	35,415
5% 6/1/48	30,000	34,844
Series 2018 B:
5% 6/1/33 (FSA Insured)	10,000	12,062
5% 6/1/38 (FSA Insured)	5,000	5,983
Series 2018 C, 0% 7/1/58 (c)	1,000,000	175,876
Sparks Tourism Impt. District No. 1 Sr. Sales Tax Anticipation Rev. Series 2019 A, 2.5% 6/15/24 (c)	70,000	71,094
Washoe County School District Series 2020 A, 4% 10/1/49	500,000	583,184

TOTAL NEVADA		9,197,273

New Hampshire - 0.1%
Nat'l. Fin. Auth. Rev.:
(The Lawrenceville School Proj.) Series 2021 A, 4% 7/1/51	575,000	675,738
(The Vista Proj.) Series 2019 A:
5.25% 7/1/39 (c)	95,000	101,065
5.625% 7/1/46 (c)	55,000	58,866
5.75% 7/1/54 (c)	135,000	144,670
Bonds Series 2020 B, 3.75%, tender 7/2/40 (a)(b)(c)	250,000	263,357
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	272,949	325,222
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2020 A, 4% 4/1/50 (a)	250,000	279,833
New Hampshire Health & Ed. Facilities Auth. Series 2017 A:
6.125% 7/1/37 (c)	105,000	55,650
6.125% 7/1/52 (c)	255,000	135,150
6.25% 7/1/42 (c)	155,000	82,150
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016:
5% 10/1/36	50,000	57,519
5% 10/1/40	45,000	51,498
5% 10/1/46	370,000	420,493

TOTAL NEW HAMPSHIRE		2,651,211

New Jersey - 1.4%
Atlantic County Impt. Auth. (Atlantic City Campus Phase II Proj.) Series 2021 A, 4% 7/1/53 (FSA Insured)	320,000	375,758
Essex County Impt. Auth. (CHF-Newark, L.L.C. - NJIT Student Hsg. Proj.) Series 2021 A, 4% 8/1/46	145,000	172,518
Essex County Impt. Auth. Charter School Rev.:
(The Friends o Team Charter Schools, Inc. - 2021 Proj.) Series 2021, 4% 6/15/46	120,000	136,097
(The Friends of Team Charter Schools, Inc. - 2021 Proj.) Series 2021, 4% 6/15/56	185,000	207,863
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/33	245,000	299,509
New Brunswick Parking Auth. Rev. Series 2016 A:
5% 9/1/30	250,000	297,156
5% 9/1/31	250,000	296,900
New Jersey Econ. Dev. Auth. Series 2020 A:
4% 11/1/38	120,000	137,455
4% 11/1/44	580,000	655,430
New Jersey Econ. Dev. Auth. Energy Facility Rev. (Umm Energy Partners, LLC Proj.) Series 2012 A:
5% 6/15/37 (a)	75,000	76,403
5.125% 6/15/43 (a)	105,000	106,992
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	680,000	745,458
5.375% 1/1/43 (a)	455,000	500,448
(Lions Gate Proj.) Series 2014:
4.375% 1/1/24	45,000	45,681
4.875% 1/1/29	65,000	66,714
5% 1/1/34	120,000	122,658
5.25% 1/1/44	295,000	300,962
(Provident Group - Rowan Properties L.L.C. - Rowan Univ. Student Hsg. Proejct) Series 2015 A, 5% 1/1/48	475,000	490,711
(Provident Group - Rowan Properties L.L.C. - Rowan Univ. Student Hsg. Proj.) Series 2015 A, 5% 1/1/30	120,000	126,214
(Provident Group-Montclair Properties L.L.C. - Montclair State Univ. Student Hsg. Proj.) Series 2017, 5% 6/1/42 (FSA Insured)	145,000	172,347
(The Goethals Bridge Replacement Proj.) Series 2013:
5% 1/1/31 (FSA Insured) (a)	300,000	329,882
5.125% 7/1/42 (FSA Insured) (a)	135,000	148,143
5.625% 1/1/52 (a)	1,280,000	1,412,503
Series 1997 A, 0% 7/1/26 (Escrowed to Maturity)	150,000	143,726
Series 2012:
5% 6/15/24	120,000	122,920
5% 6/15/25	610,000	624,689
5% 6/15/28	370,000	378,678
Series 2018, 5% 1/1/39	205,000	232,819
New Jersey Econ. Dev. Auth. Spl. Facilities Rev.:
(Continental Airlines, Inc. Proj.) Series 2000 B, 5.625% 11/15/30 (a)	850,000	935,062
(Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/37 (a)	1,520,000	1,772,452
5% 10/1/47 (a)	1,640,000	1,887,035
Series 1999:
5.125% 9/15/23 (a)	30,000	31,153
5.25% 9/15/29 (a)	305,000	316,380
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (Middlesex Wtr. Co. Proj.):
Series 2012 A, 5% 10/1/23	300,000	324,521
Series 2019, 5% 8/1/59 (a)	245,000	292,884
New Jersey Edl. Facility Series 2016 A:
5% 7/1/29	250,000	295,990
5% 7/1/30	250,000	295,257
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/30	750,000	911,372
4% 6/1/31	1,030,000	1,266,907
4% 6/1/32	170,000	211,322
5% 6/1/25	1,030,000	1,186,568
5% 6/1/26	845,000	1,001,851
5% 6/1/28	275,000	341,558
5% 6/1/29	300,000	380,692
Series 2020:
5% 6/1/41	300,000	362,730
5% 6/1/42	250,000	301,738
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011:
5% 7/1/25	485,000	498,521
5% 7/1/26	120,000	123,324
Series 2012 A:
5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100)	150,000	154,164
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	545,000	560,129
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	120,000	123,331
Series 2013 A, 5.5% 7/1/43	245,000	263,841
Series 2014 A, 5% 7/1/44	405,000	449,532
Series 2015 A, 5% 7/1/46 (FSA Insured)	430,000	489,045
Series 2016 A, 5% 7/1/43	715,000	842,381
Series 2017 A:
5% 7/1/38	300,000	362,852
5.25% 7/1/57	245,000	297,326
Series 2019:
4% 7/1/35	60,000	70,734
5% 7/1/31	60,000	76,582
Series 2021 A:
4% 7/1/45	610,000	725,310
4% 7/1/51	1,075,000	1,269,503
Series 2021, 3% 7/1/46	250,000	266,598
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2014 A1 1, 5% 12/1/22 (a)	245,000	256,164
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 C, 4.75% 10/1/50	250,000	279,052
Series 2020 E, 3.5% 4/1/51	500,000	546,246
New Jersey Institute of Technology:
Series 2012 A, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	340,000	349,491
Series 2015 A, 5% 7/1/40	425,000	484,210
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/33	250,000	303,952
5% 6/1/36	250,000	301,875
5.25% 6/1/46	970,000	1,161,181
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2012 B, 5% 1/1/30 (Pre-Refunded to 1/1/23 @ 100)	485,000	510,145
Series 2014 A, 5% 1/1/28	570,000	633,763
Series 2015 E, 5% 1/1/45	685,000	772,620
Series 2017 D1, 1 month U.S. LIBOR + 0.700% 0.76% 1/1/24 (b)(d)	550,000	553,446
Series 2021 A:
4% 1/1/42	235,000	280,054
4% 1/1/51	2,850,000	3,351,403
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/46	275,000	330,875
5.25% 6/15/43	2,145,000	2,626,814
Series 2006 C:
0% 12/15/30 (FGIC Insured)	700,000	594,586
0% 12/15/31 (FGIC Insured)	585,000	483,514
0% 12/15/34	500,000	385,968
Series 2008 A, 0% 12/15/28	910,000	811,081
Series 2012 AA, 5% 6/15/24	570,000	584,385
Series 2018 A:
5% 6/15/29	250,000	293,904
5% 6/15/31	1,070,000	1,252,265
Series 2019 BB, 5% 6/15/44	300,000	361,833
Series 2020 AA, 4% 6/15/50	1,380,000	1,596,234
Series 2021 A:
4% 6/15/34	295,000	348,217
4% 6/15/35	150,000	176,537
4% 6/15/36	810,000	950,752
4% 6/15/38	325,000	377,414
Series 2022 A:
4% 6/15/39	410,000	474,719
4% 6/15/40	415,000	479,299
4% 6/15/41	300,000	345,409
4% 6/15/42	205,000	235,266
Series 2022 AA:
5% 6/15/35	190,000	243,164
5% 6/15/36	275,000	350,086
5% 6/15/37	220,000	278,794
5% 6/15/38	110,000	138,715
Series A:
5% 12/15/25	350,000	408,230
5% 12/15/26	250,000	300,234
Series AA:
4% 6/15/45	285,000	325,035
4% 6/15/50	1,500,000	1,701,824
5% 6/15/44	300,000	318,246
Series BB, 4% 6/15/44	710,000	795,822
South Jersey Port Corp. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/42 (a)	165,000	192,304
5% 1/1/48 (a)	690,000	800,943
Series 2017 A, 5% 1/1/49	55,000	64,604
The Poll. Cont. Fin. Auth. of Gloucester County Poll. Cont. Rev. (Logan Proj.) Series 2014 A, 5% 12/1/24 (a)	205,000	217,779
Union County Impt. Auth. Solid Waste Disp. Rev. (Aries Linden, LLC Proj.) Series 2019, 6.75% 12/1/41 (a)(c)	220,000	230,338

TOTAL NEW JERSEY		56,274,071

New Mexico - 0.0%
Farmington Poll. Cont. Rev. Bonds (Pub. Svc. Co. of New Mexico San Juan Proj.) Series 2010 C, 1.15%, tender 6/1/24 (b)	245,000	248,476
New Mexico Hosp. Equip. Ln. Council Rev. Series 2019 A, 4% 8/1/48	545,000	627,392

TOTAL NEW MEXICO		875,868

New York - 2.7%
Brookhaven Loc Dev. Corp. (Active Retirement Cmnty., Inc. D/B/A Jeffersons Ferry Proj.) Series 2016, 5.25% 11/1/36	90,000	106,692
Brooklyn Arena Local Dev. Corp. Series 2016 A, 5% 7/15/42	585,000	675,530
Build NYC Resource Corp. Rev.:
(Richmond Preparatory Charter School Proj.) Series 2021 A, 5% 6/1/51 (c)	150,000	168,551
(Shefa School Proj.) Series 2021 A, 5% 6/15/51 (c)	585,000	700,163
Build NYC Resource Corp. Solid Waste Disp. Rev. (Pratt Paper NY, Inc. Proj.) Series 2014, 5% 1/1/35 (a)(c)	940,000	1,043,175
Dorm. Auth. New York Univ. Rev.:
Series 2011 A, 5% 10/1/25	5,000	5,020
Series 2016 A, 5% 7/1/37	315,000	377,044
Series 2017:
5% 12/1/30 (c)	100,000	119,847
5% 12/1/31 (c)	100,000	119,590
5% 12/1/34 (c)	100,000	119,072
5% 12/1/35 (c)	105,000	124,797
5% 12/1/36 (c)	100,000	118,738
5% 12/1/37 (c)	105,000	124,489
Erie County Tobacco Asset Securitization Corp. Series 2006 A, 0% 6/1/60 (c)	9,465,000	525,829
Glen Cove Local Econ. Assistance Corp. Rev. (Garvies Point Pub. Impt. Proj.):
Series 2016 A, 5% 1/1/56	480,000	528,014
Series 2016 B, 0% 1/1/45	2,955,000	1,187,263
Series 2016 C, 0% 1/1/55 (f)	705,000	754,552
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 4% 2/15/47	300,000	338,014
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	2,200,000	3,109,281
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 A:
5% 9/1/37	260,000	268,930
5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	160,000	165,754
Series 2012, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	210,000	217,603
Series 2014 A:
5% 9/1/34	160,000	179,119
5% 9/1/39	250,000	278,782
5% 9/1/44	250,000	277,697
Series 2015 B, 5% 9/1/45	250,000	286,163
Series 2016 B, 5% 9/1/41	345,000	406,733
Series 2017, 5% 9/1/47	175,000	212,890
Series 2019 A, 4% 9/1/34	300,000	352,632
Series 2021 A, 4% 9/1/32	250,000	310,137
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 4% 7/1/50	1,060,000	1,229,100
Nassau County Gen. Oblig. Series 2019 B, 5% 4/1/44 (FSA Insured)	250,000	314,150
Nassau County Indl. Dev. Agcy.:
Series 2021 A, 9% 1/1/41 (c)	675,000	675,267
Series 2021 B, 5% 1/1/58 (g)	1,390,000	1,351,637
New York City Gen. Oblig.:
Series 2014 J:
5% 8/1/30	525,000	586,542
5% 8/1/33	180,000	200,846
Series 2017 B:
5% 12/1/37	515,000	615,247
5% 12/1/41	570,000	679,725
Series 2018 B1:
5% 10/1/38	310,000	377,175
5.25% 10/1/32	500,000	621,690
Series 2018 E1:
5% 3/1/41	15,000	18,342
5% 3/1/44	570,000	695,175
Series 2018 F, 5% 4/1/45	610,000	744,282
Series 2018 F1, 5% 4/1/43	300,000	367,312
Series 2019 D1:
4% 12/1/42	195,000	226,547
5% 12/1/42	610,000	760,894
Series 2019:
3% 8/1/36	300,000	328,536
4% 8/1/38	300,000	352,751
Series 2020 C, 5% 8/1/43	170,000	216,797
Series 2020 D:
4% 3/1/41	300,000	352,940
4% 3/1/50	500,000	578,965
Series 2021 F1, 4% 3/1/40	245,000	292,404
Series 2021, 4% 8/1/40	655,000	786,985
Series B, 5% 10/1/42	850,000	1,063,217
New York City Hsg. Dev. Corp. Series 2013 E1C, 4.95% 11/1/46	250,000	289,479
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Series 2019 G1B, 3.05% 5/1/50	500,000	513,582
Series 2019 J:
3.05% 11/1/49	300,000	311,438
3.15% 11/1/54	500,000	519,654
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 EE, 5% 6/15/47	250,000	266,517
Series 2014 CC, 5% 6/15/47	250,000	276,443
Series 2018 EE, 5% 6/15/40	300,000	368,799
Series 2020:
4% 6/15/42	250,000	296,133
4% 6/15/43	250,000	298,055
Series 2021 AA1, 4% 6/15/50	1,885,000	2,222,523
Series 2021, 3.5% 6/15/48	600,000	671,534
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2013 S1, 5% 7/15/37	570,000	586,441
Series 2015 S1:
5% 7/15/33	250,000	284,578
5% 7/15/36	300,000	340,893
Series 2016 S1, 5% 7/15/43	275,000	319,307
Series 2018 S3, 5% 7/15/43	610,000	752,417
Series 2019 S1, 5% 7/15/45	610,000	750,576
Series 2019 S3, 5% 7/15/37	290,000	360,909
New York City Transitional Fin. Auth. Rev.:
Series 2014 A1, 5% 11/1/42	1,145,000	1,239,893
Series 2017 A, 5% 8/1/34	250,000	306,238
Series 2017 A1, 5% 5/1/33	275,000	325,108
Series 2017 F1, 5% 5/1/42	300,000	362,182
Series 2019 B1:
5% 8/1/36	845,000	1,058,510
5% 8/1/38	610,000	760,367
Series 2019 C1, 4% 11/1/38	275,000	324,187
Series 2020 B1:
4% 11/1/37	800,000	954,463
4% 11/1/38	250,000	297,563
4% 11/1/39	610,000	724,197
4% 11/1/41	275,000	324,822
4% 11/1/42	300,000	353,530
Series 2021 A, 3% 11/1/37	250,000	272,394
Series 2021 C, 4% 5/1/40	250,000	298,354
Series 2021 C1, 4% 5/1/38	300,000	359,674
Series 2021 E1, 4% 2/1/42	250,000	296,703
Series 2021 F1:
4% 11/1/36	60,000	72,699
4% 11/1/37	180,000	217,217
Series 2021, 4% 11/1/38	250,000	303,348
Series 2022 B1, 5% 8/1/45	1,330,000	1,722,492
Series C1, 4% 5/1/42	250,000	296,888
New York Dorm. Auth. Personal Income Tax Rev. Series 2012 B:
5% 3/15/32	760,000	770,392
5% 3/15/34	570,000	577,760
New York Dorm. Auth. Rev.:
Series 2013 A, 5% 7/1/44	170,000	179,600
Series 2020 A, 4% 7/1/50	570,000	662,885
Series 2021 A, 4% 7/1/46	330,000	393,733
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/35	735,000	874,572
Series 2017 A:
5% 3/15/39	460,000	554,662
5% 3/15/40	250,000	301,261
5% 3/15/42	225,000	270,564
Series 2018 A:
5% 3/15/40	600,000	743,101
5% 3/15/43	250,000	307,581
Series 2018 C, 4% 3/15/44	275,000	315,997
Series 2018 E, 5% 3/15/40	250,000	314,199
New York Liberty Dev. Corp.:
(3 World Trade Ctr. Proj.) Series 2014:
5.15% 11/15/34 (c)	335,000	372,344
5.375% 11/15/40 (c)	2,305,000	2,559,195
(Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	400,000	419,312
(Bank of America Tower At One Bryant Park Proj.) Series 2019 3, 2.8% 9/15/69	345,000	357,152
(World Trade Ctr. Proj.) Series 2021 A, 3% 11/15/51	275,000	285,742
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 A:
5% 11/15/22	300,000	313,752
5.25% 11/15/31	610,000	737,525
5.25% 11/15/33	250,000	301,937
5.25% 11/15/34	275,000	332,971
5.25% 11/15/36	275,000	332,404
Series 2016 B1, 5% 11/15/36	300,000	358,002
Series 2016 B2, 5% 11/15/36	225,000	268,528
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2002 D2:
0.550% x U.S. Secured Overnight Fin. Rate (SOFR) Indx 0.584%, tender 4/1/24 (FSA Insured) (b)(d)	1,245,000	1,246,035
0.550% x U.S. Secured Overnight Fin. Rate (SOFR) Indx 0.584%, tender 4/1/24 (FSA Insured) (b)(d)	205,000	205,170
Series 2006 B, 5.25% 11/15/26 (FSA Insured)	485,000	588,923
Series 2013 C:
5% 11/15/38	250,000	263,779
5% 11/15/42	275,000	289,675
Series 2017 D, 5% 11/15/33	165,000	198,943
Series 2019 C:
4% 11/15/48 (FSA Insured)	275,000	319,166
5% 11/15/40	250,000	311,786
5% 11/15/44	400,000	495,135
Series 2019 F, 5% 11/15/22	510,000	532,547
Series 2020 A:
4% 2/1/22	350,000	352,129
5% 2/1/23	270,000	284,406
5% 11/15/47	670,000	812,779
Series 2020 A1:
4% 11/15/42 (FSA Insured)	250,000	293,164
5% 11/15/49	1,275,000	1,544,605
Series 2020 C1, 5.25% 11/15/55	670,000	824,508
Series 2020 D, 5% 11/15/45	350,000	429,591
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	15,000	18,092
Series 2017 B, 5% 2/15/38	300,000	366,597
Series 2019 A, 5% 3/15/46	610,000	756,990
Series 2019 D:
4% 2/15/39	275,000	324,294
4% 2/15/47	700,000	812,216
5% 2/15/48	275,000	342,702
Series 2020 A, 3% 3/15/38	300,000	324,890
Series 2021 A:
4% 3/15/39	1,215,000	1,458,260
4% 3/15/40	800,000	957,664
New York State Hsg. Fin. Agcy. Rev.:
Series 2020 L2, 0.75% 11/1/25	545,000	545,107
Series 2020 M2, 0.75% 11/1/25	305,000	305,065
New York State Urban Dev. Corp.:
Series 2020 C:
3% 3/15/40	400,000	430,174
5% 3/15/47	250,000	317,259
Series 2020 E:
4% 3/15/34	300,000	359,411
4% 3/15/37	2,655,000	3,149,269
4% 3/15/38	315,000	372,990
4% 3/15/39	1,215,000	1,435,885
4% 3/15/43	340,000	397,718
New York State Urban Eev Corp.:
Series 2019 A, 5% 3/15/41	300,000	379,964
Series 2021 A:
3% 3/15/40	550,000	594,236
4% 3/15/43	425,000	511,225
New York Thruway Auth. Gen. Rev.:
Series 2019 B:
4% 1/1/39	375,000	438,504
4% 1/1/45	250,000	288,568
4% 1/1/50	300,000	344,319
4% 1/1/50 (FSA Insured)	300,000	346,740
Series 2020 N:
4% 1/1/45	250,000	290,395
5% 1/1/34	275,000	353,580
5% 1/1/35	250,000	320,153
5% 1/1/36	350,000	446,799
5% 1/1/38	250,000	317,507
Series 2021 O, 4% 1/1/39	250,000	301,766
New York Thruway Auth. Personal Income Tax Rev. Series 2021 A1, 4% 3/15/52	225,000	263,521
New York Trans. Dev. Corp.:
(American Airlines, Inc. John F. Kennedy Int'l. Arpt. Proj.):
Series 2016:
5% 8/1/26 (a)	900,000	902,094
5% 8/1/31 (a)	1,130,000	1,132,586
Series 2020:
5.25% 8/1/31 (a)	165,000	197,023
5.375% 8/1/36 (a)	195,000	245,518
(Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2020:
4.375% 10/1/45 (a)	1,465,000	1,692,349
5% 10/1/40 (a)	230,000	282,573
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/34 (a)	710,000	850,329
(Delta Airlines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2020, 5% 10/1/35 (a)	685,000	849,320
Series 2016 A:
4% 7/1/31 (a)	300,000	325,046
4% 7/1/36 (FSA Insured) (a)	500,000	539,951
Series 2021:
2.25% 8/1/26 (a)	80,000	82,841
3% 8/1/31 (a)	180,000	195,578
New York Urban Dev. Corp. Rev.:
Series 2016 A, 5% 3/15/30	300,000	352,333
Series 2019 A:
5% 3/15/37	345,000	430,122
5% 3/15/43	275,000	339,543
Onondaga Civic Dev. Corp.:
(St. Joseph's Hosp. Health Ctr. Proj.) Series 2012, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	955,000	981,567
Series 2011:
5.25% 12/1/41 (Pre-Refunded to 12/1/21 @ 100)	245,000	245,000
5.5% 12/1/31 (Pre-Refunded to 12/1/21 @ 100)	245,000	245,000
Onondaga County Trust for Cultural Resources Rev. Series 2019, 5% 12/1/43	500,000	638,494
Orange County N Y Fdg Corp. Assistance (The Hamlet at Wallkill Assisted Living Proj.) Series 2012, 6.5% 1/1/46	325,000	327,262
Port Auth. of New York & New Jersey Series 2020 222, 4% 7/15/39	250,000	298,483
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (c)	125,000	129,195
5.375% 11/1/54 (c)	105,000	108,486
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/34	250,000	297,711
Tompkins County Dev. Corp. Continuing Care Retirement Cmnty. Rev.:
(Kendal at Itchaca, Inc. Proj.) Series 2014 A, 5% 7/1/29	55,000	60,620
(Kendal at Ithaca, Inc. Proj.) Series 2014 A, 5% 7/1/34	100,000	109,466
(Kendal at Ithaca, Inc. Proj.) Series 2014 A, 5% 7/1/44	110,000	119,504
Triborough Bridge & Tunnel Auth.:
Series 2021 A1, 5% 5/15/51	910,000	1,166,357
Series 2021 C2, 3% 5/15/32	250,000	283,835
Triborough Bridge & Tunnel Auth. Revs.:
Series 2011 A, 5% 1/1/28 (Pre-Refunded to 1/1/22 @ 100)	365,000	366,432
Series 2012 B, 5% 11/15/25	245,000	255,986
Series 2017 B, 5% 11/15/35	250,000	304,103
Series 2018 A:
5% 11/15/45	300,000	366,435
5% 11/15/46	250,000	305,057
Series 2019 A:
5% 11/15/43	250,000	312,749
5% 11/15/49	350,000	434,487
Series 2020 A, 5% 11/15/49	755,000	962,045
Westchester County Indl. Dev. Agcy. Spl. Facility Rev. (Million Air Two LLC Gen. Aviation Facilities Proj.) Series 2017 A, 7% 6/1/46 (a)(c)	100,000	106,796
Westchester County Local Dev. Co. Series 2014 A, 5.5% 5/1/42	1,370,000	1,508,655

TOTAL NEW YORK		105,059,037

New York And New Jersey - 0.1%
New York Liberty Dev. Corp. Series 2011 1WTC, 5% 12/15/41	300,000	300,698
Port Auth. of New York & New Jersey:
Series 2012 172:
4.25% 10/1/32 (a)	250,000	253,083
5% 10/1/34 (a)	245,000	248,761
Series 2016 197:
5% 11/15/34 (a)	300,000	356,206
5% 11/15/35 (a)	250,000	296,441
Series 2019 218, 4% 11/1/41 (a)	250,000	291,848
Series 214, 4% 9/1/43 (a)	535,000	620,312

TOTAL NEW YORK AND NEW JERSEY		2,367,349

North Carolina - 0.5%
Mecklenburg County Gen. Oblig.:
Series 2016 A, 5% 9/1/25	915,000	1,069,798
Series 2017 A, 5% 4/1/25	290,000	334,192
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5.5% 11/1/26 (FSA Insured)	120,000	120,535
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Lutheran Svcs. for the Aging) Series 2012 A:
4.75% 3/1/32 (Pre-Refunded to 3/1/22 @ 100)	60,000	60,660
5% 3/1/37 (Pre-Refunded to 3/1/22 @ 100)	120,000	121,394
5% 3/1/42 (Pre-Refunded to 3/1/22 @ 100)	120,000	121,394
Series 2015:
5% 10/1/25	215,000	230,645
5% 10/1/30	115,000	122,741
5% 10/1/35	350,000	371,586
5% 6/1/40	1,575,000	1,793,839
5% 6/1/45	1,600,000	1,816,393
Series 2021 A, 4% 3/1/51	150,000	162,408
Series 2021 C:
4% 3/1/36	140,000	151,580
4% 3/1/42	295,000	313,500
North Carolina Med. Care Commission Retirement Facilities Rev.:
(Salemtowne Proj.) Series 2015:
5.25% 10/1/35	120,000	120,250
5.25% 10/1/37	55,000	60,048
5.375% 10/1/45	715,000	777,878
Series 2013, 6.25% 7/1/35 (Pre-Refunded to 7/1/23 @ 100)	275,000	300,213
Series 2015 A, 5% 9/1/37 (Pre-Refunded to 9/1/24 @ 100)	125,000	140,338
Series 2015:
4.7% 7/1/37	165,000	175,955
4.875% 7/1/40	325,000	347,244
5% 7/1/45	270,000	288,671
Series 2016:
5% 10/1/31	105,000	114,145
5% 10/1/37	95,000	102,483
Series 2017 A, 5% 7/1/47	70,000	76,879
Series 2017 C, 5% 9/1/41 (Pre-Refunded to 9/1/23 @ 103)	100,000	110,867
Series 2019 A:
5% 7/1/39	105,000	118,123
5% 7/1/44	135,000	150,936
5% 7/1/49	120,000	133,668
Series 2021 A:
4% 9/1/41	65,000	73,320
4% 9/1/47	60,000	66,797
4% 9/1/51	60,000	66,361
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 A, 5% 1/1/28	930,000	1,081,059
North Carolina Tpk. Auth. Monroe Expressway Toll Rev. Series 2016 A:
5% 7/1/42	70,000	79,669
5% 7/1/47	325,000	368,054
5% 7/1/51	315,000	355,970
5% 7/1/54	1,230,000	1,388,253
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2017:
5% 1/1/30	90,000	106,250
5% 1/1/32	135,000	158,400
Series 2018:
5% 1/1/36 (FSA Insured)	345,000	431,813
5% 1/1/40	1,025,000	1,240,842
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/34 (a)	260,000	329,610
5% 5/1/35 (a)	120,000	151,867
5% 5/1/36 (a)	60,000	75,771
Univ. of North Carolina at Chapel Hill Rev. Series 2021 B:
5% 12/1/36	495,000	671,028
5% 12/1/37	775,000	1,047,965
5% 12/1/38	875,000	1,180,813
Univ. of North Carolina Hosp. at Chapel Hill Rev. Series 2016, 5% 2/1/46	60,000	70,380

TOTAL NORTH CAROLINA		18,752,585

North Dakota - 0.0%
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (FSA Insured)	300,000	310,186
Univ. of North Dakota Hsg. and Auxiliary Facilities Rev. Series 2019 A, 4% 4/1/44 (FSA Insured)	250,000	289,370

TOTAL NORTH DAKOTA		599,556

Ohio - 1.0%
Akron Bath Copley Hosp. District Rev. Series 2012, 5% 11/15/42	250,000	255,017
American Muni. Pwr., Inc. Rev. Series 2021 A:
4% 2/15/34	475,000	561,822
5% 2/15/33	300,000	383,724
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	915,000	942,743
4% 6/1/37	315,000	368,807
4% 6/1/38	215,000	250,934
4% 6/1/39	425,000	494,365
4% 6/1/48	1,345,000	1,520,536
Series 2020 B2, 5% 6/1/55	12,385,000	14,210,657
Cleveland-Cuyahoga County Port Auth.:
(Playhouse Square Foundation Proj.) Series 2018:
5.5% 12/1/43	105,000	123,047
5.5% 12/1/53	590,000	685,301
(The Cleveland Museum of Natural History Proj.) Series 2021:
4% 7/1/40	35,000	41,555
4% 7/1/41	45,000	53,294
4% 7/1/46	90,000	105,395
4% 7/1/51	120,000	139,771
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/42	275,000	322,674
5% 2/15/57	180,000	209,717
5.25% 2/15/47	250,000	296,726
5.5% 2/15/52	1,795,000	2,148,749
5.5% 2/15/57	1,535,000	1,829,038
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	845,000	975,066
5% 12/1/51	1,135,000	1,298,553
Franklin County Health Care Facilities Rev. Series 2013 A:
6.125% 7/1/40 (Pre-Refunded to 7/1/22 @ 100)	25,000	25,838
6.125% 7/1/40 (Pre-Refunded to 7/1/22 @ 100)	415,000	428,904
Hamilton County Healthcare Rev.:
(Life Enriching Cmntys. Proj.):
Series 2016, 5% 1/1/36	180,000	198,527
Series 2017 A, 5% 1/1/52	120,000	132,538
(Life Enriching Communitites Proj.) Series 2016, 5% 1/1/46	510,000	555,642
Marion County Health Care Rev. Series 2019:
5% 12/1/39	100,000	109,490
5.125% 12/1/49	110,000	119,734
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/44	305,000	316,682
Ohio Air Quality Dev. Auth. Exempt Facilities Rev.:
(AMG Vanadium Proj.) Series 2019, 5% 7/1/49 (a)(c)	1,045,000	1,222,796
(Pratt Paper (OH), LLC Proj.) Series 2017, 4.5% 1/15/48 (a)(c)	310,000	358,483
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Valley Elec. Corp. Proj.) Series 2019 A, 3.25% 9/1/29	765,000	828,692
Series 2012 A, 6.75% 6/1/24 (a)	365,000	367,867
Ohio Hosp. Facilities Rev. Series 2019 B, 4% 1/1/46	300,000	345,702
Ohio Hosp. Rev. Series 2020 A:
4% 1/15/38	65,000	75,506
4% 1/15/39	120,000	139,131
4% 1/15/50	610,000	693,655
5% 1/15/50	515,000	629,817
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2018 A, 4.5% 9/1/48	250,000	275,102
Ohio State Univ. Gen. Receipts Series 2021 A, 4% 12/1/48	1,190,000	1,426,992
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2013 A1, 5% 2/15/28	30,000	31,674
Southeastern Ohio Port Auth. Hosp. Facilities Rev. (Memorial Health Sys. Obligated Group Proj.) Series 2012, 6% 12/1/42	865,000	894,971
Southern Ohio Port Auth. Exempt Facility Rev. (Purecycle Proj.) Series 2020 A, 7% 12/1/42 (a)(c)	120,000	137,891
Toledo Wtrwks. Rev. Series 2013, 5% 11/15/38	120,000	127,371
Univ. of Cincinnati Gen. Receipts Series 2017 A, 5% 6/1/45	350,000	424,935

TOTAL OHIO		37,085,431

Oklahoma - 0.2%
Garfield County Edl. Facilities Auth. (Enid Pub. Schools Proj.) Series 2016 A:
5% 9/1/28	250,000	296,603
5% 9/1/29	250,000	295,857
Norman Reg'l. Hosp. Auth. Hosp. Rev. Series 2019, 4% 9/1/45	505,000	577,966
Oklahoma County Fin. Auth. Rev.:
(Epworth Villa Proj.):
Series 2004 B, 5.75% 4/1/27 (b)	40,000	34,000
Series 2005 B, 6% 4/1/30 (b)	50,000	42,500
Series 2012 A:
5% 4/1/33	180,000	153,000
5.125% 4/1/42	180,000	153,000
Series 2005 A, 5.875% 4/1/30	235,000	199,750
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5.5% 8/15/52	530,000	655,437
5.5% 8/15/57	550,000	678,994
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2021 A, 4% 1/1/47 (FSA Insured)	250,000	293,787
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 1989, 6% 1/1/22 (Escrowed to Maturity)	1,545,000	1,552,190
Series 2017 C, 5% 1/1/47	160,000	191,524
Tulsa Indl. Auth. Rev. (Montereau, Inc. Proj.) Series 2017:
5% 11/15/31	115,000	130,127
5.25% 11/15/37	75,000	85,266
5.25% 11/15/45	160,000	180,203
Tulsa Muni. Arpt. Trust Rev. Series 2001 B, 5.5% 12/1/35 (a)	670,000	711,536

TOTAL OKLAHOMA		6,231,740

Oregon - 0.1%
Clackamas County Hosp. Facility Auth.:
(Willamette View, Inc.) Series 2017 A, 5% 11/15/47	85,000	93,003
(Williamette View Proj.) Series 2017 A, 5% 11/15/32	30,000	33,386
(Williamette View, Inc.) Series 2017 A:
5% 11/15/37	30,000	33,146
5% 11/15/52	90,000	98,296
Oregon Facilities Auth. Rev. (Legacy Health Proj.) Series 2016 A, 5% 6/1/46	505,000	587,793
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single-Family Mtg. Prog.) Series 2018 C, 4.5% 7/1/49	250,000	270,808
Port of Portland Arpt. Rev.:
Series 2017 24B, 5% 7/1/42 (a)	365,000	429,783
Series 2020 27A, 4% 7/1/39 (a)	610,000	713,401
Series 2020, 5% 7/1/37 (a)	300,000	377,566
Univ. of Oregon Gen. Rev. Series 2021 A, 3.5% 4/1/52	1,000,000	1,120,480
Yamhill County Hosp. Auth. Rev. Series 2016 A:
4% 11/15/26	20,000	21,510
5% 11/15/31	20,000	21,975
5% 11/15/36	30,000	32,844
5% 11/15/46	80,000	86,779

TOTAL OREGON		3,920,770

Pennsylvania - 0.8%
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A:
4% 4/1/44	5,000	5,577
5% 4/1/47	210,000	251,400
Allegheny County Indl. Dev. Auth. Enviromental Impt. Rev. (United States Steel Corp. Proj.) Series 2019, 4.875% 11/1/24	75,000	81,785
Allentown Neighborhood Impt. Zone Dev. Auth. Tax Rev.:
(City Ctr. Rfdg. Proj.):
Series 2017:
5% 5/1/27 (c)	465,000	546,145
5% 5/1/32 (c)	210,000	243,104
5% 5/1/42 (c)	545,000	622,474
Series 2018:
5% 5/1/33 (c)	210,000	247,466
5% 5/1/42 (c)	350,000	409,688
5.375% 5/1/42 (c)	580,000	676,369
Series 2012 A, 5% 5/1/42	90,000	91,633
Series 2022:
5% 5/1/31	40,000	50,083
5% 5/1/32	45,000	56,893
5% 5/1/33	50,000	63,082
5% 5/1/34	45,000	56,656
5% 5/1/35	50,000	62,824
5% 5/1/42	180,000	222,456
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/35	510,000	574,372
5% 7/1/39	290,000	325,317
Chester County Indl. Dev. Auth. Rev. (Longwood Gardens, Inc. Proj.) Series 2021:
4% 12/1/46	445,000	526,851
4% 12/1/51	605,000	710,163
Commonwealth Fing. Auth. Tobacco:
Series 2018 A, 5% 6/1/31	300,000	369,477
Series 2018:
4% 6/1/39 (FSA Insured)	250,000	285,825
5% 6/1/34	15,000	18,280
Cumberland County Muni. Auth. Rev.:
(Asbury Pennsylvania Obligated Group) Series 2012, 5.25% 1/1/32	180,000	180,726
Series 2021 A:
4.5% 1/1/36 (c)	240,000	255,022
4.5% 1/1/40 (c)	815,000	859,576
4.5% 1/1/41 (c)	255,000	268,401
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 1998 A, 5.5% 8/1/28 (AMBAC Insured)	305,000	390,241
Doylestown Hosp. Auth. Hosp. Rev. Series 2019, 5% 7/1/49	450,000	525,656
East Hempfield Township Indl. Dev. Auth. Rev.:
Series 2014:
5% 7/1/34 (Pre-Refunded to 7/1/24 @ 100)	60,000	67,024
5% 7/1/39 (Pre-Refunded to 7/1/24 @ 100)	60,000	67,024
5% 7/1/46 (Pre-Refunded to 7/1/24 @ 100)	95,000	106,121
Series 2015:
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	50,000	57,875
5% 7/1/35 (Pre-Refunded to 7/1/25 @ 100)	65,000	75,237
5% 7/1/47 (Pre-Refunded to 7/1/25 @ 100)	455,000	526,661
Franklin County Indl. Dev. Auth. (Menno-Haven, Inc. Proj.) Series 2018:
5% 12/1/38	120,000	132,125
5% 12/1/43	75,000	82,069
5% 12/1/48	80,000	87,191
5% 12/1/53	85,000	92,473
Geisinger Auth. Health Sys. Rev. Series 2020 A, 4% 4/1/39	250,000	292,284
Lancaster County Hosp. Auth. Health Ctr. Rev.:
Series 2015:
5.25% 7/1/35	15,000	16,212
5.5% 7/1/45	60,000	64,653
Series 2021:
5% 11/1/46	300,000	370,597
5% 11/1/51	300,000	369,690
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/44	250,000	309,338
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4.25% 2/15/42	300,000	307,878
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 A:
5% 9/1/34	335,000	411,713
5% 9/1/37	305,000	373,194
5% 9/1/43	305,000	369,622
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/45	1,385,000	1,566,291
Montgomery County Indl. Dev. Auth. Rev.:
(Foulkeways At Gwynedd Proj.) Series 2016, 5% 12/1/46	670,000	734,551
Series 2015:
5.25% 1/1/40	210,000	225,658
5.375% 1/1/50	725,000	776,834
Montgomery Gen. Oblig. Series 2021 A, 5% 1/1/37	285,000	374,111
Moon Indl. Dev. Auth. Rev. Series 2015, 6.125% 7/1/50	250,000	266,947
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A, 4% 11/15/42	250,000	284,071
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.:
(Covanta Proj.) Series 2019 A, 3.25% 8/1/39 (a)(c)	250,000	256,359
Bonds (Consol Energy, Inc. Proj.) Series 2021 A, 9%, tender 4/13/28 (a)(b)(c)	700,000	863,409
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2007 A, 3 month U.S. LIBOR + 0.650% 0.738% 7/1/39 (XL Cap. Assurance, Inc. Insured) (b)(d)	510,000	470,683
Series 2012 A:
5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	100,000	102,791
5% 7/1/41 (Pre-Refunded to 7/1/22 @ 100)	395,000	406,026
Series 2013 A, 5.5% 7/15/38 (Pre-Refunded to 7/15/23 @ 100)	170,000	184,173
Series 2014, 5% 7/15/38	145,000	157,334
Series 2015 A:
5% 9/1/39	180,000	202,921
5% 9/1/45	225,000	253,229
Series 2019:
4% 8/15/44	350,000	408,838
4% 8/15/49	570,000	659,949
Series 2021 A, 4% 8/15/43	640,000	766,933
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2021 A, 4% 12/1/51	1,335,000	1,578,107
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2014 C, 5% 12/1/44	120,000	135,182
Series 2016 A1, 5% 12/1/46	250,000	292,588
Series 2018 A2, 5% 12/1/43	225,000	278,532
Series 2019 A, 5% 12/1/44	275,000	347,393
Philadelphia Arpt. Rev. Series 2021, 4% 7/1/46 (a)	465,000	539,706
Philadelphia Auth. for Indl. Dev. Series 2016 2, 5% 4/1/34	935,000	1,061,633
Philadelphia Auth. for Indl. Dev. Sr. Living Facilities Rev. Series 2017 A:
5% 7/1/37	190,000	212,808
5% 7/1/42	130,000	144,394
5% 7/1/49	220,000	242,568
Philadelphia Gen. Oblig. Series 2019 B, 5% 2/1/38	250,000	311,748
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Series 2017:
5% 7/1/28	305,000	365,281
5% 7/1/30	60,000	71,266
Philadelphia School District:
Series 2019 A, 5% 9/1/44	755,000	940,994
Series 2021 A, 4% 9/1/46	610,000	713,037
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2012, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	120,000	125,221
Series 2017 A, 5% 10/1/47	250,000	302,687
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (FSA Insured)	250,000	312,827
State Pub. School Bldg. Auth. College Rev. (Cmnty. College of Philadelphia Proj.) Series 2015, 5% 6/15/28	250,000	284,557
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A:
5% 6/1/31	625,000	747,671
5% 6/1/32 (FSA Insured)	610,000	728,739

TOTAL PENNSYLVANIA		31,854,570

Puerto Rico - 2.0%
GDB Debt Recovery Auth. Series 2018, 7.5% 8/20/40	1,320,000	1,240,800
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2008 A, 6.125% 7/1/24	105,000	113,876
Series 2020 A:
5% 7/1/30 (c)	1,215,000	1,515,579
5% 7/1/35 (c)	1,235,000	1,508,218
5% 7/1/47 (c)	2,080,000	2,470,449
Series 2021 A:
4% 7/1/42 (c)	715,000	809,766
5% 7/1/33 (c)	250,000	313,543
Series 2021 B:
4% 7/1/42 (c)	755,000	855,068
4% 7/1/47 (c)	670,000	750,125
5% 7/1/25 (c)	250,000	284,232
5% 7/1/29 (c)	655,000	805,895
5% 7/1/33 (c)	625,000	783,858
5% 7/1/37 (c)	750,000	926,485
Series 2022 A:
4% 7/1/42	1,070,000	1,183,314
5% 7/1/25	250,000	277,284
5% 7/1/28	250,000	293,743
5% 7/1/29	250,000	297,783
5% 7/1/33	1,275,000	1,570,675
5% 7/1/37	1,425,000	1,742,532
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 B, 5% 7/1/41	830,000	396,325
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A, 5% 7/1/19	120,000	118,500
Series 2007 A4, 5.25% 7/1/30 (FSA Insured)	90,000	90,898
Series 2008 A:
5.125% 7/1/28	510,000	497,250
5.25% 7/1/25	335,000	327,881
5.5% 7/1/32	400,000	392,500
Series 2008 C, 5.9% 7/1/28	150,000	145,688
Series 2009 B:
5.75% 7/1/38	1,110,000	1,076,700
6.5% 7/1/37	200,000	201,250
Series 2009 C, 6% 7/1/39	1,630,000	1,593,325
Series 2011 C:
6% 7/1/32	155,000	149,188
6% 7/1/35	135,000	127,575
Series 2012 A:
5% 7/1/35 (FSA Insured)	750,000	755,661
5% 7/1/41	5,000	4,425
Series 2012 B, 3.65% 7/1/16	195,000	177,694
Series 2021 A:
5% 7/1/24	215,000	212,044
5% 7/1/41	3,410,000	3,060,475
5.125% 7/1/37	2,705,000	2,495,363
5.25% 7/1/22	485,000	479,544
5.25% 7/1/31	150,000	150,000
5.25% 7/1/34	175,000	173,469
5.375% 7/1/33	100,000	98,250
5.5% 7/1/39	560,000	526,400
5.75% 7/1/28	1,085,000	1,023,969
5.75% 7/1/41	870,000	850,425
6% 7/1/38	60,000	60,000
8% 7/1/35	5,085,000	4,449,375
Series 2021 B, 6% 7/1/39	830,000	830,000
Series 2021 C, 5.75% 7/1/36	1,225,000	1,119,344
Series 2021:
5% 7/1/35	150,000	148,125
5.25% 7/1/27	5,000	4,944
5.25% 7/1/30	685,000	678,150
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2005 SS, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	305,000	309,532
Series 2007 TT:
5% 7/1/20	65,000	62,563
5% 7/1/24	255,000	250,538
5% 7/1/25	80,000	78,600
5% 7/1/26	100,000	98,250
5% 7/1/27	275,000	270,188
5% 7/1/32	365,000	358,613
5% 7/1/37	1,145,000	1,124,963
Series 2008 WW:
5% 7/1/28	260,000	255,450
5.25% 7/1/33	435,000	428,475
5.5% 7/1/18	55,000	53,281
5.5% 7/1/38	550,000	543,125
Series 2010 AAA:
5.25% 7/1/25	5,000	4,925
5.25% 7/1/27	90,000	88,650
5.25% 7/1/29	305,000	300,425
Series 2010 CCC:
5% 7/1/27	20,000	19,650
5% 12/31/49	115,000	110,688
5.25% 7/1/26	120,000	118,200
5.25% 7/1/27	560,000	551,600
5.25% 7/1/28	235,000	231,475
Series 2010 XX:
4.75% 7/1/26	30,000	29,363
5.25% 7/1/27	25,000	24,625
5.25% 7/1/35	265,000	261,025
5.25% 7/1/40	520,000	512,200
5.75% 7/1/36	210,000	208,163
Series 2010 ZZ:
3.7% 7/1/17	15,000	13,931
4.75% 7/1/27	25,000	24,469
5% 7/1/17	25,000	24,063
5% 7/1/19	150,000	144,375
5% 7/1/28	20,000	19,650
5.25% 7/1/19	200,000	193,250
5.25% 7/1/23	50,000	49,250
5.25% 7/1/24	40,000	39,400
5.25% 7/1/26	295,000	290,575
Series 2012 A:
5% 7/1/29	675,000	663,188
5% 7/1/42	550,000	540,375
5.05% 7/1/42	25,000	24,563
Series 2013 A, 6.75% 7/1/36	895,000	899,475
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1:
0% 7/1/27	1,100,000	1,005,277
0% 7/1/29	740,000	639,250
0% 7/1/31	2,060,000	1,652,798
0% 7/1/33	1,545,000	1,154,997
0% 7/1/46	13,560,000	4,517,560
0% 7/1/51	4,670,000	1,124,502
4.55% 7/1/40	270,000	306,028
4.75% 7/1/53	3,175,000	3,590,351
5% 7/1/58	7,310,000	8,374,024
Series 2019 A1, 4.5% 7/1/34	1,320,000	1,440,802
Series 2019 A2:
4.329% 7/1/40	965,000	1,080,807
4.329% 7/1/40	655,000	733,605
4.536% 7/1/53	180,000	201,227
4.784% 7/1/58	1,270,000	1,438,742

TOTAL PUERTO RICO		76,639,063

Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2013 A:
5.5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	180,000	196,491
6% 9/1/33 (Pre-Refunded to 9/1/23 @ 100)	245,000	269,445
Series 2016 B, 5% 9/1/36	305,000	344,870
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2009 B, 5.25% 9/15/29	160,000	160,651
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2018 69B, 4% 10/1/48	250,000	272,820

TOTAL RHODE ISLAND		1,244,277

South Carolina - 0.3%
Connector 2000 Assoc., Inc. Toll Road Rev.:
Series 2011 A1:
0% 1/1/32	861,263	452,001
0% 1/1/42	2,402,723	633,425
0% 7/22/51	3,706,348	463,680
Series 2016 A, 0% 1/1/22	15,000	14,963
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	860,000	920,774
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2008 C, 5.75% 1/1/34	275,000	275,000
South Carolina Jobs-Econ. Dev. Auth. Series 2018 A:
5% 5/1/35	265,000	322,198
5% 5/1/36	610,000	740,406
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(South Carolina Saves Green Cmnty. Prog. AAA East LLC Proj.) Series 2019 A, 7% 5/1/39 (a)(c)	100,000	96,394
Series 2013, 5% 11/1/29 (Pre-Refunded to 11/1/22 @ 100)	245,000	255,731
South Carolina Jobs-Econ. Dev. Auth. Solid Waste Disp. Rev.:
(Repower South Berkeley, LLC Proj.) Series 2017:
6% 2/1/35 (a)(c)(h)	385,000	154,000
6.25% 2/1/45 (a)(c)(h)	775,000	310,000
Series 2019, 8% 12/6/29 (h)	120,000	108,915
South Carolina Jobs-Economoc Dev. Auth. Retirement Cmnty. Rev. Series 2018 C, 5% 11/15/47	235,000	269,350
South Carolina Pub. Svc. Auth. Rev.:
Series 2011 C, 5% 12/1/36	200,000	200,000
Series 2012 A, 5% 12/1/25	250,000	250,000
Series 2012 D, 5% 12/1/43 (Pre-Refunded to 6/1/22 @ 100)	250,000	256,002
Series 2014 A, 5.5% 12/1/54	605,000	675,597
Series 2014 C, 5% 12/1/29	250,000	281,368
Series 2015 E, 5.25% 12/1/55	1,345,000	1,571,724
Series 2016 A, 5% 12/1/32	250,000	294,670
Series 2020 A:
4% 12/1/40	250,000	294,886
4% 12/1/42	300,000	352,113
5% 12/1/43	300,000	382,085
Series 2021 B, 5% 12/1/51	610,000	776,155
Series A, 3% 12/1/41	250,000	270,327
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A:
5% 10/1/35 (FSA Insured)	250,000	306,510
5% 10/1/36	400,000	489,831

TOTAL SOUTH CAROLINA		11,418,105

South Dakota - 0.0%
Sioux Falls Health Facilities Rev. (Dow Rummel Village Proj.) Series 2017:
5% 11/1/28	85,000	96,578
5% 11/1/30	95,000	107,087
5% 11/1/32	85,000	94,934
5% 11/1/42	120,000	131,231
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2012 E, 5% 11/1/37	125,000	129,898
Series 2014 B, 5% 11/1/44	285,000	318,170

TOTAL SOUTH DAKOTA		877,898

Tennessee - 0.3%
Blount County Health & Edl. Facilities Board Rev. Series 2016 A, 5% 1/1/47	475,000	389,413
Chattanooga Health Ed. & Hsg. Facility Board Rev. (CDFI Phase I, LLC - Univ. of Tennessee at Chattanooga Proj.) Series 2015, 5% 10/1/35	165,000	182,968
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/36	395,000	480,151
Knox County Health Edl. & Hsg. Facilities Series 2012 A, 5% 1/1/26	165,000	172,652
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 A, 5% 7/1/45	570,000	652,558
Series 2019 B:
4% 7/1/49 (a)	850,000	973,548
4% 7/1/54 (a)	975,000	1,108,840
5% 7/1/33 (a)	250,000	318,203
5% 7/1/44 (a)	365,000	454,348
5% 7/1/49 (a)	860,000	1,063,491
5% 7/1/54 (a)	595,000	731,773
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A:
5% 7/1/35	340,000	402,836
5% 7/1/40	190,000	224,439
5% 7/1/46	1,610,000	1,889,997
Shelby County Health Edl. & Hsg. Facility Board Residential Care Facilitiy Mtg. Rev.:
Series 2012:
5.25% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	120,000	125,957
5.375% 12/1/47 (Pre-Refunded to 12/1/22 @ 100)	210,000	220,686
Series 2014:
5% 12/1/34	30,000	32,460
5.25% 12/1/44	70,000	75,568
5.25% 12/1/49	205,000	220,874
Tennessee Energy Acquisition Corp.:
Bonds:
Series 2018, 4%, tender 11/1/25 (b)	505,000	562,638
Series 2021 A, 5%, tender 11/1/31 (b)	1,070,000	1,383,767
Series 2006 A:
5.25% 9/1/24	320,000	359,199
5.25% 9/1/26	725,000	852,794
Tennessee Hsg. Dev. Agcy. Residential Series 2018, 4.5% 7/1/49	250,000	275,013

TOTAL TENNESSEE		13,154,173

Texas - 1.8%
Austin Arpt. Sys. Rev.:
Series 2017 B, 5% 11/15/41 (a)	200,000	237,521
Series 2019 B, 5% 11/15/44 (a)	1,410,000	1,745,839
Austin Convention Enterprises, Inc.:
Series 2017 A:
5% 1/1/28	55,000	62,751
5% 1/1/30	125,000	141,258
5% 1/1/31	175,000	197,295
5% 1/1/32	205,000	230,988
5% 1/1/33	190,000	213,149
5% 1/1/34	375,000	419,496
Series 2017 B:
5% 1/1/23	30,000	30,854
5% 1/1/26	130,000	141,879
5% 1/1/28	30,000	33,010
5% 1/1/29	70,000	76,664
5% 1/1/32	135,000	146,382
5% 1/1/34	195,000	210,780
Board of Managers, Joint Guadalupe County, City of Seguin Hosp. Series 2015:
5% 12/1/28	85,000	93,896
5% 12/1/29	205,000	225,380
5% 12/1/30	105,000	115,041
5% 12/1/40	405,000	436,456
5% 12/1/45	405,000	434,053
5.25% 12/1/35	125,000	137,688
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	245,000	257,291
Series 2015 A, 5% 1/1/28	70,000	79,973
Series 2021 B:
4% 1/1/40	45,000	53,189
4% 1/1/41	35,000	41,238
4% 1/1/51	650,000	752,600
5% 1/1/34	30,000	38,740
5% 1/1/39	10,000	12,752
5% 1/1/46	1,715,000	2,152,157
Clifton Higher Ed. Fin. Corp. Ed. Rev. Series 2018 D, 6.125% 8/15/48	970,000	1,114,707
Conroe Local Govt. Hotel Rev.:
Series 2021 A, 4% 10/1/50	100,000	110,247
Series 2021 B:
3.5% 10/1/31	20,000	19,968
5% 10/1/50	105,000	115,251
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2016 B, 4% 12/1/36	250,000	283,371
Series 2021 B:
4% 12/1/51 (e)	500,000	587,230
5% 12/1/47 (e)	1,350,000	1,733,001
Dallas County Hosp. District Series 2019, 5% 8/15/30	300,000	374,938
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 C, 5.125% 11/1/43 (Pre-Refunded to 11/1/22 @ 100) (a)	565,000	589,694
Series 2013 F, 5.25% 11/1/30	570,000	622,122
Series 2014 A:
5% 11/1/32 (a)	500,000	540,240
5.25% 11/1/30 (a)	735,000	799,109
Series 2020 B, 4% 11/1/35	400,000	483,487
Decatur Hosp. Auth. Hosp. Rev.:
Series 2014 A, 5.25% 9/1/44	425,000	468,147
Series 2014, 5% 9/1/34	105,000	115,396
Fort Bend County Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012 B, 4.75% 11/1/42	305,000	315,544
Grand Parkway Trans. Corp.:
Series 2018 A, 5% 10/1/43	250,000	309,177
Series 2020 C, 4% 10/1/49	800,000	927,067
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) Series 1995, 4.875% 5/1/25 (a)	720,000	730,904
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Brazos Presbyterian Homes, Inc. Proj.) Series 2013 A:
5% 1/1/38	30,000	30,953
5% 1/1/43	30,000	30,901
Series 2013 B:
6.375% 1/1/33	200,000	210,032
7% 1/1/48 (Pre-Refunded to 1/1/23 @ 100)	320,000	342,732
Series 2021 A, 4% 10/1/42	745,000	893,445
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (Teco Proj.) Series 2017:
5% 11/15/31	80,000	97,957
5% 11/15/33	800,000	979,045
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/27	435,000	537,256
Houston Arpt. Sys. Rev.:
(United Airlines, Inc. Term. E Proj.) Series 2021 A, 4% 7/1/41 (a)	125,000	133,580
(United Airlines, Inc. Term. Impt. Projs.):
Series 2015 B1:
5% 7/15/30 (a)	430,000	477,181
5% 7/15/35 (a)	885,000	976,236
Series 2021 B1, 4% 7/15/41 (a)	305,000	324,957
Series 2018 A:
5% 7/1/36 (a)	135,000	164,480
5% 7/1/37 (a)	260,000	315,861
5% 7/1/41 (a)	395,000	478,350
Series 2018 C:
5% 7/1/31 (a)	365,000	450,213
5% 7/1/32 (a)	455,000	561,739
Series 2021 A, 4% 7/1/46 (a)	555,000	648,880
Houston Gen. Oblig. Series 2017 A, 5% 3/1/29	250,000	302,196
Jefferson County Indl. Dev. Co. (TRP Crude Marketing, LLC Proj.) Series 2019, 7.75% 4/1/39 (c)	100,000	103,190
Love Field Arpt. Modernization Rev.:
Series 2017:
5% 11/1/35 (a)	120,000	142,701
5% 11/1/36 (a)	120,000	142,691
Series 2021:
4% 11/1/34 (FSA Insured) (a)	250,000	299,669
4% 11/1/35 (FSA Insured) (a)	250,000	299,212
4% 11/1/36 (FSA Insured) (a)	250,000	298,673
5% 11/1/33 (FSA Insured) (a)	300,000	393,036
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008 2, 4% 6/1/30	365,000	382,776
Mission Econ. Dev. Corp. Rev. (Natgasoline Proj.) Series 2018, 4.625% 10/1/31 (a)(c)	1,310,000	1,377,956
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2008 A, 0.2%, tender 2/1/22 (a)(b)	970,000	970,032
Series 2020 A, 0.2%, tender 2/1/22 (a)(b)	485,000	485,016
Montgomery County Toll Road Auth. Series 2018:
5% 9/15/32	45,000	50,867
5% 9/15/33	45,000	50,826
5% 9/15/34	45,000	50,777
5% 9/15/35	115,000	129,674
5% 9/15/36	175,000	197,167
5% 9/15/37	200,000	225,095
5% 9/15/38	130,000	146,188
5% 9/15/43	385,000	430,988
5% 9/15/48	670,000	747,514
New Hope Cultural Ed. Facilities (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Proj.) Series 2016 A1, 5% 7/1/46	15,000	14,385
New Hope Cultural Ed. Facilities Corp. Cap. Impt. Rev. (CHF - Collegiate Hsg. Denton, L.L.C. - Texas Woman's Univ. Hsg. Proj.) Series 2018 A1, 5% 7/1/58 (FSA Insured)	180,000	215,705
New Hope Cultural Ed. Facilities Fin. Corp.:
(CHF - Collegiate Hsg. Stephenville III, L.L.C. - Tarleton State Univ. Proj.) Series 2015 A:
5% 4/1/24 (Escrowed to Maturity)	50,000	55,376
5% 4/1/30 (Pre-Refunded to 4/1/25 @ 100)	30,000	34,485
5% 4/1/35 (Pre-Refunded to 4/1/25 @ 100)	140,000	160,932
5% 4/1/47 (Pre-Refunded to 4/1/25 @ 100)	615,000	706,951
(CHF Collegiate Hsg. College Station I, LLC Texas A&M Univ. Proj.):
Series 2014 A:
5% 4/1/29	355,000	377,451
5% 4/1/46	950,000	994,827
Series 2017 A, 5% 4/1/46	190,000	207,524
(CHF Collegiate Hsg. Island Campus, LLC Texas A&M Univ. Corpus Christi Island Campus Proj.) Series 2017 A:
5% 4/1/37 (Pre-Refunded to 4/1/27 @ 100)	105,000	128,214
5% 4/1/42 (Pre-Refunded to 4/1/27 @ 100)	120,000	146,530
Series 2020 A, 5% 7/1/57	605,000	683,710
New Hope Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev.:
(MRC Crestview Proj.) Series 2016:
5% 11/15/36 (Pre-Refunded to 11/15/24 @ 102)	35,000	40,120
5% 11/15/46 (Pre-Refunded to 11/15/24 @ 102)	95,000	108,896
(MRC Sr. Living - The Langford Proj.) Series 2016 A:
5.375% 11/15/36	30,000	32,226
5.5% 11/15/46	60,000	64,145
5.5% 11/15/52	60,000	63,951
(Presbyterian Village North Proj.) Series 2018:
5% 10/1/31	60,000	65,846
5% 10/1/32	30,000	32,866
5% 10/1/33	95,000	103,965
5% 10/1/34	60,000	65,593
5% 10/1/35	120,000	131,049
5% 10/1/39	90,000	97,739
5.25% 10/1/49	580,000	631,737
Series 2018 A, 5.5% 7/1/54	525,000	553,267
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A, 5% 1/1/37	610,000	731,488
Series 2015 A:
4% 1/1/38	25,000	26,891
5% 1/1/34	570,000	643,469
5% 1/1/38	275,000	309,458
Series 2015 B, 5% 1/1/40	725,000	760,561
Series 2016 A, 5% 1/1/39	330,000	384,038
Series 2017 A, 5% 1/1/43	800,000	976,354
Port Beaumont Navigation District Dock Facility Rev. (Jefferson Gulf Coast Energy Proj.):
Series 2020 A:
3.625% 1/1/35 (c)	125,000	128,805
4% 1/1/50 (c)	235,000	242,227
Series 2021 A, 3% 1/1/50 (a)(c)	150,000	146,647
Rockwall Independent School District Series 2016, 5% 2/15/46 (Pre-Refunded to 2/15/25 @ 100)	225,000	257,817
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/24	290,000	320,749
San Antonio Wtr. Sys. Rev. Bonds Series 2019 A, 2.625%, tender 5/1/24 (b)	275,000	290,303
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev.:
(Buckingham Sr. Living Cmnty., Inc. Proj.):
Series 2014, 5.625% 11/15/41	180,000	102,600
Series 2015 A:
5.25% 11/15/35	55,000	31,350
5.5% 11/15/45	310,000	176,700
(Buckner Retirement Svcs., Inc. Proj.):
Series 2016 A:
5% 11/15/27	90,000	106,779
5% 11/15/28	70,000	82,703
5% 11/15/29	100,000	117,673
5% 11/15/30	150,000	175,832
5% 11/15/37	285,000	330,186
Series 2016 B, 5% 11/15/46	590,000	675,863
(Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	385,000	444,371
(Buckner Sr. Living - Ventana Proj.) Series 2017 A, 6.625% 11/15/37	130,000	147,588
(Northwest Sr. Hsg. Corp. Edgemere Proj.):
Series 2015 A, 5% 11/15/45	980,000	784,000
Series 2017, 5.25% 11/15/47	125,000	100,000
Series 2020, 5.75% 12/1/54	450,000	481,795
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/41	350,000	413,023
5% 2/15/47	1,460,000	1,722,896
Texas Gen. Oblig. Series 2017 A, 5% 10/1/33	200,000	246,319
Texas Muni. Gas Acquisition & Supply Corp. I Gas Supply Rev. Series 2008 D, 6.25% 12/15/26	85,000	98,038
Texas Muni. Gas Acquisition And Supply Corp. Series 2021:
5% 12/15/27	200,000	243,094
5% 12/15/28	730,000	902,077
5% 12/15/29	790,000	990,365
5% 12/15/30	590,000	752,193
5% 12/15/31	240,000	311,313
5% 12/15/32	445,000	586,714
Texas Muni. Gas Acquisition and Supply Corp. II Gas Supply Rev. Series 2012 C, 0.767% 9/15/27 (b)	900,000	905,542
Texas Private Activity Bond Surface Trans. Corp.:
(Blueridge Trans. Group, LLC SH 288 Toll Lanes Proj.) Series 2016:
5% 12/31/45 (a)	425,000	475,621
5% 12/31/50 (a)	1,140,000	1,272,407
5% 12/31/55 (a)	495,000	551,197
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (a)	1,910,000	2,291,698
Series 2013:
6.75% 6/30/43 (a)	285,000	315,680
7% 12/31/38 (a)	210,000	233,636
Texas Trans. Commission Series 2019 A, 5% 8/1/57	1,360,000	1,581,410
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2015 C:
5% 8/15/34	250,000	279,686
5% 8/15/37	1,350,000	1,510,837
Series 2020 A, 5% 8/15/39	1,020,000	1,297,451
Univ. of Texas Board of Regents Sys. Rev.:
Series 2019 A, 5% 8/15/33	300,000	385,176
Series 2019 B, 5% 8/15/49	1,155,000	1,817,728
Series 2020 C, 5% 8/15/31	300,000	409,911
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 2021:
3.5% 12/15/46	325,000	370,507
3.5% 12/15/60	1,000,000	1,114,302

TOTAL TEXAS		69,610,520

Utah - 0.3%
Military Installation Dev. Auth. Utah Tax Allocation Rev. Series 2021 A2, 4% 6/1/52	545,000	532,313
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/42 (a)	855,000	1,021,632
5% 7/1/47 (a)	1,600,000	1,909,902
Series 2017 B, 5% 7/1/42	395,000	475,280
Series 2018 A:
5% 7/1/36 (a)	460,000	558,201
5% 7/1/43 (a)	500,000	603,467
Series 2021 A:
4% 7/1/51 (a)	1,100,000	1,275,026
5% 7/1/51 (a)	1,320,000	1,659,360
Utah Associated Muni. Pwr. Sys. Rev. Series 2011 A, 5.5% 6/1/22	60,000	60,250
Utah Charter School Fin. Auth. (Spectrum Academy Proj.) Series 2020, 4% 4/15/45	250,000	286,715
Utah County Hosp. Rev. Series 2020 A:
4% 5/15/43	300,000	352,911
5% 5/15/43	500,000	634,058
Utah Hsg. Corp.:
Series 2021 E, 2% 4/21/51	245,900	251,107
Series 2021 F, 2.5% 5/21/51	246,323	257,738
Series 2021 G, 2.5% 6/21/51	294,539	308,188
Series 2021 H, 2.5% 7/21/51	395,332	413,652
Utah Transit Auth. Sales Tax Rev.:
Series 2012, 4% 6/15/39 (Pre-Refunded to 6/15/22 @ 100)	700,000	714,408
Series 2018, 4% 12/15/41	300,000	345,363
Weber Basin Wtr. Conservancy District Series 2019 A, 5% 10/1/44	250,000	315,567

TOTAL UTAH		11,975,138

Virgin Islands - 0.0%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	285,000	285,717
Series 2009 A, 6.75% 10/1/37	225,000	226,982
Series 2012 A, 5% 10/1/32	300,000	308,960
Series 2014 C, 5% 10/1/39	250,000	272,019

TOTAL VIRGIN ISLANDS		1,093,678

Virginia - 1.1%
Albemarle County Econ. Dev. Auth. Residential Care Facility Mtg. Rev. Series 2012 A, 5% 1/1/42	195,000	200,098
Arlington County IDA Hosp. Facilities Series 2020:
3.75% 7/1/50	250,000	282,232
4% 7/1/45	350,000	408,575
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2016:
5% 7/1/41 (FSA Insured)	520,000	607,556
5% 7/1/46	1,850,000	2,178,991
5% 7/1/51	1,275,000	1,498,832
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 B, 0% 7/15/40 (f)	455,000	502,483
Fairfax County Econ. Dev. Auth. Residential Care Facility Rev. Series 2013 A:
5% 12/1/32 (Pre-Refunded to 12/1/23 @ 100)	100,000	109,208
5% 12/1/42 (Pre-Refunded to 12/1/23 @ 100)	170,000	185,654
5% 12/1/47 (Pre-Refunded to 12/1/23 @ 100)	120,000	131,050
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.):
Series 2014 A, 5% 5/15/44	610,000	675,842
Series 2016 A, 5% 5/15/31	245,000	288,128
Series 2018 A, 4% 5/15/48	685,000	779,865
Fairfax County Swr. Rev. Series 2021 A, 4% 7/15/38	795,000	980,660
Greater Richmond Convention Ctr. Auth. Hotel Tax Rev. Series 2015, 5% 6/15/31 (Pre-Refunded to 6/15/25 @ 100)	565,000	655,276
Hampton Roads Trans. Accountability Commission:
Series 2018 A, 5.5% 7/1/57	2,455,000	3,047,329
Series 2020 A:
4% 7/1/50	250,000	294,416
4% 7/1/55	750,000	881,094
5% 7/1/60	425,000	533,331
Indl. Dev. Auth. Botetourt County Residential Care Facility Rev. Series 2014 A, 6% 7/1/34	445,000	494,897
James City County Econ. Dev. Auth. Residential Care Facility Rev. Series 2013 A, 6% 6/1/43 (Pre-Refunded to 6/1/23 @ 100)	460,000	495,707
Lynchburg Econ. Dev. Series 2021, 4% 1/1/55	685,000	796,395
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (b)	60,000	75,632
Norfolk Econ. Dev. Health Care Facilities Series 2012 B, 5% 11/1/43	120,000	124,758
Norfolk Redev. & Hsg. Auth. Rev.:
(Fort Norfolk Retirement Cmnty., Inc. Harbors Edge Proj.) Series 2014:
5% 1/1/35	245,000	263,856
5% 1/1/46	315,000	335,658
5.375% 1/1/35	380,000	413,454
5.375% 1/1/46	260,000	279,911
Series 2019 A, 5% 1/1/49	195,000	211,011
Richmond Pub. Util. Rev. Series 2013 A, 5% 1/15/38 (Pre-Refunded to 1/15/23 @ 100)	60,000	63,223
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/33	60,000	69,905
5% 6/15/34	250,000	290,958
5% 6/15/35	120,000	139,529
5% 6/15/36	250,000	290,350
Tobacco Settlement Fing. Corp.:
Series 2007 C1, 0% 6/1/47	4,410,000	1,097,705
Series 2007 D, 0% 6/1/47	3,330,000	748,632
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(Marymount Univ. Proj.):
Series 2015 A:
5% 7/1/23 (c)	100,000	104,739
5% 7/1/24 (c)	100,000	107,376
5% 7/1/25 (c)	100,000	109,588
5% 7/1/30 (c)	285,000	306,314
5% 7/1/35 (c)	100,000	106,705
5% 7/1/45 (c)	190,000	200,424
Series 2015 B:
5% 7/1/45 (c)	365,000	385,024
5.25% 7/1/30 (c)	100,000	108,325
5.25% 7/1/35 (c)	110,000	118,302
Series 2001, 5.75% 1/1/34	30,000	44,052
Virginia Small Bus. Fing. Auth.:
(95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (a)	695,000	697,625
5% 1/1/40 (a)	2,625,000	2,634,743
(95 Express Lanes LLC Proj.):
Series 2017:
5% 7/1/34 (a)	640,000	642,418
5% 1/1/40 (a)	2,500,000	2,509,285
Series 2019:
5% 1/1/44 (a)	100,000	100,362
5% 7/1/49 (a)	835,000	837,954
(Transform 66 P3 Proj.) Series 2017:
5% 12/31/47 (a)	90,000	107,527
5% 12/31/49 (a)	790,000	942,361
5% 12/31/52 (a)	545,000	647,369
5% 12/31/56 (a)	6,130,000	7,276,491
Series 2012:
4.75% 1/1/25 (a)	130,000	133,229
5% 7/1/25 (a)	120,000	123,155
5% 1/1/26 (a)	120,000	123,119
5% 7/1/26 (a)	120,000	123,119
5% 7/1/27 (a)	120,000	123,083
5.5% 1/1/42 (a)	2,435,000	2,503,887
6% 1/1/37 (a)	1,875,000	1,935,147

TOTAL VIRGINIA		43,483,924

Washington - 0.6%
Adams County Pub. Hosp. District No. 2 Series 2014, 5.125% 12/1/44	160,000	172,800
Energy Northwest Elec. Rev.:
Series 2020 A:
5% 7/1/33	180,000	235,670
5% 7/1/34	220,000	287,493
5% 7/1/36	290,000	376,243
5% 7/1/37	300,000	388,361
Series 2021 A:
4% 7/1/42	1,155,000	1,392,191
5% 7/1/22	625,000	642,573
5% 7/1/41	2,065,000	2,716,836
Greater Wenatchee Reg'l. Events Ctr. Pub. Facilities District Ltd. Sales Tax Series 2012 A:
5% 9/1/27 (Pre-Refunded to 9/1/22 @ 100)	95,000	98,424
5.25% 9/1/32 (Pre-Refunded to 9/1/22 @ 100)	60,000	62,274
5.5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	170,000	176,761
Indl. Dev. Corp. of the Port of Seattle Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2012, 5% 4/1/30 (a)	180,000	189,578
Port of Seattle Rev. Series 2021 C, 5% 8/1/37 (a)	300,000	389,347
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/58 (FSA Insured)	500,000	527,599
Series 2021, 4% 7/1/31	460,000	533,830
Washington Gen. Oblig.:
Series 2020 C:
5% 2/1/36	690,000	889,457
5% 2/1/39	2,430,000	3,114,712
Series 2021 A, 5% 8/1/35	1,245,000	1,628,835
Series 2021 F:
5% 6/1/39	800,000	1,057,457
5% 6/1/40	1,455,000	1,919,766
Series 2021 R, 4% 7/1/41	1,430,000	1,746,814
Series 2022 A:
5% 8/1/31	250,000	338,283
5% 8/1/32	425,000	573,111
5% 8/1/41	275,000	363,379
Washington Hsg. Fin. Commission Series 2021 1, 3.5% 12/20/35	1,068,736	1,238,757
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.:
(Judson Park Proj.) Series 2018, 5% 7/1/48 (c)	125,000	133,726
(Presbyterian Retirement Cmntys. Northwest Projs.) Series 2016 A:
5% 1/1/46 (c)	195,000	211,274
5% 1/1/51 (c)	410,000	443,581
(The Hearthstone Proj.) Series 2018 A, 5% 7/1/48 (c)	115,000	122,283
(Transforming Age Projs.):
Series 2019 A, 5% 1/1/55 (c)	990,000	1,103,218
Series 2019 B, 2.375% 1/1/26 (c)	595,000	595,504
Series 2015 A, 7% 7/1/45 (c)	585,000	642,162

TOTAL WASHINGTON		24,312,299

West Virginia - 0.0%
Monongalia County West Commission Spl. District Excise Tax Rev.:
Series 2017 A:
5.5% 6/1/37 (c)	150,000	171,570
5.75% 6/1/43 (c)	150,000	171,825
Series 2021 A, 4.125% 6/1/43 (c)	135,000	150,660
Series 2021 B, 4.875% 6/1/43 (c)	100,000	108,254
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Arch Resources Proj.) Series 2020, 5%, tender 7/1/25 (a)(b)	180,000	194,985

TOTAL WEST VIRGINIA		797,294

Wisconsin - 0.3%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5.25% 5/15/37 (c)	35,000	38,256
5.25% 5/15/42 (c)	75,000	81,848
5.25% 5/15/47 (c)	75,000	81,848
5.25% 5/15/52 (c)	140,000	152,783
Pub. Fin. Auth. Charter School Rev. Series 2020 A:
4% 7/1/30 (c)	25,000	27,057
5% 7/1/40 (c)	45,000	50,480
5% 7/1/55 (c)	90,000	99,373
Pub. Fin. Auth. Ltd. Oblig. Pilot Rev. (American Dream Meadowlands Proj.) Series 2017, 7% 12/1/50 (c)	245,000	268,925
Pub. Fin. Auth. Pub. Fin. Auth. Ed. Rev. Mountain Island Charter School:
Series 2017 A, 5.125% 6/15/47 (c)	160,000	166,295
Series 2017:
5% 7/1/37	50,000	54,158
5% 7/1/47	120,000	129,098
5% 7/1/52	260,000	279,430
Series 2019 A:
4% 6/15/29 (c)	60,000	63,099
5% 6/15/39 (c)	60,000	64,421
5% 6/15/49 (c)	105,000	111,507
Pub. Fin. Auth. Rev.:
Series 2016 A, 5% 1/1/24 (a)	215,000	233,034
Series 2016 B, 5% 12/1/25 (a)	485,000	560,212
Series 2016 C, 4.3% 11/1/30 (a)	305,000	339,543
Series 2016 D, 4.05% 11/1/30	150,000	165,397
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A-2, 0.18%, tender 2/1/22 (a)(b)	375,000	375,000
Pub. Fin. Auth. Spl. Facilities Rev.:
(Sky Harbour Cap. Llc Aviation Facilities Proj.) Series 2021, 4% 7/1/41 (a)	75,000	78,980
Series 2021, 4.25% 7/1/54 (a)	815,000	854,016
Pub. Fin. Auth. Student Hsg.:
(Univ. of Hawai'i Foundation Proj.):
Series 2021 B, 5.25% 7/1/61	100,000	103,032
Series 2021, 4% 7/1/61	475,000	507,751
Series 2019, 5% 5/1/55 (c)	390,000	341,053
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	535,000	588,570
5% 10/1/48 (c)	240,000	263,201
5% 10/1/53 (c)	480,000	525,481
Redev. Auth. Platteville Fixed Rate Redev. Rev. Series 2012 A, 5% 7/1/42	135,000	137,743
Roseman Univ. of Health:
(Church Home of Hartford, Inc. Proj.) Series 2015 A:
5% 9/1/30 (c)	50,000	54,031
5% 9/1/38 (c)	105,000	112,299
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (c)	100,000	119,523
(Searstone CCRC Proj.) Series 2017 A:
5.2% 6/1/37	485,000	541,373
5.3% 6/1/47	670,000	748,876
5.375% 6/1/52	240,000	259,091
Series 2020, 5% 4/1/50 (c)	120,000	141,443
Series 2021 A, 3% 7/1/50 (e)	500,000	519,884
Wisconsin Gen. Oblig. Series 2021 A, 4% 5/1/40	500,000	586,278
Wisconsin Health & Edl. Facilities:
(Saint John's Cmntys., Inc. Proj.) Series 2018 A:
5% 9/15/40 (Pre-Refunded to 9/15/23 @ 100)	60,000	64,952
5% 9/15/45 (Pre-Refunded to 9/15/23 @ 100)	80,000	86,603
5% 9/15/50 (Pre-Refunded to 9/15/23 @ 100)	455,000	492,553
Series 2015 B, 5% 9/15/37	40,000	41,452
Series 2017:
5% 6/1/37	65,000	71,364
5% 6/1/41	100,000	109,226
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2012 B, 5% 2/15/40	305,000	307,793
Series 2021, 4% 8/15/46	300,000	349,892
Series 2022:
4% 9/15/36	45,000	47,752
4% 9/15/41	45,000	47,231
4% 9/15/45	40,000	41,669
Wisconsin Hsg. & Econ. Dev. Auth. Series 2018 D, 4% 3/1/47	250,000	271,663

TOTAL WISCONSIN		11,756,539

TOTAL MUNICIPAL BONDS
(Cost $1,055,763,784)		1,064,129,246

Municipal Notes - 0.9%
Arizona - 0.0%
Phoenix Indl. Dev. Auth. Health Care Facilities Series 2014 B, 0.01% 12/1/21 (Liquidity Facility Northern Trust Co.), VRDN (b)	215,000	$215,000
California - 0.0%
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B3, 0.01% 12/1/21 (Liquidity Facility Barclays Bank PLC), VRDN (b)	900,000	900,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2019 A, 0.01% 12/1/21 (Liquidity Facility Toronto-Dominion Bank), VRDN (b)	400,000	400,000

TOTAL CALIFORNIA		1,300,000

Georgia - 0.0%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.02% 12/1/21, LOC Wells Fargo Bank NA, VRDN (b)	1,175,000	1,175,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2018, 0.07% 12/1/21, VRDN (b)	450,000	450,000

TOTAL GEORGIA		1,625,000

Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B1, 0.03% 12/1/21, LOC TD Banknorth, NA, VRDN (b)	165,000	165,000
Kentucky - 0.1%
Louisville & Jefferson County Series 2011 B, 0.04% 12/1/21, LOC PNC Bank NA, VRDN (b)	100,000	100,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 0.07% 12/1/21, VRDN (a)(b)	2,100,000	2,100,000

TOTAL KENTUCKY		2,200,000

Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Univ. of Maryland Med. Sys. Proj.):
Series 2008 D, 0.03% 12/1/21, LOC TD Banknorth, NA, VRDN (b)	2,200,000	2,200,000
Series 2008 E, 0.03% 12/7/21, LOC Bank of Montreal, VRDN (b)	700,000	700,000
Montgomery County Gen. Oblig. Series 2017 E, 0.04% 12/1/21 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	210,000	210,000

TOTAL MARYLAND		3,110,000

Massachusetts - 0.1%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U-6C, 0.04% 12/1/21, LOC TD Banknorth, NA, VRDN (b)	3,600,000	3,600,000
Michigan - 0.1%
Grand Traverse County Hosp. Fin. Auth. Series 2019 C, 0.05% 12/1/21, LOC PNC Bank NA, VRDN (b)	5,340,000	5,340,000
Michigan Bldg. Auth. Rev. Series 2020 III, 0.09% 1/3/23, VRDN (b)	100,000	100,000

TOTAL MICHIGAN		5,440,000

Minnesota - 0.1%
Hennepin County Gen. Oblig. Series 2018 B, 0.04% 12/7/21 (Liquidity Facility TD Banknorth, NA), VRDN (b)	500,000	500,000
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 0.03% 12/1/21, LOC Wells Fargo Bank NA, VRDN (b)	1,500,000	1,500,000

TOTAL MINNESOTA		2,000,000

Mississippi - 0.0%
Mississippi Bus. Fin. Corp. Series 2009 E, 0.02% 12/1/21, VRDN (b)	135,000	135,000
New York - 0.3%
Nassau County Gen. Oblig. RAN Series 2021 A, 2% 12/10/21	1,100,000	1,100,509
New York City Gen. Oblig. Series 2021 3, 0.1% 12/8/21, VRDN (b)	250,000	250,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2008 BB, 0.02% 12/1/21 (Liquidity Facility Bank of America NA), VRDN (b)	120,000	120,000
Series 2011 DD-3A, 0.02% 12/1/21 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	2,000,000	2,000,000
New York City Transitional Fin. Auth. Rev. Series 2011 A4 0.05% 12/1/21 (Liquidity Facility Barclays Bank PLC), VRDN (b)	225,000	225,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. BAN Series 2019 A, 5% 3/1/22	600,000	607,003
New York Metropolitan Trans. Auth. Rev. BAN Series 2019 D1, 5% 9/1/22	3,150,000	3,259,434
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B, 0.02% 12/1/21, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,450,000	2,450,000

TOTAL NEW YORK		10,011,946

North Carolina - 0.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. (Carolinas Healthcare Sys. Proj.) Series 2007 B, 0.04% 12/1/21 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,670,000	1,670,000
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 0.03% 12/7/21, LOC TD Banknorth, NA, VRDN (b)	500,000	500,000
Univ. of North Carolina Hosp. at Chapel Hill Rev. Series 2001 A, 0.03% 12/1/21, VRDN (b)	875,000	875,000

TOTAL NORTH CAROLINA		3,045,000

Texas - 0.0%
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.) Series A1, 0.04% 12/1/21, VRDN (b)	450,000	450,000
Virginia - 0.0%
Lynchburg Econ. Dev. Series 2017 B, 0.05% 12/1/21, LOC Truist Bank, VRDN (b)	2,000,000	2,000,000
Wisconsin - 0.0%
Wisconsin Gen. Oblig. Series 2019 A, 0.06% 12/7/21, VRDN (b)	525,000	525,000
TOTAL MUNICIPAL NOTES
(Cost $35,822,838)		35,821,946
	Shares	Value

Municipal Bond Funds - 71.7%
BlackRock National Municipal Fund Investor A Shares	12,095,550	138,131,176
Delaware Tax-Free U.S.A. Fund Class A	161,976	1,997,167
DWS Managed Municipal Bond Fund - Class S	5,832,384	54,532,790
DWS Strategic High Yield Tax-Free Fund Class S	666,925	8,383,249
Fidelity Advisor Municipal Income Fund Class Z (i)	183	2,494
Fidelity SAI Municipal Income Fund (i)	43,711,316	476,453,342
Fidelity SAI Tax-Free Bond Fund (i)	20,213,864	221,139,672
Fidelity Tax-Free Bond Fund (i)	205	2,494
Franklin Federal Tax-Free Income Fund - Class R6	4,011,461	49,381,090
iShares S&P National Municipal Bond ETF	709,245	82,712,152
MainStay MacKay High Yield Municipal Bond Fund Class A	6,624,981	90,298,492
MainStay MacKay Tax Free Bond Fund Class A	27,778,690	296,954,192
MFS Municipal Income Fund Class A	42,462,224	390,227,836
T. Rowe Price Summit Municipal Income Fund Investor Class	6,379,027	79,929,207
T. Rowe Price Tax-Free High Yield Fund	1,489,394	18,885,514
T. Rowe Price Tax-Free Income Fund - I Class	239	2,500
Vanguard High-Yield Tax-Exempt Fund Admiral Shares	207	2,499
Vanguard Long-Term Tax-Exempt Fund Admiral Shares	38,366,134	468,066,840
Wells Fargo Municipal Bond Fund - Class Admin	14,686,815	158,176,995
Western Asset Managed Municipals Fund Class A	16,915,396	283,163,722
TOTAL MUNICIPAL BOND FUNDS
(Cost $2,816,765,034)		2,818,443,423

Money Market Funds - 0.2%
Fidelity Investments Money Market Government Portfolio Class I 0.01% (i)(j)	5,717,489	5,717,489
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (i)(j)	2,500	2,500
Fidelity SAI Municipal Money Market Fund 0.01% (i)(j)	2,499	2,500
TOTAL MONEY MARKET FUNDS
(Cost $5,722,489)		5,722,489
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $3,914,074,145)		3,924,117,104
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,368,720
NET ASSETS - 100%		$3,928,485,824

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	100	March 2022	$13,081,250	$(181,480)	$(181,480)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	50	March 2022	8,106,250	(234,493)	(234,493)
TOTAL FUTURES CONTRACTS					$(415,973)

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

ETF – Exchange-Traded Fund

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,377,248 or 2.1% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Level 3 security

 (i) Affiliated Fund

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Class I 0.01%	$ --	$9,573,565	$3,856,076	$35	$ --	$ --	$5,717,489
Fidelity Advisor Municipal Income Fund Class Z	--	2,516	--	10	--	(22)	2,494
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	--	2,500	--	--	--	--	2,500
Fidelity SAI Municipal Income Fund	--	474,668,746	5,036	1,238,821	(5)	1,789,637	476,453,342
Fidelity SAI Municipal Money Market Fund 0.01%	--	2,500	--	--	--	--	2,500
Fidelity SAI Tax-Free Bond Fund	--	379,957,221	156,049,599	1,454,223	(1,382,959)	(1,384,991)	221,139,672
Fidelity Tax-Free Bond Fund	--	2,516	--	13	--	(22)	2,494
Total	$--	$864,209,564	$159,910,711	$2,693,101	$(1,382,964)	$404,602	$703,320,491

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$1,099,951,192	$--	$1,099,378,277	$572,915
Municipal Bond Funds	2,735,731,271	2,735,731,271	--	--
Money Market Funds	5,722,489	5,722,489	--	--
Investment Companies	82,712,152	82,712,152	--	--
Total Investments in Securities:	$3,924,117,104	$2,824,165,912	$1,099,378,277	$572,915
Derivative Instruments:
Liabilities
Futures Contracts	$(415,973)	$(415,973)	$--	$--
Total Liabilities	$(415,973)	$(415,973)	$--	$--
Total Derivative Instruments:	$(415,973)	$(415,973)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$0	$(415,973)
Total Interest Rate Risk	0	(415,973)
Total Value of Derivatives	$0	$(415,973)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,211,158,248)	$3,220,796,613
Affiliated issuers (cost $702,915,897)	703,320,491
Total Investment in Securities (cost $3,914,074,145)		$3,924,117,104
Segregated cash with brokers for derivative instruments		325,000
Receivable for investments sold
Regular delivery		1,787,339
Delayed delivery		628,490
Receivable for fund shares sold		10,185,737
Dividends receivable		570,448
Interest receivable		12,708,618
Prepaid expenses		16,870
Other receivables		23
Total assets		3,950,339,629
Liabilities
Payable to custodian bank	$289,816
Payable for investments purchased
Regular delivery	2,603,833
Delayed delivery	9,291,334
Payable for fund shares redeemed	3,115,383
Distributions payable	6,079,022
Accrued management fee	140,738
Payable for daily variation margin on futures contracts	137,500
Other payables and accrued expenses	196,179
Total liabilities		21,853,805
Net Assets		$3,928,485,824
Net Assets consist of:
Paid in capital		$3,929,779,511
Total accumulated earnings (loss)		(1,293,687)
Net Assets		$3,928,485,824
Net Asset Value, offering price and redemption price per share ($3,928,485,824 ÷ 395,250,734 shares)		$9.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 17, 2021 (commencement of operations) through November 30, 2021 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$11,069,854
Affiliated issuers		2,693,101
Interest		1,965,025
Total income		15,727,980
Expenses
Management fee	$2,116,590
Custodian fees and expenses	8,864
Independent trustees' fees and expenses	2,677
Registration fees	393,005
Audit	34,281
Legal	151
Miscellaneous	284
Total expenses before reductions	2,555,852
Expense reductions	(1,925,465)
Total expenses after reductions		630,387
Net investment income (loss)		15,097,593
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,185,102)
Affiliated issuers	(1,382,964)
Futures contracts	442,664
Capital gain distributions from underlying funds:
Unaffiliated issuers	2,058
Total net realized gain (loss)		(11,123,344)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	9,638,357
Affiliated issuers	404,602
Futures contracts	(415,973)
Total change in net unrealized appreciation (depreciation)		9,626,986
Net gain (loss)		(1,496,358)
Net increase (decrease) in net assets resulting from operations		$13,601,235

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 17, 2021 (commencement of operations) through November 30, 2021 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,097,593
Net realized gain (loss)	(11,123,344)
Change in net unrealized appreciation (depreciation)	9,626,986
Net increase (decrease) in net assets resulting from operations	13,601,235
Distributions to shareholders	(14,894,922)
Share transactions
Proceeds from sales of shares	4,036,951,669
Reinvestment of distributions	82,754
Cost of shares redeemed	(107,254,912)
Net increase (decrease) in net assets resulting from share transactions	3,929,779,511
Total increase (decrease) in net assets	3,928,485,824
Net Assets
Beginning of period	–
End of period	$3,928,485,824
Other Information
Shares
Sold	406,071,344
Issued in reinvestment of distributions	8,321
Redeemed	(10,828,931)
Net increase (decrease)	395,250,734

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Municipal Bond Fund

Six months ended (Unaudited) November 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.088
Net realized and unrealized gain (loss)	(.066)
Total from investment operations	.022
Distributions from net investment income	(.082)
Total distributions	(.082)
Net asset value, end of period	$9.94
Total ReturnC,D	.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G
Expenses net of fee waivers, if any	.08%G
Expenses net of all reductions	.08%G
Net investment income (loss)	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,928,486
Portfolio turnover rateH	67%I

 A For the period June 17, 2021 (commencement of operations) through November 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2021

1. Organization.

Strategic Advisers Municipal Bond Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,444,364
Gross unrealized depreciation	(10,219,654)
Net unrealized appreciation (depreciation)	$6,224,710
Tax cost	$3,917,476,421

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Municipal Bond Fund	5,193,309,661	1,305,732,489

Unaffiliated Exchanges In-Kind. During the period, the Fund redeemed shares of Delaware Tax-Free U.S.A. Fund Class A, MainStay MacKay Tax Free Bond Fund Class A, T. Rowe Price Summit Municipal Income Fund Investor Class, and T. Rowe Price Tax-Free High Yield Fund in exchange for investments as noted in the following table. The net realized gain (loss) on the Fund's redemptions of Delaware Tax-Free U.S.A. Fund Class A, MainStay MacKay Tax Free Bond Fund Class A, T. Rowe Price Summit Municipal Income Fund Investor Class, and T. Rowe Price Tax-Free High Yield Fund is included in "Net Realized gain (loss) on Investment Securities: Unaffiliated issuers" in the accompanying Statement of Operations. The Fund recognized a net loss on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
Delaware Tax-Free U.S.A. Fund Class A	133,316,728	(652,576)	10,716,779
MainStay MacKay Tax Free Bond Fund Class A	200,223,895	(1,925,084)	18,814,675
T. Rowe Price Summit Municipal Income Fund Investor Class	413,883,024	(4,072,871)	33,297,106
T. Rowe Price Tax-Free High Yield Fund	352,121,702	(3,324,298)	27,968,364
Total	1,099,545,349	(9,974,829)	90,796,924

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .27% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Delaware Investments Fund Advisers, Mackay Shields LLC and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIAM LLC (an affiliate of the investment adviser) and Massachusetts Financial Services Company have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2024. During the period, this waiver reduced the Fund's management fee by $1,925,465.

7. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Municipal Bond Fund
Fidelity SAI Municipal Income Fund	19%
Fidelity SAI Tax-Free Bond Fund	10%

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 17, 2021 to November 30, 2021). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value November 30, 2021	Expenses Paid During Period
Strategic Advisers Municipal Bond Fund	.08%
Actual		$1,000.00	$1,002.30	$.37-B
Hypothetical-C		$1,000.00	$1,024.67	$.41-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 167/365 (to reflect the period June 17, 2021 to November 30, 2021).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Municipal Bond Fund

In June 2021, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) the management contract between Strategic Advisers LLC (Strategic Advisers) and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Management Contract); (ii) the sub-advisory agreements among Strategic Advisers, each of FIAM LLC (FIAM), MacKay Shields LLC (MacKay Shields), and T. Rowe Price Associates, Inc. (T. Rowe Price), and the Trust on behalf of the fund (each respective agreement, a Sub-Advisory Agreement and collectively, the Sub-Advisory Agreements); and (iii) the sub-subadvisory agreements among FIAM and each of FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited and Fidelity Management & Research (Hong Kong) Limited, with respect to the fund (Sub-Subadvisory Agreements and together with the Management Contract and Sub-Advisory Agreements, the Advisory Contracts). Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Advisory Contracts.

In considering whether to approve each Advisory Contract, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Advisory Contract is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Advisory Contract bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and the proposed sub-adviser line-up. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund. The Board noted that it is familiar with the nature, extent and quality of services provided by the Investment Advisers, with the exception of MacKay Shields, from its oversight of the Investment Advisers, on behalf of other funds overseen by the Board and that the same support staff, including compliance personnel, that currently provides services to other Strategic Advisers funds will also provide services to the fund.

The Board noted Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Board the sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Board also noted that it receives from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board noted that under the Sub-Advisory Agreements, and subject to oversight by Strategic Advisers, each sub-adviser will be responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Board noted that each sub-adviser will be responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff that will provide services to the fund, their use of technology, and the Investment Advisers' approach to managing and compensating its investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Management Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers; and (iii) the resources to be devoted to the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Strategic Advisers to reinvest in the development of services designed to enhance the value or convenience of the Strategic Advisers funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Instead, the Board considered the historical investment performance of the portfolio managers in managing accounts under a similar investment mandate. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Advisory Contracts, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the sub-advisers, and the projected total management fee rate and operating expenses of the fund.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 0.60% of the fund's average daily net assets and that Strategic Advisers has contractually agreed to waive its 0.25% portion of the fund's management fee through September 30, 2024. The Board considered that although the proposed maximum aggregate annual management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, the fund's estimated effective and total management fee rates are expected to be below the median based upon the expected average allocations to the sub-advisers and the effective sub-advisory fee rates applicable under the proposed sub-advisory agreements, before taking into account the management fee waiver. The Board noted that FIAM, and not the fund, will compensate the sub-subadvisers under the terms of each Sub-Subadvisory Agreement and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the fund's projected total net expenses, including acquired fund fees and expenses, if any, rank below the competitive median.

Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. The Board noted that it will consider costs of services and the profitability of Strategic Advisers and each sub-adviser as a result of their relationship with the fund in connection with future renewals of the Advisory Contracts.

Potential Fall-Out Benefits.  The fund is a new fund and therefore the Board was unable to consider any direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board noted that it will review information regarding the potential of direct and indirect benefits accruing to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, in connection with future renewals of the Advisory Contracts.

Possible Economies of Scale.  The Board noted that because the fund is a new fund a determination of economies of scale was premature until the fund has assets. The Board noted that any breakpoints included in the Sub-Advisory Agreements have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures proposed on behalf of the fund bear a reasonable relationship to the services to be rendered and that each Advisory Contract should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Sub-Advisory Agreement and Sub-Subadvisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of New Sub-Advisory Agreement

Strategic Advisers Municipal Bond Fund

In September 2021, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve new sub-advisory agreements among Strategic Advisers, each of Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (Delaware), and Massachusetts Financial Services Company (MFS), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (each, a Sub-Advisory Agreement and collectively, the Sub-Advisory Agreements). MFS and Delaware are each referred to herein as a Sub-Adviser and collectively, as the Sub-Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreements.

In considering whether to approve each Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the sub-advisory fees to be charged under each Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and the proposed sub-adviser line-up. The Board considered the structure of each Sub-Adviser's investment personnel compensation program and whether such structure provides appropriate incentives to act in the best interests of the fund. The Board noted that it is familiar with the nature, extent and quality of services provided by MFS from its oversight of the MFS on behalf of another fund overseen by the Board and that MFS will utilize the same organizational, compliance, legal, operational and control structures for both funds.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of each Sub-Adviser's investment staff that will provide services to the fund, its use of technology, and each Sub-Adviser's approach to managing and compensating its investment personnel. The Board noted that each Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered the Sub-Advisers' trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process. The Board also considered the Sub-Advisers' investments in business continuity planning in connection with the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by each Sub-Adviser under its respective Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board considered the historical investment performance of the Sub-Advisers in managing accounts under similar investment mandates.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreements should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to each Sub-Adviser. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring the Sub-Advisers.

The Board noted that neither Sub-Advisory Agreement will result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board further considered that because the fund recently launched and none of its existing sub-advised mandates (Existing Mandates) have been funded yet, the fund's projected management fee and total expenses are based on the expected initial allocations to its Existing Mandates, as well as the initial funding estimates for the Sub-Advisers. The Board considered that after allocating expected assets to the Sub-Advisers, the fund's projected management fee is expected to increase and the fund's total net expenses are expected to decrease; however, each are expected to continue to rank below the competitive peer group medians reported in the June 2021 contract approval materials for the fund.
Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  Because each Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreements.

Potential Fall-Out Benefits.  The Board noted that the fund recently launched, and so the Board will review information regarding the potential of direct and indirect benefits accruing to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, in connection with future renewals of the of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Sub-Advisory Agreements will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. The Board also concluded that the sub-advisory fees to be charged under each Amended Sub-Advisory Agreement will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Possible Economies of Scale.  The Board noted that the fund recently launched, and so the Board will review information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during future renewals of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that each Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the Sub-Adviser as assets allocated to the Sub-Adviser grow.

SAM-SANN-0122
1.9903615.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 20, 2022